UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

Catherine Kennedy

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: June 30

Registrant is making a filing for 12 of its series:

Wells Fargo Alternative Risk Premia Fund, Wells Fargo California Limited-Term Tax-Free Fund, Wells Fargo California Tax-Free Fund, Wells Fargo High Yield Municipal Bond Fund, Wells Fargo Intermediate Tax/AMT-Free Fund, Wells Fargo Minnesota Tax-Free Fund, Wells Fargo Municipal Bond Fund, Wells Fargo Pennsylvania Tax-Free Fund, Wells Fargo Short-Term Municipal Bond Fund, Wells Fargo Strategic Municipal Bond Fund, Wells Fargo Ultra Short-Term Municipal Income Fund, and Wells Fargo Wisconsin Tax-Free Fund.

Date of reporting period: December 31, 2019

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Report

December 31, 2019

Wells Fargo

Minnesota Tax-Free Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Minnesota Tax-Free Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“After periods of volatility, investors regrouped midway through the year, sentiment turned positive, and U.S. equity markets advanced in July.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Minnesota Tax-Free Fund for the six-month period that ended December 31, 2019. Despite periods of market volatility, the year was strongly positive for financial markets as supportive central banks more than offset concerns over slowing global economic growth and international trade tensions.

Overall, both fixed-income and equity investors enjoyed healthy returns. For the period, U.S. stocks, based on the S&P 500 Index,1 gained 10.92% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 6.96%. The MSCI EM Index (Net)3 gained 7.09%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 2.45%, the Bloomberg Barclays Global Aggregate ex-USD Index5 returned 0.09%, the Bloomberg Barclays Municipal Bond Index6 gained 2.32%, and the ICE BofA U.S. High Yield Index7 added 3.86%.

Sentiment turned positive, driven by central bank support.

After periods of volatility, investors regrouped midway through the year, sentiment turned positive, and U.S. equity markets advanced in July. The gains, primarily driven by geopolitical and monetary policy events, pushed equity markets to new highs. European Central Bank President Mario Draghi indicated the bank was ready to cut rates or buy more assets to prop up inflation if needed. President Trump backed off of tariff threats against Mexico and China. The U.S. Federal Reserve (Fed) implemented a 0.25% federal funds rate cut in July.

Throughout the summer, U.S.-China trade tensions simmered. Major U.S. stock market indices closed July with the worst weekly results of the year. Bond prices gained as Treasury yields fell to multiyear lows, and the yield curve inverted at multiple points along the 30-year arc.

Evidence of a continued global economic slowdown mounted, and central banks in China, New Zealand, and Thailand cut interest rates. Industrial and manufacturing data declined in China, Canada, Japan, and Germany. Adding to global uncertainty, Italy’s prime minister resigned, many feared a crackdown in Hong Kong as protestors sustained their calls for reform, and Boris Johnson planned to suspend Parliament as Brexit’s deadline neared.

In the U.S., the Fed cut interest rates a second time in September. U.S. manufacturing data disappointed investors. The U.S. Congress announced it would pursue an impeachment investigation of President Trump. Meanwhile, the Brexit impasse showed no signs of resolution. Officials in China warned of the negative economic impact of tariffs and trade restrictions. Although the S&P 500 Index finished the third quarter with the best year-to-date returns in more than 20 years, concerns about future returns remained.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2020. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Minnesota Tax-Free Fund

Letter to shareholders (unaudited)

The fourth quarter started on a strong note, with a relaxing of U.S.-China trade tensions in October along with renewed optimism for a U.K. Brexit deal and positive macroeconomic data. The initial estimate of U.S. third-quarter gross domestic product growth was a 1.9% annualized rate, while the U.S. unemployment rate fell to a 50-year low of 3.5% in September. However, despite resilience among U.S. consumers, business confidence declined while manufacturing activity contracted. Concerned with a potential economic slowdown, the Fed lowered interest rates another quarter point in late October, its third rate cut in four months. This helped push the S&P 500 Index to a new all-time high, while emerging market equities rallied and global bonds declined overall, reflecting a broad pickup in risk appetite.

Equity markets continued to rally in November despite ongoing geopolitical risks. Hopes for a U.S.-China trade deal buoyed investor confidence. U.S. business sentiment improved slightly, and manufacturing and services activity picked up. Throughout the month, central bank actions were on hold. With that positive backdrop, developed market equities outpaced those in emerging markets, and U.S. stocks outperformed non-U.S. stocks overall. While consumer confidence and purchasing manager activity rose in the eurozone, China reported weakening manufacturing and consumer data. Bond yields rose marginally, leading to slightly negative returns for global government and investment-grade corporate bonds.

Financial markets ended the year on a strong note, with the U.S. and China reaching a Phase One trade deal, with some details to be worked out. That, along with the landslide election win by the pro-Brexit U.K. Conservative Party and ongoing central bank support, gave investors a greater sense of certainty. U.S. economic indicators were broadly positive, with the exception of manufacturing activity and business confidence. Consumer confidence was resilient, fed by a robust labor market, tame inflation, and lower interest rates, which boosted housing affordability and homebuyer activity. The impeachment of U.S. President Donald Trump, while historically noteworthy, had little impact on markets. Meanwhile, slowing Chinese economic activity, due in part to the trade war, led to further government stimulus at year-end through lower reserve ratios, allowing banks to lend more money.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“Financial markets ended the year on a strong note, with the U.S. and China reaching a Phase One trade deal”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Minnesota Tax-Free Fund  |  3

Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax and Minnesota individual income tax.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Wendy Casetta

Bruce R. Johns

Average annual total returns (%) as of December 31, 2019

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (NMTFX)	1-12-1988	1.09	1.71	3.10	5.86	2.65	3.58	0.94	0.85

Class C (WMTCX)	4-8-2005	4.07	1.89	2.81	5.07	1.89	2.81	1.69	1.60

Administrator Class (NWMIX)	8-2-1993	–	–	–	6.12	2.91	3.84	0.88	0.60

Institutional Class (WMTIX)[3]	10-31-2016	–	–	–	6.20	2.98	3.87	0.61	0.52

Bloomberg Barclays Municipal Bond Index[4]	–	–	–	–	7.54	3.53	4.34	–	–

Bloomberg Barclays Minnesota Municipal Bond Index[5]	–	–	–	–	6.67	3.03	3.79	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to Minnesota municipal securities risk and high-yield securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/ or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

4  |  Wells Fargo Minnesota Tax-Free Fund

Performance highlights (unaudited)

Effective maturity distribution as of December 31, 2019[6]

Credit quality as of December 31, 2019[7]

[1]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through October 31, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.85% for Class A, 1.60% for Class C, 0.60% for Administrator Class, and 0.52% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and is not adjusted to reflect Institutional Class expenses. If these expenses had been included, returns for Institutional Class shares would be higher.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	The Bloomberg Barclays Minnesota Municipal Bond Index is the Minnesota component of the Bloomberg Barclays Municipal Bond Index. You cannot invest directly in an index.

[6]	Amounts are calculated based on the long-term total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[7]

The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/ or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

Wells Fargo Minnesota Tax-Free Fund  |  5

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2019 to December 31, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2019	Ending account value 12-31-2019	Expenses paid during the period¹	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,016.72	$4.31	0.85%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.86	$4.32	0.85%

Class C

Actual	$1,000.00	$1,012.90	$8.10	1.60%

Hypothetical (5% return before expenses)	$1,000.00	$1,017.09	$8.11	1.60%

Administrator Class

Actual	$1,000.00	$1,018.94	$3.04	0.60%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$3.05	0.60%

Institutional Class

Actual	$1,000.00	$1,019.34	$2.64	0.52%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.52	$2.64	0.52%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Wells Fargo Minnesota Tax-Free Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal Obligations: 97.83%

Guam: 0.93%

Airport Revenue: 0.40%
Guam Port Authority Series 2018B	5.00%	7-1-2035	$605,000	$718,764

Water & Sewer Revenue: 0.53%
Guam Government Waterworks Authority Water & Wastewater System Project Series 2013	5.25	7-1-2022	865,000	939,208

				1,657,972

Illinois: 1.22%

GO Revenue: 0.91%
Illinois Refunding Bond Series 2018A	5.00	10-1-2021	500,000	526,635
Kane, Cook & DuPage Counties IL School District #46 Series 2015D	5.00	1-1-2027	965,000	1,090,923

				1,617,558

Miscellaneous Revenue: 0.31%
Illinois Series 2017D	5.00	11-1-2022	500,000	539,710

				2,157,268

Minnesota: 95.39%

Airport Revenue: 2.44%
Minneapolis & St. Paul MN Metropolitan Airports Commission Series 2014A	5.00	1-1-2032	750,000	850,485
Minneapolis & St. Paul MN Metropolitan Airports Commission Series 2016C	5.00	1-1-2046	1,000,000	1,182,270
Minneapolis & St. Paul MN Metropolitan Airports Commission Series 2016D	5.00	1-1-2041	250,000	292,250
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Bond Series 2014A	5.00	1-1-2029	500,000	570,535
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Bond Series 2014B	5.00	1-1-2026	1,250,000	1,424,250

				4,319,790

Education Revenue: 21.94%
Anoka County MN Charter School Series A	3.65	6-1-2020	185,000	186,874
Anoka County MN Charter School Series A	3.75	6-1-2021	245,000	252,458
Anoka County MN Charter School Series A	5.00	6-1-2027	510,000	528,243
Anoka County MN Charter School Series A	5.00	6-1-2032	300,000	310,731
Anoka County MN Charter School Series A	5.00	6-1-2043	1,100,000	1,139,347
Brooklyn Park MN Charter School Athlos Leadership Academy Project Series 2015A	4.00	7-1-2020	100,000	100,282
Brooklyn Park MN Charter School Athlos Leadership Academy Project Series 2015A	5.50	7-1-2040	750,000	798,150
Cologne MN Charter School Cologne Academy Project Series 2014A	5.00	7-1-2029	590,000	640,563
Cologne MN Charter School Cologne Academy Project Series 2014A	5.00	7-1-2034	500,000	536,100
Columbus MN Charter School New Millennium Academy Project Series 2015A	5.50	7-1-2030	1,000,000	917,640
Deephaven MN Charter School Eagle Ridge Academy Project Series 2015A	5.25	7-1-2040	500,000	541,575
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016-A	5.25	7-1-2037	400,000	434,920
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A	4.00	7-1-2025	125,000	132,851
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A	4.00	7-1-2026	100,000	105,863
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A	4.00	7-1-2027	100,000	105,446
Forest Lakes MN Charter School Lakes International Language Academy Project Series 2014A	5.50	8-1-2036	500,000	537,180
Ham Lake MN Charter School DaVinci Academy Project Series 2012A	4.00	7-1-2028	370,000	381,315
Ham Lake MN Charter School DaVinci Academy Project Series 2016A	5.00	7-1-2031	625,000	670,038
Hugo MN Charter School Lease Revenue Bonds Noble Academy Project Series 2014A	5.00	7-1-2029	600,000	650,628

The accompanying notes are an integral part of these financial statements.

Wells Fargo Minnesota Tax-Free Fund  |  7

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Education Revenue (continued)
Minneapolis MN Charter School Yinghua Academy Project Series 2013A	5.00%	7-1-2023	$250,000	$260,500
Minnesota HEFAR Bethel University Series 2017	5.00	5-1-2037	1,250,000	1,442,375
Minnesota HEFAR College of St. Scholastica Series 2019	4.00	12-1-2040	1,000,000	1,098,550
Minnesota HEFAR College of St. Scholastica Series 7R	4.25	12-1-2027	400,000	429,380
Minnesota HEFAR Hamline University Series 2017B	5.00	10-1-2035	1,000,000	1,138,500
Minnesota HEFAR Hamline University Series 7E	4.50	10-1-2021	300,000	307,446
Minnesota HEFAR Hamline University Series 7E	5.00	10-1-2029	500,000	514,260
Minnesota HEFAR St. Benedict College Series 2017	4.00	3-1-2036	410,000	444,948
Minnesota HEFAR St. Benedict College Series 7M	5.13	3-1-2036	275,000	276,763
Minnesota HEFAR St. Catherine University Series A	5.00	10-1-2045	2,000,000	2,315,400
Minnesota HEFAR St. Thomas University Series 7U	5.00	4-1-2023	750,000	839,933
Minnesota HEFAR St. Thomas University Series 8L	5.00	4-1-2028	920,000	1,101,065
Minnesota HEFAR St. Thomas University Series 8L	5.00	4-1-2029	750,000	894,143
Minnesota HEFAR St. Thomas University Series 8L	5.00	4-1-2035	750,000	879,698
Minnesota Higher Education Facilities Authority Series 2019	5.00	10-1-2040	750,000	924,705
Minnesota Office of Higher Education Supplemental Student Loan Program Revenue Bonds Series 2018	5.00	11-1-2026	700,000	832,797
Minnesota State Colleges & Universities Revenue Fund & Refunding Bonds Series 2017A	5.00	10-1-2027	500,000	619,945
Moorhead MN Educational Facilities Bond The Concordia College Corporation Project Series 2016	5.00	12-1-2025	2,000,000	2,243,120
Otsego MN Charter School Kaleidoscope Charter School Project Series 2014A	4.15	9-1-2024	440,000	448,219
Otsego MN Charter School Kaleidoscope Charter School Project Series 2014A	5.00	9-1-2034	1,100,000	1,155,363
Rice County MN Educational Facilities Shattuck-St. Mary’s School Project 144A	5.00	8-1-2022	955,000	1,000,477
St. Cloud MN Charter School Lease Revenue Bonds Stride Academy Project Series 2016A	5.00	4-1-2036	750,000	503,723
St. Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Project Series 2016A	5.25	9-1-2031	1,000,000	1,123,340
St. Paul MN Housing & RDA Charter School Lease Revenue German Immersion School Project Series 2013A	4.00	7-1-2023	175,000	178,922
St. Paul MN Housing & RDA Charter School Lease Revenue Twin Cities Academy Project Series 2015A	5.00	7-1-2035	925,000	994,283
St. Paul MN Housing & RDA Charter School Twin Cities German Immersion School Project Series 2019	5.00	7-1-2055	750,000	822,630
St. Paul MN Housing & RDA Conservatory for Performing Artists Series A	4.00	3-1-2028	150,000	151,997
St. Paul MN Housing & RDA Hope Community Academy Project Series 2015A	5.00	12-1-2034	1,645,000	1,758,472
University of Minnesota Series 2017A	5.00	9-1-2042	770,000	932,231
University of Minnesota Series 2019A	5.00	4-1-2044	2,000,000	2,477,440
University of Minnesota State Supported Biomedical Science Series 2011B	5.00	8-1-2036	1,000,000	1,054,830
Woodbury MN Charter School Series A	3.90	12-1-2022	220,000	228,213
Woodbury MN Charter School Series A	5.00	12-1-2027	215,000	224,823
Woodbury MN Charter School Series A	5.00	12-1-2032	220,000	229,042

				38,817,737

GO Revenue: 16.13%
Hastings MN Independent School District #200 CAB Series A (Minnesota School District Credit Enhancement Program Insured) ¤	0.00	2-1-2032	1,305,000	950,693
Hastings MN Independent School District #200 CAB Series A (Minnesota School District Credit Enhancement Program Insured) ¤	0.00	2-1-2033	1,145,000	799,874
Hennepin County MN Series 2016B	5.00	12-1-2029	450,000	554,472
Hennepin County MN Series 2017C	5.00	12-1-2031	2,000,000	2,450,220
Long Prairie MN Sewer Revenue Bond Series 2018A (Minnesota Credit Program Insured)	5.00	2-1-2025	160,000	185,842
Long Prairie MN Sewer Revenue Bond Series 2018A (Minnesota Credit Program Insured)	5.00	2-1-2026	185,000	219,763

The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Minnesota Tax-Free Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

GO Revenue (continued)
Minnesota Series 2018A	5.00%	8-1-2032	$2,700,000	$3,422,574
Minnesota Various Purpose Bonds Series 2015A	5.00	8-1-2028	3,400,000	4,068,406
Mounds View MN Independent School District #621 Series A (Minnesota School District Credit Enhancement Program Insured)	4.00	2-1-2022	530,000	531,198
North St. Paul Maplewood MN Independent School District #622 Facilities Maintenance Series B (Minnesota School District Credit Enhancement Program Insured)	4.00	2-1-2029	2,735,000	3,188,518
Rosemount MN Independent School District #196 School Building Series 2016A (Minnesota School District Credit Enhancement Program Insured)	5.00	2-1-2027	1,500,000	1,822,410
Roseville MN Independent School District #623 School Building Series A (Minnesota School District Credit Enhancement Program Insured)	5.00	2-1-2031	2,090,000	2,527,960
Sartell MN Independent School District #748 St. Stephen Public Schools GO Series 2016A (Minnesota School District Credit Enhancement Program Insured)	5.00	2-1-2027	1,250,000	1,482,688
Shakopee MN Independent School District #720 Series 2015A (Minnesota School District Credit Enhancement Program Insured)	5.00	2-1-2023	1,000,000	1,108,250
St. Cloud MN Series A	4.00	2-1-2028	460,000	535,063
St. Cloud MN Series A	4.00	2-1-2029	475,000	549,399
St. Cloud MN Series A	4.00	2-1-2030	495,000	569,240
St. Francis MN Independent School District #15 Series A (Minnesota School District Credit Enhancement Program Insured)	5.00	2-1-2027	485,000	539,053
St. Francis MN Independent School District #15 Series A (Minnesota School District Credit Enhancement Program Insured)	5.00	2-1-2028	220,000	244,449
St. Louis Park Independent School District #203 Series 2019A (Minnesota School District Credit Enhancement Program Insured)	5.00	2-1-2028	1,370,000	1,736,338
Willmar MN Rice Memorial Hospital Project Series 2012A	5.00	2-1-2026	1,000,000	1,039,680

				28,526,090

Health Revenue: 19.24%
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014	5.00	11-1-2026	750,000	862,658
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014	5.00	11-1-2027	500,000	573,175
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014	5.00	11-1-2029	300,000	340,911
Duluth MN EDA Health Care Facilities Essentia Health Series A	5.00	2-15-2048	650,000	768,820
Duluth MN EDA Health Care Facilities Essentia Health Series A	5.25	2-15-2053	2,500,000	2,993,350
Glencoe MN HCFR Glencoe Regional Health Services Project Series 2013	4.00	4-1-2022	735,000	773,029
Maple Grove MN HCFR Maple Grove Hospital Corporation	5.00	5-1-2030	850,000	1,021,887
Maple Grove MN HCFR North Memorial Health Care Series 2015	5.00	9-1-2023	655,000	737,098
Maple Grove MN HCFR Series 2017	5.00	5-1-2031	500,000	598,010
Maple Grove MN HCFR Series 2017	5.00	5-1-2032	500,000	595,720
Minneapolis & St. Paul MN Housing & RDA Allina Health System	5.00	11-15-2029	1,000,000	1,291,910
Minneapolis & St. Paul MN Housing & RDA Allina Health System Series 2017A	5.00	11-15-2029	1,000,000	1,224,200
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series A	5.25	8-15-2025	1,000,000	1,024,730
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series A	5.25	8-15-2035	1,000,000	1,024,100
Minneapolis MN Health Care System Fairview Health Services Series 2015A	5.00	11-15-2033	2,000,000	2,350,180
Minneapolis MN Health Care System Revenue Refunded Bond Fairview Health Services Series A	5.00	11-15-2049	1,000,000	1,188,890
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series C1 (AGC Insured)	4.00	2-15-2020	50,000	50,170
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series C1 (AGC Insured)	5.00	2-15-2030	2,000,000	2,007,460
Plato MN Health Care Facilities Bond Glencoe Regional Health Services Project Series 2017	5.00	4-1-2041	550,000	619,476

The accompanying notes are an integral part of these financial statements.

Wells Fargo Minnesota Tax-Free Fund  |  9

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Health Revenue (continued)
Red Wing MN Senior Housing Deer Crest Project Series A	5.00%	11-1-2032	$660,000	$677,457
Red Wing MN Senior Housing Deer Crest Project Series A	5.00	11-1-2042	560,000	574,202
Rochester MN Healthcare Facilities Mayo Clinic ø	1.65	11-15-2047	400,000	400,000
Shakopee MN Senior Housing Revenue Benedictine Living Community LLC Project 144A øø	5.85	11-1-2058	750,000	798,165
Shakopee MN St. Francis Regional Medical Center Series 2014	5.00	9-1-2027	700,000	799,092
Shakopee MN St. Francis Regional Medical Center Series 2014	5.00	9-1-2029	725,000	823,796
St. Cloud MN Health Care Revenue Bonds Series 2016A	5.00	5-1-2030	2,000,000	2,384,120
St. Cloud MN Health Care Revenue Bonds Series 2016A	5.00	5-1-2031	2,000,000	2,375,900
St. Cloud MN Health Care Unrefunded Revenue Bonds CentraCare Health	5.13	5-1-2030	125,000	126,531
St. Paul MN Housing & RDA Fairview Health Services Series 2017A	5.00	11-15-2034	565,000	687,260
St. Paul MN Housing & RDA Healthfirst Care Systems Project Series 2015A	5.00	11-15-2027	1,000,000	1,210,220
St. Paul MN Housing & RDA Healthpartners Obligation Group	5.00	7-1-2025	250,000	297,380
St. Paul MN Housing & RDA Healthpartners Obligation Group	5.00	7-1-2031	2,010,000	2,312,565
Winona MN Health Care Facilities Refunding Bond Series 2012	5.00	7-1-2034	500,000	516,000

				34,028,462

Housing Revenue: 4.63%
Brooklyn Park MN Multi Housing Revenue Bonds Amorce Limited Partnership Project Series 2019A (GNMA Insured) øø	1.25	1-1-2022	1,735,000	1,733,265
Dakota County MN Community Development Agency SFMR (GNMA/FNMA/FHLMC Insured)	5.30	12-1-2039	5,636	5,640
Minneapolis MN Student Housing Riverton Community Housing Project Series 2014	5.00	8-1-2032	860,000	917,482
Minnesota HFA Series D (SIFMA Municipal Swap +0.43%) (GNMA/FNMA/FHLMC Insured) ±	2.04	1-1-2045	1,000,000	1,000,620
Minnesota Housing Finance Agency Rental Bond Series 2019C	1.60	8-1-2021	1,475,000	1,477,640
Minnesota Housing Finance Agency Residential Housing Series 2012D (GNMA/FNMA/FHLMC Insured)	4.00	7-1-2040	145,000	148,154
Minnesota Housing Finance Agency State Appropriation Bonds Series 2015A	5.00	8-1-2027	1,665,000	1,934,380
Minnesota Housing Finance Agency State Appropriation Bonds Series 2015A	5.00	8-1-2032	500,000	576,805
Oak Park Heights MN Boutwells Landing Project Series 2005 (FHLMC LIQ) ø	1.62	11-1-2035	400,000	400,000

				8,193,986

Miscellaneous Revenue: 15.72%
Anoka Hennepin MN Independent School District #11 Certificate of Participation Series 2014A	5.00	2-1-2034	1,000,000	1,133,930
Center City MN Heath Care Facilities Hazelden Betty Ford Foundation Project Series 2019	4.00	11-1-2030	250,000	288,278
Center City MN Heath Care Facilities Hazelden Betty Ford Foundation Project Series 2019	4.00	11-1-2031	250,000	286,815
Center City MN Heath Care Facilities Hazelden Betty Ford Foundation Project Series 2019	4.00	11-1-2034	300,000	339,495
Duluth MN Independent School District #709 Certificate of Participation Series 2019A	4.00	3-1-2026	700,000	754,474
Duluth MN Independent School District #709 Certificate of Participation Series 2019B (Minnesota School District Credit Enhancement Program Insured)	5.00	2-1-2026	395,000	471,741
Duluth MN Independent School District #709 Certificate of Participation Series 2019B (Minnesota School District Credit Enhancement Program Insured)	5.00	2-1-2028	700,000	865,550
Goodhue County MN Education District #6051 Red Wing Certificate of Participation Series 2014A	5.00	2-1-2029	750,000	842,175
Minneapolis MN Development Limited Tax Supported Common Bond Series 2A	6.00	12-1-2040	1,000,000	1,042,230
Minnesota General Fund Appropriation Bonds Series 2012B	5.00	3-1-2027	2,000,000	2,160,660
Minnesota General Fund Appropriation Bonds Series 2012B	5.00	3-1-2029	2,000,000	2,156,640
Minnesota General Fund Appropriation Bonds Series 2014A	5.00	6-1-2033	1,000,000	1,117,230
Minnesota Legislative Office Facility Project Certificate of Participation Series 2014	5.00	6-1-2023	435,000	491,433

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Minnesota Tax-Free Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Miscellaneous Revenue (continued)
Minnetonka MN Independent School District #276 Certificate of Participation Series 2016F	5.00%	2-1-2025	$205,000	$227,981
Minnetonka MN Independent School District #276 Certificate of Participation Series 2018C	5.75	2-1-2042	2,145,000	2,538,114
Northeastern Minnesota Metropolitan Intermediate School District #916 Certificate of Participation Series 2013A	4.00	2-1-2024	1,100,000	1,184,755
Northeastern Minnesota Metropolitan Intermediate School District #916 Certificate of Participation Series 2015B	5.00	2-1-2034	1,500,000	1,727,640
Plymouth MN Intermediate School District #287 Certificate of Participation Series 2009A	5.00	2-1-2024	250,000	250,760
Plymouth MN Intermediate School District #287 Certificate of Participation Series 2016A	4.00	5-1-2026	500,000	561,125
Plymouth MN Intermediate School District #287 Certificate of Participation Series 2016A	4.00	5-1-2027	1,000,000	1,115,260
Plymouth MN Intermediate School District #287 Certificate of Participation Series A	4.00	2-1-2023	230,000	246,411
Plymouth MN Intermediate School District #287 Certificate of Participation Series A	4.00	2-1-2024	130,000	141,937
Plymouth MN Intermediate School District #287 Certificate of Participation Series A	4.00	2-1-2025	215,000	238,304
St. Cloud MN Independent School District #742 Certificate of Participation Series 2017A	5.00	2-1-2032	500,000	578,110
St. Cloud MN Independent School District #742 Certificate of Participation Series 2017A	5.00	2-1-2034	350,000	403,116
St. Cloud MN Infrastructure Management Series B	4.00	2-1-2028	245,000	284,979
St. Cloud MN Infrastructure Management Series B	4.00	2-1-2029	255,000	294,941
St. Cloud MN Infrastructure Management Series B	4.00	2-1-2030	260,000	298,995
St. Paul MN Housing & RDA Charter School Nova Classical Academy Project Series 2011A	6.63	9-1-2042	865,000	942,383
St. Paul MN Independent School District Series C (Minnesota School District Credit Enhancement Program Insured)	5.00	2-1-2030	2,965,000	3,608,524
White Bear Lake MN Revenue Refunding Bonds YMCA of Greater Twin Cities Project Series 2018	5.00	6-1-2032	1,000,000	1,216,100

				27,810,086

Resource Recovery Revenue: 1.50%
Douglas County MN Refunding Bond Solid Waste Series A	5.00	8-1-2029	1,005,000	1,299,827
Douglas County MN Refunding Bond Solid Waste Series A	5.00	8-1-2030	1,055,000	1,355,517

				2,655,344

Tax Revenue: 0.92%
Hennepin County MN Series 2019B	5.00	12-15-2031	1,260,000	1,616,656

Transportation Revenue: 1.02%
St. Paul MN Housing & RDA Parking Enterprise Refunding Bonds Series 2017A	4.00	8-1-2026	525,000	594,841
St. Paul MN Housing & RDA Parking Enterprise Refunding Bonds Series 2017A	4.00	8-1-2027	545,000	613,517
St. Paul MN Housing & RDA Parking Enterprise Refunding Bonds Series 2017A	5.00	8-1-2025	500,000	600,450

				1,808,808

Utilities Revenue: 11.85%
Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project Series 2012	5.00	1-1-2042	1,500,000	1,596,675
Hutchinson MN Public Utility Revenue Refunding Bonds Series 2012A	5.00	12-1-2026	700,000	771,596
Minnesota Municipal Power Agency Series A	5.00	10-1-2025	2,335,000	2,401,057
Northern Minnesota Municipal Power Agency Series 2013A	4.00	1-1-2028	450,000	478,593
Northern Minnesota Municipal Power Agency Series 2016	5.00	1-1-2030	520,000	612,456
Northern Minnesota Municipal Power Agency Series 2016	5.00	1-1-2031	350,000	410,193

The accompanying notes are an integral part of these financial statements.

Wells Fargo Minnesota Tax-Free Fund  |  11

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Utilities Revenue (continued)
Northern Minnesota Municipal Power Agency Series 2017	5.00%	1-1-2041	$400,000	$467,040
Rochester MN Electric Utility Revenue Series 2013B	5.00	12-1-2025	315,000	360,243
Rochester MN Electric Utility Revenue Series 2013B	5.00	12-1-2026	250,000	284,778
Rochester MN Electric Utility Revenue Series 2017A	5.00	12-1-2037	500,000	595,815
Southern Minnesota Municipal Power Agency Badger Coulee Project Series 2019A	5.00	1-1-2032	700,000	900,697
Southern Minnesota Municipal Power Agency Badger Coulee Project Series 2019A	5.00	1-1-2033	560,000	717,858
Southern Minnesota Municipal Power Agency Badger Coulee Project Series 2019A	5.00	1-1-2034	615,000	786,425
Southern Minnesota Municipal Power Agency CAB Series 1994A (National Insured) ¤	0.00	1-1-2020	5,100,000	5,100,000
Western Minnesota Municipal Power Agency Series A	5.00	1-1-2027	1,565,000	1,737,854
Western Minnesota Municipal Power Agency Series A	5.00	1-1-2030	1,000,000	1,104,850
Western Minnesota Municipal Power Agency Series A	5.00	1-1-2031	1,000,000	1,194,460
Western Minnesota Municipal Power Agency Series A	5.00	1-1-2032	1,250,000	1,441,579

				20,962,169

				168,739,128

Virgin Islands: 0.29%

Tax Revenue: 0.29%
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series B (AGM Insured)	5.00	10-1-2025	500,000	511,005

Total Municipal Obligations (Cost $166,451,522)				173,065,373

Total investments in securities (Cost $166,451,522)	97.83%	173,065,373

Other assets and liabilities, net	2.17	3,831,196

Total net assets	100.00%	$176,896,569

¤	The security is issued in zero coupon form with no periodic interest payments.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

Abbreviations:

AGC	Assured Guaranty Corporation

AGM	Assured Guaranty Municipal

CAB	Capital appreciation bond

EDA	Economic Development Authority

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General obligation

HCFR	Healthcare facilities revenue

HEFAR	Higher Education Facilities Authority Revenue

HFA	Housing Finance Authority

LIQ	Liquidity agreement

National	National Public Finance Guarantee Corporation

PFA	Public Finance Authority

RDA	Redevelopment Authority

SFMR	Single-family mortgage revenue

SIFMA	Securities Industry and Financial Markets Association

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Minnesota Tax-Free Fund

Statement of assets and liabilities—December 31, 2019 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $166,451,522)	$173,065,373
Cash	478,465
Receivable for investments sold	18,468
Receivable for Fund shares sold	1,473,433
Receivable for interest	2,214,541
Prepaid expenses and other assets	63,427

Total assets	177,313,707

Liabilities
Payable for Fund shares redeemed	273,373
Management fee payable	37,001
Dividends payable	70,430
Administration fees payable	15,890
Distribution fee payable	3,125
Trustees’ fees and expenses payable	4,248
Accrued expenses and other liabilities	13,071

Total liabilities	417,138

Total net assets	$176,896,569

Net assets consist of
Paid-in capital	$169,464,487
Total distributable earnings	7,432,082

Total net assets	$176,896,569

Computation of net asset value and offering price per share
Net assets – Class A	$28,696,835
Shares outstanding – Class A1	2,649,080
Net asset value per share – Class A2	$10.83
Maximum offering price per share – Class A	$11.34
Net assets – Class C	$4,744,264
Shares outstanding – Class C1	438,007
Net asset value per share – Class C	$10.83
Net assets – Administrator Class	$70,706,316
Shares outstanding – Administrator Class[1]	6,529,268
Net asset value per share – Administrator Class	$10.83
Net assets – Institutional Class	$72,749,154
Shares outstanding – Institutional Class[1]	6,712,580
Net asset value per share – Institutional Class	$10.84

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Minnesota Tax-Free Fund  |  13

Statement of operations—six months ended December 31, 2019 (unaudited)

Investment income
Interest	$2,635,285

Expenses
Management fee	346,113
Administration fees
Class A	23,111
Class C	4,059
Administrator Class	46,004
Institutional Class	18,834
Shareholder servicing fees
Class A	36,111
Class C	6,343
Administrator Class	115,011
Distribution fee
Class C	19,029
Custody and accounting fees	3,432
Professional fees	26,089
Registration fees	49,112
Shareholder report expenses	13,908
Trustees’ fees and expenses	10,804
Other fees and expenses	4,397

Total expenses	722,357
Less: Fee waivers and/or expense reimbursements
Fund-level	(111,577)
Administrator Class	(49,306)

Net expenses	561,474

Net investment income	2,073,811

Realized and unrealized gains (losses) on investments
Net realized gains on investments	20,362
Net change in unrealized gains (losses) on investments	920,431

Net realized and unrealized gains (losses) on investments	940,793

Net increase in net assets resulting from operations	$3,014,604

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Minnesota Tax-Free Fund

Statement of changes in net assets

	Six months ended December 31, 2019 (unaudited)		Year ended June 30, 2019

Operations
Net investment income		$2,073,811		$4,184,838
Net realized gains on investments		20,362		42,540
Net change in unrealized gains (losses) on investments		920,431		3,698,165

Net increase in net assets resulting from operations		3,014,604		7,925,543

Distributions to shareholders from net investment income and net realized gains
Class A		(317,223)		(711,001)
Class C		(36,667)		(117,484)
Administrator Class		(1,125,944)		(2,451,244)
Institutional Class		(593,977)		(905,109)

Total distributions to shareholders		(2,073,811)		(4,184,838)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	252,060	2,748,791	347,091	3,649,133
Class C	18,863	204,118	7,412	78,298
Administrator Class	1,221,261	13,246,223	3,125,314	32,846,044
Institutional Class	3,685,194	39,931,782	1,422,688	14,957,048

		56,130,914		51,530,523

Reinvestment of distributions
Class A	28,924	313,737	67,230	708,091
Class C	3,365	36,500	11,169	117,470
Administrator Class	78,301	849,248	163,889	1,727,163
Institutional Class	47,354	514,098	85,728	904,258

		1,713,583		3,456,982

Payment for shares redeemed
Class A	(176,609)	(1,917,772)	(680,950)	(7,140,320)
Class C	(72,273)	(783,841)	(233,266)	(2,454,511)
Administrator Class	(3,603,796)	(39,000,505)	(2,569,156)	(26,934,068)
Institutional Class	(327,104)	(3,541,518)	(1,018,861)	(10,683,211)

		(45,243,636)		(47,212,110)

Net increase in net assets resulting from capital share transactions		12,600,861		7,775,395

Total increase in net assets		13,541,654		11,516,100

Net assets
Beginning of period		163,354,915		151,838,815

End of period		$176,896,569		$163,354,915

The accompanying notes are an integral part of these financial statements.

Wells Fargo Minnesota Tax-Free Fund  |  15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2019 (unaudited)	Year ended June 30
CLASS A		2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.77	$10.51	$10.68	$11.07	$10.79	$10.86
Net investment income	0.12	0.27 [1]	0.28 [1]	0.28 [1]	0.33	0.33
Net realized and unrealized gains (losses) on investments	0.06	0.26	(0.16)	(0.34)	0.28	(0.04)

Total from investment operations	0.18	0.53	0.12	(0.06)	0.61	0.29
Distributions to shareholders from
Net investment income	(0.12)	(0.27)	(0.28)	(0.28)	(0.33)	(0.33)
Net realized gains	0.00	0.00	(0.01)	(0.05)	(0.00)[2]	(0.03)

Total distributions to shareholders	(0.12)	(0.27)	(0.29)	(0.33)	(0.33)	(0.36)
Net asset value, end of period	$10.83	$10.77	$10.51	$10.68	$11.07	$10.79
Total return[3]	1.67%	5.13%	1.10%	(0.53)%	5.74%	2.72%
Ratios to average net assets (annualized)
Gross expenses	0.93%	0.94%	0.85%	0.91%	0.89%	0.89%
Net expenses	0.85%	0.85%	0.84%	0.85%	0.85%	0.85%
Net investment income	2.20%	2.57%	2.64%	2.63%	2.99%	3.03%
Supplemental data
Portfolio turnover rate	7%	18%	15%	22%	16%	20%
Net assets, end of period (000s omitted)	$28,697	$27,399	$29,554	$34,720	$45,437	$45,437

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Minnesota Tax-Free Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2019 (unaudited)	Year ended June 30
CLASS C		2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.77	$10.51	$10.68	$11.07	$10.79	$10.86
Net investment income	0.08	0.19 [1]	0.20	0.20	0.24	0.25
Net realized and unrealized gains (losses) on investments	0.06	0.26	(0.16)	(0.34)	0.28	(0.04)

Total from investment operations	0.14	0.45	0.04	(0.14)	0.52	0.21
Distributions to shareholders from
Net investment income	(0.08)	(0.19)	(0.20)	(0.20)	(0.24)	(0.25)
Net realized gains	0.00	0.00	(0.01)	(0.05)	(0.00)[2]	(0.03)

Total distributions to shareholders	(0.08)	(0.19)	(0.21)	(0.25)	(0.24)	(0.28)
Net asset value, end of period	$10.83	$10.77	$10.51	$10.68	$11.07	$10.79
Total return[3]	1.29%	4.35%	0.34%	(1.27)%	4.95%	1.96%
Ratios to average net assets (annualized)
Gross expenses	1.68%	1.69%	1.59%	1.65%	1.64%	1.64%
Net expenses	1.60%	1.60%	1.59%	1.60%	1.60%	1.60%
Net investment income	1.45%	1.83%	1.89%	1.88%	2.24%	2.28%
Supplemental data
Portfolio turnover rate	7%	18%	15%	22%	16%	20%
Net assets, end of period (000s omitted)	$4,744	$5,254	$7,387	$9,525	$10,358	$10,061

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Minnesota Tax-Free Fund  |  17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2019 (unaudited)	Year ended June 30
ADMINISTRATOR CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.76	$10.51	$10.68	$11.07	$10.78	$10.86
Net investment income	0.13 [1]	0.30 [1]	0.31 [1]	0.31 [1]	0.35	0.36
Net realized and unrealized gains (losses) on investments	0.07	0.25	(0.16)	(0.34)	0.29	(0.05)

Total from investment operations	0.20	0.55	0.15	(0.03)	0.64	0.31
Distributions to shareholders from
Net investment income	(0.13)	(0.30)	(0.31)	(0.31)	(0.35)	(0.36)
Net realized gains	0.00	0.00	(0.01)	(0.05)	(0.00)[2]	(0.03)

Total distributions to shareholders	(0.13)	(0.30)	(0.32)	(0.36)	(0.35)	(0.39)
Net asset value, end of period	$10.83	$10.76	$10.51	$10.68	$11.07	$10.78
Total return[3]	1.89%	5.29%	1.34%	(0.28)%	6.10%	2.88%
Ratios to average net assets (annualized)
Gross expenses	0.87%	0.88%	0.78%	0.84%	0.83%	0.83%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	2.45%	2.81%	2.89%	2.87%	3.24%	3.28%
Supplemental data
Portfolio turnover rate	7%	18%	15%	22%	16%	20%
Net assets, end of period (000s omitted)	$70,706	$95,072	$85,259	$104,906	$124,485	$111,475

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Minnesota Tax-Free Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2019 (unaudited)	Year ended June 30
INSTITUTIONAL CLASS		2019	2018	2017[1]
Net asset value, beginning of period	$10.77	$10.52	$10.69	$10.88
Net investment income	0.14 [2]	0.30	0.32	0.21
Net realized and unrealized gains (losses) on investments	0.07	0.25	(0.16)	(0.14)

Total from investment operations	0.21	0.55	0.16	0.07
Distributions to shareholders from
Net investment income	(0.14)	(0.30)	(0.32)	(0.21)
Net realized gains	0.00	0.00	(0.01)	(0.05)

Total distributions to shareholders	(0.14)	(0.30)	(0.33)	(0.26)
Net asset value, end of period	$10.84	$10.77	$10.52	$10.69
Total return[3]	1.93%	5.37%	1.43%	0.62%
Ratios to average net assets (annualized)
Gross expenses	0.60%	0.61%	0.52%	0.52%
Net expenses	0.52%	0.52%	0.52%	0.51%
Net investment income	2.52%	2.89%	2.98%	2.91%
Supplemental data
Portfolio turnover rate	7%	18%	15%	22%
Net assets, end of period (000s omitted)	$72,749	$35,630	$29,639	$22,785

[1]	For the period from October 31, 2016 (commencement of class operations) to June 30, 2017

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Minnesota Tax-Free Fund  |  19

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Minnesota Tax-Free Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

20  |  Wells Fargo Minnesota Tax-Free Fund

Notes to financial statements (unaudited)

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2019, the aggregate cost of all investments for federal income tax purposes was $166,451,521 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$7,038,311

Gross unrealized losses	(424,459)

Net unrealized gains	$6,613,852

As of June 30, 2019, the Fund had capital loss carryforwards which consisted of $32,886 in short-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets

Municipal obligations	$0	$173,065,373	$0	$173,065,373

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended December 31, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Minnesota Tax-Free Fund  |  21

Notes to financial statements (unaudited)

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $500 million	0.400%

Next $500 million	0.375

Next $2 billion	0.350

Next $2 billion	0.325

Next $5 billion	0.290

Over $10 billion	0.280

For the six months ended December 31, 2019, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.16%

Administrator Class	0.10

Institutional Class	0.08

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through October 31, 2020 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.85% for Class A shares, 1.60% for Class C shares, 0.60% for Administrator Class shares, and 0.52% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

22  |  Wells Fargo Minnesota Tax-Free Fund

Notes to financial statements (unaudited)

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2019, Funds Distributor received $1,291 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2019.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $1,000,000 and $2,500,000 in interfund purchases and sales, respectively, during the six months ended December 31, 2019.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2019 were $29,454,483 and $11,488,986, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended December 31, 2019, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territory of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

In March 2017, FASB issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08

shortens the amortization period for certain callable debt securities held at a premium and requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount and discounts will continue to be accreted to the maturity date of the security. ASU 2017-08 is effective for fiscal years beginning after December 15, 2018 and for interim periods within those fiscal years. During the current reporting period, management of the Fund adopted the change in accounting policy which did not have a material impact to the Fund’s financial statements.

Wells Fargo Minnesota Tax-Free Fund  |  23

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

24  |  Wells Fargo Minnesota Tax-Free Fund

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 149 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

Wells Fargo Minnesota Tax-Free Fund  |  25

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock[3] (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

26  |  Wells Fargo Minnesota Tax-Free Fund

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Michelle Rhee[4] (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy[5] (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 64 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 85 funds and Assistant Treasurer of 64 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

[3]	Pamela Wheelock was re-appointed to the Board effective January 1, 2020.

[4]	Michelle Rhee became Chief Legal Officer effective October 22, 2019.

[5]	Catherine Kennedy became Secretary effective October 22, 2019.

Wells Fargo Minnesota Tax-Free Fund  |  27

Appendix (unaudited)

Effective on or about May 1, 2020, if you purchase Fund shares through a Janney Montgomery Scott LLC (“Janney”) brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end sales charge* waivers on Class A shares available at Janney

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

Shares acquired through a right of reinstatement.

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
CDSC waivers on Class A and Class C shares available at Janney

Shares sold upon the death or disability of the shareholder.

Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

Shares purchased in connection with a return of excess contributions from an IRA account.

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

Shares acquired through a right of reinstatement.

Shares exchanged into the same share class of a different fund.
Front-end sales charge* discounts available at Janney; breakpoints, rights of accumulation and/or letters of intent

Breakpoints as described in the Fund’s Prospectus.

Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

*	Also referred to as an “initial sales charge.”

28  |  Wells Fargo Minnesota Tax-Free Fund

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved.

PAR-0120-02393 02-20

SA252/SAR252 12-19

Semi-Annual Report

December 31, 2019

Wells Fargo

California Tax-Free Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo California Tax-Free Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“After periods of volatility, investors regrouped midway through the year, sentiment turned positive, and U.S. equity markets advanced in July.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo California Tax-Free Fund for the six-month period that ended December 31, 2019. Despite periods of market volatility, the year was strongly positive for financial markets as supportive central banks more than offset concerns over slowing global economic growth and international trade tensions.

Overall, both fixed-income and equity investors enjoyed healthy returns. For the period, U.S. stocks, based on the S&P 500 Index,1 gained 10.92% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 6.96%. The MSCI EM Index (Net)3 gained 7.09%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 2.45%, the Bloomberg Barclays Global Aggregate ex-USD Index5 returned 0.09%, the Bloomberg Barclays Municipal Bond Index6 gained 2.32%, and the ICE BofA U.S. High Yield Index7 added 3.86%.

Sentiment turned positive, driven by central bank support.

After periods of volatility, investors regrouped midway through the year, sentiment turned positive, and U.S. equity markets advanced in July. The gains, primarily driven by geopolitical and monetary policy events, pushed equity markets to new highs. European Central Bank President Mario Draghi indicated the bank was ready to cut rates or buy more assets to prop up inflation if needed. President Trump backed off of tariff threats against Mexico and China. The U.S. Federal Reserve (Fed) implemented a 0.25% federal funds rate cut in July.

Throughout the summer, U.S.-China trade tensions simmered. Major U.S. stock market indices closed July with the worst weekly results of the year. Bond prices gained as Treasury yields fell to multiyear lows, and the yield curve inverted at multiple points along the 30-year arc.

Evidence of a continued global economic slowdown mounted, and central banks in China, New Zealand, and Thailand cut interest rates. Industrial and manufacturing data declined in China, Canada, Japan, and Germany. Adding to global uncertainty, Italy’s prime minister resigned, many feared a crackdown in Hong Kong as protestors sustained their calls for reform, and Boris Johnson planned to suspend Parliament as Brexit’s deadline neared.

In the U.S., the Fed cut interest rates a second time in September. U.S. manufacturing data disappointed investors. The U.S. Congress announced it would pursue an impeachment investigation of President Trump. Meanwhile, the Brexit impasse showed no signs of resolution. Officials in China warned of the negative economic impact of tariffs and trade restrictions. Although the S&P 500 Index finished the third quarter with the best year-to-date returns in more than 20 years, concerns about future returns remained.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2020. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo California Tax-Free Fund

Letter to shareholders (unaudited)

The fourth quarter started on a strong note, with a relaxing of U.S.-China trade tensions in October along with renewed optimism for a U.K. Brexit deal and positive macroeconomic data. The initial estimate of U.S. third-quarter gross domestic product growth was a 1.9% annualized rate, while the U.S. unemployment rate fell to a 50-year low of 3.5% in September. However, despite resilience among U.S. consumers, business confidence declined while manufacturing activity contracted. Concerned with a potential economic slowdown, the Fed lowered interest rates another quarter point in late October, its third rate cut in four months. This helped push the S&P 500 Index to a new all-time high, while emerging market equities rallied and global bonds declined overall, reflecting a broad pickup in risk appetite.

Equity markets continued to rally in November despite ongoing geopolitical risks. Hopes for a U.S.-China trade deal buoyed investor confidence. U.S. business sentiment improved slightly, and manufacturing and services activity picked up. Throughout the month, central bank actions were on hold. With that positive backdrop, developed market equities outpaced those in emerging markets, and U.S. stocks outperformed non-U.S. stocks overall. While consumer confidence and purchasing manager activity rose in the eurozone, China reported weakening manufacturing and consumer data. Bond yields rose marginally, leading to slightly negative returns for global government and investment-grade corporate bonds.

Financial markets ended the year on a strong note, with the U.S. and China reaching a Phase One trade deal, with some details to be worked out. That, along with the landslide election win by the pro-Brexit U.K. Conservative Party and ongoing central bank support, gave investors a greater sense of certainty. U.S. economic indicators were broadly positive, with the exception of manufacturing activity and business confidence. Consumer confidence was resilient, fed by a robust labor market, tame inflation, and lower interest rates, which boosted housing affordability and homebuyer activity. The impeachment of U.S. President Donald Trump, while historically noteworthy, had little impact on markets. Meanwhile, slowing Chinese economic activity, due in part to the trade war, led to further government stimulus at year-end through lower reserve ratios, allowing banks to lend more money.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“Financial markets ended the year on a strong note, with the U.S. and China reaching a Phase One trade deal”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo California Tax-Free Fund  |  3

Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax and California individual income tax.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Terry J. Goode

Brandon Pae

Adrian Van Poppel

Average annual total returns (%) as of December 31, 2019

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (SCTAX)	10-6-1988	2.19	2.13	4.33	6.97	3.09	4.81	0.83	0.75

Class C (SCTCX)	7-1-1993	5.19	2.33	4.03	6.19	2.33	4.03	1.58	1.50

Administrator Class (SGCAX)	12-15-1997	–	–	–	7.27	3.31	5.02	0.77	0.55

Institutional Class (SGTIX)[3]	10-31-2014	–	–	–	7.25	3.38	5.06	0.50	0.48

Bloomberg Barclays Municipal Bond Index[4]	–	–	–	–	7.54	3.53	4.34	–	–

Bloomberg Barclays Municipal Bond: California Index[5]	–	–	–	–	7.67	3.52	4.85	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to California municipal securities risk, high-yield securities risk, and non-diversification risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

4  |  Wells Fargo California Tax-Free Fund

Performance highlights (unaudited)

Effective maturity distribution as of December 31, 2019[6]

Credit quality as of December 31, 2019[7]

[1]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through October 31, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.75% for Class A, 1.50% for Class C, 0.55% for Administrator Class, and 0.48% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns for Institutional Class shares would be higher.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	The Bloomberg Barclays Municipal Bond: California Index is the California component of the Bloomberg Barclays Municipal Bond Index. You cannot invest directly in an index.

[6]	Amounts are calculated based on the long-term total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[7]

The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/ or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

Wells Fargo California Tax-Free Fund  |  5

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2019 to December 31, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2019	Ending account value 12-31-2019	Expenses paid during the period¹	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,020.74	$3.81	0.75%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	$3.81	0.75%

Class C

Actual	$1,000.00	$1,016.78	$7.60	1.50%

Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$7.61	1.50%

Administrator Class

Actual	$1,000.00	$1,021.75	$2.80	0.55%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.37	$2.80	0.55%

Institutional Class

Actual	$1,000.00	$1,022.11	$2.44	0.48%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.72	$2.44	0.48%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Wells Fargo California Tax-Free Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal Obligations: 98.22%

California: 90.81%

Airport Revenue: 4.35%
California Municipal Finance Authority AMT Senior Lien Linxs Apartment Project Series A	5.00%	12-31-2043	$5,730,000	$6,688,801
Los Angeles CA Department of Airports Revenue Series D	4.00	5-15-2049	4,000,000	4,454,240
Los Angeles CA Department of Airports Revenue Series F	5.00	5-15-2049	5,000,000	6,008,550
Sacramento County CA Airport System Refunding Bond AMT Senior Series C	5.00	7-1-2037	7,300,000	8,843,001
Sacramento County CA Airport System Refunding Bond AMT Senior Series C	5.00	7-1-2038	3,000,000	3,622,440
San Diego County CA Regional Airport Authority Airport Revenue Refunding Subordinated Bond Series A	5.00	7-1-2049	3,000,000	3,697,170
San Francisco City & County Airport Commission San Francisco International Airport Series A	5.00	5-1-2047	7,715,000	9,036,888
San Jose CA Airport AMT Refunding Bond Series A	5.00	3-1-2047	4,000,000	4,677,040
San Jose CA Airport Refunding Bond Series B	5.00	3-1-2042	1,750,000	2,109,713

				49,137,843

Education Revenue: 4.92%
California Educational Facilities Authority Loma Linda University Series A	5.00	4-1-2042	2,645,000	3,102,294
California Municipal Finance Authority Education Revenue Literacy First Charter School Series A	5.00	12-1-2049	1,390,000	1,608,578
California Municipal Finance Authority California Baptist University Series A 144A	4.00	11-1-2021	400,000	410,884
California Municipal Finance Authority California Baptist University Series A 144A	5.00	11-1-2025	1,025,000	1,142,926
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	6.75	8-1-2033	1,525,000	1,722,564
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13	8-1-2043	1,000,000	1,129,490
California Municipal Finance Authority Charter School Revenue John Dams Academics Lincoln Series A 144A	5.00	10-1-2049	1,525,000	1,606,908
California Municipal Finance Authority Refunding Bond Biola University Incorporated	5.00	10-1-2035	600,000	714,000
California Municipal Financing Authority Charter School Palmdale Aerospace Academy Project 144A	5.00	7-1-2041	1,250,000	1,380,225
California Municipal Financing Authority Charter School Revenue Palmdale Aerospace Academy Series A 144A	5.00	7-1-2049	1,800,000	2,017,980
California School Finance Authority Bright Star Schools Obligation Group 144A	5.00	6-1-2047	1,000,000	1,076,840
California School Finance Authority Bright Star Schools Obligation Group 144A	5.00	6-1-2054	1,000,000	1,068,180
California School Finance Authority Green Dot Public Schools Projects 144A	4.00	8-1-2025	475,000	523,825
California School Finance Authority Green Dot Public Schools Projects 144A	5.00	8-1-2035	2,525,000	2,853,149
California School Finance Authority KIPP Louisiana School Projects Series A 144A	5.00	7-1-2035	1,000,000	1,134,950
California School Finance Authority Rocketship Education Series A 144A	5.00	6-1-2036	945,000	1,008,532
California School Finance Authority Rocketship Education Series A 144A	5.00	6-1-2046	2,100,000	2,224,257
California Statewide CDA Refunding Bond California Baptist University Series A 144A	5.00	11-1-2032	1,135,000	1,340,866
California Statewide CDA Refunding Bond California Baptist University Series A 144A	5.00	11-1-2041	2,875,000	3,323,299
California Statewide CDA School Facility Alliance for College-Ready Public Schools	6.75	7-1-2031	1,625,000	1,764,279
California University Systemwide Refunding Bond Series A	4.00	11-1-2038	8,000,000	8,876,560
California University Systemwide Refunding Bond Series A	5.00	11-1-2045	6,400,000	7,526,208
University of California Series AI	5.00	5-15-2038	2,000,000	2,238,580
University of California Series K	4.00	5-15-2046	5,295,000	5,803,585

				55,598,959

The accompanying notes are an integral part of these financial statements.

Wells Fargo California Tax-Free Fund  |  7

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO Revenue: 29.78%
Alhambra CA Unified School District Election of 2008 Series B (AGM Insured)	6.00%	8-1-2029	$4,100,000	$4,426,810
Alvord CA Unified School District Election of 2012 Series A (AGM Insured)	5.25	8-1-2037	1,620,000	1,834,649
Bassett CA Unified School District Refunding Bond Series B (BAM Insured)	5.00	8-1-2027	1,050,000	1,248,481
Beaumont CA Unified School District Election of 2008 Series D (BAM Insured)	5.25	8-1-2044	2,000,000	2,421,620
Cabrillo CA Unified School District CAB Series A (Ambac Insured) ¤	0.00	8-1-2021	1,500,000	1,469,625
California	5.25	11-1-2040	3,000,000	3,103,020
California Statewide Series B (1 Month LIBOR +0.76%) ±	1.95	12-1-2031	2,500,000	2,516,550
California Various Purposes	5.00	9-1-2029	1,475,000	1,570,890
California Various Purposes	5.00	9-1-2032	5,100,000	5,790,030
California Various Purposes	5.00	2-1-2038	5,000,000	5,557,250
California Various Purposes	5.00	10-1-2039	5,000,000	5,927,650
California Various Purposes	5.00	8-1-2046	10,000,000	11,833,000
California Various Purposes	5.00	4-1-2049	2,500,000	3,103,200
California Various Purposes	5.25	9-1-2028	5,000,000	5,348,200
California Various Purposes	5.25	4-1-2035	12,640,000	13,793,147
California Various Purposes	5.60	3-1-2036	8,715,000	8,778,097
California Various Purposes Refunding Bond	5.00	9-1-2035	35,000,000	42,408,450
Center Unified School District California CAB Series C (National Insured) ¤	0.00	9-1-2021	5,000,000	4,887,800
Centinela Valley CA Union High School District Election of 2008 Series B	6.00	8-1-2036	2,500,000	2,947,900
Centinela Valley CA Union High School District Election of 2008 Series C	5.00	8-1-2035	2,000,000	2,312,420
Cerritos CA Community College CAB Election of 2004 ¤	0.00	8-1-2029	1,750,000	1,428,263
Cerritos CA Community College CAB Election of 2004 ¤	0.00	8-1-2033	1,500,000	1,079,325
College of the Sequoias Tulare Area Improvement District #3 California CAB Election of 2008 Series A (AGC Insured) ¤	0.00	8-1-2024	1,000,000	931,600
Compton CA Community College CAB Election of 2002 Series C ¤	0.00	8-1-2035	3,445,000	2,206,764
Contra Costa County CA Community College District Election of 2006	5.00	8-1-2038	3,250,000	3,719,333
Delano CA Union High School Election of 2010 Series B (AGM Insured)	5.75	8-1-2035	4,510,000	4,628,297
Escondido CA Union High School CAB Election of 2008 Series A (AGC Insured) ¤	0.00	8-1-2027	8,385,000	7,324,465
Escondido CA Union School District	4.00	8-1-2043	2,150,000	2,388,113
Garden Grove CA Unified School District Election of 2010 Series C	5.25	8-1-2037	2,000,000	2,306,380
Hayward CA Unified School District Refunding Bond	5.00	8-1-2038	6,000,000	6,825,720
Inglewood CA Unified School District Election of 2012 GO Bond Series B (BAM Insured)	5.00	8-1-2036	200,000	233,870
Inglewood CA Unified School District Election of 2012 GO Bond Series B (BAM Insured)	5.00	8-1-2038	500,000	581,620
Long Beach CA Unified School District CAB Election of 2008 Series B ¤	0.00	8-1-2035	2,000,000	1,370,800
Long Beach CA Unified School District Election of 2008 Series F	3.00	8-1-2047	15,000,000	15,195,150
Long Beach CA Unified School District Unrefunded Bond Election of 2008 Series A	5.50	8-1-2026	95,000	95,333
Los Angeles CA Community College District Refunding Bond	4.00	8-1-2038	10,000,000	11,252,900
Lynwood CA Unified School District Election of 2012 Series A (AGM Insured)	5.00	8-1-2033	5,000	5,580
Merced CA City School District Election of 2014	5.00	8-1-2045	1,000,000	1,161,170
Merced CA Union High School District CAB Series C ¤	0.00	8-1-2032	3,380,000	2,521,852
Mount San Antonio CA Community College District CAB Election of 2008 Series A ¤	0.00	8-1-2024	1,610,000	1,510,808
Natomas CA Unified School District Series 1999 (National Insured)	5.95	9-1-2021	245,000	254,173
Norwalk-La Mirada CA Unified School District CAB Election of 2002 Series D (AGM Insured) ¤	0.00	8-1-2023	1,500,000	1,428,585
Oakland CA Unified School District Alameda County	5.00	8-1-2029	10,125,000	12,299,648
Oakland CA Unified School District Election of 2012	5.50	8-1-2023	500,000	564,160
Oakland CA Unified School District Election of 2012	6.63	8-1-2038	7,750,000	8,442,153
Oakland CA Unified School District Election of 2012 Series A	5.00	8-1-2040	3,500,000	4,049,570
Oxnard CA School District Election of 2012 Series D (AGM Insured)	5.00	8-1-2034	1,695,000	2,011,118
Pajaro Valley CA Unified School District Election of 2012 Series A	5.00	8-1-2038	1,700,000	1,908,998
Paramount CA Unified School District CAB Election of 2006 ¤	0.00	8-1-2033	2,500,000	1,791,650

The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo California Tax-Free Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Piedmont CA Unified School District Election of 2016	3.00%	8-1-2045	$5,235,000	$5,336,768
Piedmont CA Unified School District Election of 2016	3.00	8-1-2049	10,325,000	10,482,560
Pomona CA Unified School District Series A (National Insured)	6.55	8-1-2029	1,480,000	1,884,188
Poway CA Unified School District CAB Election of 2008 Improvement District 07-1-A ¤	0.00	8-1-2024	1,800,000	1,684,512
Rialto CA Unified School District CAB Election of 2010 Series A (AGM Insured) ¤	0.00	8-1-2026	3,320,000	2,963,498
Sacramento CA Unified School District Election of 2012 Series A (BAM Insured)	5.25	8-1-2033	1,000,000	1,130,220
Sacramento CA Unified School District Election of 2012 Series C (AGM Insured)	5.00	8-1-2033	2,735,000	3,207,143
San Bernardino County CA Community Election of 2008 Series D	5.00	8-1-2045	2,000,000	2,434,160
San Bernardino County CA Unified School District Election of 2012 Series C (AGM Insured)	5.00	8-1-2040	8,000,000	9,352,800
San Diego CA Community College Election of 2002	5.00	8-1-2031	4,000,000	4,570,040
San Diego CA Unified School District	4.00	7-1-2047	2,025,000	2,264,679
San Gorgonio CA Memorial Healthcare Refunding Bond	5.00	8-1-2032	1,750,000	1,950,760
San Gorgonio CA Memorial Healthcare Refunding Bond	5.50	8-1-2028	2,525,000	2,907,184
San Joaquin CA Delta Community College District Election of 2004 Series C	5.00	8-1-2033	3,195,000	3,713,453
San Joaquin CA Delta Community College District Election of 2004 Series C	5.00	8-1-2034	3,315,000	3,846,527
San Jose CA Unified School District Santa Clara County	4.00	8-1-2042	4,000,000	4,579,480
San Mateo County CA Jefferson Union High School District CAB Election of 2006 Series D ¤	0.00	8-1-2033	7,000,000	2,589,510
San Mateo County CA Jefferson Union High School District CAB Election of 2006 Series D ¤	0.00	8-1-2036	11,130,000	3,214,567
San Mateo County CA Jefferson Union High School District Prerefunded CAB Election of 2006 Series D ¤	0.00	8-1-2034	6,915,000	2,354,212
San Mateo County CA Jefferson Union High School District Unrefunded CAB Election of 2006 Series D ¤	0.00	8-1-2034	2,990,000	1,017,138
San Rafael CA City High School District CAB Election of 2002 Series B (National Insured) ¤	0.00	8-1-2023	1,260,000	1,205,140
Sanger CA Unified School District Refunding Bond (National Insured)	5.60	8-1-2023	620,000	645,792
Santa Ana CA Unified School District CAB Election of 2008 Series B (AGC Insured) ¤	0.00	8-1-2038	15,000,000	9,030,300
Santa Rosa CA High School District Prerefunded Bond	5.00	8-1-2024	750,000	827,363
Santa Rosa CA High School District Unrefunded Bond	5.00	8-1-2024	255,000	280,194
Sierra Kings CA Health Care District	5.00	8-1-2028	1,000,000	1,168,440
Sierra Kings CA Health Care District	5.00	8-1-2032	1,500,000	1,726,770
Sierra Kings CA Health Care District	5.00	8-1-2037	1,750,000	1,996,295
Simi Valley CA Unified School District	4.00	8-1-2048	3,250,000	3,614,520
Sonoma Valley CA Unified School District CAB Election of 2010 Series A ¤	0.00	8-1-2027	1,020,000	892,327
South Pasadena CA Unified School District Series A (FGIC Insured)	5.55	11-1-2020	115,000	119,428
Stockton CA Unified School District Election of 2012 Series A (AGM Insured)	5.00	8-1-2038	1,025,000	1,162,688
Washington Township CA Health Care District Election of 2004 Series B	5.50	8-1-2038	1,500,000	1,768,560
West Contra Costa CA Unified School District (AGM Insured)	5.25	8-1-2024	1,350,000	1,440,221
West Contra Costa CA Unified School District CAB Election of 2005 Series B	6.00	8-1-2027	1,080,000	1,457,903
West Contra Costa CA Unified School District CAB Election of 2005 Series C-1 (AGC Insured) ¤	0.00	8-1-2021	6,000,000	5,880,300
Wiseburn CA School District CAB (AGC Insured) ¤	0.00	8-1-2027	1,525,000	1,332,118

				336,827,945

Health Revenue: 13.69%
Association of Bay Area Governments California Finance Authority for Nonprofit Corporation Insured O’Connor Woods Project	5.00	1-1-2043	5,000,000	5,548,749
Association of Bay Area Governments California Finance Authority for Nonprofit Corporation Insured Senior Living Odd Fellows Home of California Series A	5.00	4-1-2042	1,100,000	1,220,020
California HFFA Catholic Healthcare West Series A	5.25	3-1-2023	3,000,000	3,141,060
California HFFA El Camino Hospital	5.00	2-1-2035	3,000,000	3,648,720

The accompanying notes are an integral part of these financial statements.

Wells Fargo California Tax-Free Fund  |  9

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Health Revenue (continued)
California HFFA LA Biomedical Research Institute at Harbor-UCLA Medical Center	5.00%	9-1-2048	$6,095,000	$7,081,537
California HFFA Nevada Methodist Homes	5.00	7-1-2030	1,830,000	2,186,447
California HFFA Nevada Methodist Homes	5.00	7-1-2035	1,000,000	1,172,620
California HFFA Nevada Methodist Homes	5.00	7-1-2045	4,500,000	5,164,920
California HFFA Refunding Bond Cedars Sinai Medical Center Series B	4.00	8-15-2039	10,500,000	11,749,395
California HFFA Refunding Bond Children’s Hospital Series A	5.00	8-15-2047	10,050,000	11,726,340
California HFFA Revenue City of Hope	5.00	11-15-2049	2,000,000	2,363,360
California HFFA Sutter Health Series B	5.00	11-15-2046	5,000,000	5,895,250
California HFFA Sutter Health Series D	5.25	8-15-2031	3,100,000	3,310,676
California Municipal Finance Authority Refunding Bond Channing House Project Series A	5.00	5-15-2034	1,000,000	1,212,580
California Municipal Finance Authority Refunding Bond Community Medical Centers Series A	5.00	2-1-2047	6,625,000	7,636,836
California Municipal Finance Authority Refunding Bond Eisenhower Medical Center Series A	5.00	7-1-2047	1,400,000	1,608,614
California Municipal Finance Authority Revenue Healthright 360 Series A 144A	5.00	11-1-2049	2,000,000	2,214,240
California Municipal Finance Authority Revenue Refunding Bond Humangood Obligation Group Series A	5.00	10-1-2044	5,000,000	5,818,500
California PFA Refunding Bond Henry Mayo Newhall Hospital	5.00	10-15-2037	500,000	570,550
California PFA Refunding Bond Henry Mayo Newhall Hospital	5.00	10-15-2047	5,265,000	5,915,385
California State HFFA	4.00	11-15-2048	5,000,000	5,518,200
California State HFFA	4.00	11-1-2051	3,000,000	3,279,990
California State Municipal Finance Authority Revenue	5.00	7-1-2039	1,000,000	1,246,290
California State Municipal Finance Authority Revenue	5.00	7-1-2049	2,650,000	3,235,438
California State Municipal Finance Authority Senior Living Revenue	5.00	11-15-2049	1,125,000	1,311,863
California Statewide CDA Adventist Health System Series A	5.00	3-1-2045	2,500,000	2,887,425
California Statewide CDA Enloe Medical Center (Ambac Insured)	5.00	8-15-2033	1,650,000	1,968,186
California Statewide CDA Enloe Medical Center (Ambac Insured)	5.00	8-15-2035	1,000,000	1,187,000
California Statewide CDA Enloe Medical Center (Ambac Insured)	5.00	8-15-2038	2,000,000	2,352,380
California Statewide CDA Loma Linda University Medical Center Refunding Bond Series A	5.25	12-1-2044	5,150,000	5,682,047
California Statewide CDA Redwoods Projects	5.13	11-15-2035	1,500,000	1,715,895
California Statewide CDA Revenue Refunding Bond Adventist Health System West Series A	5.00	3-1-2048	5,000,000	5,930,450
California Statewide Communities Marin General Hospital Series A	5.00	8-1-2036	700,000	854,833
California Statewide Communities Marin General Hospital Series A	5.00	8-1-2037	500,000	608,585
California Statewide Communities Marin General Hospital Series A	5.00	8-1-2038	450,000	546,102
Palomar Health CA Refunding Bond	5.00	11-1-2042	4,000,000	4,613,960
San Buenaventura CA Community Mental Health System	8.00	12-1-2031	1,615,000	1,793,748
University of California Regents Medical Center Prerefunded Bond Series J	5.25	5-15-2038	7,790,000	8,886,053
University of California Regents Medical Center Series J	5.00	5-15-2033	2,265,000	2,573,063
University of California Regents Medical Center Series L	4.00	5-15-2044	4,065,000	4,458,817
University of California Regents Medical Center Unrefunded Bond Series J	5.25	5-15-2038	2,210,000	2,481,653
Washington Township CA Health Care District Series A	5.00	7-1-2026	1,190,000	1,399,357
Washington Township CA Health Care District Series A	5.00	7-1-2042	1,000,000	1,158,550

				154,875,684

Housing Revenue: 4.56%
California Community Housing Agency Essential Housing Revenue Verdant at Green Valley Series A 144A	5.00	8-1-2049	3,000,000	3,389,520
California Community Housing Agency Workforce Apartments Series A 144A	5.00	4-1-2049	3,000,000	3,330,180
California HFA Municipal Certificate of Participation Series 2019 Class A	4.00	3-20-2033	6,625,000	7,576,019
California Housing Finance Agency Municipal Certificate of Participation Series 2019 1 Class A	4.25	1-15-2035	4,977,277	5,830,631
California Independent Cities Finance Authority Mobil Home Park Revenue	5.00	5-15-2048	2,000,000	2,363,700

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo California Tax-Free Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Housing Revenue (continued)
California Independent Cities Finance Refunding Bond Sanitary Juan Mobile Estates	5.00%	8-15-2030	$1,000,000	$1,165,620
California Independent Cities Finance Refunding Bond Santa Rose Leisure Mobile	5.00	8-15-2046	1,570,000	1,812,942
California Municipal Finance Authority LLC-West Village Student Housing Project	5.00	5-15-2048	6,700,000	7,895,548
California Municipal Finance Authority Mobile Senior Caritas Projects Series A	5.00	8-15-2029	500,000	589,990
California Municipal Finance Authority Student Housing Revenue Bonds	5.00	5-15-2049	5,650,000	6,728,755
California Statewide CDA College Housing Series 2019 144A	5.25	7-1-2049	2,000,000	2,301,600
California Statewide CDA Poway Retirement Housing Foundation Housing Incorporated Series A	5.25	11-15-2035	1,500,000	1,722,945
California Statewide Communities Development Authority 144A	5.00	6-1-2051	1,440,000	1,661,818
Contra Costa County CA Home Mortgage Revenue Bonds GNMA Mortgage-Backed Securities Program (GNMA Insured)	7.75	5-1-2022	75,000	81,038
Tender Option Bond Trust Receipts/Certificates Various States Floaters Series 2019 XF1085 (Deutsche Bank LIQ) 144Aø	1.91	8-1-2059	5,090,000	5,090,000

				51,540,306

Industrial Development Revenue: 0.26%
California PCFA Solid Waste Disposal Revenue AMT Subordinated Calplant I Project Green 144A	7.50	12-1-2039	1,000,000	951,450
California PCFA Solid Waste Disposal AMT Green Bond Calplant I Project 144A	8.00	7-1-2039	2,000,000	2,015,500

				2,966,950

Miscellaneous Revenue: 13.38%
Alameda CA Joint Powers Authority Multiple Capital Projects Series A	5.00	12-1-2034	1,005,000	1,142,332
Anaheim CA PFA CAB Subordinate Lien Public Improvements Project Series C (AGM Insured) ¤	0.00	9-1-2025	10,000,000	9,084,299
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2039	3,000,000	3,425,279
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2046	3,000,000	3,395,939
California Enterprise Development Authority Lease Revenue Riverside County Library Facilities Project	4.00	11-1-2049	1,900,000	2,084,433
California Infrastructure & Economic Development King City Joint Union High School	5.75	8-15-2029	2,150,000	2,161,675
California Infrastructure & Economic Development Bank Lease Revenue California State Teachers Retirement	5.00	8-1-2049	4,000,000	4,951,920
California Public Works Board California State University Projects Series B-1	5.70	3-1-2035	2,210,000	2,225,735
California Public Works Board Judicial Council Projects Series A	5.00	3-1-2038	7,000,000	7,727,020
California Public Works Board Judicial Council Projects Series D	5.25	12-1-2025	4,000,000	4,318,480
California Public Works Board Various Capital Projects Series A	5.00	4-1-2037	4,925,000	5,315,109
California Public Works Board Various Capital Projects Series G	5.00	11-1-2037	23,000,000	25,272,860
California Public Works Board Various Capital Projects Series I	5.50	11-1-2033	2,000,000	2,306,560
California Public Works University of California Board of Regents Series G	5.00	12-1-2030	9,850,000	10,615,345
California Statewide CDA Water & Wastewater Pooled Financing Program Series B (AGM Insured)	5.25	10-1-2027	1,040,000	1,043,484
California Statewide Communities Series A	5.00	9-2-2047	2,000,000	2,341,920
Compton CA PFA Refunding Bond 144A	4.00	9-1-2027	3,800,000	3,908,946
Compton CA PFA Refunding Bond 144A	4.50	9-1-2032	2,000,000	2,074,780
Emeryville CA PFA Assessment District Refinancing	5.90	9-2-2021	400,000	401,152
Fullerton CA Joint Union High School Project Certificate of Participation (BAM Insured)	5.00	9-1-2035	1,385,000	1,613,317
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District #15-2	5.00	9-2-2025	725,000	852,506
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District #15-2	5.00	9-2-2026	400,000	468,648

The accompanying notes are an integral part of these financial statements.

Wells Fargo California Tax-Free Fund  |  11

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Miscellaneous Revenue (continued)
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District #15-2	5.00%	9-2-2042	$1,500,000	$1,690,770
Los Angeles CA Community Redevelopment Vermont Manchester Social Services Project (Ambac Insured)	5.00	9-1-2025	2,310,000	2,317,300
Los Angeles CA Public Works Financing Authority Series A	5.00	12-1-2039	2,860,000	3,331,214
Modesto CA Irrigation District Financing Authority Series A	5.00	10-1-2040	3,500,000	4,113,655
Montclair CA PFA Lease Refunding Bond (AGM Insured)	5.00	10-1-2035	2,400,000	2,756,352
Riverside County CA Asset Leasing Corporation Riverside County Hospital Project (National Insured) ¤	0.00	6-1-2026	10,000,000	8,970,000
Sacramento CA City Financing Authority Refunding Bond Master Lease Program Facilities (BAM Insured)	5.00	12-1-2035	1,300,000	1,534,403
Sacramento CA City Financing Authority Series A (Ambac Insured)	5.40	11-1-2020	470,000	486,760
Sacramento CA City School Joint Refunding Bond Series A (BAM Insured)	5.00	3-1-2040	2,165,000	2,401,526
San Jose CA Unified School District CAB (AGM Insured) ¤	0.00	1-1-2021	1,205,000	1,191,576
San Jose CA Unified School District CAB (AGM Insured) ¤	0.00	1-1-2026	3,175,000	2,918,524
San Marino CA Unified School District Certificate of Participation Los Angeles County Schools Pooled Financing Program Series A	5.00	12-1-2041	500,000	500,890
San Ysidro CA School District Certificate of Participation School Facilities Bridge Funding Program (BAM Insured)	5.00	9-1-2037	250,000	273,415
San Ysidro CA School District Certificate of Participation School Facilities Bridge Funding Program (Build America Mutual Assurance Company Insured)	5.00	9-1-2042	625,000	680,000
San Ysidro CA School District Certificate of Participation School Facilities Bridge Funding Program (BAM Insured)	5.00	9-1-2047	1,000,000	1,082,920
Simi Valley CA Unified School District Capital Improvement Projects (Ambac Insured)	5.25	8-1-2022	1,330,000	1,413,763
Stockton CA Unified School District Community Improvement Project	5.00	2-1-2033	550,000	669,125
Sutter Butte CA Flood Control Agency (BAM Insured)	5.00	10-1-2040	3,545,000	4,099,403
Torrance CA Certificate of Participation	5.25	6-1-2039	5,385,000	6,236,476
Tracy CA Operating Partnership Joint Powers Authority Capital Improvement Projects (AGC Insured)	6.25	10-1-2033	1,000,000	1,004,000
Upland CA Certificate of Participation San Antonio Regional Hospital	5.00	1-1-2047	1,955,000	2,238,416
Ventura County CA PFA Series A	5.00	11-1-2038	4,250,000	4,673,683

				151,315,910

Tax Revenue: 10.34%
Beaumont CA Community Facilities District #93-1 Special Tax Improvement Area Number 17C	5.00	9-1-2043	750,000	863,070
Beaumont CA Community Facilities District #93-1 Special Tax Improvement Area Number 17C	5.00	9-1-2048	1,100,000	1,260,391
Beaumont CA Community Facilities District #93-1 Special Tax Improvement Area Number 8D Series A	5.00	9-1-2043	750,000	863,070
Beaumont CA Community Facilities District #93-1 Special Tax Improvement Area Number 8D Series A	5.00	9-1-2048	1,035,000	1,185,913
Belmont CA Community Facilities Special Tax District #2000-1 Library Project Series A (Ambac Insured)	5.75	8-1-2030	3,190,000	4,276,929
California Statewide CDA Community Facilities District #2015-01	5.00	9-1-2047	1,420,000	1,648,577
California Statewide Communities Development Authority Special Tax Community Facilities District #2017-01	5.00	9-1-2048	5,000,000	5,890,050
Casitas CA Municipal Water District Community Facilities District #2013-1-OJAI Series B (BAM Insured)	5.25	9-1-2047	5,000,000	6,068,000
Cathedral City CA RDA Successor Agency to Merged Redevelopment Project Tax Allocation Bond Series A (AGM Insured)	5.00	8-1-2032	1,450,000	1,659,018
Cathedral City CA RDA Successor Agency to Merged Redevelopment Project Tax Allocation Bond Series A (AGM Insured)	5.00	8-1-2033	880,000	1,004,907

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo California Tax-Free Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Tax Revenue (continued)
Chino CA Community Facilitiess District Special Tax #2003-3 Improvement Area #7	5.00%	9-1-2048	$2,500,000	$2,942,475
Chula Vista CA Community Facilities District Special Tax #16-I Improvement Area #1	5.00	9-1-2043	500,000	575,650
Chula Vista CA Community Facilities District Special Tax #16-I Improvement Area #1	5.00	9-1-2048	1,000,000	1,147,670
Compton CA Community College RDA Project 2nd Lien Series A	5.00	8-1-2020	1,140,000	1,161,455
Corona CA Community Facilities District Special Tax #2018-1 Improvement Area #1 Series A	5.00	9-1-2048	1,000,000	1,125,120
Corona Norco CA Unified School Districts Special Tax Community Facilities District #16-1	5.00	9-1-2048	1,500,000	1,718,715
Dinuba CA RDA Merged City Redevelopment Project (BAM Insured)	5.00	9-1-2033	1,500,000	1,733,910
Elk Grove CA Financing Authority Special Tax Refunding Bond (BAM Insured)	5.00	9-1-2038	1,500,000	1,744,635
Folsom Ranch Financing Authority California Facilities District #20 Russell	5.00	9-1-2048	1,650,000	1,889,514
Folsom Ranch Financing Authority California Facilities District #19 Manginii	5.00	9-1-2049	1,000,000	1,160,240
Fremont CA Community Facilities District #1 Refunding Bond	5.00	9-1-2040	2,700,000	3,051,405
Inglewood CA Redevelopment Successor Agency to Merged Redevelopment Project Tax Allocation Refunding Bond Subordinate Lien Series A (BAM Insured)	5.00	5-1-2034	500,000	602,780
Inglewood CA Redevelopment Successor Agency to Merged Redevelopment Project Tax Allocation Refunding Bond Subordinate Lien Series A (BAM Insured)	5.00	5-1-2038	305,000	362,459
Inland Valley CA Development Agency Series A	5.25	9-1-2037	4,000,000	4,559,160
Lafayette CA RDA Refunding Bond Lafayette Redevelopment Project (AGM Insured)	5.00	8-1-2033	1,500,000	1,722,180
Lafayette CA RDA Refunding Bond Lafayette Redevelopment Project (AGM Insured)	5.00	8-1-2038	1,635,000	1,865,421
Lancaster CA RDA Tax Allocation Refunding Bond Combined Redevelopment Project Areas (AGM Insured)	5.00	8-1-2033	1,200,000	1,436,460
Oakland CA Redevelopment Successor Agency Refunding Bond Subordinate Series TE (AGM Insured)	5.00	9-1-2035	2,545,000	2,973,476
Oakland CA Redevelopment Successor Agency Refunding Bond Subordinate Series TE (AGM Insured)	5.00	9-1-2036	4,000,000	4,664,400
Orange County CA Community Facilities District #2015-1 Esencia Village Series A	5.25	8-15-2045	1,950,000	2,220,563
Rancho Cucamonga CA RDA Rancho Redevelopment Project Area (AGM Insured)	5.00	9-1-2032	1,870,000	2,154,801
Redwood City CA RDA CAB Redevelopment Project Area Series 2-A (Ambac Insured) ¤	0.00	7-15-2030	3,505,000	2,725,453
Rio Vista CA Community Facilities District Special Tax #2018-1	5.00	9-1-2048	1,190,000	1,363,514
Riverside County CA Community Facilities Districts Special Tax #05-8	5.00	9-1-2048	1,600,000	1,833,296
Romoland School District Community Facilities District #2004-1 Heritage Lake Improvement Area #4 Series 2018 Special Tax Bond	5.00	9-1-2048	3,000,000	3,439,140
Sacramento CA Transient Occupancy Tax Convention Center Complex Series A	5.00	6-1-2048	3,750,000	4,475,438
San Bernardino CA Special Tax Community Facilities District #2006-1 Series 2018	5.00	9-1-2048	1,200,000	1,374,972
San Clemente CA Special Tax Community Facilities District #2006-1	5.00	9-1-2040	980,000	1,105,793
San Clemente CA Special Tax Community Facilities District #2006-1	5.00	9-1-2046	1,190,000	1,336,822
San Diego CA RDA CAB Tax Allocation Centre (AGM Insured) ¤	0.00	9-1-2023	885,000	841,538
San Diego CA RDA Naval Training Center Series A	5.00	9-1-2025	575,000	590,381
San Francisco CA City & County RDA Mission Bay South Redevelopment Project Series A	5.00	8-1-2043	2,500,000	2,817,975
San Francisco CA City & County RDA Tax Transbay Infrastructure Project Third Lien Series B (AGM Insured)	5.00	8-1-2046	1,500,000	1,777,755
San Francisco City & County CA RDA CAB Mission Bay South Redevelopment Project Subordinate Bond Series D 144A¤	0.00	8-1-2026	4,000,000	3,009,080

The accompanying notes are an integral part of these financial statements.

Wells Fargo California Tax-Free Fund  |  13

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Tax Revenue (continued)
San Marcos CA Unified School District Special Tax Community Facilities District #4 (BAM Insured)	5.00%	9-1-2034	$1,705,000	$1,984,688
San Marcos CA Unified School District Special Tax Community Facilities District #5 (BAM Insured)	5.00	9-1-2028	1,290,000	1,518,227
San Marcos CA Unified School District Special Tax Community Facilities District #5 (BAM Insured)	5.00	9-1-2029	1,325,000	1,556,120
Santa Ana CA Community Redevelopment Merged Project Area Series A	6.00	9-1-2022	2,000,000	2,116,320
Sonoma CA CDA Successor Agency to Sonoma Redevelopment Project Tax Allocation Bond (National Insured)	5.00	6-1-2033	1,325,000	1,567,965
Successor Agency to the Marina Redevelopment Agency Tax Allocation Bonds Series A	5.00	9-1-2033	340,000	393,264
Successor Agency to the Marina Redevelopment Agency Tax Allocation Bonds Series A	5.00	9-1-2038	400,000	458,064
Successor Agency to the Marina Redevelopment Agency Tax Allocation Bonds Series B	5.00	9-1-2033	250,000	285,435
Successor Agency to the Marina Redevelopment Agency Tax Allocation Bonds Series B	5.00	9-1-2038	250,000	282,885
Tracy Hills CA Improvement Area #1 Community Facilities District #2016-1 Special Tax Bonds Series 2018	5.00	9-1-2048	2,750,000	3,146,330
Tustin CA Community Facilities District Special Tax #2014-1 Legacy/Standard Pacific Series A	5.00	9-1-2040	750,000	846,270
Tustin CA Community Facilities District Special Tax #2014-1 Legacy/Standard Pacific Series A	5.00	9-1-2045	1,000,000	1,124,430
Union City CA Community RDA Successor Agency to Community Redevelopment Project Tax Allocation Refunding Bond Series A	5.00	10-1-2036	1,000,000	1,183,170
Union City CA Community RDA Successor Agency to Union City Community Redevelopment Project (AGC Insured)	5.25	10-1-2033	8,000,000	8,258,080

				116,944,819

Tobacco Revenue: 0.49%
Golden State Tabacco Securitization Corporation CA Tobacco Settlement Refunding Bond Series A-1	5.00	6-1-2028	2,000,000	2,390,580
Golden State Tabacco Securitization Corporation CA Tobacco Settlement Refunding Bond Series A-2	5.00	6-1-2047	3,000,000	3,101,610

				5,492,190

Transportation Revenue: 2.25%
Bay Area CA Toll Authority Toll Bridge Series S-4	5.00	4-1-2030	2,000,000	2,262,279
Bay Area CA Toll Authority Toll Bridge Series S-H	5.00	4-1-2049	8,000,000	9,899,920
Foothill-Eastern Corridor CA Transportation Agency Subordinate Bond Series B-3	5.50	1-15-2053	8,000,000	8,815,120
San Diego CA RDA Centre City Subordinate Refunding Bond Parking Series B	5.30	9-1-2020	1,060,000	1,063,774
San Francisco CA Municipal Transportation	5.00	3-1-2039	3,000,000	3,417,990

				25,459,083

Utilities Revenue: 4.05%
Banning CA Financing Authority Refunding Bond Electric System Project (AGM Insured)	5.00	6-1-2037	5,000,000	5,805,249
Imperial CA Irrigation District Electric System Refunding Bond Series A	5.00	11-1-2040	3,715,000	4,372,406
Imperial CA Irrigation District Electric System Refunding Bond Series A	5.00	11-1-2045	1,060,000	1,238,345
Imperial CA Irrigation District Electric System Refunding Bond Series C	5.00	11-1-2038	2,500,000	2,966,675
Los Angeles CA Department of Water & Power Series E	5.00	7-1-2044	12,475,000	14,310,447
M-S-R California Energy Authority Gas Series B	7.00	11-1-2034	4,000,000	6,121,640
M-S-R California Energy Authority Gas Series C	6.13	11-1-2029	1,045,000	1,332,824

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo California Tax-Free Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Utilities Revenue (continued)
Northern California Power Agency Public Power Prerefunded Bond (Ambac Insured)	7.50%	7-1-2023	$30,000	$32,305
Redding CA Joint Powers Financing Authority Election System Series A	5.00	6-1-2032	440,000	522,289
Roseville CA Natural Gas Financing Authority	5.00	2-15-2025	1,930,000	2,246,810
Southern California Public Power Authority Natural Gas Project #1 Series A	5.25	11-1-2025	1,000,000	1,189,210
Turlock CA Irrigation District First Priority Subordinated Revenue Refunding Bond	5.50	1-1-2041	2,000,000	2,089,040
Walnut CA Energy Center Authority Series A	5.00	1-1-2034	3,115,000	3,603,027

				45,830,267

Water & Sewer Revenue: 2.74%
Adelanto CA Public Utility Authority Refunding Bond (AGM Insured)	5.00	7-1-2039	2,000,000	2,421,519
Bay Area CA Water Supply & Conservation Agency Series A	5.00	10-1-2034	6,000,000	6,685,200
Compton CA Sewer Revenue	6.00	9-1-2039	1,775,000	1,777,964
El Dorado CA Irrigation District Refunding Bond Series A (AGM Insured)	5.25	3-1-2039	2,000,000	2,297,860
Florin CA Resource Conservation Refunding Bond Second Senior Lien Series A (National Insured)	5.00	9-1-2032	2,000,000	2,292,960
Merced CA Irrigation District Water & Hydroelectric System Series A (AGM Insured)	5.00	10-1-2038	4,000,000	4,574,360
Pico Rivera CA Water Authority Series A	6.25	12-1-2032	3,710,000	3,747,731
San Buenaventura CA PFFA Series B	5.00	7-1-2042	4,000,000	4,350,440
Tulare CA Sewer Refunding Bond (AGM Insured)	5.00	11-15-2041	1,500,000	1,758,285
Vallejo CA Refunding Bond	5.25	5-1-2031	1,000,000	1,120,590

				31,026,909

				1,027,016,865

Guam: 0.67%

Airport Revenue: 0.13%
Guam Port Authority AMT Series A	5.00	7-1-2048	1,235,000	1,448,025

Tax Revenue: 0.09%
Guam Government Business Privilege Tax Series A	5.00	1-1-2031	1,000,000	1,046,820

Water & Sewer Revenue: 0.45%
Guam Government Waterworks Authority	5.25	7-1-2033	1,500,000	1,642,665
Guam Government Waterworks Authority	5.50	7-1-2043	3,125,000	3,417,031

				5,059,696

				7,554,541

Illinois: 1.10%

Miscellaneous Revenue: 1.00%
Illinois Series D	5.00	11-1-2025	10,000,000	11,293,500

Tax Revenue: 0.10%
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series A	5.00	6-15-2057	1,000,000	1,113,720

				12,407,220

New York: 2.47%

Industrial Development Revenue: 0.52%
New York Transportation Development Corporation Special Facilities Revenue Delta Air Lines Incorporated LaGuardia Airport Terminals C&D Redevelopment	5.00	1-1-2026	5,000,000	5,894,900

The accompanying notes are an integral part of these financial statements.

Wells Fargo California Tax-Free Fund  |  15

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax Revenue: 0.17%
New York NY Transitional Finance Authority Subordinate Bond Series 2B (Dexia Credit Local SPA) ø	1.70%	11-1-2022	$1,955,000	$1,955,000

Water & Sewer Revenue: 1.78%
New York NY Municipal Water Finance Adjusted Fiscal Subordinated Bond Series B2 (State Street Bank & Trust Company SPA) ø	1.66	6-15-2045	5,000,000	5,000,000
New York NY Municipal Water Finance Authority Water & Sewer System 2nd General Resolution Bonds Fiscal 2014 Subordinate Bond Series AA-6 (Mizuho Bank Limited SPA) ø	1.67	6-15-2048	5,500,000	5,500,000
New York NY Municipal Water Finance Authority Water & Sewer System Fiscal 2012 Series B (State Street Bank & Trust Company SPA) ø	1.66	6-15-2045	9,600,000	9,600,000

				20,100,000

				27,949,900

Tennessee: 0.26%

Miscellaneous Revenue: 0.26%
Blount County TN Public Building Authority Various Local Govenment Public Improvements Series D3A (Bank of America NA SPA) ø	1.61	6-1-2034	3,000,000	3,000,000

Texas: 2.65%

Health Revenue: 0.29%
Tarrant County TX Cultural Educational Facilities Finance Corporation Baylor Health Care System Project Series C (TD Bank NA LOC) ø	1.70	11-15-2050	3,290,000	3,290,000

Resource Recovery Revenue: 2.36%
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series A ø	1.70	4-1-2040	13,905,000	13,905,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series B ø	1.70	4-1-2040	12,235,000	12,235,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series C ø	1.70	4-1-2040	500,000	500,000

				26,640,000

				29,930,000

Utah: 0.26%

Health Revenue: 0.26%
Weber County UT Hospital IHC Health Services Series 2000-C (Bank of New York Mellon SPA) ø	1.68	2-15-2035	3,000,000	3,000,000

Total Municipal Obligations (Cost $1,019,954,236)				1,110,858,526

Closed End Municipal Bond Fund Obligations: 0.44%

California: 0.44%
Nuveen California AMT-Free Quality Municipal Income Fund Variable Rate Demand Preferred Shares Series A 1.88% 144A			5,000,000	5,000,000

Total Closed End Municipal Bond Fund Obligations (Cost $5,000,000)				5,000,000

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo California Tax-Free Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Yield	Shares	Value
Short-Term Investments: 0.30%

Investment Companies: 0.30%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (I)(u)	1.45%	3,342,909	$3,344,246

Total Short-Term Investments (Cost $3,344,246)			3,344,246

Total investments in securities (Cost $1,028,298,482)	98.96%	1,119,202,772

Other assets and liabilities, net	1.04	11,747,621

Total net assets	100.00%	$1,130,950,393

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

AGC	Assured Guaranty Corporation

AGM	Assured Guaranty Municipal

Ambac	Ambac Financial Group Incorporated

AMT	Alternative minimum tax

BAM	Build America Mutual Assurance Company

CAB	Capital appreciation bond

CDA	Community Development Authority

FGIC	Financial Guaranty Insurance Corporation

GNMA	Government National Mortgage Association

GO	General obligation

HFFA	Health Facilities Financing Authority

LIBOR	London Interbank Offered Rate

National	National Public Finance Guarantee Corporation

PCFA	Pollution Control Financing Authority

PFA	Public Finance Authority

PFFA	Public Facilities Financing Authority

RDA	Redevelopment Authority

SPA	Standby purchase agreement

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	207,750	117,934,064	(114,798,905)	3,342,909	$(1,899)	$0	$34,254	$3,344,246	0.30%

The accompanying notes are an integral part of these financial statements.

Wells Fargo California Tax-Free Fund  |  17

Statement of assets and liabilities—December 31, 2019 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $1,024,954,236)	$1,115,858,526
Investments in affiliated securities, at value (cost $3,344,246)	3,344,246
Cash	143,250
Receivable for Fund shares sold	907,109
Receivable for interest	12,604,523
Prepaid expenses and other assets	18,416

Total assets	1,132,876,070

Liabilities
Payable for Fund shares redeemed	612,717
Dividends payable	593,265
Management fee payable	295,271
Shareholder servicing fees payable	174,487
Administration fees payable	119,547
Distribution fee payable	19,638
Trustees’ fees and expenses payable	4,211
Accrued expenses and other liabilities	106,541

Total liabilities	1,925,677

Total net assets	$1,130,950,393

Net assets consist of
Paid-in capital	$1,063,471,390
Total distributable earnings	67,479,003

Total net assets	$1,130,950,393

Computation of net asset value and offering price per share
Net assets – Class A	$509,379,854
Shares outstanding – Class A1	42,506,744
Net asset value per share – Class A	$11.98
Maximum offering price per share – Class A2	$12.54
Net assets – Class C	$29,579,799
Shares outstanding – Class C1	2,420,487
Net asset value per share – Class C	$12.22
Net assets – Administrator Class	$272,624,818
Shares outstanding – Administrator Class[1]	22,706,484
Net asset value per share – Administrator Class	$12.01
Net assets – Institutional Class	$319,365,922
Shares outstanding – Institutional Class[1]	26,598,495
Net asset value per share – Institutional Class	$12.01

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo California Tax-Free Fund

Statement of operations—six months ended December 31, 2019 (unaudited)

Investment income
Interest	$20,207,182
Income from affiliated securities	34,254

Total investment income	20,241,436

Expenses
Management fee	2,109,698
Administration fees
Class A	398,404
Class C	25,741
Administrator Class	126,758
Institutional Class	125,412
Shareholder servicing fees
Class A	622,507
Class C	40,220
Administrator Class	316,895
Distribution fee
Class C	120,659
Custody and accounting fees	10,245
Professional fees	30,214
Registration fees	44,912
Shareholder report expenses	9,365
Trustees’ fees and expenses	10,804
Other fees and expenses	4,170

Total expenses	3,996,004
Less: Fee waivers and/or expense reimbursements
Fund-level	(44,689)
Class A	(136,759)
Class C	(8,793)
Administrator Class	(247,663)

Net expenses	3,558,100

Net investment income	16,683,336

Realized and unrealized gains (losses) on investments
Net realized losses on
Unaffiliated securities	(64,672)
Affiliated securities	(1,899)

Net realized losses on investments	(66,571)
Net change in unrealized gains (losses) on investments	5,805,744

Net realized and unrealized gains (losses) on investments	5,739,173

Net increase in net assets resulting from operations	$22,422,509

The accompanying notes are an integral part of these financial statements.

Wells Fargo California Tax-Free Fund  |  19

Statement of changes in net assets

	Six months ended December 31, 2019 (unaudited)		Year ended June 30, 2019

Operations
Net investment income		$16,683,336		$32,612,816
Net realized losses on investments		(66,571)		(1,718,061)
Net change in unrealized gains (losses) on investments		5,805,744		24,999,907

Net increase in net assets resulting from operations		22,422,509		55,894,662

Distributions to shareholders from net investment income and net realized gains
Class A		(7,270,869)		(14,669,880)
Class C		(349,243)		(988,682)
Administrator Class		(3,956,978)		(7,503,063)
Institutional Class		(5,005,463)		(9,759,221)

Total distributions to shareholders		(16,582,553)		(32,920,846)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	5,584,359	67,066,713	8,095,324	94,284,323
Class C	180,388	2,208,472	277,749	3,305,964
Administrator Class	3,847,190	46,231,647	5,658,401	65,422,085
Institutional Class	5,180,035	62,336,852	8,350,924	97,289,819

		177,843,684		260,302,191

Reinvestment of distributions
Class A	570,737	6,855,937	1,185,493	13,804,957
Class C	26,346	322,795	78,205	927,056
Administrator Class	320,711	3,859,948	629,219	7,340,761
Institutional Class	174,741	2,103,051	330,436	3,856,316

		13,141,731		25,929,090

Payment for shares redeemed
Class A	(4,136,507)	(49,622,236)	(6,860,157)	(79,217,878)
Class C	(482,192)	(5,919,786)	(1,688,840)	(19,964,764)
Administrator Class	(833,781)	(10,033,638)	(2,915,007)	(33,837,058)
Institutional Class	(3,315,051)	(39,883,819)	(8,779,437)	(101,838,732)

		(105,459,479)		(234,858,432)

Net increase in net assets resulting from capital share transactions		85,525,936		51,372,849

Total increase in net assets		91,365,892		74,346,665

Net assets
Beginning of period		1,039,584,501		965,237,836

End of period		$1,130,950,393		$1,039,584,501

The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo California Tax-Free Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2019 (unaudited)	Year ended June 30
CLASS A		2019	2018	2017	2016	2015
Net asset value, beginning of period	$11.91	$11.64	$11.83	$12.45	$11.79	$11.73
Net investment income	0.18	0.37	0.37	0.36	0.36	0.38
Net realized and unrealized gains (losses) on investments	0.07	0.28	(0.19)	(0.62)	0.66	0.06

Total from investment operations	0.25	0.65	0.18	(0.26)	1.02	0.44
Distributions to shareholders from
Net investment income	(0.18)	(0.38)	(0.37)	(0.36)	(0.36)	(0.38)
Net asset value, end of period	$11.98	$11.91	$11.64	$11.83	$12.45	$11.79
Total return[1]	2.07%	5.70%	1.55%	(2.09)%	8.77%	3.74%
Ratios to average net assets (annualized)
Gross expenses	0.81%	0.83%	0.83%	0.82%	0.82%	0.83%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	2.94%	3.22%	3.15%	2.99%	2.96%	3.17%
Supplemental data
Portfolio turnover rate	9%	9%	33%	48%	17%	30%
Net assets, end of period (000s omitted)	$509,380	$482,395	$443,165	$472,584	$528,238	$470,368

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo California Tax-Free Fund  |  21

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2019 (unaudited)	Year ended June 30
CLASS C		2019	2018	2017	2016	2015
Net asset value, beginning of period	$12.15	$11.87	$12.07	$12.70	$12.02	$11.96
Net investment income	0.14	0.29	0.29	0.27	0.27	0.29
Net realized and unrealized gains (losses) on investments	0.06	0.29	(0.20)	(0.63)	0.68	0.06

Total from investment operations	0.20	0.58	0.09	(0.36)	0.95	0.35
Distributions to shareholders from
Net investment income	(0.13)	(0.30)	(0.29)	(0.27)	(0.27)	(0.29)
Net asset value, end of period	$12.22	$12.15	$11.87	$12.07	$12.70	$12.02
Total return[1]	1.68%	4.95%	0.74%	(2.80)%	8.02%	2.96%
Ratios to average net assets (annualized)
Gross expenses	1.56%	1.58%	1.58%	1.57%	1.57%	1.58%
Net expenses	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income	2.19%	2.47%	2.40%	2.24%	2.21%	2.42%
Supplemental data
Portfolio turnover rate	9%	9%	33%	48%	17%	30%
Net assets, end of period (000s omitted)	$29,580	$32,758	$47,831	$57,727	$66,427	$50,787

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22  |  Wells Fargo California Tax-Free Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2019 (unaudited)	Year ended June 30
ADMINISTRATOR CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$11.94	$11.66	$11.86	$12.48	$11.81	$11.75
Net investment income	0.19	0.40	0.39	0.38	0.38	0.40
Net realized and unrealized gains (losses) on investments	0.07	0.28	(0.20)	(0.62)	0.67	0.06

Total from investment operations	0.26	0.68	0.19	(0.24)	1.05	0.46
Distributions to shareholders from
Net investment income	(0.19)	(0.40)	(0.39)	(0.38)	(0.38)	(0.40)
Net asset value, end of period	$12.01	$11.94	$11.66	$11.86	$12.48	$11.81
Total return[1]	2.18%	5.99%	1.67%	(1.88)%	9.06%	3.95%
Ratios to average net assets (annualized)
Gross expenses	0.75%	0.77%	0.77%	0.76%	0.76%	0.77%
Net expenses	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	3.14%	3.43%	3.34%	3.16%	3.16%	3.39%
Supplemental data
Portfolio turnover rate	9%	9%	33%	48%	17%	30%
Net assets, end of period (000s omitted)	$272,625	$231,252	$186,626	$210,209	$344,090	$210,265

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo California Tax-Free Fund  |  23

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2019 (unaudited)	Year ended June 30
INSTITUTIONAL CLASS		2019	2018	2017	2016	2015[1]
Net asset value, beginning of period	$11.94	$11.66	$11.86	$12.48	$11.81	$11.99
Net investment income	0.20	0.41	0.40	0.39	0.39	0.27
Net realized and unrealized gains (losses) on investments	0.06	0.28	(0.20)	(0.62)	0.67	(0.18)

Total from investment operations	0.26	0.69	0.20	(0.23)	1.06	0.09
Distributions to shareholders from
Net investment income	(0.19)	(0.41)	(0.40)	(0.39)	(0.39)	(0.27)
Net asset value, end of period	$12.01	$11.94	$11.66	$11.86	$12.48	$11.81
Total return[2]	2.21%	6.07%	1.74%	(1.81)%	9.14%	0.72%
Ratios to average net assets (annualized)
Gross expenses	0.48%	0.50%	0.50%	0.49%	0.49%	0.50%
Net expenses	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	3.21%	3.49%	3.42%	3.28%	3.24%	3.35%
Supplemental data
Portfolio turnover rate	9%	9%	33%	48%	17%	30%
Net assets, end of period (000s omitted)	$319,366	$293,180	$287,616	$309,253	$193,154	$149,368

[1]	For the period from October 31, 2014 (commencement of class operations) to June 30, 2015

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24  |  Wells Fargo California Tax-Free Fund

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo California Tax-Free Fund (the “Fund”) which is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Wells Fargo California Tax-Free Fund  |  25

Notes to financial statements (unaudited)

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2019, the aggregate cost of all investments for federal income tax purposes was $1,028,298,482 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$91,154,411

Gross unrealized losses	(250,121)

Net unrealized gains	$90,904,290

As of June 30, 2019, the Fund had capital loss carryforwards which consisted of $22,802,291 in short-term capital losses and $280,843 in long-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Municipal obligations	$0	$1,110,858,526	$0	$1,110,858,526

Closed end municipal bond fund obligations	0	5,000,000	0	5,000,000

Short-term investments

Investment companies	3,344,246	0	0	3,344,246

Total assets	$3,344,246	$1,115,858,526	$0	$1,119,202,772

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

26  |  Wells Fargo California Tax-Free Fund

Notes to financial statements (unaudited)

For the six months ended December 31, 2019, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $500 million	0.400%

Next $500 million	0.375

Next $2 billion	0.350

Next $2 billion	0.325

Next $5 billion	0.290

Over $10 billion	0.280

For the six months ended December 31, 2019, the management fee was equivalent to an annual rate of 0.38% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.16%

Administrator Class	0.10

Institutional Class	0.08

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through October 31, 2020 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.75% for Class A shares, 1.50% for Class C shares, 0.55% for Administrator Class shares, and 0.48% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

Wells Fargo California Tax-Free Fund  |  27

Notes to financial statements (unaudited)

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2019, Funds Distributor received $5,987 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2019.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $37,950,000 and $18,710,000 in interfund purchases and sales, respectively, during the six months ended December 31, 2019.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2019 were $136,228,842 and $93,435,990, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended December 31, 2019, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territories of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

In March 2017, FASB issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium and requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount and discounts will continue to be accreted to the maturity date of the security. ASU 2017-08 is effective for fiscal years beginning after December 15, 2018 and for interim periods within those fiscal years. During the current reporting period, management of the Fund adopted the change in accounting policy which did not have a material impact to the Fund’s financial statements.

28  |  Wells Fargo California Tax-Free Fund

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo California Tax-Free Fund  |  29

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 149 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

30  |  Wells Fargo California Tax-Free Fund

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock[3] (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo California Tax-Free Fund  |  31

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Michelle Rhee[4] (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy[5] (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 64 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 85 funds and Assistant Treasurer of 64 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

[3]	Pamela Wheelock was re-appointed to the Board effective January 1, 2020.

[4]	Michelle Rhee became Chief Legal Officer effective October 22, 2019.

[5]	Catherine Kennedy became Secretary effective October 22, 2019.

32  |  Wells Fargo California Tax-Free Fund

Appendix (unaudited)

Effective on or about May 1, 2020, if you purchase Fund shares through a Janney Montgomery Scott LLC (“Janney”) brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end sales charge* waivers on Class A shares available at Janney

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

Shares acquired through a right of reinstatement.

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
CDSC waivers on Class A and Class C shares available at Janney

Shares sold upon the death or disability of the shareholder.

Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

Shares purchased in connection with a return of excess contributions from an IRA account.

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

Shares acquired through a right of reinstatement.

Shares exchanged into the same share class of a different fund.
Front-end sales charge* discounts available at Janney; breakpoints, rights of accumulation and/or letters of intent

Breakpoints as described in the Fund’s Prospectus.

Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

*	Also referred to as an “initial sales charge.”

Wells Fargo California Tax-Free Fund   |  33

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved.

PAR-0120-02388 02-20

SA249/SAR249 12-19

Semi-Annual Report

December 31, 2019

Wells Fargo

California Limited-Term Tax-Free Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo California Limited-Term Tax-Free Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“After periods of volatility, investors regrouped midway through the year, sentiment turned positive, and U.S. equity markets advanced in July.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo California Limited-Term Tax-Free Fund for the six-month period that ended December 31, 2019. Despite periods of market volatility, the year was strongly positive for financial markets as supportive central banks more than offset concerns over slowing global economic growth and international trade tensions.

Overall, both fixed-income and equity investors enjoyed healthy returns. For the period, U.S. stocks, based on the S&P 500 Index,1 gained 10.92% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 6.96%. The MSCI EM Index (Net)3 gained 7.09%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 2.45%, the Bloomberg Barclays Global Aggregate ex-USD Index5 returned 0.09%, the Bloomberg Barclays Municipal Bond Index6 gained 2.32%, and the ICE BofA U.S. High Yield Index7 added 3.86%.

Sentiment turned positive, driven by central bank support.

After periods of volatility, investors regrouped midway through the year, sentiment turned positive, and U.S. equity markets advanced in July. The gains, primarily driven by geopolitical and monetary policy events, pushed equity markets to new highs. European Central Bank President Mario Draghi indicated the bank was ready to cut rates or buy more assets to prop up inflation if needed. President Trump backed off of tariff threats against Mexico and China. The U.S. Federal Reserve (Fed) implemented a 0.25% federal funds rate cut in July.

Throughout the summer, U.S.-China trade tensions simmered. Major U.S. stock market indices closed July with the worst weekly results of the year. Bond prices gained as Treasury yields fell to multiyear lows, and the yield curve inverted at multiple points along the 30-year arc.

Evidence of a continued global economic slowdown mounted, and central banks in China, New Zealand, and Thailand cut interest rates. Industrial and manufacturing data declined in China, Canada, Japan, and Germany. Adding to global uncertainty, Italy’s prime minister resigned, many feared a crackdown in Hong Kong as protestors sustained their calls for reform, and Boris Johnson planned to suspend Parliament as Brexit’s deadline neared.

In the U.S., the Fed cut interest rates a second time in September. U.S. manufacturing data disappointed investors. The U.S. Congress announced it would pursue an impeachment investigation of President Trump. Meanwhile, the Brexit impasse showed no signs of resolution. Officials in China warned of the negative economic impact of tariffs and trade restrictions. Although the S&P 500 Index finished the third quarter with the best year-to-date returns in more than 20 years, concerns about future returns remained.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2020. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo California Limited-Term Tax-Free Fund

Letter to shareholders (unaudited)

The fourth quarter started on a strong note, with a relaxing of U.S.-China trade tensions in October along with renewed optimism for a U.K. Brexit deal and positive macroeconomic data. The initial estimate of U.S. third-quarter gross domestic product growth was a 1.9% annualized rate, while the U.S. unemployment rate fell to a 50-year low of 3.5% in September. However, despite resilience among U.S. consumers, business confidence declined while manufacturing activity contracted. Concerned with a potential economic slowdown, the Fed lowered interest rates another quarter point in late October, its third rate cut in four months. This helped push the S&P 500 Index to a new all-time high, while emerging market equities rallied and global bonds declined overall, reflecting a broad pickup in risk appetite.

Equity markets continued to rally in November despite ongoing geopolitical risks. Hopes for a U.S.-China trade deal buoyed investor confidence. U.S. business sentiment improved slightly, and manufacturing and services activity picked up. Throughout the month, central bank actions were on hold. With that positive backdrop, developed market equities outpaced those in emerging markets, and U.S. stocks outperformed non-U.S. stocks overall. While consumer confidence and purchasing manager activity rose in the eurozone, China reported weakening manufacturing and consumer data. Bond yields rose marginally, leading to slightly negative returns for global government and investment-grade corporate bonds.

Financial markets ended the year on a strong note, with the U.S. and China reaching a Phase One trade deal, with some details to be worked out. That, along with the landslide election win by the pro-Brexit U.K. Conservative Party and ongoing central bank support, gave investors a greater sense of certainty. U.S. economic indicators were broadly positive, with the exception of manufacturing activity and business confidence. Consumer confidence was resilient, fed by a robust labor market, tame inflation, and lower interest rates, which boosted housing affordability and homebuyer activity. The impeachment of U.S. President Donald Trump, while historically noteworthy, had little impact on markets. Meanwhile, slowing Chinese economic activity, due in part to the trade war, led to further government stimulus at year-end through lower reserve ratios, allowing banks to lend more money.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“Financial markets ended the year on a strong note, with the U.S. and China reaching a Phase One trade deal”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo California Limited-Term Tax-Free Fund  |  3

Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Terry J. Goode

Brandon Pae

Adrian Van Poppel

Average annual total returns (%) as of December 31, 2019

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (SFCIX)	11-18-1992	1.46	1.07	2.02	3.56	1.48	2.22	0.85	0.80

Class C (SFCCX)	8-30-2002	1.79	0.72	1.46	2.79	0.72	1.46	1.60	1.55

Administrator Class (SCTIX)	9-6-1996	–	–	–	3.80	1.70	2.43	0.79	0.60

Institutional Class (SFCNX)[3]	10-31-2014	–	–	–	3.90	1.78	2.48	0.52	0.50

Bloomberg Barclays Municipal 1-5 Year Blend Index[4]	–	–	–	–	4.03	1.82	2.03	–	–

Bloomberg Barclays California Municipal 1-5 Year Blend Index[5]	–	–	–	–	3.55	1.64	2.01	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to California municipal securities risk and high-yield securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

4  |  Wells Fargo California Limited-Term Tax-Free Fund

Performance highlights (unaudited)

Effective maturity distribution as of December 31, 2019[6]

Credit quality as of December 31, 2019[7]

[1]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through October 31, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.80% for Class A, 1.55% for Class C, 0.60% for Administrator Class, and 0.50% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and is not adjusted to reflect the Institutional Class share expenses. If these expenses had been included, returns for the Institutional Class shares would be higher.

[4]

The Bloomberg Barclays Municipal 1–5 Year Blend Index is the 1–5 Year component of the Bloomberg Barclays Municipal Bond Index. The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	The Bloomberg Barclays California Municipal 1-5 Year Blend Index is the 1-5 Year component of the Bloomberg Barclays California Municipal Bond Index. You cannot invest directly in an index.

[6]	Amounts are calculated based on the long-term total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[7]

The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/ or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

Wells Fargo California Limited-Term Tax-Free Fund  |  5

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2019 to December 31, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2019	Ending account value 12-31-2019	Expenses paid during the period¹	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,009.71	$4.04	0.80%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.11	$4.06	0.80%

Class C

Actual	$1,000.00	$1,005.90	$7.82	1.55%

Hypothetical (5% return before expenses)	$1,000.00	$1,017.34	$7.86	1.55%

Administrator Class

Actual	$1,000.00	$1,010.74	$3.03	0.60%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$3.05	0.60%

Institutional Class

Actual	$1,000.00	$1,011.25	$2.53	0.50%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.62	$2.54	0.50%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Wells Fargo California Limited-Term Tax-Free Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal Obligations: 99.63%

California: 93.33%

Airport Revenue: 6.89%
California Municipal Finance Authority Revenue Senior Lien Linxs APM Project Series A	5.00%	12-31-2023	$750,000	$851,398
California Municipal Finance Authority Revenue Senior Lien Linxs APM Project Series A	5.00	6-30-2024	950,000	1,091,598
California Municipal Finance Authority Revenue Senior Lien Linxs APM Project Series A	5.00	12-31-2024	750,000	873,345
Los Angeles CA Department of Airports AMT Series B	5.00	5-15-2024	5,000,000	5,785,400
Los Angeles CA Department of Airports AMT Series B	5.00	5-15-2025	6,000,000	7,127,820
Los Angeles CA Department of Airports AMT Series B	5.00	5-15-2026	2,500,000	3,037,900
Los Angeles CA Department of Airports AMT Subordinate Bond Series C	5.00	5-15-2024	4,315,000	4,986,802
Sacramento County CA Airport System Subordinate Refunding Bond AMT Series F	5.00	7-1-2021	2,585,000	2,727,692
Sacramento County CA Airport System Subordinate Refunding Bond AMT Series F	5.00	7-1-2022	2,590,000	2,822,996
Sacramento County CA Airport System Subordinate Refunding Bond AMT Series F	5.00	7-1-2023	2,585,000	2,904,506
Sacramento County CA Airport System Subordinate Refunding Bond AMT Series F	5.00	7-1-2024	1,760,000	2,035,739
San Diego County CA Regional Airport Authority Airport Revenue Refunding Bond AMT Subordinated Series C %%	5.00	7-1-2027	750,000	909,353
San Diego County CA Regional Airport Authority Airport Revenue Refunding Bond AMT Subordinated Series C %%	5.00	7-1-2028	1,000,000	1,229,550
San Diego County CA Regional Airport Authority Airport Revenue Refunding Bond AMT Subordinated Series C %%	5.00	7-1-2029	1,000,000	1,244,400

				37,628,499

Education Revenue: 6.43%
California Infrastructure and Economic Development Bank Revenue Colburn School	1.75	8-1-2055	6,000,000	6,013,980
California Municipal Finance Authority Revenue Anticipation Notes Highlands Community 144A	4.00	8-15-2020	2,000,000	2,020,880
California Municipal Finance Authority Revenue Anticipation Notes River Springs 144A	4.00	8-15-2020	1,000,000	1,010,560
California Educational Facilities Authority Revenue Loma Linda University Series A	5.00	4-1-2024	550,000	635,344
California Educational Facilities Authority Revenue Loma Linda University Series A	5.00	4-1-2026	325,000	395,346
California Municipal Finance Authority California Baptist University Series A 144A	4.00	11-1-2021	400,000	410,884
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	6.00	8-1-2023	580,000	621,511
California Municipal Finance Authority Charter School Revenue John Dams Academics Lincoln 144A	4.00	10-1-2029	420,000	430,391
California Municipal Finance Authority Charter School Revenue Palmdale Aerospace Academy Project Series A 144A	3.88	7-1-2028	1,400,000	1,488,396
California Municipal Finance Authority Revenue Refunding Bond Biola University	5.00	10-1-2027	790,000	974,299
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2021	250,000	265,765
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2022	250,000	274,273
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2023	225,000	254,068
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2024	275,000	318,805

The accompanying notes are an integral part of these financial statements.

Wells Fargo California Limited-Term Tax-Free Fund  |  7

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00%	10-1-2025	$275,000	$326,136
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2026	300,000	362,694
California School Finance Authority Bright Star School Obligation Group 144A	5.00	6-1-2027	1,860,000	1,996,394
California School Finance Authority Classical Academies Project Series A 144A	3.25	10-1-2022	1,950,000	1,974,726
California School Finance Authority Coastal Academy Project Series A 144A	5.00	10-1-2022	200,000	210,992
California School Finance Authority Rocketship Education Series A 144A	5.00	6-1-2021	255,000	259,965
California School Finance Authority Rocketship Education Series A 144A	5.00	6-1-2026	500,000	547,240
California Statewide CDA California Baptist University Series A	5.13	11-1-2023	580,000	622,723
California Statewide CDA School Facilities	5.88	7-1-2022	940,000	988,946
California Statewide Community Refunding Bond California Baptist University Series A 144A	3.00	11-1-2022	1,300,000	1,323,946
University of California Series AK	5.00	5-15-2048	10,000,000	11,345,000

				35,073,264

GO Revenue: 25.01%
Alvord CA Unified School District Election of 2007 Series B (AGM Insured)	6.50	8-1-2020	1,605,000	1,655,044
Bassett CA Unified School District Refunding Bond Series B (BAM Insured)	5.00	8-1-2021	550,000	585,514
Bassett CA Unified School District Refunding Bond Series B (BAM Insured)	5.00	8-1-2023	725,000	824,253
California	5.00	10-1-2021	6,795,000	7,272,349
California	5.00	11-1-2022	2,500,000	2,780,950
California	5.00	10-1-2023	8,400,000	9,630,852
California	5.25	10-1-2022	2,750,000	3,068,615
California Refunding Bond Various Purpose Bidding Group C	5.00	9-1-2027	8,500,000	10,513,820
California Series B	5.00	9-1-2023	10,730,000	12,268,897
California Statewide Refunding Bond Various Purpose	5.00	8-1-2025	3,500,000	4,232,550
California Statewide Series B (1 Month LIBOR +0.76%) ±	1.95	12-1-2031	2,500,000	2,516,550
California Statewide Series E (SIFMA Municipal Swap +0.43%) ±	2.04	12-1-2029	3,050,000	3,060,340
Central California Unified School District Refunding Bond (AGM Insured)	4.00	7-1-2020	500,000	507,705
Central California Unified School District Refunding Bond (AGM Insured)	5.00	7-1-2021	400,000	424,476
Central California Unified School District Refunding Bond (AGM Insured)	5.00	7-1-2022	750,000	826,043
Coachella Valley CA Unified School District (BAM Insured)	4.00	8-1-2020	2,455,000	2,497,447
Coachella Valley CA Unified School District (BAM Insured)	4.00	8-1-2021	2,230,000	2,339,136
Coachella Valley CA Unified School District (BAM Insured)	4.00	8-1-2022	1,000,000	1,077,970
Cotati Rohnert Park CA Unified School District Series B (AGM Insured)	5.00	8-1-2020	2,275,000	2,327,939
Dixon CA Unified School District (AGM Insured)	5.00	8-1-2021	1,210,000	1,288,130
Dixon CA Unified School District (AGM Insured)	5.00	8-1-2022	1,285,000	1,417,496
El Monte CA City School District CAB BAN ¤	0.00	4-1-2023	2,000,000	1,907,260
El Monte CA Union High School Refunding Bond	5.00	6-1-2021	1,315,000	1,390,994
Fowler CA Unified School District School Facilities Improvement District #1 (National Insured)	5.20	7-1-2020	120,000	120,749
Hayward CA Unified School District Certificate of Participation (AGM Insured)	5.00	8-1-2022	500,000	551,420
Hayward CA Unified School District Certificate of Participation (AGM Insured)	5.00	8-1-2023	805,000	918,859
Huntington Beach CA City School District Election of 2002	4.00	8-1-2021	505,000	529,715
Inglewood CA Unified School District Election of 2012 Series B (BAM Insured)	4.00	8-1-2021	320,000	333,754
Inglewood CA Unified School District Election of 2012 Series B (BAM Insured)	4.00	8-1-2022	200,000	213,794
Inglewood CA Unified School District Election of 2012 Series B (BAM Insured)	5.00	8-1-2023	195,000	220,009
Inglewood CA Unified School District Election of 2012 Series B (BAM Insured)	5.00	8-1-2024	150,000	174,051
Inglewood CA Unified School District Election of 2012 Series B (BAM Insured)	5.00	8-1-2025	170,000	202,135
Inglewood CA Unified School District Election of 2012 Series B (BAM Insured)	5.00	8-1-2026	235,000	285,605
La Habra CA School District Refunding Bond	5.00	8-1-2020	1,045,000	1,069,808
La Habra CA School District Refunding Bond	5.00	8-1-2021	805,000	856,979
Los Angeles CA Unified School District Refunding Bond Series D	5.00	7-1-2023	6,180,000	7,016,401
Mount San Antonio Community College District CAB ¤	0.00	4-1-2022	10,000,000	9,723,800

The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo California Limited-Term Tax-Free Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

GO Revenue (continued)
Oak Valley CA Hospital District Refunding Bond Los Angeles County CA RDA	4.00%	7-1-2020	$500,000	$507,455
Oak Valley CA Hospital District Refunding Bond Los Angeles County CA RDA	5.00	7-1-2021	950,000	1,006,668
Oak Valley CA Hospital District Refunding Bond Los Angeles County CA RDA	5.00	7-1-2022	750,000	818,250
Oak Valley CA Hospital District Refunding Bond Los Angeles County CA RDA	5.00	7-1-2023	755,000	850,523
Oakland CA Unified School District Alameda County Election of 2012 Series A	5.00	8-1-2022	750,000	822,690
Oakland CA Unified School District Alameda County Election of 2012 Series A	5.00	8-1-2024	600,000	700,854
Oakland CA Unified School District Refunding Bond	5.00	8-1-2025	1,540,000	1,846,629
Oakland CA Unified School District Refunding Bond	5.00	8-1-2028	2,500,000	3,049,400
Oakland CA Unified School District Refunding Bond Measure B Series B	5.00	8-1-2026	500,000	614,340
Oakland CA Unified School District Refunding Bond Measure J Series C	5.00	8-1-2025	795,000	953,292
Redondo Beach CA Unified School District CAB Election of 2008 Series E ¤	0.00	8-1-2020	460,000	456,780
Riverside CA Community College District Election of 2004 CAB Series D ¤	0.00	8-1-2020	535,000	531,469
Sacramento CA City Unified School Election of 2012 Measure Q Series E	5.00	8-1-2029	1,500,000	1,834,725
Sacramento CA City Unified School Refunding Bond	5.00	7-1-2022	485,000	524,896
Sacramento CA City Unified School Refunding Bond	5.00	7-1-2026	2,430,000	2,557,794
Salinas CA Union High School District CAB ¤##	0.00	8-1-2020	5,000,000	4,942,150
San Gorgonio CA Memorial Healthcare Refunding Bond	5.00	8-1-2021	275,000	290,389
San Gorgonio CA Memorial Healthcare Refunding Bond	5.00	8-1-2022	500,000	542,735
San Gorgonio CA Memorial Healthcare Refunding Bond	5.00	8-1-2023	1,000,000	1,117,090
San Mateo Foster City CA School District	5.00	8-15-2020	2,000,000	2,050,680
Santa Ana CA Unified School District CAB Election of 2008 Series A ¤	0.00	8-1-2020	1,815,000	1,800,952
Sierra Kings CA Health Care Refunding Bond	4.00	8-1-2021	345,000	360,321
Sierra Kings CA Health Care Refunding Bond	4.00	8-1-2022	425,000	454,984
Sierra Kings CA Health Care Refunding Bond	4.00	8-1-2023	405,000	442,685
Sierra Kings CA Health Care Refunding Bond	4.00	8-1-2024	420,000	469,169
SouthWestern Community College District Refunding Bond	5.00	8-1-2020	1,250,000	1,279,675
SouthWestern Community College District Refunding Bond	5.00	8-1-2021	2,710,000	2,884,985
Sweetwater CA Union High School District PFA Refunding Bond (BAM Insured)	5.00	8-1-2021	620,000	657,715
Twin Rivers CA Unified School District Series A (BAM Insured)	5.00	8-1-2020	510,000	521,868
Vacaville CA Unified School District Series C (BAM Insured)	5.00	8-1-2022	675,000	745,511
Vallejo City CA Unified School District Refunding Bond Series A (National Insured)	5.90	2-1-2022	3,905,000	4,249,109

				136,517,192

Health Revenue: 8.32%
California HFFA Catholic Healthcare West Series A	5.25	3-1-2023	4,000,000	4,188,080
California HFFA El Camino Hospital	5.00	2-1-2025	1,000,000	1,195,410
California HFFA Memorial Health Services Series A	5.00	10-1-2023	2,475,000	2,751,458
California HFFA Providence St. Joseph Series B1	1.25	10-1-2036	2,000,000	2,002,200
California HFFA Revenue Kaiser Permanente Series C	5.00	6-1-2041	2,500,000	3,264,700
California HFFA Sutter Health Series A	5.00	11-15-2023	2,500,000	2,885,925
California Municipal Finance Authority Community Medical Centers Series A	5.00	2-1-2023	735,000	819,753
California Municipal Finance Authority Community Medical Centers Series A	5.00	2-1-2024	500,000	574,490
California Municipal Finance Authority Revenue Community Medical Centers Series A	5.00	2-1-2025	1,000,000	1,181,820
California Municipal Finance Authority Revenue Healthright 360 Series A 144A	5.00	11-1-2029	1,170,000	1,365,636
California Municipal Finance Authority Revenue Insured Channing House Project Series A	5.00	5-15-2022	475,000	520,006
California Municipal Finance Authority Revenue Insured Channing House Project Series A	5.00	5-15-2023	925,000	1,048,756
California Municipal Finance Authority Revenue Insured Paradise Valley Estates Project Series B1	2.25	7-1-2025	2,200,000	2,217,006
California Municipal Finance Authority Revenue Insured Paradise Valley Estates Project Series B2	2.00	7-1-2024	2,500,000	2,518,675
California Municipal Finance Authority Revenue Refunding Bond Community Medical Centers Series A	5.00	2-1-2022	1,000,000	1,079,210

The accompanying notes are an integral part of these financial statements.

Wells Fargo California Limited-Term Tax-Free Fund  |  9

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Health Revenue (continued)
California Municipal Finance Authority Revenue Refunding Bond Eisenhower Medical Center Series A	5.00%	7-1-2027	$1,650,000	$2,006,120
California Municipal Finance Authority Revenue Refunding Bond Eisenhower Medical Center Series A	5.00	7-1-2029	400,000	481,700
California Municipal Finance Authority Revenue Refunding Bond Humangood Obligation Group	4.00	10-1-2029	1,000,000	1,135,410
California Statewide CDA Adventist Health Systems West Series A	5.00	3-1-2024	800,000	927,480
California Statewide CDA Health Facilities Catholic Series F (AGM Insured) (m)	1.67	7-1-2040	1,000,000	1,000,000
California Statewide CDA Henry Mayo Newhall Memorial Hospital Series A (AGM Insured)	5.00	10-1-2021	500,000	532,245
California Statewide CDA Henry Mayo Newhall Memorial Hospital Series A (AGM Insured)	5.00	10-1-2022	395,000	435,037
California Statewide CDA Henry Mayo Newhall Memorial Hospital Series A (AGM Insured)	5.00	10-1-2023	500,000	567,730
California Statewide CDA Huntington Memorial Hospital	5.00	7-1-2025	500,000	593,015
California Statewide CDA Huntington Memorial Hospital	5.00	7-1-2026	500,000	606,235
California Statewide CDA Insured Viamonte Senior Living 1 Project	3.00	7-1-2025	3,000,000	3,053,400
California Statewide CDA Revenue Loma Linda University Medical Center Series A 144A	5.00	12-1-2026	250,000	293,285
California Statewide CDA Revenue Loma Linda University Medical Center Series A 144A	5.00	12-1-2027	300,000	356,493
California Statewide CDA Revenue Loma Linda University Medical Center Series A 144A	5.00	12-1-2028	250,000	298,933
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2020	250,000	256,915
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2021	275,000	291,660
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2022	375,000	409,868
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2023	300,000	336,828
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2024	300,000	345,243
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2025	330,000	387,895
San Buenaventura CA Community Mental Health System	6.50	12-1-2021	2,585,000	2,817,211
Washington Township CA Health Care District Revenue Refunding Bond Series A	5.00	7-1-2023	600,000	672,636

				45,418,464

Housing Revenue: 8.24%
California Department of Veterans Affairs Home Purchase Series A	3.50	12-1-2021	855,000	884,241
California HFA Home Mortgage Series A (GNMA/FNMA/FHLMC Insured)	3.75	8-1-2020	300,000	300,627
California HFA Municipal Certificates Series 2 Class A	4.00	3-20-2033	4,000,000	4,574,200
California Independent Cities Finance Authority Mobile Home Park Revenue Refunding Bond Union City Tropics	4.25	5-15-2024	745,000	819,701
California Municipal Finance Authority Housing Revenue Dino Papavero Apartments Project	1.50	6-1-2022	10,000,000	10,006,800
California Municipal Finance Authority MFHR Hollywood El Centro Series A	1.40	11-1-2021	1,750,000	1,752,048
California Municipal Finance Authority MFHR 1 Church Street Series B	2.19	9-1-2021	10,000,000	10,060,200
California Municipal Finance Authority Peppertree Senior Apartments Series A (FHLMC Insured, FHLMC LIQ)	2.80	6-1-2023	2,500,000	2,631,275
California Municipal Finance Authority Student Housing Davis I LLC West Village Student Housing Project	5.00	5-15-2024	1,200,000	1,385,724

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo California Limited-Term Tax-Free Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Housing Revenue (continued)
California Municipal Finance Authority Student Housing Davis I LLC West Village Student Housing Project	5.00%	5-15-2025	$3,435,000	$4,061,132
California Municipal Finance Authority Village Grove Apartments Series A (FHLMC Insured, FHLMC LIQ)	3.10	12-1-2021	1,000,000	1,032,490
California Statewide CDA College Housing Revenue Bonds 144A	5.00	7-1-2024	500,000	542,450
California Statewide CDA Revenue Lancer Educational Student Housing Project Series A 144A	3.00	6-1-2029	750,000	776,033
Federal Home Loan Mortgage Corporation MFHR Various Cerficates Relating To Municipal Securites Series M 057 Class A	2.40	10-15-2029	6,000,000	6,164,160

				44,991,081

Industrial Development Revenue: 1.63%
California Municipal Finance Authority Special Facility Revenue United Airlines Incorporated	4.00	7-15-2029	3,000,000	3,409,770
California PCFA AMT Calplant Project I 144A	7.00	7-1-2022	500,000	501,865
California PCFA AMT Calplant Project I 144A	7.50	7-1-2032	1,500,000	1,485,090
San Francisco CA City and County Airports Commission International Airport Revenue AMT Special Facilities Lease SFO Fuel Company Series 2019A	5.00	1-1-2025	3,000,000	3,509,100

				8,905,825

Miscellaneous Revenue: 12.69%
Alameda County CA Joint Powers Authority Multiple Capital Projects Series A	5.00	12-1-2021	1,000,000	1,078,100
Brentwood CA Infrastructure Financing Authority Subordinate Bond Series B	4.00	9-2-2021	1,135,000	1,189,105
California	5.00	9-1-2022	2,240,000	2,477,082
California Infrastructure & Economic Development Bank Refunding Bond California Academy of Sciences Project Series C (1 Month LIBOR +0.38%) ±	1.63	8-1-2047	4,000,000	3,996,440
California Public Works Board Capital Project Series G	5.00	11-1-2020	3,000,000	3,099,150
California Public Works Board Department of Corrections & Rehabilitation Series C	5.00	10-1-2022	1,500,000	1,661,925
California Public Works Board Judicial Council Projects Series B	5.00	10-1-2022	500,000	553,975
California Public Works Board Various Capital Projects Series I	5.00	11-1-2020	1,250,000	1,291,313
California Statewide CDA Refunding Bond (AGM Insured)	5.00	11-15-2020	210,000	217,470
California Statewide CDA Refunding Bond (AGM Insured)	5.00	11-15-2021	200,000	215,260
California Statewide CDA Refunding Bond (AGM Insured)	5.00	11-15-2022	200,000	222,300
California Statewide Community Monterey County Savers Bond (BAM Insured)	5.00	8-1-2027	2,185,000	2,708,242
Chula Vista CA Certificate of Participation Refunding Bond Police Facility Project	5.00	10-1-2021	720,000	770,969
Compton CA PFA Lease 144A	4.00	9-1-2022	1,530,000	1,563,339
Compton CA PFA Refunding Bond 144A	4.00	9-1-2027	2,000,000	2,057,340
Desert Sands CA Unified School District Certificate of Participation (BAM Insured)	5.00	3-1-2024	1,500,000	1,748,355
Golden Empire School California Financing Authority Refunding Bond Kern High School District	5.00	5-1-2021	1,000,000	1,052,340
Inglewood CA Unified School District School Facilities Authority (AGM Insured)	5.25	10-15-2023	8,670,000	9,688,378
Irvine CA Limited Obligation Improvement Bonds Reassessment District #15-2	5.00	9-2-2023	800,000	896,880
Irvine CA Limited Obligation Improvement Bonds Reassessment District #15-2	5.00	9-2-2024	850,000	976,676
Lodi CA PFA Electric Refunding Bond (AGM Insured)	5.00	9-1-2024	1,100,000	1,294,612
Los Angeles CA Public Works Series D	5.00	12-1-2027	1,605,000	1,957,281
Los Angeles CA Unified School District Certificate of Participation Headquarters Building Projects Series B	5.00	10-1-2025	1,875,000	2,062,388
Los Angeles County CA Public Works Multiple Capital Projects II	5.00	8-1-2020	500,000	511,695
Mountain HFA California Utility System Revenue Series A	5.00	12-1-2029	520,000	653,947
Mountain HFA California Utility System Revenue Series A	5.00	12-1-2030	710,000	883,971
Mountain HFA California Utility System Revenue Series A	5.00	12-1-2031	745,000	920,701
Norwalk CA Community Facilities Financing Series A (AGM Insured)	4.00	6-1-2020	350,000	354,484

The accompanying notes are an integral part of these financial statements.

Wells Fargo California Limited-Term Tax-Free Fund  |  11

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Miscellaneous Revenue (continued)
Norwalk CA Community Facilities Financing Series B (AGM Insured)	4.00%	6-1-2020	$650,000	$658,327
Palo Alto CA Improvement Bond Act of 1915 University Area Off-Street Parking Assessment District	4.00	9-2-2021	450,000	471,605
Riverside County CA Public Financing County Facilities Projects	4.00	5-1-2020	795,000	803,014
Sacramento CA City Financing Refunding Bond Master Lease Program Facilities (BAM Insured)	5.00	12-1-2022	800,000	893,256
Sacramento CA City Schools Joint Powers Financing Authority Series A (BAM Insured)	5.00	3-1-2020	1,185,000	1,192,418
Sacramento CA City Schools Joint Powers Financing Authority Series A (BAM Insured)	5.00	3-1-2021	830,000	867,333
Sacramento CA City Schools Joint Powers Financing Authority Series A (BAM Insured)	5.00	3-1-2022	775,000	839,511
Sacramento CA City Schools Joint Powers Financing Authority Series A (BAM Insured)	5.00	3-1-2023	815,000	912,759
Santa Clara County CA Financing Authority Capital Projects Series A	4.00	2-1-2024	6,000,000	6,367,680
Santa Cruz County CA Capital Financing Public Facilities Project (AGM Insured)	4.00	8-1-2020	150,000	152,630
Santa Cruz County CA Capital Financing Public Facilities Project (AGM Insured)	5.00	8-1-2021	125,000	132,909
Santa Cruz County CA Capital Financing Public Facilities Project (AGM Insured)	5.00	8-1-2022	165,000	181,612
Santa Paula CA Utility Authority Water Revenue (AGM Insured)	5.00	2-1-2025	925,000	1,097,688
Soledad CA Unified School District BAN ¤	0.00	8-1-2021	3,000,000	2,934,180
Sutter Butte CA Flood Agency Assessment (BAM Insured)	5.00	10-1-2023	1,280,000	1,460,954
Sutter Butte CA Flood Agency Assessment (BAM Insured)	5.00	10-1-2024	715,000	839,646
Sutter Butte CA Flood Agency Assessment (BAM Insured)	5.00	10-1-2025	1,575,000	1,895,686
Ventura County CA PFA Series B	5.00	11-1-2020	250,000	258,558
Visalia CA Certificate of Participation (AGM Insured)	4.00	12-1-2020	250,000	257,015
Visalia CA Certificate of Participation (AGM Insured)	4.00	12-1-2021	250,000	264,650
Visalia CA Certificate of Participation (AGM Insured)	5.00	12-1-2022	335,000	374,151
West Sacramento CA Flood Control Agency	5.00	9-1-2020	290,000	297,874

				69,257,174

Tax Revenue: 17.58%
California School Infrastructure Financing Agency Refunding Bond (AGM Insured)	5.00	9-1-2021	1,300,000	1,388,335
California Statewide Community Facilities District #2015-01	5.00	9-1-2027	500,000	565,135
Carson CA RDA Project Area #1 Series A (AGM Insured)	5.00	10-1-2020	775,000	797,514
Carson CA RDA Project Area #1 Series A (AGM Insured)	5.00	10-1-2021	855,000	912,901
Carson CA RDA Project Area #1 Series A (AGM Insured)	5.00	10-1-2022	600,000	665,292
Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A	5.00	8-1-2020	2,295,000	2,345,857
Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A	5.00	8-1-2021	2,425,000	2,575,277
Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A	5.00	8-1-2022	2,550,000	2,801,940
Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A	5.00	8-1-2023	1,735,000	1,970,561
Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A (AGM Insured)	5.00	8-1-2024	1,770,000	2,066,652
Chino CA PFA Local Agency Series A (AGM Insured)	5.00	9-1-2022	1,830,000	2,021,638
Chino CA PFA Local Agency Series A (AGM Insured)	5.00	9-1-2024	660,000	778,411
Commerce CA RDA CAB Project #1 ¤	0.00	8-1-2021	600,000	567,036
Commerce CA Successor Agency to the Community Development Commission Refunding Bond Series A (AGM Insured)	5.00	8-1-2023	600,000	681,006
Dinuba CA RDA Successor Agency to Merged City Project #2 (BAM Insured)	5.00	9-1-2021	250,000	266,173
Dinuba CA RDA Successor Agency to Merged City Project #2 (BAM Insured)	5.00	9-1-2022	250,000	275,833
Fairfield CA RDA Successor Agency Tax Allocation Refunding Bond	5.00	8-1-2020	1,000,000	1,023,740
Fairfield CA RDA Successor Agency Tax Allocation Refunding Bond	5.00	8-1-2021	3,170,000	3,374,687
Fairfield CA RDA Successor Agency Tax Allocation Refunding Bond	5.00	8-1-2022	2,395,000	2,640,655
Fairfield CA RDA Successor Agency Tax Allocation Refunding Bond	5.00	8-1-2023	1,025,000	1,168,808
Fremont CA Community Facilities District	5.00	9-1-2024	1,000,000	1,140,650
Garden Grove CA Agency Community Refunding Bond Garden Grove Community Project (BAM Insured)	4.00	10-1-2021	770,000	811,626

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo California Limited-Term Tax-Free Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Tax Revenue (continued)
Garden Grove CA Agency Community Refunding Bond Garden Grove Community Project (BAM Insured)	5.00%	10-1-2022	$3,015,000	$3,339,625
Imperial Beach CA RDA Palm Avenue Commercial Redevelopment Project (BAM Insured)	4.00	6-1-2020	775,000	784,633
Inglewood CA Redevelopment Subordinate Refunding Bond Lien Merged Redevelopment Project (BAM Insured)	5.00	5-1-2025	1,000,000	1,191,890
Irwindale CA CDA City Industrial Development Project (AGM Insured)	5.00	7-15-2020	320,000	327,014
Irwindale CA CDA City Industrial Development Project (AGM Insured)	5.00	7-15-2021	340,000	361,342
Irwindale CA CDA City Industrial Development Project (AGM Insured)	5.00	7-15-2022	365,000	402,186
Irwindale CA CDA City Industrial Development Project (AGM Insured)	5.00	7-15-2023	375,000	426,990
Jurupa CA PFA Series A	5.00	9-1-2020	750,000	769,605
La Quinta CA RDA Project Areas #1 & 2 Series A	5.00	9-1-2020	1,045,000	1,073,027
La Quinta CA RDA Project Areas #1 & 2 Series A	5.00	9-1-2021	565,000	603,296
La Quinta CA RDA Project Areas #1 & 2 Series A	5.00	9-1-2022	615,000	681,119
Lancaster CA RDA Refunding Bond Combined Redevelopment Project Areas (AGM Insured)	5.00	8-1-2024	870,000	1,019,205
Lancaster CA RDA Refunding Bond Combined Redevelopment Project Areas (AGM Insured)	5.00	8-1-2029	400,000	486,748
Lincoln CA Special Tax Refunding Bond Community Facilities District #2003-1 Lincoln Crossing Project	4.00	9-1-2024	600,000	676,050
Lincoln CA Special Tax Refunding Bond Community Facilities District #2003-1 Lincoln Crossing Project	5.00	9-1-2025	550,000	662,921
Menifee CA Union School District Public Series A	4.00	9-1-2022	540,000	576,369
Oakdale CA Successor Agency to Oakdale Community RDA Series A (AGM Insured)	5.00	6-1-2027	350,000	428,999
Orange County CA Community Facilities #2015-1 Esencia Village Series A	5.00	8-15-2023	365,000	406,121
Orange County CA Community Facilities #2015-1 Esencia Village Series A	5.00	8-15-2025	325,000	379,558
Orange County CA Development Agency Santa Ana Heights Project	5.00	3-1-2020	1,110,000	1,117,071
Orange County CA Development Agency Santa Ana Heights Project	5.00	9-1-2020	1,140,000	1,169,800
Palmdale CA Special Tax Refunding Bond Improvement Area A Community Facilities (AGM Insured)	5.00	9-1-2027	280,000	352,330
Pittsburg CA Successor Agency of Los Medanos Community Development (AGM Insured)	5.00	8-1-2021	1,885,000	2,003,944
Pittsburg CA Successor Agency of Los Medanos Community Development (AGM Insured)	5.00	8-1-2022	1,305,000	1,438,502
Pittsburg CA Successor Agency of Los Medanos Community Development (AGM Insured)	5.00	8-1-2023	780,000	888,849
Placentia CA RDA Project (BAM Insured)	5.00	8-1-2020	600,000	614,244
Poway CA Unified School District PFA	4.00	9-15-2020	335,000	342,300
Poway CA Unified School District PFA (BAM Insured)	4.00	10-1-2020	300,000	306,948
Poway CA Unified School District PFA (BAM Insured)	4.00	10-1-2021	185,000	195,001
Poway CA Unified School District PFA Series B (BAM Insured)	5.00	9-1-2024	1,115,000	1,318,398
Poway CA Unified School District PFA Series B (BAM Insured)	5.00	9-1-2025	775,000	943,594
Rialto CA RDA Successor Agency to Merged Project Area	5.00	9-1-2022	475,000	525,141
Riverside CA PFA Local Measure Certificate of Participation Riverside Pavement Rehabilitation Project (AGM Insured)	5.00	6-1-2023	845,000	959,793
Riverside County CA PFA Indian Wells Project Series A (AGM Insured)	5.00	9-1-2020	1,610,000	1,652,311
Roseville CA Finance Authority Special Refunding Bond Series A	5.00	9-1-2023	400,000	458,456
Roseville CA Finance Authority Special Refunding Bond Series A	5.00	9-1-2029	300,000	379,227
Roseville CA Special Tax Refunding Bond Community Facilities District	5.00	9-1-2020	1,050,000	1,074,717
Roseville CA Special Tax Refunding Bond Community Facilities District	5.00	9-1-2021	500,000	528,960
Roseville CA Special Tax Refunding Bond Fiddyment Ranch Community	5.00	9-1-2024	1,905,000	2,178,558
Roseville CA Special Tax Refunding Bond Fiddyment Ranch Community	5.00	9-1-2029	1,595,000	1,930,221
San Francisco CA City & County RDA Successor Agency to Community Facilities District #6 Mission Bay South Series A	5.00	8-1-2025	1,600,000	1,735,968

The accompanying notes are an integral part of these financial statements.

Wells Fargo California Limited-Term Tax-Free Fund  |  13

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Tax Revenue (continued)
San Francisco CA City & County RDA Successor Agency to Mission Bay South Redevelopment Project Series A	5.00%	8-1-2020	$500,000	$511,430
San Francisco CA City & County RDA Successor Agency to Mission Bay South Redevelopment Project Series A	5.00	8-1-2022	375,000	412,151
San Francisco CA City & County RDA Successor Agency to Mission Bay South Redevelopment Project Subordinate Bond Series D 144A	3.00	8-1-2021	2,555,000	2,601,271
San Jose CA Convention Center Expansion & Renovation Project	5.25	5-1-2023	1,465,000	1,545,092
San Jose CA RDA Tax Refunding Bond Merged Area Redevelopment Project Series A-1	5.00	8-1-2022	800,000	818,944
San Marcos CA Unified School District Community Facilities District #5 (BAM Insured)	5.00	9-1-2020	220,000	225,973
San Marcos CA Unified School District Community Facilities District #5 (BAM Insured)	5.00	9-1-2021	270,000	288,347
San Marcos CA Unified School District Community Facilities District #5 (BAM Insured)	5.00	9-1-2022	250,000	276,598
San Pablo CA RDA Series B (AGM Insured)	5.00	6-15-2021	1,775,000	1,874,560
San Pablo CA RDA Series B (AGM Insured)	5.00	6-15-2022	1,865,000	2,041,671
San Pablo CA RDA Series B (AGM Insured)	5.00	6-15-2023	1,945,000	2,197,947
Santa Cruz County CA Redevelopment Successor Agency Tax Allocation Refunding Bond (BAM Insured)	5.00	9-1-2020	1,000,000	1,026,750
Stockton CA RDA Refunding Bond Series A (AGM Insured)	5.00	9-1-2025	1,675,000	2,017,889
Successor Agency to the Morgan Hill CA RDA Series A	5.00	9-1-2021	1,055,000	1,126,687
Successor Agency to the Richmond CA Community RDA Series A (BAM Insured)	4.50	9-1-2025	160,000	181,810
Successor Agency to the Richmond CA Community RDA Series A (BAM Insured)	5.00	9-1-2021	310,000	329,843
Successor Agency to the Richmond CA Community RDA Series A (BAM Insured)	5.00	9-1-2022	300,000	330,666
Successor Agency to the Richmond CA Community RDA Series A (BAM Insured)	5.00	9-1-2023	265,000	301,366
Successor Agency to the Richmond CA Community RDA Series A (BAM Insured)	5.00	9-1-2025	150,000	173,373
Successor Agency to the Riverside County CA RDA Desert Communities Project Area Series D	5.00	10-1-2022	445,000	492,143
Successor Agency to the Riverside County CA RDA Desert Communities Project Area Series D	5.00	10-1-2023	470,000	537,191
Successor Agency to the Riverside County CA RDA Project Area #1 Series A	5.00	10-1-2022	240,000	265,426
Successor Agency to the Riverside County CA RDA Project Area #1 Series A	5.00	10-1-2023	460,000	525,762
Tracy CA Community Facilities District	4.00	9-1-2021	140,000	145,179
Tracy CA Community Facilities District	4.00	9-1-2022	180,000	189,774
Tracy CA Community Facilities District	4.00	9-1-2024	135,000	146,943
Tracy CA Community Facilities District	4.00	9-1-2025	155,000	171,112
Tracy CA Community Facilities District	5.00	9-1-2028	425,000	504,743
Tustin CA Community Facilities District #6-1 Legacy Columbus Villages Series A	5.00	9-1-2025	1,000,000	1,202,890
Upland CA Successor Agency to Merged Project Tax Allocation Bond (AGM Insured)	5.00	9-1-2023	1,000,000	1,139,930
Vacaville CA RDA Tax Allocation Subordinate Refunding Bond Redevelopment Projects	5.00	9-1-2020	600,000	615,972
Vacaville CA RDA Tax Allocation Subordinate Refunding Bond Redevelopment Projects	5.00	9-1-2021	600,000	639,948
Vacaville CA RDA Tax Allocation Subordinate Refunding Bond Redevelopment Projects	5.00	9-1-2022	1,050,000	1,158,791
Val Verde CA Unified School District (BAM Insured)	4.00	10-1-2020	350,000	357,924
Val Verde CA Unified School District (BAM Insured)	4.00	10-1-2021	375,000	393,334
Val Verde CA Unified School District (BAM Insured)	5.00	10-1-2022	665,000	733,548
Yuba City CA RDA Refunding Bond (AGM Insured)	5.00	9-1-2025	750,000	906,270

				95,960,006

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo California Limited-Term Tax-Free Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tobacco Revenue: 0.74%
Golden State Tobacco Securitization Corporation Tobacco Settlement Refunding Bond Series A1	5.00%	6-1-2026	$3,000,000	$3,544,020
Tobacco Securitization Authority Southern CA Tobacco Settlement Revenue Refunding Bond Asset Backed Senior Series B1 Class 2	2.25	6-1-2029	500,000	508,040

				4,052,060

Utilities Revenue: 2.22%
Modesto CA Irrigation District Electric Refunding Bond Series A	5.00	7-1-2020	500,000	510,240
Southern California Public Power Authority Refunding Bond Canyon Power Project Series A	2.25	7-1-2040	6,000,000	6,049,200
Southern California Public Power Authority Refunding Bond Canyon Power Project Series A	5.00	7-1-2027	1,000,000	1,058,560
Southern California Public Power Authority Refunding Bond Canyon Power Project Series B (SIFMA Municipal Swap +0.25%) ±	1.86	7-1-2040	4,000,000	4,000,160
Walnut CA Energy Center Authority Refunding Bond Series A	5.00	1-1-2021	500,000	520,400

				12,138,560

Water & Sewer Revenue: 3.58%
Eastern California Municipal Water District Refunding Bond Series C (SIFMA Municipal Swap +0.25%) ±	1.86	7-1-2046	3,000,000	2,999,070
Florin CA Resource Conservation District Series A (National Insured)	5.00	9-1-2020	1,000,000	1,026,140
Florin CA Resource Conservation District Series A (National Insured)	5.00	9-1-2021	1,250,000	1,331,725
Florin CA Resource Conservation District Series A (National Insured)	5.00	9-1-2022	1,250,000	1,376,738
Goleta CA Water District Certificate of Participation Series A (AGM Insured)	5.00	12-1-2020	140,000	145,065
Oxnard CA Financing Authority Refunding Bond (AGM Insured)	5.00	6-1-2021	735,000	776,726
San Francisco City & County CA Public Utilities Commisison Series C Green Bond	2.13	10-1-2048	10,000,000	10,293,800
San Luis & Delta-Mendota CA Water Authority Delta Habitat Conservation & Conveyance Program Development Project Series A (BAM Insured)	5.00	3-1-2020	100,000	100,662
Vallejo CA Refunding Bond (National Insured)	5.00	5-1-2021	1,500,000	1,504,215

				19,554,141

				509,496,266

Guam: 1.04%

Airport Revenue: 0.27%
Guam Port Authority AMT Series B	5.00	7-1-2023	540,000	598,547
Guam Port Authority AMT Series B	5.00	7-1-2024	750,000	851,723

				1,450,270

Miscellaneous Revenue: 0.77%
Guam Education Financing Foundation Certificate of Participation Refunding Bond Series A	5.00	10-1-2023	3,840,000	4,226,842

				5,677,112

Illinois: 2.53%

Miscellaneous Revenue: 2.07%
Illinois Series D	5.00	11-1-2025	10,000,000	11,293,500

The accompanying notes are an integral part of these financial statements.

Wells Fargo California Limited-Term Tax-Free Fund  |  15

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax Revenue: 0.46%
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B	5.00%	12-15-2025	$650,000	$742,281
Sales Tax Securitization Corporation Series 2017A	5.00	1-1-2026	1,500,000	1,749,690

				2,491,971

				13,785,471

New York: 1.26%

Industrial Development Revenue: 1.08%
New York Transportation Development Corporation Special Facilities Revenue Delta Air Lines Incorporated LaGuardia Airport Terminals C&D Redevelopment	5.00	1-1-2026	5,000,000	5,894,900

Water & Sewer Revenue: 0.18%
New York NY Municipal Water Finance Adjusted Fiscal Subordinated Bond Series B2 (State Street Bank & Trust Company SPA) ø	1.66	6-15-2045	1,000,000	1,000,000

				6,894,900

Texas: 1.47%

Resource Recovery Revenue: 1.47%
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series B ø	1.70	4-1-2040	8,045,000	8,045,000

Total Municipal Obligations (Cost $526,748,471)				543,898,749

	Yield		Shares
Short-Term Investments: 0.12%

Investment Companies: 0.12%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)##	1.45		657,492	657,755

Total Short-Term Investments (Cost $657,755)				657,755

Total investments in securities (Cost $527,406,226)	99.75%	544,556,504

Other assets and liabilities, net	0.25	1,383,629

Total net assets	100.00%	$545,940,133

%%	The security is purchased on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
##	All or a portion of this security is segregated for when-issued securities.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo California Limited-Term Tax-Free Fund

Portfolio of investments—December 31, 2019 (unaudited)

Abbreviations:

AGM	Assured Guaranty Municipal

AMT	Alternative minimum tax

BAM	Build America Mutual Assurance Company

BAN	Bond anticipation notes

CAB	Capital appreciation bond

CDA	Community Development Authority

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General obligation

HFA	Housing Finance Authority

HFFA	Health Facilities Financing Authority

LIBOR	London Interbank Offered Rate

LIQ	Liquidity agreement

MFHR	Multifamily housing revenue

National	National Public Finance Guarantee Corporation

PCFA	Pollution Control Financing Authority

PFA	Public Finance Authority

RDA	Redevelopment Authority

SIFMA	Securities Industry and Financial Markets Association

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	398,366	95,338,890	(95,079,764)	657,492	$(231)	$0	$16,272	$657,755	0.12%

The accompanying notes are an integral part of these financial statements.

Wells Fargo California Limited-Term Tax-Free Fund  |  17

Statement of assets and liabilities—December 31, 2019 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $526,748,471)	$543,898,749
Investments in affiliated securities, at value (cost $657,755)	657,755
Receivable for investments sold	270,078
Receivable for Fund shares sold	218,306
Receivable for interest	6,060,347
Prepaid expenses and other assets	4,156

Total assets	551,109,391

Liabilities
Payable for investments purchased	3,349,405
Payable for Fund shares redeemed	1,220,507
Management fee payable	167,368
Dividends payable	291,860
Administration fees payable	49,215
Distribution fee payable	10,454
Trustees’ fees and expenses payable	4,225
Accrued expenses and other liabilities	76,224

Total liabilities	5,169,258

Total net assets	$545,940,133

Net assets consist of
Paid-in capital	$535,941,915
Total distributable earnings	9,998,218

Total net assets	$545,940,133

Computation of net asset value and offering price per share
Net assets – Class A	$111,376,085
Shares outstanding – Class A1	10,339,242
Net asset value per share – Class A	$10.77
Maximum offering price per share – Class A2	$10.99
Net assets – Class C	$15,696,302
Shares outstanding – Class C1	1,457,356
Net asset value per share – Class C	$10.77
Net assets – Administrator Class	$85,647,315
Shares outstanding – Administrator Class[1]	8,073,641
Net asset value per share – Administrator Class	$10.61
Net assets – Institutional Class	$333,220,431
Shares outstanding – Institutional Class[1]	31,430,566
Net asset value per share – Institutional Class	$10.60

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo California Limited-Term Tax-Free Fund

Statement of operations—six months ended December 31, 2019 (unaudited)

Investment income
Interest	$7,179,512
Income from affiliated securities	16,272

Total investment income	7,195,784

Expenses
Management fee	1,127,089
Administration fees
Class A	87,951
Class C	14,181
Administrator Class	54,719
Institutional Class	132,125
Shareholder servicing fees
Class A	137,423
Class C	22,158
Administrator Class	136,797
Distribution fee
Class C	66,456
Custody and accounting fees	7,130
Professional fees	23,033
Registration fees	45,908
Shareholder report expenses	15,229
Trustees’ fees and expenses	10,804
Other fees and expenses	7,622

Total expenses	1,888,625
Less: Fee waivers and/or expense reimbursements
Fund-level	(64,277)
Class A	(7,938)
Class C	(1,190)
Administrator Class	(84,334)

Net expenses	1,730,886

Net investment income	5,464,898

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	138,721
Affiliated securities	(231)

Net realized gains on investments	138,490
Net change in unrealized gains (losses) on investments	428,811

Net realized and unrealized gains (losses) on investments	567,301

Net increase in net assets resulting from operations	$6,032,199

The accompanying notes are an integral part of these financial statements.

Wells Fargo California Limited-Term Tax-Free Fund  |  19

Statement of changes in net assets

	Six months ended December 31, 2019 (unaudited)		Year ended June 30, 2019

Operations
Net investment income		$5,464,898		$11,668,055
Net realized gains (losses) on investments		138,490		(373,415)
Net change in unrealized gains (losses) on investments		428,811		7,937,606

Net increase in net assets resulting from operations		6,032,199		19,232,246

Distributions to shareholders from net investment income and net realized gains
Class A		(955,393)		(2,134,113)
Class C		(87,472)		(259,977)
Administrator Class		(1,061,340)		(2,322,335)
Institutional Class		(3,364,766)		(6,949,628)

Total distributions to shareholders		(5,468,971)		(11,666,053)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,481,196	15,979,892	1,420,606	15,083,751
Class C	72,234	780,143	57,265	608,051
Administrator Class	1,608,937	17,090,371	3,778,231	39,543,664
Institutional Class	7,010,381	74,419,994	18,976,610	198,518,558

		108,270,400		253,754,024

Reinvestment of distributions
Class A	80,605	869,238	174,915	1,858,738
Class C	7,447	80,325	22,692	240,998
Administrator Class	99,328	1,054,971	221,324	2,316,258
Institutional Class	163,607	1,736,530	318,708	3,334,607

		3,741,064		7,750,601

Payment for shares redeemed
Class A	(680,466)	(7,335,810)	(3,417,410)	(36,369,774)
Class C	(474,786)	(5,123,189)	(760,735)	(8,078,258)
Administrator Class	(3,872,896)	(41,077,732)	(6,547,996)	(68,431,582)
Institutional Class	(6,175,905)	(65,548,398)	(20,085,267)	(209,818,936)

		(119,085,129)		(322,698,550)

Net decrease in net assets resulting from capital share transactions		(7,073,665)		(61,193,925)

Total decrease in net assets		(6,510,437)		(53,627,732)

Net assets
Beginning of period		552,450,570		606,078,302

End of period		$545,940,133		$552,450,570

The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo California Limited-Term Tax-Free Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2019 (unaudited)	Year ended June 30
CLASS A		2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.76	$10.61	$10.79	$11.04	$10.83	$10.86
Net investment income	0.09	0.20	0.19	0.18	0.17	0.16
Net realized and unrealized gains (losses) on investments	0.01	0.15	(0.18)	(0.25)	0.21	(0.03)

Total from investment operations	0.10	0.35	0.01	(0.07)	0.38	0.13
Distributions to shareholders from
Net investment income	(0.09)	(0.20)	(0.19)	(0.18)	(0.17)	(0.16)
Net asset value, end of period	$10.77	$10.76	$10.61	$10.79	$11.04	$10.83
Total return[1]	0.97%	3.33%	0.05%	(0.64)%	3.54%	1.22%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.85%	0.84%	0.83%	0.83%	0.82%
Net expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	1.74%	1.87%	1.73%	1.65%	1.56%	1.49%
Supplemental data
Portfolio turnover rate	11%	11%	45%	21%	21%	31%
Net assets, end of period (000s omitted)	$111,376	$101,765	$119,657	$148,933	$196,629	$198,402

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo California Limited-Term Tax-Free Fund  |  21

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2019 (unaudited)	Year ended June 30
CLASS C		2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.76	$10.61	$10.79	$11.04	$10.83	$10.86
Net investment income	0.05 [1]	0.12	0.11	0.10	0.09	0.08
Net realized and unrealized gains (losses) on investments	0.01	0.15	(0.18)	(0.25)	0.21	(0.03)

Total from investment operations	0.06	0.27	(0.07)	(0.15)	0.30	0.05
Distributions to shareholders from
Net investment income	(0.05)	(0.12)	(0.11)	(0.10)	(0.09)	(0.08)
Net asset value, end of period	$10.77	$10.76	$10.61	$10.79	$11.04	$10.83
Total return[2]	0.59%	2.56%	(0.70)%	(1.38)%	2.76%	0.47%
Ratios to average net assets (annualized)
Gross expenses	1.60%	1.60%	1.59%	1.58%	1.58%	1.57%
Net expenses	1.55%	1.55%	1.55%	1.55%	1.55%	1.55%
Net investment income	0.99%	1.12%	0.98%	0.90%	0.81%	0.74%
Supplemental data
Portfolio turnover rate	11%	11%	45%	21%	21%	31%
Net assets, end of period (000s omitted)	$15,696	$19,929	$26,868	$34,113	$40,098	$33,996

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22  |  Wells Fargo California Limited-Term Tax-Free Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2019 (unaudited)	Year ended June 30
ADMINISTRATOR CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.60	$10.45	$10.63	$10.87	$10.66	$10.70
Net investment income	0.10 [1]	0.22	0.20 [1]	0.20	0.19	0.18
Net realized and unrealized gains (losses) on investments	0.01	0.15	(0.18)	(0.24)	0.21	(0.04)

Total from investment operations	0.11	0.37	0.02	(0.04)	0.40	0.14
Distributions to shareholders from
Net investment income	(0.10)	(0.22)	(0.20)	(0.20)	(0.19)	(0.18)
Net asset value, end of period	$10.61	$10.60	$10.45	$10.63	$10.87	$10.66
Total return[2]	1.07%	3.56%	0.23%	(0.38)%	3.78%	1.33%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.79%	0.78%	0.77%	0.77%	0.76%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	1.94%	2.07%	1.93%	1.84%	1.75%	1.69%
Supplemental data
Portfolio turnover rate	11%	11%	45%	21%	21%	31%
Net assets, end of period (000s omitted)	$85,647	$108,484	$133,581	$162,747	$226,581	$309,120

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo California Limited-Term Tax-Free Fund  |  23

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2019 (unaudited)	Year ended June 30
INSTITUTIONAL CLASS		2019	2018	2017	2016	2015[1]
Net asset value, beginning of period	$10.59	$10.44	$10.62	$10.86	$10.66	$10.75
Net investment income	0.11	0.23	0.21	0.21	0.20	0.13
Net realized and unrealized gains (losses) on investments	0.01	0.15	(0.18)	(0.24)	0.20	(0.09)

Total from investment operations	0.12	0.38	0.03	(0.03)	0.40	0.04
Distributions to shareholders from
Net investment income	(0.11)	(0.23)	(0.21)	(0.21)	(0.20)	(0.13)
Net asset value, end of period	$10.60	$10.59	$10.44	$10.62	$10.86	$10.66
Total return[2]	1.12%	3.66%	0.33%	(0.28)%	3.79%	0.35%
Ratios to average net assets (annualized)
Gross expenses	0.52%	0.52%	0.51%	0.50%	0.50%	0.50%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	2.04%	2.17%	2.03%	1.95%	1.86%	1.82%
Supplemental data
Portfolio turnover rate	11%	11%	45%	21%	21%	31%
Net assets, end of period (000s omitted)	$333,220	$322,273	$325,973	$370,824	$351,080	$280,061

[1]	For the period from October 31, 2014 (commencement of class operations) to June 30, 2015

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24  |  Wells Fargo California Limited-Term Tax-Free Fund

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo California Limited-Term Tax-Free Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investment in registered open-end investment are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.

Wells Fargo California Limited-Term Tax-Free Fund  |  25

Notes to financial statements (unaudited)

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2019, the aggregate cost of all investments for federal income tax purposes was $527,288,888 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$17,587,680

Gross unrealized losses	(320,064)

Net unrealized gains	$17,267,616

As of June 30, 2019, the Fund had capital loss carryforwards which consisted of $6,762,696 in short-term capital losses and $1,013,978 in long-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

26  |  Wells Fargo California Limited-Term Tax-Free Fund

Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Municipal obligations	$0	$543,898,749	$0	$543,898,749

Short-term investments

Investment companies	657,755	0	0	657,755

Total assets	$657,755	$543,898,749	$0	$544,556,504

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended December 31, 2019, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $500 million	0.400%

Next $500 million	0.375

Next $2 billion	0.350

Next $2 billion	0.325

Next $5 billion	0.290

Over $10 billion	0.280

For the six months ended December 31, 2019, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.16%

Administrator Class	0.10

Institutional Class	0.08

Wells Fargo California Limited-Term Tax-Free Fund  |  27

Notes to financial statements (unaudited)

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through October 31, 2020 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.80% for Class A shares, 1.55% for Class C shares, 0.60% for Administrator Class shares, and 0.50% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2019, Funds Distributor received $306 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2019.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $17,805,000 and $28,245,000 in interfund purchases and sales, respectively, during the six months ended December 31, 2019.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2019 were $61,630,981 and $64,740,245, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended December 31, 2019, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territory of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

28  |  Wells Fargo California Limited-Term Tax-Free Fund

Notes to financial statements (unaudited)

9. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

In March 2017, FASB issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium and requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount and discounts will continue to be accreted to the maturity date of the security. ASU 2017-08 is effective for fiscal years beginning after December 15, 2018 and for interim periods within those fiscal years. During the current reporting period, management of the Fund adopted the change in accounting policy which did not have a material impact to the Fund’s financial statements.

Wells Fargo California Limited-Term Tax-Free Fund  |  29

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

30  |  Wells Fargo California Limited-Term Tax-Free Fund

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 149 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

Wells Fargo California Limited-Term Tax-Free Fund  |  31

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock[3] (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

32  |  Wells Fargo California Limited-Term Tax-Free Fund

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Michelle Rhee[4] (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy[5] (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 64 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 85 funds and Assistant Treasurer of 64 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

[3]	Pamela Wheelock was re-appointed to the Board effective January 1, 2020.

[4]	Michelle Rhee became Chief Legal Officer effective October 22, 2019.

[5]	Catherine Kennedy became Secretary effective October 22, 2019.

Wells Fargo California Limited-Term Tax-Free Fund  |  33

Appendix (unaudited)

Effective on or about May 1, 2020, if you purchase Fund shares through a Janney Montgomery Scott LLC (“Janney”) brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end sales charge* waivers on Class A shares available at Janney

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

Shares acquired through a right of reinstatement.

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
CDSC waivers on Class A and Class C shares available at Janney

Shares sold upon the death or disability of the shareholder.

Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

Shares purchased in connection with a return of excess contributions from an IRA account.

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

Shares acquired through a right of reinstatement.

Shares exchanged into the same share class of a different fund.
Front-end sales charge* discounts available at Janney; breakpoints, rights of accumulation and/or letters of intent

Breakpoints as described in the Fund’s Prospectus.

Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

*	Also referred to as an “initial sales charge.”

34  |  Wells Fargo California Limited-Term Tax-Free Fund

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved.

PAR-0120-02387 02-20

SA248/SAR248 12-19

Semi-Annual Report

December 31, 2019

Wells Fargo

Intermediate Tax/AMT-Free Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Intermediate Tax/AMT-Free Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“After periods of volatility, investors regrouped midway through the year, sentiment turned positive, and U.S. equity markets advanced in July.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Intermediate Tax/AMT-Free Fund for the six-month period that ended December 31, 2019. Despite periods of market volatility, the year was strongly positive for financial markets as supportive central banks more than offset concerns over slowing global economic growth and international trade tensions.

Overall, both fixed-income and equity investors enjoyed healthy returns. For the period, U.S. stocks, based on the S&P 500 Index,1 gained 10.92% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 6.96%. The MSCI EM Index (Net)3 gained 7.09%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 2.45%, the Bloomberg Barclays Global Aggregate ex-USD Index5 returned 0.09%, the Bloomberg Barclays Municipal Bond Index6 gained 2.32%, and the ICE BofA U.S. High Yield Index7 added 3.86%.

Sentiment turned positive, driven by central bank support.

After periods of volatility, investors regrouped midway through the year, sentiment turned positive, and U.S. equity markets advanced in July. The gains, primarily driven by geopolitical and monetary policy events, pushed equity markets to new highs. European Central Bank President Mario Draghi indicated the bank was ready to cut rates or buy more assets to prop up inflation if needed. President Trump backed off of tariff threats against Mexico and China. The U.S. Federal Reserve (Fed) implemented a 0.25% federal funds rate cut in July.

Throughout the summer, U.S.-China trade tensions simmered. Major U.S. stock market indices closed July with the worst weekly results of the year. Bond prices gained as Treasury yields fell to multiyear lows, and the yield curve inverted at multiple points along the 30-year arc.

Evidence of a continued global economic slowdown mounted, and central banks in China, New Zealand, and Thailand cut interest rates. Industrial and manufacturing data declined in China, Canada, Japan, and Germany. Adding to global uncertainty, Italy’s prime minister resigned, many feared a crackdown in Hong Kong as protestors sustained their calls for reform, and Boris Johnson planned to suspend Parliament as Brexit’s deadline neared.

In the U.S., the Fed cut interest rates a second time in September. U.S. manufacturing data disappointed investors. The U.S. Congress announced it would pursue an impeachment investigation of President Trump. Meanwhile, the Brexit impasse showed no signs of resolution. Officials in China warned of the negative economic impact of tariffs and trade restrictions. Although the S&P 500 Index finished the third quarter with the best year-to-date returns in more than 20 years, concerns about future returns remained.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2020. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Letter to shareholders (unaudited)

The fourth quarter started on a strong note, with a relaxing of U.S.-China trade tensions in October along with renewed optimism for a U.K. Brexit deal and positive macroeconomic data. The initial estimate of U.S. third-quarter gross domestic product growth was a 1.9% annualized rate, while the U.S. unemployment rate fell to a 50-year low of 3.5% in September. However, despite resilience among U.S. consumers, business confidence declined while manufacturing activity contracted. Concerned with a potential economic slowdown, the Fed lowered interest rates another quarter point in late October, its third rate cut in four months. This helped push the S&P 500 Index to a new all-time high, while emerging market equities rallied and global bonds declined overall, reflecting a broad pickup in risk appetite.

Equity markets continued to rally in November despite ongoing geopolitical risks. Hopes for a U.S.-China trade deal buoyed investor confidence. U.S. business sentiment improved slightly, and manufacturing and services activity picked up. Throughout the month, central bank actions were on hold. With that positive backdrop, developed market equities outpaced those in emerging markets, and U.S. stocks outperformed non-U.S. stocks overall. While consumer confidence and purchasing manager activity rose in the eurozone, China reported weakening manufacturing and consumer data. Bond yields rose marginally, leading to slightly negative returns for global government and investment-grade corporate bonds.

Financial markets ended the year on a strong note, with the U.S. and China reaching a Phase One trade deal, with some details to be worked out. That, along with the landslide election win by the pro-Brexit U.K. Conservative Party and ongoing central bank support, gave investors a greater sense of certainty. U.S. economic indicators were broadly positive, with the exception of manufacturing activity and business confidence. Consumer confidence was resilient, fed by a robust labor market, tame inflation, and lower interest rates, which boosted housing affordability and homebuyer activity. The impeachment of U.S. President Donald Trump, while historically noteworthy, had little impact on markets. Meanwhile, slowing Chinese economic activity, due in part to the trade war, led to further government stimulus at year-end through lower reserve ratios, allowing banks to lend more money.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“Financial markets ended the year on a strong note, with the U.S. and China reaching a Phase One trade deal”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Intermediate Tax/AMT-Free Fund  |  3

Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Bruce R. Johns

Robert J. Miller

Adrian Van Poppel

Average annual total returns (%) as of December 31, 2019

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (WFTAX)	7-31-2007	2.77	1.82	3.35	5.95	2.45	3.66	0.80	0.70

Class C (WFTFX)	7-31-2007	4.16	1.68	2.89	5.16	1.68	2.89	1.55	1.45

Class R6 (WFRTX)[3]	7-31-2018	–	–	–	6.35	2.74	3.95	0.42	0.40

Administrator Class (WFITX)	3-31-2008	–	–	–	6.14	2.55	3.76	0.74	0.60

Institutional Class (WITIX)	3-31-2008	–	–	–	6.30	2.72	3.95	0.47	0.45

Bloomberg Barclays Municipal Bond 1-15 Year Blend Index[4]	–	–	–	–	6.44	3.01	3.66	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 3.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

4  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Performance highlights (unaudited)

Effective maturity distribution as of December 31, 2019[5]

Credit quality as of December 31, 2019[6]

[1]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through October 31, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.70% for Class A, 1.45% for Class C, 0.40% for Class R6, 0.60% for Administrator Class, and 0.45% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Class R6 shares would be higher.

[4]

The Bloomberg Barclays Municipal Bond 1–15 Year Blend Index is the 1–15 year component of the Bloomberg Barclays Municipal Bond Index. The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	Amounts are calculated based on the long-term total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[6]

The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/ or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

Wells Fargo Intermediate Tax/AMT-Free Fund  |  5

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2019 to December 31, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2019	Ending account value 12-31-2019	Expenses paid during the period¹	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,016.27	$3.55	0.70%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$3.56	0.70%

Class C

Actual	$1,000.00	$1,012.44	$7.33	1.45%

Hypothetical (5% return before expenses)	$1,000.00	$1,017.85	$7.35	1.45%

Class R6

Actual	$1,000.00	$1,018.66	$2.03	0.40%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.13	$2.03	0.40%

Administrator Class

Actual	$1,000.00	$1,016.77	$3.04	0.60%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$3.05	0.60%

Institutional Class

Actual	$1,000.00	$1,017.53	$2.28	0.45%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.87	$2.29	0.45%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal Obligations: 99.15%

Alabama: 0.71%

Education Revenue: 0.04%
Auburn AL Refunding Bond Series A	4.00%	6-1-2033	$1,000,000	$1,124,650

Tax Revenue: 0.08%
Alabama Federal Aid Highway Finance Authority Series A	5.00	9-1-2035	2,000,000	2,395,420

Utilities Revenue: 0.59%
Southeast Alabama Gas Supply District Project #1 Series A	4.00	4-1-2049	6,180,000	6,704,064
Southeast Alabama Gas Supply District Project #2 Series B (1 Month LIBOR +0.85%) ±	1.99	6-1-2049	10,000,000	10,016,200

				16,720,264

				20,240,334

Alaska: 0.19%

Industrial Development Revenue: 0.04%
Valdez AK Marine Terminal BP Pipelines Project Series B	5.00	1-1-2021	1,000,000	1,035,630

Miscellaneous Revenue: 0.15%
Matanuska Susitna Borough AK Goose Creek Correctional Project	4.00	9-1-2030	3,870,000	4,260,057

				5,295,687

Arizona: 1.82%

Education Revenue: 0.42%
Arizona Board of Regents University of Arizona System Series A	5.00	6-1-2037	2,645,000	3,325,797
McAllister AZ Arizona State University Hassayampa Academic Village Project	5.00	7-1-2025	750,000	898,290
Pima County AZ Community College District Series 2019	5.00	7-1-2033	450,000	557,906
Pima County AZ Community College District Series 2019	5.00	7-1-2034	500,000	618,465
Pima County AZ Community College District Series 2019	5.00	7-1-2035	600,000	740,172
Pima County AZ Community College District Series 2019	5.00	7-1-2036	500,000	615,095
Pima County AZ IDA New Plan Learning Project Series A	7.00	7-1-2021	360,000	359,446
Pima County AZ IDA New Plan Learning Project Series A	7.75	7-1-2035	4,920,000	4,871,981

				11,987,152

GO Revenue: 0.36%
Estrella Mountain Ranch AZ Community Facilities District Refunding Bond (AGM Insured)	5.00	7-15-2025	585,000	688,358
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B	4.50	7-1-2024	1,575,000	1,760,378
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B	4.50	7-1-2025	1,270,000	1,419,479
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B	5.00	7-1-2027	420,000	476,620
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B	5.50	7-1-2029	960,000	1,105,843
Phoenix AZ	5.00	7-1-2026	3,810,000	4,696,282

				10,146,960

Health Revenue: 0.04%
Maricopa County AZ IDA Bond	5.00	1-1-2048	1,000,000	1,168,830

The accompanying notes are an integral part of these financial statements.

Wells Fargo Intermediate Tax/AMT-Free Fund  |  7

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue: 0.60%
Arizona Refunding Bond Certificate of Participation	5.00%	9-1-2027	$3,040,000	$3,639,427
Phoenix AZ Civic Improvement Corporation Series A	5.00	7-1-2029	5,000,000	5,096,650
Phoenix AZ Civic Improvement Corporation Series D	5.00	7-1-2036	7,000,000	8,495,340

				17,231,417

Tax Revenue: 0.31%
Arizona Sports & Tourism Authority Series A	4.00	7-1-2020	1,365,000	1,382,022
Arizona Sports & Tourism Authority Series A	5.00	7-1-2021	795,000	834,273
Arizona Sports & Tourism Authority Series A	5.00	7-1-2022	1,000,000	1,081,240
San Luis AZ Pledged Excise Tax Series A (BAM Insured)	5.00	7-1-2027	450,000	518,693
San Luis AZ Pledged Excise Tax Series A (BAM Insured)	5.00	7-1-2028	700,000	804,608
San Luis AZ Pledged Excise Tax Series A (BAM Insured)	5.00	7-1-2034	3,680,000	4,184,749

				8,805,585

Utilities Revenue: 0.09%
Salt River Project AZ Electric System Revenue Bond 2017 Series A	5.00	1-1-2034	2,000,000	2,489,480

				51,829,424

Arkansas: 0.25%

Housing Revenue: 0.25%
Arkansas Development Finance Authority MFHR Hickory View Apartments (HUD Insured)	1.37	9-1-2023	3,000,000	2,996,070
Arkansas Development Finance Authority MFHR Maple Place Apartments (HUD Insured)	1.53	10-1-2023	4,000,000	4,003,360

				6,999,430

California: 7.06%

Airport Revenue: 0.16%
Sacramento CA Airport System Senior Bond	5.00	7-1-2025	2,000,000	2,039,460
Sacramento CA Airport System Senior Bond Series B	5.00	7-1-2032	600,000	753,924
Sacramento CA Airport System Senior Bond Series B	5.00	7-1-2033	500,000	625,225
Sacramento CA Airport System Senior Bond Series B	5.00	7-1-2034	1,000,000	1,247,560

				4,666,169

Education Revenue: 0.47%
California Statewide CDA Series A	6.90	8-1-2031	1,770,000	1,908,042
University of California General Project Unrefunded Bond Series Q	5.25	5-15-2024	65,000	65,220
University of California Limited Project Prerefunded Bond Series G	5.00	5-15-2037	5,180,000	5,671,012
University of California Limited Project Unrefunded Bond Series G	5.00	5-15-2037	5,210,000	5,658,842

				13,303,116

GO Revenue: 2.98%
California	5.25	3-1-2024	5,000,000	5,034,300
California	5.25	3-1-2030	1,440,000	1,449,994
California	6.00	3-1-2033	2,510,000	2,530,682
California Refunding Bond	5.00	4-1-2032	9,000,000	12,250,170
California Various Purposes	5.00	8-1-2030	1,500,000	1,836,540
California Various Purposes	5.00	8-1-2032	6,700,000	8,143,783
Cerritos CA Community College District CAB Series D ¤	0.00	8-1-2025	1,800,000	1,647,018
Compton CA Community College District Election of 2002 CAB Series C ¤	0.00	8-1-2029	1,565,000	1,248,573
Compton CA Community College District Election of 2002 CAB Series C ¤	0.00	8-1-2031	2,400,000	1,777,728
Emery CA Unified School District Election of 2010 Series A (AGM Insured)	6.25	8-1-2031	4,500,000	4,876,290

The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

GO Revenue (continued)
Monterey County CA Alisal Union School District Series A (BAM Insured)	5.25%	8-1-2042	$1,500,000	$1,832,280
New Haven CA Unified School District CAB Project (AGC Insured) ¤	0.00	8-1-2033	5,590,000	4,006,129
Northern Humboldt CA High School District Election of 2010 Series A	6.50	8-1-2034	1,145,000	1,245,027
Oakland CA Unified School District Alameda County Election of 2012	6.25	8-1-2028	2,000,000	2,167,240
Oakland CA Unified School District Alameda County Election of 2012	6.25	8-1-2030	2,000,000	2,167,240
Oxnard CA Unified School District Series A (National Insured)	5.75	8-1-2030	1,825,000	2,058,874
Patterson CA Unified School District CAB Election of 2008 Project Series B (AGM Insured) ¤	0.00	8-1-2033	3,000,000	2,132,730
Peralta CA Community College District Alameda County	5.00	8-1-2023	3,045,000	3,345,846
Peralta CA Community College District Alameda County	5.00	8-1-2024	3,000,000	3,295,590
Rio Hondo CA Community College District ¤	0.00	8-1-2030	2,315,000	1,854,917
San Diego CA Community College District Election of 2012	5.00	8-1-2032	3,095,000	3,536,068
San Diego CA Unified School District Election of 1998 Series E-2 (AGM Insured)	5.50	7-1-2027	5,000,000	6,562,950
Sylvan CA Unified School District CAB Election of 2006 (AGM Insured) ¤	0.00	8-1-2031	2,590,000	1,978,631
Sylvan CA Unified School District CAB Election of 2006 (AGM Insured) ¤	0.00	8-1-2032	2,800,000	2,070,992
Tustin CA Unified School District #88-1 Election of 2008 Series B	6.00	8-1-2036	1,500,000	1,619,565
West Contra Costa CA Unified School District Election of 2005 Series C-1 (AGC Insured) ¤	0.00	8-1-2026	4,620,000	4,134,669

				84,803,826

Health Revenue: 1.11%
California Municipal Finance Authority Institute of Aging Project	5.00	8-15-2032	975,000	1,200,488
California Municipal Finance Authority Institute of Aging Project	5.00	8-15-2033	1,150,000	1,406,232
California Statewide CDA Series C	5.25	8-15-2031	3,000,000	3,198,870
California Tender Option Bond Trust Receipts/Floater Certificates Series 2017-013 (Barclays Bank plc LOC, Barclays Bank plc LIQ) 144Aø	1.73	8-15-2051	8,710,000	8,710,000
University of California Medical Center Prerefunded Bond Series J	5.25	5-15-2030	13,135,000	14,983,095
University of California Medical Center Unrefunded Bond Series J	5.25	5-15-2030	1,865,000	2,116,626

				31,615,311

Housing Revenue: 0.15%
California HFA Municipal Certificates Series 2019 Class A	4.00	3-20-2033	1,000,000	1,143,550
Mizuho Tender Option Bond Trust Receipts/Floater Certificates Series 2019-MIZ9002 (Mizuho Bank Limited LOC) 144Aø	1.81	3-1-2021	3,000,000	3,000,000

				4,143,550

Miscellaneous Revenue: 0.70%
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2039	2,500,000	2,854,400
California Public Works Board Various Judicial Council Project Series D	5.25	12-1-2026	1,000,000	1,079,020
California Public Works University of California Board of Regents Series G	5.00	12-1-2030	12,110,000	13,050,947
Foothill De Anza CA Community College District Certificate of Participation	5.00	4-1-2033	500,000	585,650
Gold Coast Transit District California Transit Finance Corporation Certificate of Participation	5.00	7-1-2027	520,000	645,351
San Diego CA Public Facilities Financing Authority Capital Improvement Projects Series B	5.00	10-15-2027	500,000	607,995
San Diego CA Public Facilities Financing Authority Capital Improvement Projects Series B	5.00	10-15-2028	1,000,000	1,213,490

				20,036,853

Tax Revenue: 0.05%
San Jose CA RDA Series A-1	5.50	8-1-2030	1,355,000	1,390,989

The accompanying notes are an integral part of these financial statements.

Wells Fargo Intermediate Tax/AMT-Free Fund  |  9

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation Revenue: 0.36%
Bay Area CA Toll Authority Toll Bridge Series A (SIFMA Municipal Swap +1.25%) ±	2.86%	4-1-2036	$9,810,000	$10,227,416

Utilities Revenue: 0.73%
California Municipal Finance Authority	5.00	10-1-2025	1,500,000	1,830,495
M-S-R California Energy Authority Gas Series B	7.00	11-1-2034	2,000,000	3,060,820
M-S-R California Energy Authority Gas Series C	7.00	11-1-2034	3,000,000	4,591,230
Northern California Power Agency Series A	5.25	8-1-2023	5,150,000	5,167,459
Sacramento CA Municipal Utility District Series B	5.00	8-15-2030	1,075,000	1,219,996
Southern California Public Power Authority Milford Wind Corridor Project #1	5.00	7-1-2024	5,000,000	5,000,000

				20,870,000

Water & Sewer Revenue: 0.35%
California Department of Water Resources Central Valley Project Series AT (SIFMA Municipal Swap +0.37%) ±	1.98	12-1-2035	10,000,000	10,029,200

				201,086,430

Colorado: 0.94%

Education Revenue: 0.23%
Colorado ECFA University of Denver Project (National Insured)	5.25	3-1-2025	1,110,000	1,293,095
Colorado University Enterprise and Refunding Bond Series C	2.00	6-1-2054	5,000,000	5,133,850

				6,426,945

GO Revenue: 0.26%
Adams County CO 12 Five Star Schools Series B	5.00	12-15-2028	3,800,000	4,686,730
Mesa County CO Valley School District # 51 Grand Junction	5.50	12-1-2035	2,175,000	2,776,344

				7,463,074

Health Revenue: 0.10%
Colorado Health Facilities Authority Series B-2	5.00	8-1-2049	2,500,000	2,949,600

Industrial Development Revenue: 0.12%
Denver CO Convention Center Hotel Authority Refunding Bond	5.00	12-1-2023	3,000,000	3,363,690

Miscellaneous Revenue: 0.23%
Adams County CO Refunding & Improvement Certificate of Participation	5.00	12-1-2021	830,000	890,881
Regents of the University of Colorado Certificate of Participation Series A	5.00	11-1-2028	5,000,000	5,659,500

				6,550,381

				26,753,690

Connecticut: 1.96%

Education Revenue: 0.76%
Connecticut HEFAR University of Hartford Issue Series N	5.00	7-1-2029	480,000	595,690
Connecticut HEFAR University of Hartford Issue Series N	5.00	7-1-2030	870,000	1,069,369
Connecticut HEFAR Yale University Issue Series A	2.05	7-1-2035	10,000,000	10,138,700
Connecticut HEFAR Yale University Issue Series A-2	2.00	7-1-2042	3,425,000	3,534,223
University of Connecticut Series A	5.00	3-15-2027	1,000,000	1,199,410
University of Connecticut Series A	5.00	3-15-2032	4,355,000	5,134,022

				21,671,414

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO Revenue: 0.86%
Connecticut Series A	5.00%	3-1-2029	$2,500,000	$2,835,150
Connecticut Series B	5.00	6-15-2027	3,000,000	3,541,590
Connecticut Series F	5.00	11-15-2032	300,000	352,017
Hamden CT	4.00	8-15-2020	1,235,000	1,256,711
Hamden CT	4.00	8-15-2021	1,235,000	1,291,205
Hamden CT (AGM Insured)	5.00	8-15-2022	1,000,000	1,095,370
Hamden CT Prerefunded Bond (AGM Insured)	5.00	8-15-2021	125,000	132,685
Hamden CT Refunding Bond Series A (BAM Insured)	5.00	8-15-2029	500,000	609,975
Hamden CT Refunding Bond Series A (BAM Insured)	5.00	8-15-2030	1,200,000	1,456,236
Hamden CT Series A (BAM Insured)	5.00	8-15-2026	2,000,000	2,418,700
Hamden CT Series A (BAM Insured)	5.00	8-15-2027	1,200,000	1,472,616
Hamden CT Unrefunded Bond (AGM Insured)	5.00	8-15-2021	875,000	925,741
Hartford CT Series A (AGM Insured)	5.00	4-1-2022	3,010,000	3,265,158
Hartford CT Series A (AGM Insured)	5.00	7-1-2026	1,000,000	1,183,440
Hartford CT Series C (AGM Insured)	5.00	7-15-2022	2,320,000	2,541,653

				24,378,247

Miscellaneous Revenue: 0.30%
Connecticut Series A (SIFMA Municipal Swap +0.85%) ±	2.46	3-1-2022	3,000,000	3,024,420
Connecticut Series A (SIFMA Municipal Swap +1.25%) ±	2.86	4-15-2020	3,300,000	3,308,910
Connecticut Series G	4.00	10-15-2026	1,985,000	2,114,204

				8,447,534

Tax Revenue: 0.04%
Connecticut Special Tax Obligation Bonds Transportation Infrastructure Purposes Series A	5.00	8-1-2030	1,000,000	1,172,230

				55,669,425

Delaware: 0.08%

Education Revenue: 0.08%
Delaware EDA Odyssey Charter School Project Series B 144A	6.75	9-1-2035	2,000,000	2,167,700

District of Columbia: 1.26%

Education Revenue: 0.09%
District of Columbia Howard University Series A	5.75	10-1-2026	2,510,000	2,616,173

GO Revenue: 0.50%
District of Columbia Series 2014C	5.00	6-1-2034	3,000,000	3,456,240
District of Columbia Series 2014C	5.00	6-1-2035	1,620,000	1,863,373
District of Columbia Series 2016A	5.00	6-1-2033	5,000,000	5,996,850
District of Columbia Series 2017A	5.00	6-1-2033	2,400,000	2,935,464

				14,251,927

Miscellaneous Revenue: 0.39%
District of Columbia Federal Highway Grant Anticipation Bond	5.00	12-1-2023	1,000,000	1,105,300
District of Columbia Federal Highway Grant Anticipation Bond	5.00	12-1-2025	3,520,000	3,873,654
District of Columbia Federal Highway Grant Anticipation Bond	5.25	12-1-2025	2,630,000	2,724,233
District of Columbia Medical Association of Colleges Series B	5.00	10-1-2024	3,095,000	3,289,521

				10,992,708

Transportation Revenue: 0.18%
Washington Metropolitan Airport Authority Dulles Toll Road Series B	5.00	10-1-2034	1,250,000	1,565,725
Washington Metropolitan Area Transit Authority Series B	5.00	7-1-2032	3,000,000	3,689,520

				5,255,245

The accompanying notes are an integral part of these financial statements.

Wells Fargo Intermediate Tax/AMT-Free Fund  |  11

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue: 0.10%
District of Columbia Water & Sewer Authority Public Utility Senior Lien Series A	5.00%	10-1-2037	$2,260,000	$2,800,773

				35,916,826

Florida: 4.06%

Airport Revenue: 0.09%
Jacksonville FL Port Authority Series B	5.00	11-1-2035	2,045,000	2,520,565

Education Revenue: 0.05%
Florida Development Finance Corporation Renaissance Charter School Series A	5.00	9-15-2020	450,000	452,826
Florida HEFAR	4.00	4-1-2021	1,000,000	1,033,330

				1,486,156

GO Revenue: 0.05%
Plantation FL Ad Valorem Bond	5.00	7-1-2031	1,155,000	1,427,996

Health Revenue: 0.50%
ACTS Retirement Life Communities Incorporated Obligated Group Escambia County Health Facilities Authority Refunding Bonds Series 2003B (AGC Insured, TD Bank NA SPA) ø	1.70	11-15-2029	2,220,000	2,220,000
Florida Health System Lee Memorial Hospital Series A	5.00	4-1-2036	4,500,000	5,495,580
Florida Tender Option Bond Trust Receipts/Certificates Series 2018-XF2523 (Barclays Bank plc LIQ) 144Aø	1.71	8-15-2047	4,000,000	4,000,000
Miami-Dade County FL Health Facilities Authority Nicklaus Children’s Hospital Project	5.00	8-1-2031	500,000	604,230
Miami-Dade County FL Health Facilities Authority Nicklaus Children’s Hospital Project	5.00	8-1-2033	1,645,000	1,977,718

				14,297,528

Miscellaneous Revenue: 1.93%
Boynton FL PFA Capital Improvement Series 2018	4.00	7-1-2030	2,090,000	2,355,953
Boynton FL PFA Capital Improvement Series 2018	5.00	7-1-2035	3,590,000	4,344,439
Broward County FL School Board Certificate of Participation Series A	5.00	7-1-2024	5,000,000	5,823,700
Cityplace Florida Community Development District Special Assessment	5.00	5-1-2021	2,945,000	3,082,738
Duval County FL School Board Certificate of Participation Series B	5.00	7-1-2028	2,500,000	2,940,525
Duval County FL School Board Certificate of Participation Series B	5.00	7-1-2029	5,000,000	5,865,950
Miami-Dade County FL School Board Certificate of Participation Series A	5.00	5-1-2031	3,000,000	3,446,790
Miami-Dade County FL School Board Certificate of Participation Series D	5.00	11-1-2027	6,600,000	7,685,436
Monroe County FL School Board Certificate of Participation Series A	5.00	6-1-2034	1,500,000	1,811,280
Monroe County FL School Board Certificate of Participation Series A	5.00	6-1-2035	1,000,000	1,204,680
Orange County FL School Board Certificate of Participation Series C	5.00	8-1-2029	2,000,000	2,369,380
Orlando FL Senior Tourist Development 6th Cent Contract Payment Bond Series A (AGM Insured)	5.00	11-1-2032	2,000,000	2,438,580
Orlando FL Senior Tourist Development 6th Cent Contract Payment Bond Series A (AGM Insured)	5.00	11-1-2033	4,500,000	5,474,880
Orlando FL Senior Tourist Development 6th Cent Contract Payment Bond Series A (AGM Insured)	5.00	11-1-2034	600,000	726,894
Palm Beach County FL Refunding Bond	5.00	5-1-2029	2,000,000	2,424,480
University of South Florida Financing Corporation Certificate of Participation Master Lease Program Series A	5.00	7-1-2022	1,730,000	1,889,212
University of South Florida Financing Corporation Certificate of Participation Master Lease Program Series A	5.00	7-1-2023	815,000	916,631

				54,801,548

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax Revenue: 0.53%
Miami-Dade County FL Public Services (AGM Insured)	4.00%	10-1-2020	$3,600,000	$3,676,320
Miami-Dade County FL Public Services (AGM Insured)	4.00	4-1-2021	2,485,000	2,572,845
Miami-Dade County FL Special Obligation Series A	5.00	10-1-2023	700,000	770,553
Polk County FL School District	5.00	10-1-2033	2,900,000	3,718,815
Tampa FL Sports Authority Stadium Project	5.00	1-1-2025	3,550,000	4,201,283

				14,939,816

Transportation Revenue: 0.49%
Florida Department of Transportation Turnpike System Series A	5.00	7-1-2023	3,910,000	4,429,092
Florida Department of Transportation Turnpike System Series A	5.00	7-1-2025	4,950,000	5,949,108
Florida Mid-Bay Bridge Authority Series A	5.00	10-1-2025	1,250,000	1,466,688
Osceola County FL Transportation Improvement and Refunding Bond Series A-1%%	5.00	10-1-2034	250,000	310,315
Osceola County FL Transportation Improvement and Refunding Bond Series A-1%%	5.00	10-1-2035	400,000	494,964
Osceola County FL Transportation Improvement and Refunding Bond Series A-1%%	5.00	10-1-2036	600,000	740,184
Osceola County FL Transportation Improvement and Refunding Bond Series A-1%%	5.00	10-1-2037	525,000	645,020

				14,035,371

Utilities Revenue: 0.18%
Escambia County FL Pollution Control Gulf Power Company Project ø	1.71	7-1-2022	5,000,000	5,000,000

Water & Sewer Revenue: 0.24%
Daytona Beach FL Utility System (AGM Insured)	5.00	11-1-2022	2,205,000	2,432,600
North Sumter County FL Utility Dependent District Bond (BAM Insured)	5.00	10-1-2031	500,000	632,410
North Sumter County FL Utility Dependent District Bond (BAM Insured)	5.00	10-1-2032	950,000	1,197,342
North Sumter County FL Utility Dependent District Bond (BAM Insured)	5.00	10-1-2035	1,290,000	1,610,797
North Sumter County FL Utility Dependent District Bond (BAM Insured)	5.00	10-1-2036	880,000	1,092,863

				6,966,012

				115,474,992

Georgia: 3.16%

Education Revenue: 0.12%
Private Colleges & Universities Authority of Georgia Series A	5.00	10-1-2021	3,330,000	3,526,304

Health Revenue: 1.00%
Brookhaven GA Development Authority Children’s Healthcare Series A	5.00	7-1-2034	1,000,000	1,260,350
Brookhaven GA Development Authority Children’s Healthcare Series A	5.00	7-1-2035	1,300,000	1,631,084
Gainesville & Hall Counties GA Development Authority Senior Living Facilities Lanier Village Series B (AGC Insured, TD Bank NA SPA) ø	1.70	11-15-2033	6,560,000	6,560,000
Gainesville GA Hospital Authority Series C ø	1.77	2-15-2047	8,450,000	8,450,000
Georgia Tender Option Bond Trust Receipts/Floater Certificates Series 2015-XF1016 (Barclays Bank plc LIQ) 144Aø	1.66	8-15-2049	10,520,000	10,520,000

				28,421,434

Industrial Development Revenue: 0.07%
Monroe County GA PCR Georgia Power Company Plant Scherer Project	2.35	10-1-2048	2,000,000	2,019,520

The accompanying notes are an integral part of these financial statements.

Wells Fargo Intermediate Tax/AMT-Free Fund  |  13

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities Revenue: 1.97%
Bartow County GA Development Authority Pollution Control Georgia Power Company Plant Bowen Project	1.55%	8-1-2043	$3,000,000	$2,991,390
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project	2.25	10-1-2032	4,800,000	4,884,624
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series E	3.25	11-1-2045	6,000,000	6,269,100
Floyd County GA PCR Georgia Power Company Plant Hammond Project	2.35	7-1-2022	1,000,000	1,008,450
Georgia Municipal Electric Authority Project One Series A	5.00	1-1-2035	925,000	1,120,517
Georgia Municipal Electric Authority Units 3 & 4 Project Series A	5.00	1-1-2031	600,000	728,148
Georgia Municipal Electric Authority Units 3 & 4 Project Series A	5.00	1-1-2034	930,000	1,119,460
Georgia Municipal Electric Authority Units 3 & 4 Project Series A	5.00	1-1-2035	600,000	720,456
Main Street Natural Gas Incorporated Georgia Gas Project Series A	5.00	5-15-2029	2,600,000	3,203,902
Main Street Natural Gas Incorporated Georgia Gas Project Series A	5.50	9-15-2022	1,000,000	1,104,820
Main Street Natural Gas Incorporated Georgia Gas Project Series B	4.00	8-1-2049	10,000,000	11,153,200
Main Street Natural Gas Incorporated Georgia Gas Project Series C	4.00	8-1-2048	2,500,000	2,725,375
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series A (Royal Bank of Canada LIQ)	4.00	4-1-2048	5,500,000	5,970,580
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series B (1 Month LIBOR +0.75%) ±	1.90	4-1-2048	10,000,000	10,022,800
Monroe County GA Development Authority Pollution Control Gulf Power Company Plant Scherer Project ø	1.71	6-1-2049	3,000,000	3,000,000

				56,022,822

				89,990,080

Guam: 0.25%

Airport Revenue: 0.09%
Guam International Airport Authority	5.00	10-1-2022	1,000,000	1,081,320
Guam International Airport Authority	5.00	10-1-2023	1,480,000	1,579,190

				2,660,510

Tax Revenue: 0.05%
Guam Government Business Privilege Tax Bond Series A	5.00	1-1-2020	1,365,000	1,365,000

Water & Sewer Revenue: 0.11%
Guam Government Waterworks Authority	5.25	7-1-2020	350,000	356,143
Guam Government Waterworks Authority	5.25	7-1-2033	2,500,000	2,737,775

				3,093,918

				7,119,428

Hawaii: 0.35%

GO Revenue: 0.35%
Honolulu HI Rail Transit Project Series H (SIFMA Municipal Swap +0.30%) ±	1.91	9-1-2022	2,500,000	2,500,150
Honolulu HI Rail Transit Project Series H (SIFMA Municipal Swap +0.32%) ±	1.93	9-1-2025	2,500,000	2,500,125
Honolulu HI Rail Transit Project Series H (SIFMA Municipal Swap +0.32%) ±	1.93	9-1-2028	5,000,000	5,000,300

				10,000,575

Illinois: 14.89%

Airport Revenue: 1.23%
Chicago IL O’Hare International Airport Senior Lien (AGM Insured)	5.13	1-1-2030	2,610,000	2,894,803
Chicago IL O’Hare International Airport Senior Lien (AGM Insured)	5.13	1-1-2031	3,335,000	3,692,679
Chicago IL O’Hare International Airport Senior Lien	5.25	1-1-2032	8,755,000	9,698,789

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Airport Revenue (continued)
Chicago IL O’Hare International Airport Senior Lien Series B	5.00%	1-1-2030	$8,000,000	$9,308,000
Chicago IL O’Hare International Airport Senior Lien Series B	5.00	1-1-2036	1,500,000	1,852,545
Chicago IL O’Hare International Airport Third Lien Series C (AGC Insured)	5.25	1-1-2025	4,075,000	4,088,285
Chicago IL O’Hare International Airport Third Lien Series F	4.25	1-1-2021	735,000	736,735
Peoria IL Metropolitan Airport Authority Series D	5.00	12-1-2027	2,250,000	2,711,880

				34,983,716

Education Revenue: 0.67%
Illinois Finance Authority Academic Facilities University of Illinois at Urbana-Champaign Project Series A	5.00	10-1-2026	450,000	541,499
Illinois Finance Authority Academic Facilities University of Illinois at Urbana-Champaign Project Series A	5.00	10-1-2031	400,000	499,500
Illinois Finance Authority Academic Facilities University of Illinois at Urbana-Champaign Project Series A	5.00	10-1-2039	700,000	851,788
Illinois Finance Authority Bradley University Project Series C	5.00	8-1-2032	1,250,000	1,479,425
Illinois Finance Authority Student Housing Illinois State University Project	5.50	4-1-2021	1,930,000	1,986,009
Illinois Finance Authority Wesleyan University	5.00	9-1-2026	680,000	807,534
Northern Illinois University Board of Trustees Certificate of Participation (AGM Insured)	5.00	9-1-2022	1,325,000	1,441,454
Northern Illinois University Board of Trustees Certificate of Participation (AGM Insured)	5.00	9-1-2024	1,000,000	1,140,710
University of Illinois Auxiliary Facilities Systems CAB ¤	0.00	4-1-2020	8,270,000	8,237,582
University of Illinois Board of Trustees Auxiliary Facilities System Refunding Bond	4.00	4-1-2030	2,000,000	2,118,460

				19,103,961

GO Revenue: 4.07%
Bolingbrook, Will & DuPage Counties IL Series A (AGM Insured)	5.00	1-1-2023	650,000	718,757
Chicago IL Board of Education CAB School Reform Series B-1 (National Insured) ¤	0.00	12-1-2025	3,380,000	2,928,838
Chicago IL Board of Education CAB School Reform Series B-1 (National Insured) ¤	0.00	12-1-2026	4,030,000	3,383,104
Chicago IL Board of Education Series F	5.00	12-1-2020	2,375,000	2,440,051
Chicago IL CAB Series C ¤	0.00	1-1-2023	2,500,000	2,315,150
Chicago IL Metropolitan Reclamation Series B	5.00	12-1-2025	2,500,000	2,675,400
Chicago IL Park District Series A	5.00	1-1-2036	2,250,000	2,352,240
Chicago IL Park District Series B	5.00	1-1-2021	3,765,000	3,889,320
Chicago IL Park District Series B (BAM Insured)	5.00	1-1-2029	2,000,000	2,232,480
Chicago IL Park District Series C	5.00	1-1-2022	1,615,000	1,716,923
Chicago IL Series A	5.00	1-1-2025	750,000	825,975
Chicago IL Series C	4.00	1-1-2020	1,505,000	1,505,000
Chicago IL Series C	5.00	1-1-2026	5,000,000	5,695,050
Chicago IL Series G (Ambac Insured)	5.00	12-1-2024	9,000,000	9,038,520
Cook County IL	5.00	11-15-2035	1,300,000	1,501,500
Cook County IL Community College District #508	5.25	12-1-2025	1,665,000	1,855,809
Cook County IL Community College District #508	5.25	12-1-2027	1,295,000	1,435,171
Cook County IL Community College District #508	5.25	12-1-2028	1,250,000	1,382,763
Cook County IL Community College District #508	5.25	12-1-2030	3,000,000	3,301,290
Cook County IL Community College District #508	5.25	12-1-2031	3,200,000	3,516,416
Cook County IL Series A	5.00	11-15-2031	1,000,000	1,168,120
Cook County IL Series A	5.25	11-15-2022	7,240,000	7,471,463
Cook County IL Series A	5.25	11-15-2023	7,680,000	7,926,221
Cook County IL Series A	5.25	11-15-2024	2,200,000	2,345,376
Cook County IL Series B	5.00	11-15-2023	600,000	673,374
Cook County IL Series C	5.00	11-15-2021	1,460,000	1,550,126

The accompanying notes are an integral part of these financial statements.

Wells Fargo Intermediate Tax/AMT-Free Fund  |  15

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

GO Revenue (continued)
Cook County IL Series C	5.00%	11-15-2024	$2,175,000	$2,376,927
Cook County IL Series C	5.00	11-15-2025	2,450,000	2,673,661
DuPage, Cook & Will Counties IL Community College District #502 Series A	5.00	6-1-2022	2,650,000	2,888,474
Illinois (AGM Insured)	5.00	1-1-2023	2,450,000	2,457,252
Illinois (AGM Insured)	5.00	4-1-2026	5,000,000	5,609,300
Illinois	4.75	4-1-2020	2,650,000	2,656,493
Illinois Series A (AGM Insured)	5.00	4-1-2024	2,500,000	2,758,800
Illinois Series A	5.00	4-1-2023	4,500,000	4,896,945
Kane, Cook & DuPage Counties IL School District #46 Prerefunded Balance Bond Series B	4.50	1-1-2024	1,170,000	1,247,068
Kane, Cook & DuPage Counties IL School District #46 Unrefunded Balance Bond Series B	4.50	1-1-2024	3,100,000	3,288,387
Kendall, Kane & Will Counties IL Unified School District Series A	5.00	2-1-2023	1,000,000	1,038,580
McHenry & Kane Counties IL Community Consolidated School District #158	5.63	1-15-2031	2,000,000	2,152,960
McHenry & Lake Counties IL Community Consolidated School District #26 (AGM Insured)	5.00	2-1-2020	1,455,000	1,459,263
Springfield IL	5.00	12-1-2021	850,000	907,996
Springfield IL	5.00	12-1-2023	570,000	638,639
Stephenson County IL School District #145 Series A (AGM Insured)	5.00	2-1-2033	1,550,000	1,875,454
Waukegan IL Series B (AGM Insured)	4.00	12-30-2024	1,030,000	1,143,743

				115,914,379

Health Revenue: 0.12%
Illinois Finance Authority Ann & Robert H. Laurie Children’s Hospital Project of Chicago	5.00	8-15-2034	1,000,000	1,203,660
Illinois Finance Authority Edward Elmhurst Healthcare Series A	5.00	1-1-2026	1,000,000	1,176,500
Illinois Finance Authority Lutheran Life Communities Obligated Group Series A	5.00	11-1-2035	900,000	988,119

				3,368,279

Miscellaneous Revenue: 0.78%
Chicago IL Board of Education Series C	5.00	12-1-2021	5,000,000	5,263,200
Illinois	5.00	7-1-2023	5,065,000	5,543,845
Illinois	5.00	8-1-2024	1,000,000	1,069,680
Illinois	5.50	7-1-2026	2,300,000	2,546,698
Illinois Sports Facilities Authority Refunding Bond	5.00	6-15-2028	1,000,000	1,194,200
Peoria IL Public Building Commission Illinois School District Facilities Refunding Bond (BAM Insured)	5.00	12-1-2023	4,040,000	4,580,512
Peoria IL Public Building Commission Illinois School District Facilities Refunding Bond (BAM Insured)	5.00	12-1-2024	1,000,000	1,163,970
University of Illinois Board of Trustees Certificate of Participation Unrefunded Bond Series B (AGM Insured)	5.00	10-1-2020	955,000	957,731

				22,319,836

Tax Revenue: 5.52%
Chicago IL Sales Tax Refunding Bond	5.00	1-1-2026	5,140,000	6,075,891
Chicago IL Sales Tax Refunding Bond	5.00	1-1-2027	3,000,000	3,546,240
Chicago IL Sales Tax Refunding Bond	5.00	1-1-2030	2,075,000	2,452,816
Chicago IL Sales Tax Securitization Bond Series C	5.00	1-1-2027	4,370,000	5,181,815
Chicago IL Sales Tax Securitization Bond Series C	5.25	1-1-2035	4,700,000	5,660,210
Chicago IL Transit Authority Sales Tax Receipts	5.25	12-1-2027	2,600,000	2,772,562
Cook County IL Sales Tax Bond	5.00	11-15-2033	4,000,000	4,776,960
Cook County IL Sales Tax Bond	5.25	11-15-2035	2,000,000	2,412,460
Illinois ##	5.00	6-15-2023	16,150,000	17,637,415
Illinois Junior Obligation	5.00	6-15-2025	6,000,000	6,513,900
Illinois Regional Transportation Authority (National Insured)	6.50	7-1-2026	8,615,000	10,771,076

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Tax Revenue (continued)
Illinois Sales Tax Revenue Build Illinois Bond	5.00%	6-15-2029	$1,000,000	$1,040,550
Illinois Series A	5.00	1-1-2027	10,625,000	11,182,494
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2028	2,500,000	2,807,300
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.25	6-15-2030	4,000,000	4,507,840
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.25	6-15-2032	3,000,000	3,367,350
Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XL0093 (Barclays Bank plc LIQ) 144Aø	1.76	1-1-2048	10,000,000	10,000,000
Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF0603 (Royal Bank of Canada LIQ) 144Aø	1.76	1-1-2026	2,265,000	2,265,000
Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XM0713 (Morgan Stanley Bank LIQ) 144Aø	1.76	1-1-2043	7,000,000	7,000,000
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) ¤	0.00	12-15-2029	35,200,000	26,641,824
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) ¤	0.00	12-15-2030	12,800,000	9,285,120
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B (National Insured) ¤	0.00	6-15-2029	10,000,000	7,715,500
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B	5.00	12-15-2028	1,945,000	2,079,575
Southwestern Illinois Development Authority Local Government Program Collinsville Limited	5.00	3-1-2025	1,845,000	1,538,343

				157,232,241

Tobacco Revenue: 0.12%
Railsplitter IL Tobacco Settlement Authority	5.00	6-1-2024	3,000,000	3,449,310

Transportation Revenue: 1.29%
Illinois Toll Highway Authority Series A-1	5.25	1-1-2026	3,850,000	3,850,000
Illinois Toll Highway Authority Series B	5.00	1-1-2028	6,000,000	7,504,560
Illinois Toll Highway Authority Series B	5.00	1-1-2030	5,825,000	7,466,310
Illinois Toll Highway Authority Series C	5.00	1-1-2031	14,000,000	17,821,860

				36,642,730

Water & Sewer Revenue: 1.09%
Chicago IL Second Lien	5.00	11-1-2022	1,730,000	1,895,890
Chicago IL Second Lien	5.00	11-1-2023	1,515,000	1,663,228
Chicago IL Second Lien	5.00	11-1-2025	620,000	679,241
Chicago IL Second Lien	5.00	11-1-2026	2,000,000	2,187,120
Chicago IL Second Lien	5.00	11-1-2028	3,000,000	3,268,770
Chicago IL Second Lien	5.00	11-1-2029	1,490,000	1,620,390
Chicago IL Second Lien	5.00	11-1-2033	1,000,000	1,127,240
Chicago IL Second Lien (AGM Insured)	5.25	11-1-2033	2,000,000	2,420,960
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2022	1,340,000	1,431,227
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2023	2,335,000	2,489,180
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2024	2,000,000	2,130,120
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2027	2,670,000	2,989,813
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2032	1,000,000	1,101,460
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2033	1,000,000	1,100,420
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2034	1,000,000	1,099,620
Illinois Finance Authority Clean Water Initiative Revolving Fund Bond	5.25	7-1-2035	3,000,000	3,840,420

				31,045,099

				424,059,551

The accompanying notes are an integral part of these financial statements.

Wells Fargo Intermediate Tax/AMT-Free Fund  |  17

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Indiana: 1.24%

Health Revenue: 0.17%
Indiana HFFA Ascension Health Subordinate Bond Credit Group Series A-3	1.35%	11-1-2027	$2,240,000	$2,241,434
Knox County IN EDA Series A	5.00	4-1-2022	925,000	977,596
Knox County IN EDA Series A	5.00	4-1-2023	665,000	702,406
Knox County IN EDA Series A	5.00	4-1-2026	750,000	790,125

				4,711,561

Housing Revenue: 0.25%
Indianapolis IN MFHR Regency Park Apartments Series A	1.40	9-1-2022	7,000,000	7,000,980

Miscellaneous Revenue: 0.59%
Dubois IN Greater Jasper School Building Corporation First Mortgage Bond	5.00	7-15-2029	1,500,000	1,904,010
Indiana Bond Bank Special Program Series A (AGM Insured)	5.00	9-1-2022	1,545,000	1,661,539
Indiana Finance Authority Stadium Project Series A	5.25	2-1-2028	2,000,000	2,415,780
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2027	760,000	919,532
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2028	1,000,000	1,207,560
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2029	735,000	884,742
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2030	1,375,000	1,650,564
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2031	1,000,000	1,198,250
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2033	1,545,000	1,842,042
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2034	2,000,000	2,368,200
Valparaiso IN Multi-Schools Building Corporation	5.00	7-15-2024	750,000	872,040

				16,924,259

Water & Sewer Revenue: 0.23%
Indiana Finance Authority First Lien Wastewater Utility Clean Water Project Series A	5.00	10-1-2030	2,315,000	2,682,599
Indiana Finance Authority First Lien Wastewater Utility Clean Water Project Series A	5.00	10-1-2031	1,035,000	1,195,870
Indiana Finance Authority First Lien Wastewater Utility Clean Water Project Series A	5.25	10-1-2038	2,500,000	2,658,925

				6,537,394

				35,174,194

Iowa: 0.41%

GO Revenue: 0.10%
Altoona IA Annual Appropriation Urban Renewal Refunding Bond	5.00	6-1-2027	2,310,000	2,767,819

Industrial Development Revenue: 0.31%
Iowa Finance Authority Midwestern Disaster Area Project (Korea Development Bank LOC) ø	1.92	4-1-2022	9,000,000	9,000,000

				11,767,819

Kansas: 0.39%

Health Revenue: 0.05%
Kansas Development Finance Authority Health Facilities Series F	5.00	11-15-2021	1,300,000	1,387,906

Miscellaneous Revenue: 0.22%
Kansas Development Finance Authority Agro-Defense Facility Series G	5.00	4-1-2030	2,650,000	2,935,379
Kansas Overland Park Development Corporation Improvement and Refunding Bond	5.00	3-1-2035	2,780,000	3,309,979

				6,245,358

The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax Revenue: 0.05%
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A¤	0.00%	9-1-2034	$3,395,000	$1,438,326

Utilities Revenue: 0.07%
Burlington KS Environmental Impact Series A ø	1.75	9-1-2035	2,000,000	2,000,000

				11,071,590

Kentucky: 1.70%

Transportation Revenue: 0.34%
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2020	1,000,000	990,790
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2021	2,750,000	2,664,283
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2022	4,320,000	4,086,504
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2025	1,020,000	836,329
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2029	1,400,000	1,027,782

				9,605,688

Utilities Revenue: 1.36%
Kentucky Public Energy Authority Gas Supply Series A-1	4.00	12-1-2049	16,770,000	18,588,036
Kentucky Public Energy Authority Gas Supply Series B	4.00	1-1-2049	10,000,000	11,042,400
Kentucky State Public Energy Authority	4.00	2-1-2050	8,000,000	9,146,880

				38,777,316

				48,383,004

Louisiana: 1.43%

Airport Revenue: 0.12%
New Orleans LA Aviation Board Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2035	2,000,000	2,404,240
New Orleans LA Aviation Board North Terminal Project Series A	5.00	1-1-2033	750,000	893,955

				3,298,195

Education Revenue: 0.20%
Louisiana Public Facilities Authority Loyola University Project CAB ¤	0.00	10-1-2027	3,380,000	3,272,550
Louisiana Public Facilities Authority Loyola University Project CAB ¤	0.00	10-1-2028	2,500,000	2,457,850

				5,730,400

Miscellaneous Revenue: 0.67%
Lafayette LA Communications System (AGM Insured)	5.00	11-1-2025	1,500,000	1,797,120
Louisiana Public Facilities Authority Archdiocese of New Orleans Project	5.00	7-1-2024	1,000,000	1,130,550
Louisiana Public Facilities Authority Archdiocese of New Orleans Project	5.00	7-1-2025	600,000	689,724
Louisiana Public Facilities Authority Archdiocese of New Orleans Project	5.00	7-1-2026	500,000	581,710
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2026	2,000,000	2,370,140
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2027	2,700,000	3,188,808
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2028	2,405,000	2,830,589
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2029	2,695,000	3,168,485
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2030	2,700,000	3,170,637

				18,927,763

The accompanying notes are an integral part of these financial statements.

Wells Fargo Intermediate Tax/AMT-Free Fund  |  19

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax Revenue: 0.21%
Jefferson LA Sales Tax District Series B (AGM Insured)	5.00%	12-1-2031	$1,000,000	$1,225,680
Jefferson LA Sales Tax District Series B (AGM Insured)	5.00	12-1-2032	1,000,000	1,221,150
St. Bernard Parish LA Sales Tax Refunding Bond	4.00	3-1-2023	3,405,000	3,650,807

				6,097,637

Transportation Revenue: 0.12%
Greater New Orleans LA Expressway Commission Toll Subordinate Lien Bond (AGM Insured)	5.00	11-1-2031	1,000,000	1,181,180
Greater New Orleans LA Expressway Commission Toll Subordinate Lien Bond (AGM Insured)	5.00	11-1-2032	1,000,000	1,178,470
Greater New Orleans LA Expressway Commission Toll Subordinate Lien Bond (AGM Insured)	5.00	11-1-2033	1,000,000	1,177,090

				3,536,740

Water & Sewer Revenue: 0.11%
Greater Ouachita LA Waterworks and Sewer System Refunding Bond (BAM Insured)	4.00	9-1-2030	500,000	577,375
Greater Ouachita LA Waterworks and Sewer System Refunding Bond (BAM Insured)	4.00	9-1-2031	600,000	690,000
Greater Ouachita LA Waterworks and Sewer System Refunding Bond (BAM Insured)	4.00	9-1-2032	655,000	750,584
Louisiana Local Government Environmental Facilities & CDA East Baton Rouge Series A	5.00	2-1-2030	1,000,000	1,132,060

				3,150,019

				40,740,754

Maine: 0.22%

Education Revenue: 0.22%
Maine Health and HEFAR University of New England Issue Series A	5.00	7-1-2029	1,015,000	1,230,951
Maine Health and HEFAR University of New England Issue Series A	5.00	7-1-2030	1,200,000	1,445,736
Maine Health and HEFAR University of New England Issue Series A	5.00	7-1-2032	1,415,000	1,690,784
Maine Health and HEFAR University of New England Issue Series A	5.00	7-1-2033	1,485,000	1,770,120

				6,137,591

Maryland: 2.46%

Education Revenue: 0.12%
Maryland Economic Development Corporation Salisbury University Project	5.00	6-1-2027	500,000	535,235
Westminster MD Educational Facilities McDaniel College	5.00	11-1-2026	2,450,000	2,894,210

				3,429,445

GO Revenue: 1.75%
Baltimore MD Metropolitan District Bond	4.00	3-1-2035	4,000,000	4,647,360
Howard County MD Metropolitan District Project Series B	4.00	8-15-2030	2,070,000	2,441,234
Howard County MD Metropolitan District Project Series B	4.00	8-15-2032	1,430,000	1,669,597
Maryland Series B	4.00	8-1-2023	5,000,000	5,509,500
Maryland Series B	4.00	8-1-2024	15,000,000	16,919,700
Maryland Series C	5.00	8-1-2022	2,975,000	3,271,340
Prince George’s County MD Consolidated Public Improvement Bonds Series C	4.00	8-1-2027	6,000,000	6,561,720
Prince Georges County MD Consolidated Public Improvement Bonds Series C	4.00	8-1-2029	8,000,000	8,705,040

				49,725,491

The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue: 0.54%
Baltimore MD Public Schools Construction & Revitalization Program	5.00%	5-1-2041	$5,000,000	$5,846,400
Maryland CDA Local Government Infrastructure Bond Series A-2	2.00	6-1-2022	460,000	468,367
Maryland State and Local Facilities Loan Series A	4.00	8-1-2030	5,000,000	5,816,000
Prince Georges County MD Upper Marlboro Courthouse Project Series A	5.00	5-1-2028	1,215,000	1,543,062
Prince Georges County MD Upper Marlboro Courthouse Project Series A	5.00	5-1-2029	1,275,000	1,611,218

				15,285,047

Tax Revenue: 0.05%
Howard County MD Downtown Columbia Project Series A 144A	4.00	2-15-2028	500,000	532,750
Howard County MD Downtown Columbia Project Series A 144A	4.13	2-15-2034	1,000,000	1,054,970

				1,587,720

				70,027,703

Massachusetts: 3.44%

Education Revenue: 0.08%
Massachusetts Development Finance Agency Lasell College	5.00	7-1-2021	1,210,000	1,247,800
Massachusetts Development Finance Agency Merrimack College Series A	5.00	7-1-2021	1,035,000	1,088,334

				2,336,134

GO Revenue: 1.62%
Boston MA Series A	4.00	4-1-2031	1,500,000	1,752,420
Boston MA Series A	5.00	4-1-2026	5,790,000	6,940,531
Massachusetts Consolidated Loan Series D	5.00	9-1-2028	10,000,000	12,008,700
Massachusetts Series A	5.25	1-1-2033	15,630,000	20,147,539
Massachusetts Series B	5.00	7-1-2035	1,500,000	1,880,490
Massachusetts Series B	5.00	7-1-2036	2,700,000	3,372,462

				46,102,142

Miscellaneous Revenue: 0.46%
Massachusetts Consolidated Loan Series D	1.05	8-1-2043	10,000,000	9,992,100
Massachusetts Consolidated Loan Series I	5.00	12-1-2030	2,570,000	3,154,521

				13,146,621

Tax Revenue: 0.32%
Massachusetts Bay Transportation Authority Series A	5.25	7-1-2031	5,000,000	6,848,700
Massachusetts Bay Transportation Authority Series A	5.25	7-1-2033	1,555,000	2,166,582

				9,015,282

Water & Sewer Revenue: 0.96%
Massachusetts Water Resources Authority Series B (AGM Insured)	5.25	8-1-2033	19,575,000	27,450,759

				98,050,938

Michigan: 2.94%

Airport Revenue: 0.06%
Wayne County MI Airport Authority Detroit Metropolitan Bond Series A	5.00	12-1-2032	800,000	975,608
Wayne County MI Airport Authority Detroit Metropolitan Bond Series A	5.00	12-1-2034	600,000	730,938

				1,706,546

Education Revenue: 0.44%
Flint MI International Academy	5.38	10-1-2022	1,440,000	1,441,080
Flint MI International Academy	5.50	10-1-2027	1,985,000	1,986,231

The accompanying notes are an integral part of these financial statements.

Wells Fargo Intermediate Tax/AMT-Free Fund  |  21

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Education Revenue (continued)
Michigan Finance Authority Limited Obligation Public School Academy Cesar Chavez Academy Project	5.00%	2-1-2022	$1,090,000	$1,104,159
Michigan State University Board of Trustees	5.00	2-15-2036	1,325,000	1,654,567
RBC Municipal Products Incorporated Trust Series E-127 (Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144Aø	1.70	7-1-2020	3,705,000	3,705,000
Western Michigan University Board of Trustees	5.25	11-15-2027	600,000	682,362
Western Michigan University Board of Trustees	5.25	11-15-2029	1,000,000	1,137,380
Western Michigan University Board of Trustees (AGM Insured)	5.25	11-15-2033	750,000	855,330

				12,566,109

GO Revenue: 0.39%
Eaton Rapids MI Public Schools (School Bond Loan Fund Insured)	5.00	5-1-2022	1,785,000	1,938,421
Hazel Park MI School District (School Bond Loan Fund Insured)	5.00	5-1-2020	1,160,000	1,174,744
Kent County MI Limited Tax Capital Improvement Bond	5.00	6-1-2030	1,040,000	1,257,922
Pinckney MI Community School District (School Bond Loan Fund Insured)	5.00	5-1-2025	2,040,000	2,332,740
Pinckney MI Community School District (School Bond Loan Fund Insured)	5.00	5-1-2026	2,505,000	2,856,677
Southfield MI 2015 Street Improvement	4.00	5-1-2025	1,490,000	1,682,970

				11,243,474

Health Revenue: 0.60%
Michigan Finance Authority Bronson Healthcare Group Series B & C	3.75	11-15-2049	5,000,000	5,593,600
Michigan Finance Authority Sparrow Obligated Group	5.00	11-15-2023	400,000	441,964
Michigan Finance Authority Sparrow Obligated Group	5.00	11-15-2026	800,000	880,360
Michigan Finance Authority Trinity Health Credit Group Series MI-2	4.00	12-1-2035	3,000,000	3,406,020
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series F-2	1.90	11-15-2047	6,570,000	6,619,275

				16,941,219

Miscellaneous Revenue: 0.60%
Macomb MI Interceptor Drainage	5.00	5-1-2024	1,750,000	1,771,473
Macomb MI Interceptor Drainage	5.00	5-1-2025	1,750,000	1,771,543
Macomb MI Interceptor Drainage	5.00	5-1-2026	1,930,000	1,953,681
Michigan Building Authority Refunding Bond	5.00	4-15-2036	3,000,000	3,799,830
Michigan Finance Authority Local Government Loan Program Series F	4.00	10-1-2024	3,000,000	3,235,200
Michigan Strategic Fund Limited Obligation Cadillac Place Office Building Project	5.25	10-15-2025	4,165,000	4,454,676

				16,986,403

Water & Sewer Revenue: 0.85%
Great Lakes MI Water Authority Sewage Disposal System Series C	5.00	7-1-2030	3,350,000	3,986,299
Michigan Finance Authority Local Government Loan Program Series D (National Insured)	5.00	7-1-2025	1,000,000	1,157,050
Michigan Finance Authority Local Government Loan Program Series D	5.00	7-1-2030	12,000,000	13,796,520
Michigan Finance Authority Local Government Loan Program Series D (AGM Insured)	5.00	7-1-2035	2,750,000	3,122,405
Michigan Finance Authority Local Government Loan Program Series D (AGM Insured)	5.00	7-1-2037	2,000,000	2,258,320

				24,320,594

				83,764,345

The accompanying notes are an integral part of these financial statements.

22  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Minnesota: 0.02%

Housing Revenue: 0.02%
Oak Park Heights MN Boutwells Landing Project Series 2005 (FHLMC LIQ) ø	1.62%	11-1-2035	$700,000	$700,000

Mississippi: 0.57%

GO Revenue: 0.03%
Mississippi Development Bank Special Obligation Jackson Public School District Project Series A	5.00	4-1-2020	1,000,000	1,009,150

Miscellaneous Revenue: 0.38%
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (AGM Insured)	5.00	9-1-2030	10,000,000	10,821,700

Water & Sewer Revenue: 0.16%
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project (AGM Insured)	6.00	12-1-2023	1,145,000	1,326,414
West Rankin MS Utility Authority Series 2018 (AGM Insured)	5.00	1-1-2026	525,000	616,046
West Rankin MS Utility Authority Series 2018 (AGM Insured)	5.00	1-1-2027	435,000	508,828
West Rankin MS Utility Authority Series 2018 (AGM Insured)	5.00	1-1-2034	750,000	860,618
West Rankin MS Utility Authority Series 2018 (AGM Insured)	5.00	1-1-2035	1,000,000	1,145,700

				4,457,606

				16,288,456

Missouri: 0.35%

Education Revenue: 0.10%
Missouri HEFA Webster University Project	5.00	4-1-2027	2,450,000	2,808,019

GO Revenue: 0.03%
Belton MO School District #124 Missouri Direct Deposit Program Project	5.00	3-1-2026	750,000	915,510

Miscellaneous Revenue: 0.22%
Kansas City MO Municipal Assistance Corporation CAB Series B-1 (Ambac Insured) ¤	0.00	4-15-2022	3,640,000	3,508,196
Poplar Bluff MO School District (AGM Insured)	5.00	3-1-2032	1,500,000	1,701,045
Poplar Bluff MO School District (AGM Insured)	5.00	3-1-2034	1,000,000	1,130,410

				6,339,651

				10,063,180

Nebraska: 0.36%

Health Revenue: 0.04%
Lincoln County NE Hospital Authority Great Plains Regional Medical Center	5.00	11-1-2024	1,000,000	1,061,330

Utilities Revenue: 0.32%
Central Plains Energy Project Gas Supply Nebraska	4.00	12-1-2049	5,000,000	5,594,900
Central Plains Energy Project Nebraska Refunding Bond Project #3	5.00	9-1-2027	1,290,000	1,396,064
Central Plains NE Energy Gas Project #4	5.00	3-1-2050	2,000,000	2,235,420

				9,226,384

				10,287,714

Nevada: 1.36%

Airport Revenue: 0.10%
Clark County NV Airport Series D	5.00	7-1-2024	2,750,000	2,750,000

The accompanying notes are an integral part of these financial statements.

Wells Fargo Intermediate Tax/AMT-Free Fund  |  23

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO Revenue: 1.21%
Clark County NV Refunding Bond	5.00%	6-1-2030	$3,905,000	$4,819,121
Clark County NV Refunding Bond Series B	5.00	11-1-2028	5,000,000	6,135,700
Clark County NV School District Building Bond Series A (AGM Insured)	4.00	6-15-2034	6,790,000	7,597,195
Clark County NV Stadium Improvement Bond Series A	5.00	6-1-2032	1,615,000	2,018,895
Clark County NV Stadium Improvement Bond Series A	5.00	6-1-2033	3,900,000	4,861,818
Clark County NV Water Reclamation District	5.00	7-1-2027	4,155,000	4,961,112
Las Vegas NV Series A	5.00	5-1-2031	1,985,000	2,271,495
Las Vegas NV Valley Water District Series A	4.00	6-1-2028	1,665,000	1,876,905

				34,542,241

Miscellaneous Revenue: 0.05%
Las Vegas NV Special Improvement District #607	4.00	6-1-2020	495,000	498,470
Las Vegas NV Special Improvement District #607	4.00	6-1-2021	640,000	654,790
Las Vegas NV Special Improvement District #607	4.25	6-1-2024	200,000	211,688

				1,364,948

				38,657,189

New Hampshire: 0.03%

Housing Revenue: 0.03%
New Hampshire HFA Single Family Mortgage Acquisition Series E & F	4.80	7-1-2028	770,000	777,207

New Jersey: 3.50%

Airport Revenue: 0.18%
South Jersey NJ Port Corporation Marine Terminal Refunding Bond Series S	5.00	1-1-2028	2,130,000	2,476,168
South Jersey NJ Port Corporation Marine Terminal Refunding Bond Series S	5.00	1-1-2029	2,200,000	2,549,492

				5,025,660

GO Revenue: 0.43%
Montclair NJ School Refunding Bond Series B	4.00	3-1-2026	500,000	582,085
Trenton City NJ (BAM Insured)	5.00	12-1-2022	1,630,000	1,790,343
Trenton City NJ (BAM Insured)	5.00	12-1-2024	1,775,000	2,050,569
Trenton City NJ (BAM Insured)	5.00	12-1-2025	1,860,000	2,198,204
Trenton City NJ (BAM Insured)	5.00	12-1-2026	1,000,000	1,179,410
Union County NJ General Improvement Bond	3.00	3-1-2026	4,165,000	4,499,241

				12,299,852

Health Revenue: 0.40%
New Jersey Health Care Facilities Financing Authority Series B (Bank of America NA LOC) ø	1.62	7-1-2036	11,425,000	11,425,000

Miscellaneous Revenue: 1.80%
Essex County NJ Import Authority Series A	6.00	11-1-2025	5,000,000	5,196,550
New Jersey EDA Motor Vehicle Surcharge Revenue Refunding Bond Series A	3.13	7-1-2029	725,000	735,716
New Jersey EDA Motor Vehicle Surcharges Series A	5.00	7-1-2033	2,500,000	2,877,450
New Jersey EDA School Facilities Construction Refunding Bond Series NN	5.00	3-1-2021	3,105,000	3,233,609
New Jersey EDA School Facilities Construction Refunding Bond Series NN	5.00	3-1-2021	1,210,000	1,264,281
New Jersey EDA School Facilities Construction Refunding Bond Series NN	5.00	3-1-2023	3,000,000	3,311,520
New Jersey EDA School Facilities Construction Refunding Bond Series NN	5.00	3-1-2026	9,830,000	10,819,193
New Jersey EDA Series XX	5.00	6-15-2022	5,020,000	5,439,572
New Jersey EDA Unrefunded Bond Motor Vehicle Surcharges Series A (National Insured)	5.25	7-1-2026	2,320,000	2,767,946
New Jersey Educational Facilities Authority	5.00	6-15-2026	3,015,000	3,397,483
New Jersey Sports & Exposition Authority (National Insured)	5.50	3-1-2022	1,755,000	1,917,460

The accompanying notes are an integral part of these financial statements.

24  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Miscellaneous Revenue (continued)
New Jersey Transportation Trust Fund Authority System Bond Series A	5.00%	12-15-2039	$2,000,000	$2,332,900
New Jersey TTFA Series A	5.00	6-15-2020	4,000,000	4,064,520
New Jersey TTFA Series A	5.25	6-15-2024	1,695,000	1,794,632
New Jersey TTFA Series A	5.25	6-15-2025	2,000,000	2,106,820

				51,259,652

Tax Revenue: 0.22%
Gardens NJ Preservation Trust Open & Farmland Series A (AGM Insured)	5.75	11-1-2028	5,000,000	6,258,350

Tobacco Revenue: 0.09%
New Jersey EDA Cigarette Tax Refunding Bond	5.00	6-15-2021	2,500,000	2,621,675

Transportation Revenue: 0.38%
New Jersey TTFA Series A	5.25	12-15-2020	1,305,000	1,352,372
New Jersey TTFA Series C	5.25	6-15-2032	2,500,000	2,844,850
New Jersey TTFA Unrefunded Balance Bond (National Insured)	5.25	12-15-2021	6,000,000	6,444,000

				10,641,222

				99,531,411

New Mexico: 0.61%

GO Revenue: 0.12%
Albuquerque, Bernalillo & Sandoval Counties NM Municipal School District #12	5.00	8-1-2025	400,000	481,556
Albuquerque, Bernalillo & Sandoval Counties NM Municipal School District #12	5.00	8-1-2026	1,205,000	1,483,970
Albuquerque, Bernalillo & Sandoval Counties NM Municipal School District #12	5.00	8-1-2034	1,150,000	1,440,065

				3,405,591

Housing Revenue: 0.03%
New Mexico Mortgage Finance Authority SFMR Class I Series A (GNMA/FNMA/FHLMC Insured)	4.63	9-1-2025	665,000	667,753
New Mexico Mortgage Finance Authority SFMR Class I Series B (GNMA/FNMA/FHLMC Insured)	5.00	3-1-2028	240,000	244,747

				912,500

Miscellaneous Revenue: 0.42%
Clayton NM Jail Project Improvement & Refunding Bond (National Insured)	5.00	11-1-2028	9,265,000	10,666,146
Clayton NM Jail Project Improvement & Refunding Bond (National Insured)	5.00	11-1-2029	1,000,000	1,147,010

				11,813,156

Water & Sewer Revenue: 0.04%
Albuquerque & Bernalillo Counties NM Water Utility Authority Series B	5.00	7-1-2024	1,000,000	1,165,690

				17,296,937

New York: 7.90%

Airport Revenue: 0.06%
Port Authority New York & New Jersey Special Obligation	5.00	12-1-2020	1,575,000	1,626,566

Education Revenue: 0.60%
Dutchess County NY Local Development Corporation The Culinary Institute of America Project Series A-1	5.00	7-1-2027	335,000	399,591
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	6.24	2-1-2047	1,750,000	1,922,743

The accompanying notes are an integral part of these financial statements.

Wells Fargo Intermediate Tax/AMT-Free Fund  |  25

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Education Revenue (continued)
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	5.89%	2-1-2032	$2,745,000	$3,009,810
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	7.65	2-1-2044	2,700,000	2,792,961
Monroe County NY Industrial Development Monroe Community College Project Series A (AGM Insured)	5.00	1-15-2022	790,000	846,319
Monroe County NY Industrial Development Monroe Community College Project Series A (AGM Insured)	5.00	1-15-2023	645,000	716,105
Monroe County NY Industrial Development Monroe Community College Project Series A (AGM Insured)	5.00	1-15-2024	905,000	1,034,985
Monroe County NY Industrial Development St. John Fisher College Project Series A	5.00	6-1-2020	2,125,000	2,157,895
Niagara NY Area Development Corporation	5.00	5-1-2020	1,160,000	1,174,778
Niagara NY Area Development Corporation	5.00	5-1-2022	1,350,000	1,470,650
Troy NY Capital Resource Corporation Rensselaer Polytechnic Series B	5.00	9-1-2020	1,430,000	1,465,264

				16,991,101

GO Revenue: 0.73%
Hempstead Town Nassau County NY Public Improvement Series A	4.00	6-15-2028	5,000,000	5,801,600
Nassau County NY	5.00	10-1-2024	4,965,000	5,817,987
New York NY Series B	5.00	12-1-2032	2,000,000	2,431,880
New York NY Series C	5.00	8-1-2031	5,000,000	5,834,050
Yonkers NY Series A (AGM Insured)	5.00	10-1-2024	1,000,000	1,070,790

				20,956,307

Industrial Development Revenue: 0.07%
Monroe County NY IDAG Continuing Development Services Project (Citizens Bank LOC) ø	1.74	7-1-2027	900,000	900,000
New York Liberty Development Corporation Refunding Bond	2.80	9-15-2069	1,000,000	1,007,510

				1,907,510

Miscellaneous Revenue: 0.34%
New York Dormitory Authority Series D	5.00	10-1-2031	2,005,000	2,501,999
New York NY Transitional Finance Authority Building Aid Bond Series S-1	5.00	7-15-2032	2,500,000	3,077,000
New York NY Trust for Cultural Resources Series A-1	5.00	7-1-2031	2,475,000	2,565,932
New York Tender Option Bond Trust Receipts/Floater Certificates Series 2019-BAML3002 (Bank of America NA LIQ) 144Aø	1.69	1-15-2056	1,426,396	1,426,396

				9,571,327

Tax Revenue: 3.03%
New York Convention Center Development Corporation	5.00	11-15-2028	8,000,000	9,630,720
New York Dormitory Authority Series A	5.00	3-15-2028	5,000,000	5,901,050
New York Dormitory Authority Series A	5.00	2-15-2031	3,000,000	3,635,520
New York Dormitory Authority Series A	5.00	3-15-2033	10,000,000	12,588,200
New York Dormitory Authority Series B (Ambac Insured)	5.50	3-15-2025	3,885,000	4,717,206
New York Dormitory Authority Series D %%	4.00	2-15-2039	5,000,000	5,710,200
New York Dormitory Authority Series E	5.00	3-15-2035	15,000,000	18,747,000
New York Metropolitan Transportation Authority Series A	5.00	11-15-2024	6,010,000	6,681,918
New York NY Transitional Finance Authority Series B	5.00	8-1-2027	1,115,000	1,302,967
New York NY Transitional Finance Authority Series C	5.00	11-1-2027	5,000,000	5,940,950
New York NY Transitional Finance Authority Subordinate Bond Series B-1	5.00	11-1-2028	1,000,000	1,199,620
New York Urban Development Corporation Personal Income Tax Series A	5.00	3-15-2031	3,815,000	4,369,091
New York Urban Development Corporation Personal income Tax Series A	5.00	3-15-2032	5,000,000	5,981,550

				86,405,992

The accompanying notes are an integral part of these financial statements.

26  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tobacco Revenue: 0.03%
Suffolk NY Tobacco Asset Securitization Corporation Tobacco Settlement Series B	4.00%	6-1-2022	$420,000	$436,447
Suffolk NY Tobacco Asset Securitization Corporation Tobacco Settlement Series B	5.00	6-1-2023	500,000	530,995

				967,442

Transportation Revenue: 2.42%
New York Metropolitan Transportation Authority Series A	5.00	11-15-2030	4,010,000	4,415,692
New York Metropolitan Transportation Authority Series C	5.25	11-15-2028	5,000,000	6,020,600
New York Metropolitan Transportation Authority Series C	5.25	11-15-2029	11,100,000	13,323,108
New York Metropolitan Transportation Authority Series C	5.25	11-15-2030	8,350,000	9,989,356
New York Metropolitan Transportation Authority Series C	5.25	11-15-2031	9,050,000	10,802,623
New York Metropolitan Transportation Authority Series D	5.00	11-15-2027	2,000,000	2,270,580
New York Metropolitan Transportation Authority Series F	5.00	11-15-2028	2,450,000	2,701,199
Triborough NY Bridges & Tunnels Authority Series B	5.00	11-15-2030	6,000,000	8,029,140
Triborough NY Bridges & Tunnels Authority Series C	5.00	11-15-2034	4,000,000	5,025,280
Triborough NY Bridges & Tunnels Authority Series C	5.00	11-15-2035	5,000,000	6,263,150

				68,840,728

Utilities Revenue: 0.33%
New York Utility Debt Securitization Authority	5.00	12-15-2032	1,250,000	1,425,463
New York Utility Debt Securitization Authority	5.00	12-15-2033	6,575,000	7,888,422

				9,313,885

Water & Sewer Revenue: 0.29%
Nassau NY Water Authority Series A	5.00	4-1-2027	350,000	414,264
Nassau NY Water Authority Series A	5.00	4-1-2028	300,000	354,126
Nassau NY Water Authority Series B	5.00	4-1-2024	400,000	462,608
Nassau NY Water Authority Series B	5.00	4-1-2026	755,000	896,117
New York NY Municipal Water Finance Authority Series GG	5.00	6-15-2029	1,295,000	1,547,564
New York NY Municipal Water Finance Authority Series HH	5.00	6-15-2037	4,000,000	4,686,600

				8,361,279

				224,942,137

North Carolina: 0.10%

Miscellaneous Revenue: 0.10%
North Carolina Grant Anticipation Vehicle Bond	5.00	3-1-2029	2,470,000	2,885,405
Onslow County NC Limited Obligation Series A	4.00	6-1-2022	90,000	95,989

				2,981,394

North Dakota: 0.00%

Housing Revenue: 0.00%
North Dakota Housing Finance Agency Series D	4.50	1-1-2029	55,000	55,000

Ohio: 2.17%

Education Revenue: 0.04%
Summit County OH Port Authority University of Akron Student Housing Project	5.25	1-1-2024	685,000	712,688
Summit County OH Port Authority University of Akron Student Housing Project	5.25	1-1-2024	315,000	327,893

				1,040,581

The accompanying notes are an integral part of these financial statements.

Wells Fargo Intermediate Tax/AMT-Free Fund  |  27

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO Revenue: 0.08%
Columbus OH Various Purposes Series 2	5.00%	7-1-2026	$1,775,000	$2,184,173

Health Revenue: 0.29%
Montgomery OH Hospital Facilities Refunding Bond Series A	4.00	11-15-2038	7,500,000	8,202,975

Housing Revenue: 0.15%
Mizuho Tender Option Bond Trust Receipts/Floater Certificates Series 2019-MIZ9001 (Mizuho Bank Limited LOC) 144Aø	1.84	1-1-2032	4,400,000	4,400,000

Miscellaneous Revenue: 1.17%
Cincinnati OH City School District Improvement Project Certificate of Participation	5.00	12-15-2024	4,815,000	5,663,066
Cincinnati OH City School District Improvement Project Certificate of Participation	5.00	12-15-2025	2,095,000	2,457,645
Clermont County OH Port Authority West Clermont Local School District Project (BAM Insured)	5.00	12-1-2025	500,000	597,115
Clermont County OH Port Authority West Clermont Local School District Project (BAM Insured)	5.00	12-1-2026	600,000	712,836
Clermont County OH Port Authority West Clermont Local School District Project (BAM Insured)	5.00	12-1-2028	1,250,000	1,476,825
JobsOhio Beverage System Statewide Liquor Profits Senior Lien Series A	5.00	1-1-2022	2,500,000	2,691,300
Ohio Building Authority Series A	5.00	10-1-2024	1,000,000	1,065,900
Ohio Water Development Authority Fresh Water	5.00	6-1-2028	14,000,000	17,862,180
RiverSouth OH Lazarus Building Redevelopment Series A	5.75	12-1-2027	770,000	771,971

				33,298,838

Tax Revenue: 0.11%
Cleveland OH Subordinate Lien Income Tax Refunding Bond Series B-1	5.00	10-1-2030	2,500,000	3,119,450

Transportation Revenue: 0.04%
Ohio Turnpike Commission Junior Lien Infrastructure Projects Series A-1	5.25	2-15-2029	1,000,000	1,118,120

Utilities Revenue: 0.25%
Cleveland OH Public Power System Refunding Bond (AGM Insured)	5.00	11-15-2033	625,000	762,981
Hamilton OH Electric System Improvement and Refunding Bond (BAM Insured)	4.00	10-1-2034	710,000	797,827
Hamilton OH Electric System Improvement and Refunding Bond	4.00	10-1-2035	1,000,000	1,121,040
Lancaster OH Port Authority Gas Supply	5.00	8-1-2049	3,000,000	3,473,070
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Project Series A	3.25	9-1-2029	1,000,000	1,031,980

				7,186,898

Water & Sewer Revenue: 0.04%
Ohio Water Development Authority Pollution Control Series A	5.00	12-1-2031	1,000,000	1,231,820

				61,782,855

Oklahoma: 2.49%

Airport Revenue: 0.20%
Tulsa OK Airports Improvement Trust Series D (BAM Insured)	5.00	6-1-2021	1,185,000	1,202,846
Tulsa OK Airports Improvement Trust Series D (BAM Insured)	5.00	6-1-2022	520,000	527,727
Tulsa OK Airports Improvement Trust Series D (BAM Insured)	5.00	6-1-2025	1,200,000	1,217,724
Tulsa OK Airports Improvement Trust Series D (BAM Insured)	5.00	6-1-2026	1,250,000	1,268,463
Tulsa OK Airports Improvement Trust Series D (BAM Insured)	5.00	6-1-2027	1,000,000	1,014,770
Tulsa OK Airports Improvement Trust Series D (BAM Insured)	5.00	6-1-2028	500,000	507,450

				5,738,980

The accompanying notes are an integral part of these financial statements.

28  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Miscellaneous Revenue: 1.96%
Cache OK Educational Facilities Authority Cache Public Schools Project Series A	5.00%	9-1-2024	$2,905,000	$3,353,096
Cache OK Educational Facilities Authority Cache Public Schools Project Series A	5.00	9-1-2025	3,055,000	3,614,309
Canadian County OK Education Facilities Authority Mustang Public Schools Project	4.00	9-1-2025	1,110,000	1,262,403
Canadian County OK Education Facilities Authority Mustang Public Schools Project	5.00	9-1-2027	2,000,000	2,421,240
Canadian County OK Education Facilities Authority Mustang Public Schools Project	5.00	9-1-2028	2,180,000	2,625,570
Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project	5.00	12-1-2026	1,000,000	1,220,300
Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project	5.00	12-1-2027	1,000,000	1,213,960
Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project	5.00	12-1-2028	1,285,000	1,548,811
Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2027	700,000	867,069
Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2028	400,000	492,916
Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2029	250,000	306,438
Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2031	675,000	819,626
Comanche County OK Educational Facilities Authority Elgin Public Schools Project Series A	5.00	12-1-2032	1,600,000	1,926,528
Cushing OK Educational Facilities Authority	5.00	9-1-2022	2,210,000	2,414,536
Custer County OK EDA Thomas-Fay-Custer Public Schools Project	4.00	12-1-2027	1,255,000	1,441,292
Custer County OK EDA Thomas-Fay-Custer Public Schools Project	4.00	12-1-2029	1,430,000	1,661,331
Dewey County OK Educational Facilities Authority Seiling Public Schools Project	5.00	9-1-2026	1,230,000	1,497,525
Dewey County OK Educational Facilities Authority Seiling Public Schools Project	5.00	9-1-2027	1,240,000	1,502,905
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project	5.00	9-1-2020	455,000	465,551
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project	5.00	9-1-2026	1,000,000	1,164,430
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project	5.00	9-1-2027	1,245,000	1,446,976
Grady County OK Educational Facilities Tuttle Public Schools Project	5.00	9-1-2023	1,000,000	1,131,460
Grady County OK Educational Facilities Tuttle Public Schools Project	5.00	9-1-2024	1,075,000	1,251,343
Grady County OK Educational Facilities Tuttle Public Schools Project	5.00	9-1-2025	500,000	596,015
Grady County OK Educational Facilities Tuttle Public Schools Project	5.00	9-1-2028	1,160,000	1,366,642
Mcclain County OK EDA Educational Facilities Blanchard Public Schools Project	4.00	9-1-2027	600,000	694,146
Mcclain County OK EDA Educational Facilities Blanchard Public Schools Project	4.00	9-1-2028	670,000	783,203
Mcclain County OK EDA Educational Facilities Blanchard Public Schools Project	4.00	9-1-2029	615,000	725,017
Muskogee OK Industrial Trust Educational Facilities	4.00	9-1-2029	3,000,000	3,456,780
Muskogee OK Industrial Trust Educational Facilities	4.00	9-1-2032	3,000,000	3,360,510
Muskogee OK Industrial Trust Educational Facilities	5.00	9-1-2020	1,250,000	1,277,813
Muskogee OK Industrial Trust Educational Facilities	5.00	9-1-2021	1,000,000	1,055,490
Muskogee OK Industrial Trust Educational Facilities	5.00	9-1-2022	1,000,000	1,088,170
Oklahoma Development Finance Authority	4.00	6-1-2023	1,270,000	1,387,005
Oklahoma Development Finance Authority	5.00	6-1-2023	1,230,000	1,385,152
Oklahoma Development Finance Authority State System of Higher Education Series B	5.00	6-1-2030	500,000	636,285
Oklahoma Development Finance Authority State System of Higher Education Series B	5.00	6-1-2031	520,000	658,684
Oklahoma Development Finance Authority State System of Higher Education Series B	5.00	6-1-2032	550,000	693,341

The accompanying notes are an integral part of these financial statements.

Wells Fargo Intermediate Tax/AMT-Free Fund  |  29

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Miscellaneous Revenue (continued)
Tulsa County OK Industrial Authority Educational Facilities Glenpool Public Schools Project Series A	5.00%	9-1-2025	$880,000	$1,044,780

				55,858,648

Tax Revenue: 0.16%
Oklahoma City OK Public Property Authority	5.00	10-1-2026	1,495,000	1,776,837
Oklahoma City OK Public Property Authority	5.00	10-1-2027	1,140,000	1,352,336
Oklahoma City OK Public Property Authority	5.00	10-1-2028	1,265,000	1,496,862

				4,626,035

Utilities Revenue: 0.14%
Claremore OK Public Works Authority	4.00	6-1-2022	2,595,000	2,756,824
Claremore OK Public Works Authority	4.00	6-1-2023	1,010,000	1,071,459

				3,828,283

Water & Sewer Revenue: 0.03%
McGee Creek OK Authority (National Insured)	6.00	1-1-2023	710,000	757,279

				70,809,225

Oregon: 0.60%

GO Revenue: 0.49%
Benton & Linn Counties OR Corvallis School District Series B (AGM Insured)	5.00	6-15-2031	5,110,000	6,443,812
Washington & Multnomah Counties OR Beaverton School District Series D (AGM Insured)	5.00	6-15-2035	1,500,000	1,836,210
Washington County OR Full Faith & Credit Obligations Series B	5.00	3-1-2022	5,345,000	5,793,499

				14,073,521

Health Revenue: 0.11%
Medford OR Hospital Facilities Authority	5.00	10-1-2020	1,155,000	1,185,307
Oregon Facilities Authority Samaritan Health Services Project Series A	5.00	10-1-2026	1,500,000	1,793,415

				2,978,722

				17,052,243

Pennsylvania: 9.42%

Education Revenue: 1.46%
Adams County PA IDA Gettysburg College Project	5.00	8-15-2024	1,500,000	1,533,105
Adams County PA IDA Gettysburg College Project	5.00	8-15-2025	1,500,000	1,533,105
Chester County PA IDA Collegium Charter School Project Series A	5.00	10-15-2027	1,500,000	1,636,140
Lycoming County PA Authority Pennsylvania College of Technology	5.50	7-1-2026	4,000,000	4,241,640
Northampton County PA General Purpose Authority College Refunding Bond	5.00	11-1-2027	1,000,000	1,261,850
Northeastern Pennsylvania Hospital & Education Authority Series A	5.00	3-1-2026	885,000	1,005,431
Northeastern Pennsylvania Hospital & Education Authority Series A	5.00	3-1-2028	660,000	744,731
Pennsylvania HEFAR Series AQ	5.00	6-15-2023	6,090,000	6,851,189
Pennsylvania HEFAR Series AR	5.00	6-15-2025	1,000,000	1,186,450
Pennsylvania HEFAR Series AS	5.00	6-15-2025	1,575,000	1,868,659
Pennsylvania HEFAR Series AS	5.00	6-15-2027	2,190,000	2,635,030
Pennsylvania HEFAR Series LL1	5.00	11-1-2020	590,000	598,148
Pennsylvania HEFAR Series LL1	5.00	11-1-2022	1,310,000	1,362,767
Pennsylvania Public School Building Authority	5.00	5-1-2023	2,185,000	2,447,353
Pennsylvania Public School Building Authority	5.00	6-15-2025	2,265,000	2,669,099
Philadelphia PA IDA	6.13	6-15-2023	795,000	842,159

The accompanying notes are an integral part of these financial statements.

30  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Education Revenue (continued)
Philadelphia PA IDA	5.88%	6-15-2022	$755,000	$786,431
Philadelphia PA IDA	7.00	5-1-2026	740,000	779,494
Philadelphia PA IDA Master Charter School Aid	5.00	8-1-2020	110,000	112,379
Philadelphia PA IDA Thomas Jefferson University Series B ø	1.78	9-1-2050	5,000,000	5,000,000
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project	6.25	5-1-2021	125,000	128,261
Philadelphia PA Public School Building Authority (BAM Insured)	5.00	6-15-2026	2,000,000	2,341,980

				41,565,401

GO Revenue: 3.21%
Allegheny County PA Moon Area School District Series A	5.00	11-15-2024	3,400,000	3,928,598
Allegheny County PA Series 72	5.25	12-1-2033	4,000,000	4,559,680
Allegheny County PA Shaler Area School District (BAM Insured)	5.00	9-1-2038	2,300,000	2,834,428
Central Dauphin PA School District	5.00	2-1-2030	1,110,000	1,339,448
Chester and Lancaster Counties PA Octorara Area School District (AGM Insured) %%	4.00	4-1-2029	1,000,000	1,172,420
Johnstown PA School District (AGM Insured)	5.00	8-1-2024	2,730,000	2,877,038
Norristown PA Area School District Montgomery County Series 2018 (BAM Insured)	5.00	9-1-2035	2,035,000	2,400,974
Pennsylvania Hills PA School District (BAM Insured)	4.00	10-1-2021	1,460,000	1,532,942
Philadelphia PA (AGM Insured)	5.00	8-1-2025	7,000,000	8,402,170
Philadelphia PA School District Refunding Bond Series C	5.00	9-1-2021	2,200,000	2,333,672
Philadelphia PA School District Refunding Bond Series D	5.00	9-1-2022	3,750,000	4,110,488
Philadelphia PA School District Refunding Bond Series E	5.25	9-1-2021	1,490,000	1,529,798
Philadelphia PA School District Refunding Bond Series F	5.00	9-1-2028	5,000,000	5,963,000
Philadelphia PA School District Refunding Bond Series F	5.00	9-1-2029	5,000,000	5,938,400
Philadelphia PA School District Refunding Bond Series F	5.00	9-1-2031	1,240,000	1,462,208
Philadelphia PA School District Refunding Bond Series F	5.00	9-1-2032	1,000,000	1,176,240
Philadelphia PA Series A	5.00	8-1-2024	1,000,000	1,164,210
Philadelphia PA Series A	5.00	7-15-2026	3,000,000	3,424,440
Philadelphia PA Series A	5.00	8-1-2027	1,500,000	1,859,850
Philadelphia PA Series A	5.00	8-1-2033	2,000,000	2,415,420
Philadelphia PA Series A	5.25	7-15-2028	2,590,000	2,956,925
Philadelphia PA Series A	5.25	7-15-2029	4,410,000	5,004,997
Philadelphia PA Series A	5.25	7-15-2032	4,380,000	4,943,399
Pittsburgh PA Moon Area School District Series A	5.00	11-15-2029	1,000,000	1,140,260
Pittsburgh PA Series A	4.00	9-1-2022	1,000,000	1,073,880
Pittsburgh PA Series A	5.00	9-1-2022	2,060,000	2,266,000
Pittsburgh PA Series A	5.00	9-1-2023	3,810,000	4,188,905
Reading Berks PA Series A (BAM Insured)	5.00	11-1-2026	1,000,000	1,198,170
Reading PA School District	5.00	4-1-2021	3,120,000	3,250,915
Reading PA School District (AGM Insured)	5.00	3-1-2037	2,000,000	2,354,080
Reading PA School District (AGM Insured)	5.00	3-1-2038	1,735,000	2,029,412
Scranton Lackawanna County PA School District Bond Series A (BAM Insured)	5.00	6-1-2037	500,000	599,840

				91,432,207

Health Revenue: 1.34%
Allegheny County PA Hospital Development Authority Series A	4.00	7-15-2035	12,975,000	14,654,354
Allegheny County PA Hospital Development Authority Series A	5.00	7-15-2031	3,750,000	4,722,938
Allegheny County PA Hospital Development Authority Series B (National Insured)	6.00	7-1-2025	2,605,000	3,229,783
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (SIFMA Municipal Swap +1.50%) ±	3.11	11-1-2039	10,000,000	10,102,700
Cumberland County PA Diakon Lutheran Social Ministries Project	5.00	1-1-2025	1,340,000	1,514,240
Cumberland County PA Diakon Lutheran Social Ministries Project	5.00	1-1-2026	1,370,000	1,544,031

The accompanying notes are an integral part of these financial statements.

Wells Fargo Intermediate Tax/AMT-Free Fund  |  31

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Health Revenue (continued)
Cumberland County PA Diakon Lutheran Social Ministries Project	5.00%	1-1-2027	$1,225,000	$1,376,300
Montgomery County PA HEFA Thomas Jefferson University	4.00	9-1-2037	1,000,000	1,115,150

				38,259,496

Miscellaneous Revenue: 1.82%
Delaware County PA Vocational & Technical School Authority (BAM Insured)	5.25	11-1-2033	2,000,000	2,245,680
Pennsylvania Certificate of Participation Municipal Real Estate Payment Series A	5.00	7-1-2028	400,000	497,312
Pennsylvania Certificate of Participation Municipal Real Estate Payment Series A	5.00	7-1-2029	300,000	371,175
Pennsylvania Certificate of Participation Municipal Real Estate Payment Series A	5.00	7-1-2030	375,000	461,655
Pennsylvania Certificate of Participation Retained Basic Lease Payment (AGM Insured)	5.00	11-1-2022	3,015,000	3,310,289
Pennsylvania Certificate of Participation Retained Basic Lease Payment (AGM Insured)	5.00	11-1-2023	1,900,000	2,143,789
Pennsylvania Certificate of Participation Retained Basic Lease Payment (AGM Insured)	5.00	11-1-2024	1,660,000	1,925,368
Pennsylvania Public School Building Authority (BAM Insured)	4.00	5-15-2021	500,000	518,915
Pennsylvania Public School Building Authority (BAM Insured)	4.00	5-15-2022	1,000,000	1,036,840
Pennsylvania Public School Building Authority	5.00	4-1-2020	5,600,000	5,651,240
Pennsylvania Public School Building Authority	5.00	4-1-2029	1,000,000	1,086,210
Pennsylvania Public School Building Authority Chester Upland School District Project Series B	5.25	9-15-2030	1,995,000	2,440,384
Pennsylvania Public School Building Authority City of Harrisburg Project Series A (AGM Insured)	5.00	12-1-2028	3,500,000	4,170,950
Pennsylvania Public School Building Authority City of Harrisburg Project Series A (AGM Insured)	5.00	12-1-2033	4,425,000	5,175,436
Pennsylvania Public School Building Authority Philadelphia School District Project	5.00	4-1-2024	2,000,000	2,172,420
Pennsylvania Public School Building Authority Series B (AGM Insured)	5.00	6-1-2029	2,000,000	2,510,320
Pennsylvania Public School Building Authority Series B-2 (BAM Insured)	5.00	12-1-2024	1,250,000	1,458,188
Pennsylvania Public School Building Authority Series B-2 (BAM Insured)	5.00	12-1-2025	1,250,000	1,451,963
Pennsylvania Public School Building Authority Series B-2 (BAM Insured)	5.00	12-1-2026	1,250,000	1,447,525
Pennsylvania Public School Building Authority Series B-2 (BAM Insured)	5.00	12-1-2027	1,010,000	1,166,146
Philadelphia PA Municipal Authority Juvenile Justice Services Center	5.00	4-1-2031	3,630,000	4,353,822
Philadelphia PA Municipal Authority Juvenile Justice Services Center	5.00	4-1-2034	1,800,000	2,143,710
Southeastern Pennsylvania Transportation Authority	5.00	3-1-2028	725,000	910,252
York County PA School of Technology Authority Series A (BAM Insured)	5.00	2-15-2024	1,590,000	1,819,358
York County PA School of Technology Authority Series B (BAM Insured)	5.00	2-15-2027	800,000	922,312
York County PA School of Technology Authority Series B (BAM Insured)	5.00	2-15-2029	500,000	572,725

				51,963,984

Resource Recovery Revenue: 0.23%
Lancaster County PA Solid Waste Management Authority Series A	5.25	12-15-2028	5,665,000	6,454,021

Tobacco Revenue: 0.22%
Commonwealth Financing Authority Tobacco Master Settlement Payment	5.00	6-1-2027	2,500,000	3,066,025
Commonwealth Financing Authority Tobacco Master Settlement Payment	5.00	6-1-2028	2,500,000	3,117,500

				6,183,525

Transportation Revenue: 0.79%
Lancaster PA Parking Authority Series A (BAM Insured)	4.00	9-1-2038	1,000,000	1,100,800
Pennsylvania Turnpike Commission Motor License Refunding Bond	5.00	6-1-2027	1,000,000	1,236,600

The accompanying notes are an integral part of these financial statements.

32  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Transportation Revenue (continued)
Pennsylvania Turnpike Commission Refunding Bond	5.00%	12-1-2033	$3,780,000	$4,348,210
Pennsylvania Turnpike Commission Refunding Bond (AGM Insured)	6.00	12-1-2030	4,220,000	5,392,400
Pennsylvania Turnpike Commission Subordinate Bond Series B	5.00	6-1-2031	5,000,000	6,031,150
Pennsylvania Turnpike Commission Subordinate Bond Series C (AGM Insured)	6.25	6-1-2033	1,350,000	1,696,937
Pennsylvania Turnpike Commission Subordinate Bond Series E	6.38	12-1-2038	2,000,000	2,596,140

				22,402,237

Water & Sewer Revenue: 0.35%
Bucks County PA Water & Sewer Authority Water System (AGM Insured)	5.00	12-1-2026	2,400,000	2,578,872
Pennsylvania Capital Region Water Sewer System	5.00	7-15-2030	1,180,000	1,435,387
Pennsylvania Capital Region Water System	5.00	7-15-2030	1,500,000	1,863,030
Philadelphia PA Water and Wastewater Bond Series B	5.00	11-1-2027	1,535,000	1,936,940
Philadelphia PA Water and Wastewater Bond Series B	5.00	11-1-2033	1,760,000	2,148,414

				9,962,643

				268,223,514

South Carolina: 0.48%

Education Revenue: 0.29%
South Carolina Education Assistance Authority Student Loan Series I	5.00	10-1-2024	1,345,000	1,345,578
South Carolina Jobs EDA Furman University Project	5.00	10-1-2028	700,000	829,325
South Carolina Jobs EDA Furman University Project	5.00	10-1-2030	1,885,000	2,223,112
South Carolina Jobs EDA Furman University Project	5.00	10-1-2031	2,155,000	2,540,551
South Carolina Jobs EDA York Preparatory Academy Project Series A	7.00	11-1-2033	1,090,000	1,211,470

				8,150,036

Miscellaneous Revenue: 0.19%
Laurens County SC Education Assistance for District #55	5.00	12-1-2021	1,000,000	1,071,180
Laurens County SC Education Assistance for District #55	5.00	12-1-2022	1,250,000	1,366,963
Laurens County SC Education Assistance for District #55	5.00	12-1-2025	1,000,000	1,178,140
Scago SC Educational Facilities Corporation for Sumter County School District #17	5.00	12-1-2022	1,720,000	1,883,004

				5,499,287

				13,649,323

South Dakota: 0.03%

Airport Revenue: 0.03%
Rapid City SD Airport Project	6.25	12-1-2026	920,000	920,000

Tennessee: 1.04%

Education Revenue: 0.03%
Franklin County TN HEFA	4.00	9-1-2024	250,000	266,703
Franklin County TN HEFA	5.00	9-1-2030	560,000	610,602

				877,305

GO Revenue: 0.02%
White County TN	4.05	6-1-2020	515,000	521,015

Housing Revenue: 0.11%
Chattanooga TN Health Educational & Housing Facilities University of Tennessee at Chattanooga Project	5.00	10-1-2023	750,000	838,455
Greeneville TN HEFA People Road Portfolio Project	1.45	12-1-2022	2,215,000	2,214,513

				3,052,968

The accompanying notes are an integral part of these financial statements.

Wells Fargo Intermediate Tax/AMT-Free Fund  |  33

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities Revenue: 0.88%
Tennessee Energy Acquisition Corporation Gas Project	4.00%	11-1-2049	$11,000,000	$12,226,720
Tennessee Energy Acquisition Corporation Series A	4.00	5-1-2048	12,120,000	12,973,127

				25,199,847

				29,651,135

Texas: 10.71%

Airport Revenue: 0.44%
Galveston TX Wharves & Terminal	5.00	2-1-2026	2,000,000	2,065,820
Houston TX Airport System Subordinate Lien Refunding Bonds Series D	5.00	7-1-2033	3,000,000	3,719,370
Houston TX Airport System Subordinate Lien Refunding Bonds Series D	5.00	7-1-2034	3,500,000	4,329,255
Houston TX Airport System Subordinate Lien Refunding Bonds Series D	5.00	7-1-2035	2,000,000	2,467,240

				12,581,685

Education Revenue: 0.39%
Houston TX Higher Education Finance Corporation Series A	4.00	2-15-2022	395,000	404,875
North Texas Higher Education Authority Incoming Student Loan Series A-2 (3 Month LIBOR +0.90%) ±	3.00	7-1-2030	4,560,000	4,581,842
Texas Woman’s University Financing System	4.00	7-1-2020	1,000,000	1,013,960
University of Houston Texas Series B	5.25	7-1-2026	4,225,000	5,270,476

				11,271,153

GO Revenue: 5.70%
Austin TX Independent School District Series B	5.00	8-1-2023	3,805,000	4,320,159
Austin TX Independent School District Series B	5.00	8-1-2024	3,970,000	4,648,910
Austin TX Independent School District Series B	5.00	8-1-2025	2,050,000	2,465,535
Austin TX Independent School District Series B	5.00	8-1-2026	1,450,000	1,733,910
Austin TX Public Improvement Bond	5.00	9-1-2030	960,000	1,192,733
Bexar County TX Combination Tax Certificate of Obligation	5.00	6-15-2024	1,000,000	1,164,140
Bexar County TX Flood Control Refunding Bond	4.00	6-15-2033	3,000,000	3,325,500
Bexar County TX Hospital District Refunding Bond	5.00	2-15-2037	1,250,000	1,526,350
Collin County TX Unlimited Tax Road & Refunding Bond	5.00	2-15-2023	1,350,000	1,507,977
Collin County TX Unlimited Tax Road & Refunding Bond	5.00	2-15-2026	1,000,000	1,188,440
Collin County TX Unlimited Tax Road & Refunding Bond	5.00	2-15-2027	1,300,000	1,540,734
Coppell TX Independent School District	4.00	8-15-2035	1,640,000	1,885,606
Coppell TX Independent School District	4.00	8-15-2037	1,975,000	2,254,443
Crane County TX Water District Unlimited Tax Bond	5.00	2-15-2023	1,395,000	1,549,622
Crane County TX Water District Unlimited Tax Bond	5.00	2-15-2026	1,000,000	1,163,580
Crane County TX Water District Unlimited Tax Bond	5.00	2-15-2030	1,130,000	1,298,709
Crane County TX Water District Unlimited Tax Bond	5.00	2-15-2031	1,000,000	1,145,640
Dallas County TX Combination Tax and Parking Garage Certification of Obligation	5.00	8-15-2024	5,600,000	6,557,040
Dallas County TX Combination Tax and Parking Garage Certification of Obligation	5.00	8-15-2025	3,235,000	3,892,708
Del Rio TX Refunding Bond (BAM Insured)	4.00	6-1-2023	720,000	784,570
Del Rio TX Refunding Bond (BAM Insured)	4.00	6-1-2024	745,000	828,254
Denton County TX Permanent Improvement & Refunding Bond	5.00	7-15-2023	1,990,000	2,254,033
Denton County TX Permanent Improvement & Refunding Bond	5.00	7-15-2024	1,145,000	1,336,261
Denton County TX Permanent Improvement & Refunding Bond	5.00	7-15-2025	1,000,000	1,167,360
Denton County TX Permanent Improvement & Refunding Bond	5.00	7-15-2030	1,000,000	1,159,860
El Paso County TX Hospital District	5.00	8-15-2028	2,045,000	2,224,837
El Paso County TX Refunding Bond Series A	5.00	2-15-2031	2,000,000	2,377,820
El Paso County TX Refunding Bond Series A	5.00	2-15-2032	2,120,000	2,515,104
Flower Mound, Denton & Tarrant Counties TX Refunding Bond	4.00	3-1-2026	755,000	855,007

The accompanying notes are an integral part of these financial statements.

34  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

GO Revenue (continued)
Flower Mound, Denton & Tarrant Counties TX Refunding Bond	5.00%	3-1-2022	$1,000,000	$1,082,340
Flower Mound, Denton & Tarrant Counties TX Refunding Bond	5.00	3-1-2023	620,000	694,164
Flower Mound, Denton & Tarrant Counties TX Refunding Bond	5.00	3-1-2024	1,660,000	1,915,723
Fort Worth TX Independent School District Unlimited Tax Refunding and School Building Bond	5.00	2-15-2026	3,000,000	3,650,100
Harris County TX Cypress-Fairbanks Independent High School Series B-1	2.13	2-15-2040	10,000,000	10,134,900
Harris County TX Tax Road Refunding Bond Series 2014-A	5.00	10-1-2025	8,445,000	9,916,879
Harris County TX Tax Road Refunding Bond Series 2015-A	5.00	10-1-2025	4,215,000	5,086,198
Harris County TX Toll Road Project Series C (AGM Insured)	5.25	8-15-2027	4,000,000	5,107,120
Hays County TX Limited Tax Bond	5.00	2-15-2026	650,000	787,027
Hays County TX Limited Tax Bond	5.00	2-15-2027	1,000,000	1,236,750
Hays County TX Limited Tax Refunding Bond	5.00	2-15-2023	1,750,000	1,952,510
Midlothian TX Independent School District Refunding Bond Series C	2.00	8-1-2051	4,535,000	4,654,452
Northwest TX Independent School District Refunding Bond	5.00	2-15-2030	4,000,000	4,665,120
Plano TX	5.00	9-1-2030	2,155,000	2,655,089
San Antonio TX Certificate of Obligation	5.00	8-1-2036	3,990,000	4,975,969
San Antonio TX Independent School District Unlimited Tax Series 2018	5.00	8-15-2037	2,000,000	2,347,520
Texas Independent School District Refunding Bond	5.00	8-15-2025	2,260,000	2,718,125
Texas Tax Revenue Anticipation Notes	4.00	8-27-2020	31,000,000	31,578,770
Travis County TX Certificate of Obligation Series A	5.00	3-1-2038	4,010,000	5,013,944
Viridian TX Municipal Management District Unlimited Road Improvement Bond (BAM Insured)	4.00	12-1-2026	610,000	675,898
Viridian TX Municipal Management District Unlimited Road Improvement Bond (BAM Insured)	4.00	12-1-2027	635,000	701,485
Viridian TX Municipal Management District Unlimited Road Improvement Bond (BAM Insured)	4.00	12-1-2030	710,000	775,739

				162,190,664

Health Revenue: 0.17%
Harris County TX Cultural Education Facilities Finance Corporation Memorial Hermann Health System Series B	5.00	7-1-2049	4,000,000	4,871,040

Housing Revenue: 0.35%
San Antonio TX Housing Trust Finance Corporation Majestic Ranch Apartments (FHA Insured)	1.40	7-1-2022	10,000,000	9,999,700

Miscellaneous Revenue: 0.95%
Austin TX Community College District Public Facility Corporation Bond Series C	5.00	8-1-2026	565,000	691,814
Austin TX Community College District Public Facility Corporation Bond Series C	5.00	8-1-2029	400,000	495,968
Austin TX Community College District Public Facility Corporation Bond Series C	5.00	8-1-2030	500,000	617,015
Lower Colorado River TX Authority	5.50	5-15-2031	2,500,000	2,825,100
Nueces River TX Water Supply Facility Corpus Christi Lake Texana Project	5.00	7-15-2026	1,000,000	1,190,360
Nueces River TX Water Supply Facility Corpus Christi Lake Texana Project	5.00	7-15-2027	1,250,000	1,478,575
Texas PFA Refunding Bond	4.00	2-1-2033	7,000,000	8,110,410
Texas Transportation Commission Highway Improvement Series A	5.00	4-1-2042	5,000,000	5,436,900
Texas Transportation Commission Refunding Bond Series B	5.00	10-1-2031	5,000,000	6,214,700

				27,060,842

Resource Recovery Revenue: 0.33%
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series A ø	1.70	4-1-2040	1,250,000	1,250,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series E ø	1.70	11-1-2040	8,100,000	8,100,000

				9,350,000

The accompanying notes are an integral part of these financial statements.

Wells Fargo Intermediate Tax/AMT-Free Fund  |  35

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax Revenue: 0.43%
Houston TX Old Spanish Trail Almeda Corridors Redevelopment Authority (BAM Insured)	4.00%	9-1-2031	$705,000	$806,203
Midtown TX RDA (BAM Insured)	5.25	1-1-2027	1,880,000	2,082,664
Midtown TX RDA (BAM Insured)	5.25	1-1-2029	2,390,000	2,643,197
Midtown TX RDA (BAM Insured)	5.25	1-1-2030	1,500,000	1,657,515
Midtown TX RDA (BAM Insured)	5.25	1-1-2031	1,000,000	1,103,780
Texas Transportation Commission Highway Fund Series A	5.00	10-1-2025	3,250,000	3,921,743

				12,215,102

Transportation Revenue: 0.76%
Central Texas Regional Mobility Authority Series B	5.00	1-1-2045	8,000,000	8,138,240
Texas Grand Parkway Transportation Corporation System Series A	5.00	10-1-2034	1,500,000	1,856,175
Texas Private Activity Bond Surface Transportation Corporation	7.50	6-30-2032	2,000,000	2,061,300
Texas Private Activity Bond Surface Transportation Corporation	7.50	6-30-2033	2,000,000	2,060,860
Texas Private Activity Surface Transportation Corporation Senior Lien Series A	5.00	12-31-2034	3,000,000	3,720,780
Texas Private Activity Surface Transportation Corporation Senior Lien Series A	5.00	12-31-2035	3,000,000	3,708,540

				21,545,895

Utilities Revenue: 0.71%
Austin TX Refunding Bond (National Insured)	5.25	5-15-2025	1,400,000	1,594,964
Brownsville TX Utilities System Refunding Bond	5.00	9-1-2026	2,190,000	2,597,909
Brownsville TX Utilities System Refunding Bond	5.00	9-1-2029	1,500,000	1,767,090
Brownsville TX Utilities System Refunding Bond	5.00	9-1-2030	2,500,000	2,943,150
Texas Municipal Gas Acquisition & Supply Corporation III Gas Supply Series 2012	5.00	12-15-2021	3,945,000	4,214,720
Texas Municipal Gas Acquisition & Supply Corporation Series B	5.00	12-15-2022	5,000,000	5,513,500
Weatherford TX Utility System Refunding & Improvement Bond (AGM Insured)	5.00	9-1-2025	1,000,000	1,187,250
Weatherford TX Utility System Refunding & Improvement Bond (AGM Insured)	5.00	9-1-2026	375,000	444,848

				20,263,431

Water & Sewer Revenue: 0.48%
Amarillo TX Waterworks and Sewer System Bond Series B	5.00	4-1-2028	645,000	816,138
Houston TX Utilities Systems Series A	5.25	11-15-2031	3,000,000	3,108,390
North Harris County TX Regional Water Authority Senior Lien (BAM Insured)	5.00	12-15-2029	1,215,000	1,338,675
Texas Water Development Board Series A	5.00	10-15-2031	3,000,000	3,729,390
Texas Water Development Board State Implementation Series 2018A	4.00	10-15-2032	3,000,000	3,467,820
Trinity River TX Authority Electric Company Project Series A	4.00	2-1-2027	1,000,000	1,147,250

				13,607,663

				304,957,175

Utah: 0.32%

Education Revenue: 0.11%
Utah Charter School Finance Authority Refunding Bond (CSCE Insured)	4.00	4-15-2020	250,000	251,890
Utah Charter School Finance Authority Refunding Bond (CSCE Insured)	4.00	4-15-2021	400,000	413,384
Utah Charter School Finance Authority Refunding Bond (CSCE Insured)	4.00	4-15-2022	400,000	421,788
Utah Charter School Finance Authority Refunding Bond (CSCE Insured)	4.00	4-15-2023	400,000	430,980
Utah Charter School Finance Authority Refunding Bond (CSCE Insured)	4.00	4-15-2024	450,000	492,638
Utah Charter School Finance Authority Refunding Bond (CSCE Insured) 144A	4.50	6-15-2027	1,025,000	1,073,185

				3,083,865

The accompanying notes are an integral part of these financial statements.

36  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO Revenue: 0.07%
Canyons UT Board of Education Utah School Bond Guaranty Program (AGM Insured)	5.00%	6-15-2022	$1,860,000	$2,036,681

Miscellaneous Revenue: 0.14%
West Valley City UT Municipal Building Authority (AGM Insured)	5.00	2-1-2028	1,000,000	1,221,700
West Valley City UT Municipal Building Authority (AGM Insured)	5.00	2-1-2032	1,555,000	1,870,603
West Valley City UT Municipal Building Authority (AGM Insured)	5.00	2-1-2033	645,000	773,807

				3,866,110

				8,986,656

Virginia: 0.49%

Education Revenue: 0.12%
Virginia Small Business Financing Authority	5.25	10-1-2029	3,000,000	3,490,170

Miscellaneous Revenue: 0.01%
Watkins Centre VA CDA	5.40	3-1-2020	214,000	214,334

Tax Revenue: 0.08%
Greater Richmond VA Convention Center	5.00	6-15-2025	1,000,000	1,186,450
Marquis VA CDA CAB Series 2015 144A¤	0.00	9-1-2045	386,000	253,787
Marquis VA CDA CAB Series C ¤	0.00	9-1-2041	1,772,000	106,728
Marquis VA CDA Series B	5.63	9-1-2041	1,274,000	815,016

				2,361,981

Transportation Revenue: 0.28%
Chesapeake VA Bay Bridge & Tunnel District First Tier Generation Resolution	5.00	11-1-2023	7,000,000	7,934,500

				14,000,985

Washington: 4.02%

Education Revenue: 0.04%
Washington EDFA	5.00	6-1-2028	1,000,000	1,152,560

GO Revenue: 1.87%
King & Pierce WA Counties Auburn School District #408 (AGM Insured)	4.00	12-1-2034	4,075,000	4,743,382
King County WA Federal Way School District #210 (AGM Insured)	4.00	12-1-2023	4,085,000	4,516,213
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2029	1,600,000	1,920,208
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2031	6,665,000	7,943,747
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2032	2,905,000	3,452,999
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2033	7,045,000	8,358,329
Seattle WA Refunding Bond Series A	5.00	6-1-2024	6,345,000	7,407,661
Thurston & Pierce Counties WA Community Schools (AGM Insured)	5.00	12-1-2030	1,415,000	1,796,852
Washington Various Purposes Bond Series C	5.00	2-1-2034	5,800,000	6,884,368
Washington Various Purposes Refunding Bond Series B	5.00	7-1-2028	4,000,000	4,821,280
Yakima County WA West Valley School District #208 (AGM Insured)	5.00	12-1-2032	1,200,000	1,511,736

				53,356,775

Health Revenue: 0.70%
Washington HCFR Fred Hutchinson Cancer Research Center (SIFMA Municipal Swap +1.05%) ±	2.66	1-1-2042	10,000,000	10,173,400
Washington HCFR Fred Hutchinson Cancer Research Center	5.00	1-1-2023	4,000,000	4,420,640

The accompanying notes are an integral part of these financial statements.

Wells Fargo Intermediate Tax/AMT-Free Fund  |  37

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Health Revenue (continued)
Washington HCFR Fred Hutchinson Cancer Research Center	5.00%	1-1-2026	$2,250,000	$2,649,105
Washington HCFR Fred Hutchinson Cancer Research Center	5.00	1-1-2027	1,050,000	1,229,004
Washington HCFR Fred Hutchinson Cancer Research Center	5.00	1-1-2028	1,350,000	1,572,710

				20,044,859

Housing Revenue: 0.18%
Snohomish County WA Housing Authority Carvel Apartments Project	5.00	4-1-2032	1,955,000	2,405,628
Snohomish County WA Housing Authority Carvel Apartments Project	5.00	4-1-2033	1,550,000	1,901,199
Snohomish County WA Housing Authority Carvel Apartments Project	5.00	4-1-2034	655,000	801,497

				5,108,324

Miscellaneous Revenue: 0.74%
FYI Properties Washington Lease Revenue Refunding Bond	5.00	6-1-2034	6,000,000	7,378,800
Washington Certificate of Participation Series B	5.00	7-1-2035	1,335,000	1,684,196
Washington Certificate of Participation Series B	5.00	7-1-2037	1,585,000	1,986,211
Washington Motor Vehicle Fuel Tax Refunding Bond Series D	5.00	7-1-2031	5,830,000	6,791,250
Washington Office Building Refunding Bond	5.00	7-1-2026	2,750,000	3,178,670

				21,019,127

Resource Recovery Revenue: 0.20%
Seattle WA Solid Waste System Improvement & Refunding Bond	4.00	6-1-2033	1,175,000	1,313,944
Tacoma WA Solid Waste Refunding Bond Series B	5.00	12-1-2027	620,000	750,696
Tacoma WA Solid Waste Refunding Bond Series B	5.00	12-1-2028	1,455,000	1,755,821
Tacoma WA Solid Waste Refunding Bond Series B	5.00	12-1-2029	1,525,000	1,834,941

				5,655,402

Utilities Revenue: 0.29%
Energy Northwest Washington Wind Project	5.00	7-1-2022	1,185,000	1,293,439
Lewis County WA Public Utility District Refunding Bond	5.25	4-1-2032	6,115,000	6,967,737

				8,261,176

				114,598,223

West Virginia: 0.66%

GO Revenue: 0.28%
Ohio County WV Public School Bond	3.00	6-1-2027	2,740,000	2,972,818
West Virginia State Road Bond Series 2018 B	5.00	12-1-2036	4,000,000	4,941,760

				7,914,578

Health Revenue: 0.05%
West Virginia Hospital Finance Authority West Virginia University Health System Series A	5.00	6-1-2031	375,000	450,619
West Virginia Hospital Finance Authority West Virginia University Health System Series A	5.00	6-1-2032	950,000	1,138,547

				1,589,166

Miscellaneous Revenue: 0.33%
West Virginia EDA Excess Lottery Series A	5.00	7-1-2038	2,980,000	3,618,793
West Virginia School Building Authority Capital Improvement Bond Series A	5.00	7-1-2026	1,520,000	1,805,426
West Virginia School Building Authority Capital Improvement Bond Series A	5.00	7-1-2027	1,595,000	1,891,718
West Virginia School Building Authority Capital Improvement Bond Series A	5.00	7-1-2029	1,755,000	2,066,004

				9,381,941

				18,885,685

The accompanying notes are an integral part of these financial statements.

38  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Wisconsin: 0.71%

Education Revenue: 0.24%
Wisconsin PFA Charter School Voyager Foundation Incorporate Project Series A	6.00%	10-1-2032	$1,475,000	$1,606,128
Wisconsin PFA KU Campus Development Corporation Central District Development Project	5.00	3-1-2032	4,315,000	5,096,576

				6,702,704

GO Revenue: 0.07%
Wisconsin Series A	4.00	5-1-2032	2,000,000	2,132,920

Health Revenue: 0.36%
Wisconsin HEFA Series A	4.00	11-15-2039	2,250,000	2,452,298
Wisconsin HEFA Series A	5.00	7-15-2021	3,500,000	3,706,955
Wisconsin HEFA Series A	5.00	11-15-2023	3,500,000	3,985,905

				10,145,158

Miscellaneous Revenue: 0.04%
Milwaukee WI RDA Public Schools	5.00	11-15-2029	420,000	503,933
Milwaukee WI RDA Public Schools	5.00	11-15-2030	635,000	759,917

				1,263,850

				20,244,632

Total Municipal Obligations (Cost $2,679,613,847)				2,823,063,786

Total investments in securities (Cost $2,679,613,847)	99.15%	2,823,063,786

Other assets and liabilities, net	0.85	24,089,741

Total net assets	100.00%	$2,847,153,527

±	Variable rate investment. The rate shown is the rate in effect at period end.

¤	The security is issued in zero coupon form with no periodic interest payments.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

%%	The security is purchased on a when-issued basis.

##	All or a portion of this security is segregated for when-issued securities.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Intermediate Tax/AMT-Free Fund  |  39

Portfolio of investments—December 31, 2019 (unaudited)

Abbreviations:

AGC	Assured Guaranty Corporation

AGM	Assured Guaranty Municipal

Ambac	Ambac Financial Group Incorporated

BAM	Build America Mutual Assurance Company

CAB	Capital appreciation bond

CDA	Community Development Authority

CSCE	Charter School Credit Enhancement

ECFA	Educational & Cultural Facilities Authority

EDA	Economic Development Authority

EDFA	Economic Development Finance Authority

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General obligation

HCFR	Healthcare facilities revenue

HEFA	Health & Educational Facilities Authority

HEFAR	Higher Education Facilities Authority Revenue

HFA	Housing Finance Authority

HFFA	Health Facilities Financing Authority

HUD	Department of Housing and Urban Development

IDA	Industrial Development Authority

LIBOR	London Interbank Offered Rate

LIQ	Liquidity agreement

LOC	Letter of credit

MFHR	Multifamily housing revenue

National	National Public Finance Guarantee Corporation

PCR	Pollution control revenue

PFA	Public Finance Authority

RDA	Redevelopment Authority

SFMR	Single-family mortgage revenue

SIFMA	Securities Industry and Financial Markets Association

SPA	Standby purchase agreement

TTFA	Transportation Trust Fund Authority

The accompanying notes are an integral part of these financial statements.

40  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Statement of assets and liabilities—December 31, 2019 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $2,679,613,847)	$2,823,063,786
Cash	4,772,613
Receivable for investments sold	1,005,080
Receivable for Fund shares sold	3,465,084
Receivable for interest	29,978,588
Prepaid expenses and other assets	42,479

Total assets	2,862,327,630

Liabilities
Payable for investments purchased	9,045,823
Payable for Fund shares redeemed	2,942,626
Management fee payable	833,938
Dividends payable	1,960,928
Administration fees payable	170,541
Distribution fee payable	14,914
Trustees’ fees and expenses payable	4,236
Accrued expenses and other liabilities	201,097

Total liabilities	15,174,103

Total net assets	$2,847,153,527

Net assets consist of
Paid-in capital	$2,735,865,541
Total distributable earnings	111,287,986

Total net assets	$2,847,153,527

Computation of net asset value and offering price per share
Net assets – Class A	$266,810,803
Shares outstanding – Class A1	22,757,691
Net asset value per share – Class A	$11.72
Maximum offering price per share – Class A2	$12.08
Net assets – Class C	$22,772,641
Shares outstanding – Class C1	1,942,453
Net asset value per share – Class C	$11.72
Net assets – Class R6	$1,168,746,585
Shares outstanding – Class R6[1]	99,578,699
Net asset value per share – Class R6	$11.74
Net assets – Administrator Class	$193,131,917
Shares outstanding – Administrator Class[1]	16,463,078
Net asset value per share – Administrator Class	$11.73
Net assets – Institutional Class	$1,195,691,581
Shares outstanding – Institutional Class[1]	101,841,113
Net asset value per share – Institutional Class	$11.74

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/97 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Intermediate Tax/AMT-Free Fund  |  41

Statement of operations—six months ended December 31, 2019 (unaudited)

Investment income
Interest	$39,904,411

Expenses
Management fee	5,050,045
Administration fees
Class A	214,965
Class C	19,600
Class R6	163,740
Administrator Class	93,781
Institutional Class	482,023
Shareholder servicing fees
Class A	335,883
Class C	30,625
Administrator Class	234,452
Distribution fee
Class C	91,865
Custody and accounting fees	40,728
Professional fees	17,912
Registration fees	83,661
Shareholder report expenses	48,886
Trustees’ fees and expenses	10,804
Other fees and expenses	20,377

Total expenses	6,939,347
Less: Fee waivers and/or expense reimbursements
Fund-level	(156,643)
Class A	(95,147)
Class C	(8,597)
Administrator Class	(103,946)

Net expenses	6,575,014

Net investment income	33,329,397

Realized and unrealized gains (losses) on investments
Net realized gains on investments	534,217
Net change in unrealized gains (losses) on investments	13,804,732

Net realized and unrealized gains (losses) on investments	14,338,949

Net increase in net assets resulting from operations	$47,668,346

The accompanying notes are an integral part of these financial statements.

42  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Statement of changes in net assets

	Six months ended December 31, 2019 (unaudited)		Year ended June 30, 2019

Operations
Net investment income		$33,329,397		$65,737,994
Net realized gains (losses) on investments		534,217		(4,121,284)
Net change in unrealized gains (losses) on investments		13,804,732		78,795,074

Net increase in net assets resulting from operations		47,668,346		140,411,784

Distributions to shareholders from net investment income and realized gains
Class A		(2,944,635)		(6,656,236)
Class C		(176,345)		(537,102)
Class R6		(13,599,481)		(13,953,353)[1]
Administrator Class		(2,148,357)		(4,326,110)
Institutional Class		(14,704,979)		(40,268,740)

Total distributions to shareholders		(33,573,797)		(65,741,541)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,610,269	18,903,524	2,268,249	25,839,853
Class C	97,570	1,145,079	236,883	2,686,470
Class R6	23,032,619	270,927,423	96,158,706 [1]	1,084,942,320 [1]
Administrator Class	3,137,022	36,835,002	6,429,407	73,171,373
Institutional Class	11,440,210	134,603,408	49,788,518	565,405,649

		462,414,436		1,752,045,665

Reinvestment of distributions
Class A	239,511	2,812,136	560,089	6,376,313
Class C	13,425	157,640	43,204	491,272
Class R6	409,986	4,820,478	552,098 [1]	6,337,313 [1]
Administrator Class	175,223	2,058,958	367,364	4,186,398
Institutional Class	1,077,729	12,675,746	2,596,341	29,571,995

		22,524,958		46,963,291

Payment for shares redeemed
Class A	(1,653,146)	(19,399,040)	(5,668,788)	(64,362,323)
Class C	(461,245)	(5,426,250)	(1,118,105)	(12,711,333)
Class R6	(9,215,428)	(108,378,819)	(11,359,282)[1]	(129,862,171)[1]
Administrator Class	(2,080,645)	(24,433,019)	(7,784,897)	(87,831,846)
Institutional Class	(13,391,526)	(157,899,097)	(120,238,740)	(1,354,090,765)

		(315,536,225)		(1,648,858,438)

Net increase in net assets resulting from capital share transactions		169,403,169		150,150,518

Total increase in net assets		183,497,718		224,820,761

Net assets
Beginning of period		2,663,655,809		2,438,835,048

End of period		$2,847,153,527		$2,663,655,809

[1]	For the period from July 31, 2018 (commencement of class operations) to June 30, 2019

The accompanying notes are an integral part of these financial statements.

Wells Fargo Intermediate Tax/AMT-Free Fund  |  43

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2019 (unaudited)	Year ended June 30
CLASS A		2019	2018	2017	2016	2015
Net asset value, beginning of period	$11.66	$11.31	$11.46	$11.89	$11.47	$11.53
Net investment income	0.13	0.28	0.27	0.27	0.26	0.25
Net realized and unrealized gains (losses) on investments	0.06	0.35	(0.15)	(0.42)	0.42	(0.06)

Total from investment operations	0.19	0.63	0.12	(0.15)	0.68	0.19
Distributions to shareholders from
Net investment income	(0.13)	(0.28)	(0.27)	(0.27)	(0.26)	(0.25)
Net realized gains	0.00	0.00	0.00	(0.01)	0.00	0.00

Total distributions to shareholders	(0.13)	(0.28)	(0.27)	(0.28)	(0.26)	(0.25)
Net asset value, end of period	$11.72	$11.66	$11.31	$11.46	$11.89	$11.47
Total return[1]	1.63%	5.67%	1.08%	(1.27)%	5.99%	1.68%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.80%	0.80%	0.79%	0.80%	0.80%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	2.17%	2.47%	2.38%	2.31%	2.23%	2.19%
Supplemental data
Portfolio turnover rate	4%	14%	14%	19%	14%	38%
Net assets, end of period (000s omitted)	$266,811	$263,113	$287,408	$359,649	$556,673	$214,880

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

44  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2019 (unaudited)	Year ended June 30
CLASS C		2019	2018	2017	2016	2015
Net asset value, beginning of period	$11.66	$11.31	$11.46	$11.89	$11.47	$11.53
Net investment income	0.08	0.20	0.19	0.18	0.17	0.17
Net realized and unrealized gains (losses) on investments	0.07	0.35	(0.15)	(0.42)	0.42	(0.06)

Total from investment operations	0.15	0.55	0.04	(0.24)	0.59	0.11
Distributions to shareholders from
Net investment income	(0.09)	(0.20)	(0.19)	(0.18)	(0.17)	(0.17)
Net realized gains	0.00	0.00	0.00	(0.01)	0.00	0.00

Total distributions to shareholders	(0.09)	(0.20)	(0.19)	(0.19)	(0.17)	(0.17)
Net asset value, end of period	$11.72	$11.66	$11.31	$11.46	$11.89	$11.47
Total return[1]	1.24%	4.88%	0.32%	(2.01)%	5.20%	0.92%
Ratios to average net assets (annualized)
Gross expenses	1.54%	1.55%	1.55%	1.54%	1.55%	1.55%
Net expenses	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%
Net investment income	1.42%	1.73%	1.63%	1.56%	1.48%	1.44%
Supplemental data
Portfolio turnover rate	4%	14%	14%	19%	14%	38%
Net assets, end of period (000s omitted)	$22,773	$26,737	$35,421	$44,462	$56,601	$56,703

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Intermediate Tax/AMT-Free Fund  |  45

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2019 (unaudited)	Year ended June 30, 2019[1]
CLASS R6
Net asset value, beginning of period	$11.67	$11.33
Net investment income	0.15	0.29
Net realized and unrealized gains (losses) on investments	0.07	0.34

Total from investment operations	0.22	0.63
Distributions to shareholders from net investment income	(0.15)	(0.29)
Net asset value, end of period	$11.74	$11.67
Total return[2]	1.87%	5.65%
Ratios to average net assets (annualized)
Gross expenses	0.41%	0.41%
Net expenses	0.40%	0.40%
Net investment income	2.47%	2.75%
Supplemental data
Portfolio turnover rate	4%	14%
Net assets, end of period (000s omitted)	$1,168,747	$996,477

[1]	For the period from July 31, 2018 (commencement of class operations) to June 30, 2019.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

46  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2019 (unaudited)	Year ended June 30
ADMINISTRATOR CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$11.67	$11.32	$11.47	$11.90	$11.48	$11.54
Net investment income	0.14	0.29	0.28	0.28	0.27	0.27
Net realized and unrealized gains (losses) on investments	0.06	0.35	(0.15)	(0.42)	0.42	(0.06)

Total from investment operations	0.20	0.64	0.13	(0.14)	0.69	0.21
Distributions to shareholders from
Net investment income	(0.14)	(0.29)	(0.28)	(0.28)	(0.27)	(0.27)
Net realized gains	0.00	0.00	0.00	(0.01)	0.00	0.00

Total distributions to shareholders	(0.14)	(0.29)	(0.28)	(0.29)	(0.27)	(0.27)
Net asset value, end of period	$11.73	$11.67	$11.32	$11.47	$11.90	$11.48
Total return[1]	1.68%	5.77%	1.18%	(1.17)%	6.09%	1.78%
Ratios to average net assets (annualized)
Gross expenses	0.73%	0.74%	0.73%	0.73%	0.74%	0.74%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	2.27%	2.57%	2.48%	2.39%	2.33%	2.29%
Supplemental data
Portfolio turnover rate	4%	14%	14%	19%	14%	38%
Net assets, end of period (000s omitted)	$193,132	$177,742	$183,624	$309,793	$802,527	$773,770

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Intermediate Tax/AMT-Free Fund  |  47

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2019 (unaudited)	Year ended June 30
INSTITUTIONAL CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$11.68	$11.33	$11.47	$11.91	$11.49	$11.55
Net investment income	0.14	0.31	0.30	0.30	0.29	0.29
Net realized and unrealized gains (losses) on investments	0.07	0.35	(0.14)	(0.43)	0.42	(0.06)

Total from investment operations	0.21	0.66	0.16	(0.13)	0.71	0.23
Distributions to shareholders from
Net investment income	(0.15)	(0.31)	(0.30)	(0.30)	(0.29)	(0.29)
Net realized gains	0.00	0.00	0.00	(0.01)	0.00	0.00

Total distributions to shareholders	(0.15)	(0.31)	(0.30)	(0.31)	(0.29)	(0.29)
Net asset value, end of period	$11.74	$11.68	$11.33	$11.47	$11.91	$11.49
Total return[1]	1.75%	5.93%	1.42%	(1.10)%	6.26%	1.97%
Ratios to average net assets (annualized)
Gross expenses	0.46%	0.47%	0.47%	0.47%	0.47%	0.47%
Net expenses	0.45%	0.45%	0.45%	0.45%	0.44%	0.42%
Net investment income	2.42%	2.72%	2.64%	2.58%	2.49%	2.47%
Supplemental data
Portfolio turnover rate	4%	14%	14%	19%	14%	38%
Net assets, end of period (000s omitted)	$1,195,692	$1,199,588	$1,932,382	$1,814,841	$1,260,636	$878,585

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

48  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Intermediate Tax/AMT-Free Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Wells Fargo Intermediate Tax/AMT-Free Fund  |  49

Notes to financial statements (unaudited)

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2019, the aggregate cost of all investments for federal income tax purposes was $2,679,613,169 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$145,249,540

Gross unrealized losses	(1,798,923)

Net unrealized gains	$143,450,617

As of June 30, 2019, the Fund had capital loss carryforwards which consisted of $9,449,449 in short-term capital losses and $22,944,773 in long-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Municipal obligations	$0	$2,823,063,786	$0	$2,823,063,786

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended December 31, 2019, the Fund did not have any transfers into/out of Level 3.

50  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Notes to financial statements (unaudited)

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $500 million	0.400%

Next $500 million	0.375

Next $2 billion	0.350

Next $2 billion	0.325

Next $5 billion	0.290

Over $10 billion	0.280

For the six months ended December 31, 2019, the management fee was equivalent to an annual rate of 0.36% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.16%

Class R6	0.03

Administrator Class	0.10

Institutional Class	0.08

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through October 31, 2020 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.70% for Class A shares, 1.45% for Class C shares, 0.40% for Class R6 shares, 0.60% for Administrator Class shares, and 0.45% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

Wells Fargo Intermediate Tax/AMT-Free Fund  |  51

Notes to financial statements (unaudited)

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2019, Funds Distributor received $3,250 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2019.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $98,550,000 and $63,145,000 in interfund purchases and sales, respectively, during the six months ended December 31, 2019.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2019 were $344,129,558 and $100,625,511, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended December 31, 2019, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

In March 2017, FASB issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08

shortens the amortization period for certain callable debt securities held at a premium and requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount and discounts will continue to be accreted to the maturity date of the security. ASU 2017-08 is effective for fiscal years beginning after December 15, 2018 and for interim periods within those fiscal years. During the current reporting period, management of the Fund adopted the change in accounting policy which did not have a material impact to the Fund’s financial statements.

52  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo Intermediate Tax/AMT-Free Fund  |  53

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 149 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

54  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock[3] (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo Intermediate Tax/AMT-Free Fund  |  55

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Michelle Rhee[4] (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy[5] (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 64 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 85 funds and Assistant Treasurer of 64 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

[3]	Pamela Wheelock was re-appointed to the Board effective January 1, 2020.

[4]	Michelle Rhee became Chief Legal Officer effective October 22, 2019.

[5]	Catherine Kennedy became Secretary effective October 22, 2019.

56  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Appendix (unaudited)

Effective on or about May 1, 2020, if you purchase Fund shares through a Janney Montgomery Scott LLC (“Janney”) brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end sales charge* waivers on Class A shares available at Janney

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

Shares acquired through a right of reinstatement.

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
CDSC waivers on Class A and Class C shares available at Janney

Shares sold upon the death or disability of the shareholder.

Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

Shares purchased in connection with a return of excess contributions from an IRA account.

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

Shares acquired through a right of reinstatement.

Shares exchanged into the same share class of a different fund.
Front-end sales charge* discounts available at Janney; breakpoints, rights of accumulation and/or letters of intent

Breakpoints as described in the Fund’s Prospectus.

Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

*	Also referred to as an “initial sales charge.”

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved.

PAR-0120-02391 02-20

SA251/SAR251 12-19

Semi-Annual Report

December 31, 2019

Wells Fargo Municipal Bond Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

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The views expressed and any forward-looking statements are as of December 31, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Municipal Bond Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“After periods of volatility, investors regrouped midway through the year, sentiment turned positive, and U.S. equity markets advanced in July.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Municipal Bond Fund for the six-month period that ended December 31, 2019. Despite periods of market volatility, the year was strongly positive for financial markets as supportive central banks more than offset concerns over slowing global economic growth and international trade tensions.

Overall, both fixed-income and equity investors enjoyed healthy returns. For the period, U.S. stocks, based on the S&P 500 Index,1 gained 10.92% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 6.96%. The MSCI EM Index (Net)3 gained 7.09%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 2.45%, the Bloomberg Barclays Global Aggregate ex-USD Index5 returned 0.09%, the Bloomberg Barclays Municipal Bond Index6 gained 2.32%, and the ICE BofA U.S. High Yield Index7 added 3.86%.

Sentiment turned positive, driven by central bank support.

After periods of volatility, investors regrouped midway through the year, sentiment turned positive, and U.S. equity markets advanced in July. The gains, primarily driven by geopolitical and monetary policy events, pushed equity markets to new highs. European Central Bank President Mario Draghi indicated the bank was ready to cut rates or buy more assets to prop up inflation if needed. President Trump backed off of tariff threats against Mexico and China. The U.S. Federal Reserve (Fed) implemented a 0.25% federal funds rate cut in July.

Throughout the summer, U.S.-China trade tensions simmered. Major U.S. stock market indices closed July with the worst weekly results of the year. Bond prices gained as Treasury yields fell to multiyear lows, and the yield curve inverted at multiple points along the 30-year arc.

Evidence of a continued global economic slowdown mounted, and central banks in China, New Zealand, and Thailand cut interest rates. Industrial and manufacturing data declined in China, Canada, Japan, and Germany. Adding to global uncertainty, Italy’s prime minister resigned, many feared a crackdown in Hong Kong as protestors sustained their calls for reform, and Boris Johnson planned to suspend Parliament as Brexit’s deadline neared.

In the U.S., the Fed cut interest rates a second time in September. U.S. manufacturing data disappointed investors. The U.S. Congress announced it would pursue an impeachment investigation of President Trump. Meanwhile, the Brexit impasse showed no signs of resolution. Officials in China warned of the negative economic impact of tariffs and trade restrictions. Although the S&P 500 Index finished the third quarter with the best year-to-date returns in more than 20 years, concerns about future returns remained.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2020. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Municipal Bond Fund

Letter to shareholders (unaudited)

The fourth quarter started on a strong note, with a relaxing of U.S.-China trade tensions in October along with renewed optimism for a U.K. Brexit deal and positive macroeconomic data. The initial estimate of U.S. third-quarter gross domestic product growth was a 1.9% annualized rate, while the U.S. unemployment rate fell to a 50-year low of 3.5% in September. However, despite resilience among U.S. consumers, business confidence declined while manufacturing activity contracted. Concerned with a potential economic slowdown, the Fed lowered interest rates another quarter point in late October, its third rate cut in four months. This helped push the S&P 500 Index to a new all-time high, while emerging market equities rallied and global bonds declined overall, reflecting a broad pickup in risk appetite.

Equity markets continued to rally in November despite ongoing geopolitical risks. Hopes for a U.S.-China trade deal buoyed investor confidence. U.S. business sentiment improved slightly, and manufacturing and services activity picked up. Throughout the month, central bank actions were on hold. With that positive backdrop, developed market equities outpaced those in emerging markets, and U.S. stocks outperformed non-U.S. stocks overall. While consumer confidence and purchasing manager activity rose in the eurozone, China reported weakening manufacturing and consumer data. Bond yields rose marginally, leading to slightly negative returns for global government and investment-grade corporate bonds.

Financial markets ended the year on a strong note, with the U.S. and China reaching a Phase One trade deal, with some details to be worked out. That, along with the landslide election win by the pro-Brexit U.K. Conservative Party and ongoing central bank support, gave investors a greater sense of certainty. U.S. economic indicators were broadly positive, with the exception of manufacturing activity and business confidence. Consumer confidence was resilient, fed by a robust labor market, tame inflation, and lower interest rates, which boosted housing affordability and homebuyer activity. The impeachment of U.S. President Donald Trump, while historically noteworthy, had little impact on markets. Meanwhile, slowing Chinese economic activity, due in part to the trade war, led to further government stimulus at year-end through lower reserve ratios, allowing banks to lend more money.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“Financial markets ended the year on a strong note, with the U.S. and China reaching a Phase One trade deal”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Municipal Bond Fund  |  3

Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Wendy Casetta

Terry J. Goode

Robert J. Miller

Average annual total returns (%) as of December 31, 2019

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (WMFAX)	4-8-2005	2.35	2.70	4.59	7.17	3.64	5.07	0.78	0.75

Class C (WMFCX)	4-8-2005	5.37	2.87	4.29	6.37	2.87	4.29	1.53	1.50

Class R6 (WMBRX)[3]	7-31-2018	–	–	–	7.55	3.96	5.39	0.40	0.40

Administrator Class (WMFDX)	4-8-2005	–	–	–	7.33	3.78	5.23	0.72	0.60

Institutional Class (WMBIX)	3-31-2008	–	–	–	7.50	3.95	5.38	0.45	0.45

Bloomberg Barclays Municipal Bond Index[4]	–	–	–	–	7.54	3.53	4.34	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/ or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

4  |  Wells Fargo Municipal Bond Fund

Performance highlights (unaudited)

Effective maturity distribution as of December 31, 2019[5]

Credit quality as of December 31, 2019[6]

[1]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through October 31, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.75% for Class A, 1.50% for Class C, 0.43% for Class R6, 0.60% for Administrator Class, and 0.48% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Class R6 shares would be higher.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	Amounts are calculated based on the long-term total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[6]

The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/ or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

Wells Fargo Municipal Bond Fund  |  5

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2019 to December 31, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2019	Ending account value 12-31-2019	Expenses paid during the period¹	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,020.93	$3.81	0.75%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	$3.81	0.75%

Class C

Actual	$1,000.00	$1,017.10	$7.61	1.50%

Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$7.61	1.50%

Class R6

Actual	$1,000.00	$1,022.78	$1.98	0.39%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.18	$1.98	0.39%

Administrator Class

Actual	$1,000.00	$1,021.70	$3.05	0.60%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$3.05	0.60%

Institutional Class

Actual	$1,000.00	$1,022.54	$2.24	0.44%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.92	$2.24	0.44%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal Obligations: 99.42%

Alabama: 1.78%

GO Revenue: 0.06%
Birmingham AL CAB Series A1	5.00%	3-1-2045	$3,000,000	$3,466,560

Health Revenue: 0.35%
Alabama Health Care Authority for Baptist Health Series B ø	1.96	11-1-2042	16,200,000	16,200,000
UAB Medicine Finance Authority Series B	5.00	9-1-2034	1,000,000	1,259,880
UAB Medicine Finance Authority Series B	5.00	9-1-2035	1,000,000	1,256,030

				18,715,910

Miscellaneous Revenue: 0.85%
Alabama Federal Aid Highway Finance Authority Series A	5.00	6-1-2037	14,000,000	17,038,560
Alabama Federal Aid Highway Finance Authority Series A	5.00	9-1-2035	24,000,000	28,745,040

				45,783,600

Utilities Revenue: 0.41%
Southeast Alabama Gas Supply District Project #1 Series A	4.00	4-1-2049	1,410,000	1,529,568
Southeast Alabama Gas Supply District Project #2 Series A	4.00	6-1-2049	19,200,000	20,932,608

				22,462,176

Water & Sewer Revenue: 0.11%
Jefferson County AL CAB Series B (AGM Insured) ¤	0.00	10-1-2025	710,000	619,014
Jefferson County AL CAB Series B (AGM Insured) ¤	0.00	10-1-2026	3,000,000	2,447,340
Jefferson County AL CAB Series B (AGM Insured) ¤	0.00	10-1-2029	4,115,000	2,730,179

				5,796,533

				96,224,779

Alaska: 0.25%

Health Revenue: 0.25%
Alaska IDA Tanana Chiefs Conference Project	5.00	10-1-2033	1,930,000	2,347,922
Alaska Industrial Development & Export Authority Loan Anticipation Notes YKHC Project	3.50	12-1-2020	11,300,000	11,313,560

				13,661,482

Arizona: 1.63%

Education Revenue: 0.45%
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	5.75	6-15-2038	1,085,000	1,133,695
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	5.88	6-15-2048	2,435,000	2,543,771
Phoenix AZ IDA Legacy Traditional Schools Project Series A 144A	6.50	7-1-2034	2,000,000	2,306,820
Phoenix AZ IDA Rowan University Project Series 2012	5.25	6-1-2034	1,000,000	1,079,260
Pima County AZ IDA New Plan Learning Project Series A	7.75	7-1-2035	7,390,000	7,317,874
Pima County AZ IDA New Plan Learning Project Series A	8.13	7-1-2041	6,395,000	6,324,591
Pima County AZ IDA Noah Webster Schools-Pima Project	7.00	12-15-2043	3,225,000	3,639,219

				24,345,230

Health Revenue: 0.17%
Arizona Health Facilities Authority Revenue Bond Banner Health Series 2012A	4.00	1-1-2043	5,565,000	5,744,360
Tempe AZ IDA Friendship Village Project Series A	5.25	12-1-2020	1,000,000	1,027,980

The accompanying notes are an integral part of these financial statements.

Wells Fargo Municipal Bond Fund  |  7

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Health Revenue (continued)
Tempe AZ IDA Friendship Village Project Series A	5.38%	12-1-2021	$1,000,000	$1,059,080
Tempe AZ IDA Friendship Village Project Series A	5.50	12-1-2022	1,000,000	1,060,440

				8,891,860

Miscellaneous Revenue: 0.71%
Arizona Board Regents Certificates Refunding University Arizona Series C	5.00	6-1-2028	3,250,000	3,523,033
Navajo Nation AZ Refunding Bond Series A 144A	5.50	12-1-2030	7,275,000	8,261,708
Phoenix AZ Civic Improvement Corporation Junior Lien Refunding Bond	5.00	7-1-2034	8,805,000	10,579,208
Phoenix AZ Civic Improvement Corporation Series A	5.00	7-1-2034	13,875,000	16,300,073

				38,664,022

Resource Recovery Revenue: 0.06%
Yavapai County AZ IDA Waste Management Incorporated Project	2.80	6-1-2027	3,200,000	3,257,408

Utilities Revenue: 0.24%
Maricopa County AZ PCR Public Service Company of New Mexico Palo Verde Project Series B	5.20	6-1-2043	100,000	101,476
Mesa AZ Series A	5.00	7-1-2043	10,550,000	13,078,202

				13,179,678

				88,338,198

Arkansas: 0.16%

Housing Revenue: 0.16%
Arkansas Development Finance Authority MFHR Maple Place Apartments (HUD Insured)	1.53	10-1-2023	8,900,000	8,907,476

California: 4.56%

Airport Revenue: 1.06%
Los Angeles CA Department of Airports AMT Subordinate Revenue Bond	5.00	5-15-2034	1,750,000	2,074,485
Los Angeles CA Department of Airports Subordinate Revenue Bonds	4.00	5-15-2036	2,000,000	2,206,400
Los Angeles CA Department of Airports Subordinate Revenue Bonds Series A	5.25	5-15-2048	15,000,000	18,234,150
San Francisco CA City & County Airport Commission San Francisco International Airport Series B	5.00	5-1-2046	30,000,000	34,601,100

				57,116,135

Education Revenue: 0.13%
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13	8-1-2043	2,230,000	2,518,763
University of California Series K	4.00	5-15-2046	3,880,000	4,252,674

				6,771,437

GO Revenue: 0.69%
Alhambra CA Unified School District CAB Election of 2008 Series B (AGC Insured) ¤	0.00	8-1-2031	7,500,000	5,815,500
Alhambra CA Unified School District CAB Election of 2008 Series B (AGM Insured) ¤	0.00	8-1-2031	2,175,000	1,686,495
Alhambra CA Unified School District CAB Election of 2008 Series B (AGM Insured) ¤	0.00	8-1-2032	3,795,000	2,856,231
Alhambra CA Unified School District CAB Election of 2008 Series B (AGM Insured) ¤	0.00	8-1-2034	5,000,000	3,530,450
Alhambra CA Unified School District CAB Election of 2008 Series B (AGM Insured) ¤	0.00	8-1-2035	6,700,000	4,585,145

The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

GO Revenue (continued)
Colton CA Unified School District CAB Series B (AGM Insured) ¤	0.00%	8-1-2031	$1,000,000	$768,330
Colton CA Unified School District CAB Series B (AGM Insured) ¤	0.00	8-1-2032	1,000,000	744,260
Colton CA Unified School District CAB Series B (AGM Insured) ¤	0.00	8-1-2033	1,000,000	721,480
Compton CA Community College District CAB Election of 2002 Series C ¤	0.00	8-1-2032	2,515,000	1,798,854
Compton CA Community College District CAB Election of 2002 Series C ¤	0.00	8-1-2033	2,000,000	1,382,360
El Monte CA Union High School District CAB Election of 2008 (AGM Insured) ¤	0.00	6-1-2030	2,000,000	1,595,320
El Monte CA Union High School District CAB Election of 2008 (AGM Insured) ¤	0.00	6-1-2031	2,000,000	1,545,380
El Monte CA Union High School District CAB Election of 2008 (AGM Insured) ¤	0.00	6-1-2032	1,660,000	1,244,519
El Monte CA Union High School District CAB Election of 2008 (AGM Insured) ¤	0.00	6-1-2033	1,230,000	890,397
Ontario Montclair CA School District CAB (AGC Insured) ¤	0.00	8-1-2028	1,500,000	1,264,485
Ontario Montclair CA School District CAB (AGC Insured) ¤	0.00	8-1-2030	2,000,000	1,585,840
San Diego CA Unified School District CAB Series C ¤	0.00	7-1-2031	2,000,000	1,548,920
San Diego CA Unified School District CAB Series C ¤	0.00	7-1-2033	1,000,000	726,070
San Diego CA Unified School District CAB Series C ¤	0.00	7-1-2034	2,000,000	1,413,540
Wiseburn CA School District CAB Election of 2010 Series B (AGM Insured) ¤	0.00	8-1-2034	2,530,000	1,770,494

				37,474,070

Health Revenue: 0.42%
California Statewide CDA Sutter Health Series A	6.00	8-15-2042	4,900,000	5,053,566
San Buenaventura CA Community Mental Health System	6.25	12-1-2020	2,000,000	2,081,520
University of California Regents University Medical Center Pooled Revenue Bonds 2016 Series L	5.00	5-15-2047	3,885,000	4,499,646
University of California Regents University Medical Center Pooled Revenue Bonds Series L	4.00	5-15-2037	10,025,000	11,144,793

				22,779,525

Housing Revenue: 0.09%
California Community Housing Agency Essential Housing Revenue Verdant At Green Valley Series A 144A	5.00	8-1-2049	1,000,000	1,129,840
California HFA Municipal Certificates Series 2019 Class A	4.00	3-20-2033	3,250,000	3,716,538

				4,846,378

Industrial Development Revenue: 0.26%
California Municipal Finance Authority Special Facility Revenue United Airlines Incorporated	4.00	7-15-2029	2,750,000	3,125,623
California PCFA Solid Waste Disposal Revenue AMT Subordinated Green Bond Calplant Project I 144A	7.50	12-1-2039	8,620,000	8,201,499
California PCFA Solid Waste Disposal AMT Green Bond Calplant Project I 144A	8.00	7-1-2039	2,900,000	2,922,475

				14,249,597

Miscellaneous Revenue: 0.53%
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2046	8,500,000	9,621,830
California Public Works Board Judicial Council Project Series A	5.00	3-1-2031	3,260,000	3,629,488
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2027	2,095,000	1,827,762
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2028	4,450,000	3,773,155
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2029	4,520,000	3,715,033
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2031	2,185,000	1,679,216
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2032	2,000,000	1,490,400
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2033	4,295,000	3,090,553

				28,827,437

The accompanying notes are an integral part of these financial statements.

Wells Fargo Municipal Bond Fund  |  9

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax Revenue: 0.56%
Mizuho Tender Option Bond Trust Receipts/Floater Certificates Series 2019-MIZ9002 (Mizuho Bank Limited LOC) 144Aø	1.81%	3-1-2021	$15,000,000	$15,000,000
Mizuho Tender Option Bond Trust Receipts/Floater Certificates Series 2019-MIZ9003 (Mizuho Bank Limited LOC) 144Aø	1.81	3-1-2036	13,000,000	13,000,000
Norco CA Redevelopment Agency Tax Refunding Redevelopment Bond Project Area #1	6.00	3-1-2036	1,120,000	1,128,915
San Diego County CA Regional Transportation Commission Limited Tax Series A	5.00	4-1-2048	915,000	1,075,994

				30,204,909

Transportation Revenue: 0.45%
Bay Area CA Toll Authority Toll Bridge Series A (SIFMA Municipal Swap +1.25%) ±	2.86	4-1-2036	23,545,000	24,546,840

Utilities Revenue: 0.37%
M-S-R California Energy Authority Gas Series B	6.13	11-1-2029	15,805,000	20,158,171

				246,974,499

Colorado: 4.16%

Airport Revenue: 0.42%
Denver CO City & County Airport System Revenue Series 2012A	5.00	12-1-2034	12,855,000	16,941,605
Denver CO City & County Airport System Revenue Series 2012A	5.00	12-1-2037	3,130,000	3,780,602
Denver CO City & County Airport System Revenue Series 2012B	5.00	11-15-2030	2,000,000	2,196,740

				22,918,947

Education Revenue: 0.88%
Colorado Board of Governors State University Enterprise System Revenue Bonds Series 2013C	5.25	3-1-2033	725,000	819,178
Colorado Board of Governors State University Enterprise System Revenue Prerefunded Bond Series 2018 E-1	5.00	3-1-2040	555,000	658,702
Colorado Board of Governors State University Enterprise System Revenue Prerefunded Bond Series E-1	5.00	3-1-2040	390,000	461,799
Colorado Board of Governors State University Enterprise System Revenue Unrefunded Bond Series 2018 E-1	5.00	3-1-2040	1,055,000	1,257,950
Colorado ECFA Alexander Dawson School LLC Project	5.00	2-15-2040	1,000,000	1,003,730
Colorado ECFA Charter School Aspen Ridge School Project Series 2015A 144A	4.13	7-1-2026	515,000	534,694
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series A	6.00	12-15-2037	3,380,000	3,560,086
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series B-2	7.00	12-15-2046	3,940,000	4,290,778
Colorado ECFA Charter School Ben Franklin Academy Project	5.00	7-1-2036	750,000	850,838
Colorado ECFA Charter School Collegiate Project (AGC Insured)	5.25	6-15-2024	1,140,000	1,142,759
Colorado ECFA Charter School Community Leadership Academy Second Campus Project	7.00	8-1-2033	1,190,000	1,335,692
Colorado ECFA Charter School District Montessori Charter School Project	5.00	7-15-2037	1,150,000	1,237,032
Colorado ECFA Charter School Pinnacle High School Project Series 2009	5.13	12-1-2039	500,000	500,535
Colorado ECFA Charter School Refunding and Improvement Bonds Skyview Academy Project 2014 144A	4.13	7-1-2024	500,000	514,455
Colorado ECFA Charter School Refunding and Improvement Bonds University Laboratory School Project 2015	5.00	12-15-2028	600,000	678,642
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	7.50	9-1-2033	5,015,000	6,149,293
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	8.00	9-1-2043	5,930,000	7,365,119

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Education Revenue (continued)
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	8.13%	9-1-2048	$3,795,000	$4,730,392
Colorado ECFA Charter School Twin Peaks Charter Academy	6.50	3-15-2043	1,290,000	1,339,807
Colorado ECFA Refunding Bonds The University Corporation for Atmosphere Research Project Series 2010	5.00	9-1-2032	1,265,000	1,297,131
Colorado ECFA Refunding Bonds The University Corporation for Atmosphere Research Project Series B	5.00	9-1-2030	1,770,000	1,927,512
Colorado ECFA Union Colony School Project Revenue Bond Series 2018	5.00	4-1-2048	715,000	830,101
Colorado PFA Charter School Highline Academy Project	6.25	12-15-2020	80,000	83,835
Colorado PFA Charter School Highline Academy Project	6.75	12-15-2025	455,000	478,910
Colorado PFA Charter School Highline Academy Project	7.38	12-15-2040	4,010,000	4,242,781

				47,291,751

GO Revenue: 0.41%
Arapahoe County CO Copperleaf Metropolitan District #2	5.75	12-1-2045	500,000	522,245
Arapahoe County CO Littleton Metropolitan School District #6	5.50	12-1-2043	9,900,000	12,574,089
Aurora CO Cornerstar Metropolitan District Refunding Bond Series A	5.25	12-1-2047	1,000,000	1,057,870
Aurora CO Park 70 Metropolitan District	5.00	12-1-2046	1,000,000	1,104,320
Broadway Station Metropolitan District #3 Series A	5.00	12-1-2049	1,250,000	1,307,400
Colorado International Center Metropolitan District #3 Refunding Bonds	4.63	12-1-2031	635,000	651,377
Colorado Parker Homestead Metropolitan District Refunding & Improvement Bonds Series 2016	5.63	12-1-2044	1,000,000	1,057,200
Thompson Crossing Metropolitan District #4 Refunding & Improvement Bonds	5.00	12-1-2049	2,125,000	2,261,043
Weld County CO Eaton Area Park & Recreation District Series 2015	5.50	12-1-2038	1,075,000	1,139,790
Wheatlands CO Metropolitan District #2 Refunding Bond (BAM Insured)	5.00	12-1-2030	500,000	589,625

				22,264,959

Health Revenue: 0.35%
Aspen Valley Hospital District Refunding Bonds Series 2012	5.00	10-15-2033	600,000	640,818
Colorado Health Facilities Authority Commonspirit Health Series A2	5.00	8-1-2038	4,000,000	4,775,400
Colorado Health Facilities Authority Evangelical Lutheran Good Samaritan Society Series 2015A	5.00	6-1-2040	1,000,000	1,197,920
Colorado Health Facilities Authority Frasier Meadows Retirement Community Project Series 2017A	5.25	5-15-2047	1,000,000	1,122,390
Colorado Health Facilities Authority Sisters Leavenworth Series A	5.00	1-1-2040	5,000,000	5,000,000
Colorado Health Facilities Authority Sisters of Charity Leavenworth Health System Series 2013A	5.50	1-1-2035	1,000,000	1,142,980
Colorado Health Facilities Authority Sunny Vista Living Center Series 2015A 144A	5.00	12-1-2025	670,000	717,684
Colorado Health Facility Authority Hospital Revenue Series A	4.00	11-15-2043	3,500,000	3,907,400
Denver CO Health & Hospital Authority Refunding Bonds Series 2017A 144A	5.00	12-1-2034	500,000	600,205

				19,104,797

Miscellaneous Revenue: 0.49%
Aurora CO E-470 Public Highway Authority CAB Series A (National Insured) ¤	0.00	9-1-2034	4,000,000	2,686,120
Colorado Bridge Enterprise Revenue	4.00	12-31-2029	2,705,000	3,059,680
Colorado Bridge Enterprise Revenue	4.00	6-30-2030	3,115,000	3,514,374
Colorado Bridge Enterprise Revenue	4.00	6-30-2031	665,000	747,334
Colorado Regional Transportation District Certificate of Participation Series 2010A	5.38	6-1-2031	2,500,000	2,540,650
Colorado Regional Transportation District Certificate of Participation Series 2014A	5.00	6-1-2044	2,000,000	2,202,880
Denver CO School District #1 Certificate of Participation Series B	5.00	12-15-2035	1,000,000	1,178,870
Denver CO School District #1 Certificate of Participation Series B	5.00	12-15-2045	1,200,000	1,386,744

The accompanying notes are an integral part of these financial statements.

Wells Fargo Municipal Bond Fund  |  11

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Miscellaneous Revenue (continued)
Fremont County CO Finance Corporation Certificate of Participation Series 2013	5.25%	12-15-2038	$1,265,000	$1,351,728
Longmont CO Certificate of Participation Series 2014	5.00	12-1-2034	1,000,000	1,123,240
Platte Valley CO Fire Protection District Series 2012	5.00	12-1-2036	325,000	343,181
Westminster CO Certificate of Participation Series 2015A	5.00	12-1-2035	2,000,000	2,349,580
Westminster CO Public Schools Certificate of Participation Series 2019 (AGM Insured)	5.00	12-1-2048	3,500,000	4,183,130

				26,667,511

Tax Revenue: 1.27%
Commerce City CO Sales & Use Tax Revenue Bonds Series 2014 (AGM Insured)	5.00	8-1-2044	1,250,000	1,403,550
Colorado Park Creek Metropolitan District Refunding Bonds Series A	5.00	12-1-2045	500,000	565,505
Colorado Regional Transportation District Fastracks Project Revenue Bonds Series 2013A	5.00	11-1-2031	1,000,000	1,099,990
Denver CO City & County Refunding & Improvement Bonds Series A	5.00	8-1-2044	3,000,000	3,528,570
Regional Transportation District Colorado Fastracks Project Series A	5.00	11-1-2041	50,945,000	60,495,150
Thornton CO Development Authority East 144th Avenue & I-25 Project Series B	5.00	12-1-2034	1,375,000	1,586,984

				68,679,749

Transportation Revenue: 0.15%
Colorado E-470 Public Highway Authority CAB Series B (National Insured) ¤	0.00	9-1-2022	4,600,000	4,426,304
Colorado High Performance Transportation Enterprise US 36 & I-25 Managed Lanes	5.75	1-1-2044	3,360,000	3,635,755

				8,062,059

Utilities Revenue: 0.06%
Colorado Springs CO Utilities System Improvement Bonds Series 2013 B-2	5.00	11-15-2038	3,000,000	3,369,390

Water & Sewer Revenue: 0.13%
Aurora CO Water Revenue Refunding Bond First Lien	5.00	8-1-2046	5,000,000	5,930,000
East Cherry Creek Valley CO Water & Sanitation District	5.00	11-15-2032	750,000	888,750

				6,818,750

				225,177,913

Connecticut: 0.79%

Education Revenue: 0.03%
Connecticut HEFA University of Hartford Series N	5.00	7-1-2031	75,000	91,142
Connecticut HEFA University of Hartford Series N	5.00	7-1-2032	550,000	663,592
Connecticut HEFA University of Hartford Series N	5.00	7-1-2033	470,000	563,648
Connecticut HEFA University of Hartford Series N	5.00	7-1-2034	450,000	538,308

				1,856,690

GO Revenue: 0.16%
Hamden CT BAN	5.00	8-15-2026	1,235,000	1,358,883
Hartford CT Series A	5.00	4-1-2028	3,165,000	3,501,946
Hartford CT Series B	5.00	4-1-2025	1,220,000	1,359,263
Hartford CT Series B	5.00	4-1-2026	1,470,000	1,634,228
Hartford CT Series B	5.00	4-1-2027	1,000,000	1,109,060

				8,963,380

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue: 0.10%
Connecticut General Obligation Bonds 2012 Series E	5.00%	9-15-2032	$4,860,000	$5,268,240

Tax Revenue: 0.50%
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series 2014A	5.00	9-1-2028	10,105,000	11,682,896
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series 2018B	5.00	10-1-2036	5,000,000	6,096,950
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series 2018B	5.00	10-1-2037	7,500,000	9,104,700

				26,884,546

				42,972,856

Delaware: 0.27%

Education Revenue: 0.19%
Delaware EDA Odyssey Charter School Incorporated Project Series A 144A	7.00	9-1-2045	7,500,000	8,110,575
Kent County DE Charter School Incorporated Project	7.38	5-1-2037	2,110,000	2,238,457

				10,349,032

Transportation Revenue: 0.08%
Delaware Transportation Authority U.S. 301 Project	5.00	6-1-2055	3,950,000	4,496,917

				14,845,949

District of Columbia: 0.73%

Education Revenue: 0.03%
District of Columbia Cesar Chavez Public Charter School	6.50	11-15-2021	1,560,000	1,575,522

GO Revenue: 0.11%
District of Columbia Series A	5.00	6-1-2037	5,000,000	6,048,450

Miscellaneous Revenue: 0.29%
District of Columbia Revenue Refunding Bonds National Public Radio Incorporated	4.00	4-1-2033	3,400,000	3,703,586
District of Columbia Series A	5.00	10-15-2044	10,000,000	12,282,200

				15,985,786

Tax Revenue: 0.30%
District of Columbia Income Tax Secured Series G	5.00	12-1-2036	15,000,000	15,993,600

				39,603,358

Florida: 6.29%

Airport Revenue: 1.63%
Broward County FL Airport System Revenue Bond AMT Series 2015A	5.00	10-1-2036	12,440,000	14,393,329
Broward County FL Port Facilities Revenue AMT Series B	4.00	9-1-2039	10,000,000	11,082,700
Greater Orlando FL Aviation Authority AMT Series A	5.00	10-1-2046	3,000,000	3,467,760
Hillsborough County FL Aviation Authority Revenue Tampa International Airport Series A	5.00	10-1-2048	7,000,000	8,284,430
Hillsborough County FL Aviation Authority Revenue Tampa International Airport Series B	5.00	10-1-2040	1,000,000	1,144,480
Hillsborough County FL Aviation Authority Revenue Tampa International Airport Series E	5.00	10-1-2048	10,000,000	11,877,900
Hillsborough County FL Aviation Authority Revenue Tampa International Airport Series F	5.00	10-1-2048	17,000,000	20,562,350

The accompanying notes are an integral part of these financial statements.

Wells Fargo Municipal Bond Fund  |  13

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Airport Revenue (continued)
Jacksonville FL Port Authority Series B	5.00%	11-1-2044	$4,080,000	$4,915,176
Jacksonville FL Port Authority Series B	5.00	11-1-2048	9,870,000	11,833,044
Miami-Dade County FL Seaport AMT Series B	6.00	10-1-2033	500,000	578,570

				88,139,739

Education Revenue: 0.56%
Capital Trust Agency Florida Educational Facilities Revenue Renaissance Charter School Incorporated 144A	5.00	6-15-2039	3,610,000	3,804,976
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A	8.50	6-15-2044	13,290,000	15,331,078
Florida Higher Educational Facilities Authority Jacksonville University Project Series A-1 144A	5.00	6-1-2048	2,000,000	2,229,220
Lakeland FL Educational Facilities Authority Florida Southern College Project Series A	5.00	9-1-2025	530,000	575,543
Lakeland FL Educational Facilities Authority Florida Southern College Project Series A	5.00	9-1-2028	1,195,000	1,290,755
Pinellas County FL Educational Facilities Authority Barry University Project	5.00	10-1-2027	1,600,000	1,697,808
Seminole County FL IDA Choices in Learning Series A	6.20	11-15-2026	1,380,000	1,439,782
Seminole County FL IDA Choices in Learning Series A	7.38	11-15-2041	3,525,000	3,706,996

				30,076,158

GO Revenue: 0.60%
Miami-Dade County FL School District	5.00	3-15-2046	15,000,000	17,400,900
Miami-Dade County FL Series 2014-A	5.00	7-1-2043	12,935,000	15,183,491

				32,584,391

Health Revenue: 0.77%
ACTS Retirement Life Communities Incorporated Obligated Group Escambia County Health Facilities Authority Refunding Bonds Series 2003B (AGC Insured, TD Bank NA SPA) ø	1.70	11-15-2029	1,365,000	1,365,000
Atlantic Beach FL Health Care Facilities Fleet Landing Project Series B	5.63	11-15-2043	5,000,000	5,552,550
Collier County FL IDA NCH Healthcare System Project	6.25	10-1-2039	17,015,000	17,998,467
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project	6.00	11-1-2038	2,500,000	2,375,000
Lee County FL IDA Shell Point Alliance	5.00	11-15-2049	6,350,000	7,261,924
Lee County FL Memorial Health System Series B ø	1.77	4-1-2049	7,000,000	7,000,000

				41,552,941

Housing Revenue: 0.30%
Florida Housing Finance Corporation Journet Place Apartments Series 1	7.60	12-15-2047	790,000	962,978
Florida Housing Finance Corporation Villa Capri Phase III	7.60	12-15-2042	2,595,000	2,685,098
Volusia County FL Educational Facility Authority Embry-Riddle Aeronautical University %%	5.00	10-15-2044	2,500,000	3,018,250
Volusia County FL Educational Facility Authority Embry-Riddle Aeronautical University %%	5.00	10-15-2049	8,000,000	9,628,640

				16,294,966

Industrial Development Revenue: 0.04%
Florida Development Finance Corporation 144A	5.00	5-1-2029	2,000,000	2,213,520

Miscellaneous Revenue: 0.44%
CityPlace Florida Community Development District	5.00	5-1-2022	1,000,000	1,078,520
Collier County FL School Board Refunding Bond Certificate of Participation (AGM Insured)	5.25	2-15-2021	1,000,000	1,045,810
Hillsborough County FL Communications Services	5.00	10-1-2038	8,000,000	9,373,760

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Miscellaneous Revenue (continued)
Indigo FL Community Development District Series C ††	1.40%	5-1-2030	$2,248,150	$1,573,705
Lakeside Plantation FL Community Development District Series A	6.95	5-1-2031	1,041,000	1,042,499
Marshall Creek Florida Community Development District ††	5.00	5-1-2032	1,865,000	1,803,231
Marshall Creek Florida Community Development District	6.32	5-1-2045	120,000	115,026
Orlando FL Capital Improvement Special Revenue Series B	5.00	10-1-2033	1,525,000	1,764,440
Orlando FL Capital Improvement Special Revenue Series B	5.00	10-1-2035	1,680,000	1,941,055
Orlando FL Capital Improvement Special Revenue Series B	5.00	10-1-2036	1,765,000	2,035,910
Pinellas County FL IDA Drs. Kiran & Pallavi Patel Project	5.00	7-1-2039	2,000,000	2,322,980

				24,096,936

Resource Recovery Revenue: 0.08%
Florida Development Finance Corporation Solid Waste AMT Pro USA Incorporated 144A	5.00	8-1-2029	4,000,000	4,262,520

Tax Revenue: 0.75%
Florida Board of Education Public Education Refunding Capital Outlay Series D	4.00	6-1-2031	8,000,000	8,463,440
Florida Board of Public Education Series B	4.00	6-1-2037	4,000,000	4,617,240
Florida Board of Public Education Series B	4.00	6-1-2039	4,910,000	5,630,886
Florida Board of Public Education Series E	4.00	6-1-2036	8,740,000	10,125,203
Florida Board of Public Education Series E	5.00	6-1-2031	10,065,000	11,950,980

				40,787,749

Transportation Revenue: 0.18%
Florida Department of Transportation Series A (AGM Insured)	4.00	7-1-2038	4,170,000	4,753,466
Osceola County FL Transportation Revenue Refunding Bonds and Improvement Osceola Parkway Series 2019A-1%%	5.00	10-1-2044	2,000,000	2,415,940
Osceola County FL Transportation Revenue Refunding Bonds and Improvement Osceola Parkway Series 2019A-1%%	5.00	10-1-2049	2,250,000	2,700,923

				9,870,329

Utilities Revenue: 0.10%
Jacksonville FL Electric Authority Subordinate Revenue Bonds 2012 Series A	4.00	10-1-2031	5,040,000	5,174,770

Water & Sewer Revenue: 0.84%
Broward County FL Water and Sewer Utility Revenue Series A	5.00	10-1-2038	20,000,000	25,134,200
Daytona Beach FL Refunding & Improvement Bonds Project (AGM Insured)	5.00	11-1-2031	1,155,000	1,266,527
Daytona Beach FL Refunding & Improvement Bonds Project (AGM Insured)	5.00	11-1-2032	1,465,000	1,604,541
Florida Keys Aqueduct Authority Series A	5.00	9-1-2041	2,750,000	3,191,348
North Sumter County FL Utility Dependent District (BAM Insured)	5.00	10-1-2044	3,000,000	3,633,510
North Sumter County FL Utility Dependent District	5.00	10-1-2049	3,250,000	3,889,958
Viera East Florida Community Development District Water Management Project (National Insured)	5.75	5-1-2020	2,020,000	2,043,533
Viera East Florida Community Development District Water Management Project (National Insured)	5.75	5-1-2021	2,140,000	2,240,537
Viera East Florida Community Development District Water Management Project (National Insured)	5.75	5-1-2022	2,265,000	2,453,856

				45,458,010

				340,512,029

Georgia: 2.77%

Education Revenue: 0.18%
Cobb County GA Development Authority Charter Learning Center Foundation Central Project Series A ††	4.38	7-1-2025	1,705,000	1,481,594

The accompanying notes are an integral part of these financial statements.

Wells Fargo Municipal Bond Fund  |  15

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Education Revenue (continued)
Georgia Private Colleges & Universities Authority Mercer University Project	5.00%	10-1-2040	$5,000,000	$5,578,200
Georgia Private Colleges & Universities Authority Series A	5.25	10-1-2027	2,655,000	2,821,761

				9,881,555

Energy Revenue: 0.08%
Municipal Electric Authority of GA Project I Series A	5.00	1-1-2044	3,580,000	4,232,169

Health Revenue: 0.10%
Fulton County GA Development Authority Hospital Revenue Bond Series A	5.00	4-1-2047	2,250,000	2,604,038
The Glynn-Brunswick Memorial Hospital Authority Revenue Anticipation Certificates Series 2015	5.00	8-1-2034	2,580,000	2,927,965

				5,532,003

Transportation Revenue: 0.12%
Georgia Road & Tollway Authority CAB I-75 South Expressway Lanes Project Series A 144A¤	0.00	6-1-2034	3,750,000	1,639,575
Georgia Road & Tollway Authority CCAB I-75 South Expressway Lanes Project Series B 144A¤	0.00	6-1-2049	5,600,000	4,641,392

				6,280,967

Utilities Revenue: 2.29%
Appling County GA Development Authority Oglethorpe Power Corporation Hatch Project	2.40	1-1-2038	16,530,000	16,565,044
Bartow County GA Development Authority Pollution Control Georgia Power Company Plant Bowen Project	2.75	12-1-2032	20,000,000	20,640,000
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project	2.93	11-1-2053	14,750,000	15,432,335
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project Series 2	2.93	11-1-2048	10,000,000	10,462,600
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series F	3.00	11-1-2045	5,000,000	5,134,300
Georgia Municipal Electric Authority Power Series EE (Ambac Insured)	7.25	1-1-2024	400,000	484,872
Main Street Natural Gas Incorporated Georgia Gas Project Series A (Royal Bank of Canada LIQ)	4.00	3-1-2023	1,000,000	1,080,550
Main Street Natural Gas Incorporated Georgia Gas Project Series A	5.00	5-15-2032	3,745,000	4,598,748
Main Street Natural Gas Incorporated Georgia Gas Project Series B	4.00	8-1-2049	20,000,000	22,306,400
Main Street Natural Gas Incorporated Georgia Gas Project Series C	4.00	8-1-2048	15,000,000	16,352,250
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series A (Royal Bank of Canada LIQ)	4.00	4-1-2048	2,900,000	3,148,124
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series B (1 Month LIBOR +0.75%) ±	1.90	4-1-2048	5,100,000	5,111,628
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project M	5.00	1-1-2037	1,100,000	1,313,532
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project M	5.00	1-1-2038	1,100,000	1,308,362

				123,938,745

				149,865,439

Guam: 0.05%

Airport Revenue: 0.01%
Guam Port Authority Private Activity-AMT Bond Series 2018B	5.00	7-1-2030	500,000	604,080

Housing Revenue: 0.00%
Guam Housing Corporation Guaranteed Mortgage-Backed Securities Series A (FHLMC Insured)	5.75	9-1-2031	60,000	61,787

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax Revenue: 0.02%
Guam Government Business Privilege Tax Series A	5.00%	1-1-2031	$1,000,000	$1,046,820

Water & Sewer Revenue: 0.02%
Guam Government Waterworks Authority Series 2013	5.25	7-1-2023	1,000,000	1,117,930

				2,830,617

Hawaii: 0.41%

Airport Revenue: 0.36%
Hawaii Airports System Revenue Series A	5.00	7-1-2048	7,000,000	8,300,810
Hawaii AMT Series A	5.00	7-1-2041	9,500,000	10,857,930

				19,158,740

GO Revenue: 0.05%
Hawaii Prerefunded Bond Series DZ	5.00	12-1-2031	1,670,000	1,794,148
Hawaii Unrefunded Bond Series DZ	5.00	12-1-2031	1,030,000	1,106,570

				2,900,718

				22,059,458

Idaho: 0.09%

Education Revenue: 0.09%
Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Project Series A	5.75	12-1-2032	500,000	540,545
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	5.85	5-1-2033	670,000	703,105
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	6.25	5-1-2043	1,365,000	1,432,800
Idaho Housing & Finance Association Liberty Charter School Series A	6.00	6-1-2038	500,000	501,020
Idaho Housing & Finance Association Nonprofit CAB North Star Charter School Series B 144A¤	0.00	7-1-2049	1,276,564	248,943
Idaho Housing & Finance Association Nonprofit North Star Charter School Series A	6.75	7-1-2048	1,322,876	1,440,096

				4,866,509

Illinois: 12.78%

Airport Revenue: 0.56%
Chicago IL O’Hare International Airport AMT Passenger Facility Charge Series B	5.00	1-1-2026	5,000,000	5,348,550
Chicago IL O’Hare International Airport AMT Senior Lien Series C	5.50	1-1-2044	4,000,000	4,418,240
Chicago IL O’Hare International Airport Customer Facility Charge Senior Lien (AGM Insured)	5.50	1-1-2043	4,530,000	5,047,100
Chicago IL O’Hare International Airport Customer Facility Charge Senior Lien Series D	5.75	1-1-2043	4,500,000	5,018,445
Chicago IL O’Hare International Airport Senior Lien Series B	5.00	1-1-2039	8,000,000	9,447,760
Chicago IL O’Hare International Airport Transportation Infrastructure Properties Obligated Group	5.00	7-1-2038	1,000,000	1,174,590

				30,454,685

Education Revenue: 0.43%
Illinois Finance Authority Charter Schools Project Series A	6.25	9-1-2039	7,955,000	8,848,267
Illinois Finance Authority Charter Schools Refunding & Improvement Bonds Series A	6.88	10-1-2031	1,570,000	1,667,576

The accompanying notes are an integral part of these financial statements.

Wells Fargo Municipal Bond Fund  |  17

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Education Revenue (continued)
Illinois Finance Authority Student Housing Illinois State University	6.75%	4-1-2031	$8,000,000	$8,549,680
University of Illinois Auxiliary Facilities Systems CAB Series A (National Insured) ¤	0.00	4-1-2026	2,355,000	2,066,866
University of Illinois Auxiliary Facilities Systems CAB Series A (National Insured) ¤	0.00	4-1-2027	2,435,000	2,076,544

				23,208,933

GO Revenue: 3.63%
Champaign & Piatt Counties IL School Series A (AGM Insured)	5.00	10-1-2021	1,890,000	2,009,845
Chicago IL Board of Education CAB City Colleges (National Insured) ¤	0.00	1-1-2025	9,935,000	8,799,827
Chicago IL Board of Education CAB School Reform Series A (National Insured) ¤	0.00	12-1-2020	1,000,000	980,620
Chicago IL Board of Education CAB School Reform Series B-1 (National Insured) ¤	0.00	12-1-2023	2,930,000	2,680,628
Chicago IL Board of Education CAB School Reform Series B-1 (National Insured) ¤	0.00	12-1-2026	4,245,000	3,563,593
Chicago IL CAB City Colleges (National Insured) ¤	0.00	1-1-2030	5,995,000	4,455,184
Chicago IL CAB Project & Refunding Bond Series C (AGM Insured) ¤	0.00	1-1-2026	7,360,000	6,396,870
Chicago IL Neighborhoods Alive 21 Program Series B	5.50	1-1-2032	1,285,000	1,459,811
Chicago IL Neighborhoods Alive 21 Program Series B	5.50	1-1-2034	1,500,000	1,698,765
Chicago IL Series A (National Insured)	5.00	1-1-2029	3,835,000	3,847,694
Chicago IL Series A	5.50	1-1-2034	7,175,000	8,125,759
Chicago IL Series A	5.50	1-1-2035	1,715,000	1,939,442
Chicago IL Series A (AGM Insured)	5.00	1-1-2028	9,075,000	9,105,129
Chicago IL Series A	5.50	1-1-2033	12,730,000	14,434,929
Cook County IL Series A	5.25	11-15-2022	3,000,000	3,095,910
Cook County IL Series C (AGM Insured)	5.00	11-15-2024	4,240,000	4,659,718
Cook County IL Series C	5.00	11-15-2025	3,490,000	3,808,602
Cook County IL Series C	5.00	11-15-2027	325,000	353,850
Cook County IL Series G	5.00	11-15-2028	27,320,000	28,094,795
Illinois (AGM Insured)	5.00	4-1-2026	3,000,000	3,365,580
Illinois	5.50	1-1-2030	2,900,000	3,538,203
Illinois Series 1 (National Insured)	6.00	11-1-2026	3,200,000	3,734,944
Illinois Series A (AGM Insured)	5.00	4-1-2024	3,000,000	3,310,560
Kane, Cook & DuPage Counties IL Refunding Bond Series D	5.00	1-1-2028	810,000	915,138
Kane, Cook & DuPage Counties IL Refunding Bond Series D	5.00	1-1-2033	2,000,000	2,219,380
Kane, Cook & DuPage Counties IL School District #46 CAB Series B (Ambac Insured) ¤	0.00	1-1-2023	8,215,000	7,883,607
Kane, Cook & DuPage Counties IL School District #46 CAB Series B (Ambac Insured) ¤	0.00	1-1-2023	16,725,000	15,940,096
Kane, Cook & DuPage Counties IL School District #46 Elgin Refunding Bond Series D	5.00	1-1-2035	1,850,000	2,045,841
Kendall, Kane & Will Counties IL CAB School District #308 (AGM Insured) ¤	0.00	2-1-2025	805,000	730,964
Kendall, Kane & Will Counties IL CAB School District #308 (AGM Insured) ¤	0.00	2-1-2026	5,050,000	4,472,179
Kendall, Kane & Will Counties IL CAB School District #308 (AGM Insured) ¤	0.00	2-1-2027	12,050,000	10,387,100
Lake County IL School District #24 Millburn CAB (National Insured) ¤	0.00	1-1-2024	2,000,000	1,841,360
Lake County IL School District #38 Big Hollow CAB (Ambac Insured) ¤	0.00	2-1-2020	1,250,000	1,247,888
Lake County IL School District #38 Big Hollow CAB (Ambac Insured) ¤	0.00	2-1-2021	1,325,000	1,292,882
Lake County IL School District #38 Big Hollow CAB (Ambac Insured) ¤	0.00	2-1-2024	5,385,000	4,844,346
Lake County IL Township High School District #126 Zion-Benton CAB (National Insured) ¤	0.00	2-1-2020	910,000	908,844
McHenry & Kane Counties IL Community Consolidated School District #158	5.63	1-15-2032	2,500,000	2,692,800
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (AGM/FGIC Insured) ¤	0.00	1-1-2023	755,000	714,457
Metropolitan Water Reclamation District of Greater Chicago Refunding Bond Series C	5.25	12-1-2032	1,500,000	2,002,260

The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

GO Revenue (continued)
Tazewell County IL School District #51 (National Insured)	9.00%	12-1-2023	$350,000	$445,858
Will & Cook Counties IL Lincoln-Way Community High School District #210 CAB Series B ¤	0.00	1-1-2032	400,000	275,420
Will & Cook Counties IL Lincoln-Way Community High School District #210 Refunding Bond Series A	5.00	1-1-2028	500,000	534,945
Will County IL Community Unit School (National Insured) ¤	0.00	11-1-2020	2,110,000	2,081,325
Will County IL Community Unit School District #201 Crete-Monee Prerefunded Bond CAB (National Insured) ¤	0.00	11-1-2023	430,000	405,632
Will County IL Community Unit School District #201 Crete-Monee Unrefunded Bond CAB (National Insured) ¤	0.00	11-1-2023	1,070,000	991,708
Will County IL Lincoln-Way Community High School District #210 CAB Series B ¤	0.00	1-1-2033	2,830,000	1,865,904
Will County IL Lincoln-Way Community High School District #210 Unrefunded Bond CAB (AGM Insured) ¤	0.00	1-1-2026	7,000,000	6,098,400

				196,298,592

Health Revenue: 0.14%
Illinois Finance Authority Centegra Health System Project	5.00	9-1-2020	1,465,000	1,501,522
Illinois Finance Authority Friendship Village of Schaumberg	5.00	2-15-2022	1,680,000	1,705,855
Illinois Finance Authority Lutheran Life Communities	5.00	11-1-2049	1,000,000	1,067,970
Illinois Finance Authority Prerefunded Bonds Advocate Health	4.00	6-1-2047	1,895,000	2,023,045
Illinois Finance Authority Unrefunded Bonds Advocate Health	4.00	6-1-2047	1,105,000	1,136,393

				7,434,785

Miscellaneous Revenue: 1.05%
Chicago IL Board of Education Series C	5.00	12-1-2020	4,600,000	4,725,994
Chicago IL Board of Education Series C	5.00	12-1-2021	7,240,000	7,621,114
Chicago IL Certificate of Participation River Point Plaza Redevelopment Project Series A 144A	4.84	4-15-2028	5,250,000	5,325,968
Illinois	5.00	8-1-2024	2,000,000	2,139,360
Illinois	5.00	8-1-2025	6,165,000	6,587,364
Illinois	5.25	7-1-2030	2,500,000	2,725,225
Illinois	5.50	7-1-2025	6,000,000	6,648,840
Illinois	5.50	7-1-2026	4,450,000	4,927,307
Illinois Public Improvement Series 2013	5.50	7-1-2038	4,000,000	4,377,040
Illinois Series 2017D	5.00	11-1-2022	5,935,000	6,406,358
Illinois Series C	5.00	11-1-2029	4,500,000	5,150,430

				56,635,000

Tax Revenue: 5.51%
Chicago IL Motor Fuel Refunding Bond	5.00	1-1-2026	4,000,000	4,292,400
Chicago IL Motor Fuel Refunding Bond	5.00	1-1-2028	1,000,000	1,067,310
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2024	680,000	736,488
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2025	2,595,000	2,794,659
Chicago IL Refunding Bonds Series 2002	5.00	1-1-2028	4,430,000	5,236,614
Chicago IL Refunding Bonds Series 2002	5.00	1-1-2029	1,500,000	1,773,120
Chicago IL Series A	5.25	1-1-2038	6,000,000	6,483,660
Chicago IL Transit Authority Sales Tax Receipts Bonds (AGM Insured)	5.00	12-1-2044	4,000,000	4,516,000
Chicago IL Transit Authority Sales Tax Receipts Bonds	5.00	12-1-2046	18,250,000	20,574,320
Cook County IL Sales Tax Revenue Bonds Series 2012	5.00	11-15-2037	2,500,000	2,677,300
Illinois Regional Transportation Authority (AGM Insured)	5.75	6-1-2023	400,000	445,852
Illinois Regional Transportation Authority Series A	5.00	6-1-2044	22,840,000	25,318,140
Illinois Regional Transportation Authority Series A (AGM Insured)	5.75	6-1-2034	19,000,000	26,029,810
Illinois Regional Transportation Authority Series A (National Insured)	6.00	7-1-2027	10,620,000	13,352,420
Illinois Regional Transportation Authority Series A (National Insured)	6.00	7-1-2033	5,000,000	6,966,800

The accompanying notes are an integral part of these financial statements.

Wells Fargo Municipal Bond Fund  |  19

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Tax Revenue (continued)
Illinois Regional Transportation Authority Series B (National Insured)	5.50%	6-1-2027	$16,455,000	$19,744,848
Illinois Sales Tax Revenue Bond Junior Obligation Tax Exempt Series A (BAM Insured)	4.00	6-15-2034	2,000,000	2,178,880
Illinois Sales Tax Revenue Bond Junior Obligation Tax Exempt Series A (BAM Insured)	4.13	6-15-2037	1,945,000	2,118,650
Illinois Sales Tax Revenue Build Illinois Bond	5.00	6-15-2029	3,000,000	3,121,650
Illinois Sales Tax Revenue Build Illinois Bonds Junior Obligation Series C	4.00	6-15-2029	10,580,000	11,320,388
Illinois Sales Tax Securitization Series A	5.00	1-1-2038	3,000,000	3,478,950
Illinois Sales Tax Securitization Series C	5.00	1-1-2022	2,000,000	2,124,820
Illinois Sales Tax Securitization Series C	5.00	1-1-2023	2,500,000	2,731,575
Illinois Sales Tax Securitization Series C	5.00	1-1-2024	2,500,000	2,795,175
Illinois Sales Tax Series C	4.00	6-15-2031	5,000,000	5,300,050
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2022	2,295,000	2,183,578
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2026	2,030,000	1,726,596
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2021	7,705,000	7,491,109
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2024	17,570,000	15,883,280
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2025	2,575,000	2,262,112
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2025	3,745,000	4,239,602
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2026	4,775,000	5,391,596
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2027	8,845,000	9,959,647
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2028	4,030,000	4,525,368
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.25	6-15-2032	3,500,000	3,928,575
Illinois Tender Option Bond Trust Receipts/Certificates Series 2019-XF0779 (BAM Insured, TD Bank NA LIQ) 144Aø	1.69	1-1-2048	500,000	500,000
Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2017-XG0108 (Barclays Bank plc LOC, Barclays Bank plc LIQ) 144Aø	1.76	4-1-2046	3,210,000	3,210,000
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) ¤	0.00	12-15-2026	12,245,000	10,387,923
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) ¤	0.00	12-15-2030	25,700,000	18,642,780
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) ¤	0.00	6-15-2031	10,035,000	7,140,404
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) ¤	0.00	12-15-2031	9,800,000	6,838,538
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B (National Insured) ¤	0.00	6-15-2029	12,085,000	9,324,182
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B	5.00	12-15-2028	5,000,000	5,345,950
Southwestern Illinois Development Authority Local Government Program Collinsville Limited	5.00	3-1-2025	2,360,000	1,967,744

				298,128,863

Tobacco Revenue: 0.06%
Railsplitter IL Tobacco Settlement Authority	5.00	6-1-2024	3,000,000	3,449,310

Transportation Revenue: 0.28%
Chicago IL Public Building Commission Transit Authority (Ambac Insured)	5.25	3-1-2025	2,960,000	3,399,027
Chicago IL Public Building Commission Transit Authority (Ambac Insured)	5.25	3-1-2027	3,400,000	4,008,294

The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Transportation Revenue (continued)
Illinois Toll Highway Authority	5.00%	1-1-2031	$5,000,000	$6,364,950
Illinois Toll Highway Authority Toll Senior Series B	5.00	1-1-2039	1,500,000	1,673,475

				15,445,746

Utilities Revenue: 0.32%
Illinois Municipal Electric Agency Power Supply System Series A	5.00	2-1-2030	7,000,000	8,172,010
Illinois Municipal Electric Agency Power Supply System Series A	5.00	2-1-2031	8,000,000	9,306,640

				17,478,650

Water & Sewer Revenue: 0.80%
Chicago IL Second Lien	5.00	11-1-2029	4,600,000	5,002,546
Chicago IL Wastewater Refunding Second Lien Bond Series C	5.00	1-1-2039	5,000,000	5,535,200
Chicago IL Wastewater Transmission Second Lien Series 2012	5.00	1-1-2027	5,000,000	5,307,650
Chicago IL Wastewater Transmission Second Lien Series 2014	5.00	1-1-2039	11,525,000	12,657,677
Chicago IL Waterworks Second Lien (AGM Insured)	5.25	11-1-2032	3,250,000	3,942,543
Chicago IL Waterworks Second Lien Series 2012	5.00	11-1-2030	5,000,000	5,426,900
Illinois Finance Authority Clean Water Initiative	4.00	7-1-2038	5,000,000	5,685,900

				43,558,416

				692,092,980

Indiana: 0.93%

Health Revenue: 0.32%
Indiana Finance Authority Health System Revenue Bonds Franciscan Alliance Incorporated Obligated Group Series C	4.00	11-1-2033	12,885,000	14,331,986
Indiana HFFA Ascension Health Credit Group	5.00	11-15-2034	2,750,000	3,242,553

				17,574,539

Industrial Development Revenue: 0.32%
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A	5.00	7-1-2035	9,970,000	10,958,226
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A	5.00	7-1-2040	2,470,000	2,705,169
Valparaiso IN Pratt Paper LLC Project	5.88	1-1-2024	745,000	809,122
Whiting IN	5.00	3-1-2046	2,500,000	2,751,125

				17,223,642

Miscellaneous Revenue: 0.18%
Carmel IN Local Public Improvement Multipurpose Bonds	5.00	7-15-2031	6,000,000	7,191,720
Hobart Industry Building Corporation First Mortgage	4.00	7-15-2035	2,295,000	2,588,508

				9,780,228

Tax Revenue: 0.09%
Indianapolis IN Industry Local Public Improvement Bond Bank Community Justice Campus Courthouse & Jail Project	5.00	2-1-2049	4,000,000	4,861,680

Utilities Revenue: 0.02%
Tender Option Bond Trust Receipts/Floater Certificates Series 2015-XF0115 (JPMorgan Chase & Company LIQ) 144Aø	1.89	8-1-2020	875,000	875,000

				50,315,089

The accompanying notes are an integral part of these financial statements.

Wells Fargo Municipal Bond Fund  |  21

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Iowa: 0.11%

GO Revenue: 0.04%
Altoona IA Annual Appropriation Urban Renewal Series C	5.00%	6-1-2031	$1,805,000	$2,115,911

Industrial Development Revenue: 0.07%
Iowa Finance Authority Midwestern Disaster Area Project (Korea Development Bank LOC) ø	1.92	4-1-2022	4,000,000	4,000,000

				6,115,911

Kansas: 1.11%

Housing Revenue: 0.14%
Kansas Development Finance Authority MFHR Woodland Village Apartments Project Series J	1.68	7-1-2022	7,250,000	7,271,243

Miscellaneous Revenue: 0.22%
Overland Park KS Development Corporation Revenue Refunding Bonds And Improvement Convention Center	5.00	3-1-2039	3,395,000	3,991,535
Overland Park KS Development Corporation Revenue Refunding Bonds And Improvement Convention Center	5.00	3-1-2044	6,710,000	7,849,157

				11,840,692

Tax Revenue: 0.75%
Kansas Department of Transportation Series C	4.00	9-1-2030	6,650,000	7,099,673
Kansas Department of Transportation Series C	4.00	9-1-2031	10,000,000	10,670,600
Kansas Department of Transportation Series C	4.00	9-1-2032	7,500,000	8,000,175
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A¤	0.00	9-1-2034	35,395,000	14,995,446

				40,765,894

				59,877,829

Kentucky: 1.76%

Health Revenue: 0.23%
Kentucky EDFA Norton Healthcare Incorporated Series B (National Insured) ¤	0.00	10-1-2024	9,260,000	8,343,816
Kentucky EDFA Norton Healthcare Incorporated Series B (National Insured) ¤	0.00	10-1-2028	5,140,000	4,117,448

				12,461,264

Transportation Revenue: 0.14%
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2030	2,000,000	1,363,100
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2031	2,780,000	1,755,014
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2032	2,500,000	1,466,200
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series C ¤	0.00	7-1-2033	1,000,000	1,142,600
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series C ¤	0.00	7-1-2034	1,505,000	1,718,921

				7,445,835

The accompanying notes are an integral part of these financial statements.

22  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities Revenue: 1.39%
Kentucky Public Energy Authority Gas Supply Series A1	4.00%	12-1-2049	$7,750,000	$8,590,178
Kentucky Public Energy Authority Gas Supply Series A2	4.00	4-1-2048	8,000,000	8,707,200
Kentucky Public Energy Authority Gas Supply Series B	4.00	1-1-2049	15,750,000	17,391,780
Kentucky Public Energy Authority Gas Supply Series C	4.00	12-1-2049	15,000,000	16,612,500
Kentucky Public Energy Authority Gas Supply Series C1	4.00	2-1-2050	21,000,000	24,010,560

				75,312,218

				95,219,317

Louisiana: 0.64%

Airport Revenue: 0.28%
New Orleans LA Aviation Board AMT Series B (AGM Insured)	5.00	1-1-2033	3,000,000	3,422,490
New Orleans LA Aviation Board AMT Series B	5.00	1-1-2034	4,500,000	5,117,670
New Orleans LA Aviation Board General Airport North Terminal Project Series 2017B	5.00	1-1-2048	1,145,000	1,309,811
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2036	1,250,000	1,498,550
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2037	1,750,000	2,092,650
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2038	1,500,000	1,786,965

				15,228,136

GO Revenue: 0.03%
New Orleans LA (FGIC Insured)	5.50	12-1-2021	1,405,000	1,480,645

Industrial Development Revenue: 0.11%
St. John the Baptist Parish Louisiana Series A	2.20	6-1-2037	6,000,000	6,051,720

Miscellaneous Revenue: 0.18%
Louisiana Local Government Environmental Facilities and CDA Jefferson Parish Gomesa Project 144A	4.00	11-1-2044	2,000,000	2,024,260
Louisiana Series D	4.00	9-1-2032	7,005,000	7,829,979

				9,854,239

Water & Sewer Revenue: 0.04%
Shreveport LA Series B (AGM Insured)	4.00	12-1-2036	730,000	824,374
Shreveport LA Series B (AGM Insured)	4.00	12-1-2044	1,000,000	1,101,250

				1,925,624

				34,540,364

Maryland: 1.01%

Education Revenue: 0.33%
Maryland Economic Development Corporation Salisbury University Project	5.00	6-1-2027	235,000	251,560
Maryland Economic Development Corporation Salisbury University Project	5.00	6-1-2030	200,000	213,012
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A	5.75	8-1-2033	1,585,000	1,672,603
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A 144A	6.90	8-1-2041	8,480,000	9,231,498
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A	7.00	8-1-2046	6,085,000	6,651,331

				18,020,004

The accompanying notes are an integral part of these financial statements.

Wells Fargo Municipal Bond Fund  |  23

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing Revenue: 0.44%
Maryland CDA Department of Housing & Community Multifamily Development Bay Country Apartments 144A	2.52%	2-1-2021	$9,000,000	$9,052,470
Maryland CDA Department of Housing & Community Multifamily Development Huntington Apartments Series C 144A	2.34	4-1-2021	7,000,000	7,037,590
Maryland CDA Department of Housing & Community Multifamily Development Park View Woodlawn Series E	2.41	5-1-2021	7,450,000	7,492,614

				23,582,674

Miscellaneous Revenue: 0.24%
Baltimore MD Public Schools Construction & Revitalization Program	5.00	5-1-2041	6,000,000	7,015,680
Howard County MD Certificate of Participation Agricultural Land Preservation #90-23 Series A	8.00	8-15-2020	290,000	300,747
Maryland State and Local Facilities Loan Series A	4.00	8-1-2030	5,000,000	5,816,000

				13,132,427

				54,735,105

Massachusetts: 3.72%

Education Revenue: 0.06%
Lowell MA Collegiate Charter School Revenue	5.00	6-15-2039	1,000,000	1,073,380
Lowell MA Collegiate Charter School Revenue	5.00	6-15-2049	1,750,000	1,864,940
Massachusetts Educational Financing Authority AMT Series B	5.38	1-1-2020	75,000	75,000
Massachusetts Educational Financing Authority Series I	6.00	1-1-2028	455,000	455,419

				3,468,739

GO Revenue: 0.20%
Massachusetts	5.00	3-1-2041	7,500,000	8,483,550
Massachusetts Series E	5.25	9-1-2048	1,765,000	2,186,570

				10,670,120

Miscellaneous Revenue: 0.21%
Massachusetts Series A	5.00	12-1-2036	10,850,000	11,587,800

Tax Revenue: 1.31%
Massachusetts Series D	4.00	5-1-2036	15,000,000	17,192,550
Massachusetts Series F	5.00	11-1-2041	5,000,000	6,076,100
Massachusetts Transportation Fund	5.00	6-1-2048	33,010,000	39,869,808
Massachusetts Transportation Fund Revenue Rail Enhancement & Accelerated Bridge Programs Series A	5.00	6-1-2047	6,485,000	7,714,037

				70,852,495

Water & Sewer Revenue: 1.94%
Massachusetts Water Resources Authority General Revenue Refunding Bonds Series B (AGM Insured)	5.25	8-1-2034	11,000,000	15,600,970
Massachusetts Water Resources Authority General Revenue Refunding Bonds Series B (AGM Insured)	5.25	8-1-2036	26,680,000	38,681,198
Massachusetts Water Resources Authority General Revenue Refunding Bonds Series B (AGM Insured)	5.25	8-1-2037	13,985,000	20,414,324
Massachusetts Water Resources Authority General Revenue Refunding Bonds Series B	5.25	8-1-2038	16,000,000	23,562,400
Massachusetts Water Resources Authority General Revenue Refunding Bonds Series C	5.25	8-1-2042	6,100,000	6,494,853

				104,753,745

				201,332,899

The accompanying notes are an integral part of these financial statements.

24  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Michigan: 4.46%

Airport Revenue: 0.29%
Wayne County MI Airport Authority AMT	5.00%	12-1-2029	$6,000,000	$7,080,660
Wayne County MI Airport Authority AMT	5.00	12-1-2030	7,220,000	8,496,496

				15,577,156

Education Revenue: 0.43%
Michigan Finance Authority Limited Obligation Public School Holly Academy	6.50	10-1-2020	35,000	35,574
Michigan Finance Authority Limited Obligation Public School Holly Academy	8.00	10-1-2040	1,350,000	1,427,598
Michigan Finance Authority Limited Obligation Public School Madison Academy Project Series A	7.50	12-1-2020	75,000	76,841
Michigan Finance Authority Limited Obligation Public School Madison Academy Project Series A	8.00	12-1-2030	1,135,000	1,165,191
Michigan Finance Authority Limited Obligation Public School Madison Academy Project Series A	8.25	12-1-2039	2,220,000	2,276,943
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project 144A	6.50	9-1-2037	3,460,000	2,698,800
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project	8.50	9-1-2029	1,500,000	1,170,000
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project	8.75	9-1-2039	3,500,000	2,730,000
Michigan Public Educational Facilities Authority Limited Obligation Crescent Academy Project	7.00	10-1-2036	1,082,500	1,083,691
Michigan Public Educational Facilities Authority Limited Obligation Madison Academy Project	8.38	12-1-2030	2,085,000	2,147,321
Michigan Public Educational Facilities Authority Limited Obligation Madison Academy Project	8.63	12-1-2039	4,170,000	4,290,680
Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A	6.50	12-15-2036	4,350,000	3,915,000

				23,017,639

GO Revenue: 0.29%
Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2026	1,075,000	1,184,983
Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2028	1,450,000	1,591,114
Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2029	1,350,000	1,480,896
Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2030	1,775,000	1,942,738
Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2031	1,425,000	1,556,656
Wayne County MI Building Improvement Series A	6.75	11-1-2039	8,020,000	8,032,832

				15,789,219

Health Revenue: 0.50%
Michigan Finance Authority Trinity Health Credit Group Series A	5.00	12-1-2047	24,620,000	27,325,738

Miscellaneous Revenue: 1.09%
Michigan Building Authority Refunding Facilities Program Bond Series I	5.00	4-15-2041	13,000,000	15,295,410
Michigan Finance Authority Charter Company Wayne Criminal Justice Center Project	4.00	11-1-2048	6,000,000	6,590,340
Michigan Finance Authority Local Government Loan Program City of Detroit Financial Recovery Refunding Bond Series F	4.50	10-1-2029	7,000,000	7,581,840
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2031	1,340,000	1,525,242
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2032	2,000,000	2,275,100
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2033	2,975,000	3,383,646
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2034	6,615,000	7,522,512
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2039	7,955,000	9,048,892
Michigan Municipal Bond Authority Local Government Loan Program CAB Series G (Ambac Insured) ¤	0.00	5-1-2020	205,000	203,764

The accompanying notes are an integral part of these financial statements.

Wells Fargo Municipal Bond Fund  |  25

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Miscellaneous Revenue (continued)
Michigan Municipal Bond Authority Local Government Loan Program Series A (Ambac Insured)	4.00%	11-1-2021	$80,000	$80,168
Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Ambac Insured)	5.25	12-1-2023	920,000	921,592
Michigan Municipal Bond Authority Local Government Loan Program Series C (Ambac Insured)	4.75	5-1-2027	4,610,000	4,612,812

				59,041,318

Tax Revenue: 0.55%
Detroit MI Downtown Development Authority CAB ¤	0.00	7-1-2020	2,070,000	2,031,436
Detroit MI Downtown Development Authority Tax Increment Revenue Refunding Catalyst Development Project Series A (AGM Insured)	5.00	7-1-2021	400,000	420,492
Michigan Finance Authority Local Government Loan Program Public Lighting Authority Refunding Bond Series B	5.00	7-1-2044	16,845,000	18,441,064
Michigan Finance Authority Refunding Bond Local Government Loan Program Public Lighting Authority Series B	5.00	7-1-2039	7,895,000	8,700,132

				29,593,124

Utilities Revenue: 0.09%
Michigan Strategic Fund Limited Obligation Detroit Edison Company Exempt Facilities Project	1.45	8-1-2029	3,500,000	3,493,700
Michigan Strategic Fund Limited Obligation Detroit Edison Company Exempt Facilities Project Series KT	5.63	7-1-2020	1,200,000	1,224,528

				4,718,228

Water & Sewer Revenue: 1.22%
Great Lakes Michigan Water Authority Sewage Disposal System Series 2016-C	5.00	7-1-2036	8,500,000	9,946,785
Great Lakes Michigan Water Authority Water Supply System Series 2016-D	4.00	7-1-2032	11,000,000	12,025,970
Great Lakes Michigan Water Authority Water Supply System Series 2016-D (AGM Insured)	4.00	7-1-2033	11,000,000	12,027,400
Michigan Finance Authority Local Government Loan Program Detroit Refunding Bond Series D-4	5.00	7-1-2031	6,500,000	7,455,955
Michigan Finance Authority Local Government Loan Program Detroit Refunding Bond Series D-6 (National Insured)	5.00	7-1-2036	3,250,000	3,670,778
Michigan Finance Authority Local Government Loan Program Series C (National Insured)	5.00	7-1-2025	2,000,000	2,313,160
Michigan Finance Authority Local Government Loan Program Series C (National Insured)	5.00	7-1-2026	1,945,000	2,225,352
Michigan Finance Authority Local Government Loan Program Series C (National Insured)	5.00	7-1-2027	2,260,000	2,599,678
Michigan Finance Authority Local Government Loan Program Series C (National Insured)	5.00	7-1-2028	3,480,000	3,991,908
Michigan Finance Authority Local Government Loan Program Series C (National Insured)	5.00	7-1-2032	5,750,000	6,530,793
Michigan Finance Authority Local Government Loan Program Series C	5.00	7-1-2035	2,000,000	2,307,760
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Series D-6 (National Insured)	5.00	7-1-2027	1,000,000	1,150,770

				66,246,309

				241,308,731

Minnesota: 0.41%

Health Revenue: 0.32%
Minneapolis MN Fairview Health Services Series 2018A	4.00	11-15-2048	2,315,000	2,551,246

The accompanying notes are an integral part of these financial statements.

26  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Health Revenue (continued)
Shakopee MN Senior Housing Revenue Benedictine Living Community LLC Project 144A	5.85%	11-1-2058	$14,000,000	$14,899,080

				17,450,326

Utilities Revenue: 0.09%
Rochester MN Electric Utility Revenue Refunding Bond Series A	5.00	12-1-2042	3,895,000	4,594,893

				22,045,219

Mississippi: 0.36%

Industrial Development Revenue: 0.20%
Perry County MS PCR Leaf River Forest Products Incorporated Project (Georgia-Pacific LLC LOC) 144Aø	1.83	2-1-2022	10,575,000	10,575,000

Miscellaneous Revenue: 0.16%
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (AGM Insured)	5.00	9-1-2030	8,155,000	8,825,096

				19,400,096

Missouri: 0.66%

GO Revenue: 0.10%
St. Louis MO Special Administrative Board of The St. Louis School District	4.00	4-1-2030	4,840,000	5,441,467

Miscellaneous Revenue: 0.46%
Kansas City MO IDA Series B (AGM Insured)	5.00	3-1-2049	18,075,000	21,490,271
Kansas City MO IDA Kansas City International Airport Project	5.00	3-1-2039	3,000,000	3,618,600

				25,108,871

Tax Revenue: 0.10%
Blue Springs MO Special Obligation Tax Refunding & Improvement Bonds Adams Farm Project Series A	4.00	6-1-2026	5,355,000	5,463,439

				36,013,777

Nebraska: 0.43%

Utilities Revenue: 0.43%
Central Plains Energy Project Gas Supply Nebraska	4.00	12-1-2049	10,000,000	11,189,800
Central Plains Energy Project Nebraska Refunding Project #3	5.00	9-1-2027	1,020,000	1,103,864
Central Plains Energy Project Nebraska Refunding Project #3	5.00	9-1-2033	6,000,000	7,701,480
Central Plains Energy Project Nebraska Refunding Project #3 Series 2012	5.00	9-1-2042	1,265,000	1,367,971
Central Plains Energy Project Nebraska Refunding Project #3 Series 2012	5.25	9-1-2037	1,800,000	1,957,662

				23,320,777

Nevada: 1.69%

GO Revenue: 1.67%
Clark County NV Refunding Bond Limited Tax	4.00	7-1-2032	6,000,000	6,858,960
Clark County NV School District Series A (AGM Insured)	4.00	6-15-2035	9,585,000	10,629,094
Clark County NV Series A	5.00	6-1-2043	9,360,000	11,291,810
Clark County NV Series A	5.00	5-1-2048	50,115,000	60,279,324
Las Vegas NV Series A	4.00	2-1-2038	1,335,000	1,512,608

				90,571,796

The accompanying notes are an integral part of these financial statements.

Wells Fargo Municipal Bond Fund  |  27

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue: 0.02%
Las Vegas NV Special Improvement District #60 Local Improvement	5.00%	6-1-2022	$385,000	$407,476
Las Vegas NV Special Improvement District #60 Local Improvement	5.00	6-1-2023	305,000	328,564
Las Vegas NV Special Improvement District #60 Local Improvement	5.00	6-1-2024	180,000	196,470

				932,510

				91,504,306

New Jersey: 3.23%

Airport Revenue: 0.03%
South Jersey Port Corporation Marine Terminal Refunding Bond Series 2016S	5.00	1-1-2039	1,350,000	1,521,194

Education Revenue: 0.19%
New Jersey Educational Facilities Authority Higher Education Facilities Trust Fund	5.00	6-15-2025	5,830,000	6,599,968
Rutgers State University Series L	5.00	5-1-2033	3,560,000	4,017,389

				10,617,357

GO Revenue: 0.38%
Bayonne NJ School Refunding Bonds (AGM Insured)	5.00	7-15-2023	2,505,000	2,811,412
Newark NJ Qualified General Improvement Series A	5.00	7-15-2025	5,000,000	5,547,700
Newark NJ Qualified General Improvement Series A	5.00	7-15-2026	2,205,000	2,434,033
Newark NJ Qualified General Improvement Series A	5.00	7-15-2027	6,035,000	6,646,225
Newark NJ Qualified General Improvement Series A	5.25	7-15-2024	1,325,000	1,465,106
Newark NJ Qualified General Improvement Series B	5.00	7-15-2025	385,000	443,120
Newark NJ Qualified General Improvement Series B	5.00	7-15-2026	395,000	453,176
Newark NJ Qualified General Improvement Series B	5.00	7-15-2027	405,000	463,101
Newark NJ Qualified General Improvement Series B	5.25	7-15-2024	375,000	426,645

				20,690,518

Housing Revenue: 0.17%
New Jersey Housing & Mortgage Finance Agency Villa Victoria Apartments Project Series F	2.43	11-1-2021	9,000,000	9,071,460

Miscellaneous Revenue: 0.97%
New Jersey EDA Motor Vehicle Surcharge Revenue Refunding Bond Series A	3.13	7-1-2029	4,275,000	4,338,185
New Jersey EDA Revenue Prerefunded Refunding Bonds School Facilities	5.00	3-1-2026	580,000	627,519
New Jersey EDA Revenue Unrefunded Refunding Bonds School Facilities	5.00	3-1-2026	3,645,000	3,900,296
New Jersey EDA School Facilities Construction Refunding Bond Series NN	5.00	3-1-2026	15,000,000	16,509,450
New Jersey Transportation Trust Fund Authority System Bond Series A	5.00	12-15-2039	1,500,000	1,749,675
New Jersey TTFA Series A (National Insured)	5.75	6-15-2023	2,000,000	2,279,340
New Jersey TTFA Series A (National Insured)	5.75	6-15-2025	10,000,000	12,006,400
Newark NJ Housing Authority Port Authority Port Newark Marine Terminal Rental Refunding Bond Newark Redevelopment Project (National Insured)	5.25	1-1-2024	1,225,000	1,381,151
Newark NJ Housing Authority Port Newark Marine Terminal Rental (National Insured)	5.00	1-1-2032	7,620,000	9,578,721

				52,370,737

Tax Revenue: 0.34%
Gardens NJ Preservation Trust Open & Farmland Series A (AGM Insured)	5.75	11-1-2028	15,000,000	18,775,050

Transportation Revenue: 1.00%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2028	10,100,000	7,946,579
New Jersey TTFA CAB Series A ¤	0.00	12-15-2029	11,875,000	8,987,831

The accompanying notes are an integral part of these financial statements.

28  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Transportation Revenue (continued)
New Jersey TTFA CAB Series A ¤	0.00%	12-15-2031	$4,500,000	$3,173,580
New Jersey TTFA CAB Series A ¤	0.00	12-15-2026	1,150,000	976,258
New Jersey TTFA Series A	5.00	6-15-2042	5,540,000	5,885,807
New Jersey TTFA Series AA	5.00	6-15-2044	1,000,000	1,088,640
New Jersey TTFA Series AA	5.25	6-15-2033	10,000,000	11,034,100
New Jersey TTFA Series B	5.25	6-15-2036	5,575,000	5,844,607
New Jersey TTFA Series C	5.25	6-15-2032	8,000,000	9,103,520

				54,040,922

Water & Sewer Revenue: 0.15%
New Jersey EDA	2.20	10-1-2039	8,000,000	7,964,000

				175,051,238

New Mexico: 0.01%

Housing Revenue: 0.01%
New Mexico Mortgage Finance Authority Single-Family Mortgage Revenue Class I (GNMA/FNMA/FHLMC Insured)	5.35	3-1-2030	400,000	403,792

New York: 8.05%

Airport Revenue: 0.38%
Port Authority of New York & New Jersey Series 205	5.25	11-15-2039	16,580,000	20,668,296

Education Revenue: 0.34%
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	7.65	2-1-2044	3,480,000	3,599,816
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	8.25	2-1-2041	9,375,000	9,766,500
Westchester County NY Local Development Pace University Series B ø	1.83	5-1-2044	5,000,000	5,000,000

				18,366,316

GO Revenue: 0.29%
New York NY Fiscal 2020 Subordinated Bonds Series B-3 ø	1.75	10-1-2046	6,000,000	6,000,000
New York NY Series F-1	5.00	3-1-2032	3,000,000	3,326,550
New York NY Subordinate Bond Series B-3 (Citibank NA LOC) ø	1.68	4-1-2042	6,195,000	6,195,000

				15,521,550

Health Revenue: 0.14%
Nassau County NY Local Economic Catholic Health Services	5.00	7-1-2021	7,000,000	7,367,010

Industrial Development Revenue: 0.13%
New York Liberty Development Corporation Refunding Bond	2.80	9-15-2069	1,000,000	1,007,510
New York Transportation Development Corporation Special Facilities Revenue AMT	5.00	1-1-2036	5,000,000	5,945,900

				6,953,410

Miscellaneous Revenue: 0.03%
New York Tender Option Bond Trust Receipts/Floater Certificates Series 2019-BAML3002 (Bank of America NA LIQ) 144Aø	1.69	1-15-2056	1,737,895	1,737,895

Tax Revenue: 2.44%
New York Dormitory Authority Series A	5.00	2-15-2034	3,790,000	4,544,362
New York Dormitory Authority Series A	5.00	3-15-2033	17,170,000	21,613,939
New York Dormitory Authority Series B Group C	5.00	2-15-2044	14,860,000	17,035,355
New York Dormitory Authority Series B Group C	5.00	2-15-2045	7,330,000	8,399,154

The accompanying notes are an integral part of these financial statements.

Wells Fargo Municipal Bond Fund  |  29

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Tax Revenue (continued)
New York Dormitory Authority Series E	5.00%	2-15-2044	$9,600,000	$11,005,344
New York Dormitory Authority State Personal Income Tax General Purpose Series D %%	4.00	2-15-2047	14,000,000	15,717,940
New York Dormitory Authority State Personal Income Tax Unrefunded Bonds General Purpose Series D	5.00	3-15-2042	1,500,000	1,608,930
New York NY Transitional Finance Authority Building Aid Revenue Fiscal Year 2019 Subordinate Bond Series S 3 A	4.00	7-15-2038	4,500,000	5,097,510
New York NY Transitional Finance Authority Building Aid Revenue Fiscal Year 2015 Series S1	5.00	7-15-2040	3,155,000	3,653,837
New York NY Transitional Finance Authority Future Tax Secured Revenue Series A2	5.00	8-1-2037	12,140,000	14,739,538
New York NY Transitional Finance Authority Future Tax Secured Revenue Series I	5.00	5-1-2033	5,395,000	6,016,558
New York NY Transitional Finance Authority Future Tax Secured Subordinate Bond Series A	5.00	8-1-2031	17,075,000	19,791,974
New York NY Transitional Future Tax Secured Subordinate Bond Series F1	5.00	5-1-2042	2,390,000	2,853,254

				132,077,695

Tobacco Revenue: 0.01%
Suffolk NY Tobacco Securitization Corporation Series B	4.50	6-1-2026	520,000	542,313

Transportation Revenue: 1.22%
New York Metropolitan Transportation Authority Series A	5.00	11-15-2030	20,950,000	23,069,512
New York Metropolitan Transportation Authority Sub Series A-1	5.00	11-15-2048	7,300,000	8,501,799
New York Metropolitan Transportation Authority Subordinate Bond Series D (1 Month LIBOR +0.65%) ±	1.80	11-1-2035	26,815,000	26,840,742
Niagara Falls NY Bridge Commission (National Insured)	6.25	10-1-2021	7,230,000	7,847,731

				66,259,784

Utilities Revenue: 0.65%
New York Utility Debt Securitization Authority Restructuring Bonds	5.00	12-15-2037	3,655,000	4,349,011
New York Utility Debt Securitization Authority Restructuring Bonds	5.00	12-15-2032	22,785,000	27,409,671
New York Utility Debt Securitization Authority Restructuring Bonds	5.00	12-15-2040	2,870,000	3,530,071

				35,288,753

Water & Sewer Revenue: 2.42%
New York Environmental Facilities Corporation Municipal Water Trust	5.00	6-15-2048	10,035,000	12,188,912
New York NY Municipal Water Finance Authority 2nd General Resolution Series AA	5.00	6-15-2035	25,000,000	31,712,750
New York NY Municipal Water Finance Authority 2nd General Resolution Series AA	5.00	6-15-2044	17,400,000	18,425,382
New York NY Municipal Water Finance Authority 2nd General Resolution Series AA	5.25	6-15-2049	5,000,000	6,159,050
New York NY Municipal Water Finance Authority 2nd General Resolution Series BB	5.00	6-15-2044	30,265,000	32,254,318
New York NY Municipal Water Finance Authority 2nd General Resolution Series BB	5.00	6-15-2047	2,330,000	2,555,730
New York NY Municipal Water Finance Authority 2nd General Resolution Series BB	5.25	6-15-2044	9,800,000	10,622,122
New York NY Municipal Water Finance Authority Water & Sewer System Series DD	5.00	6-15-2026	3,255,000	3,437,052
New York NY Water Finance Authority Series DD	5.25	6-15-2047	11,490,000	13,932,200

				131,287,516

				436,070,538

The accompanying notes are an integral part of these financial statements.

30  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
North Carolina: 1.25%

Airport Revenue: 0.06%
Charlotte NC Airport Series A	5.50%	7-1-2034	$2,500,000	$2,552,950
North Carolina Port Authority Series B	5.00	2-1-2025	1,000,000	1,003,050

				3,556,000

Education Revenue: 0.12%
North Carolina Capital Facilities Finance Agency Forest University Series 2016	5.00	1-1-2033	1,000,000	1,208,160
North Carolina Capital Facilities Finance Agency Meredith College Series 2018	5.00	6-1-2038	500,000	572,195
University of North Carolina at Ashville Series 2017	5.00	6-1-2042	625,000	722,988
University of North Carolina at Greensboro Series 2014	5.00	4-1-2033	2,000,000	2,278,900
University of North Carolina at Greensboro Series 2014	5.00	4-1-2039	1,620,000	1,836,302

				6,618,545

Health Revenue: 0.74%
Charlotte Mecklenburg Hospital Authority Health Care Refunding Bonds Series 2018	5.00	1-15-2036	500,000	615,590
Charlotte Mecklenburg NC Hospital Authority Atrium Health Series B	5.00	1-15-2048	10,000,000	10,778,700
Charlotte Mecklenburg NC Hospital Authority Atrium Health Series C	5.00	1-15-2048	20,000,000	22,234,000
North Carolina Medical Care Commission Baptist Hospital Project Series 2017	5.25	6-1-2029	2,000,000	2,032,680
North Carolina Medical Care Commission Deerfield Episcopal Retirement Community Project Series 2016	5.00	11-1-2031	1,500,000	1,775,415
North Carolina Medical Care Commission Presbyterian Homes Project Series 2016C	4.00	10-1-2031	1,500,000	1,650,465
North Carolina Medical Care Commission Southeastern Regional Medical Center Series 2012	5.00	6-1-2026	385,000	416,008
North Carolina Medical Care Commission Southeastern Regional Medical Center Series 2012	5.00	6-1-2032	500,000	537,190

				40,040,048

Housing Revenue: 0.05%
North Carolina Facilities Finance Agency The Arc of North Carolina Project Series 2017A (HUD Insured)	5.00	10-1-2034	1,000,000	1,167,530
North Carolina Facilities Finance Agency The NCA&T University Foundation LLC Project Series 2015A (AGC Insured)	5.00	6-1-2027	1,000,000	1,163,220
North Carolina HFA Series 2	4.25	1-1-2028	340,000	346,025

				2,676,775

Miscellaneous Revenue: 0.11%
Cabarrus County NC Limited Obligation Installment Financing Contract Series 2017	5.00	6-1-2031	500,000	615,105
Charlotte NC Certificate of Participation Equipment Acquisition and Public Facilities Series A	5.00	12-1-2026	1,160,000	1,243,450
Charlotte NC Certificate of Participation Transit Projects Series C	5.00	6-1-2030	1,000,000	1,120,440
Henderson County NC Limited Obligation Series A	5.00	10-1-2030	500,000	604,425
Orange County NC Limited Obligation Series 2018	5.00	10-1-2032	215,000	271,625
Orange County NC Limited Obligation Series 2018	5.00	10-1-2033	220,000	277,251
Orange County NC Limited Obligation Series 2018	5.00	10-1-2034	65,000	81,834
Raleigh NC Limited Obligation Series A	5.00	10-1-2033	1,000,000	1,155,520
Wilmington NC Limited Obligation Series A	5.00	6-1-2030	400,000	483,544

				5,853,194

Transportation Revenue: 0.14%
North Carolina Department of Transportation I-77 Hot Lanes Project Series 2015	5.00	6-30-2028	1,275,000	1,461,902

The accompanying notes are an integral part of these financial statements.

Wells Fargo Municipal Bond Fund  |  31

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Transportation Revenue (continued)
North Carolina Turnpike Authority Monroe Expressway Toll Revenue Bond Series 2016A	5.00%	7-1-2042	$500,000	$568,620
North Carolina Turnpike Authority Triangle Expressway System (AGM Insured)	5.00	1-1-2049	4,500,000	5,436,540

				7,467,062

Utilities Revenue: 0.03%
North Carolina Municipal Power Agency #1 Catawba Nuclear Power Project Series A	5.00	1-1-2021	1,500,000	1,500,000

				67,711,624

North Dakota: 0.28%

Miscellaneous Revenue: 0.19%
University of North Dakota Infrastructure Energy Improvement Project Green Certificates Series A	5.00	4-1-2057	9,000,000	10,380,600

Water & Sewer Revenue: 0.09%
North Dakota PFA Revolving Fund Program Series A	5.00	10-1-2038	3,780,000	4,690,262

				15,070,862

Ohio: 2.47%

Airport Revenue: 0.15%
Cleveland OH Airport System Revenue Series A	5.00	1-1-2025	4,015,000	4,323,071
Cleveland OH Airport System Revenue Series A (AGM Insured)	5.00	1-1-2031	3,600,000	3,876,228

				8,199,299

GO Revenue: 0.23%
Highland OH Local School District Medina County School Improvement Series A	5.25	12-1-2048	9,435,000	10,552,481
Highland OH Local School District Medina County School Improvement Series A	5.25	12-1-2054	1,500,000	1,667,115

				12,219,596

Health Revenue: 0.74%
Allen County OH Catholic Healthcare Series B	5.25	9-1-2027	3,825,000	3,928,428
Allen County OH Hospital Facilities Revenue Bonds Series B	5.00	8-1-2047	5,000,000	5,423,300
Cleveland Cuyahoga County OH Facilities Improvement Centers for Dialysis	5.00	12-1-2047	5,205,000	5,696,873
Franklin County OH Trinity Health Credit Group	4.00	12-1-2044	3,450,000	3,830,397
Lucas County OH Hospital Revenue Promedica Healthcare Obligation	5.25	11-15-2048	15,000,000	17,284,500
Montgomery County OH Hospital Kettering Medical Center (National Insured)	6.25	4-1-2020	685,000	692,953
Montgomery County OH Hospital Revenue Series A	4.00	11-15-2042	3,000,000	3,227,070

				40,083,521

Housing Revenue: 0.06%
Ohio Housing Finance Agency MFHR Chadwick Place & Union Square Apartments	1.60	1-1-2022	3,120,000	3,123,619

Miscellaneous Revenue: 0.79%
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2026	2,030,000	2,374,775
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2028	1,600,000	1,859,296
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2030	2,250,000	2,596,050
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2035	12,000,000	13,718,160

The accompanying notes are an integral part of these financial statements.

32  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Miscellaneous Revenue (continued)
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00%	12-31-2039	$2,500,000	$2,835,425
Ohio Series A	5.00	2-1-2036	4,265,000	5,058,205
Ohio Water Development Authority Drinking Water Assistance Fund	5.00	12-1-2035	5,390,000	6,520,391
Ohio Water Development Authority Drinking Water Assistance Fund	5.00	12-1-2036	2,000,000	2,413,980
Ohio Water Development Authority Fresh Water Series B	5.00	12-1-2034	1,895,000	2,297,915
RiverSouth OH Lazarus Building Redevelopment Series A	5.75	12-1-2027	3,150,000	3,158,064

				42,832,261

Tax Revenue: 0.11%
Franklin County OH	5.00	6-1-2048	5,000,000	6,068,900

Transportation Revenue: 0.18%
Ohio Turnpike Commission CAB Series A-4 ¤	0.00	2-15-2034	8,500,000	9,685,580

Utilities Revenue: 0.21%
Lancaster OH Port Authority Gas Supply	5.00	8-1-2049	10,000,000	11,576,900

				133,789,676

Oklahoma: 1.07%

Airport Revenue: 0.65%
Oklahoma City OK Airport Trust Series 33	5.00	7-1-2043	9,000,000	10,689,120
Oklahoma City OK Airport Trust Series 33	5.00	7-1-2047	11,500,000	13,578,625
Tulsa OK Airports Improvement Trust AMT Series A (BAM Insured)	5.00	6-1-2035	1,055,000	1,177,580
Tulsa OK Airports Improvement Trust Series A (AGM Insured)	5.00	6-1-2043	4,485,000	5,275,526
Tulsa OK Airports Improvement Trust Series A (AGM Insured)	5.25	6-1-2048	3,770,000	4,491,578

				35,212,429

Miscellaneous Revenue: 0.36%
Garfield County OK Educational Facilities Authority Enid Public Schools Project Series A	5.00	9-1-2030	2,000,000	2,374,880
Garfield County OK Educational Facilities Authority Enid Public Schools Project Series A	5.00	9-1-2031	1,145,000	1,354,088
Muskogee OK Industrial Trust Educational Facilities	4.00	9-1-2030	4,440,000	5,056,672
Muskogee OK Industrial Trust Educational Facilities	4.00	9-1-2032	4,000,000	4,480,680
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	4.00	9-1-2031	5,520,000	6,235,502

				19,501,822

Transportation Revenue: 0.02%
Oklahoma Turnpike Authority Revenue Series A	5.00	1-1-2042	1,000,000	1,161,940

Water & Sewer Revenue: 0.04%
McGee Creek Authority Oklahoma Water Revenue (National Insured)	6.00	1-1-2023	1,820,000	1,941,194

				57,817,385

Oregon: 0.17%

GO Revenue: 0.17%
Jackson County OR School District #005 (AGM Insured)	5.00	6-15-2030	2,560,000	3,326,669
Jackson County OR School District #005 (AGM Insured)	5.00	6-15-2031	2,125,000	2,748,879
Jackson County OR School District #005 (AGM Insured)	5.00	6-15-2032	2,350,000	3,022,829

				9,098,377

The accompanying notes are an integral part of these financial statements.

Wells Fargo Municipal Bond Fund  |  33

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pennsylvania: 5.41%

Airport Revenue: 0.36%
Philadelphia PA Airport Series A	5.00%	7-1-2047	$11,450,000	$13,298,946
Philadelphia PA Airport Series B	5.00	7-1-2042	5,500,000	6,433,075

				19,732,021

Education Revenue: 0.15%
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project of Millersville University	5.00	7-1-2029	500,000	554,255
Montgomery County PA Higher Education & Health Authority Arcadia University	5.00	4-1-2024	1,540,000	1,723,352
Montgomery County PA Higher Education & Health Authority Arcadia University	5.00	4-1-2025	1,625,000	1,854,434
Pennsylvania HEFAR Indiana University Student Housing Project Series A	5.00	7-1-2032	1,000,000	1,095,700
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A	7.00	6-15-2033	2,000,000	2,310,160
Philadelphia PA IDA New Foundations Charter School Project	6.00	12-15-2027	275,000	309,911

				7,847,812

GO Revenue: 0.48%
Allegheny County PA West Mifflin Area School District (AGM Insured)	5.00	4-1-2025	1,180,000	1,362,440
Allegheny County PA West Mifflin Area School District (AGM Insured)	5.00	4-1-2026	1,200,000	1,414,860
Allegheny County PA West Mifflin Area School District (AGM Insured)	5.00	4-1-2027	1,000,000	1,184,880
Chester County PA	4.00	11-15-2032	3,000,000	3,475,950
Philadelphia PA School District Series A	5.00	9-1-2024	2,075,000	2,394,073
Philadelphia PA School District Series D	5.00	9-1-2021	5,000,000	5,303,800
Philadelphia PA School District Series F	5.00	9-1-2035	3,820,000	4,465,580
Williamsport PA Area School District (AGM Insured)	4.00	3-1-2032	1,440,000	1,580,112
Williamsport PA Area School District (AGM Insured)	4.00	3-1-2033	1,490,000	1,630,567
Williamsport PA Area School District (AGM Insured)	4.00	3-1-2034	1,555,000	1,699,460
Williamsport PA Area School District (AGM Insured)	4.00	3-1-2035	1,205,000	1,315,499

				25,827,221

Health Revenue: 0.75%
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A	5.00	7-15-2025	5,900,000	7,038,818
Berks County PA Municipal Authority	5.00	11-1-2044	2,000,000	2,099,280
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (SIFMA Municipal Swap +1.50%) ±	3.11	11-1-2039	20,000,000	20,205,400
Montgomery County PA HEFA Thomas Jefferson University	4.00	9-1-2035	2,750,000	3,093,723
Montgomery County PA HEFA Thomas Jefferson University	4.00	9-1-2038	1,000,000	1,111,380
Montgomery County PA HEFA Thomas Jefferson University	5.00	9-1-2031	4,100,000	5,133,651
Quakertown PA General Authority Health LifeQuest Obligated Group Series C	4.50	7-1-2027	750,000	754,748
Quakertown PA General Authority Health LifeQuest Obligated Group Series C	5.00	7-1-2032	1,000,000	1,010,030

				40,447,030

Industrial Development Revenue: 0.58%
Montgomery County PA IDA Exelon Generation Company LLC Project Series A	2.55	12-1-2029	11,530,000	11,591,686
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2030	600,000	696,528
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2034	14,275,000	16,451,224
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2038	2,100,000	2,398,641

				31,138,079

The accompanying notes are an integral part of these financial statements.

34  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue: 1.60%
Delaware Valley PA Regional Finance Authority Local Government Public Improvements Project	5.75%	7-1-2032	$8,555,000	$11,768,600
Delaware Valley PA Regional Finance Authority Local Government Series A (Ambac Insured)	5.50	8-1-2028	24,830,000	31,556,199
Delaware Valley PA Regional Finance Authority Local Government Series C (Ambac Insured)	7.75	7-1-2027	4,025,000	5,680,805
Pennsylvania Finance Authority Pennsylvania Hills Project Series B (National Insured) ¤	0.00	12-1-2025	1,110,000	977,133
Pennsylvania Public School Building Authority Philadelphia School District Project	5.00	4-1-2024	3,960,000	4,301,392
Pennsylvania Public School Building Authority Series A (AGM Insured, Citibank NA LIQ) 144Aø	1.80	12-1-2023	5,000,000	5,000,000
State Public School Building Authority Pennsylvania Philadelphia School District Project	5.00	4-1-2022	2,635,000	2,841,294
State Public School Building Authority Pennsylvania Philadelphia School District Project Series A	5.00	6-1-2034	1,915,000	2,236,165
State Public School Building Authority Pennsylvania Philadelphia School District Project Series A	5.00	6-1-2024	2,250,000	2,584,913
State Public School Building Authority Pennsylvania Philadelphia School District Project Series A	5.00	6-1-2035	16,715,000	19,475,315

				86,421,816

Resource Recovery Revenue: 0.25%
Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporated Project	1.45	8-1-2045	13,500,000	13,499,865

Tax Revenue: 0.13%
Pennsylvania Turnpike Commission	5.00	12-1-2043	6,000,000	7,169,040

Tobacco Revenue: 0.04%
Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue Bonds	5.00	6-1-2035	2,000,000	2,420,500

Transportation Revenue: 0.80%
Lancaster PA Parking Authority Guaranteed Series A (BAM Insured)	4.00	9-1-2044	2,000,000	2,169,000
Pennsylvania Turnpike Commission Motor License Series B-1	5.00	12-1-2040	12,410,000	12,853,161
Pennsylvania Turnpike Commission Motor License Series B-2	5.00	12-1-2035	9,900,000	11,987,910
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,750,000	2,079,455
Pennsylvania Turnpike Commission Subordinate Bond Series B-1	5.00	6-1-2027	1,000,000	1,227,190
Pennsylvania Turnpike Commission Subordinate Bond Series B-1	5.00	6-1-2028	1,450,000	1,778,512
Pennsylvania Turnpike Commission Subordinate Bond Series B-2	5.00	6-1-2027	1,200,000	1,472,628
Pennsylvania Turnpike Commission Subordinate Bond Series B-2	5.00	6-1-2028	5,000,000	6,132,800
Tender Option Bond Trust Receipts Series 2019-XM0746 (AGM Insured, JPMorgan Chase & Company LIQ) 144Aø	1.82	6-1-2027	3,860,000	3,860,000

				43,560,656

Water & Sewer Revenue: 0.27%
Luzerne County PA IDA Revenue Refunding Bonds AMT Pennsylvania American Water Company Project	2.45	12-1-2039	5,500,000	5,530,635
Philadelphia PA Series B	5.00	7-1-2033	8,000,000	9,307,920

				14,838,555

				292,902,595

The accompanying notes are an integral part of these financial statements.

Wells Fargo Municipal Bond Fund  |  35

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Puerto Rico: 0.06%

Transportation Revenue: 0.06%
Puerto Rico Highway & Transportation Authority Series AA (National Insured)	5.50%	7-1-2020	$3,015,000	$3,063,964

Rhode Island: 0.05%

Airport Revenue: 0.05%
Rhode Island Commerce Corporation First Lien Special Facility Airport Corporation Intermodal Facility Project Series 2018	5.00	7-1-2031	2,115,000	2,557,712

South Carolina: 1.32%

Education Revenue: 0.23%
South Carolina Education Assistance Authority Student Loan Series I	5.10	10-1-2029	895,000	895,412
South Carolina Jobs EDA York Preparatory Academy Project Series A	7.25	11-1-2045	1,500,000	1,657,920
University of South Carolina Athletic Facilities Series A	5.00	5-1-2043	8,155,000	9,658,374

				12,211,706

Health Revenue: 0.26%
South Carolina Jobs EDA Prisma Health Obligated Group Series C ø	1.77	5-1-2048	14,000,000	14,000,000

Resource Recovery Revenue: 0.10%
South Carolina Economic Development Jobs	6.00	2-1-2020	370,000	369,959
South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A	6.00	2-1-2035	1,880,000	2,006,486
South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A	6.25	2-1-2045	2,750,000	2,933,095

				5,309,540

Utilities Revenue: 0.52%
Patriots Energy Group Financing Agency South Carolina Series A	4.00	10-1-2048	26,000,000	28,343,640

Water & Sewer Revenue: 0.21%
Columbia SC Waterworks & Sewer System	5.00	2-1-2043	10,380,000	11,598,301

				71,463,187

South Dakota: 0.45%

Airport Revenue: 0.03%
Rapid City SD Series A	6.75	12-1-2031	1,020,000	1,020,000
Rapid City SD Series A	7.00	12-1-2035	750,000	750,000

				1,770,000

Health Revenue: 0.27%
South Dakota HEFA Sanford Health Project Series E	5.00	11-1-2042	13,465,000	14,515,135

Housing Revenue: 0.15%
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2023	750,000	837,900
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2024	1,100,000	1,263,801
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2025	1,000,000	1,177,580
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2026	1,540,000	1,854,915
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2032	1,010,000	1,229,847
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2033	1,250,000	1,517,888

				7,881,931

				24,167,066

The accompanying notes are an integral part of these financial statements.

36  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tennessee: 1.27%

Airport Revenue: 0.34%
Metropolitan Nashville TN Airport Authority	5.00%	7-1-2044	$15,000,000	$18,203,850

Utilities Revenue: 0.93%
Tennessee Energy Acquisition Corporation Gas Project	4.00	11-1-2049	20,000,000	22,230,400
Tennessee Energy Acquisition Corporation Series A	4.00	5-1-2048	24,155,000	25,855,270
Tennessee Energy Acquisition Corporation Series A	5.25	9-1-2026	1,020,000	1,220,114
Tennessee Energy Acquisition Corporation Series C	5.00	2-1-2021	1,000,000	1,036,610

				50,342,394

				68,546,244

Texas: 11.56%

Airport Revenue: 1.01%
Austin TX Airport System AMT	5.00	11-15-2039	8,000,000	9,087,200
Austin TX Airport System AMT	5.00	11-15-2044	3,500,000	3,956,610
Dallas-Fort Worth TX International Airport AMT Series D	5.00	11-1-2038	13,250,000	14,035,460
Dallas-Fort Worth TX International Airport Series H	5.00	11-1-2042	20,765,000	21,980,375
Houston TX Airport System Subordinate Bond Lien AMT Series A	5.00	7-1-2041	4,750,000	5,660,908

				54,720,553

Education Revenue: 0.43%
Clifton TX Higher Education Finance Corporation International Leadership Texas Series D	6.00	8-15-2038	6,000,000	6,801,120
Clifton TX Higher Education Finance Corporation International Leadership Texas Series D	6.13	8-15-2048	6,750,000	7,612,380
Clifton TX Higher Educational Finance Corporation International Leadership Series A	5.75	8-15-2038	2,000,000	2,241,640
Newark TX Higher Education Finance Corporation Austin Achieve Public Schools Incorporated	5.00	6-15-2048	750,000	771,555
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2030	1,460,000	1,808,414
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2032	650,000	797,615
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2039	750,000	904,050
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2040	1,000,000	1,202,640
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2041	900,000	1,079,154

				23,218,568

GO Revenue: 2.87%
El Paso TX	4.00	8-15-2031	6,500,000	7,314,385
Houston TX Public Improvement Refunding Bonds Series A	4.00	3-1-2034	1,000,000	1,129,440
Houston TX Public Improvement Refunding Bonds Series A	5.00	3-1-2029	2,000,000	2,453,420
Lewisville TX Independent School District Unlimited Tax Refunding Bonds Series A	5.00	8-15-2022	2,640,000	2,906,138
Lone Star College System Texas Refunding Bonds Limited Tax	5.00	2-15-2028	4,055,000	4,889,560
Nacogdoches TX Independent School District	5.00	2-15-2049	8,560,000	10,233,223
Port Isabel TX 144A	5.10	2-15-2049	1,000,000	1,078,440
Royse City TX Independent School District	5.00	8-15-2034	3,025,000	3,555,222
Salado TX Independent School District	5.00	2-15-2049	1,605,000	1,921,362
San Antonio TX Independent School District	5.00	8-15-2048	13,000,000	15,058,680

The accompanying notes are an integral part of these financial statements.

Wells Fargo Municipal Bond Fund  |  37

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

GO Revenue (continued)
Sugar Land TX Refunding Bonds	5.00%	2-15-2030	$1,250,000	$1,529,888
Temple TX	5.00	8-1-2032	1,070,000	1,251,408
Texas Refunding Bond Series B	5.00	10-1-2036	24,500,000	28,972,965
Texas TRAN	4.00	8-27-2020	36,500,000	37,181,455
Travis County TX	5.00	3-1-2036	12,470,000	15,726,416
Travis County TX	5.00	3-1-2039	6,250,000	7,794,125
Viridian TX Municipal Management District Texas Road Improvement Project (BAM Insured)	4.00	12-1-2033	555,000	602,092
Viridian TX Municipal Management District Texas Road Improvement Project (BAM Insured)	4.00	12-1-2034	630,000	682,712
Viridian TX Municipal Management District Texas Road Improvement Project (BAM Insured)	4.00	12-1-2034	835,000	904,864
Viridian TX Municipal Management District Texas Road Improvement Project (BAM Insured)	4.00	12-1-2035	655,000	708,533
Viridian TX Municipal Management District Texas Road Improvement Project (BAM Insured)	4.00	12-1-2035	865,000	935,696
Viridian TX Municipal Management District Texas Road Improvement Project (BAM Insured)	4.00	12-1-2036	680,000	733,679
Viridian TX Municipal Management District Texas Road Improvement Project (BAM Insured)	4.00	12-1-2036	905,000	976,441
Williamson County TX	4.00	2-15-2031	6,195,000	6,637,075

				155,177,219

Health Revenue: 0.15%
Harris County TX Texas Childrens Hospital Series A	4.00	10-1-2037	3,000,000	3,413,070
Harris County TX Texas Childrens Hospital Series A	4.00	10-1-2038	2,300,000	2,608,131
New Hope ECFA Children’s Health System of Texas Project Series A	4.00	8-15-2033	2,000,000	2,237,740

				8,258,941

Housing Revenue: 0.32%
Alamito TX Public Facility Corporation Cramer Three Apartments Project	2.50	11-1-2021	7,000,000	7,087,780
Austin TX Affordable Public Facility Corporation Incorporated Commons at Goodnight Apartments	1.85	1-1-2021	10,000,000	10,024,600

				17,112,380

Miscellaneous Revenue: 2.14%
Harris County TX Flood Control District Refunding Contract Tax Bond Series A	4.00	10-1-2038	4,000,000	4,505,120
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #5 144A	6.50	9-1-2034	1,965,000	1,968,812
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #5 144A	6.50	9-1-2034	3,910,000	3,917,585
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	6.00	9-1-2037	9,005,000	9,500,095
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	5.50	9-1-2039	2,495,000	2,518,827
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	6.00	9-1-2037	3,845,000	4,056,398
Lower Colorado TX River Authority Series A	5.00	5-15-2033	2,475,000	2,745,171
Texas PFA	4.00	2-1-2034	5,000,000	5,779,500
Texas PFA	4.00	2-1-2035	2,000,000	2,305,520
Texas PFA	4.00	2-1-2036	2,175,000	2,499,445
Texas Transportation Commission Highway Improvement Series A ##	5.00	4-1-2042	70,000,000	76,116,575

				115,913,048

The accompanying notes are an integral part of these financial statements.

38  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Resource Recovery Revenue: 0.09%
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series E ø	1.70%	11-1-2040	$5,000,000	$5,000,000

Tax Revenue: 0.77%
Dallas TX Area Rapid Transit Sales Tax Revenue Series A	5.00	12-1-2048	5,000,000	5,844,850
Dallas TX Area Rapid Transit Sales Tax Revenue Series A	5.00	12-1-2046	28,430,000	33,302,333
Old Spanish Trail/Almeda Corridors RDA (BAM Insured)	4.00	9-1-2036	1,125,000	1,269,518
Old Spanish Trail/Almeda Corridors RDA (BAM Insured)	4.00	9-1-2037	1,320,000	1,484,089

				41,900,790

Transportation Revenue: 0.87%
Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2033	3,740,000	4,095,263
Central Texas Regional Mobility Authority Senior Lien Series A %%	5.00	1-1-2044	3,000,000	3,667,170
Central Texas Regional Mobility Authority Senior Lien Series A %%	5.00	1-1-2049	2,450,000	2,976,701
Central Texas Regional Mobility Authority Senior Lien Series A	5.75	1-1-2025	2,000,000	2,000,000
Grand Parkway Transportation Corporation Texas CAB Series B ¤	0.00	10-1-2029	1,015,000	1,106,411
Grand Parkway Transportation Corporation Texas Series B ¤	0.00	10-1-2030	2,000,000	2,175,940
North Texas Tollway Authority Series A	5.00	1-1-2033	3,600,000	4,155,120
North Texas Tollway Authority Series A	5.00	1-1-2035	4,000,000	4,599,280
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	6.75	6-30-2043	4,000,000	4,627,520
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	7.00	12-31-2038	12,500,000	14,618,125
Texas Private Activity Bond Surface Transportation Corporation Senior Lien Revenue Refunding Notes	4.00	12-31-2038	3,000,000	3,366,240

				47,387,770

Utilities Revenue: 0.42%
San Antonio TX Electric & Gas Systems Junior Lien Refunding Bond	2.75	2-1-2048	11,000,000	11,450,340
Texas Municipal Gas Acquisition & Supply Corporation III	5.00	12-15-2029	5,115,000	5,591,002
Texas Municipal Gas Acquisition & Supply Corporation III	5.00	12-15-2031	5,000,000	5,448,050

				22,489,392

Water & Sewer Revenue: 2.49%
Austin TX Water & Wastewater Refunding Bond	5.00	11-15-2045	15,065,000	17,745,967
Dallas TX Waterworks & Sewer System Refunding Bond Series A	5.00	10-1-2030	3,810,000	4,539,386
Tarrant TX Regional Water District	5.00	9-1-2034	3,500,000	4,026,505
Tarrant TX Regional Water District	5.00	3-1-2049	15,000,000	16,850,400
Texas Series A	4.00	10-15-2036	5,000,000	5,680,150
Texas Series B	5.00	4-15-2049	40,000,000	48,709,600
Texas Water Development Board Series A	4.00	10-15-2037	11,650,000	13,188,266
Texas Water Implementation Fund Series A	4.00	10-15-2036	1,000,000	1,169,500
Texas Water Implementation Fund Series A	4.00	10-15-2037	4,000,000	4,623,560
Texas Water Implementation Fund Series A	4.00	10-15-2038	6,500,000	7,482,930
Texas Water Implementation Fund Series A	4.00	10-15-2044	9,500,000	10,738,040

				134,754,304

				625,932,965

Utah: 1.10%

Airport Revenue: 0.39%
Salt Lake City UT Series A	5.00	7-1-2036	2,500,000	3,014,850
Salt Lake City UT Series A	5.00	7-1-2043	2,500,000	2,960,800

The accompanying notes are an integral part of these financial statements.

Wells Fargo Municipal Bond Fund  |  39

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Airport Revenue (continued)
Salt Lake City UT Series A	5.00%	7-1-2043	$1,500,000	$1,809,510
Salt Lake City UT Series A	5.00	7-1-2048	5,500,000	6,471,520
Salt Lake City UT Series A	5.00	7-1-2048	3,000,000	3,595,470
Salt Lake City UT Series A	5.25	7-1-2048	3,000,000	3,599,220

				21,451,370

Health Revenue: 0.62%
Utah County UT Hospital Revenue Bond IHC Health Services Incorporated Series 2012	5.00	5-15-2043	32,000,000	33,441,920

Tax Revenue: 0.09%
Utah Transit Authority Series A	5.00	6-15-2030	4,000,000	4,721,640

				59,614,930

Vermont: 0.24%

Education Revenue: 0.24%
Vermont Student Assistance Corporation Series B (1 Month LIBOR +1.00%) ±	2.71	6-2-2042	13,339,718	13,258,613

Virginia: 0.48%

GO Revenue: 0.30%
Fairfax County VA Series A	4.00	10-1-2034	8,450,000	9,300,746
Norfolk VA Series C	4.00	9-1-2032	5,810,000	6,587,378

				15,888,124

Miscellaneous Revenue: 0.00%
Watkins Centre VA CDA	5.40	3-1-2020	172,000	172,268

Tax Revenue: 0.02%
Marquis VA CDA CAB Series 2015 144A¤	0.00	9-1-2045	397,000	261,020
Marquis VA CDA CAB Series C ¤	0.00	9-1-2041	1,824,000	109,860
Marquis VA CDA Series B	5.63	9-1-2041	1,310,000	838,046

				1,208,926

Transportation Revenue: 0.16%
Virginia Small Business Financing Authority AMT 95 Express Lanes LLC Project	5.00	7-1-2049	4,000,000	4,237,520
Virginia Small Business Financing Authority Senior Lien 95 Express Lanes LLC Project	5.00	7-1-2034	4,000,000	4,256,960

				8,494,480

				25,763,798

Washington: 3.25%

GO Revenue: 1.64%
Clark County WA School District #114 (AGM Insured)	4.00	12-1-2031	9,000,000	10,453,410
Clark County WA School District #114 (AGM Insured)	4.00	12-1-2034	2,500,000	2,849,325
King and Pierce County WA School District #408 Auburn	4.00	12-1-2035	2,435,000	2,824,965
King and Pierce County WA School District #408 Auburn (AGM Insured)	4.00	12-1-2036	5,000,000	5,782,500
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2029	8,940,000	10,729,162
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2035	9,430,000	11,138,527
King County WA School District #210 Federal Way (AGM Insured)	4.00	12-1-2033	10,000,000	11,386,800
King County WA School District #414 Lake Washington (AGM Insured)	5.00	12-1-2033	570,000	714,860
King County WA School District #414 Lake Washington (AGM Insured)	5.00	12-1-2034	1,000,000	1,246,670

The accompanying notes are an integral part of these financial statements.

40  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

GO Revenue (continued)
Seattle WA	4.00%	12-1-2040	$2,500,000	$2,713,525
Snohomish County WA School District (AGM Insured)	5.00	12-1-2031	1,500,000	1,766,550
Washington Motor Vehicle Fuel Tax Series B	5.00	8-1-2032	8,545,000	10,068,232
Washington Series 2017-A	5.00	8-1-2040	3,500,000	4,144,175
Washington Series 2017-A	5.00	8-1-2041	2,500,000	2,954,150
Washington Series 2017-A	5.00	8-1-2033	1,500,000	1,803,825
Washington Series RA	4.00	7-1-2030	7,950,000	8,436,938

				89,013,614

Health Revenue: 0.20%
Spokane WA Housing Finance Commission Riverview Retirement Community Project	5.00	1-1-2023	725,000	756,037
Washington HCFR Providence Health & Services Series 2012A	4.25	10-1-2040	3,000,000	3,154,170
Washington HCFR Providence Health & Services Series 2012A	5.00	10-1-2042	2,160,000	2,345,328
Washington HCFR Providence Health & Services Series 2015A	4.00	10-1-2045	1,150,000	1,232,122
Washington Health Care Facilities Authority Commonspirit Health Series A-2	5.00	8-1-2038	3,000,000	3,581,550

				11,069,207

Miscellaneous Revenue: 0.22%
Washington Certificate of Participation	5.00	7-1-2038	1,660,000	2,072,842
Washington Certificate of Participation	5.00	7-1-2039	1,745,000	2,168,005
Washington Certificate of Participation	5.00	7-1-2040	1,480,000	1,833,779
Washington Certificate of Participation	5.00	7-1-2041	1,555,000	1,921,420
Washington Certificate of Participation Series A	5.00	7-1-2038	3,265,000	3,936,643

				11,932,689

Tax Revenue: 0.57%
Central Puget Sound WA Regional Transportation Authority Series S1	5.00	11-1-2035	9,485,000	11,231,947
Washington Convention Center Public Facilities District Lodging Tax	5.00	7-1-2058	10,000,000	11,762,800
Washington Series B	5.00	8-1-2037	6,400,000	7,627,008

				30,621,755

Water & Sewer Revenue: 0.62%
King County WA	5.00	7-1-2047	7,510,000	8,547,732
King County WA	2.60	1-1-2043	19,000,000	19,226,290
King County WA	5.00	7-1-2042	4,660,000	5,587,899

				33,361,921

				175,999,186

West Virginia: 0.14%

GO Revenue: 0.08%
Ohio County WV Board of Education	3.00	6-1-2025	1,205,000	1,302,581
Ohio County WV Board of Education	3.00	6-1-2026	2,680,000	2,907,264

				4,209,845

Tax Revenue: 0.06%
Monongalia County WV Commission Refunding & Improvement Bonds University Town Center Series A 144A	5.50	6-1-2037	2,500,000	2,760,300
Monongalia County WV Commission Refunding & Improvement Bonds University Town Center Series A 144A	5.75	6-1-2043	675,000	746,894

				3,507,194

				7,717,039

The accompanying notes are an integral part of these financial statements.

Wells Fargo Municipal Bond Fund  |  41

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Wisconsin: 3.51%

Education Revenue: 0.38%
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A	6.00%	8-1-2033	$2,120,000	$2,361,701
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A	6.25	8-1-2043	4,650,000	5,158,431
PFA Wisconsin Charter School Revenue American Preparatory Academy 144A	5.00	7-15-2039	1,375,000	1,503,865
Wisconsin PFA Carolina International School Series A 144A	6.00	8-1-2023	310,000	332,404
Wisconsin PFA Carolina International School Series A 144A	6.75	8-1-2033	2,430,000	2,750,104
Wisconsin PFA Carolina International School Series A 144A	7.00	8-1-2043	1,575,000	1,772,915
Wisconsin PFA Carolina International School Series A 144A	7.20	8-1-2048	940,000	1,062,726
Wisconsin PFA Wisland Revenue Northwest Nazarene University	4.25	10-1-2049	5,410,000	5,606,167

				20,548,313

GO Revenue: 0.65%
Verona WI Area School District Building & Improvement Bonds	4.00	4-1-2027	3,385,000	3,874,471
Verona WI Area School District Building & Improvement Bonds	4.00	4-1-2028	1,380,000	1,573,600
Verona WI Area School District Building & Improvement Bonds	5.00	4-1-2026	3,310,000	4,024,232
Wisconsin Series A	4.00	5-1-2032	13,000,000	13,863,980
Wisconsin Series A	5.00	5-1-2032	10,000,000	11,751,500

				35,087,783

Health Revenue: 0.86%
Wisconsin HEFA Ascension Senior Credit Group Series A	4.50	11-15-2039	4,580,000	5,195,231
Wisconsin HEFA Ascension Senior Credit Group Series A	5.00	11-15-2035	12,000,000	14,195,640
Wisconsin HEFA Aurora Health Care Incorporated Series A	5.25	4-15-2024	1,025,000	1,037,064
Wisconsin PFA Series A	4.00	10-1-2049	24,500,000	26,486,950

				46,914,885

Housing Revenue: 0.65%
Wisconsin PFA Student Housing Revenue (AGM Insured)	4.00	7-1-2023	350,000	378,616
Wisconsin PFA Student Housing Revenue (AGM Insured)	4.00	7-1-2024	800,000	881,048
Wisconsin PFA Student Housing Revenue (AGM Insured)	4.00	7-1-2025	920,000	1,028,818
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2026	1,360,000	1,636,842
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2027	1,675,000	2,056,197
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2028	2,025,000	2,491,155
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2029	2,190,000	2,680,538
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2030	2,300,000	2,800,572
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2031	1,415,000	1,716,055
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2048	16,775,000	19,489,027

				35,158,868

Miscellaneous Revenue: 0.11%
Wisconsin Series 1	4.50	7-1-2033	2,085,000	2,230,887
Wisconsin Series A	5.00	6-1-2033	3,420,000	4,033,240

				6,264,127

Resource Recovery Revenue: 0.12%
Wisconsin PFA Series A-2	1.45	10-1-2025	6,500,000	6,499,935

Tax Revenue: 0.74%
Mount Pleasant WI Series A	5.00	4-1-2038	5,495,000	6,608,397
Mount Pleasant WI Series A	5.00	4-1-2043	20,205,000	24,006,773

The accompanying notes are an integral part of these financial statements.

42  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Tax Revenue (continued)
Mount Pleasant WI Series A	5.00%	4-1-2048	$7,855,000	$9,265,208

				39,880,378

				190,354,289

Wyoming: 0.04%

Education Revenue: 0.03%
Wyoming CDA	6.50	7-1-2043	1,600,000	1,669,280

Health Revenue: 0.01%
West Park Hospital District Wyoming Series B	6.50	6-1-2027	500,000	527,320

				2,196,600

Total Municipal Obligations (Cost $5,106,297,327)				5,383,214,642

Closed End Municipal Bond Fund Obligations: 0.20%

California: 0.20%
Nuveen California AMT-Free Quality Municipal Income Fund Variable Rate Demand Preferred Shares Series A 1.88% 144A			10,600,000	10,600,000

Total Closed End Municipal Bond Fund Obligations (Cost $10,600,000)				10,600,000

	Yield		Shares
Short-Term Investments: 0.14%

Investment Companies: 0.14%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)	1.45		7,721,528	7,724,617

Total Short-Term Investments (Cost $7,724,617)				7,724,617

Total investments in securities (Cost $5,124,621,944)	99.76%	5,401,539,259

Other assets and liabilities, net	0.24	12,769,201

Total net assets	100.00%	$5,414,308,460

ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
††	On the last interest date, partial interest was paid.
##	All or a portion of this security is segregated for when-issued securities.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Municipal Bond Fund  |  43

Portfolio of investments—December 31, 2019 (unaudited)

Abbreviations:

AGC	Assured Guaranty Corporation

AGM	Assured Guaranty Municipal

Ambac	Ambac Financial Group Incorporated

AMT	Alternative minimum tax

BAM	Build America Mutual Assurance Company

BAN	Bond anticipation notes

CAB	Capital appreciation bond

CCAB	Convertible capital appreciation bond

CDA	Community Development Authority

ECFA	Educational & Cultural Facilities Authority

EDA	Economic Development Authority

EDFA	Economic Development Finance Authority

FGIC	Financial Guaranty Insurance Corporation

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General obligation

HCFR	Healthcare facilities revenue

HEFA	Health & Educational Facilities Authority

HEFAR	Higher Education Facilities Authority Revenue

HFA	Housing Finance Authority

HFFA	Health Facilities Financing Authority

HUD	Department of Housing and Urban Development

IDA	Industrial Development Authority

LIBOR	London Interbank Offered Rate

LIQ	Liquidity agreement

LOC	Letter of credit

MFHR	Multifamily housing revenue

National	National Public Finance Guarantee Corporation

PCFA	Pollution Control Financing Authority

PCR	Pollution control revenue

PFA	Public Finance Authority

RDA	Redevelopment Authority

SIFMA	Securities Industry and Financial Markets Association

SPA	Standby purchase agreement

TRAN	Tax revenue anticipation notes

TTFA	Transportation Trust Fund Authority

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	24,261,736	519,693,032	(536,233,240)	7,721,528	$(1,773)	$(657)	$139,401	$7,724,617	0.14%

The accompanying notes are an integral part of these financial statements.

44  |  Wells Fargo Municipal Bond Fund

Statement of assets and liabilities—December 31, 2019 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $5,116,897,327)	$5,393,814,642
Investments in affiliated securities, at value (cost $7,724,617)	7,724,617
Cash	1,251,728
Receivable for investments sold	4,604,491
Receivable for Fund shares sold	8,585,617
Receivable for interest	52,851,142
Prepaid expenses and other assets	636,981

Total assets	5,469,469,218

Liabilities
Payable for investments purchased	42,991,961
Payable for Fund shares redeemed	7,787,947
Management fee payable	1,494,333
Dividends payable	1,807,281
Administration fees payable	483,631
Distribution fee payable	57,849
Trustees’ fees and expenses payable	4,138
Accrued expenses and other liabilities	533,618

Total liabilities	55,160,758

Total net assets	$5,414,308,460

Net assets consist of
Paid-in capital	$5,137,541,600
Total distributable earnings	276,766,860

Total net assets	$5,414,308,460

Computation of net asset value and offering price per share
Net assets – Class A	$1,202,270,472
Shares outstanding – Class A1	113,088,502
Net asset value per share – Class A	$10.63
Maximum offering price per share – Class A2	$11.13
Net assets – Class C	$88,089,859
Shares outstanding – Class C1	8,289,260
Net asset value per share – Class C	$10.63
Net assets – Class R6	$124,464,144
Shares outstanding – Class R6[1]	11,706,072
Net asset value per share – Class R6	$10.63
Net assets – Administrator Class	$954,071,179
Shares outstanding – Administrator Class[1]	89,714,694
Net asset value per share – Administrator Class	$10.63
Net assets – Institutional Class	$3,045,412,806
Shares outstanding – Institutional Class[1]	286,479,887
Net asset value per share – Institutional Class	$10.63

[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Municipal Bond Fund  |  45

Statement of operations—six months ended December 31, 2019 (unaudited)

Investment income
Interest	$82,420,833
Dividends	1,241,055
Income from affiliated securities	139,401

Total investment income	83,801,289

Expenses
Management fee	9,141,100
Administration fees
Class A	978,568
Class C	75,583
Class R6	15,132
Administrator Class	440,274
Institutional Class	1,201,150
Shareholder servicing fees
Class A	1,529,013
Class C	118,098
Administrator Class	1,100,686
Distribution fee
Class C	354,293
Custody and accounting fees	76,026
Professional fees	39,429
Registration fees	99,288
Shareholder report expenses	54,821
Trustees’ fees and expenses	10,804
Other fees and expenses	22,163

Total expenses	15,256,428
Less: Fee waivers and/or expense reimbursements
Class A	(99,348)
Class C	(7,558)
Administrator Class	(469,222)

Net expenses	14,680,300

Net investment income	69,120,989

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	6,232,588
Affiliated securities	(1,773)
Futures contracts	(3,832)

Net realized gains on investments	6,226,983

Net change in unrealized gains (losses) on
Unaffiliated securities	38,029,756
Affiiliated securities	(657)

Net change in unrealized gains (losses) on investments	38,029,099

Net realized and unrealized gains (losses) on investments	44,256,082

Net increase in net assets resulting from operations	$113,377,071

The accompanying notes are an integral part of these financial statements.

46  |  Wells Fargo Municipal Bond Fund

Statement of changes in net assets

	Six months ended December 31, 2019 (unaudited)		Year ended June 30, 2019

Operations
Net investment income		$69,120,989		$111,379,445
Net realized gains on investments		6,226,983		8,102,223
Net change in unrealized gains (losses) on investments		38,029,099		141,181,173

Net increase in net assets resulting from operations		113,377,071		260,662,841

Distributions to shareholders from net investment income and net realized gains
Class A		(16,020,936)		(33,496,628)
Class C		(878,323)		(2,452,735)
Class R6		(1,525,693)		(1,008,740)[1]
Administrator Class		(12,266,399)		(18,574,895)
Institutional Class		(44,106,911)		(55,765,959)

Total distributions to shareholders		(74,798,262)		(111,298,957)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	4,951,163	52,754,892	10,207,001	104,731,394
Class C	417,955	4,448,406	1,091,183	11,211,311
Class R6	6,287,631	66,883,216	7,773,111 [1]	79,416,075 [1]
Administrator Class	17,696,721	188,259,644	65,531,996	662,326,993
Institutional Class	36,163,284	384,900,005	182,281,519	1,881,539,606

		697,246,163		2,739,225,379

Reinvestment of distributions
Class A	1,327,034	14,137,428	2,863,370	29,385,655
Class C	72,231	769,212	214,607	2,196,994
Class R6	1,178	12,537	53 [1]	556 [1]
Administrator Class	1,125,124	11,988,775	1,744,840	17,964,156
Institutional Class	3,540,879	37,716,814	4,420,261	45,500,840

		64,624,766		95,048,201

Payment for shares redeemed
Class A	(7,563,812)	(80,490,820)	(19,298,194)	(197,545,478)
Class C	(1,532,052)	(16,338,139)	(5,723,382)	(58,571,623)
Class R6	(1,468,249)	(15,622,809)	(887,652)[1]	(9,156,468)[1]
Administrator Class	(7,969,193)	(84,839,733)	(12,413,823)	(127,080,850)
Institutional Class	(24,564,397)	(261,538,687)	(58,145,370)	(593,888,764)

		(458,830,188)		(986,243,183)

Net asset value of shares issued in acquisition
Class A	0	0	5,041,496	51,955,343
Class C	0	0	764,390	7,874,457
Administrator Class	0	0	1,758,364	18,126,777
Institutional Class	0	0	3,124,015	32,190,161

		0		110,146,738

Net increase in net assets resulting from capital share transactions		303,040,741		1,958,177,135

Total increase in net assets		341,619,550		2,107,541,019

Net assets
Beginning of period		5,072,688,910		2,965,147,891

End of period		$5,414,308,460		$5,072,688,910

[1]	For the period from July 31, 2018 (commencement of class operations) to June 30, 2019

The accompanying notes are an integral part of these financial statements.

Wells Fargo Municipal Bond Fund  |  47

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2019 (unaudited)	Year ended June 30
CLASS A		2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.55	$10.21	$10.25	$10.70	$10.25	$10.33
Net investment income	0.13	0.30 [1]	0.32	0.33	0.31	0.28
Net realized and unrealized gains (losses) on investments	0.09	0.34	(0.02)	(0.38)	0.50	0.01

Total from investment operations	0.22	0.64	0.30	(0.05)	0.81	0.29
Distributions to shareholders from
Net investment income	(0.13)	(0.30)	(0.32)	(0.33)	(0.31)	(0.28)
Net realized gains	(0.01)	0.00	(0.02)	(0.07)	(0.05)	(0.09)

Total distributions to shareholders	(0.14)	(0.30)	(0.34)	(0.40)	(0.36)	(0.37)
Net asset value, end of period	$10.63	$10.55	$10.21	$10.25	$10.70	$10.25
Total return[2]	2.09%	6.35%	2.97%	(0.47)%	8.04%	2.81%
Ratios to average net assets (annualized)
Gross expenses	0.77%	0.78%	0.79%	0.79%	0.79%	0.80%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	2.41%	2.89%	3.10%	3.13%	2.99%	2.71%
Supplemental data
Portfolio turnover rate	8%	20%	19%	24%	16%	27%
Net assets, end of period (000s omitted)	$1,202,270	$1,206,717	$1,179,800	$1,244,267	$1,529,884	$1,612,212

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

48  |  Wells Fargo Municipal Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2019 (unaudited)	Year ended June 30
CLASS C		2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.55	$10.21	$10.24	$10.69	$10.25	$10.33
Net investment income	0.09	0.22	0.24	0.25	0.23	0.20
Net realized and unrealized gains (losses) on investments	0.09	0.34	(0.01)	(0.38)	0.49	0.01

Total from investment operations	0.18	0.56	0.23	(0.13)	0.72	0.21
Distributions to shareholders from
Net investment income	(0.09)	(0.22)	(0.24)	(0.25)	(0.23)	(0.20)
Net realized gains	(0.01)	0.00	(0.02)	(0.07)	(0.05)	(0.09)

Total distributions to shareholders	(0.10)	(0.22)	(0.26)	(0.32)	(0.28)	(0.29)
Net asset value, end of period	$10.63	$10.55	$10.21	$10.24	$10.69	$10.25
Total return[1]	1.71%	5.56%	2.30%	(1.21)%	7.14%	2.05%
Ratios to average net assets (annualized)
Gross expenses	1.52%	1.53%	1.54%	1.54%	1.54%	1.55%
Net expenses	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income	1.66%	2.15%	2.35%	2.38%	2.24%	1.97%
Supplemental data
Portfolio turnover rate	8%	20%	19%	24%	16%	27%
Net assets, end of period (000s omitted)	$88,090	$98,411	$132,529	$148,944	$186,036	$164,703

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Municipal Bond Fund  |  49

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2019 (unaudited)	Year ended June 30 2019[1]
CLASS R6
Net asset value, beginning of period	$10.55	$10.21
Net investment income	0.15	0.30
Net realized and unrealized gains (losses) on investments	0.09	0.34

Total from investment operations	0.24	0.64
Distributions to shareholders from
Net investment income	(0.15)	(0.30)
Net realized gains	(0.01)	0.00

Total distributions to shareholders	(0.16)	(0.30)
Net asset value, end of period	$10.63	$10.55
Total return[2]	2.28%	6.43%
Ratios to average net assets (annualized)
Gross expenses	0.39%	0.40%
Net expenses	0.39%	0.40%
Net investment income	2.78%	3.16%
Supplemental data
Portfolio turnover rate	8%	20%
Net assets, end of period (000s omitted)	$124,464	$72,655

[1]	For the period from July 31, 2018 (commencement of class operations) to June 30, 2019
[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

50  |  Wells Fargo Municipal Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2019 (unaudited)	Year ended June 30
ADMINISTRATOR CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.55	$10.21	$10.25	$10.70	$10.26	$10.34
Net investment income	0.14	0.31 [1]	0.33 [1]	0.34	0.33	0.30
Net realized and unrealized gains (losses) on investments	0.09	0.34	(0.02)	(0.38)	0.49	0.01

Total from investment operations	0.23	0.65	0.31	(0.04)	0.82	0.31
Distributions to shareholders from
Net investment income	(0.14)	(0.31)	(0.33)	(0.34)	(0.33)	(0.30)
Net realized gains	(0.01)	0.00	(0.02)	(0.07)	(0.05)	(0.09)

Total distributions to shareholders	(0.15)	(0.31)	(0.35)	(0.41)	(0.38)	(0.39)
Net asset value, end of period	$10.63	$10.55	$10.21	$10.25	$10.70	$10.26
Total return[2]	2.17%	6.51%	3.13%	(0.32)%	8.10%	2.97%
Ratios to average net assets (annualized)
Gross expenses	0.71%	0.72%	0.73%	0.73%	0.73%	0.73%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	2.56%	3.02%	3.27%	3.18%	3.15%	2.86%
Supplemental data
Portfolio turnover rate	8%	20%	19%	24%	16%	27%
Net assets, end of period (000s omitted)	$954,071	$832,318	$227,116	$108,715	$270,304	$384,884

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Municipal Bond Fund  |  51

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2019 (unaudited)	Year ended June 30
INSTITUTIONAL CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.55	$10.21	$10.24	$10.70	$10.25	$10.33
Net investment income	0.15	0.33	0.35	0.36	0.34	0.31
Net realized and unrealized gains (losses) on investments	0.09	0.34	(0.01)	(0.39)	0.50	0.01

Total from investment operations	0.24	0.67	0.34	(0.03)	0.84	0.32
Distributions to shareholders from
Net investment income	(0.15)	(0.33)	(0.35)	(0.36)	(0.34)	(0.31)
Net realized gains	(0.01)	0.00	(0.02)	(0.07)	(0.05)	(0.09)

Total distributions to shareholders	(0.16)	(0.33)	(0.37)	(0.43)	(0.39)	(0.40)
Net asset value, end of period	$10.63	$10.55	$10.21	$10.24	$10.70	$10.25
Total return[1]	2.25%	6.67%	3.37%	(0.28)%	8.35%	3.11%
Ratios to average net assets (annualized)
Gross expenses	0.44%	0.45%	0.46%	0.46%	0.46%	0.47%
Net expenses	0.44%	0.45%	0.46%	0.46%	0.46%	0.47%
Net investment income	2.72%	3.15%	3.40%	3.44%	3.27%	3.02%
Supplemental data
Portfolio turnover rate	8%	20%	19%	24%	16%	27%
Net assets, end of period (000s omitted)	$3,045,413	$2,862,588	$1,425,703	$1,149,911	$961,289	$523,736

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

52  |  Wells Fargo Municipal Bond Fund

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Municipal Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.

Wells Fargo Municipal Bond Fund  |  53

Notes to financial statements (unaudited)

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2019, the aggregate cost of all investments for federal income tax purposes was $5,124,915,297 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$282,394,360

Gross unrealized losses	(5,770,398)

Net unrealized gains	$276,623,962

As of June 30, 2019, the Fund had capital loss carryforwards which consisted of $788,407 in short-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

54  |  Wells Fargo Municipal Bond Fund

Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Municipal obligations	$0	$5,383,214,642	$0	$5,383,214,642

Closed end municipal bond fund obligations	0	10,600,000	0	10,600,000

Short-term investments

Investment companies	7,724,617	0	0	7,724,617

Total assets	$7,724,617	$5,393,814,642	$0	$5,401,539,259
Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended December 31, 2019, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $500 million	0.400%

Next $500 million	0.375

Next $2 billion	0.350

Next $2 billion	0.325

Next $5 billion	0.290

Over $10 billion	0.280

For the six months ended December 31, 2019, the management fee was equivalent to an annual rate of 0.34% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.16%

Class R6	0.03

Administrator Class	0.10

Institutional Class	0.08

Wells Fargo Municipal Bond Fund  |  55

Notes to financial statements (unaudited)

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through October 31, 2020 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.75% for Class A shares, 1.50% for Class C shares, 0.43% for Class R6 shares, 0.60% for Administrator Class shares and 0.48% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2019, Funds Distributor received $16,076 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2019.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. if these amounts were > 1% of purchase or sales: Pursuant to these procedures, the Fund had $128,150,000 and $98,655,000 in interfund purchases and sales, respectively, during the six months ended December 31, 2019.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2019 were $881,006,548 and $378,629,343, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended December 31, 2019, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio. The Fund had an average notional amount of $11,767 in short futures contracts during the six months ended December 31, 2019.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.

7. ACQUISITIONS

After the close of business on March 15, 2019, the Fund acquired the net assets of Wells Fargo Colorado Tax-Free Fund and Wells Fargo North Carolina Tax-Free Fund (collectively, the “Acquired Funds”). The purpose of the transactions was to combine three funds with similar investment objectives and strategies. The Fund became the accounting and performance survivor in the transaction. The acquisitions were accomplished by a tax-free exchange of all of the shares of the Acquired Funds for shares of the Fund. Shareholders holding Class A, Class C and Institutional Class shares of the Acquired Funds each received Class A, Class C, and Institutional Class shares, respectively, of the Fund in the reorganizations. Administrator Class shares of Wells Fargo Colorado Tax-Free Fund received Administrator Class shares of the Fund. The investment portfolio of Wells Fargo Colorado Tax-Free Fund and Wells Fargo North Carolina Tax-Free Fund with fair values of $67,159,606 and $39,269,320, respectively, and identified costs of $63,687,809 and $37,881,620, respectively, at March 15, 2019 were the principal assets acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the

56  |  Wells Fargo Municipal Bond Fund

Notes to financial statements (unaudited)

investments received from the Acquired Funds were carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The value of net assets acquired, unrealized gains acquired, exchange ratio and number of shares issued were as follows:

Acquired fund	Value of net assets acquired	Unrealized gains	Exchange ratio	Number of shares issued
Wells Fargo Colorado Tax-Free Fund	$69,585,137	$3,471,797	1.04	2,805,719	Class A
			1.05	578,776	Class C
			1.04	1,758,364	AdministratorClass
			1.05	1,609,227	Institutional Class
Wells Fargo North Carolina Tax-Free Fund	40,561,601	1,387,700	0.97	2,235,777	Class A
			0.97	185,614	Class C
			0.97	1,514,788	AdministratorClass

The aggregate net assets of the Fund immediately before and after the acquisitions were $3,786,391,719 and $3,896,538,457, respectively.

Assuming the acquisitions had been completed July 1, 2018, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the year ended June 30, 2019 would have been as follows (unaudited):

Net investment income	$114,397,248

Net realized and unrealized gains on investments	$149,990,955

Net increase in net assets resulting from operations	$264,388,203

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Funds that have been included in the Fund’s Statement of Operations since March 16, 2019.

8. BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended December 31, 2019, there were no borrowings by the Fund under the agreement.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

In March 2017, FASB issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium and requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount and discounts will continue to be accreted to the maturity date of the security. ASU 2017-08 is effective for fiscal years beginning after December 15, 2018 and for interim periods within those fiscal years. During the current reporting period, management of the Fund adopted the change in accounting policy which did not have a material impact to the Fund’s financial statements.

Wells Fargo Municipal Bond Fund  |  57

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

58  |  Wells Fargo Municipal Bond Fund

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 149 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

Wells Fargo Municipal Bond Fund  |  59

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock[3] (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

60  |  Wells Fargo Municipal Bond Fund

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Michelle Rhee[4] (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy[5] (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 64 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 85 funds and Assistant Treasurer of 64 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

[3]	Pamela Wheelock was re-appointed to the Board effective January 1, 2020.

[4]	Michelle Rhee became Chief Legal Officer effective October 22, 2019.

[5]	Catherine Kennedy became Secretary effective October 22, 2019.

Wells Fargo Municipal Bond Fund  |  61

Appendix (unaudited)

Effective on or about May 1, 2020, if you purchase Fund shares through a Janney Montgomery Scott LLC (“Janney”) brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end sales charge* waivers on Class A shares available at Janney

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

Shares acquired through a right of reinstatement.

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
CDSC waivers on Class A and Class C shares available at Janney

Shares sold upon the death or disability of the shareholder.

Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

Shares purchased in connection with a return of excess contributions from an IRA account.

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

Shares acquired through a right of reinstatement.

Shares exchanged into the same share class of a different fund.
Front-end sales charge* discounts available at Janney; breakpoints, rights of accumulation and/or letters of intent

Breakpoints as described in the Fund’s Prospectus.

Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

*	Also referred to as an “initial sales charge.”

62  |  Wells Fargo Municipal Bond Fund

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved.

PAR-0120-02394 02-20

SA253/SAR253 12-19

Semi-Annual Report

December 31, 2019

Wells Fargo

Short-Term Municipal Bond Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/ advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Short-Term Municipal Bond Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“After periods of volatility, investors regrouped midway through the year, sentiment turned positive, and U.S. equity markets advanced in July.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Short-Term Municipal Bond Fund for the six-month period that ended December 31, 2019. Despite periods of market volatility, the year was strongly positive for financial markets as supportive central banks more than offset concerns over slowing global economic growth and international trade tensions.

Overall, both fixed-income and equity investors enjoyed healthy returns. For the period, U.S. stocks, based on the S&P 500 Index,1 gained 10.92% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 6.96%. The MSCI EM Index (Net)3 gained 7.09%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 2.45%, the Bloomberg Barclays Global Aggregate ex-USD Index5 returned 0.09%, the Bloomberg Barclays Municipal Bond Index6 gained 2.32%, and the ICE BofA U.S. High Yield Index7 added 3.86%.

Sentiment turned positive, driven by central bank support.

After periods of volatility, investors regrouped midway through the year, sentiment turned positive, and U.S. equity markets advanced in July. The gains, primarily driven by geopolitical and monetary policy events, pushed equity markets to new highs. European Central Bank President Mario Draghi indicated the bank was ready to cut rates or buy more assets to prop up inflation if needed. President Trump backed off of tariff threats against Mexico and China. The U.S. Federal Reserve (Fed) implemented a 0.25% federal funds rate cut in July.

Throughout the summer, U.S.-China trade tensions simmered. Major U.S. stock market indices closed July with the worst weekly results of the year. Bond prices gained as Treasury yields fell to multiyear lows, and the yield curve inverted at multiple points along the 30-year arc.

Evidence of a continued global economic slowdown mounted, and central banks in China, New Zealand, and Thailand cut interest rates. Industrial and manufacturing data declined in China, Canada, Japan, and Germany. Adding to global uncertainty, Italy’s prime minister resigned, many feared a crackdown in Hong Kong as protestors sustained their calls for reform, and Boris Johnson planned to suspend Parliament as Brexit’s deadline neared.

In the U.S., the Fed cut interest rates a second time in September. U.S. manufacturing data disappointed investors. The U.S. Congress announced it would pursue an impeachment investigation of President Trump. Meanwhile, the Brexit impasse showed no signs of resolution. Officials in China warned of the negative economic impact of tariffs and trade restrictions. Although the S&P 500 Index finished the third quarter with the best year-to-date returns in more than 20 years, concerns about future returns remained.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2020. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Short-Term Municipal Bond Fund

Letter to shareholders (unaudited)

The fourth quarter started on a strong note, with a relaxing of U.S.-China trade tensions in October along with renewed optimism for a U.K. Brexit deal and positive macroeconomic data. The initial estimate of U.S. third-quarter gross domestic product growth was a 1.9% annualized rate, while the U.S. unemployment rate fell to a 50-year low of 3.5% in September. However, despite resilience among U.S. consumers, business confidence declined while manufacturing activity contracted. Concerned with a potential economic slowdown, the Fed lowered interest rates another quarter point in late October, its third rate cut in four months. This helped push the S&P 500 Index to a new all-time high, while emerging market equities rallied and global bonds declined overall, reflecting a broad pickup in risk appetite.

Equity markets continued to rally in November despite ongoing geopolitical risks. Hopes for a U.S.-China trade deal buoyed investor confidence. U.S. business sentiment improved slightly, and manufacturing and services activity picked up. Throughout the month, central bank actions were on hold. With that positive backdrop, developed market equities outpaced those in emerging markets, and U.S. stocks outperformed non-U.S. stocks overall. While consumer confidence and purchasing manager activity rose in the eurozone, China reported weakening manufacturing and consumer data. Bond yields rose marginally, leading to slightly negative returns for global government and investment-grade corporate bonds.

Financial markets ended the year on a strong note, with the U.S. and China reaching a Phase One trade deal, with some details to be worked out. That, along with the landslide election win by the pro-Brexit U.K. Conservative Party and ongoing central bank support, gave investors a greater sense of certainty. U.S. economic indicators were broadly positive, with the exception of manufacturing activity and business confidence. Consumer confidence was resilient, fed by a robust labor market, tame inflation, and lower interest rates, which boosted housing affordability and homebuyer activity. The impeachment of U.S. President Donald Trump, while historically noteworthy, had little impact on markets. Meanwhile, slowing Chinese economic activity, due in part to the trade war, led to further government stimulus at year-end through lower reserve ratios, allowing banks to lend more money.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“Financial markets ended the year on a strong note, with the U.S. and China reaching a Phase One trade deal”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Short-Term Municipal Bond Fund  |  3

Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax consistent with capital preservation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Wendy Casetta

Bruce R. Johns

Average annual total returns (%) as of December 31, 2019

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (WSMAX)	7-18-2008	0.62	0.80	1.44	2.67	1.21	1.65	0.76	0.63

Class C (WSSCX)	1-31-2003	0.90	0.46	0.89	1.90	0.46	0.89	1.51	1.38

Class R6 (WSSRX)[3]	7-31-2018	–	–	–	2.95	1.45	1.87	0.38	0.35

Administrator Class (WSTMX)[4]	7-30-2010	–	–	–	2.70	1.22	1.65	0.70	0.60

Institutional Class (WSBIX)	3-31-2008	–	–	–	2.90	1.44	1.87	0.43	0.40

Bloomberg Barclays 1-3 Year Composite Municipal Bond Index[5]	–	–	–	–	3.07	1.42	1.44	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

4  |  Wells Fargo Short-Term Municipal Bond Fund

Performance highlights (unaudited)

Effective maturity distribution as of December 31, 2019[6]

Credit quality as of December 31, 2019[7]

[1]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through October 31, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.63% for Class A, 1.38% for Class C, 0.35% for Class R6, 0.60% for Administrator Class, and 0.40% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Class R6 shares would be higher.

[4]

Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Administrator Class shares.

[5]

The Bloomberg Barclays 1-3 Year Composite Municipal Bond Index is a blended index weighted 50% in the Bloomberg Barclays 1-Year Municipal Bond Index and 50% in the Bloomberg Barclays 3-Year Municipal Bond Index. You cannot invest directly in an index.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[7]

The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/ or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

Wells Fargo Short-Term Municipal Bond Fund  |  5

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2019 to December 31, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2019	Ending account value 12-31-2019	Expenses paid during the period¹	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,008.83	$3.18	0.63%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.97	$3.20	0.63%

Class C

Actual	$1,000.00	$1,005.03	$6.96	1.38%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.20	$7.00	1.38%

Class R6

Actual	$1,000.00	$1,010.25	$1.77	0.35%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.38	$1.78	0.35%

Administrator Class

Actual	$1,000.00	$1,008.98	$3.03	0.60%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$3.05	0.60%

Institutional Class

Actual	$1,000.00	$1,009.99	$2.02	0.40%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.13	$2.03	0.40%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal Obligations: 98.75%

Alabama: 0.60%

Tax Revenue: 0.01%
Board of Education of Shelby County AL Public School Series 2016 ##	4.00%	2-1-2020	$410,000	$410,918

Utilities Revenue: 0.59%
Alabama Black Belt Energy Gas District Series A	4.00	12-1-2048	8,000,000	8,638,480
Alabama Black Belt Energy Gas District Series A	4.00	6-1-2024	3,640,000	4,017,177
Alabama Black Belt Energy Gas District Series A (Royal Bank of Canada LIQ)	4.00	8-1-2047	3,880,000	4,114,934
Chatom AL Industrial Development Board Alabama Electric Series A (National Rural Utilities Cooperative Finance Corporation SPA) øø	1.40	8-1-2037	5,000,000	5,000,400

				21,770,991

				22,181,909

Alaska: 0.84%

Health Revenue: 0.73%
Alaska IDA Loan Anticipation YKHC Project	3.50	12-1-2020	22,300,000	22,326,760
Alaska Industrial Development and Export Authority Tanana Chiefs Conference Project	5.00	10-1-2023	600,000	674,016
Alaska Industrial Development and Export Authority Tanana Chiefs Conference Project	5.00	10-1-2024	750,000	863,153
Alaska Industrial Development and Export Authority Tanana Chiefs Conference Project	5.00	10-1-2025	1,310,000	1,537,875
Alaska Industrial Development and Export Authority Tanana Chiefs Conference Project	5.00	10-1-2026	1,385,000	1,651,086

				27,052,890

Utilities Revenue: 0.04%
Alaska IDA Snettisham Hydroelectric Project	5.00	1-1-2021	1,400,000	1,437,646

Water & Sewer Revenue: 0.07%
North Slope Borough Service Area Water & Wastewater Facilities	5.25	6-30-2034	2,445,000	2,584,878

				31,075,414

Arizona: 2.48%

Education Revenue: 0.09%
Cochise County AZ Community College District of Cochise County Series 2016A (BAM Insured)	5.00	7-1-2020	405,000	412,545
Cochise County AZ Community College District of Cochise County Series 2016A (BAM Insured)	5.00	7-1-2021	425,000	448,783
PIMA County AZ IDA Education Facility Odyssey Preparatory Academy Goodyear Project	7.00	6-1-2034	312,000	336,807
PIMA County AZ IDA Education Facility Odyssey Preparatory Academy Goodyear Project	7.13	6-1-2049	1,950,000	2,108,457

				3,306,592

Health Revenue: 0.66%
Maricopa County AZ IDA Series 2019C (SIFMA Municipal Swap +0.57%) ±	2.18	1-1-2035	4,865,000	4,874,973
Maricopa County AZ IDA Series 2019C (SIFMA Municipal Swap +0.80%) ±	2.41	9-1-2048	9,000,000	9,027,090
Scottsdale AZ IDA Healthcare Series F (AGM Insured) (m)	1.69	9-1-2045	4,500,000	4,500,000
Tempe AZ IDA Mirabella Arizona State University Project Series B1 144A	4.00	10-1-2023	6,000,000	6,047,580

				24,449,643

The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term Municipal Bond Fund  |  7

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial Development Revenue: 1.14%
Chandler AZ IDA Intel Corporation Project	2.70%	12-1-2037	$175,000	$181,988
Chandler AZ IDA Intel Corporation Project	2.40	12-1-2035	32,885,000	34,040,908
Coconino County AZ Pollution Control Corporation Series A	1.80	9-1-2032	7,975,000	7,983,135

				42,206,031

Miscellaneous Revenue: 0.26%
Arizona Board of Regents Certificate of Participation Series A	5.00	6-1-2021	3,000,000	3,161,610
Navajo Nation AZ Refunding Bond Series A 144A ##	2.90	12-1-2020	3,025,000	3,047,234
Navajo Nation AZ Tribal Utility Authority (Municipal Government Guaranty Insured)	4.00	1-1-2021	3,210,000	3,214,398

				9,423,242

Utilities Revenue: 0.33%
Maricopa County AZ PCR Public Service Company of New Mexico Palo Verde Project Series B	5.20	6-1-2043	2,500,000	2,536,900
Maricopa County AZ PCR Series A	2.40	6-1-2043	9,800,000	9,832,732

				12,369,632

				91,755,140

Arkansas: 0.27%

Housing Revenue: 0.27%
Arkansas Development Finance Authority MFHR Maple Place Apartments (HUD Insured)	1.53	10-1-2023	5,000,000	5,004,200
Arkansas Development Finance Authority MFHR Texarkana Rental Assistance Demonstration Convertible Bond Series A	2.10	6-1-2022	5,100,000	5,139,066

				10,143,266

California: 4.56%

GO Revenue: 1.26%
California Refunding Bond Series A (SIFMA Municipal Swap +0.25%) ±	1.86	5-1-2033	26,000,000	26,006,500
California Series B (SIFMA Municipal Swap +0.38%) ±	1.99	12-1-2027	20,000,000	20,051,800
San Ysidro CA School District (AGM Insured) ¤	0.00	8-1-2047	3,610,000	504,353

				46,562,653

Health Revenue: 0.78%
California HFFA Providence St. Joseph Series B1	1.25	10-1-2036	5,785,000	5,791,364
California Statewide CDA Health Facilities Catholic Series E (AGM Insured) (m)	1.70	7-1-2040	21,550,000	21,550,000
Palomar CA Pomerado Health Care District Certificate of Participation Series C (AGM Insured) (m)	2.32	11-1-2036	1,100,000	1,100,000
Washington Township CA Health Care District Series B ##	5.00	7-1-2020	600,000	611,208

				29,052,572

Industrial Development Revenue: 0.09%
California PCFA AMT Calplant I Project 144A	7.00	7-1-2022	3,505,000	3,518,074

Miscellaneous Revenue: 0.73%
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series A-1 (1 Month LIBOR +0.33%) ±	1.53	10-1-2047	19,000,000	19,024,130
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series B-2 (1 Month LIBOR +0.20%) ±	1.40	10-1-2047	8,000,000	7,999,360

				27,023,490

The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax Revenue: 0.04%
Commerce CA RDA CAB Project #1 ¤	0.00%	8-1-2021	$1,440,000	$1,360,886

Transportation Revenue: 0.70%
Bay Area Toll Authority San Francisco Bay Area Series C-1 (SIFMA Municipal Swap +0.90%) ±	2.51	4-1-2045	25,500,000	25,930,950

Water & Sewer Revenue: 0.96%
California Department of Water Resources Central Valley Project Series AT (SIFMA Municipal Swap +0.37%) ±	1.98	12-1-2035	35,500,000	35,603,660

				169,052,285

Colorado: 1.80%

Education Revenue: 0.42%
Colorado University Enterprise and Refunding Bond Series C	2.00	6-1-2054	15,000,000	15,401,550

GO Revenue: 0.30%
Dawson Ridge CO Metropolitan District # 1 ¤	0.00	10-1-2022	8,445,000	8,145,540
Grand River CO Hospital District (AGM Insured)	5.00	12-1-2022	1,450,000	1,604,005
Grand River CO Hospital District (AGM Insured)	5.00	12-1-2024	1,140,000	1,329,867

				11,079,412

Health Revenue: 1.04%
Colorado HCFR Catholic Health Initiatives Series C2 (1 Month LIBOR +1.25%) ±	2.41	10-1-2039	8,730,000	8,751,389
Colorado HCFR Catholic Health Initiatives Series C4 (1 Month LIBOR +1.25%) ±	2.41	10-1-2039	3,495,000	3,503,563
Colorado Health Facilities Authority Improvement Christian Living	4.00	1-1-2025	325,000	352,047
University of Colorado Hospital Authority Series 2017C-1	5.00	11-15-2038	24,630,000	26,142,775

				38,749,774

Miscellaneous Revenue: 0.04%
Colorado Bridge Enterprise Central 70 Project	4.00	12-31-2023	1,285,000	1,396,615

				66,627,351

Connecticut: 1.86%

Education Revenue: 0.73%
Connecticut HEFAR University of Hartford Series N	5.00	7-1-2024	120,000	137,728
Connecticut HEFAR University of Hartford Series N	5.00	7-1-2025	140,000	164,268
Connecticut HEFAR Yale University Issue Series A	2.05	7-1-2035	25,000,000	25,346,750
Connecticut Higher Education Supplemental Loan Authority Refunding Bond Chelsea Loan Program Series A	3.60	11-15-2023	1,265,000	1,349,363

				26,998,109

GO Revenue: 0.36%
Connecticut Refunding Bond Series B	4.00	5-15-2021	11,190,000	11,619,584
New Haven CT Series A	5.25	8-1-2021	1,830,000	1,933,633

				13,553,217

Health Revenue: 0.27%
Connecticut HEFAR Hartford Healthcare Series G (1 Month LIBOR +0.95%) ±	2.11	7-1-2049	10,000,000	10,005,200

The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term Municipal Bond Fund  |  9

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing Revenue: 0.27%
Meriden CT Multifamily Housing Yale Acres Project	1.73%	8-1-2022	$10,000,000	$10,058,800

Miscellaneous Revenue: 0.23%
Connecticut Series A (SIFMA Municipal Swap +0.65%) ±	2.26	3-1-2020	8,385,000	8,390,702

				69,006,028

District of Columbia: 0.60%

Airport Revenue: 0.10%
Metropolitan Washington DC Airport Authority Series A	5.00	10-1-2024	3,450,000	3,794,793

Housing Revenue: 0.33%
District of Columbia HFA Multifamily Housing Strand Residences Project	1.45	2-1-2039	2,500,000	2,504,300
District of Columbia HFA Multifamily Housing Liberty Place Apartments Project	2.13	6-1-2021	9,800,000	9,867,130

				12,371,430

Water & Sewer Revenue: 0.17%
District of Columbia Water and Sewer Authority Public Utility Subordinated Lien Series C	1.75	10-1-2054	6,000,000	6,111,720

				22,277,943

Florida: 2.53%

Airport Revenue: 0.06%
Broward County FL Airport System Series C	5.00	10-1-2022	2,000,000	2,196,460

Education Revenue: 0.28%
Florida Gulf Coast University Financing Corporation Housing Project Series A ##	5.00	8-1-2020	2,055,000	2,099,080
Florida Higher Educational Facilities Financing Authority Educational Facilities Institute Technology	5.00	10-1-2025	500,000	581,340
Florida Higher Educational Facilities Financing Authority Educational Facilities Institute Technology	5.00	10-1-2026	750,000	883,193
University of North Florida Financing Corporation Capital Housing Project (AGM Insured)	5.00	11-1-2020	3,125,000	3,215,625
University of North Florida Financing Corporation Capital Housing Project (AGM Insured)	5.00	11-1-2021	3,440,000	3,660,057

				10,439,295

Health Revenue: 0.47%
North Broward FL Hospital District Series B	5.00	1-1-2022	1,255,000	1,335,835
North Broward FL Hospital District Series B	5.00	1-1-2023	1,700,000	1,860,412
North Broward FL Hospital District Series B	5.00	1-1-2024	2,000,000	2,243,180
Palm Beach County FL HCFR ACTS Retirement Life Communities Series 2016	5.00	11-15-2021	3,515,000	3,740,452
Tampa FL BayCare Health System Prefunded Bond	5.00	11-15-2023	4,140,000	4,198,540
Tampa FL BayCare Health System Unrefunded Bond	5.00	11-15-2023	3,940,000	3,995,278

				17,373,697

Housing Revenue: 0.33%
Florida Housing Finance Corporation Logan Heights Apartments Series F	1.90	2-1-2020	5,555,000	5,557,444
Miami-Dade County FL Housing Finance Authority Multifamily Housing Liberty Square Phase Two Project	1.42	11-1-2040	6,500,000	6,508,645

				12,066,089

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue: 0.45%
Manatee County FL School Board Certificate of Participation Series A ##	5.00%	7-1-2020	$1,225,000	$1,246,291
Miami-Dade County FL School Board Certificate of Participation Series A	5.00	5-1-2031	10,000,000	11,489,300
St. Johns County FL School Board Refunding Bond Certificate of Participation	5.00	7-1-2020	2,010,000	2,048,451
St. Johns County FL School Board Refunding Bond Certificate of Participation	5.00	7-1-2021	1,670,000	1,766,025

				16,550,067

Resource Recovery Revenue: 0.05%
Lee County FL Solid Waste System Refunding Bond	5.00	10-1-2023	1,750,000	1,953,700

Tax Revenue: 0.40%
Department of Environmental Protection Florida Forever Series A	5.00	7-1-2023	7,720,000	8,454,481
Leon County FL School District	4.00	9-1-2026	6,000,000	6,563,700

				15,018,181

Transportation Revenue: 0.44%
Florida Development Finance Corporation Surface Series T	1.90	1-1-2049	14,400,000	14,415,696
Florida Mid-Bay Bridge Authority Series C	5.00	10-1-2020	785,000	805,065
Osceola County FL Improvement Osceola Parkway Series %%	5.00	10-1-2024	300,000	346,587
Osceola County FL Improvement Osceola Parkway Series %%	5.00	10-1-2026	735,000	884,102

				16,451,450

Utilities Revenue: 0.05%
JEA Bulk Power Supply System Scherer 4 Project Series A	3.00	10-1-2022	1,800,000	1,801,908

				93,850,847

Georgia: 6.03%

Health Revenue: 1.16%
Gainesville & Hall Counties GA Hospital Authority Health System Project Series B (SIFMA Municipal Swap +0.95%) ±	2.56	8-15-2035	23,000,000	23,011,730
Gainesville GA Hospital Authority Series C ø	1.77	2-15-2047	20,000,000	20,000,000

				43,011,730

Housing Revenue: 1.00%
Atlanta GA Urban Residential Finance Authority MFHR City Lights II Family Apartments Project	1.45	12-1-2020	11,500,000	11,500,115
Cobb County GA Housing Authority MFHR White Circle Phase 2 Project	1.65	12-1-2022	6,000,000	6,015,780
Macon-Bibb County GA Housing Authority Hallmark Portfolio	2.04	4-1-2021	15,000,000	15,023,400
Northwest GA Housing Authority MFHR Park Homes Apartments Project (FHA Insured)	1.54	8-1-2022	4,500,000	4,505,490

				37,044,785

Industrial Development Revenue: 0.59%
Monroe County GA PCR Georgia Power Company Plant Scherer Project	2.35	10-1-2048	16,360,000	16,519,674
Savannah GA EDA PCR International Paper Company Project Series B	1.90	8-1-2024	4,250,000	4,260,413
Savannah GA EDA Recovery Zone Facility International	2.00	11-1-2033	1,000,000	1,008,760

				21,788,847

The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term Municipal Bond Fund  |  11

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities Revenue: 3.28%
Bartow County GA Development Authority Georgia Power Company Bowen Project	2.05%	9-1-2029	$4,100,000	$4,131,447
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project	1.55	12-1-2049	4,000,000	3,989,560
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series A	2.40	1-1-2040	15,995,000	16,028,909
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series F	3.00	11-1-2045	22,050,000	22,642,263
Floyd County GA PCR Georgia Power Company Plant Hammond Project	2.35	7-1-2022	11,250,000	11,345,063
Georgia Municipal Electric Authority Plant Vogtle Units 3&4 Project M	5.00	1-1-2025	200,000	232,264
Georgia Municipal Electric Authority Plant Vogtle Units 3&4 Project M	5.00	1-1-2026	300,000	355,002
Georgia Municipal Electric Authority Plant Vogtle Units 3&4 Project P	5.00	1-1-2023	250,000	274,743
Georgia Municipal Electric Authority Plant Vogtle Units 3&4 Project P	5.00	1-1-2024	400,000	451,104
Georgia Municipal Electric Authority Plant Vogtle Units 3&4 Project P	5.00	1-1-2025	1,000,000	1,155,080
Main Street Natural Gas Incorporated Georgia Gas Project Series B	5.00	3-15-2021	2,800,000	2,916,032
Main Street Natural Gas Incorporated Georgia Gas Project Series C	4.00	8-1-2048	6,120,000	6,671,718
Main Street Natural Gas Incorporated Georgia Gas Project Series C	4.00	3-1-2050	18,000,000	20,369,520
Main Street Natural Gas Incorporated Georgia Gas Project Series E (SIFMA Municipal Swap +0.57%) (Royal Bank of Canada LIQ) ±	2.18	8-1-2048	20,000,000	20,000,000
Monroe County GA Development Authority PCR Oglethorpe Power Corporation Scherer Project Series A	2.40	1-1-2039	11,245,000	11,268,839

				121,831,544

				223,676,906

Hawaii: 0.53%

GO Revenue: 0.34%
Honolulu HI Rail Transit Project Series H (SIFMA Municipal Swap +0.32%) ±	1.93	9-1-2027	7,600,000	7,600,456
Honolulu HI Rail Transit Project Series H (SIFMA Municipal Swap +0.32%) ±	1.93	9-1-2028	5,000,000	5,000,300

				12,600,756

Housing Revenue: 0.19%
Hawaii Housing Finance & Development Corporation Multifamily Housing Hale Kewalo Apartments Series A (GNMA Insured)	1.90	1-1-2021	7,160,000	7,162,649

				19,763,405

Illinois: 9.42%

Airport Revenue: 0.98%
Chicago IL Midway Airport Refunding Bond Second Lien Series A	5.00	1-1-2022	6,100,000	6,530,416
Chicago IL Midway Airport Refunding Bond Second Lien Series A	5.00	1-1-2025	5,000,000	5,678,200
Chicago IL O’Hare International Airport Customer Facility Series 2013	5.00	1-1-2020	890,000	890,000
Chicago IL O’Hare International Airport Refunding Bond General Senior Lien Series B	5.00	1-1-2023	5,000,000	5,353,650
Chicago IL O’Hare International Airport Refunding Bond General Senior Lien Series B	5.00	1-1-2024	1,550,000	1,659,322
Chicago IL O’Hare International Airport Refunding Bond Passenger Facility	5.00	1-1-2023	13,720,000	14,690,416
Chicago IL O’Hare International Airport Refunding Bond Passenger Facility	5.00	1-1-2024	1,335,000	1,520,538

				36,322,542

Education Revenue: 0.07%
Illinois State University Auxiliary Facilities System	4.00	4-1-2020	1,480,000	1,480,089
Illinois State University Auxiliary Facilities System Series A (AGM Insured)	5.00	4-1-2025	700,000	804,454
Illinois State University Auxiliary Facilities System Series B (AGM Insured)	5.00	4-1-2024	415,000	466,207

				2,750,750

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO Revenue: 2.24%
Chicago IL Board of Education Refunding Bond Series A (AGM Insured)	5.00%	12-1-2022	$500,000	$542,330
Chicago IL Board of Education Refunding Bond Series A (AGM Insured)	5.00	12-1-2023	2,000,000	2,223,240
Chicago IL Emergency Telephone System Refunding Bond (National Insured)	5.25	1-1-2020	3,765,000	3,765,000
Chicago IL Park District Harbor Facility Series C	5.00	1-1-2022	3,155,000	3,255,140
Chicago IL Park District Refunding Bond Series D	5.00	1-1-2020	1,290,000	1,290,000
Chicago IL Park District Refunding Bond Series D	5.00	1-1-2021	1,000,000	1,033,020
Chicago IL Park District Series A	4.50	1-1-2023	250,000	253,210
Chicago IL Refunding Bond Series B (Ambac Insured)	5.13	1-1-2022	1,595,000	1,645,976
Chicago IL Series C	5.00	1-1-2021	3,000,000	3,112,350
Chicago IL Series C	5.00	1-1-2022	15,845,000	16,690,965
Chicago IL Series C	5.00	1-1-2023	4,750,000	5,107,248
Cook County IL Refunding Bond Series 2016 A	5.00	11-15-2020	5,430,000	5,593,497
Illinois	4.00	2-1-2020	1,750,000	1,753,308
Illinois	5.00	2-1-2020	2,520,000	2,526,703
Illinois	5.00	11-1-2021	5,000,000	5,278,850
Illinois	5.00	4-1-2022	3,000,000	3,198,420
Illinois Refunding Bond	5.00	1-1-2020	13,515,000	13,515,000
Kane County IL School District Series B	2.00	2-1-2021	880,000	886,477
Kane, McHenry, Cook & Dekalb Counties IL Community Unit School District #300	4.25	1-1-2023	1,000,000	1,025,220
Kendall Kane, & Will Counties IL Refunding Bond Series B	5.00	10-1-2022	1,400,000	1,526,028
Kendall Kane, & Will Counties IL Refunding Bond Series B	5.00	10-1-2023	560,000	626,696
Kendall, Kane, & Will Counties IL Community Unit School District #308 CAB (AGM Insured) ¤	0.00	2-1-2020	1,000,000	998,850
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (National Insured) ¤	0.00	1-1-2021	1,130,000	1,115,095
Waukegan IL Series B (AGM Insured)	4.00	12-30-2023	500,000	546,030
Whiteside & Lee Counties IL Community Unit School District Series A (BAM Insured)	4.00	12-1-2024	1,490,000	1,643,247
Will County IL Community High School District #161	4.00	1-1-2024	2,000,000	2,176,140
Will County IL Community High School District #210	5.00	1-1-2021	1,165,000	1,167,400
Winnebago Boone County IL Community College District Rock Valley College Series A (AGM Insured)	5.00	1-1-2022	500,000	533,530

				83,028,970

Health Revenue: 1.75%
Illinois Finance Authority Ascension Health Alliance Senior Credit Group Series E-2	1.75	11-15-2042	2,000,000	2,011,300
Illinois Finance Authority Friendship Village of Schaumburg	4.00	2-15-2020	1,230,000	1,229,754
Illinois Finance Authority OSF Healthcare System Prerefunded Bond Series A	6.00	5-15-2039	14,630,000	14,886,903
Illinois Finance Authority Swedish Covenant Hospital Series A	6.00	8-15-2038	3,460,000	3,479,514
Illinois Finance Authority The Admiral at the Lake Project Series A	7.75	5-15-2030	2,015,000	2,063,239
Illinois Finance Authority The Admiral at the Lake Project Series A	8.00	5-15-2040	20,755,000	21,268,479
Illinois Finance Authority The Admiral at the Lake Project Series A	8.00	5-15-2046	17,295,000	17,722,878
Southwestern IL Development Authority Health Facility Memorial Group Incorporated	6.38	11-1-2023	1,950,000	2,170,799

				64,832,866

Housing Revenue: 0.67%
Chicago IL Multifamily Housing Mark Twain Apartments Project	2.20	6-1-2021	17,000,000	17,049,130
Illinois Housing Development Authority (SIFMA Municipal Swap +1.00%) (FNMA LOC, FNMA LIQ) ±	2.61	5-15-2050	7,500,000	7,549,350
Illinois Housing Development Authority (GNMA Insured)	5.00	8-1-2028	185,000	187,956

				24,786,436

The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term Municipal Bond Fund  |  13

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue: 0.98%
Chicago IL Board of Education Lease Certificates Refunding Bond Series A (National Insured)	6.00%	1-1-2020	$3,260,000	$3,260,000
Chicago IL Board of Education Refunding Bond Series B	5.00	12-1-2024	2,270,000	2,531,322
Chicago IL Board of Education Refunding Bond Series B	5.00	12-1-2025	2,460,000	2,786,909
Illinois Refunding Bond (BAM Insured)	5.00	8-1-2020	9,175,000	9,365,932
Illinois Refunding Bond	5.00	2-1-2022	4,375,000	4,643,363
Illinois Refunding Bond	5.00	2-1-2023	6,040,000	6,547,239
Illinois Refunding Bond Series 2012 (AGM Insured)	5.00	8-1-2020	5,000,000	5,104,050
Illinois Series 2014	5.00	5-1-2021	2,000,000	2,083,820

				36,322,635

Tax Revenue: 2.36%
Build Illinois Bond Junior Obligation Series C	5.00	6-15-2022	2,810,000	2,997,568
Chicago IL Motor Fuel Tax Refunding Bond Series 2013	5.00	1-1-2020	1,120,000	1,120,000
Chicago IL Motor Fuel Tax Refunding Bond Series 2013	5.00	1-1-2021	380,000	389,093
Chicago IL Motor Fuel Tax Refunding Bond Series 2013	5.00	1-1-2022	955,000	997,412
Chicago IL Transit Authority Sales Tax Receipts	5.25	12-1-2024	6,705,000	7,180,519
Hillside IL Refunding Bond Series 2018	5.00	1-1-2024	1,215,000	1,257,574
Huntley IL Special Service Area No 6 Special Tax Refunding Bond (BAM Insured)	2.20	3-1-2024	1,865,000	1,889,525
Illinois Refunding Bond	5.00	1-1-2021	1,760,000	1,817,200
Illinois Regional Transportation Authority Refunding Bond (AGM Insured)	5.75	6-1-2021	3,000,000	3,189,090
Illinois Sales Tax Revenue Junior Obligation Series A	5.00	6-15-2023	5,825,000	6,361,483
Illinois Sales Tax Revenue Refunding Bond Series C	4.00	6-15-2023	3,315,000	3,510,784
Illinois Series 2013	5.00	6-15-2024	485,000	527,030
Illinois Series A	4.00	1-1-2020	12,265,000	12,265,000
Illinois Series A	4.00	1-1-2021	2,715,000	2,776,576
Metropolitan Pier & Exposition Authority McCormick Place Project Callable Bond Series B	5.00	12-15-2022	1,260,000	1,260,806
Metropolitan Pier & Exposition Authority McCormick Place Project Non-Callable Bond Series B	5.00	12-15-2022	7,000,000	7,543,900
Metropolitan Pier & Exposition Authority McCormick Place Project Series A (National Insured) ¤	0.00	12-15-2021	920,000	889,750
Metropolitan Pier & Exposition Authority McCormick Place Project Series B	5.00	12-15-2020	1,845,000	1,898,616
Regional Transportation Authority Illinois Series B-RMKT 1	1.45	6-1-2025	18,015,000	18,015,000
Sales Tax Securitization Corporation Series A	5.00	1-1-2024	10,200,000	11,404,314

				87,291,240

Tobacco Revenue: 0.35%
Illinois Railsplitter Tobacco Settlement Authority	5.00	6-1-2022	12,000,000	13,020,000

Water & Sewer Revenue: 0.02%
Chicago IL Second Lien	5.00	11-1-2020	740,000	761,090

				349,116,529

Indiana: 1.27%

GO Revenue: 0.05%
Hammond IN Local Public Improvement Advance Program Series A %%	2.38	12-31-2020	2,000,000	2,008,340

Health Revenue: 0.88%
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series B	5.00	11-1-2022	1,000,000	1,103,800
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series B	5.00	11-1-2023	1,270,000	1,445,146

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Health Revenue (continued)
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series B	5.00%	11-1-2024	$3,000,000	$3,511,590
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series C	5.00	11-1-2021	1,000,000	1,067,730
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series C	5.00	11-1-2023	800,000	910,328
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series C	5.00	11-1-2024	1,000,000	1,170,530
Indiana Finance Authority Parkview Health Series A	5.00	5-1-2021	1,020,000	1,071,031
Indiana Finance Authority Parkview Health Series A	5.00	5-1-2023	1,010,000	1,133,028
Indiana Finance Authority Refunding Bond University Health Obligated Group Series B	1.65	12-1-2042	5,000,000	5,031,200
Indiana Finance Authority Senior Living Series A	5.00	11-15-2022	500,000	541,550
Indiana Finance Authority Senior Living Series A	5.00	11-15-2023	500,000	554,625
Indiana HEFA Series 2006B	1.75	11-15-2031	11,915,000	12,015,920
Indiana HFFA Ascension Health Subordinate Bond Credit Group Series 2015 A4	1.50	10-1-2027	1,825,000	1,826,643
Indiana HFFA Ascension Health Subordinate Bond Credit Group Series A8	1.25	11-1-2027	1,155,000	1,155,104

				32,538,225

Housing Revenue: 0.10%
Indianapolis IN MFHR Bethel Townhomes Project Series A	2.30	3-1-2021	3,795,000	3,800,351

Miscellaneous Revenue: 0.06%
Indiana Bond Bank Special Program Series A	5.25	10-15-2021	2,000,000	2,132,500

Utilities Revenue: 0.18%
Warrick County IN Environment Import Vectra Energy Delivery of Indiana Incorporated	2.38	9-1-2055	6,550,000	6,558,646

				47,038,062

Iowa: 0.27%

Education Revenue: 0.07%
Iowa Student Loan Liquidity Corporation AMT Senior Series B	5.00	12-1-2022	500,000	549,935
Iowa Student Loan Liquidity Corporation AMT Senior Series B	5.00	12-1-2023	700,000	791,658
Iowa Student Loan Liquidity Corporation AMT Senior Series B	5.00	12-1-2024	1,000,000	1,159,340

				2,500,933

Housing Revenue: 0.20%
Iowa Finance Authority SFMR Series D (1 Month LIBOR +0.35%) (GNMA/FNMA/FHLMC Insured) ±	1.61	7-1-2048	7,500,000	7,508,325

				10,009,258

Kansas: 0.25%

Health Revenue: 0.06%
Wichita KS Health Care Facilities Presbyterian Manors Incorporate	4.00	5-15-2024	1,015,000	1,067,699
Wichita KS Health Care Facilities Presbyterian Manors Incorporate	5.00	5-15-2025	1,055,000	1,168,761

				2,236,460

Housing Revenue: 0.14%
Kansas Development Finance Authority MFHR Woodland Village Apartments Project Series J	1.68	7-1-2022	5,000,000	5,014,650

The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term Municipal Bond Fund  |  15

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities Revenue: 0.05%
Burlington KS Environmental Impact Series B ø	1.75%	9-1-2035	$2,000,000	$2,000,000

				9,251,110

Kentucky: 2.92%

Health Revenue: 0.24%
Louisville & Jefferson Counties KY Catholic Health Initiatives Series A	5.00	12-1-2021	8,210,000	8,781,416

Housing Revenue: 0.69%
Kentucky Housing Corporation Beecher Phase I Project	2.00	3-1-2022	5,500,000	5,549,335
Kentucky Housing Corporation Jefferson Green Apartments Project	2.20	9-1-2022	20,000,000	20,174,200

				25,723,535

Miscellaneous Revenue: 0.06%
Hopkins County KY Public Properties Corporation Judicial Center Project	3.63	6-1-2025	1,000,000	1,009,410
Pendleton County KY School District Finance Corporation	2.00	2-1-2021	1,200,000	1,208,184

				2,217,594

Utilities Revenue: 1.93%
Kentucky Public Energy Authority Gas Supply Series A-1	4.00	12-1-2049	15,490,000	17,169,271
Kentucky Public Energy Authority Gas Supply Series B	4.00	1-1-2049	24,085,000	26,595,620
Kentucky Public Energy Authority Gas Supply Series C	4.00	12-1-2049	20,000,000	22,150,000
Louisville & Jefferson Counties KY Metro Government PCR Series B	2.55	11-1-2027	5,500,000	5,585,415

				71,500,306

				108,222,851

Louisiana: 0.65%

Housing Revenue: 0.08%
Louisiana Housing Corporation Pine Trace Homes Project	2.40	5-1-2021	3,000,000	3,010,320

Industrial Development Revenue: 0.39%
St John Baptist Parish Louisiana Marathon Oil Corporation Project	2.10	6-1-2037	14,320,000	14,456,756

Tax Revenue: 0.07%
Louisiana Local Government Environmental Facilities & CDA Series 2015 (Build America Mutual Assurance Company Insured)	5.00	12-1-2020	1,135,000	1,173,738
Louisiana Regional Transit Authority CAB (National Insured) ¤	0.00	12-1-2021	1,615,000	1,522,493

				2,696,231

Utilities Revenue: 0.11%
Lafayette LA Refunding Bond	5.00	11-1-2023	3,680,000	4,070,669

				24,233,976

Maine: 0.01%

Education Revenue: 0.01%
Maine Finance Authority Supplemental Education Loan Program Class A Series A-1 (AGM Insured)	5.00	12-1-2025	425,000	499,146

Maryland: 2.56%

GO Revenue: 0.70%
Maryland State & Local Facilities Loan of 2015 Series A	5.00	3-1-2024	23,060,000	25,876,779

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health Revenue: 0.03%
Rockville MD Mayor and Council Economic Development Ingleside King Farm Project Series A-1	5.00%	11-1-2020	$850,000	$872,160

Housing Revenue: 1.27%
Maryland CDA Department of Housing & Community Multifamily Development Huntington Apartments Series C 144A	2.34	4-1-2021	7,500,000	7,540,275
Maryland CDA Department of Housing & Community Multifamily Development Lakeview Victoria Park Series H	3.00	11-1-2020	9,000,000	9,075,600
Maryland CDA Department of Housing & Community Multifamily Development Orchard Mews	2.06	9-1-2021	5,500,000	5,518,645
Maryland CDA Department of Housing & Community Multifamily Development Orchard Park Series F	2.52	8-1-2020	15,000,000	15,047,850
Maryland CDA Department of Housing & Community Multifamily Development Zions Towers Series A (FHA Insured)	2.44	3-1-2020	10,000,000	10,008,100

				47,190,470

Miscellaneous Revenue: 0.20%
Maryland CDA Department of Housing & Community Multifamily Development Park Square Homes Series E	2.53	8-1-2020	7,500,000	7,524,375

Utilities Revenue: 0.36%
Maryland Economic Development Corporation PCR Potomac Electric Power Company Project	1.70	9-1-2022	13,250,000	13,373,623

				94,837,407

Massachusetts: 3.17%

Education Revenue: 0.26%
Massachusetts Educational Financing Authority AMT Issue J	5.00	7-1-2021	1,280,000	1,348,288
Massachusetts Educational Financing Authority AMT Issue K Series A	5.00	7-1-2022	1,000,000	1,085,850
Massachusetts Educational Financing Authority Series A	5.00	1-1-2020	3,000,000	3,000,000
Massachusetts Educational Financing Authority Series A	5.00	1-1-2022	4,115,000	4,402,680

				9,836,818

Health Revenue: 0.44%
Massachusetts Development Finance Agency Partners Healthcare System Series S-3 (SIFMA Municipal Swap +0.50%) ±	2.11	7-1-2038	5,000,000	5,008,600
Massachusetts Development Finance Agency Partners Healthcare System Series S-5 (SIFMA Municipal Swap +0.42%) ±	2.03	7-1-2044	11,230,000	11,234,043

				16,242,643

Housing Revenue: 1.10%
Massachusetts HFA Construction Loan Notes Series A	1.85	6-1-2020	1,650,000	1,650,479
Massachusetts HFA Construction Loan Notes Series B	2.05	12-1-2021	24,630,000	24,637,635
Massachusetts HFA Multifamily Conduit Van Brodie Mill Series A (TD Bank NA LOC)	2.00	7-1-2020	7,000,000	7,005,320
Massachusetts HFA Single Family Series 200 (1 Month LIBOR +0.38%) ±	1.58	12-1-2048	7,500,000	7,508,100

				40,801,534

Miscellaneous Revenue: 1.02%
Massachusetts Consolidated Loan Series D	1.05	8-1-2043	12,860,000	12,849,841
Massachusetts Consolidated Loan Subordinate Bond Series D-2	1.70	8-1-2043	24,550,000	24,859,576

				37,709,417

The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term Municipal Bond Fund  |  17

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation Revenue: 0.35%
Massachusetts Department of Transportation Refunding Bond	5.00%	1-1-2039	$11,685,000	$12,971,986

				117,562,398

Michigan: 1.99%

Education Revenue: 0.03%
Western Michigan University Refunding Bond	5.00	11-15-2020	1,000,000	1,033,090

GO Revenue: 0.49%
Allendale MI Public School District Series A (Qualified School Board Loan Fund Insured)	3.00	11-1-2021	895,000	923,040
Caledonia MI Community Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2020	500,000	506,355
Caledonia MI Community Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,140,000	1,198,425
Detroit MI Series 2018	5.00	4-1-2021	620,000	639,623
Flushing MI Community School District (Qualified School Board Loan Fund Insured)	4.00	5-1-2021	1,135,000	1,177,029
Gibraltar MI School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,100,000	1,114,047
Gibraltar MI School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,185,000	1,246,051
Grand Ledge MI Public School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2020	2,680,000	2,713,339
Haslett MI Public Schools (Qualified School Board Loan Fund Insured)	4.00	5-1-2020	370,000	373,337
Haslett MI Public Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	500,000	524,740
Lake Orion MI Community School District 2015 Refunding Bond (Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,550,000	1,569,282
Lake Orion MI Community School District 2016 Refunding Bond (Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,390,000	1,407,292
Lake Orion MI Community School District 2016 Refunding Bond (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,385,000	1,454,472
South Lyon MI Community School District	4.00	5-1-2020	1,425,000	1,438,324
Southgate MI Community School District (BAM Insured)	5.00	5-1-2020	500,000	506,385
Warren Woods MI Public Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,445,000	1,462,976

				18,254,717

Health Revenue: 0.37%
Michigan Finance Authority Bronson Healthcare Group Series B & C	3.75	11-15-2049	7,600,000	8,502,272
Michigan Finance Authority Crittenden Hospital Medical Center Series A	4.13	6-1-2032	4,290,000	4,592,617
Michigan Strategic Limited Obligation Refunding Bond Holland Home Project	4.00	11-15-2024	580,000	622,346

				13,717,235

Housing Revenue: 0.26%
Michigan Housing Development Authority MFHR Bond Renaissance Estates of Ecorse Phase II Project	1.45	11-1-2020	9,800,000	9,801,470

Industrial Development Revenue: 0.53%
Michigan Strategic Limited Obligation Consumers Energy Company Project	1.80	10-1-2049	19,500,000	19,589,310

Miscellaneous Revenue: 0.07%
Michigan Finance Authority Local Government Loan Program Series 2014H-1	5.00	10-1-2022	1,075,000	1,142,564
Michigan Finance Authority Senior Lien Distributable State Aid Charter County of Wayne Criminal Justice Center Project	5.00	11-1-2022	1,150,000	1,271,406

				2,413,970

The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue: 0.24%
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D-6 (National Insured)	5.00%	7-1-2020	$1,800,000	$1,833,174
Michigan Finance Authority Refunding Bond Second Lien Detroit Water & Sewer Series C-7 (National Insured)	5.00	7-1-2020	3,835,000	3,905,679
Michigan Finance Authority Refunding Bond Second Lien Detroit Water & Sewer Series C-7 (National Insured)	5.00	7-1-2021	3,095,000	3,262,997

				9,001,850

				73,811,642

Minnesota: 0.77%

GO Revenue: 0.05%
Hastings MN Independent School District #200 Series A (South Dakota Credit Program Insured) ¤	0.00	2-1-2023	815,000	781,846
Hastings MN Independent School District #200 Series A (South Dakota Credit Program Insured) ¤	0.00	2-1-2024	1,015,000	955,704

				1,737,550

Housing Revenue: 0.70%
Brooklyn Center MN Multifamily Housing Development Sonder House Apartments Project	1.35	1-1-2037	2,355,000	2,354,529
Dakota County MN Community Development Agency Senior Multifamily Housing West St. Paul Apartments Project Series A	2.25	1-1-2022	6,285,000	6,311,774
Dakota County MN Community Development Agency Senior Multifamily Housing West St. Paul Apartments Project Series B	3.80	7-1-2022	6,325,000	6,348,719
Minnesota HFA Series D (SIFMA Municipal Swap +0.43%) (GNMA/FNMA/FHLMC Insured) ±	2.04	1-1-2045	11,000,000	11,006,820

				26,021,842

Miscellaneous Revenue: 0.02%
Duluth MN Independent School District Certificates of Participation Series B (South Dakota Credit Program Insured)	5.00	2-1-2024	425,000	483,773
Duluth MN Independent School District Certificates of Participation Series B (South Dakota Credit Program Insured)	5.00	2-1-2025	375,000	438,154

				921,927

				28,681,319

Mississippi: 0.19%

Utilities Revenue: 0.19%
Mississippi Business Finance Corporation Mississippi Power Company Project Series 2010	2.75	12-1-2040	6,750,000	6,835,050

Missouri: 1.06%

GO Revenue: 0.18%
Kansas City MO Series A	5.00	2-1-2020	1,495,000	1,499,530
St. Louis MO Special Administrative Board The Transitional School Direct Deposit Program	4.00	4-1-2022	5,030,000	5,346,488

				6,846,018

Health Revenue: 0.14%
Kirkwood MO IDA Retirement Community Series A	8.25	5-15-2045	3,000,000	3,076,950
Missouri HEFA Health Care Series B	4.50	6-1-2025	1,000,000	1,013,810
Missouri HEFA Health Care Series B	5.00	6-1-2021	1,000,000	1,015,860

				5,106,620

The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term Municipal Bond Fund  |  19

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial Development Revenue: 0.65%
Missouri Environmental Improvement and Energy Resources Authority Kansas City Power And Light Company Project	2.75%	5-1-2038	$23,400,000	$23,921,118

Tax Revenue: 0.09%
Arnold MO Real Property Arnold Triangle Redevelopment Project Series A	3.75	5-1-2023	1,380,000	1,405,489
Bi State Development Agency Missouri Illinois Metropolitan District Refunding Bond St Clair County Metrolink Project (AGM Insured)	5.25	7-1-2020	2,000,000	2,039,720

				3,445,209

				39,318,965

Nebraska: 0.16%

Housing Revenue: 0.13%
Douglas Country NE Housing Authority Sorensen Senior Residences Project Series A	2.05	3-1-2020	5,000,000	5,000,350

Utilities Revenue: 0.03%
Nebraska Public Power Generation Agency Whelan Energy Center Unit 2 Series A	5.00	1-1-2020	1,000,000	1,000,000

				6,000,350

Nevada: 0.25%

Airport Revenue: 0.03%
Clark County NV Airport Jet Aviation Fuel Tax Series A	5.00	7-1-2020	1,000,000	1,018,780

GO Revenue: 0.13%
Clark County NV School District Series C	5.00	6-15-2022	2,000,000	2,177,260
Clark County NV School District Series D	5.00	6-15-2021	2,395,000	2,526,845

				4,704,105

Industrial Development Revenue: 0.02%
Clark County NV PCR	1.88	6-1-2031	880,000	880,370

Utilities Revenue: 0.07%
Washoe County NV Sierra Pacific Power Series B	3.00	3-1-2036	560,000	581,414
Washoe County NV Water Facility Refunding Bond Series F	2.05	3-1-2036	2,000,000	2,019,560

				2,600,974

				9,204,229

New Hampshire: 0.07%

Housing Revenue: 0.07%
New Hampshire HFA MFHR Series 1 (FHA Insured)	1.75	1-1-2020	2,455,000	2,455,000

New Jersey: 6.89%

Airport Revenue: 0.20%
New Jersey EDA Refunding Bond Port Newark Container Terminal LLC Project	5.00	10-1-2021	1,500,000	1,584,915
New Jersey EDA Refunding Bond Port Newark Container Terminal LLC Project	5.00	10-1-2022	1,755,000	1,909,528
New Jersey EDA Refunding Bond Port Newark Container Terminal LLC Project	5.00	10-1-2023	1,500,000	1,676,910
New Jersey EDA Refunding Bond Port Newark Container Terminal LLC Project	5.00	10-1-2024	2,000,000	2,288,960

				7,460,313

The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education Revenue: 0.30%
New Jersey EDA Student Loan Series 1	5.50%	12-1-2021	$1,000,000	$1,077,200
New Jersey Higher Education Assistance Authority Series A1	5.00	12-1-2020	9,775,000	10,097,771

				11,174,971

GO Revenue: 0.17%
Andover NJ Regional School District Refunding School Bond Series 2014 (BAM Insured)	3.00	2-15-2020	515,000	516,112
New Jersey TTFA Transit System Series A	5.75	6-15-2020	2,275,000	2,319,317
Trenton City NJ Refunding Bond	4.00	7-15-2020	1,685,000	1,701,429
Trenton City NJ Refunding Bond (BAM Insured)	5.00	12-1-2020	1,675,000	1,730,459

				6,267,317

Housing Revenue: 2.37%
New Jersey Housing & Mortgage Finance Agency Multifamily Series A	2.00	11-1-2021	325,000	328,439
New Jersey Housing & Mortgage Finance Agency Multifamily Series B	1.65	5-1-2020	4,605,000	4,610,664
New Jersey Housing & Mortgage Finance Agency Multifamily Series B	2.00	5-1-2021	14,335,000	14,455,127
New Jersey Housing & Mortgage Finance Agency Multifamily Series C	2.41	10-1-2021	27,500,000	27,710,650
New Jersey Housing & Mortgage Finance Agency Single Family Housing Series B	2.60	10-1-2021	5,805,000	5,882,207
New Jersey Housing & Mortgage Finance Agency Single Family Housing Series B	2.70	4-1-2022	5,925,000	6,036,212
New Jersey Housing & Mortgage Finance Agency Single Family Housing Series B	2.80	10-1-2022	5,530,000	5,662,112
New Jersey Housing & Mortgage Finance Agency Single Family Housing Series B	2.90	4-1-2023	6,100,000	6,287,331
New Jersey Housing & Mortgage Finance Agency Single Family Housing Series B	2.95	10-1-2023	5,710,000	5,918,758
New Jersey Housing & Mortgage Finance Agency Single Family Housing Series B	3.10	4-1-2024	2,700,000	2,820,717
New Jersey Housing & Mortgage Finance Agency Single Family Housing Series B	3.25	4-1-2025	3,070,000	3,239,863
New Jersey Housing & Mortgage Finance Agency Villa Victoria Apartments Project Series F	2.43	11-1-2021	5,000,000	5,039,700

				87,991,780

Miscellaneous Revenue: 1.97%
New Jersey EDA School Facilities Construction Bond Series DDD	5.00	6-15-2023	3,000,000	3,338,400
New Jersey EDA School Facilities Construction Bond Series DDD	5.00	6-15-2024	2,605,000	2,963,422
New Jersey EDA School Facilities Construction Bond Series K (National Insured)	5.25	12-15-2021	1,040,000	1,116,960
New Jersey EDA School Facilities Construction Bond Series NN	5.00	3-1-2022	405,000	434,917
New Jersey EDA School Facilities Construction Refunding Bond Series NN	5.00	3-1-2021	1,410,000	1,473,253
New Jersey EDA School Facilities Construction Refunding Bond Series NN	5.00	3-1-2021	3,610,000	3,759,526
New Jersey EDA Series BBB	5.00	6-15-2022	6,000,000	6,501,480
New Jersey EDA Series BBB	5.00	6-15-2023	4,000,000	4,451,200
New Jersey EDA Series XX	5.00	6-15-2022	7,500,000	8,126,850
New Jersey EDA Transportation Project New Jersey Transit Corporation Project Series B	5.00	11-1-2021	2,490,000	2,651,626
New Jersey EDA Transportation Project New Jersey Transit Corporation Project Series B	5.00	11-1-2022	26,000,000	28,500,940
New Jersey School Facilities Construction Prerefunded Bond Series EE	5.00	9-1-2020	1,650,000	1,691,366
New Jersey TTFA Series A	5.00	6-15-2020	1,000,000	1,016,130
Newark NJ Housing Authority Newark Redevelopment Project Refunding Bond (National Insured)	5.25	1-1-2020	2,170,000	2,170,000
Newark NJ Housing Authority Newark Redevelopment Project Refunding Bond (National Insured)	5.25	1-1-2021	4,570,000	4,745,945

				72,942,015

The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term Municipal Bond Fund  |  21

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax Revenue: 0.02%
New Jersey EDA School Facilities Construction Unrefunded Bond Series EE	5.00%	9-1-2020	$610,000	$624,433

Transportation Revenue: 1.86%
New Jersey TTFA Series A	5.25	12-15-2020	33,465,000	34,679,780
New Jersey TTFA Series A1	5.00	6-15-2020	7,000,000	7,114,800
New Jersey TTFA Series A1	5.00	6-15-2021	5,000,000	5,262,600
New Jersey Turnpike Authority Series C-6 (1 Month LIBOR +0.75%) ±	1.95	1-1-2030	21,820,000	22,014,853

				69,072,033

				255,532,862

New Mexico: 0.30%

Health Revenue: 0.02%
Santa Fe NM Retirement Facility El Castillo Retirement	2.25	5-15-2024	600,000	600,540

Utilities Revenue: 0.28%
Farmington NM PCR Southern California Edison Company Four Corners Project Series 2011	1.88	4-1-2029	5,500,000	5,502,530
Farmington NM PCR Southern California Edison Company Four Corners Project Series A	1.88	4-1-2029	4,950,000	4,952,277

				10,454,807

				11,055,347

New York: 6.47%

GO Revenue: 0.72%
Nassau County NY Series A	5.00	1-1-2020	4,000,000	4,000,000
New York NY Series J Subordinate Bond Series J3 (AGM Insured) (m)	1.65	6-1-2036	19,425,000	19,425,000
Oyster Bay NY Public Improvement	4.00	2-15-2020	1,000,000	1,002,900
Rockland County NY Public Improvement Series C (AGM Insured)	3.00	5-1-2020	1,390,000	1,398,646
Rockland County NY Refunding Bond (BAM Insured)	3.00	2-15-2020	630,000	631,392

				26,457,938

Health Revenue: 0.28%
New York Dormitory Authority Non State Supported Debt Northwell Health	5.00	5-1-2048	4,000,000	4,517,160
New York NY Health & Hospital Corporation Health System Series A	5.50	2-15-2020	5,755,000	5,774,797

				10,291,957

Housing Revenue: 0.74%
New York NY Housing Development Corporation Multifamily Housing AMT Sustainable Neighborhood	1.75	11-1-2023	400,000	401,400
New York NY Housing Development Corporation Multifamily Housing AMT Sustainable Neighborhood	1.80	5-1-2024	400,000	401,528
New York NY Housing Development Corporation Multifamily Housing AMT Sustainable Neighborhood	1.85	11-1-2024	400,000	401,656
New York NY Housing Development Corporation Multifamily Housing AMT Sustainable Neighborhood	1.90	5-1-2025	515,000	516,715
New York NY Housing Development Corporation Multifamily Housing AMT Sustainable Neighborhood	1.95	11-1-2025	520,000	521,321
New York NY Housing Development Corporation Multifamily Housing AMT Sustainable Neighborhood	2.00	5-1-2026	535,000	535,728
New York NY Housing Development Corporation Sustainable Neighborhood Bond Series I2B	2.00	5-1-2021	12,000,000	12,003,240
New York HFA Affordable Housing Series L (GNMA/FNMA/FHLMC Insured)	1.65	5-1-2021	6,400,000	6,431,808

The accompanying notes are an integral part of these financial statements.

22  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of Investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Housing Revenue (continued)
New York HFA Affordable Housing Series M-1 (GNMA/FNMA/FHLMC Insured)	1.80%	5-1-2020	$1,200,000	$1,202,100
New York HFA Affordable Housing Series M-1 (GNMA/FNMA/FHLMC Insured)	2.00	5-1-2021	5,000,000	5,038,600

				27,454,096

Industrial Development Revenue: 0.92%
New York Transportation Development Corporation Special Facilities Revenue Delta Airlines Incorporated LaGuardia Airport Terminals C&D Redevelopment	5.00	1-1-2024	30,130,000	33,967,056

Miscellaneous Revenue: 0.08%
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building	5.00	11-1-2020	2,915,000	3,000,759

Tax Revenue: 0.55%
New York Metropolitan Transportation Authority Subordinate Bond Series A2A (SIFMA Municipal Swap +0.45%) ±	2.06	11-1-2026	6,065,000	6,067,305
New York NY Transitional Finance Authority Subordinate Bond Series 1-B (SIFMA Municipal Swap +0.80%) ±	2.41	11-1-2022	14,225,000	14,269,098

				20,336,403

Transportation Revenue: 2.63%
New York Metropolitan Transportation Authority Subordinate Bond Series A2 (SIFMA Municipal Swap +0.58%) ±	2.19	11-15-2039	2,000,000	2,000,200
New York Metropolitan Transportation Authority Subordinate Bond Series C2	4.00	11-15-2033	8,530,000	8,666,139
New York Metropolitan Transportation Authority Subordinate Bond Series D-2A-1 (1 Month LIBOR +0.57%) (AGM Insured) ±	1.75	11-1-2032	7,500,000	7,504,875
New York Metropolitan Transportation Authority Subordinate Bond Series D-2A-2 (1 Month LIBOR +0.68%) (AGM Insured) ±	1.86	11-1-2032	20,000,000	20,057,600
New York Metropolitan Transportation Authority Subordinate Bond Series D-2B (1 Month LIBOR +0.30%) (AGM Insured) ±	1.48	11-1-2032	6,000,000	5,989,080
New York Metropolitan Transportation Authority Subordinate Bond Series D1	5.00	9-1-2022	20,000,000	21,873,000
New York Metropolitan Transportation Authority Subordinate Bond Series D2 (SIFMA Municipal Swap +0.45%) ±	2.06	11-15-2044	22,545,000	22,524,710
Niagara Falls NY Board Community Toll (National Insured)	6.25	10-1-2020	8,685,000	9,010,861

				97,626,465

Utilities Revenue: 0.16%
Long Island NY Power Authority Electric System General Series B	1.65	9-1-2049	6,000,000	6,049,800

Water & Sewer Revenue: 0.39%
New York NY Municipal Water Finance Series B1-A (Sumitomo Mitsui Banking SPA) ø	1.58	6-15-2024	14,500,000	14,500,000

				239,684,474

North Carolina: 0.23%

Health Revenue: 0.20%
Charlotte Mecklenburg NC Hospital Authority Atrium Health Series B	5.00	1-15-2048	7,000,000	7,545,090

Industrial Development Revenue: 0.03%
Columbus County NC Industrial Facilities and Pollution Control Financing Authority Environmental Improvement Revenue Refunding Bond International Paper Company Project Series A	2.00	11-1-2033	1,000,000	1,008,760

				8,553,850

The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term Municipal Bond Fund  |  23

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Ohio: 2.61%

GO Revenue: 0.01%
Springfield OH Refunding Bond (AGC Insured)	4.00%	12-1-2020	$225,000	$225,439

Health Revenue: 0.02%
Lake County OH Lake Hospital System Incorporated	5.00	8-15-2020	905,000	924,584

Housing Revenue: 1.47%
Cuyahoga OH Metropolitan Housing Authority Headquarters Project	1.75	3-1-2020	5,445,000	5,447,178
Lucas OH Metropolitan Housing Authority Certificate of Participation	2.25	11-1-2020	270,000	271,123
Lucas Plaza OH Housing Development Corporation Refunding Bond (FHA Insured) ¤	0.00	6-1-2024	15,800,000	14,766,206
Ohio HFA Cambridge Village Apartments Project (HUD Insured)	2.40	4-1-2021	3,200,000	3,207,872
Ohio HFA Multifamily Sem Manor Project	1.40	9-1-2020	6,000,000	6,000,180
Ohio HFA Multifamily Southwick Place Townhomes Project	1.55	3-1-2022	4,975,000	4,978,383
Ohio HFA Multifamily Wesley Tower Apartments Project	1.40	6-1-2022	10,500,000	10,498,425
Trumbull Metropolitan Housing Authority Multifamily Housing Apartments Project Series A	1.70	6-1-2022	9,250,000	9,285,890

				54,455,257

Industrial Development Revenue: 0.10%
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Series A	2.88	2-1-2026	3,750,000	3,805,613

Miscellaneous Revenue: 0.07%
Ohio Portsmouth Bypass Project	5.00	12-31-2020	1,320,000	1,363,441
Ohio Portsmouth Bypass Project	5.00	12-31-2021	1,205,000	1,281,433

				2,644,874

Resource Recovery Revenue: 0.33%
Ohio Air Quality Development Authority Refunding Bond American Electric Power Company Project	1.90	5-1-2026	12,000,000	12,055,920

Utilities Revenue: 0.61%
American Municipal Power Ohio Incorporated Refunding Bond	2.30	2-15-2038	8,750,000	8,880,813
Lancaster OH Port Authority Gas Supply	5.00	8-1-2049	12,000,000	13,892,280

				22,773,093

				96,884,780

Oklahoma: 1.00%

Airport Revenue: 0.07%
Tulsa OK Airports Improvement Trust Series 2013A (BAM Insured)	5.00	6-1-2020	695,000	705,091
Tulsa OK Airports Improvement Trust Series 2015A (BAM Insured)	5.00	6-1-2020	1,710,000	1,734,829

				2,439,920

Education Revenue: 0.01%
Oklahoma Development Finance Authority Refunding Bond Oklahoma City University Project	4.00	8-1-2022	535,000	564,350

GO Revenue: 0.40%
Oklahoma County OK Independent School District #52 Series A	2.50	1-1-2021	3,535,000	3,581,697
Oklahoma County OK Independent School District #52 Series A	3.00	1-1-2022	3,535,000	3,662,861
Oklahoma County OK Independent School District #52 Series A	3.00	1-1-2023	3,135,000	3,305,074
Oklahoma County OK Independent School District #52 Series A	3.50	1-1-2020	2,840,000	2,840,000
Woodward County OK Independent School District #1 Board of Education	2.30	6-1-2020	1,435,000	1,439,319

				14,828,951

The accompanying notes are an integral part of these financial statements.

24  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health Revenue: 0.05%
Oklahoma Development Finance Authority Oklahoma University Medicine Project Series B	5.00%	8-15-2022	$500,000	$541,220
Oklahoma Development Finance Authority Oklahoma University Medicine Project Series B	5.00	8-15-2023	500,000	556,160
Oklahoma Development Finance Authority Oklahoma University Medicine Project Series B	5.00	8-15-2024	600,000	684,540

				1,781,920

Miscellaneous Revenue: 0.46%
Blaine County OK Educational Facilities Authority Watonga Public Schools Project	5.00	12-1-2020	750,000	773,933
Blaine County OK Educational Facilities Authority Watonga Public Schools Project	5.00	12-1-2021	945,000	1,011,519
Creek County OK Educational Facilities Authority Sapulpa Public School Project	5.00	9-1-2020	2,550,000	2,613,393
Grady County OK School Finance Authority Tuttle Public School Project	5.00	9-1-2021	1,065,000	1,131,168
Kay County OK Public Buildings Authority	2.25	4-1-2024	720,000	717,797
Kay County OK Public Buildings Authority	2.25	4-1-2025	735,000	731,060
Kay County OK Public Buildings Authority	2.38	4-1-2026	750,000	747,998
Ottawa County OK Educational Facilities Authority Educational Facilities Lease Miami Public Schools Project	5.00	9-1-2023	830,000	930,563
Ottawa County OK Educational Facilities Authority Educational Facilities Lease Miami Public Schools Project	5.00	9-1-2024	1,080,000	1,241,341
Ottawa County OK Educational Facilities Authority Educational Facilities Lease Miami Public Schools Project	5.00	9-1-2025	930,000	1,092,006
Tulsa County OK Industrial Authority Educational Broken Arrow Public Schools Project	5.00	9-1-2025	2,500,000	2,827,675
Wagoner County OK School Development Authority Wagoner Public Schools Project	4.00	9-1-2025	1,255,000	1,409,880
Weatherford OK Industrial Trust Educational Facilities Lease Weatherford Public Schools Project	5.00	3-1-2027	1,475,000	1,784,721

				17,013,054

Tax Revenue: 0.01%
Cleveland County OK Justice Authority Detention Facility Project	4.00	3-1-2020	500,000	501,050

				37,129,245

Other: 0.67%

Miscellaneous Revenue: 0.67%
FHLMC Multiclass Mortgage Certificate of Participation Series M012 Class A1A øø	1.60	8-15-2051	3,575,268	3,604,442
FHLMC Multiclass Mortgage Certificate of Participation Series M012 Class A1B1 øø	2.25	8-15-2051	16,535,614	16,833,090
Public Housing Capital Fund Trust I (HUD Insured) 144A	4.50	7-1-2022	3,692,210	3,732,012
Public Housing Capital Fund Trust II (HUD Insured) 144A	4.50	7-1-2022	575,829	584,340

				24,753,884

Pennsylvania: 6.39%

Education Revenue: 0.79%
Lehigh County PA General Purpose Authority (SIFMA Municipal Swap +0.58%) ±	2.19	11-1-2037	11,025,000	11,023,457
Philadelphia PA IDA Thomas Jefferson University Series B ø	1.78	9-1-2050	18,210,000	18,210,000

				29,233,457

The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term Municipal Bond Fund  |  25

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO Revenue: 1.51%
Butler PA Area School District (AGM Insured)	5.00%	10-1-2023	$1,280,000	$1,446,374
Butler PA Area School District (AGM Insured)	5.00	10-1-2024	2,965,000	3,444,678
Butler PA Area School District (AGM Insured)	5.00	10-1-2025	4,695,000	5,587,942
Coatesville PA Area School District (AGM Insured)	5.00	8-1-2023	1,000,000	1,117,460
Lackawanna County PA Riverside School District Project (BAM Insured)	4.00	10-15-2020	1,455,000	1,482,281
Manheim Township PA School District Series A (1 Month LIBOR +0.47%) ±	1.63	5-1-2025	3,760,000	3,769,588
Penn Hills PA School District (BAM Insured)	5.00	11-15-2020	825,000	851,499
Penn Hills PA School District (BAM Insured)	5.00	11-15-2021	1,275,000	1,359,992
Philadelphia PA School District Refunding Bond %%	5.00	9-1-2023	4,500,000	4,994,460
Philadelphia PA School District Series A	5.00	9-1-2022	1,000,000	1,096,130
Philadelphia PA School District Series A	5.00	9-1-2024	800,000	923,016
Philadelphia PA School District Series C	5.00	9-1-2020	1,125,000	1,152,821
Philadelphia PA School District Series D	5.00	9-1-2020	1,500,000	1,537,095
Philadelphia PA School District Series D	5.00	9-1-2021	1,750,000	1,856,330
Philadelphia PA School District Series E (State Aid Withholding Insured)	5.00	9-1-2020	2,225,000	2,280,024
Philadelphia PA School District Series E	5.25	9-1-2023	7,000,000	7,186,970
Philadelphia PA School District Series F	5.00	9-1-2020	2,750,000	2,818,008
Philadelphia PA School District Series F	5.00	9-1-2021	3,580,000	3,797,521
Scranton PA 144A	5.00	9-1-2020	2,205,000	2,246,851
Scranton PA School District Series A	5.00	6-1-2021	680,000	711,246
Scranton PA School District Series A	5.00	6-1-2022	730,000	783,224
Scranton PA School District Series A	5.00	6-1-2023	835,000	924,370
Scranton PA School District Series B	5.00	6-1-2021	580,000	606,651
Scranton PA School District Series B (National Insured)	5.00	6-1-2022	870,000	937,703
Scranton PA School District Series B (National Insured)	5.00	6-1-2023	615,000	680,823
Scranton PA School District Series C	5.00	6-1-2020	585,000	592,886
Scranton PA School District Series C	5.00	6-1-2021	590,000	617,111
Warwick PA School District	4.00	2-15-2020	1,000,000	1,003,350

				55,806,404

Health Revenue: 0.92%
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A-1 (3 Month LIBOR +0.72%) ±	2.00	2-1-2021	1,345,000	1,348,201
Berks County PA IDA Health System Tower Health Project	5.00	11-1-2023	1,000,000	1,123,550
Berks County PA IDA Health System Tower Health Project	5.00	11-1-2024	1,000,000	1,152,310
Franklin County PA IDA Menno-Haven Incorporated Project	5.00	12-1-2021	230,000	240,486
Lancaster County PA Hospital Authority Healthcare Facilities Moravian Manors Incorporated Project	2.88	12-15-2023	1,200,000	1,200,240
Montgomery County PA Higher Education & Health Authority Series 2018D ø	1.78	9-1-2050	10,000,000	10,000,000
Montgomery County PA Higher Education & Health Authority Thomas Jefferson University Series A	5.00	9-1-2023	1,050,000	1,188,033
Montgomery County PA Higher Education & Health Authority Thomas Jefferson University Series C (SIFMA Municipal Swap +0.72%) ±	2.33	9-1-2051	10,000,000	10,000,000
Montgomery County PA IDA Albert Einstein Healthcare Network Issue Series A	5.00	1-15-2020	1,315,000	1,316,460
Philadelphia PA Hospitals & HEFAR Temple University Health System	5.00	7-1-2021	1,250,000	1,307,950
Philadelphia PA Hospitals & HEFAR Temple University Health System	5.00	7-1-2022	2,000,000	2,150,780
Quakertown PA Health Facilities Authority Series A	3.13	7-1-2021	3,250,000	3,247,888

				34,275,898

Housing Revenue: 1.10%
Pennsylvania HFA Single Family Series 125A	2.38	10-1-2025	18,205,000	18,543,249
Pennsylvania HFA Single Family Series 128A	4.75	4-1-2033	8,175,000	8,984,080

The accompanying notes are an integral part of these financial statements.

26  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Housing Revenue (continued)
Pennsylvania HFA Special Limited Obligation Multifamily Housing Norris Homes Phase V	1.40%	1-1-2043	$10,000,000	$9,996,600
Pittsburgh PA Urban RDA Crawford Square Apartments Project	2.25	12-1-2020	3,300,000	3,301,320

				40,825,249

Industrial Development Revenue: 0.64%
Lehigh County PA IDA Electric Utilities Corporation Series B	1.80	2-15-2027	2,500,000	2,527,425
Montgomery County PA IDA Exelon Generation Company LLC	2.50	10-1-2030	15,795,000	15,839,384
Montgomery County PA IDA Peco Energy Company Project Series A	2.60	3-1-2034	2,125,000	2,143,806
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2020	2,020,000	2,084,640
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2021	1,095,000	1,162,452

				23,757,707

Miscellaneous Revenue: 0.35%
Bethlehem PA Area School District Authority Bethlehem Area School District Refunding Bond Project (1 Month LIBOR +0.49%) ±	1.74	1-1-2030	4,970,000	4,976,014
Delaware County PA Authority Neumann University	4.00	10-1-2021	1,365,000	1,407,438
Philadelphia PA Public School Building Authority Harrisburg School District Project Series A (AGM Insured)	5.00	12-1-2023	2,505,000	2,842,198
Philadelphia PA RDA Transformation Initiative Series B	5.00	4-15-2020	1,870,000	1,888,064
Scranton PA RDA Series A (Municipal Government Guaranty Insured)	5.00	11-15-2021	1,765,000	1,822,698

				12,936,412

Resource Recovery Revenue: 0.25%
Pennsylvania EDFA Solid Waste Disposal Series A	1.70	8-1-2037	9,420,000	9,431,963

Transportation Revenue: 0.42%
Lancaster PA Parking Authority Series A (BAM Insured)	4.00	9-1-2025	530,000	596,626
Lancaster PA Parking Authority Series A (BAM Insured)	4.00	9-1-2026	545,000	621,398
Pennsylvania Turnpike Commission Series B (SIFMA Municipal Swap +0.70%) ±	2.31	12-1-2023	2,880,000	2,899,094
Pennsylvania Turnpike Commission Series B (SIFMA Municipal Swap +1.27%) ±	2.88	12-1-2020	11,300,000	11,351,980

				15,469,098

Water & Sewer Revenue: 0.41%
Pittsburgh PA Water & Sewer Authority Series C (1 Month LIBOR +0.64%) (AGM Insured) ±	1.89	9-1-2040	15,000,000	15,004,650

				236,740,838

Rhode Island: 0.36%

Education Revenue: 0.03%
Rhode Island Student Loan Authority AMT Series A	5.00	12-1-2023	1,175,000	1,324,084

Health Revenue: 0.09%
Rhode Island Health & Educational Building Corporation Tockwotton Home Series 2011	8.38	1-1-2046	3,000,000	3,212,460

Miscellaneous Revenue: 0.24%
Rhode Island & Providence Plantations Consolidated Capital Development Series A	5.00	8-1-2023	8,045,000	8,833,330

				13,369,874

The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term Municipal Bond Fund  |  27

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
South Carolina: 0.47%

Health Revenue: 0.19%
South Carolina Jobs EDA Prisma Health Obligated Group Series C ø	1.77%	5-1-2048	$7,000,000	$7,000,000

Miscellaneous Revenue: 0.13%
South Carolina Transportation Infrastructure Bank Refunding Bond Series B (1 Month LIBOR +0.45%) ±	1.60	10-1-2031	4,955,000	4,960,351

Utilities Revenue: 0.15%
Piedmont SC Municipal Power Agency (National Insured)	5.38	1-1-2025	4,760,000	5,605,233

				17,565,584

Tennessee: 1.81%

Health Revenue: 0.08%
Greeneville TN Health and Educational Ballad Health Series A	5.00	7-1-2023	1,600,000	1,784,992
Knox County TN Health Educational and University Health System Incorporate	5.00	4-1-2024	1,000,000	1,126,870

				2,911,862

Housing Revenue: 0.18%
Kingsport TN Housing & RDA Collateralized Multifamily Housing Series B	2.22	1-1-2022	6,700,000	6,771,958

Utilities Revenue: 1.55%
Tennessee Energy Acquisition Corporation Gas Project	4.00	11-1-2049	7,500,000	8,336,400
Tennessee Energy Acquisition Corporation Series A	4.00	5-1-2048	45,840,000	49,066,678

				57,403,078

				67,086,898

Texas: 13.55%

Airport Revenue: 0.40%
Dallas-Fort Worth TX International Airport Series B	5.00	11-1-2023	500,000	551,610
El Paso TX Airport Series 2018	5.00	8-15-2025	3,110,000	3,659,133
Houston TX Airport System Refunding Bond Subordinate Bond Lien Series A	5.00	7-1-2024	3,620,000	3,937,293
Houston TX Airport System Refunding Bond Subordinated Lien Series B	5.00	7-1-2027	6,090,000	6,645,713

				14,793,749

Education Revenue: 0.53%
Clifton TX Higher Education Finance Corporation Education International Leadership Series D	5.00	8-15-2021	665,000	693,103
Clifton TX Higher Education Finance Corporation Education International Leadership Series D	5.00	8-15-2022	1,000,000	1,065,800
Clifton TX Higher Education Finance Corporation Education International Leadership Series D	5.00	8-15-2023	1,510,000	1,641,914
Clifton TX Higher Education Finance Corporation Education International Leadership Series D	5.00	8-15-2024	3,125,000	3,457,813
North Texas Higher Education Authority Incorporated Student Loan Series 2 Class A (3 Month LIBOR +1.00%) ±	3.10	4-1-2037	4,205,000	4,225,184
Texas A&M University System Permanent University Series A	5.00	7-1-2021	4,870,000	5,152,265
University of Texas Financing System Refunding Bond Series C	5.00	8-15-2022	3,000,000	3,303,240

				19,539,319

GO Revenue: 7.50%
Cypress-Fairbanks TX Independent School District Series A-1	2.13	2-15-2027	7,040,000	7,134,970
Cypress-Fairbanks TX Independent School District Series B-2	2.13	2-15-2040	17,000,000	17,229,330

The accompanying notes are an integral part of these financial statements.

28  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

GO Revenue (continued)
Dallas TX Unrefunded Balance Refunding Bond	5.00%	2-15-2021	$3,580,000	$3,732,866
Denton TX Independent School District School Building Series B	2.00	8-1-2044	4,070,000	4,177,204
Denton TX Independent School District Unlimited Tax School Building Bond Series 2013	2.00	8-1-2043	4,000,000	4,016,040
Eanes TX Independent School District School Building Series B	1.75	8-1-2039	7,465,000	7,562,568
Fort Bend TX Independent School District Series C	1.35	8-1-2042	4,525,000	4,526,267
Fort Bend TX independent School District Series D	1.50	8-1-2042	10,530,000	10,561,064
Harris County TX Cypress-Fairbanks Independent High School Series B-1	2.13	2-15-2040	4,800,000	4,864,752
Hays TX Consolidated Independent School District Building Bond Series B	2.70	8-15-2042	7,370,000	7,628,392
Houston TX Independent School District	1.45	6-1-2029	8,385,000	8,390,115
Houston TX Independent School District Limited Tax Schoolhouse Series B	2.40	6-1-2036	5,000,000	5,078,050
Houston TX Public Improvement Series A	5.00	3-1-2020	4,000,000	4,024,960
Houston TX Public Improvement Series A	5.00	3-1-2021	4,000,000	4,179,440
Houston TX Public Improvement Series A	5.00	3-1-2022	5,000,000	5,416,200
Houston TX Public Improvement Series A	5.00	3-1-2023	3,500,000	3,915,170
Hurst Euless Bedford TX Independent School District Prerefunded Bond	5.00	8-15-2022	2,140,000	2,190,055
Hutto TX Independent School District Series 2015	3.00	2-1-2055	23,725,000	23,956,319
Lake Travis TX Independent School District Prefunded Bond Series B	2.63	2-15-2048	1,010,000	1,040,845
Lake Travis TX Independent School District Unrefunded Bond	2.63	2-15-2048	8,990,000	9,214,660
Leander TX Independent School District Refunding CAB ¤	0.00	8-15-2023	1,065,000	1,014,817
Leander TX Independent School District Unrefunded Bond ¤	0.00	8-15-2044	8,500,000	2,730,795
Mansfield TX Independent School District	2.50	8-1-2042	8,500,000	8,654,700
McAllen TX Independent School District Series A	5.00	2-15-2024	2,620,000	2,925,125
New Caney TX Independent School District Building Bond	3.00	2-15-2050	1,100,000	1,130,173
North East TX Independent School District	2.20	8-1-2049	4,800,000	4,966,704
North East TX Independent School District	2.38	8-1-2047	7,135,000	7,317,513
Northside TX Independent School District Building Bond Series 2018	2.75	8-1-2048	18,975,000	19,880,677
Northside TX Independent School District Building Project	1.75	6-1-2032	6,045,000	6,052,012
Northside TX Independent School District Building Project	2.00	6-1-2046	10,845,000	10,934,037
Nueces County TX Tax Notes	1.95	2-15-2026	6,500,000	6,500,585
Pflugerville TX Independent School District School Building Series A	2.25	8-15-2037	3,450,000	3,534,767
Texas Northside Independent School District	1.45	6-1-2047	4,000,000	4,001,760
Texas Tax Revenue Anticipation Notes	4.00	8-27-2020	27,750,000	28,268,093
Texas Transportation Commission Mobility Fund Series B (SIFMA Municipal Swap +0.30%) ±	1.91	10-1-2041	24,500,000	24,502,205
Tomball TX Independent School District Series B2	2.13	2-15-2039	6,750,000	6,841,058

				278,094,288

Health Revenue: 0.59%
Harris County TX Cultural Education Facilities Finance Corporation Hospital Memorial Hermann Health System (SIFMA Municipal Swap +0.57%) ±	2.18	12-1-2049	11,000,000	11,000,000
Harris County TX Cultural Education Facilities Finance Corporation Hospital Memorial Hermann Health System	5.00	7-1-2049	7,000,000	8,151,710
Tarrant County TX ECFA Hendrick Medical Center Group	5.00	9-1-2020	920,000	942,871
Tarrant County TX ECFA Hendrick Medical Center Group	5.00	11-15-2020	1,045,000	1,061,365
Travis County TX Health Facilities Development Corporation Longhorn Village Project Series A	7.13	1-1-2046	845,000	894,694

				22,050,640

Housing Revenue: 2.14%
Alamito TX Public Facility Corporation Cramer Three Apartments Project	2.50	11-1-2021	20,000,000	20,250,800
Austin TX Affordable PFC Incorporated Multifamily Housing Bridge Cameron Apartments	1.45	12-1-2021	25,000,000	25,001,000
Austin TX Affordable PFC Incorporated Multifamily Housing Bridge Granada Apartments	1.46	6-1-2023	500,000	500,805

The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term Municipal Bond Fund  |  29

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Housing Revenue (continued)
Bexar County TX Housing Finance Corporation Medio Springs Apartments Project	2.00%	11-1-2020	$26,500,000	$26,548,760
Dallas TX Housing Finance Corporation Multifamily Housing Estates At Shiloh	1.51	7-1-2037	7,000,000	6,998,670

				79,300,035

Miscellaneous Revenue: 0.08%
Texas Subordinate Bond Series E2	2.25	8-1-2029	2,960,000	2,976,280

Resource Recovery Revenue: 0.30%
Mission TX Economic Development Corporation Waste Management Project	2.50	8-1-2020	11,000,000	11,012,540

Transportation Revenue: 0.71%
Central Texas Regional Mobility Authority Series B	5.00	1-1-2045	410,000	417,085
Central Texas Regional Mobility Authority Subordinate Bond	4.00	1-1-2022	6,000,000	6,224,460
North Texas Tollway Authority Series A	5.00	1-1-2020	1,050,000	1,050,000
North Texas Tollway Authority Series A	5.00	1-1-2021	1,860,000	1,930,420
North Texas Tollway Authority Special Projects System Series A	6.00	9-1-2041	3,500,000	3,777,830
North Texas Tollway Authority Special Projects System Series D	5.00	9-1-2028	4,335,000	4,608,755
North Texas Tollway Authority Special Projects System Series D	5.25	9-1-2025	3,840,000	4,098,240
North Texas Tollway Authority Special Projects System Series D	5.25	9-1-2026	3,980,000	4,247,655

				26,354,445

Utilities Revenue: 0.78%
San Antonio TX Electric & Gas Systems Junior Lien Refunding Bond	2.75	2-1-2048	6,000,000	6,245,640
San Antonio TX Junior Lien Series D	3.00	12-1-2045	12,325,000	12,519,735
Texas Municipal Gas Acquisition & Supply Corporation Series A (SIFMA Municipal Swap +0.55%) ±	2.16	9-15-2027	10,345,000	10,230,791

				28,996,166

Water & Sewer Revenue: 0.52%
San Antonio TX Water System Junior Lien Series A	2.63	5-1-2049	12,250,000	12,889,695
San Antonio TX Water System Junior Lien Series B	2.00	5-1-2044	5,805,000	5,897,706
Walnut Creek TX Special Utility District (BAM Insured)	4.00	1-10-2020	500,000	500,275

				19,287,676

				502,405,138

Utah: 0.31%

Airport Revenue: 0.23%
Salt Lake City UT International Airport Series A	5.00	7-1-2023	3,150,000	3,532,473
Salt Lake City UT International Airport Series A	5.00	7-1-2024	2,000,000	2,303,920
Salt Lake City UT International Airport Series A	5.00	7-1-2025	2,300,000	2,713,241

				8,549,634

Housing Revenue: 0.08%
Utah Housing Corporation Multifamily Lincoln Tower Apartments Project	1.54	8-1-2022	3,000,000	3,003,660

				11,553,294

Virginia: 3.45%

Health Revenue: 0.04%
Lexington VA IDA Residential Care Facility Kendal at Lexington Refunding Bond	3.00	1-1-2020	450,000	450,000
Lexington VA IDA Residential Care Facility Kendal at Lexington Refunding Bond	4.00	1-1-2021	440,000	448,272

The accompanying notes are an integral part of these financial statements.

30  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Health Revenue (continued)
Lexington VA IDA Residential Care Facility Kendal at Lexington Refunding Bond	4.00%	1-1-2022	$525,000	$542,924

				1,441,196

Housing Revenue: 0.78%
Fairfax County VA Redevelopment & Housing Authority Parkwood Project	2.21	2-1-2021	15,000,000	15,076,500
Spotsylvania County VA Economic Development Authority Palmers Creek Apartments Project (FHA/GNMA Insured)	1.45	8-1-2022	13,700,000	13,713,426

				28,789,926

Industrial Development Revenue: 0.09%
Peninsula VA Ports Authority Coal Terminal Refunding Bond Dominion Terminal Associates Project	1.70	10-1-2033	3,300,000	3,296,106

Miscellaneous Revenue: 0.56%
Franklin County VA IDA Public Facility Lease BAN	3.00	10-15-2023	3,000,000	3,037,830
Westmoreland County VA IDA Lease BAN High School Project	2.00	6-1-2022	17,510,000	17,743,233

				20,781,063

Tax Revenue: 0.08%
Greater Richmond VA Convention Center Authority	5.00	6-15-2020	1,000,000	1,017,360
Marquis VA CDA CAB Series 2015 144A ¤	0.00	9-1-2045	680,000	447,086
Marquis VA CDA CAB Series A	5.10	9-1-2036	2,169,000	1,391,565
Marquis VA CDA CAB Series C ¤	0.00	9-1-2041	3,493,000	210,383

				3,066,394

Transportation Revenue: 0.46%
Chesapeake VA Bay Bridge & Tunnel District First Tier Generation Resolution	5.00	11-1-2023	13,750,000	15,585,625
Virginia Commonwealth Transportation Board Refunding Bond Series A	5.00	5-15-2023	1,500,000	1,692,690

				17,278,315

Utilities Revenue: 1.44%
Halifax County VA IDA	2.15	12-1-2041	44,450,000	44,694,475
York County VA EDA PCR Virginia Electric And Power Company Project Series A	1.90	5-1-2033	8,500,000	8,609,395

				53,303,870

				127,956,870

Washington: 4.68%

Airport Revenue: 0.31%
Metropolitan Washington Airports Authority Refunding Bond Series 2014A	3.00	10-1-2022	6,500,000	6,787,625
Port of Seattle WA Refunding Bond Series B	5.00	8-1-2023	4,155,000	4,539,919

				11,327,544

Education Revenue: 0.59%
University of Washington Series A	5.00	5-1-2048	20,500,000	21,876,370

GO Revenue: 0.22%
Washington Refunding Bond %%	5.00	6-1-2025	1,000,000	1,137,250
Washington Refunding Bond %%	5.00	6-1-2026	1,570,000	1,824,356
Washington Series A	5.00	8-1-2022	4,800,000	5,276,832

				8,238,438

The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term Municipal Bond Fund  |  31

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health Revenue: 0.75%
Washington HCFR Catholic Health Initiatives Series B (SIFMA Municipal Swap +1.00%) ±	2.61%	1-1-2035	$8,650,000	$8,665,224
Washington Health Care Facilities Authority Catholic Health Initiatives Series A	5.00	2-1-2023	1,025,000	1,066,574
Washington Health Care Facilities Authority Commonspirit Health Series B1	5.00	8-1-2049	2,500,000	2,834,550
Washington Health Care Facilities Authority Commonspirit Health Series B3	5.00	8-1-2049	4,000,000	4,719,360
Washington Health Care Facilities Authority Fred Hutchinson Cancer Research (1 Month LIBOR +1.10%) ±	2.30	1-1-2042	9,500,000	9,610,200
Washington Health Care Facilities Authority Series 2015	5.00	7-1-2020	850,000	863,668

				27,759,576

Housing Revenue: 0.91%
Snohomish County WA Housing Authority Carvel Apartments Project	5.00	4-1-2025	500,000	583,015
Snohomish County WA Housing Authority Carvel Apartments Project	5.00	4-1-2026	730,000	867,795
Washington Housing Finance Commission Multifamily Housing College Glen Apartments Project Series A (FHA Insured)	1.55	7-1-2022	7,880,000	7,892,056
Washington Housing Finance Commission Multifamily Housing Sanford Hildebrandt Towers Project	2.25	7-1-2021	17,025,000	17,155,582
Washington Housing Finance Commission Multifamily Housing Series A	1.80	7-1-2020	7,350,000	7,350,000

				33,848,448

Tax Revenue: 0.47%
Central Puget Sound WA Regional Transit Authority Sales Series S2B (SIFMA Municipal Swap +0.45%) ±	2.06	11-1-2045	17,250,000	17,252,415

Utilities Revenue: 0.97%
Seattle WA Municipal Light & Power Refunding Bond Series B-2 (SIFMA Municipal Swap +0.29%) ±	1.90	5-1-2045	12,635,000	12,639,043
Seattle WA Municipal Light & Power Refunding Bond Series C-1 (SIFMA Municipal Swap +0.49%) ±	2.10	11-1-2046	23,190,000	23,279,282

				35,918,325

Water & Sewer Revenue: 0.46%
King County WA Junior Lien Series 2011	2.45	1-1-2042	17,000,000	17,064,430

				173,285,546

West Virginia: 0.23%

Utilities Revenue: 0.23%
West Virginia EDA Solid Waste Disposal Facilities Wheeling Power Company Mitchell Project Series A	3.00	6-1-2037	8,300,000	8,558,462

Wisconsin: 2.22%

Airport Revenue: 0.21%
Wisconsin Airport Facilities PFA Senior Obligation Group Series B	5.00	7-1-2022	7,470,000	7,801,967

Education Revenue: 0.04%
Wisconsin PFA Guilford College	5.00	1-1-2021	650,000	667,869
Wisconsin PFA Guilford College	5.00	1-1-2022	625,000	658,694

				1,326,563

Health Revenue: 0.71%
Wisconsin HEFA Advocate Aurora Health Credit Group Series B-3	5.00	8-15-2054	2,000,000	2,287,660
Wisconsin HEFA Advocate Aurora Health Credit Group Series B-4	5.00	8-15-2054	1,200,000	1,405,104

The accompanying notes are an integral part of these financial statements.

32  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Health Revenue (continued)
Wisconsin HEFA Advocate Aurora Health Credit Group Series C-4 (SIFMA Municipal Swap +0.65%) ±	2.26%	8-15-2054	$4,200,000	$4,243,932
Wisconsin HEFA Ascension Health Alliance	5.00	11-15-2033	12,000,000	13,991,040
Wisconsin HEFA Beloit Health System Incorporated %%	5.00	7-1-2025	1,000,000	1,177,010
Wisconsin HEFA Beloit Health System Incorporated %%	5.00	7-1-2026	1,060,000	1,273,261
Wisconsin HEFA Benevolent Corporation Cedar Community	5.00	6-1-2020	880,000	889,636
Wisconsin HEFA St. Camillus Health System Incorporated	5.00	11-1-2024	155,000	168,758
Wisconsin HEFA St. Camillus Health System Incorporated	5.00	11-1-2025	245,000	269,772
Wisconsin HEFA St. Camillus Health System Incorporated	5.00	11-1-2026	355,000	394,590
Wisconsin HEFA Vernon Memorial Healthcare Incorporated	5.00	3-1-2020	375,000	376,155

				26,476,918

Miscellaneous Revenue: 0.88%
Waukesha County WI Anticipation Notes Series C	3.00	5-1-2022	3,035,000	3,039,553
Waukesha County WI Series B	3.00	5-1-2021	11,890,000	11,907,241
Wisconsin State Refunding Bond Series A	5.00	5-1-2022	8,040,000	8,764,082
Wisconsin State Refunding Bond Series A	5.00	5-1-2023	8,015,000	9,038,804

				32,749,680

Resource Recovery Revenue: 0.38%
Wisconsin PFA Series A-2	1.45	10-1-2025	14,000,000	13,999,860

				82,354,988

Total Municipal Obligations (Cost $3,619,728,778)				3,660,959,720

Closed End Municipal Bond Fund Obligations: 0.21%

Massachusetts: 0.21%
Nuveen Massachusetts AMT-Free Municipal Income Fund Variable Rate Demand Preferred Shares 1.93% 144A			3,000,000	3,000,000
Nuveen Massachusetts Dividend Advantage Municipal Income Fund Variable Rate Demand Preferred Shares 1.93% 144A			5,000,000	5,000,000

Total Closed End Municipal Bond Fund Obligations (Cost $8,000,000)				8,000,000

	Yield		Shares
Short-Term Investments: 0.11%

Investment Companies: 0.11%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)##	1.45		4,002,911	4,004,512

Total Short-Term Investments (Cost $4,004,512)				4,004,512

Total investments in securities (Cost $3,631,733,290)	99.07%	3,672,964,232

Other assets and liabilities, net	0.93	34,370,643

Total net assets	100.00%	$3,707,334,875

The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term Municipal Bond Fund  |  33

Portfolio of investments—December 31, 2019 (unaudited)

##	All or a portion of this security is segregated for when-issued securities.
%%	The security is purchased on a when-issued basis.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

AGC	Assured Guaranty Corporation

AGM	Assured Guaranty Municipal

Ambac	Ambac Financial Group Incorporated

AMT	Alternative minimum tax

BAM	Build America Mutual Assurance Company

BAN	Bond anticipation notes

CAB	Capital appreciation bond

CDA	Community Development Authority

ECFA	Educational & Cultural Facilities Authority

EDA	Economic Development Authority

EDFA	Economic Development Finance Authority

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General obligation

HCFR	Healthcare facilities revenue

HEFA	Health & Educational Facilities Authority

HEFAR	Higher Education Facilities Authority Revenue

HFA	Housing Finance Authority

HFFA	Health Facilities Financing Authority

HUD	Department of Housing and Urban Development

IDA	Industrial Development Authority

LIBOR	London Interbank Offered Rate

LIQ	Liquidity agreement

LOC	Letter of credit

MFHR	Multifamily housing revenue

National	National Public Finance Guarantee Corporation

PCFA	Pollution Control Financing Authority

PCR	Pollution control revenue

PFA	Public Finance Authority

RDA	Redevelopment Authority

SIFMA	Securities Industry and Financial Markets Association

SPA	Standby purchase agreement

TTFA	Transportation Trust Fund Authority

The accompanying notes are an integral part of these financial statements.

34  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2019 (unaudited)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	9,941,476	560,118,071	(566,056,636)	4,002,911	$(3,299)	$0	$106,143	$4,004,512	0.11%

The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term Municipal Bond Fund  |  35

Statement of assets and liabilities—December 31, 2019 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $3,627,728,778)	$3,668,959,720
Investments in affiliated securities, at value (cost $4,004,512)	4,004,512
Cash	28,483,969
Receivable for investments sold	3,296,969
Receivable for Fund shares sold	15,816,038
Receivable for interest	27,532,442

Total assets	3,748,093,650

Liabilities
Payable for investments purchased	18,050,986
Payable for Fund shares redeemed	19,596,613
Management fee payable	904,955
Dividends payable	1,019,908
Administration fees payable	295,118
Distribution fee payable	15,465
Trustees’ fees and expenses payable	4,157
Accrued expenses and other liabilities	871,573

Total liabilities	40,758,775

Total net assets	$3,707,334,875

Net assets consist of
Paid-in capital	$3,711,299,925
Total distributable loss	(3,965,050)

Total net assets	$3,707,334,875

Computation of net asset value and offering price per share
Net assets – Class A	$886,565,301
Shares outstanding – Class A1	89,270,983
Net asset value per share – Class A	$9.93
Maximum offering price per share – Class A2	$10.13
Net assets – Class C	$23,505,454
Shares outstanding – Class C1	2,366,434
Net asset value per share – Class C	$9.93
Net assets – Class R6	$664,860,252
Shares outstanding – Class R6[1]	66,819,168
Net asset value per share – Class R6	$9.95
Net assets – Administrator Class	$30,582,876
Shares outstanding – Administrator Class[1]	3,077,630
Net asset value per share – Administrator Class	$9.94
Net assets – Institutional Class	$2,101,820,992
Shares outstanding – Institutional Class[1]	211,257,905
Net asset value per share – Institutional Class	$9.95

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

36  |  Wells Fargo Short-Term Municipal Bond Fund

Statement of operations—six months ended December 31, 2019 (unaudited)

Investment income
Interest	$42,710,303
Income from affiliated securities	106,143

Total investment income	42,816,446

Expenses
Management fee	6,468,234
Administration fees
Class A	757,516
Class C	22,752
Class R6	111,543
Administrator Class	16,478
Institutional Class	860,311
Shareholder servicing fees
Class A	1,183,618
Class C	35,549
Administrator Class	41,196
Distribution fee
Class C	106,579
Custody and accounting fees	74,353
Professional fees	25,826
Registration fees	105,757
Shareholder report expenses	19,510
Trustees’ fees and expenses	10,804
Other fees and expenses	25,711

Total expenses	9,865,737
Less: Fee waivers and/or expense reimbursements
Fund-level	(609,252)
Class A	(358,018)
Class C	(10,614)
Administrator Class	(7,490)

Net expenses	8,880,363

Net investment income	33,936,083

Realized and unrealized gains (losses) on investments
Net realized losses on
Unaffiliated securities	(785,086)
Affiliated securities	(3,299)

Net realized losses on investments	(788,385)
Net change in unrealized gains (losses) on investments	5,217,850

Net realized and unrealized gains (losses) on investments	4,429,465

Net increase in net assets resulting from operations	$38,365,548

The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term Municipal Bond Fund  |  37

Statement of changes in net assets

	Six months ended December 31, 2019 (unaudited)		Year ended June 30, 2019

Operations
Net investment income		$33,936,083		$75,850,167
Net realized losses on investments		(788,385)		(1,493,623)
Net change in unrealized gains (losses) on investments		5,217,850		38,387,952

Net increase in net assets resulting from operations		38,365,548		112,744,496

Distributions to shareholders from
Net investment income and net realized gains
Class A		(7,333,113)		(17,363,867)
Class C		(113,651)		(356,754)
Class R6		(6,814,917)		(9,948,747)[1]
Administrator Class		(260,137)		(627,989)
Institutional Class		(19,125,569)		(48,911,304)
Tax basis return of capital
Class A		0		(55,677)
Class C		0		(2,136)
Class R6		0		(28,538)[1]
Administrator Class		0		(1,978)
Institutional Class		0		(138,654)

Total distributions to shareholders		(33,647,387)		(77,435,644)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	4,912,388	48,781,412	15,173,031	149,334,296
Class C	171,414	1,702,432	326,154	3,208,375
Class R6	13,767,311	137,000,844	115,656,991 [1]	1,137,354,364 [1]
Administrator Class	263,796	2,621,944	1,329,160	13,078,968
Institutional Class	25,392,856	252,689,257	96,293,045	949,084,420

		442,795,889		2,252,060,423

Reinvestment of distributions
Class A	682,805	6,782,894	1,662,426	16,372,098
Class C	10,067	100,006	32,936	324,400
Class R6	446,267	4,442,181	693,507 [1]	6,860,337 [1]
Administrator Class	25,290	251,364	62,343	614,431
Institutional Class	1,620,526	16,127,552	4,066,630	40,106,697

		27,703,997		64,277,963

Payment for shares redeemed
Class A	(16,284,509)	(161,748,442)	(39,869,171)	(392,102,587)
Class C	(1,280,958)	(12,724,364)	(1,785,847)	(17,588,416)
Class R6	(26,636,041)	(264,897,884)	(37,108,867)[1]	(367,046,299)[1]
Administrator Class	(789,841)	(7,850,557)	(2,304,976)	(22,689,537)
Institutional Class	(33,033,417)	(328,711,644)	(230,454,242)	(2,266,785,603)

		(775,932,891)		(3,066,212,442)

Net decrease in net assets resulting from capital share transactions		(305,433,005)		(749,874,056)

Total decrease in net assets		(300,714,844)		(714,565,204)

Net assets
Beginning of period		4,008,049,719		4,722,614,923

End of period		$3,707,334,875		$4,008,049,719

[1]	For the period from July 31, 2018 (commencement of class operations) to June 30, 2019

The accompanying notes are an integral part of these financial statements.

38  |  Wells Fargo Short-Term Municipal Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2019 (unaudited)	Year ended June 30
CLASS A		2019	2018	2017	2016	2015
Net asset value, beginning of period	$9.92	$9.83	$9.85	$9.96	$9.93	$10.00
Net investment income	0.08	0.15	0.13	0.12	0.11	0.09
Net realized and unrealized gains (losses) on investments	0.01	0.10	(0.02)	(0.11)	0.04	(0.06)

Total from investment operations	0.09	0.25	0.11	0.01	0.15	0.03
Distributions to shareholders from
Net investment income	(0.08)	(0.16)	(0.13)	(0.12)	(0.11)	(0.09)
Net realized gains	0.00	0.00	0.00	0.00	(0.01)	(0.01)
Tax basis return of capital	0.00	(0.00)[1]	0.00	0.00	(0.00)	0.00

Total distributions to shareholders	(0.08)	(0.16)	(0.13)	(0.12)	(0.12)	(0.10)
Net asset value, end of period	$9.93	$9.92	$9.83	$9.85	$9.96	$9.93
Total return[2]	0.88%	2.57%	1.15%	0.14%	1.49%	0.27%
Ratios to average net assets (annualized)
Gross expenses	0.75%	0.76%	0.77%	0.76%	0.75%	0.75%
Net expenses	0.63%	0.63%	0.63%	0.63%	0.62%	0.60%
Net investment income	1.56%	1.59%	1.34%	1.23%	1.11%	0.89%
Supplemental data
Portfolio turnover rate	13%	33%	31%	23%	16%	24%
Net assets, end of period (000s omitted)	$886,565	$991,514	$1,209,079	$1,619,974	$3,362,147	$2,228,977

[1]	Amount is less than $0.005.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term Municipal Bond Fund  |  39

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2019 (unaudited)	Year ended June 30
CLASS C		2019	2018	2017	2016	2015
Net asset value, beginning of period	$9.92	$9.83	$9.85	$9.96	$9.93	$10.00
Net investment income	0.04	0.08	0.06	0.05	0.04	0.01
Net realized and unrealized gains (losses) on investments	0.01	0.10	(0.02)	(0.11)	0.04	(0.06)

Total from investment operations	0.05	0.18	0.04	(0.06)	0.08	(0.05)
Distributions to shareholders from
Net investment income	(0.04)	(0.09)	(0.06)	(0.05)	(0.04)	(0.01)
Net realized gains	0.00	0.00	0.00	0.00	(0.01)	(0.01)
Tax basis return of capital	0.00	(0.00)[1]	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.04)	(0.09)	(0.06)	(0.05)	(0.05)	(0.02)
Net asset value, end of period	$9.93	$9.92	$9.83	$9.85	$9.96	$9.93
Total return[2]	0.50%	1.81%	0.40%	(0.61)%	0.73%	(0.48)%
Ratios to average net assets (annualized)
Gross expenses	1.50%	1.51%	1.52%	1.51%	1.50%	1.50%
Net expenses	1.38%	1.38%	1.38%	1.38%	1.37%	1.35%
Net investment income	0.82%	0.84%	0.59%	0.49%	0.35%	0.14%
Supplemental data
Portfolio turnover rate	13%	33%	31%	23%	16%	24%
Net assets, end of period (000s omitted)	$23,505	$34,381	$48,101	$62,796	$82,111	$103,146

[1]	Amount is less than $0.005.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

40  |  Wells Fargo Short-Term Municipal Bond Fund

Financial highlights

(For a share outstanding throughout each period)

CLASS R6	Six months ended December 31, 2019 (unaudited)	Year ended June 30, 2019[1]
Net asset value, beginning of period	$9.94	$9.86
Net investment income	0.09	0.17
Net realized and unrealized gains (losses) on investments	0.01	0.08

Total from investment operations	0.10	0.25
Distributions to shareholders from
Net investment income	(0.09)	(0.17)
Tax basis return of capital	0.00	(0.00)[2]

Total distributions to shareholders	(0.09)	(0.17)
Net asset value, end of period	$9.95	$9.94
Total return[3]	1.02%	2.60%
Ratios to average net assets (annualized)
Gross expenses	0.38%	0.38%
Net expenses	0.35%	0.35%
Net investment income	1.86%	1.94%
Supplemental data
Portfolio turnover rate	13%	33%
Net assets, end of period (000s omitted)	$664,860	$787,524

[1]	For the period from July 31, 2018 (commencement of class operations) to June 30, 2019

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term Municipal Bond Fund  |  41

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2019 (unaudited)	Year ended June 30
ADMINISTRATOR CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$9.93	$9.84	$9.86	$9.97	$9.95	$10.03
Net investment income	0.08	0.16	0.14	0.13	0.11 [1]	0.09
Net realized and unrealized gains (losses) on investments	0.01	0.09	(0.02)	(0.11)	0.03	(0.07)

Total from investment operations	0.09	0.25	0.12	0.02	0.14	0.02
Distributions to shareholders from
Net investment income	(0.08)	(0.16)	(0.14)	(0.13)	(0.11)	(0.09)
Net realized gains	0.00	0.00	0.00	0.00	(0.01)	(0.01)
Tax basis return of capital	0.00	(0.00)[2]	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.08)	(0.16)	(0.14)	(0.13)	(0.12)	(0.10)
Net asset value, end of period	$9.94	$9.93	$9.84	$9.86	$9.97	$9.95
Total return	0.90%	2.60%	1.18%	0.17%	1.42%	0.17%
Ratios to average net assets (annualized)
Gross expenses	0.69%	0.70%	0.71%	0.70%	0.66%	0.68%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.59%	0.60%
Net investment income	1.60%	1.62%	1.36%	1.27%	1.08%	0.89%
Supplemental data
Portfolio turnover rate	13%	33%	31%	23%	16%	24%
Net assets, end of period (000s omitted)	$30,583	$35,517	$44,186	$68,621	$95,121	$511,894

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

42  |  Wells Fargo Short-Term Municipal Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2019 (unaudited)	Year ended June 30
INSTITUTIONAL CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$9.94	$9.85	$9.87	$9.98	$9.95	$10.02
Net investment income	0.09	0.18	0.16	0.15	0.13	0.11
Net realized and unrealized gains (losses) on investments	0.01	0.09	(0.02)	(0.11)	0.04	(0.06)

Total from investment operations	0.10	0.27	0.14	0.04	0.17	0.05
Distributions to shareholders from
Net investment income	(0.09)	(0.18)	(0.16)	(0.15)	(0.13)	(0.11)
Net realized gains	0.00	0.00	0.00	0.00	(0.01)	(0.01)
Tax basis return of capital	0.00	(0.00)[1]	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.09)	(0.18)	(0.16)	(0.15)	(0.14)	(0.12)
Net asset value, end of period	$9.95	$9.94	$9.85	$9.87	$9.98	$9.95
Total return[2]	1.00%	2.81%	1.39%	0.37%	1.71%	0.47%
Ratios to average net assets (annualized)
Gross expenses	0.42%	0.43%	0.44%	0.43%	0.42%	0.42%
Net expenses	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	1.79%	1.80%	1.58%	1.48%	1.33%	1.09%
Supplemental data
Portfolio turnover rate	13%	33%	31%	23%	16%	24%
Net assets, end of period (000s omitted)	$2,101,821	$2,159,113	$3,421,249	$3,427,060	$2,261,092	$1,895,713

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term Municipal Bond Fund  |  43

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Short-Term Municipal Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.

44  |  Wells Fargo Short-Term Municipal Bond Fund

Notes to financial statements (unaudited)

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2019, the aggregate cost of all investments for federal income tax purposes was $3,631,322,734 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$43,665,498

Gross unrealized losses	(2,024,000)

Net unrealized gains	$41,641,498

As of June 30, 2019, the Fund had capital loss carryforwards which consisted of $43,260,519 in short-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Wells Fargo Short-Term Municipal Bond Fund  |  45

Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Municipal obligations	$0	$3,660,959,720	$0	$3,660,959,720

Closed end municipal bond fund obligations	0	8,000,000	0	8,000,000

Short-term investments

Investment companies	4,004,512	0	0	4,004,512

Total assets	$4,004,512	$3,668,959,720	$0	$3,672,964,232

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended December 31, 2019, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $1 billion	0.350%

Next $4 billion	0.325

Next $3 billion	0.290

Next $2 billion	0.265

Over $10 billion	0.255

For the six months ended December 31, 2019, the management fee was equivalent to an annual rate of 0.33% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.16%

Class R6	0.03

Administrator Class	0.10

Institutional Class	0.08

46  |  Wells Fargo Short-Term Municipal Bond Fund

Notes to financial statements (unaudited)

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through October 31, 2020 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.63% for Class A shares, 1.38% for Class C shares, 0.35% for Class R6 shares, 0.60% for Administrator Class shares, and 0.40% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2019, Funds Distributor received $655 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2019.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2019 were $651,205,005 and $479,505,754, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended December 31, 2019, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The

Wells Fargo Short-Term Municipal Bond Fund  |  47

Notes to financial statements (unaudited)

amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

In March 2017, FASB issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium and requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount and discounts will continue to be accreted to the maturity date of the security. ASU 2017-08 is effective for fiscal years beginning after December 15, 2018 and for interim periods within those fiscal years. During the current reporting period, management of the Fund adopted the change in accounting policy which did not have a material impact to the Fund’s financial statements.

48  |  Wells Fargo Short-Term Municipal Bond Fund

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo Short-Term Municipal Bond Fund  |  49

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 149 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

50  |  Wells Fargo Short-Term Municipal Bond Fund

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock[3] (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo Short-Term Municipal Bond Fund  |  51

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Michelle Rhee[4] (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy[5] (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 64 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 85 funds and Assistant Treasurer of 64 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

[3]	Pamela Wheelock was re-appointed to the Board effective January 1, 2020.

[4]	Michelle Rhee became Chief Legal Officer effective October 22, 2019.

[5]	Catherine Kennedy became Secretary effective October 22, 2019.

52  |  Wells Fargo Short-Term Municipal Bond Fund

Appendix (unaudited)

Effective on or about May 1, 2020, if you purchase Fund shares through a Janney Montgomery Scott LLC (“Janney”) brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end sales charge* waivers on Class A shares available at Janney

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

Shares acquired through a right of reinstatement.

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
CDSC waivers on Class A and Class C shares available at Janney

Shares sold upon the death or disability of the shareholder.

Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

Shares purchased in connection with a return of excess contributions from an IRA account.

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

Shares acquired through a right of reinstatement.

Shares exchanged into the same share class of a different fund.
Front-end sales charge* discounts available at Janney; breakpoints, rights of accumulation and/or letters of intent

Breakpoints as described in the Fund’s Prospectus.

Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

*	Also referred to as an “initial sales charge.”

Wells Fargo Short-Term Municipal Bond Fund  |  53

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved.

PAR-0120-02396 02-20

SA256/SAR256 12-19

Semi-Annual Report

December 31, 2019

Wells Fargo

Ultra Short-Term Municipal Income Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Ultra Short-Term Municipal Income Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“After periods of volatility, investors regrouped midway through the year, sentiment turned positive, and U.S. equity markets advanced in July.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Ultra Short-Term Municipal Income Fund for the six-month period that ended December 31, 2019. Despite periods of market volatility, the year was strongly positive for financial markets as supportive central banks more than offset concerns over slowing global economic growth and international trade tensions.

Overall, both fixed-income and equity investors enjoyed healthy returns. For the period, U.S. stocks, based on the S&P 500 Index,1 gained 10.92% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 6.96%. The MSCI EM Index (Net)3 gained 7.09%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 2.45%, the Bloomberg Barclays Global Aggregate ex-USD Index5 returned 0.09%, the Bloomberg Barclays Municipal Bond Index6 gained 2.32%, and the ICE BofA U.S. High Yield Index7 added 3.86%.

Sentiment turned positive, driven by central bank support.

After periods of volatility, investors regrouped midway through the year, sentiment turned positive, and U.S. equity markets advanced in July. The gains, primarily driven by geopolitical and monetary policy events, pushed equity markets to new highs. European Central Bank President Mario Draghi indicated the bank was ready to cut rates or buy more assets to prop up inflation if needed. President Trump backed off of tariff threats against Mexico and China. The U.S. Federal Reserve (Fed) implemented a 0.25% federal funds rate cut in July.

Throughout the summer, U.S.-China trade tensions simmered. Major U.S. stock market indices closed July with the worst weekly results of the year. Bond prices gained as Treasury yields fell to multiyear lows, and the yield curve inverted at multiple points along the 30-year arc.

Evidence of a continued global economic slowdown mounted, and central banks in China, New Zealand, and Thailand cut interest rates. Industrial and manufacturing data declined in China, Canada, Japan, and Germany. Adding to global uncertainty, Italy’s prime minister resigned, many feared a crackdown in Hong Kong as protestors sustained their calls for reform, and Boris Johnson planned to suspend Parliament as Brexit’s deadline neared.

In the U.S., the Fed cut interest rates a second time in September. U.S. manufacturing data disappointed investors. The U.S. Congress announced it would pursue an impeachment investigation of President Trump. Meanwhile, the Brexit impasse showed no signs of resolution. Officials in China warned of the negative economic impact of tariffs and trade restrictions. Although the S&P 500 Index finished the third quarter with the best year-to-date returns in more than 20 years, concerns about future returns remained.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2020. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Letter to shareholders (unaudited)

The fourth quarter started on a strong note, with a relaxing of U.S.-China trade tensions in October along with renewed optimism for a U.K. Brexit deal and positive macroeconomic data. The initial estimate of U.S. third-quarter gross domestic product growth was a 1.9% annualized rate, while the U.S. unemployment rate fell to a 50-year low of 3.5% in September. However, despite resilience among U.S. consumers, business confidence declined while manufacturing activity contracted. Concerned with a potential economic slowdown, the Fed lowered interest rates another quarter point in late October, its third rate cut in four months. This helped push the S&P 500 Index to a new all-time high, while emerging market equities rallied and global bonds declined overall, reflecting a broad pickup in risk appetite.

Equity markets continued to rally in November despite ongoing geopolitical risks. Hopes for a U.S.-China trade deal buoyed investor confidence. U.S. business sentiment improved slightly, and manufacturing and services activity picked up. Throughout the month, central bank actions were on hold. With that positive backdrop, developed market equities outpaced those in emerging markets, and U.S. stocks outperformed non-U.S. stocks overall. While consumer confidence and purchasing manager activity rose in the eurozone, China reported weakening manufacturing and consumer data. Bond yields rose marginally, leading to slightly negative returns for global government and investment-grade corporate bonds.

Financial markets ended the year on a strong note, with the U.S. and China reaching a Phase One trade deal, with some details to be worked out. That, along with the landslide election win by the pro-Brexit U.K. Conservative Party and ongoing central bank support, gave investors a greater sense of certainty. U.S. economic indicators were broadly positive, with the exception of manufacturing activity and business confidence. Consumer confidence was resilient, fed by a robust labor market, tame inflation, and lower interest rates, which boosted housing affordability and homebuyer activity. The impeachment of U.S. President Donald Trump, while historically noteworthy, had little impact on markets. Meanwhile, slowing Chinese economic activity, due in part to the trade war, led to further government stimulus at year-end through lower reserve ratios, allowing banks to lend more money.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“Financial markets ended the year on a strong note, with the U.S. and China reaching a Phase One trade deal”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Ultra Short-Term Municipal Income Fund  |  3

Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Wendy Casetta

Bruce R. Johns

James Randazzo

Average annual total returns (%) as of December 31, 2019

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (SMAVX)	10-2-2000	-0.39	0.30	0.53	1.64	0.70	0.73	0.77	0.67

Class C (WFUSX)	3-31-2008	0.00	-0.04	0.01	1.00	-0.04	0.01	1.52	1.42

Class R6 (WUSRX)[3]	7-31-2018	–	–	–	2.00	1.02	1.04	0.39	0.32

Administrator Class (WUSMX)[4]	7-30-2010	–	–	–	1.71	0.77	0.80	0.71	0.60

Institutional Class (SMAIX)	7-31-2000	–	–	–	2.05	1.03	1.04	0.44	0.37

Ultra Short-Term Municipal Income Blended Index[5]	–	–	–	–	2.08	0.99	0.75	–	–

Bloomberg Barclays 1-Year Municipal Bond Index[6]	–	–	–	–	2.46	1.20	1.10	–	–

iMoneyNet Tax-Free National Institutional Money Market Funds Average[7]	–	–	–	–	1.69	0.78	0.40	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/ or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

4  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Performance highlights (unaudited)

Effective maturity distribution as of December 31, 2019[8]

Credit quality as of December 31, 2019[9]

[1]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through October 31, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.67% for Class A, 1.42% for Class C, 0.32% for Class R6, 0.60% for Administrator Class, and 0.37% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Class R6 shares would be higher.

[4]

Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Administrator Class shares.

[5]

Source: Wells Fargo Funds Management LLC. The Ultra Short-Term Municipal Income Blended Index is composed 50% of the Bloomberg Barclays 1-Year Municipal Bond Index and 50% of the iMoneyNet Tax-Free National Institutional Money Market Funds Average. You cannot invest directly in an index.

[6]

The Bloomberg Barclays 1-Year Municipal Bond Index is the one-year component of the Bloomberg Barclays Municipal Bond Index, which is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]	iMoneyNet Tax-Free National Institutional Money Market Funds Average is the return of an unmanaged group of money market funds. You cannot invest directly in this average.

[8]	Amounts are calculated based on the long-term total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[9]

The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/ or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

Wells Fargo Ultra Short-Term Municipal Income Fund  |  5

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2019 to December 31, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2019	Ending account value 12-31-2019	Expenses paid during the period¹	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,006.33	$3.38	0.67%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.77	$3.40	0.67%

Class C

Actual	$1,000.00	$1,002.53	$7.15	1.42%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$7.20	1.42%

Class R6

Actual	$1,000.00	$1,008.09	$1.62	0.32%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.53	$1.63	0.32%

Administrator Class

Actual	$1,000.00	$1,006.68	$3.03	0.60%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$3.05	0.60%

Institutional Class

Actual	$1,000.00	$1,008.89	$1.87	0.37%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.28	$1.88	0.37%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal Obligations: 96.65%

Alabama: 1.99%

Health Revenue: 0.06%
Alabama Health Care Authority for Baptist Health Series B (AGC Insured) (m)	1.69%	11-15-2037	$1,025,000	$1,025,000

Utilities Revenue: 1.93%
Alabama Black Belt Energy Gas District Series A (Royal Bank of Canada LIQ)	4.00	7-1-2046	18,635,000	19,296,729
Alabama Black Belt Energy Gas District Series A (Royal Bank of Canada LIQ)	4.00	8-1-2047	4,280,000	4,539,154
Black Belt Energy Gas District Project 4 Series A-1	4.00	6-1-2020	1,855,000	1,875,516
Black Belt Energy Gas District Project 4 Series A-1	4.00	6-1-2022	500,000	530,200
Chatom AL Industrial Development Board Alabama Electric Series A (National Rural Utilities Cooperative Finance SPA) øø	1.40	8-1-2037	5,945,000	5,945,476

				32,187,075

				33,212,075

Alaska: 0.12%

Health Revenue: 0.12%
Alaska IDA Loan Anticipation YKHC Project	3.50	12-1-2020	2,000,000	2,002,400

Arizona: 2.53%

Education Revenue: 0.05%
Phoenix AZ IDA BASIS Schools Incorporated Project Series A 144A	3.00	7-1-2020	790,000	792,860

Health Revenue: 1.44%
Maricopa County AZ IDA Series A	5.00	1-1-2048	3,910,000	4,309,641
Scottsdale AZ IDA Healthcare Series F (AGM Insured) (m)	1.50	9-1-2045	19,725,000	19,725,000

				24,034,641

Industrial Development Revenue: 1.04%
Chandler AZ IDA Intel Corporation Project	2.70	12-1-2037	3,200,000	3,327,776
Phoenix AZ IDA Various Republic Services Incorporated Projects	1.45	12-1-2035	14,000,000	13,999,860

				17,327,636

				42,155,137

California: 7.40%

GO Revenue: 2.31%
California Refunding Bond Series A (SIFMA Municipal Swap +0.25%) ±	1.86	5-1-2033	21,505,000	21,510,376
California Series D (SIFMA Municipal Swap +0.29%) ±	1.90	12-1-2028	16,910,000	16,911,691

				38,422,067

Health Revenue: 2.43%
California Statewide CDA Health Facilities Catholic Series D (AGM Insured) (m)	1.65	7-1-2041	14,000,000	14,000,000
California Statewide CDA Health Facilities Catholic Series F (AGM Insured) (m)	1.67	7-1-2040	15,025,000	15,025,000
Palomar CA Pomerado Health Care District Certificate of Participation Series A (AGM Insured) (m)	2.39	11-1-2036	9,625,000	9,625,000
Palomar CA Pomerado Health Care District Certificate of Participation Series B (AGM Insured) (m)	2.35	11-1-2036	950,000	950,000
Palomar CA Pomerado Health Care District Certificate of Participation Series C (AGM Insured) (m)	2.32	11-1-2036	825,000	825,000

				40,425,000

The accompanying notes are an integral part of these financial statements.

Wells Fargo Ultra Short-Term Municipal Income Fund  |  7

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing Revenue: 0.52%
California Municipal Finance Authority Housing Revenue Dino Papavero Apartments Project	1.50%	6-1-2022	$8,700,000	$8,705,916

Miscellaneous Revenue: 2.14%
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series A-1 (1 Month LIBOR +0.33%) ±	1.53	10-1-2047	5,000,000	5,006,350
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series A-2 (3 Month LIBOR +0.37%) ±	1.71	4-1-2038	25,640,000	25,644,102
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series B-2 (1 Month LIBOR +0.20%) ±	1.40	10-1-2047	5,000,000	4,999,600

				35,650,052

				123,203,035

Colorado: 0.41%

Health Revenue: 0.11%
Colorado Health Facilities Authority Catholic Health Initiatives Series B-3	4.00	1-1-2024	530,000	566,501
Denver CO Health & Hospital Authority Refunding Bond Series A 144A	5.00	12-1-2020	1,175,000	1,212,823

				1,779,324

Tax Revenue: 0.03%
Pueblo CO Urban Renewal Authority Regional Tourism Act Project	2.75	6-1-2020	545,000	545,921

Transportation Revenue: 0.27%
Colorado E-470 Public Highway Authority Series A (1 Month LIBOR +0.42%) ±	1.62	9-1-2039	4,500,000	4,499,640

				6,824,885

Connecticut: 0.45%

Education Revenue: 0.07%
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program Series B	5.00	11-15-2021	545,000	578,087
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program Series B	5.00	11-15-2023	440,000	492,246

				1,070,333

Housing Revenue: 0.38%
Connecticut HFA Housing Mortgage Finance Program Series A	2.40	11-15-2020	980,000	989,428
Connecticut HFA Housing Mortgage Finance Program Series F	1.55	5-15-2020	800,000	800,280
Connecticut HFA Series 25	2.10	6-15-2020	930,000	931,944
Connecticut HFA Series 25	2.30	6-15-2021	950,000	958,388
Connecticut HFA Series 25	2.50	6-15-2022	840,000	856,019
Connecticut HFA Subordinate Bond Series E-3 (GNMA/FNMA/FHLMC Insured)	1.50	11-15-2047	1,805,000	1,805,325

				6,341,384

				7,411,717

Florida: 2.18%

Education Revenue: 0.05%
Florida HEFAR Florida Institute of Technology	5.00	10-1-2023	500,000	558,005
Florida HEFAR Florida Institute of Technology	5.00	10-1-2024	250,000	285,388

				843,393

The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO Revenue: 0.17%
Indian River County FL School District TAN	2.25%	4-30-2020	$2,890,000	$2,900,346

Health Revenue: 0.15%
Miami FL HFFA Miami Jewish Health Systems Incorporate Project	5.00	7-1-2020	390,000	392,005
Miami-Dade County FL Health Facilities Authority Miami Children’s Hospital Project Series A	5.25	8-1-2021	290,000	296,774
North Broward FL Hospital District Series B	5.00	1-1-2020	780,000	780,000
North Broward FL Hospital District Series B	5.00	1-1-2021	925,000	955,442

				2,424,221

Housing Revenue: 0.88%
Escambia County FL HFA Springhill Apartments LLC (HUD Insured)	1.35	12-1-2022	2,000,000	1,999,940
Florida Housing Finance Corporation Series 1 (GNMA/FNMA/FHLMC Insured)	1.95	1-1-2021	1,470,000	1,479,261
Florida Housing Finance Corporation Series 1 (GNMA/FNMA/FHLMC Insured)	2.00	7-1-2021	1,290,000	1,302,152
Florida Housing Finance Corporation Series 1 (GNMA/FNMA/FHLMC Insured)	2.05	1-1-2022	945,000	957,758
Jacksonville FL HFA Desert-Silver LLC Project	2.25	12-1-2021	7,250,000	7,296,980
Pinellas County FL HFA ø	1.85	1-1-2022	1,640,000	1,640,000

				14,676,091

Miscellaneous Revenue: 0.47%
Pasco County FL School Board Certificate of Participation Series B (Ambac Insured) (m)	1.50	8-1-2030	7,825,000	7,825,000

Resource Recovery Revenue: 0.03%
Lee County FL Solid Waste System	5.00	10-1-2020	470,000	481,412

Transportation Revenue: 0.43%
Florida Development Finance Corporation Surface Series T	1.90	1-1-2049	7,200,000	7,207,848

				36,358,311

Georgia: 4.48%

Housing Revenue: 2.81%
Atlanta GA Urban Residential Finance Authority Bethel Towers I LP Apartments Project	2.07	7-1-2021	3,500,000	3,512,355
Clayton County GA Housing Authority Renaissance at Garden Walk Apartments Project	2.30	6-1-2022	13,000,000	13,148,070
Douglas County GA Housing Authority Douglass Village Apartments Project	2.25	12-1-2021	9,500,000	9,567,640
Fulton County GA Housing Authority Residences Maggie Capitol Series A	2.00	3-1-2021	8,735,000	8,744,696
Macon-Bibb County GA Housing Authority Hallmark Portfolio	2.04	4-1-2021	11,765,000	11,783,353

				46,756,114

Industrial Development Revenue: 0.45%
Monroe County GA PCR Georgia Power Company Plant Scherer Project	2.35	10-1-2048	7,430,000	7,502,517

Utilities Revenue: 1.22%
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project Fifth Series 1995	2.05	10-1-2032	1,850,000	1,864,190
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project First Series 1996	2.35	10-1-2032	5,315,000	5,354,969
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project First Series 2008	1.65	11-1-2048	1,955,000	1,957,248
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project	1.55	12-1-2049	4,000,000	3,989,560

The accompanying notes are an integral part of these financial statements.

Wells Fargo Ultra Short-Term Municipal Income Fund  |  9

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Utilities Revenue (continued)
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series A	2.40%	1-1-2040	$4,535,000	$4,544,614
Monroe County GA Development Authority Power Company Plant Scherer Project	2.05	7-1-2049	2,545,000	2,564,520

				20,275,101

				74,533,732

Guam: 0.13%

Airport Revenue: 0.13%
Guam International Airport Authority AMT Refunding Bond Series A	3.00	10-1-2020	50,000	50,467
Guam International Airport Authority AMT Refunding Bond Series A	3.00	10-1-2021	55,000	56,146
Guam International Airport Authority AMT Refunding Bond Series A	5.00	10-1-2022	1,000,000	1,088,890
Guam International Airport Authority AMT Refunding Bond Series A	5.00	10-1-2023	825,000	925,172

				2,120,675

Hawaii: 1.20%

GO Revenue: 1.08%
Honolulu HI Rail Transit Project Series H (SIFMA Municipal Swap +0.31%) ±	1.92	9-1-2024	7,820,000	7,820,469
Honolulu HI Rail Transit Project Series H (SIFMA Municipal Swap +0.32%) ±	1.93	9-1-2025	7,035,000	7,035,352
Honolulu HI Rail Transit Project Series H (SIFMA Municipal Swap +0.32%) ±	1.93	9-1-2026	3,125,000	3,125,187

				17,981,008

Health Revenue: 0.12%
Hawaii Department of Budget & Finance Queens Health System Series B (SIFMA Municipal Swap +0.45%) ±	2.06	7-1-2039	2,070,000	2,070,000

				20,051,008

Idaho: 0.34%

Housing Revenue: 0.34%
Idaho Housing & Finance Association Series A (FNMA LOC) ø	1.79	1-1-2038	5,710,000	5,710,000

Illinois: 6.44%

Education Revenue: 0.12%
Illinois Educational Facilities Authority University of Chicago Series B	1.88	7-1-2025	2,000,000	2,001,520

GO Revenue: 2.21%
Chicago IL Refunding Bond Project Series B	5.00	1-1-2020	2,575,000	2,575,000
Chicago IL Series C	5.00	1-1-2020	1,005,000	1,005,000
Chicago IL Series C	5.00	1-1-2021	1,565,000	1,623,609
Illinois	5.00	1-1-2020	6,315,000	6,315,000
Illinois	5.00	2-1-2020	2,375,000	2,381,317
Illinois	5.00	2-1-2021	3,115,000	3,223,932
Illinois	5.00	11-1-2021	5,380,000	5,680,043
Illinois	5.00	1-1-2022	5,915,000	6,265,050
Lake County IL Water Sewerage System Grainger Incorporated Project (Northern Trust Company LIQ) ø	1.85	4-1-2021	1,500,000	1,500,000
Waukegan IL Series 2018B (AGM Insured)	3.00	12-30-2020	2,340,000	2,378,376
Waukegan IL Series 2018B (AGM Insured)	4.00	12-30-2021	800,000	841,680
Whiteside & Lee County IL Community Unit School District 5 Series A (BAM Insured)	4.00	12-1-2022	1,375,000	1,465,173
Whiteside & Lee County IL Community Unit School District 5 Series A (BAM Insured)	4.00	12-1-2023	1,435,000	1,554,980

				36,809,160

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Health Revenue: 0.23%
Illinois Finance Authority Presbyterian Homes Obligated Group Series B (1 Month LIBOR +1.35%) ±	2.55%	5-1-2036	$3,910,000	$3,916,999

Housing Revenue: 0.62%
Chicago IL Multifamily Housing Mark Twain Apartments Project	2.20	6-1-2021	10,325,000	10,354,839

Miscellaneous Revenue: 0.82%
Chicago IL Board of Education Series B	5.00	12-1-2022	1,500,000	1,614,150
Chicago IL Board of Education Series B	5.00	12-1-2023	1,150,000	1,261,423
Illinois Refunding Bond	5.00	8-1-2022	2,290,000	2,463,422
Illinois Series D	5.00	11-1-2021	7,820,000	8,256,121

				13,595,116

Tax Revenue: 2.35%
Illinois Series A	5.00	6-1-2021	1,455,000	1,518,729
Metropolitan Pier & Exposition Authority McCormick Place Project Non-Callable Bond Series B	5.00	12-15-2022	5,925,000	6,385,372
Regional Transportation Authority Illinois Series B-RMKT 1 ø	1.45	6-1-2025	31,155,000	31,155,000

				39,059,101

Water & Sewer Revenue: 0.09%
Chicago IL Waterworks Refunding Bond Series 2017-2	5.00	11-1-2020	1,500,000	1,542,750

				107,279,485

Indiana: 1.70%

GO Revenue: 0.15%
Hammond IN Local Public Improvement Bond Bank Advanced Funding Program Notes Series A %%	2.25	6-30-2020	2,485,000	2,489,224

Health Revenue: 0.65%
Indiana HFFA Ascension Health Subordinate Bond Credit Group Series A-3	1.35	11-1-2027	585,000	585,374
Indiana HFFA Ascension Health Subordinate Bond Credit Group Series A-5	1.35	11-1-2027	5,950,000	5,953,808
Indiana HFFA Ascension Health Subordinate Bond Credit Group Series A-8	1.25	11-1-2027	1,030,000	1,030,093
Indiana HFFA Ascension Health Subordinate Unrefunded Bond Credit Group Series A-9	1.38	10-1-2027	3,165,000	3,166,582

				10,735,857

Miscellaneous Revenue: 0.90%
Clark Pleasant IN Middle School Corporation Series B	2.50	7-16-2020	3,000,000	3,019,110
Indiana Bond Bank Advance Funding Program Series A	4.00	1-3-2020	7,000,000	7,000,560
Indianapolis IN Local Public Improvement Bond Bank Fieldhouse Project Series B	1.45	6-1-2021	5,000,000	5,000,150

				15,019,820

				28,244,901

Iowa: 1.22%

Industrial Development Revenue: 1.22%
Iowa Finance Authority Midwestern Disaster Area Project (Korea Development Bank LOC) ø	1.92	4-1-2022	20,300,000	20,300,000

The accompanying notes are an integral part of these financial statements.

Wells Fargo Ultra Short-Term Municipal Income Fund  |  11

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Kansas: 1.07%

Health Revenue: 0.21%
Wichita KS HCFR Presbyterian Manors Obligated Group	4.00%	5-15-2020	$250,000	$251,370
Wichita KS HCFR Presbyterian Manors Obligated Group	4.00	5-15-2022	1,250,000	1,289,888
Wichita KS HCFR Series I	3.75	5-15-2023	1,845,000	1,882,546

				3,423,804

Housing Revenue: 0.50%
Kansas HFA Forest Glen Apartments Project Series B	1.66	7-1-2022	8,300,000	8,324,319

Utilities Revenue: 0.36%
Burlington KS Environmental Impact Series A ø	1.75	9-1-2035	3,000,000	3,000,000
Burlington KS Environmental Impact Series B ø	1.75	9-1-2035	3,000,000	3,000,000

				6,000,000

				17,748,123

Kentucky: 0.75%

Health Revenue: 0.10%
Kentucky EDFA Owensboro Health Incorporated Series A	5.00	6-1-2020	890,000	900,965
Kentucky EDFA Owensboro Health Incorporated Series A	5.00	6-1-2021	825,000	859,130

				1,760,095

Utilities Revenue: 0.65%
Louisville & Jefferson Counties KY Metro Government PCR Series B	2.55	11-1-2027	6,000,000	6,093,180
Paducah KY Electric Plant Board Refunding Bond	5.00	10-1-2021	2,305,000	2,447,057
Paducah KY Electric Plant Board Refunding Bond	5.00	10-1-2023	1,995,000	2,248,066

				10,788,303

				12,548,398

Louisiana: 0.83%

Airport Revenue: 0.41%
Louisiana Offshore Terminal Authority Deepwater Loop LLC Project Series B-1A	2.00	10-1-2040	5,435,000	5,476,197
New Orleans LA Aviation Board Series D-1	5.00	1-1-2020	780,000	780,000
New Orleans LA Aviation Board Series D-2	5.00	1-1-2021	590,000	611,500

				6,867,697

Housing Revenue: 0.42%
Louisiana Housing Corporation Hollywood Acres & Hollywood Heights Project Series 2019	1.44	12-1-2023	4,000,000	4,002,880
Louisiana Housing Corporation Pine Trace Homes Project	2.40	5-1-2021	3,000,000	3,010,320

				7,013,200

				13,880,897

Maine: 0.06%

Education Revenue: 0.06%
Maine Student Loan Authority AMT Refunding Student Loan Revenue Bond Class A Series 2019A-1 (AGM Insured)	5.00	12-1-2020	200,000	206,290
Maine Student Loan Authority AMT Refunding Student Loan Revenue Bond Class A Series 2019A-1 (AGM Insured)	5.00	12-1-2021	300,000	319,344
Maine Student Loan Authority AMT Refunding Student Loan Revenue Bond Class A Series 2019A-1 (AGM Insured)	5.00	12-1-2022	370,000	405,398

				931,032

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Maryland: 3.30%

Housing Revenue: 3.15%
Maryland CDA Department of Housing & Community Multifamily Development Orchard Park Series F	2.52%	8-1-2020	$6,000,000	$6,019,140
Maryland CDA Department of Housing & Community Multifamily Development Zions Towers Series A (FHA Insured)	2.44	3-1-2020	6,000,000	6,004,860
Maryland Community Development Administration Heritage Crossing II Series G	2.93	11-1-2020	7,600,000	7,660,724
Maryland Community Development Administration Village At Lakeview Series 2018C 144A	2.76	5-1-2020	17,700,000	17,746,197
Maryland Community Development Administration Willow Manor at Fairland Series I	2.93	11-1-2020	10,000,000	10,078,300
Maryland Community Development Department Housing Rosemont Tower LLC Series F (FHA/GNMA Insured)	2.01	11-1-2021	5,000,000	5,004,300

				52,513,521

Water & Sewer Revenue: 0.15%
Baltimore MD Series A (National Insured)	5.65	7-1-2020	2,400,000	2,452,968

				54,966,489

Massachusetts: 0.68%

Health Revenue: 0.20%
Massachusetts HEFA Partners Healthcare Series G-2 (AGM Insured) (m)	1.57	7-1-2042	3,350,000	3,350,000

Housing Revenue: 0.48%
Massachusetts HFA Conduit-Oaks Woods Project	2.40	6-1-2021	4,660,000	4,677,661
Massachusetts HFA Series 187 (FNMA Insured)	1.50	12-1-2047	1,210,000	1,210,266
Massachusetts HFA Series 212	1.45	12-1-2049	2,000,000	2,000,380

				7,888,307

				11,238,307

Michigan: 0.60%

Health Revenue: 0.12%
Michigan Hospital Finance Authority Ascension Health Group Project Series A-2	1.50	11-1-2027	1,085,000	1,085,977
Michigan Finance Authority Bronson Healthcare Group Incorporated Series 2019B	3.50	11-15-2044	800,000	845,608

				1,931,585

Housing Revenue: 0.24%
Michigan Housing Development Authority Series A	2.30	10-1-2021	4,000,000	4,002,920

Utilities Revenue: 0.24%
Michigan Strategic Fund Limited Obligation Detroit Edison Company Exempt Facilities Project	1.45	8-1-2029	4,000,000	3,992,800

				9,927,305

Minnesota: 0.62%

GO Revenue: 0.42%
JPMorgan Chase Puttable Tax-Exempt Receipts Trust Series 5027 (JPMorgan Chase & Company LIQ) 144Aø	1.91	6-1-2021	7,000,000	7,000,000

The accompanying notes are an integral part of these financial statements.

Wells Fargo Ultra Short-Term Municipal Income Fund  |  13

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health Revenue: 0.20%
Apple Valley MN Senior Living LLC Project Series B	3.00%	1-1-2020	$525,000	$525,000
Apple Valley MN Senior Living LLC Project Series B	4.00	1-1-2021	545,000	539,103
Apple Valley MN Senior Living LLC Project Series B	4.00	1-1-2022	565,000	552,519
Minnesota HCFR Maple Grove Hospital Corporation	4.00	5-1-2020	390,000	393,257
Minnesota HCFR Maple Grove Hospital Corporation	4.00	5-1-2021	390,000	403,233
Minnesota HCFR Maple Grove Hospital Corporation	4.00	5-1-2022	390,000	412,659
Minnesota HCFR Maple Grove Hospital Corporation	5.00	5-1-2023	390,000	434,663

				3,260,434

				10,260,434

Mississippi: 0.66%

Housing Revenue: 0.66%
Mississippi Home Corporation Jackson Housing Authority Project (HUD Insured)	2.21	2-1-2022	11,000,000	11,052,250

Missouri: 0.63%

Miscellaneous Revenue: 0.63%
Bridgeton MO IDA Mestek Machinery Incorporated (Santander Bank NA LOC) ø	1.97	7-1-2030	2,425,000	2,425,000
Missouri Public Utilities Commission Interim Construction Series 2019	1.50	3-1-2021	8,000,000	8,007,840

				10,432,840

Nebraska: 0.49%

Housing Revenue: 0.49%
Douglas Country NE Housing Authority Sorensen Senior Residences Project Series A	2.05	3-1-2020	4,000,000	4,000,280
Nebraska Investment Finance Authority Series D (GNMA/FNMA/FHLMC Insured)	3.30	9-1-2020	1,345,000	1,360,494
Nebraska Investment Finance Authority Series D (GNMA/FNMA/FHLMC Insured)	3.65	3-1-2021	1,265,000	1,295,132
Nebraska Investment Finance Authority Series D (GNMA/FNMA/FHLMC Insured)	3.65	9-1-2021	1,390,000	1,436,704

				8,092,610

Nevada: 0.62%

GO Revenue: 0.25%
Clark County Refunding Bond Series C	5.00	6-15-2020	3,325,000	3,382,556
Clark County Refunding Bond Series D	5.00	6-15-2020	810,000	824,021

				4,206,577

Utilities Revenue: 0.37%
Washoe County NV Water Facility Refunding Bond Series F	2.05	3-1-2036	6,000,000	6,058,680

				10,265,257

New Hampshire: 0.36%

Industrial Development Revenue: 0.36%
National Finance Authority NH Exempt Facilities Emerald Renewable Diesel LLC Project 144A	2.00	6-1-2049	6,000,000	6,016,860

New Jersey: 5.39%

Education Revenue: 0.13%
New Jersey Higher Education Assistance Authority Series B	5.00	12-1-2021	2,000,000	2,135,620

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Health Revenue: 0.14%
New Jersey HFFA St. Joseph’s Healthcare System Group	4.00%	7-1-2020	$1,540,000	$1,557,664
New Jersey HFFA St. Joseph’s Healthcare System Group	5.00	7-1-2021	780,000	818,048

				2,375,712

Housing Revenue: 2.46%
New Jersey Housing & Mortgage Finance Agency Series A	1.75	11-1-2020	6,455,000	6,478,238
New Jersey Housing & Mortgage Finance Agency Series E	2.20	5-1-2020	1,200,000	1,202,556
New Jersey Housing & Mortgage Finance Agency Series E	2.30	11-1-2020	1,040,000	1,046,126
New Jersey Housing & Mortgage Finance Agency Villa Victoria Apartments Project Series F	2.43	11-1-2021	10,000,000	10,079,400
New Jersey Housing & Mortgage Finance Agency Peter J. McGuire Gardens Preservation Project Series G	1.45	11-1-2022	22,080,000	22,103,184

				40,909,504

Miscellaneous Revenue: 1.26%
New Jersey EDA School Facilities Construction Notes Series BBB	5.00	6-15-2021	3,910,000	4,111,912
New Jersey EDA School Facilities Construction Notes Series DDD	5.00	6-15-2022	780,000	845,192
New Jersey EDA Transportation Project Series B	5.00	11-1-2020	10,820,000	11,140,164
New Jersey EDA Unrefunded Bond Series NN	5.00	3-1-2020	895,000	900,164
New Jersey TTFA Series AA	5.00	6-15-2020	1,250,000	1,270,163
Newark NJ Housing Authority Newark Redevelopment Project Refunding Bond (National Insured)	5.25	1-1-2020	2,760,000	2,760,000

				21,027,595

Transportation Revenue: 1.40%
New Jersey Transportation Trust Fund Authority Transportation System Bonds Series A	5.00	12-15-2024	2,500,000	2,879,400
New Jersey Turnpike Authority Series C-5 (1 Month LIBOR +0.46%) ±	1.66	1-1-2028	20,330,000	20,346,467

				23,225,867

				89,674,298

New Mexico: 0.05%

Utilities Revenue: 0.05%
Farmington NM Public Service Company of New Mexico San Juan Project Series A	5.20	6-1-2040	780,000	791,513

New York: 10.23%

Airport Revenue: 0.31%
New York Transportation Development Terminal One Group Association LP	5.00	1-1-2020	5,255,000	5,255,000

GO Revenue: 2.77%
New York NY Adjusted Fiscal 2008 Subordinate Bond Series A-4 (AGM Insured) (m)	1.55	8-1-2026	10,700,000	10,700,000
New York NY Adjusted Fiscal 2008 Subordinate Bond Series C-4 (AGC Insured) (m)	1.65	10-1-2027	11,825,000	11,825,000
New York NY Series C	5.00	8-1-2022	1,250,000	1,254,088
New York NY Series J Subordinate Bond Series J3 (AGM Insured) (m)	1.65	6-1-2036	1,375,000	1,375,000
New York NY Subordinate Bond Series C-4 (AGM Insured) (m)	1.74	1-1-2032	800,000	800,000
Suffolk County New York TRAN Series I	2.50	7-23-2020	20,000,000	20,129,600

				46,083,688

The accompanying notes are an integral part of these financial statements.

Wells Fargo Ultra Short-Term Municipal Income Fund  |  15

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health Revenue: 0.05%
New York Dormitory Authority Orange Regional Medical Center 144A	4.00%	12-1-2020	$800,000	$817,656

Housing Revenue: 1.35%
New York NY Housing Development Corporation Series H	1.30	11-1-2049	11,105,000	11,105,444
New York Mortgage Agency Homeowner Revenue Series 183	3.50	4-1-2022	1,200,000	1,244,340
New York Mortgage Agency Homeowner Revenue Series 198	1.50	10-1-2020	2,235,000	2,233,994
New York NY Housing Development Corporation Series G-2	2.00	11-1-2057	7,970,000	8,001,402

				22,585,180

Industrial Development Revenue: 1.37%
New York Energy Research & Development Authority PCR Keyspan Generation Series A (Ambac Insured) (m)	1.69	10-1-2028	900,000	900,000
New York Transportation Development Corporation Series 2018	5.00	1-1-2022	2,000,000	2,135,340
New York Transportation Development Corporation Series 2018	5.00	1-1-2023	18,000,000	19,742,580

				22,777,920

Tax Revenue: 0.61%
New York NY Transitional Finance Authority Subordinate Bond Series 1-B (SIFMA Municipal Swap +0.80%) ±	2.41	11-1-2022	10,075,000	10,106,232

Transportation Revenue: 3.77%
New York Metropolitan Transportation Authority BAN Series D2	4.00	7-1-2020	8,000,000	8,109,280
New York Metropolitan Transportation Authority Series B (1 Month LIBOR +0.55%) ±	1.70	11-1-2041	6,255,000	6,238,487
New York Metropolitan Transportation Authority Subordinate Bond Series D2 (SIFMA Municipal Swap +0.45%) ±	2.06	11-15-2044	18,460,000	18,443,386
New York Metropolitan Transportation Authority Subordinate Bond Series G-1F (1 Month LIBOR +0.65%) ±	1.80	11-1-2026	24,965,000	24,988,966
Triborough Bridge & Tunnel Authority Series 2005B-3 (State Street Bank & Trust Company LOC) ø	1.63	1-1-2032	4,945,000	4,945,000

				62,725,119

				170,350,795

North Carolina: 2.88%

Housing Revenue: 1.77%
Charlotte NC Housing Authority Heritage Park Housing LP	1.45	6-1-2022	7,500,000	7,506,150
Charlotte NC Housing Authority West Tyvola Seniors LLC	2.23	12-1-2021	6,000,000	6,040,560
Durham NC Housing Authority Morreene Road Apartments Project %%	1.30	1-1-2021	6,225,000	6,225,000
Raleigh NC Housing Authority Sir Walter Apartments Project Series A	2.15	7-1-2021	9,600,000	9,633,408

				29,405,118

Miscellaneous Revenue: 1.11%
Montgomery County NC BAN	3.00	9-1-2020	18,500,000	18,550,135

				47,955,253

North Dakota: 0.81%

Housing Revenue: 0.81%
North Dakota HFA Community Homes (HUD Insured)	2.13	8-1-2020	5,015,000	5,018,862
North Dakota Housing Finance Agency Home Mortgage Finance Program Series B (SIFMA Municipal Swap +0.40%) ±	2.01	1-1-2043	8,500,000	8,498,555

				13,517,417

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Ohio: 2.23%

GO Revenue: 0.99%
Lorain County OH BAN Series 2019	3.00%	2-7-2020	$1,725,000	$1,728,071
Sycamore OH Community School District BAN	2.25	4-15-2020	12,000,000	12,033,960
Tipp City OH BAN Series 2019	3.00	2-12-2020	2,750,000	2,755,225

				16,517,256

Health Revenue: 0.18%
Allen County OH Mercy Health Hospital Series A	5.00	8-1-2021	2,795,000	2,955,517

Housing Revenue: 0.71%
Cuyahoga OH Metropolitan Housing Authority Multifamily Housing Riverside Park Phase 2 Project	2.00	4-1-2022	4,750,000	4,776,742
Franklin County OH Sawyer & Trevitt Project	1.77	6-1-2020	7,100,000	7,101,775

				11,878,517

Miscellaneous Revenue: 0.35%
American Municipal Power Incorporated BAN	2.50	6-25-2020	3,125,000	3,141,094
Village of Orange OH BAN	2.00	8-27-2020	2,575,000	2,586,150

				5,727,244

				37,078,534

Oklahoma: 0.30%

Education Revenue: 0.03%
Oklahoma Development Finance Authority Oklahoma City University Project	3.00	8-1-2020	500,000	503,715

GO Revenue: 0.20%
Oklahoma County OK Independent School District	1.75	7-1-2020	950,000	950,703
Oklahoma Independent School District #52 Series A	2.50	1-1-2020	2,375,000	2,375,000

				3,325,703

Miscellaneous Revenue: 0.07%
Kay County OK Public Building Authority	4.00	4-1-2021	350,000	357,641
Kay County OK Public Building Authority	4.00	4-1-2022	400,000	415,032
Kay County OK Public Building Authority	4.00	4-1-2023	450,000	473,792

				1,246,465

				5,075,883

Oregon: 0.62%

Industrial Development Revenue: 0.62%
Oregon Business Development Commission Intel Corporation Project Series 232	2.40	12-1-2040	10,000,000	10,351,500

Pennsylvania: 6.17%

Education Revenue: 0.90%
Chester County PA HEFA Immaculata University Project	5.00	11-1-2020	550,000	559,719
Chester County PA HEFA Immaculata University Project	5.00	11-1-2021	580,000	601,715
Cumberland County PA Authority Association of Independent Colleges & Universities of Pennsylvania Financing Program Series T-1 øø	2.00	5-1-2044	1,250,000	1,249,450
Pennsylvania HEFA Association of Independent Colleges & Universities of Pennsylvania Financing Program Series T-3 øø	2.25	5-1-2033	3,575,000	3,581,757

The accompanying notes are an integral part of these financial statements.

Wells Fargo Ultra Short-Term Municipal Income Fund  |  17

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Education Revenue (continued)
Pennsylvania HEFA Independent Colleges Series I4	2.72%	11-1-2031	$3,000,000	$3,009,120
Pennsylvania HEFA Wilkes University Project Series A	4.00	3-1-2020	575,000	576,731
Pennsylvania HEFA Wilkes University Project Series A	5.00	3-1-2021	390,000	402,258
Pennsylvania HEFAR Association of Independent Colleges & Universities of Pennsylvania Financing Program Mount Aloysius College Project Series R-1	2.25	11-1-2041	5,000,000	5,021,150

				15,001,900

GO Revenue: 1.05%
Allentown PA City School District TRAN	2.05	1-2-2020	3,000,000	3,000,000
Octorara PA Area School District (AGM Insured) %%	4.00	4-1-2025	600,000	674,658
Pennsylvania	5.00	1-15-2020	12,845,000	12,861,698
Scranton PA School District Series A	5.00	6-1-2020	500,000	506,740
Scranton PA School District Series B	5.00	6-1-2020	420,000	425,662

				17,468,758

Health Revenue: 1.04%
Montgomery County PA Higher Education & Health Authority Presbytery Homes Incorporated Project	2.00	12-1-2020	505,000	503,864
Montgomery County PA Higher Education & Health Authority Presbytery Homes Incorporated Project	3.00	12-1-2021	560,000	567,263
Montgomery County PA Higher Education & Health Authority Series 2018A	5.00	9-1-2022	1,250,000	1,371,538
Montgomery County PA Higher Education & Health Authority Series 2018D ø	1.78	9-1-2050	11,500,000	11,500,000
Philadelphia PA Hospital & Higher Education Facilities Authority	5.00	7-1-2020	780,000	792,269
Quakertown PA Health Facilities Authority Series A	3.13	7-1-2021	2,595,000	2,593,313

				17,328,247

Housing Revenue: 0.98%
Pennsylvania HFA Limited Obligation Norris Homes Phase V	1.40	1-1-2043	10,500,000	10,496,430
Pennsylvania HFA Series 114A	2.90	10-1-2021	3,145,000	3,218,782
Pennsylvania Housing Finance Agency Sharpsburg Towers Series B	2.40	12-1-2021	2,500,000	2,520,500

				16,235,712

Industrial Development Revenue: 0.24%
Montgomery County PA IDA Peco Energy Company Project Series A	2.60	3-1-2034	3,910,000	3,944,604

Miscellaneous Revenue: 0.60%
Bethlehem PA School District Revenue (1 Month LIBOR +0.48%) ±	1.73	7-1-2031	9,985,000	9,988,095

Resource Recovery Revenue: 0.18%
Pennsylvania EDFA Solid Waste Disposal Republic Services Incorporated Project Series A ø	1.45	4-1-2034	3,000,000	3,000,000

Tax Revenue: 0.48%
Philadelphia PA School District TRAN Series C	4.00	3-31-2020	8,000,000	8,056,960

Water & Sewer Revenue: 0.70%
Pittsburgh PA Water & Sewer Authority Series C (1 Month LIBOR +0.64%) (AGM Insured) ±	1.89	9-1-2040	11,730,000	11,733,636

				102,757,912

South Carolina: 0.51%

Health Revenue: 0.06%
South Carolina Jobs EDA Episcopal Home at Still Hopes Series A	5.00	4-1-2021	425,000	438,770
South Carolina Jobs EDA Episcopal Home at Still Hopes Series A	5.00	4-1-2022	455,000	480,685

				919,455

The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Housing Revenue: 0.45%
South Carolina Housing Finance & Development Authority Lorick Place Apartments Project	2.43%	11-1-2021	$7,500,000	$7,559,550

				8,479,005

South Dakota: 0.06%

Housing Revenue: 0.06%
South Dakota Housing Development Authority Homeownership Mortgage Bond AMT Series E (GNMA/FNMA/FHLMC Insured)	1.90	5-1-2020	1,000,000	1,000,760

Tennessee: 1.01%

Health Revenue: 0.08%
Greeneville TN HEFA Board Series 2018A	5.00	7-1-2022	1,280,000	1,387,917

Housing Revenue: 0.79%
Memphis TN Health Educational & Housing Facility Board Keystone Landing & Pendleton Place Apartments	2.03	8-1-2021	8,000,000	8,029,760
Murfreesboro TN Housing Authority Westbrook Towers II LP Project	2.13	9-1-2021	5,000,000	5,019,100

				13,048,860

Utilities Revenue: 0.14%
Tennessee Energy Acquisition Corporation Series A	4.00	5-1-2048	2,190,000	2,344,154

				16,780,931

Texas: 17.73%

Education Revenue: 0.24%
University of Texas Board of Regents Series C	5.00	8-15-2020	3,910,000	4,004,153

GO Revenue: 7.90%
Burleson TX Independent School District	2.50	2-1-2047	7,885,000	8,091,350
Cypress-Fairbanks TX Independent School District Series A-1	2.13	2-15-2027	4,800,000	4,864,752
Cypress-Fairbanks TX Independent School District Series A-3	3.00	2-15-2043	2,470,000	2,495,910
Cypress-Fairbanks TX Independent School District Series B-2	2.13	2-15-2040	7,015,000	7,109,632
Galveston TX Dickinson Independent High School District	1.35	8-1-2037	3,200,000	3,203,488
Grapevine-Colleyville TX Independent School District Prerefunded Bond Series B	2.00	8-1-2036	3,150,000	3,164,647
Grapevine-Colleyville TX Independent School District Unrefunded Bond	2.00	8-1-2036	3,495,000	3,511,846
Harlandale TX Independent School District	3.00	8-15-2045	8,775,000	8,863,013
Harris County TX Cypress-Fairbanks Independent High School Series 2014B-2	1.40	2-15-2040	4,070,000	4,072,483
Houston TX Independent School District	1.45	6-1-2029	16,305,000	16,314,946
Houston TX Independent School District Series 2014A-1B	2.20	6-1-2039	9,000,000	9,033,030
Katy TX Independent School District Series 2015C (1 Month LIBOR +0.28%) ±	1.45	8-15-2036	9,500,000	9,498,765
North East TX Independent School District Series B	1.42	8-1-2040	1,205,000	1,205,036
Northside TX Independent School District Building Project	2.00	6-1-2046	2,135,000	2,152,528
Northside TX Independent School District Building Project	2.13	8-1-2040	1,490,000	1,490,939
Sherman TX Independent School District Prerefunded Bond Series B	3.00	8-1-2048	265,000	267,767
Sherman TX Independent School District Unrefunded Bond Series B	3.00	8-1-2048	13,735,000	13,868,916
Texas Northside Independent School District	1.45	6-1-2047	3,825,000	3,826,683
Texas TRAN	4.00	8-27-2020	28,000,000	28,522,760

				131,558,491

The accompanying notes are an integral part of these financial statements.

Wells Fargo Ultra Short-Term Municipal Income Fund  |  19

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Health Revenue: 1.05%
Coastal Bend TX Health Facilities Development Corporation (AGM Insured) (m)	1.50%	7-1-2031	$8,000,000	$8,000,000
Harris County TX Health Facilities Development Corporation Series A3 (AGM Insured) (m)	1.74	7-1-2031	6,300,000	6,300,000
Harris County TX Health Facilities Development Corporation Series A4 (AGM Insured) ø	1.10	7-1-2031	100,000	100,000
Residual Interest Bond Floater Trust Certificates Series 2019-010 (Barclays Bank plc LOC, Barclays Bank plc LIQ) 144Aø	1.76	11-15-2046	3,000,000	3,000,000

				17,400,000

Housing Revenue: 5.61%
Alamito TX Public Facilities Corporation Multifamily Housing Authority of the City of El Paso RAD Conversion Program (HUD Insured)	1.51	5-1-2037	10,000,000	10,014,000
Alamito TX Public Facilities Corporation Multifamily Housing Series 2018	2.25	6-1-2021	16,300,000	16,353,790
Alamito TX Public Facility Corporation Cramer Three Apartments Project	2.50	11-1-2021	2,000,000	2,025,080
Austin TX Affordable PFC Incorporated Multifamily Housing Bridge Granada Apartments	1.46	6-1-2023	15,000,000	15,024,150
Capital Area Housing Finance Corporation TX Hills Leander Apartments	2.05	8-1-2021	7,000,000	7,026,880
Mizuho Floater/Residual Trust Series 2019 144Aø	1.89	9-1-2039	3,930,000	3,930,000
Panhandle TX Regional Housing Finance Agency Canyons 45 W Apartments	2.00	5-1-2021	600,000	601,068
San Antonio TX Housing Trust Finance Corporation Majestic Ranch Apartments LP (FHA Insured)	1.40	7-1-2022	6,000,000	5,999,820
Southeast Texas Housing Finance Corporation Bayshore Towers Apartments (HUD Insured)	2.20	1-1-2022	8,025,000	8,053,729
Texas Capital Area Housing Finance Agency Multifamily Housing Mission Trail at El Camino Real Apartments	2.10	9-1-2037	9,750,000	9,858,907
Texas Department of Housing & Community Affairs Multifamily Housing	2.20	5-1-2021	8,500,000	8,520,060
Texas Department of Housing & Community Affairs Multifamily Housing Series 2018 (FHA Insured)	2.23	5-1-2021	6,000,000	6,017,100

				93,424,584

Industrial Development Revenue: 0.32%
Matagorda County TX Navigation District Central Power & Light Company Project	1.75	5-1-2030	5,280,000	5,289,662

Transportation Revenue: 1.68%
Harris County TX Senior Lien Toll Road Series B	1.45	8-15-2021	15,000,000	15,019,950
Tender Option Bond Trust Receipts TengenTender Option Bond Trust Receipts Series 2019-XM0756 (Deutsche Bank LIQ) 144Aø	1.44	6-30-2058	6,000,000	6,000,000
Tender Option Bond Trust Receipts Series 2019-XM0753 (Deutsche Bank LIQ) 144Aø	1.86	8-1-2057	4,820,000	4,820,000
Texas Transportation Commission Central Texas Turnpike System Series A	5.00	8-15-2042	2,000,000	2,017,760

				27,857,710

Utilities Revenue: 0.69%
San Antonio TX Electric & Gas Systems Refunding Bond Series B	2.00	2-1-2033	11,440,000	11,543,532

Water & Sewer Revenue: 0.24%
Houston TX Combined Utility System Revenue Series C (1 Month LIBOR +0.36%) ±	1.61	5-15-2034	4,000,000	4,004,040

				295,082,172

The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Virginia: 1.73%

Housing Revenue: 1.25%
Fairfax County VA Redevelopment & Housing Authority Murraygate Village Apartment Project	2.26%	2-1-2021	$12,500,000	$12,567,375
Fairfax County VA Redevelopment & Housing Authority Parkwood Project	2.21	2-1-2021	5,500,000	5,528,050
Newport News VA Redevelopment & Housing Authority Soundview Townhouses	2.05	8-1-2021	2,690,000	2,701,083

				20,796,508

Industrial Development Revenue: 0.24%
Louisa VA IDA Poll Control Series 2008A	1.90	11-1-2035	4,000,000	4,045,000

Utilities Revenue: 0.24%
Halifax County VA IDA	2.15	12-1-2041	2,000,000	2,011,000
Wise County IDA Waste & Sewage Disposal Revenue	1.88	11-1-2040	2,000,000	2,004,600

				4,015,600

				28,857,108

Washington: 1.42%

Housing Revenue: 0.69%
Washington Housing Finance Commission Columbia Park Apartments Project (FHA/GNMA Insured)	1.39	7-1-2022	5,200,000	5,200,676
Washington Housing Finance Commission SAG Portfolio Project	2.55	7-1-2022	6,250,000	6,325,187

				11,525,863

Utilities Revenue: 0.73%
Seattle WA Municipal Light & Power Refunding Bond Series B-2 (SIFMA Municipal Swap +0.29%) ±	1.90	5-1-2045	10,000,000	10,003,200
Seattle WA Municipal Light & Power Series C1 (SIFMA Municipal Swap +0.25%) ±	1.86	11-1-2021	1,055,000	1,055,517
Seattle WA Municipal Light & Power Series C2 (SIFMA Municipal Swap +0.25%) ±	1.86	11-1-2021	1,055,000	1,055,517

				12,114,234

				23,640,097

West Virginia: 0.64%

Housing Revenue: 0.30%
West Virginia Housing Development Brookpark Place Project	1.65	8-1-2022	5,000,000	5,015,450

Utilities Revenue: 0.34%
West Virginia EDA Solid Waste Disposal Facilities Appalachian Power Company Series A	1.70	1-1-2041	5,620,000	5,624,721

				10,640,171

Wisconsin: 3.52%

Education Revenue: 0.11%
Wisconsin PFA Gardner Webb University 144A	5.00	7-1-2021	1,360,000	1,398,053
Wisconsin PFA Guilford College	5.00	1-1-2020	490,000	490,000

				1,888,053

GO Revenue: 0.47%
Dane County WI AMT Promissory Notes Apartment Project Series D	2.50	6-1-2022	445,000	450,803
Dane County WI AMT Promissory Notes Apartment Project Series D	2.63	6-1-2023	980,000	993,357

The accompanying notes are an integral part of these financial statements.

Wells Fargo Ultra Short-Term Municipal Income Fund  |  21

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

GO Revenue (continued)
Dane County WI AMT Promissory Notes Apartment Project Series D	3.50%	6-1-2020	$600,000	$605,538
Dane County WI AMT Promissory Notes Apartment Project Series D	3.50	6-1-2021	735,000	758,160
Lake Country WI School District TRAN	2.00	9-9-2020	1,600,000	1,607,936
Milwaukee WI Area Technical College District Series C	4.00	6-1-2020	2,670,000	2,701,319
Wisconsin GO Series 2019A ø	1.60	5-1-2029	700,000	700,000

				7,817,113

Health Revenue: 1.49%
Wisconsin HEFA St Camillus Health System Series A	5.00	11-1-2020	100,000	101,817
Wisconsin HEFA St Camillus Health System Series A	5.00	11-1-2021	110,000	114,218
Wisconsin HEFA St Camillus Health System Series A	5.00	11-1-2022	120,000	126,857
Wisconsin HEFA St Camillus Health System Series A	5.00	11-1-2023	125,000	134,300
Wisconsin HEFA St Camillus Health System Series A %%	5.00	7-1-2024	945,000	1,088,253
Wisconsin HEFA Advocate Aurora Health Credit Group Series C3 (SIFMA Municipal Swap +0.55%) ±	2.16	8-15-2054	20,065,000	20,185,189
Wisconsin HEFA Tomah Memorial Hospital Series A	2.65	11-1-2020	3,125,000	3,126,187

				24,876,821

Housing Revenue: 0.28%
Wisconsin Housing & EDA Series A	2.80	3-1-2022	1,070,000	1,095,273
Wisconsin Housing & EDA Series A	1.95	11-1-2047	3,530,000	3,533,318

				4,628,591

Resource Recovery Revenue: 1.07%
La Crosse WI Resource Recovery Northern States Power Company Project	6.00	11-1-2021	2,500,000	2,699,175
Wisconsin PFA Series A-2	1.45	10-1-2025	15,035,000	15,034,850

				17,734,025

Tax Revenue: 0.10%
Whitehall WI School District TRAN	2.00	10-26-2020	1,650,000	1,655,049

				58,599,652

Wyoming: 0.09%

Utilities Revenue: 0.09%
Converse County WY Pollution Control PacifiCorp Projects ø	1.78	12-1-2020	1,485,000	1,485,000

Total Municipal Obligations (Cost $1,602,344,059)				1,608,886,164

Closed End Municipal Bond Fund Obligations: 2.65%

California: 0.90%
Nuveen California AMT-Free Quality Municipal Income Fund Variable Rate Demand Preferred Shares Series A 1.91% 144A	.		15,000,000	15,000,000

Massachusetts: 0.30%
Nuveen Massachusetts Dividend Advantage Municipal Income Fund Variable Rate Demand Preferred Shares 1.96% 144A			5,000,000	5,000,000

New York: 1.45%
Nuveen New York Quality Municipal Income Fund Institutional MuniFund Term Variable Rate Demand Preferred Shares 1.91% 144A			24,200,000	24,200,000

Total Closed End Municipal Bond Fund Obligations (Cost $44,200,000)				44,200,000

The accompanying notes are an integral part of these financial statements.

22  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Yield	Shares	Value
Short-Term Investments: 0.86%

Investment Companies: 0.86%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)##	1.45%	14,241,977	$14,247,673

Total Short-Term Investments (Cost $14,247,673)			14,247,673

Total investments in securities (Cost $1,660,791,732)	100.16%	1,667,333,837

Other assets and liabilities, net	(0.16)	(2,631,256)

Total net assets	100.00%	$1,664,702,581

(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

%%	The security is purchased on a when-issued basis.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.

Abbreviations:

AGC	Assured Guaranty Corporation

AGM	Assured Guaranty Municipal

Ambac	Ambac Financial Group Incorporated

AMT	Alternative minimum tax

BAM	Build America Mutual Assurance Company

BAN	Bond anticipation notes

CDA	Community Development Authority

EDA	Economic Development Authority

EDFA	Economic Development Finance Authority

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General obligation

HCFR	Healthcare facilities revenue

HEFA	Health & Educational Facilities Authority

HEFAR	Higher Education Facilities Authority Revenue

HFA	Housing Finance Authority

HFFA	Health Facilities Financing Authority

HUD	Department of Housing and Urban Development

IDA	Industrial Development Authority

LIBOR	London Interbank Offered Rate

LIQ	Liquidity agreement

LOC	Letter of credit

National	National Public Finance Guarantee Corporation

PCR	Pollution control revenue

PFA	Public Finance Authority

SIFMA	Securities Industry and Financial Markets Association

SPA	Standby purchase agreement

TAN	Tax anticipation notes

TRAN	Tax revenue anticipation notes

TTFA	Transportation Trust Fund Authority

The accompanying notes are an integral part of these financial statements.

Wells Fargo Ultra Short-Term Municipal Income Fund  |  23

Portfolio of investments—December 31, 2019 (unaudited)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	4,468,777	420,309,977	(410,536,777)	14,241,977	$(4,753)	$0	$80,864	$14,247,673	0.86%

The accompanying notes are an integral part of these financial statements.

24  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Statement of assets and liabilities—December 31, 2019 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $1,646,544,059)	$1,653,086,164
Investments in affiliated securities, at value (cost $14,247,673)	14,247,673
Cash	8,351
Receivable for investments sold	3,111,096
Receivable for Fund shares sold	3,553,689
Receivable for interest	9,056,832

Total assets	1,683,063,805

Liabilities
Payable for investments purchased	12,791,446
Payable for Fund shares redeemed	3,306,834
Management fee payable	374,987
Dividends payable	1,009,773
Administration fees payable	116,019
Distribution fee payable	3,208
Trustees’ fees and expenses payable	4,231
Accrued expenses and other liabilities	754,726

Total liabilities	18,361,224

Total net assets	$1,664,702,581

Net assets consist of
Paid-in capital	$1,684,922,229
Total distributable loss	(20,219,648)

Total net assets	$1,664,702,581

Computation of net asset value and offering price per share
Net assets – Class A	$400,338,355
Shares outstanding – Class A1	41,685,857
Net asset value per share – Class A	$9.60
Maximum offering price per share – Class A2	$9.80
Net assets – Class C	$4,707,637
Shares outstanding – Class C1	499,252
Net asset value per share – Class C	$9.43
Net assets – Class R6	$683,877,728
Shares outstanding – Class R6[1]	71,216,420
Net asset value per share – Class R6	$9.60
Net assets – Administrator Class	$18,892,621
Shares outstanding – Administrator Class[1]	1,967,096
Net asset value per share – Administrator Class	$9.60
Net assets – Institutional Class	$556,886,240
Shares outstanding – Institutional Class[1]	57,978,229
Net asset value per share – Institutional Class	$9.61

[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Ultra Short-Term Municipal Income Fund  |  25

Statement of operations—six months ended December 31, 2019 (unaudited)

Investment income
Interest	$17,082,058
Income from affiliated securities	80,864

Total investment income	17,162,922

Expenses
Management fee	3,023,628
Administration fees
Class A	343,765
Class C	5,186
Class R6	106,943
Administrator Class	11,168
Institutional Class	244,581
Shareholder servicing fees
Class A	537,132
Class C	8,103
Administrator Class	27,692
Distribution fee
Class C	24,200
Custody and accounting fees	106,926
Professional fees	18,241
Registration fees	41,434
Shareholder report expenses	1,869
Trustees’ fees and expenses	10,804
Other fees and expenses	35,717

Total expenses	4,547,389
Less: Fee waivers and/or expense reimbursements
Fund-level	(723,277)

Net expenses	3,824,112

Net investment income	13,338,810

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	259,849
Affiliated securities	(4,753)

Net realized gains on investments	255,096
Net change in unrealized gains (losses) on investments	(119,975)

Net realized and unrealized gains (losses) on investments	135,121

Net increase in net assets resulting from operations	$13,473,931

The accompanying notes are an integral part of these financial statements.

26  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Statement of changes in net assets

	Six months ended December 31, 2019 (unaudited)		Year ended June 30, 2019

Operations
Net investment income		$13,338,810		$39,692,474
Net realized gains (losses) on investments		255,096		(472,657)
Net change in unrealized gains (losses) on investments		(119,975)		8,239,186

Net increase in net assets resulting from operations		13,473,931		47,459,003

Distributions to shareholders from net investment income and net realized gains
Class A		(2,697,556)		(7,184,383)
Class C		(16,573)		(81,918)
Class R6		(5,716,583)		(9,194,218)[1]
Administrator Class		(148,035)		(489,384)
Institutional Class		(4,756,852)		(22,722,426)

Total distributions to shareholders		(13,335,599)		(39,672,329)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,217,425	21,298,011	5,347,278	51,171,356
Class C	11,912	112,407	391,712	3,675,907
Class R6	46,379,172	445,417,373	172,266,423 [1]	1,647,488,263 [1]
Administrator Class	111,413	1,070,331	951,130	9,106,545
Institutional Class	13,278,475	127,584,835	124,072,823	1,187,607,605

		595,482,957		2,899,049,676

Reinvestment of distributions
Class A	264,698	2,542,077	715,680	6,852,879
Class C	1,316	12,419	7,174	67,438
Class R6	9,666	92,826	12,244 [1]	117,351 [1]
Administrator Class	14,983	143,892	49,856	477,408
Institutional Class	426,510	4,098,074	1,731,479	16,580,749

		6,889,288		24,095,825

Payment for shares redeemed
Class A	(7,093,180)	(68,127,606)	(33,178,529)	(317,470,659)
Class C	(588,850)	(5,554,955)	(1,149,710)	(10,810,966)
Class R6	(55,426,942)	(532,371,417)	(92,024,143)[1]	(881,492,500)[1]
Administrator Class	(830,059)	(7,974,034)	(3,945,902)	(37,776,949)
Institutional Class	(22,753,554)	(218,541,171)	(282,486,053)	(2,703,286,719)

		(832,569,183)		(3,950,837,793)

Net decrease in net assets resulting from capital share transactions		(230,196,938)		(1,027,692,292)

Total decrease in net assets		(230,058,606)		(1,019,905,618)

Net assets
Beginning of period		1,894,761,187		2,914,666,805

End of period		$1,664,702,581		$1,894,761,187

[1]	For the period from July 31, 2018 (commencement of class operations) to June 30, 2019

The accompanying notes are an integral part of these financial statements.

Wells Fargo Ultra Short-Term Municipal Income Fund  |  27

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2019 (unaudited)	Year ended June 30
CLASS A		2019	2018	2017	2016	2015[1]
Net asset value, beginning of period	$9.60	$9.57	$9.57	$9.63	$9.61	$9.64
Net investment income	0.06	0.12 [2]	0.08	0.06	0.04	0.02
Net realized and unrealized gains (losses) on investments	0.00	0.03	0.00 [3]	(0.06)	0.02	(0.03)

Total from investment operations	0.06	0.15	0.08	0.00	0.06	(0.01)
Distributions to shareholders from
Net investment income	(0.06)	(0.12)	(0.08)	(0.06)	(0.04)	(0.02)
Net realized gains	0.00	0.00	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]

Total distributions to shareholders	(0.06)	(0.12)	(0.08)	(0.06)	(0.04)	(0.02)
Net asset value, end of period	$9.60	$9.60	$9.57	$9.57	$9.63	$9.61
Total return[4]	0.63%	1.63%	0.88%	(0.04)%	0.61%	(0.07)%
Ratios to average net assets (annualized)
Gross expenses	0.77%	0.77%	0.77%	0.75%	0.75%	0.75%
Net expenses	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%
Net investment income	1.26%	1.28%	0.86%	0.57%	0.38%	0.23%
Supplemental data
Portfolio turnover rate	24%	55%	50%	56%	41%	44%
Net assets, end of period (000s omitted)	$400,338	$444,581	$702,570	$971,189	$1,209,818	$961,485

[1]	A one-for-two share split took place after the close of business on June 12, 2015 for all classes of the Fund. The per share information has been adjusted to give effect to this transaction.

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

28  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2019 (unaudited)	Year ended June 30
CLASS C		2019	2018	2017	2016	2015[1]
Net asset value, beginning of period	$9.43	$9.40	$9.40	$9.47	$9.49	$9.58
Net investment income (loss)	0.02 [2]	0.05 [2]	0.01 [2]	(0.02)[2]	(0.04)[2]	(0.11)
Net realized and unrealized gains (losses) on investments	0.00	0.03	0.00 [3]	(0.05)	0.02	0.02

Total from investment operations	0.02	0.08	0.01	(0.07)	(0.02)	(0.09)
Distributions to shareholders from
Net investment income	(0.02)	(0.05)	(0.01)	(0.00)[3]	0.00	0.00
Net realized gains	0.00	0.00	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]

Total distributions to shareholders	(0.02)	(0.05)	(0.01)	(0.00)[3]	(0.00)[3]	(0.00)[3]
Net asset value, end of period	$9.43	$9.43	$9.40	$9.40	$9.47	$9.49
Total return[4]	0.25%	0.87%	0.16%	(0.73)%	(0.19)%	(0.93)%
Ratios to average net assets (annualized)
Gross expenses	1.52%	1.52%	1.52%	1.50%	1.50%	1.50%
Net expenses	1.42%	1.42%	1.42%	1.42%	1.42%	1.42%
Net investment income (loss)	0.51%	0.54%	0.11%	(0.18)%	(0.37)%	(0.52)%
Supplemental data
Portfolio turnover rate	24%	55%	50%	56%	41%	44%
Net assets, end of period (000s omitted)	$4,708	$10,135	$17,154	$23,650	$31,837	$42,289

[1]	A one-for-two share split took place after the close of business on June 12, 2015 for all classes of the Fund. The per share information has been adjusted to give effect to this transaction.

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Ultra Short-Term Municipal Income Fund  |  29

Financial highlights

(For a share outstanding throughout each period)

CLASS R6	Six months ended December 31, 2019 (unaudited)	Year ended June 30, 2019[1]
Net asset value, beginning of period	$9.60	$9.58
Net investment income	0.08	0.15 [2]
Net realized and unrealized gains (losses) on investments	0.00	0.02

Total from investment operations	0.08	0.17
Distributions to shareholders from
Net investment income	(0.08)	(0.15)
Net asset value, end of period	$9.60	$9.60
Total return[3]	0.81%	1.76%
Ratios to average net assets (annualized)
Gross expenses	0.39%	0.39%
Net expenses	0.32%	0.32%
Net investment income	1.60%	1.73%
Supplemental data
Portfolio turnover rate	24%	55%
Net assets, end of period (000s omitted)	$683,878	$770,634

[1]	For the period from July 31, 2018 (commencement of class operations) to June 30, 2019

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

30  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2019 (unaudited)	Year ended June 30
ADMINISTRATOR CLASS		2019	2018	2017	2016	2015[1]
Net asset value, beginning of period	$9.60	$9.57	$9.57	$9.63	$9.61	$9.64
Net investment income	0.06 [2]	0.13 [2]	0.08 [2]	0.06	0.04	0.03
Net realized and unrealized gains (losses) on investments	0.00	0.03	0.01	(0.06)	0.02	(0.03)

Total from investment operations	0.06	0.16	0.09	0.00	0.06	0.00
Distributions to shareholders from
Net investment income	(0.06)	(0.13)	(0.09)	(0.06)	(0.04)	(0.03)
Net realized gains	0.00	0.00	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]

Total distributions to shareholders	(0.06)	(0.13)	(0.09)	(0.06)	(0.04)	(0.03)
Net asset value, end of period	$9.60	$9.60	$9.57	$9.57	$9.63	$9.61
Total return[4]	0.67%	1.70%	0.95%	0.03%	0.68%	0.00%
Ratios to average net assets (annualized)
Gross expenses	0.71%	0.70%	0.70%	0.70%	0.68%	0.69%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	1.33%	1.34%	0.82%	0.69%	0.45%	0.30%
Supplemental data
Portfolio turnover rate	24%	55%	50%	56%	41%	44%
Net assets, end of period (000s omitted)	$18,893	$25,649	$53,746	$1,946,987	$226,125	$328,134

[1]	A one-for-two share split took place after the close of business on June 12, 2015 for all classes of the Fund. The per share information has been adjusted to give effect to this transaction.

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Ultra Short-Term Municipal Income Fund  |  31

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2019 (unaudited)	Year ended June 30
INSTITUTIONAL CLASS		2019	2018	2017	2016	2015[1]
Net asset value, beginning of period	$9.60	$9.57	$9.58	$9.63	$9.61	$9.64
Net investment income	0.08	0.15 [2]	0.11	0.08 [2]	0.07	0.05
Net realized and unrealized gains (losses) on investments	0.01	0.03	(0.01)	(0.05)	0.02	(0.03)

Total from investment operations	0.09	0.18	0.10	0.03	0.09	0.02
Distributions to shareholders from
Net investment income	(0.08)	(0.15)	(0.11)	(0.08)	(0.07)	(0.05)
Net realized gains	0.00	0.00	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]

Total distributions to shareholders	(0.08)	(0.15)	(0.11)	(0.08)	(0.07)	(0.05)
Net asset value, end of period	$9.61	$9.60	$9.57	$9.58	$9.63	$9.61
Total return[4]	0.89%	1.93%	1.07%	0.36%	0.91%	0.23%
Ratios to average net assets (annualized)
Gross expenses	0.44%	0.44%	0.44%	0.42%	0.42%	0.42%
Net expenses	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%
Net investment income	1.56%	1.56%	1.16%	0.86%	0.68%	0.54%
Supplemental data
Portfolio turnover rate	24%	55%	50%	56%	41%	44%
Net assets, end of period (000s omitted)	$556,886	$643,762	$2,141,197	$2,713,317	$4,061,647	$3,930,234

[1]	A one-for-two share split took place after the close of business on June 12, 2015 for all classes of the Fund. The per share information has been adjusted to give effect to this transaction.

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

32  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Ultra Short-Term Municipal Income Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Wells Fargo Ultra Short-Term Municipal Income Fund  |  33

Notes to financial statements (unaudited)

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2019, the aggregate cost of all investments for federal income tax purposes was $1,660,791,633 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$6,770,673

Gross unrealized losses	(228,469)

Net unrealized gains	$6,542,204

As of June 30, 2019, the Fund had capital loss carryforwards which consisted of $2,919,850 in short-term capital losses and $23,588,856 in long-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Municipal obligations	$0	$1,608,886,164	$0	$1,608,886,164

Closed end municipal bond fund obligations	0	44,200,000	0	44,200,000

Short-term investments

Investment companies	14,247,673	0	0	14,247,673

Total assets	$14,247,673	$1,653,086,164	$0	$1,667,333,837

34  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Notes to financial statements (unaudited)

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended December 31, 2019, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $1 billion	0.350%

Next $4 billion	0.325

Next $3 billion	0.290

Next $2 billion	0.265

Over $10 billion	0.255

For the six months ended December 31, 2019, the management fee was equivalent to an annual rate of 0.34% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.16%

Class R6	0.03

Administrator Class	0.10

Institutional Class	0.08

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through October 31, 2020 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.67% for Class A shares, 1.42% for Class C shares, 0.32% for Class R6 shares, 0.60% for Administrator Class shares, and 0.37% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees

Wells Fargo Ultra Short-Term Municipal Income Fund  |  35

Notes to financial statements (unaudited)

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2019, Funds Distributor received $1,195 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2019.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $81,235,000 and $88,270,000 in interfund purchases and sales, respectively, during the six months ended December 31, 2019.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2019 were $447,511,613 and $388,798,385, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended December 31, 2019, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

In March 2017, FASB issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium and requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount and discounts will continue to be accreted to the maturity date of the security. ASU 2017-08 is effective for fiscal years beginning after December 15, 2018 and for interim periods within those fiscal years. During the current reporting period, management of the Fund adopted the change in accounting policy which did not have a material impact to the Fund’s financial statements.

36  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo Ultra Short-Term Municipal Income Fund  |  37

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 149 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

38  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock[3] (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo Ultra Short-Term Municipal Income Fund  |  39

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Michelle Rhee[4] (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy[5] (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 64 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 85 funds and Assistant Treasurer of 64 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

[3]	Pamela Wheelock was re-appointed to the Board effective January 1, 2020.

[4]	Michelle Rhee became Chief Legal Officer effective October 22, 2019.

[5]	Catherine Kennedy became Secretary effective October 22, 2019.

40  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Appendix (unaudited)

Effective on or about May 1, 2020, if you purchase Fund shares through a Janney Montgomery Scott LLC (“Janney”) brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end sales charge* waivers on Class A shares available at Janney

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

Shares acquired through a right of reinstatement.

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
CDSC waivers on Class A and Class C shares available at Janney

Shares sold upon the death or disability of the shareholder.

Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

Shares purchased in connection with a return of excess contributions from an IRA account.

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

Shares acquired through a right of reinstatement.

Shares exchanged into the same share class of a different fund.
Front-end sales charge* discounts available at Janney; breakpoints, rights of accumulation and/or letters of intent

Breakpoints as described in the Fund’s Prospectus.

Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

*	Also referred to as an “initial sales charge.”

Wells Fargo Ultra Short-Term Municipal Income Fund  |  41

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved.

PAR-0120-02398 02-20

SA258/SAR258 12-19

Semi-Annual Report

December 31, 2019

Wells Fargo

Wisconsin Tax-Free Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

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The views expressed and any forward-looking statements are as of December 31, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Wisconsin Tax-Free Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“After periods of volatility, investors regrouped midway through the year, sentiment turned positive, and U.S. equity markets advanced in July.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Wisconsin Tax-Free Fund for the six-month period that ended December 31, 2019. Despite periods of market volatility, the year was strongly positive for financial markets as supportive central banks more than offset concerns over slowing global economic growth and international trade tensions.

Overall, both fixed-income and equity investors enjoyed healthy returns. For the period, U.S. stocks, based on the S&P 500 Index,1 gained 10.92% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 6.96%. The MSCI EM Index (Net)3 gained 7.09%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 2.45%, the Bloomberg Barclays Global Aggregate ex-USD Index5 returned 0.09%, the Bloomberg Barclays Municipal Bond Index6 gained 2.32%, and the ICE BofA U.S. High Yield Index7 added 3.86%.

Sentiment turned positive, driven by central bank support.

After periods of volatility, investors regrouped midway through the year, sentiment turned positive, and U.S. equity markets advanced in July. The gains, primarily driven by geopolitical and monetary policy events, pushed equity markets to new highs. European Central Bank President Mario Draghi indicated the bank was ready to cut rates or buy more assets to prop up inflation if needed. President Trump backed off of tariff threats against Mexico and China. The U.S. Federal Reserve (Fed) implemented a 0.25% federal funds rate cut in July.

Throughout the summer, U.S.-China trade tensions simmered. Major U.S. stock market indices closed July with the worst weekly results of the year. Bond prices gained as Treasury yields fell to multiyear lows, and the yield curve inverted at multiple points along the 30-year arc.

Evidence of a continued global economic slowdown mounted, and central banks in China, New Zealand, and Thailand cut interest rates. Industrial and manufacturing data declined in China, Canada, Japan, and Germany. Adding to global uncertainty, Italy’s prime minister resigned, many feared a crackdown in Hong Kong as protestors sustained their calls for reform, and Boris Johnson planned to suspend Parliament as Brexit’s deadline neared.

In the U.S., the Fed cut interest rates a second time in September. U.S. manufacturing data disappointed investors. The U.S. Congress announced it would pursue an impeachment investigation of President Trump. Meanwhile, the Brexit impasse showed no signs of resolution. Officials in China warned of the negative economic impact of tariffs and trade restrictions. Although the S&P 500 Index finished the third quarter with the best year-to-date returns in more than 20 years, concerns about future returns remained.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2020. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Wisconsin Tax-Free Fund

Letter to shareholders (unaudited)

The fourth quarter started on a strong note, with a relaxing of U.S.-China trade tensions in October along with renewed optimism for a U.K. Brexit deal and positive macroeconomic data. The initial estimate of U.S. third-quarter gross domestic product growth was a 1.9% annualized rate, while the U.S. unemployment rate fell to a 50-year low of 3.5% in September. However, despite resilience among U.S. consumers, business confidence declined while manufacturing activity contracted. Concerned with a potential economic slowdown, the Fed lowered interest rates another quarter point in late October, its third rate cut in four months. This helped push the S&P 500 Index to a new all-time high, while emerging market equities rallied and global bonds declined overall, reflecting a broad pickup in risk appetite.

Equity markets continued to rally in November despite ongoing geopolitical risks. Hopes for a U.S.-China trade deal buoyed investor confidence. U.S. business sentiment improved slightly, and manufacturing and services activity picked up. Throughout the month, central bank actions were on hold. With that positive backdrop, developed market equities outpaced those in emerging markets, and U.S. stocks outperformed non-U.S. stocks overall. While consumer confidence and purchasing manager activity rose in the eurozone, China reported weakening manufacturing and consumer data. Bond yields rose marginally, leading to slightly negative returns for global government and investment-grade corporate bonds.

Financial markets ended the year on a strong note, with the U.S. and China reaching a Phase One trade deal, with some details to be worked out. That, along with the landslide election win by the pro-Brexit U.K. Conservative Party and ongoing central bank support, gave investors a greater sense of certainty. U.S. economic indicators were broadly positive, with the exception of manufacturing activity and business confidence. Consumer confidence was resilient, fed by a robust labor market, tame inflation, and lower interest rates, which boosted housing affordability and homebuyer activity. The impeachment of U.S. President Donald Trump, while historically noteworthy, had little impact on markets. Meanwhile, slowing Chinese economic activity, due in part to the trade war, led to further government stimulus at year-end through lower reserve ratios, allowing banks to lend more money.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“Financial markets ended the year on a strong note, with the U.S. and China reaching a Phase One trade deal.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Wisconsin Tax-Free Fund  |  3

Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax and Wisconsin individual income tax.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Wendy Casetta

Bruce R. Johns

Thomas Stoeckmann

Average annual total returns (%) as of December 31, 2019

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (WWTFX)	3-31-2008	1.19	1.87	2.98	5.99	2.82	3.46	0.94	0.70

Class C (WWTCX)	12-26-2002	4.21	2.05	2.68	5.21	2.05	2.68	1.69	1.45

Institutional Class (WWTIX)[3]	10-31-2016	–	–	–	6.19	2.93	3.52	0.61	0.52

Bloomberg Barclays Municipal Bond Index[4]	–	–	–	–	7.54	3.53	4.34	–	–

Bloomberg Barclays Wisconsin Municipal Bond Index[5]	–	–	–	–	6.61	3.17	3.96	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to Wisconsin and Puerto Rico municipal securities risk, high-yield securities risk, and nondiversification funds risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

4  |  Wells Fargo Wisconsin Tax-Free Fund

Performance highlights (unaudited)

Effective maturity distribution as of December 31, 2019[6]

Credit quality as of December 31, 2019[7]

[1]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through October 31, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.70% for Class A, 1.45% for Class C, and 0.52% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Class A shares, and is not adjusted to reflect Institutional Class expenses. If these expenses had been included, returns for Institutional Class would be higher.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	The Bloomberg Barclays Wisconsin Municipal Bond Index is the Wisconsin component of the Bloomberg Barclays Municipal Bond Index. You cannot invest directly in an index.

[6]	Amounts are calculated based on the long-term total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[7]

The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/ or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

Wells Fargo Wisconsin Tax-Free Fund  |  5

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2019 to December 31, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2019	Ending account value 12-31-2019	Expenses paid during the period¹	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,018.66	$3.55	0.70%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$3.56	0.70%

Class C

Actual	$1,000.00	$1,014.83	$7.34	1.45%

Hypothetical (5% return before expenses)	$1,000.00	$1,017.85	$7.35	1.45%

Institutional Class

Actual	$1,000.00	$1,019.58	$2.64	0.52%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.52	$2.64	0.52%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Wells Fargo Wisconsin Tax-Free Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal Obligations: 100.49%

Arizona: 1.69%

Health Revenue: 1.69%
Phoenix AZ Industrial Development Authority Various Mayo Clinic Series A (Bank of America NA SPA) ø	1.55%	11-15-2052	$2,500,000	$2,500,000

Guam: 4.97%

Airport Revenue: 2.32%
Guam International Airport Authority Series C (AGM Insured)	6.13	10-1-2043	1,500,000	1,729,273
Guam Port Authority AMT Series A	5.00	7-1-2048	1,000,000	1,172,490
Guam Port Authority AMT Series B	5.00	7-1-2034	445,000	530,088

				3,431,851

Miscellaneous Revenue: 1.02%
Guam Education Financing Foundation Refunding Bond Certificate of Participation Series 2016A	5.00	10-1-2022	1,400,000	1,505,280

Tax Revenue: 0.89%
Guam Government Business Privilage Tax Revenue Series 2011A	5.00	1-1-2021	670,000	690,770
Guam Government Limited Obligation Bonds Section 30 Series A	5.00	12-1-2021	600,000	635,418

				1,326,188

Utilities Revenue: 0.35%
Guam Power Authority Series A (AGM Insured)	5.00	10-1-2020	500,000	513,350

Water & Sewer Revenue: 0.39%
Guam Government Waterworks Authority Water and Refunding Bond	5.00	7-1-2034	500,000	584,620

				7,361,289

Illinois: 3.33%

GO Revenue: 1.71%
Chicago IL CAB City Colleges (National Insured) ¤	0.00	1-1-2027	1,000,000	831,040
Chicago IL Park District Special Recreation Activity Series E	5.00	11-15-2027	1,000,000	1,176,500
Illinois Refunding Bond Series 2018A	5.00	10-1-2021	500,000	526,635

				2,534,175

Miscellaneous Revenue: 0.86%
Illinois	5.50	7-1-2026	250,000	276,815
Illinois Series 2017D	5.00	11-1-2022	250,000	269,855
Illinois Series C	5.00	11-1-2029	630,000	721,060

				1,267,730

Tax Revenue: 0.70%
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B	5.00	12-15-2028	970,000	1,037,114

Water & Sewer Revenue: 0.06%
Chicago IL Waterworks Unrefunded Bond (AGM Insured)	5.00	11-1-2020	95,000	95,314

				4,934,333

Michigan: 0.07%

Miscellaneous Revenue: 0.07%
Michigan Municipal Bond Authority Local Government Loan Program Series A (Ambac Insured)	4.00	11-1-2021	110,000	110,231

The accompanying notes are an integral part of these financial statements.

Wells Fargo Wisconsin Tax-Free Fund  |  7

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
New Jersey: 1.70%

Miscellaneous Revenue: 0.75%
New Jersey EDA Series EE	5.00%	9-1-2023	$1,070,000	$1,113,934

Transportation Revenue: 0.95%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2031	2,000,000	1,410,480

				2,524,414

New York: 0.74%

Education Revenue: 0.74%
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	6.24	2-1-2047	1,000,000	1,098,710

Puerto Rico: 0.21%

Transportation Revenue: 0.21%
Puerto Rico Highway & Transportation Authority Refunding Bond Series L (BHAC/FGIC Insured)	5.25	7-1-2021	300,000	313,194

Texas: 1.51%

GO Revenue: 1.51%
Denton TX Independent School District School Building	4.00	8-15-2048	2,000,000	2,237,060

Virgin Islands: 2.42%

Miscellaneous Revenue: 1.04%
Virgin Islands PFA 144A	5.00	9-1-2020	750,000	763,440
Virgin Islands PFA Gross Receipts Taxes Loan Notes (National Insured)	4.00	10-1-2020	450,000	455,252
Virgin Islands PFA Gross Receipts Taxes Loan Notes (AGM Insured)	4.00	10-1-2022	310,000	323,550

				1,542,242

Tax Revenue: 1.38%
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series B (AGM Insured)	5.00	10-1-2025	2,000,000	2,044,020

				3,586,262

Wisconsin: 83.85%

Education Revenue: 9.99%
Green Bay WI Housing Authority University Village Housing Incorporated	4.38	4-1-2022	200,000	200,368
Green Bay WI Housing Authority University Village Housing Incorporated	5.00	4-1-2030	1,410,000	1,413,779
Madison WI CDA Wisconsin Alumni Research Foundation	5.00	10-1-2023	150,000	150,215
Madison WI CDA Wisconsin Alumni Research Foundation	5.00	10-1-2025	475,000	475,679
Madison WI CDA Wisconsin Alumni Research Foundation	5.00	10-1-2039	5,000,000	5,007,150
Milwaukee WI RDA Milwaukee School of Engineering Project (AGM Insured)	2.75	4-1-2021	1,080,000	1,101,816
Milwaukee WI RDA Milwaukee School of Engineering Project (AGM Insured)	4.10	4-1-2032	1,500,000	1,569,540
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A	6.25	8-1-2043	2,100,000	2,329,614
Platteville WI RDA University of Wisconsin Platteville Real Estate Foundation Incorporated	5.00	7-1-2022	950,000	989,007
Platteville WI RDA University of Wisconsin Platteville Real Estate Foundation Incorporated	5.00	7-1-2032	1,500,000	1,576,440

				14,813,608

GO Revenue: 1.67%
Milwaukee WI Series B6	2.00	4-1-2021	175,000	176,962
Milwaukee WI Series B6	3.00	4-1-2024	570,000	610,231
Milwaukee WI Series B6	5.00	4-1-2022	350,000	379,670
Milwaukee WI Series B6	5.00	4-1-2023	580,000	649,548
Milwaukee WI Series B6	5.00	4-1-2025	550,000	651,948

				2,468,359

The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Wisconsin Tax-Free Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health Revenue: 19.81%
University of Wisconsin Hospitals & Clinics Authority Refunding Bond Series B (JPMorgan Chase & Company SPA) ø	1.67%	4-1-2048	$1,700,000	$1,700,000
University of Wisconsin Hospitals & Clinics Authority Revenue Various Refunding Bond Series C (BMO Harris Bank NA SPA) ø	1.63	4-1-2048	2,900,000	2,900,000
Wisconsin Health and Educational Facilities Authority Revenue Bond Marshfield Clinic Health System, Incorporated Series 2018A (Barclays Bank plc LOC) ø	1.65	2-15-2050	1,000,000	1,000,000
Wisconsin HEFA Bellin Memorial Hospital Obligated Group	4.00	12-1-2035	1,000,000	1,071,640
Wisconsin HEFA Bellin Memorial Hospital Obligated Group	5.00	12-1-2025	1,500,000	1,718,520
Wisconsin HEFA Bellin Memorial Hospital Obligated Group	5.00	12-1-2026	1,740,000	1,987,150
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2020	850,000	853,596
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2027	400,000	486,260
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2028	650,000	782,126
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2029	500,000	597,580
Wisconsin HEFA Monroe Clinic Incorporated	3.00	2-15-2035	520,000	565,079
Wisconsin HEFA Monroe Clinic Incorporated	4.00	2-15-2031	900,000	1,028,052
Wisconsin HEFA Monroe Clinic Incorporated	4.00	2-15-2033	550,000	628,254
Wisconsin HEFA Monroe Clinic Incorporated	5.00	2-15-2028	900,000	1,076,562
Wisconsin HEFA Monroe Clinic Incorporated	5.00	2-15-2029	575,000	687,804
Wisconsin HEFA Monroe Clinic Incorporated	5.00	2-15-2030	300,000	358,854
Wisconsin HEFA Revenue Bellin Memorial Hospital Incorporate Series A	5.00	12-1-2027	175,000	216,340
Wisconsin HEFA Revenue Bellin Memorial Hospital Incorporate Series A	5.00	12-1-2028	150,000	188,168
Wisconsin HEFA Revenue Bellin Memorial Hospital Incorporate Series A	5.00	12-1-2029	150,000	190,793
Wisconsin HEFA Revenue Bellin Memorial Hospital Incorporate Series A	5.00	12-1-2030	275,000	346,849
Wisconsin HEFA Revenue Beloit Health System Incorporate %%	4.00	7-1-2036	3,000,000	3,349,530
Wisconsin HEFA Revenue Beloit Health System Incorporate %%	5.00	7-1-2029	1,270,000	1,601,838
Wisconsin HEFA Revenue Various Marshfield Clinic Health (Barclays Bank plc LOC) ø	1.70	2-15-2050	2,400,000	2,400,000
Wisconsin HEFA Rogers Memorial Hospital Incorporated Series B	5.00	7-1-2044	3,250,000	3,638,180

				29,373,175

Housing Revenue: 17.39%
Wisconsin HEFA Aspirus Wausau Hospital Incorporated Obligated Group Series 2004B (JPMorgan Chase & Company LOC) ø	1.70	8-15-2034	4,000,000	4,000,000
Wisconsin Housing & EDA AMT Series A	4.63	11-1-2037	25,000	25,033
Wisconsin Housing & EDA Madison Pool Project Series A	4.55	7-1-2037	165,000	178,880
Wisconsin Housing & EDA Madison Pool Project Series A	4.70	7-1-2047	2,300,000	2,485,794
Wisconsin Housing & EDA Madison Pool Project Series A	4.85	7-1-2052	3,000,000	3,236,010
Wisconsin Housing & EDA President House Project (Associated Trust Company NA LOC) ø	1.71	8-1-2046	1,535,000	1,535,000
Wisconsin Housing & EDA Series A (FHLB SPA) ø	1.58	4-1-2046	2,985,000	2,985,000
Wisconsin Housing & EDA Series A	1.95	12-1-2020	55,000	55,377
Wisconsin Housing & EDA Series A	3.00	5-1-2022	100,000	103,483
Wisconsin Housing & EDA Series A	3.00	11-1-2022	125,000	130,341
Wisconsin Housing & EDA Series A	3.40	11-1-2032	2,450,000	2,586,980
Wisconsin Housing & EDA Series A	3.95	11-1-2038	2,000,000	2,157,840
Wisconsin Housing & EDA Series A	4.05	12-1-2049	800,000	829,240
Wisconsin Housing & EDA Series A	5.75	11-1-2043	2,835,000	2,861,904
Wisconsin Housing & EDA Series B (FHLB SPA) ø	1.61	5-1-2055	1,550,000	1,550,000
Wisconsin Housing & EDA Series C	3.88	11-1-2035	1,000,000	1,059,960

				25,780,842

Industrial Development Revenue: 2.70%
Appleton WI Recovery Zone Facilities Foremost Farms Project Series 2010 (CoBank ACB LOC) ø	1.66	5-1-2037	4,000,000	4,000,000

Miscellaneous Revenue: 17.42%
Ashwaubenon WI CDA Lease Revenue CAB Brown County Expo Center ¤	0.00	6-1-2049	8,000,000	2,778,160
Ashwaubenon WI CDA Lease Revenue Brown County Expo Center Project	4.00	6-1-2035	900,000	1,034,298
Kaukauna WI RDA	3.75	6-1-2032	850,000	904,579
Kaukauna WI RDA	4.00	6-1-2020	100,000	101,065
Kaukauna WI RDA	4.00	6-1-2021	310,000	321,265

The accompanying notes are an integral part of these financial statements.

Wells Fargo Wisconsin Tax-Free Fund  |  9

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Miscellaneous Revenue (continued)
Kaukauna WI RDA	4.00%	6-1-2022	$235,000	$249,194
Kaukauna WI RDA	4.00	6-1-2023	200,000	216,680
Kaukauna WI RDA	4.00	6-1-2025	425,000	475,817
Kaukauna WI RDA	4.00	6-1-2028	425,000	469,544
Kaukauna WI RDA	4.00	6-1-2035	900,000	973,935
Milwaukee WI RDA Lease Public Schools Series A	5.00	11-15-2026	220,000	268,858
Milwaukee WI RDA Lease Revenue Public Schools	5.00	11-15-2033	750,000	887,985
Milwaukee WI RDA Milwaukee Public Schools	5.00	11-15-2034	675,000	797,573
Milwaukee WI RDA Milwaukee Public Schools	5.00	11-15-2035	1,000,000	1,180,210
Milwaukee WI RDA Milwaukee Public Schools	5.00	11-15-2036	500,000	589,125
Milwaukee WI RDA Milwaukee Public Schools	5.00	11-15-2028	325,000	392,551
Milwaukee WI RDA Milwaukee Public Schools Series A	5.00	11-15-2027	1,020,000	1,237,117
Milwaukee WI RDA Milwaukee Public Schools Series A	5.00	11-15-2028	1,000,000	1,207,850
Milwaukee WI RDA Milwaukee Public Schools Series A	5.00	11-15-2031	750,000	894,705
Milwaukee WI RDA Public Schools Series A	5.00	8-1-2020	1,300,000	1,328,418
Milwaukee WI RDA Public Schools Series A ##	5.00	8-1-2021	3,330,000	3,526,603
Milwaukee WI RDA Revenue Refunding Bond Milwaukee Public Schools (National Insured)	4.00	8-1-2023	925,000	1,009,721
Prairie du Chien WI RDA Series B	1.65	9-1-2020	205,000	205,510
Warrens WI CDA Economic Improvements	5.10	11-1-2020	70,000	68,095
Weston WI CDA Series A	1.50	10-1-2020	500,000	500,330
Weston WI CDA Series A	1.60	10-1-2021	340,000	341,108
Weston WI CDA Series A	1.75	10-1-2022	200,000	201,814
Weston WI CDA Series A	1.90	10-1-2023	800,000	813,872
Weston WI CDA Series A	2.00	10-1-2024	625,000	640,469
Weston WI CDA Series A	2.15	10-1-2025	615,000	636,968
Weston WI CDA Series A	2.25	10-1-2026	940,000	980,448
Weston WI CDA Series A	2.40	10-1-2027	570,000	593,535

				25,827,402

Tax Revenue: 14.87%
Mount Pleasant WI Tax Increment Series 2018A	4.00	4-1-2035	1,295,000	1,461,913
Southeast Wisconsin Professional Baseball Park District Series A (National Insured)	5.50	12-15-2021	2,000,000	2,169,300
Southeast Wisconsin Professional Baseball Park District Series A (National Insured)	5.50	12-15-2023	1,600,000	1,870,704
Southeast Wisconsin Professional Baseball Park District Series A (National Insured) ##	5.50	12-15-2026	2,435,000	3,006,860
Warrens WI CDA Interim Workout Extension	3.70	11-1-2029	155,045	99,463
Wisconsin Center District CAB (AGM Insured) ¤	0.00	12-15-2030	295,000	231,065
Wisconsin Center District CAB Senior Dedicated Milwaukee Arena Project Series A (Build America Mutual Assurance Company Insured) ¤	0.00	12-15-2033	2,985,000	1,977,383
Wisconsin Center District CAB Series A (National Insured) ¤	0.00	12-15-2027	100,000	85,856
Wisconsin Center District Junior Dedicated Bond (AGM Insured)	5.25	12-15-2023	2,150,000	2,355,755
Wisconsin Center District Junior Dedicated Bond (AGM Insured)	5.25	12-15-2027	1,005,000	1,205,769
Wisconsin Center District Junior Dedicated Bond Series A	5.00	12-15-2022	730,000	801,642
Wisconsin Center District Junior Dedicated Bond Series A	5.00	12-15-2030	2,100,000	2,300,256
Wisconsin Center District Milwaukee Arena Project	4.00	12-15-2032	1,100,000	1,229,723
Wisconsin Center District Milwaukee Arena Project	4.00	12-15-2033	920,000	1,026,683
Wisconsin Center District Milwaukee Arena Project	4.00	12-15-2034	2,000,000	2,221,140

				22,043,512

				124,306,898

Total Municipal Obligations (Cost $142,701,252)				148,972,391

Total investments in securities (Cost $142,701,252)	100.49%	148,972,391

Other assets and liabilities, net	(0.49)	(725,561)

Total net assets	100.00%	$148,246,830

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Wisconsin Tax-Free Fund

Portfolio of investments—December 31, 2019 (unaudited)

ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
%%	The security is purchased on a when-issued basis.
##	All or a portion of this security is segregated for when-issued securities.

Abbreviations:

AGM	Assured Guaranty Municipal

Ambac	Ambac Financial Group Incorporated

AMT	Alternative minimum tax

BHAC	Berkshire Hathaway Assurance Corporation

CAB	Capital appreciation bond

CDA	Community Development Authority

EDA	Economic Development Authority

FGIC	Financial Guaranty Insurance Corporation

FHLB	Federal Home Loan Bank

GO	General obligation

HEFA	Health & Educational Facilities Authority

LOC	Letter of credit

National	National Public Finance Guarantee Corporation

PFA	Public Finance Authority

RDA	Redevelopment Authority

TTFA	Transportation Trust Fund Authority

The accompanying notes are an integral part of these financial statements.

Wells Fargo Wisconsin Tax-Free Fund  |  11

Statement of assets and liabilities—December 31, 2019 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $142,701,252)	$148,972,391
Cash	3,096,135
Receivable for Fund shares sold	297,083
Receivable for interest	1,208,816
Prepaid expenses and other assets	40,529

Total assets	153,614,954

Liabilities
Payable for investments purchased	4,888,592
Payable for Fund shares redeemed	369,410
Management fee payable	25,863
Dividends payable	34,728
Administration fees payable	16,858
Distribution fee payable	4,167
Trustees’ fees and expenses payable	4,170
Accrued expenses and other liabilities	24,336

Total liabilities	5,368,124

Total net assets	$148,246,830

Net assets consist of
Paid-in capital	$141,986,995
Total distributable earnings	6,259,835

Total net assets	$148,246,830

Computation of net asset value and offering price per share
Net assets – Class A	$87,049,561
Shares outstanding – Class A1	7,837,211
Net asset value per share – Class A	$11.11
Maximum offering price per share – Class A2	$11.63
Net assets – Class C	$6,411,581
Shares outstanding – Class C1	577,235
Net asset value per share – Class C	$11.11
Net assets – Institutional Class	$54,785,688
Shares outstanding – Institutional Class[1]	4,931,936
Net asset value per share – Institutional Class	$11.11

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Wisconsin Tax-Free Fund

Statement of operations—six months ended December 31, 2019 (unaudited)

Investment income
Interest	$2,159,209

Expenses
Management fee	284,008
Administration fees
Class A	69,713
Class C	5,187
Institutional Class	19,351
Shareholder servicing fees
Class A	108,927
Class C	8,105
Distribution fee
Class C	24,314
Custody and accounting fees	2,070
Professional fees	27,127
Registration fees	51,182
Shareholder report expenses	9,187
Trustees’ fees and expenses	10,804
Other fees and expenses	4,268

Total expenses	624,243
Less: Fee waivers and/or expense reimbursements
Fund-level	(126,444)
Class A	(18,959)
Class C	(1,398)

Net expenses	477,442

Net investment income	1,681,767

Realized and unrealized gains (losses) on investments
Net realized gains on investments	86,672
Net change in unrealized gains (losses) on investments	769,428

Net realized and unrealized gains (losses) on investments	856,100

Net increase in net assets resulting from operations	$2,537,867

The accompanying notes are an integral part of these financial statements.

Wells Fargo Wisconsin Tax-Free Fund  |  13

Statement of changes in net assets

	Six months ended December 31, 2019 (unaudited)		Year ended June 30, 2019

Operations
Net investment income		$1,681,767		$3,516,403
Net realized gains on investments		86,672		126,558
Net change in unrealized gains (losses) on investments		769,428		3,483,261

Net increase in net assets resulting from operations		2,537,867		7,126,222

Distributions to shareholders from net investment income and net realized gains
Class A		(1,056,451)		(2,238,227)
Class C		(54,166)		(143,110)
Institutional Class		(631,179)		(1,134,640)

Total distributions to shareholders		(1,741,796)		(3,515,977)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	846,822	9,415,293	1,158,956	12,526,702
Class C	49,899	555,310	74,617	800,958
Institutional Class	1,165,754	12,949,445	1,478,452	15,865,780

		22,920,048		29,193,440

Reinvestment of distributions
Class A	80,601	896,420	172,502	1,862,955
Class C	4,831	53,725	13,234	142,770
Institutional Class	54,843	609,929	104,377	1,127,881

		1,560,074		3,133,606

Payment for shares redeemed
Class A	(780,748)	(8,684,872)	(1,815,160)	(19,476,467)
Class C	(83,011)	(923,831)	(236,996)	(2,549,096)
Institutional Class	(270,788)	(3,010,170)	(969,212)	(10,399,087)

		(12,618,873)		(32,424,650)

Net increase (decrease) in net assets resulting from capital share transactions		11,861,249		(97,604)

Total increase in net assets		12,657,320		3,512,641

Net assets
Beginning of period		135,589,510		132,076,869

End of period		$148,246,830		$135,589,510

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Wisconsin Tax-Free Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2019 (unaudited)	Year ended June 30
CLASS A		2019	2018	2017	2016	2015
Net asset value, beginning of period	$11.04	$10.74	$10.83	$11.16	$10.83	$10.96
Net investment income	0.13	0.29	0.28	0.26	0.25	0.24
Net realized and unrealized gains (losses) on investments	0.07	0.30	(0.09)	(0.32)	0.33	(0.02)

Total from investment operations	0.20	0.59	0.19	(0.06)	0.58	0.22
Distributions to shareholders from
Net investment income	(0.13)	(0.29)	(0.28)	(0.26)	(0.25)	(0.24)
Net realized gains	(0.00)[1]	0.00	0.00	(0.01)	(0.00)[1]	(0.11)

Total distributions to shareholders	(0.13)	(0.29)	(0.28)	(0.27)	(0.25)	(0.35)
Net asset value, end of period	$11.11	$11.04	$10.74	$10.83	$11.16	$10.83
Total return[2]	1.87%	5.56%	1.76%	(0.48)%	5.44%	2.07%
Ratios to average net assets (annualized)
Gross expenses	0.96%	0.94%	0.88%	0.93%	0.94%	0.90%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	2.34%	2.66%	2.57%	2.41%	2.26%	2.22%
Supplemental data
Portfolio turnover rate	9%	8%	11%	27%	16%	28%
Net assets, end of period (000s omitted)	$87,050	$84,924	$87,790	$131,518	$160,480	$23,824

[1]	Amount is less than $0.005.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Wisconsin Tax-Free Fund  |  15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2019 (unaudited)	Year ended June 30
CLASS C		2019	2018	2017	2016	2015
Net asset value, beginning of period	$11.04	$10.74	$10.83	$11.16	$10.83	$10.96
Net investment income	0.09	0.21	0.20	0.18	0.17	0.16
Net realized and unrealized gains (losses) on investments	0.07	0.30	(0.09)	(0.32)	0.33	(0.02)

Total from investment operations	0.16	0.51	0.11	(0.14)	0.50	0.14
Distributions to shareholders from
Net investment income	(0.09)	(0.21)	(0.20)	(0.18)	(0.17)	(0.16)
Net realized gains	(0.00)[1]	0.00	0.00	(0.01)	(0.00)[1]	(0.11)

Total distributions to shareholders	(0.09)	(0.21)	(0.20)	(0.19)	(0.17)	(0.27)
Net asset value, end of period	$11.11	$11.04	$10.74	$10.83	$11.16	$10.83
Total return[2]	1.48%	4.78%	1.01%	(1.22)%	4.66%	1.31%
Ratios to average net assets (annualized)
Gross expenses	1.71%	1.69%	1.63%	1.68%	1.68%	1.65%
Net expenses	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%
Net investment income	1.59%	1.92%	1.83%	1.67%	1.52%	1.47%
Supplemental data
Portfolio turnover rate	9%	8%	11%	27%	16%	28%
Net assets, end of period (000s omitted)	$6,412	$6,687	$8,105	$9,449	$10,949	$10,923

[1]	Amount is less than $0.005.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Wisconsin Tax-Free Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2019 (unaudited)	Year ended June 30
INSTITUTIONAL CLASS		2019	2018	2017[1]
Net asset value, beginning of period	$11.04	$10.74	$10.83	$10.99
Net investment income	0.14	0.31	0.30	0.20
Net realized and unrealized gains (losses) on investments	0.07	0.30	(0.09)	(0.15)

Total from investment operations	0.21	0.61	0.21	0.05
Distributions to shareholders from
Net investment income	(0.14)	(0.31)	(0.30)	(0.20)
Net realized gains	(0.00)[2]	0.00	0.00	(0.01)

Total distributions to shareholders	(0.14)	(0.31)	(0.30)	(0.21)
Net asset value, end of period	$11.11	$11.04	$10.74	$10.83
Total return[3]	1.96%	5.75%	1.95%	0.44%
Ratios to average net assets (annualized)
Gross expenses	0.63%	0.61%	0.55%	0.54%
Net expenses	0.52%	0.52%	0.52%	0.52%
Net investment income	2.52%	2.85%	2.79%	2.74%
Supplemental data
Portfolio turnover rate	9%	8%	11%	27%
Net assets, end of period (000s omitted)	$54,786	$43,978	$36,181	$13,573

[1]	For the period from October 31, 2016 (commencement of class operations) to June 30, 2017

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Wisconsin Tax-Free Fund  |  17

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Wisconsin Tax-Free Fund (the “Fund”) which is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.

18  |  Wells Fargo Wisconsin Tax-Free Fund

Notes to financial statements (unaudited)

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2019, the aggregate cost of all investments for federal income tax purposes was $142,700,767 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$6,291,507

Gross unrealized losses	(19,883)

Net unrealized gains	$6,271,624

As of June 30, 2019, the Fund had capital loss carryforwards which consisted of $28,128 in short-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Wells Fargo Wisconsin Tax-Free Fund  |  19

Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Municipal obligations	$0	$148,972,391	$0	$148,972,391

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended December 31, 2019, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $500 million	0.400%

Next $500 million	0.375

Next $2 billion	0.350

Next $2 billion	0.325

Next $5 billion	0.290

Over $10 billion	0.280

For the six months ended December 31, 2019, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.16%

Institutional Class	0.08

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied

20  |  Wells Fargo Wisconsin Tax-Free Fund

Notes to financial statements (unaudited)

against class specific expenses before fund-level expenses. Funds Management has committed through October 31, 2020 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.70% for Class A shares, 1.45% for Class C shares, and 0.52% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2019, Funds Distributor received $1,447 from the sale of Class A shares and $66 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the six months ended December 31, 2019.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $8,535,000 and $0 in interfund purchases and sales, respectively, during the six months ended December 31, 2019.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2019 were $11,215,102 and $15,414,470, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended December 31, 2019, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territory of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Wells Fargo Wisconsin Tax-Free Fund  |  21

Notes to financial statements (unaudited)

9. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

In March 2017, FASB issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08

shortens the amortization period for certain callable debt securities held at a premium and requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount and discounts will continue to be accreted to the maturity date of the security. ASU 2017-08 is effective for fiscal years beginning after December 15, 2018 and for interim periods within those fiscal years. During the current reporting period, management of the Fund adopted the change in accounting policy which did not have a material impact to the Fund’s financial statements.

22  |  Wells Fargo Wisconsin Tax-Free Fund

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo Wisconsin Tax-Free Fund  |  23

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 149 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

24  |  Wells Fargo Wisconsin Tax-Free Fund

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock[3] (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo Wisconsin Tax-Free Fund  |  25

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Michelle Rhee[4] (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy[5] (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 64 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 85 funds and Assistant Treasurer of 64 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

[3]	Pamela Wheelock was re-appointed to the Board effective January 1, 2020.

[4]	Michelle Rhee became Chief Legal Officer effective October 22, 2019.

[5]	Catherine Kennedy became Secretary effective October 22, 2019.

26  |  Wells Fargo Wisconsin Tax-Free Fund

Appendix (unaudited)

Effective on or about May 1, 2020, if you purchase Fund shares through a Janney Montgomery Scott LLC (“Janney”) brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end sales charge* waivers on Class A shares available at Janney

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

Shares acquired through a right of reinstatement.

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
CDSC waivers on Class A and Class C shares available at Janney

Shares sold upon the death or disability of the shareholder.

Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

Shares purchased in connection with a return of excess contributions from an IRA account.

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

Shares acquired through a right of reinstatement.

Shares exchanged into the same share class of a different fund.
Front-end sales charge* discounts available at Janney; breakpoints, rights of accumulation and/or letters of intent

Breakpoints as described in the Fund’s Prospectus.

Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

*	Also referred to as an “initial sales charge.”

Wells Fargo Wisconsin Tax-Free Fund  |  27

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved.

PAR-0120-02399 02-20

SA259/SAR259 12-19

Semi-Annual Report

December 31, 2019

Wells Fargo

Pennsylvania Tax-Free Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Pennsylvania Tax-Free Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“After periods of volatility, investors regrouped midway through the year, sentiment turned positive, and U.S. equity markets advanced in July.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Pennsylvania Tax-Free Fund for the six-month period that ended December 31, 2019. Despite periods of market volatility, the year was strongly positive for financial markets as supportive central banks more than offset concerns over slowing global economic growth and international trade tensions.

Overall, both fixed-income and equity investors enjoyed healthy returns. For the period, U.S. stocks, based on the S&P 500 Index,1 gained 10.92% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 6.96%. The MSCI EM Index (Net)3 gained 7.09%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 2.45%, the Bloomberg Barclays Global Aggregate ex-USD Index5 returned 0.09%, the Bloomberg Barclays Municipal Bond Index6 gained 2.32%, and the ICE BofA U.S. High Yield Index7 added 3.86%.

Sentiment turned positive, driven by central bank support.

After periods of volatility, investors regrouped midway through the year, sentiment turned positive, and U.S. equity markets advanced in July. The gains, primarily driven by geopolitical and monetary policy events, pushed equity markets to new highs. European Central Bank President Mario Draghi indicated the bank was ready to cut rates or buy more assets to prop up inflation if needed. President Trump backed off of tariff threats against Mexico and China. The U.S. Federal Reserve (Fed) implemented a 0.25% federal funds rate cut in July.

Throughout the summer, U.S.-China trade tensions simmered. Major U.S. stock market indices closed July with the worst weekly results of the year. Bond prices gained as Treasury yields fell to multiyear lows, and the yield curve inverted at multiple points along the 30-year arc.

Evidence of a continued global economic slowdown mounted, and central banks in China, New Zealand, and Thailand cut interest rates. Industrial and manufacturing data declined in China, Canada, Japan, and Germany. Adding to global uncertainty, Italy’s prime minister resigned, many feared a crackdown in Hong Kong as protestors sustained their calls for reform, and Boris Johnson planned to suspend Parliament as Brexit’s deadline neared.

In the U.S., the Fed cut interest rates a second time in September. U.S. manufacturing data disappointed investors. The U.S. Congress announced it would pursue an impeachment investigation of President Trump. Meanwhile, the Brexit impasse showed no signs of resolution. Officials in China warned of the negative economic impact of tariffs and trade restrictions. Although the S&P 500 Index finished the third quarter with the best year-to-date returns in more than 20 years, concerns about future returns remained.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2020. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Pennsylvania Tax-Free Fund

Letter to shareholders (unaudited)

The fourth quarter started on a strong note, with a relaxing of U.S.-China trade tensions in October along with renewed optimism for a U.K. Brexit deal and positive macroeconomic data. The initial estimate of U.S. third-quarter gross domestic product growth was a 1.9% annualized rate, while the U.S. unemployment rate fell to a 50-year low of 3.5% in September. However, despite resilience among U.S. consumers, business confidence declined while manufacturing activity contracted. Concerned with a potential economic slowdown, the Fed lowered interest rates another quarter point in late October, its third rate cut in four months. This helped push the S&P 500 Index to a new all-time high, while emerging market equities rallied and global bonds declined overall, reflecting a broad pickup in risk appetite.

Equity markets continued to rally in November despite ongoing geopolitical risks. Hopes for a U.S.-China trade deal buoyed investor confidence. U.S. business sentiment improved slightly, and manufacturing and services activity picked up. Throughout the month, central bank actions were on hold. With that positive backdrop, developed market equities outpaced those in emerging markets, and U.S. stocks outperformed non-U.S. stocks overall. While consumer confidence and purchasing manager activity rose in the eurozone, China reported weakening manufacturing and consumer data. Bond yields rose marginally, leading to slightly negative returns for global government and investment-grade corporate bonds.

Financial markets ended the year on a strong note, with the U.S. and China reaching a Phase One trade deal, with some details to be worked out. That, along with the landslide election win by the pro-Brexit U.K. Conservative Party and ongoing central bank support, gave investors a greater sense of certainty. U.S. economic indicators were broadly positive, with the exception of manufacturing activity and business confidence. Consumer confidence was resilient, fed by a robust labor market, tame inflation, and lower interest rates, which boosted housing affordability and homebuyer activity. The impeachment of U.S. President Donald Trump, while historically noteworthy, had little impact on markets. Meanwhile, slowing Chinese economic activity, due in part to the trade war, led to further government stimulus at year-end through lower reserve ratios, allowing banks to lend more money.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“Financial markets ended the year on a strong note, with the U.S. and China reaching a Phase One trade deal”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Pennsylvania Tax-Free Fund  |  3

Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax and Pennsylvania individual income tax.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Bruce R. Johns

Robert J. Miller

Average annual total returns (%) as of December 31, 20191

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]

Class A (EKVAX)	12-27-1990	1.75	2.21	4.00	6.55	3.16	4.48	0.95	0.74

Class C (EKVCX)	2-1-1993	4.76	2.39	3.70	5.76	2.39	3.70	1.70	1.49

Institutional Class (EKVYX)	11-24-1997	–	–	–	6.82	3.42	4.74	0.62	0.49

Bloomberg Barclays Municipal Bond Index[4]	–	–	–	–	7.54	3.53	4.34	–	–

Bloomberg Barclays Pennsylvania Municipal Bond Index[5]	–	–	–	–	8.24	3.86	4.55	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to Pennsylvania municipal securities risk and high-yield securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

4  |  Wells Fargo Pennsylvania Tax-Free Fund

Performance highlights (unaudited)

Effective maturity distribution as of December 31, 2019[6]

Credit quality as of December 31, 2019[7]

[1]	Historical performance shown prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen Pennsylvania Municipal Bond Fund.

[2]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]

The manager has contractually committed through October 31, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.74% for Class A, 1.49% for Class C, and 0.49% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Pennsylvania Municipal Bond Index is a Pennsylvania-specific total return index. The index is composed of Pennsylvania bonds. The bonds are all investment-grade, fixed-rate, long-term maturities (greater than two years) and are selected from issues larger than $50 million dated since January 1984. Bonds are added to the index and weighted and updated monthly, with a one-month lag. You cannot invest directly in an index.

[6]	Amounts are calculated based on the long-term total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[7]

The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/ or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

Wells Fargo Pennsylvania Tax-Free Fund  |  5

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2019 to December 31, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2019	Ending account value 12-31-2019	Expenses paid during the period¹	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,018.41	$3.75	0.74%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.76	0.74%

Class C

Actual	$1,000.00	$1,014.59	$7.55	1.49%

Hypothetical (5% return before expenses)	$1,000.00	$1,017.65	$7.56	1.49%

Institutional Class

Actual	$1,000.00	$1,019.69	$2.49	0.49%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.67	$2.49	0.49%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Wells Fargo Pennsylvania Tax-Free Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal Obligations: 99.39%

Florida: 0.76%

Industrial Development Revenue: 0.76%
Jacksonville FL Economic Development AMT Metropolitan Parking Solutions Project (ACA Insured)	5.50%	10-1-2030	$1,000,000	$1,002,400

Guam: 0.50%

Airport Revenue: 0.50%
Guam Port Authority AMT Series B	5.00	7-1-2032	550,000	658,438

Illinois: 0.81%

Miscellaneous Revenue: 0.81%
Illinois Series 2017D	5.00	11-1-2022	1,000,000	1,079,420

Pennsylvania: 97.32%

Airport Revenue: 1.30%
Philadelphia PA Airport Refunding Bond AMT Series A	5.00	6-15-2030	1,500,000	1,729,035

Education Revenue: 26.31%
Allegheny County PA Higher Education Building Authority Refunding Bond Duquesne University of The Holy Spirit Series A	5.00	3-1-2029	1,135,000	1,313,683
Chester County PA IDA Avon Grove Charter School Project Refunding Bond Series A	5.00	12-15-2047	1,160,000	1,295,558
Chester County PA IDA Collegium Charter School Project Refunding Bond Series A	5.00	10-15-2022	1,065,000	1,098,004
Chester County PA IDA Collegium Charter School Project Series A	5.13	10-15-2037	1,000,000	1,083,540
Chester County PA IDA Renaissance Academy Charter School Project	3.75	10-1-2024	600,000	623,160
Delaware County PA IDA Chester Community Charter School Series A	5.00	8-15-2020	635,000	633,482
General Authority of South Central Pennsylvania Association of Independent Colleges & Universities	6.00	11-1-2031	2,500,000	2,658,925
Lycoming County PA Authority Pennsylvania College of Technology	5.50	7-1-2026	3,000,000	3,181,230
Montgomery County PA Higher Education & Health Authority Refunding Bond Arcadia University	5.00	4-1-2030	1,500,000	1,686,255
North Eastern PA Hospital & Education Authority Refunding Bond Wilkes University Project Series B	5.25	3-1-2037	1,000,000	1,126,950
Pennsylvania HEFAR Shippensburg University Project	6.00	10-1-2031	1,500,000	1,626,345
Pennsylvania HEFAR Temple University First Series	5.00	4-1-2032	1,000,000	1,070,930
Pennsylvania Public School Building Authority Northampton County Area Community College Project	5.50	3-1-2031	5,000,000	5,220,350
Pennsylvania Public School Building Authority Northampton County Area Community College Project Series A (BAM Insured)	5.00	6-15-2027	1,610,000	1,742,954
Pennsylvania State University Refunding Bond Series B	5.00	9-1-2034	2,175,000	2,627,531
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A	7.00	6-15-2033	1,000,000	1,155,080
Philadelphia PA IDA Global Leadership Academy Project	5.13	11-15-2020	270,000	274,328
Philadelphia PA IDA Global Leadership Academy Project	5.75	11-15-2030	1,000,000	1,019,080
Philadelphia PA IDA Independence Charter School Project	5.00	6-15-2039	250,000	265,190
Philadelphia PA IDA La Salle University	5.00	5-1-2036	1,355,000	1,514,782
Philadelphia PA IDA Tacony Academy Charter School Project	6.88	6-15-2033	1,000,000	1,108,420
Philadelphia PA IDA Temple University 1st Series 2016	5.00	4-1-2029	1,000,000	1,163,330
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project	7.50	5-1-2031	1,285,000	1,356,009

				34,845,116

The accompanying notes are an integral part of these financial statements.

Wells Fargo Pennsylvania Tax-Free Fund  |  7

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO Revenue: 18.07%
Allegheny County PA Shaler Area School District (BAM Insured)	5.00%	9-1-2038	$1,000,000	$1,232,360
Armstrong PA School District Series A (BAM Insured)	4.00	3-15-2041	1,000,000	1,112,860
Central Dauphin PA School District	5.00	2-1-2037	2,075,000	2,388,304
Downingtown PA Area School District Series C	5.00	8-1-2032	1,000,000	1,216,190
Erie PA City School District Limited Tax Series A (AGM Insured)	5.00	4-1-2034	515,000	634,526
North Allegheny PA School District	5.00	5-1-2030	100,000	128,281
North Allegheny PA School District	5.00	5-1-2031	290,000	369,364
Octorara PA Area School District (AGM Insured) %%	4.00	4-1-2031	650,000	754,247
Penn-Delco PA School District	4.00	6-1-2045	1,000,000	1,069,850
Philadelphia PA Refunding Bond Series A	5.25	7-15-2033	1,500,000	1,690,620
Philadelphia PA School District Refunding Bond Series A (AGM/FGIC Insured)	5.00	6-1-2024	1,415,000	1,594,181
Philadelphia PA School District Refunding Bond Series C	5.00	9-1-2021	1,395,000	1,479,760
Philadelphia PA School District Series B	5.00	9-1-2043	1,235,000	1,460,832
Philadelphia PA Series A	5.00	8-1-2036	1,250,000	1,498,975
Pittsburgh PA (BAM Insured)	5.00	9-1-2030	500,000	573,825
Pittsburgh PA Moon Area School District Series A	5.00	11-15-2029	1,445,000	1,647,676
Reading PA School District Series A (AGM Insured)	5.00	2-1-2033	1,500,000	1,725,315
West Mifflin PA Area School District (AGM Insured)	5.00	4-1-2028	1,000,000	1,180,230
West Shore PA School District	5.00	11-15-2048	1,500,000	1,753,260
Wilkes-Barre School District Luzerne County PA Series 2019 (BAM Insured)	5.00	4-15-2027	100,000	121,878
Wilkes-Barre School District Luzerne County PA Series 2019 (BAM Insured)	5.00	4-15-2028	120,000	148,688
Wilkes-Barre School District Luzerne County PA Series 2019 (BAM Insured)	5.00	4-15-2029	50,000	62,933
Wilkes-Barre School District Luzerne County PA Series 2019 (BAM Insured)	5.00	4-15-2030	70,000	87,615

				23,931,770

Health Revenue: 13.22%
Allegheny County PA Hospital Development Authority Health Center Series B (National Insured)	6.00	7-1-2027	1,800,000	2,350,296
Allegheny County PA Hospital Development Authority Series A	4.00	7-15-2035	1,000,000	1,129,430
Berks County PA IDA Tower Health Project	5.00	11-1-2037	1,930,000	2,235,249
Bucks County PA IDA St. Lukes University Health Network	4.00	8-15-2050	400,000	426,460
Cumberland County PA Municipal Authority Diakon Lutheran Ministries Project	5.00	1-1-2028	2,090,000	2,340,110
Dauphin County PA General Authority Pinnacle Health System Project	5.00	6-1-2042	500,000	534,375
Dauphin County PA General Authority Pinnacle Health System Project Series A	5.00	6-1-2035	1,000,000	1,172,890
Doylestown PA Hospital Authority Doylestown Hospital Series A	5.00	7-1-2049	250,000	286,465
East Hempfield Township PA IDA Willow Valley Communities Project Refunding Bond	5.00	12-1-2028	450,000	526,973
East Hempfield Township PA IDA Willow Valley Communities Project Refunding Bond	5.00	12-1-2029	375,000	437,501
Lancaster County PA Hospital Authority Healthcare Facilities Moravian Manors Incorporated Project ##	2.88	12-15-2023	500,000	500,100
Montgomery County PA IDA Jefferson Health System Series A	5.00	10-1-2027	1,000,000	1,073,910
Montgomery County PA IDA Waverly Heights Limited Project	5.00	12-1-2049	1,000,000	1,146,240
Northampton County PA St. Luke’s Hospital of Bethlehem Series A	5.00	8-15-2033	1,435,000	1,578,170
Pennsylvania Higher Educational University Pennsylvania Health System Series A	5.00	8-15-2047	1,500,000	1,766,085

				17,504,254

Housing Revenue: 0.76%
Chester County PA IDA University Student Housing LLC Project Series A	5.00	8-1-2030	555,000	602,675
Pennsylvania Housing Finance Agency Single-Family Mortgage Revenue Series 112	5.00	4-1-2028	395,000	403,647

				1,006,322

The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Pennsylvania Tax-Free Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue: 18.95%
Delaware County PA Authority Neumann University Refunding Bond	5.00%	10-1-2031	$1,500,000	$1,679,355
Delaware County PA Vocational & Technical School Authority (BAM Insured)	5.25	11-1-2033	1,000,000	1,122,840
Delaware Valley PA Regional Finance Authority Local Government Series A (Ambac Insured)	5.50	8-1-2028	4,390,000	5,579,207
Pennsylvania Certificate of Participation Series A	5.00	7-1-2038	1,000,000	1,199,770
Pennsylvania Financing Authority Pennsylvania Hills Project CAB Series B (National Insured) ¤	0.00	12-1-2022	1,200,000	1,135,344
Pennsylvania Financing Authority Pennsylvania Hills Project CAB Series B (National Insured) ¤	0.00	12-1-2023	3,790,000	3,507,910
Pennsylvania Public School Building Authority Chester Upland School District Project Series B	5.25	9-15-2030	540,000	660,555
Pennsylvania Public School Building Authority Chester Upland School District Project Series C (AGM Insured)	5.00	9-15-2026	875,000	922,058
Pennsylvania Public School Building Authority Series B-2 (BAM Insured)	5.00	12-1-2027	1,010,000	1,166,146
Pennsylvania Turnpike Commission Series A (AGM Insured)	5.25	7-15-2021	2,000,000	2,128,060
Philadelphia PA IDA City Agreement Green Bond Museum Art Energy Saving Program Series A	5.00	2-15-2038	785,000	934,409
Philadelphia PA IDA Refunding Bond Cultural & Commercial Corridors Program Series A	5.00	12-1-2028	2,500,000	2,950,575
Southeastern Pennsylvania Transportation Authority	5.00	6-1-2028	2,000,000	2,108,900

				25,095,129

Tax Revenue: 4.69%
Allegheny County PA Port Authority Refunding Bond	5.75	3-1-2029	3,000,000	3,155,430
Pittsburgh & Allegheny Counties PA Sports & Exhibition Authority (AGM Insured)	5.00	2-1-2031	3,000,000	3,058,560

				6,213,990

Transportation Revenue: 6.79%
Delaware River PA Joint Toll Bridge Commission	5.00	7-1-2042	580,000	695,490
Lancaster PA Parking Authority Series A (BAM Insured)	4.00	9-1-2038	1,000,000	1,100,800
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,000,000	1,188,260
Pennsylvania Turnpike Commission Series A-2	5.00	12-1-2048	2,000,000	2,406,280
Pennsylvania Turnpike Commission Subordinate Bond Series A	5.50	12-1-2042	3,000,000	3,596,490

				8,987,320

Water & Sewer Revenue: 7.23%
Capital Region Pennsylvania Water & Sewer System Refunding Bond	5.00	7-15-2037	1,000,000	1,191,530
Lehigh County PA General Purpose Authority CAB Allentown Project ¤	0.00	12-1-2030	2,000,000	1,515,200
Luzerne County PA IDA Revenue Refunding Bonds AMT Pennsylvania American Water Company Project	2.45	12-1-2039	500,000	502,785
McKeesport PA Municipal Authority (AGM Insured)	5.50	12-15-2027	1,200,000	1,301,580
Pennsylvania Commonwealth Financing Authority Refunding Bond Series B	5.00	6-1-2031	250,000	322,845
Pennsylvania Commonwealth Financing Authority Series B	5.00	6-1-2026	1,000,000	1,081,510
Philadelphia PA Water & Wastewater Refunding Bond	5.00	10-1-2030	1,000,000	1,203,900
Philadelphia PA Water & Wastewater Refunding Bond Series A	5.00	10-1-2038	2,000,000	2,452,800

				9,572,150

				128,885,086

Total Municipal Obligations (Cost $123,112,654)				131,625,344

The accompanying notes are an integral part of these financial statements.

Wells Fargo Pennsylvania Tax-Free Fund  |  9

Portfolio of investments—December 31, 2019 (unaudited)

	Yield	Shares	Value
Short-Term Investments: 0.20%

Investment Companies: 0.20%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)##	1.45%	257,174	$257,276

Total Short-Term Investments (Cost $257,276)			257,276

Total investments in securities (Cost $123,369,930)	99.59%	131,882,620

Other assets and liabilities, net	0.41	549,319

Total net assets	100.00%	$132,431,939

%%	The security is purchased on a when-issued basis.
##	All or a portion of this security is segregated for when-issued securities.
¤	The security is issued in zero coupon form with no periodic interest payments.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ACA	ACA Financial Guaranty Corporation

AGM	Assured Guaranty Municipal

Ambac	Ambac Financial Group Incorporated

AMT	Alternative minimum tax

BAM	Build America Mutual Assurance Company

CAB	Capital appreciation bond

FGIC	Financial Guaranty Insurance Corporation

GO	General obligation

HEFAR	Higher Education Facilities Authority Revenue

IDA	Industrial Development Authority

National	National Public Finance Guarantee Corporation

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of priod	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Fund Institutional Class	928,745	8,534,438	(9,206,009)	257,174	$(91)	$(2)	$4,954	$257,276	0.20%

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Pennsylvania Tax-Free Fund

Statement of assets and liabilities—December 31, 2019 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $123,112,654)	$131,625,344
Investments in affiliated securities, at value (cost $257,276)	257,276
Receivable for Fund shares sold	55,757
Receivable for interest	1,523,249
Prepaid expenses and other assets	14,631

Total assets	133,476,257

Liabilities
Payable for investments purchased	750,094
Payable for Fund shares redeemed	73,665
Management fee payable	25,407
Dividends payable	143,330
Administration fees payable	12,721
Distribution fee payable	5,734
Trustees’ fees and expenses payable	4,219
Accrued expenses and other liabilities	29,148

Total liabilities	1,044,318

Total net assets	$132,431,939

Net assets consist of
Paid-in capital	$124,378,364
Total distributable earnings	8,053,575

Total net assets	$132,431,939

Computation of net asset value and offering price per share
Net assets – Class A	$40,740,384
Shares outstanding – Class A1	3,447,039
Net asset value per share – Class A	$11.82
Maximum offering price per share – Class A2	$12.38
Net assets – Class C	$8,780,240
Shares outstanding – Class C1	744,202
Net asset value per share – Class C	$11.80
Net assets – Institutional Class	$82,911,315
Shares outstanding – Institutional Class[1]	7,014,798
Net asset value per share – Institutional Class	$11.82

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Pennsylvania Tax-Free Fund  |  11

Statement of operations—six months ended December 31, 2019 (unaudited)

Investment income
Interest	$2,571,146
Income from affiliated securities	4,954

Total investment income	2,576,100

Expenses
Management fee	267,363
Administration fees
Class A	33,224
Class C	7,126
Institutional Class	33,298
Shareholder servicing fees
Class A	51,912
Class C	11,135
Distribution fee
Class C	33,365
Custody and accounting fees	6,471
Professional fees	25,954
Registration fees	47,284
Shareholder report expenses	10,889
Trustees’ fees and expenses	10,804
Other fees and expenses	5,733

Total expenses	544,558
Less: Fee waivers and/or expense reimbursements
Fund-level	(120,933)

Net expenses	423,625

Net investment income	2,152,475

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	54,043
Affiliated securities	(91)

Net realized gains on investments	53,952

Net change in unrealized gains (losses) on
Unaffiliated securities	217,079
Affiliated securities	(2)

Net change in unrealized gains (losses) on investments	217,077

Net realized and unrealized gains (losses) on investments	271,029

Net increase in net assets resulting from operations	$2,423,504

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Pennsylvania Tax-Free Fund

Statement of changes in net assets

	Six months ended December 31, 2019 (unaudited)		Year ended June 30, 2019

Operations
Net investment income		$2,152,475		$4,173,389
Net realized gains on investments		53,952		922,543
Net change in unrealized gains (losses) on investments		217,077		2,670,920

Net increase in net assets resulting from operations		2,423,504		7,766,852

Distributions to shareholders from
Net investment income and net realized gains
Class A		(614,246)		(1,201,265)
Class C		(98,277)		(249,698)
Institutional Class		(1,336,025)		(2,668,988)
Tax basis return of capital
Class A		0		(93,277)
Class C		0		(25,736)
Institutional Class		0		(191,507)

Total distributions to shareholders		(2,048,548)		(4,430,471)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	154,555	1,831,923	523,363	6,021,000
Class C	81,842	969,752	72,566	834,358
Institutional Class	653,220	7,739,103	483,892	5,555,083

		10,540,778		12,410,441

Reinvestment of distributions
Class A	47,795	566,985	104,956	1,208,144
Class C	7,830	92,735	22,977	263,459
Institutional Class	44,777	531,161	94,002	1,081,975

		1,190,881		2,553,578

Payment for shares redeemed
Class A	(256,170)	(3,036,760)	(670,936)	(7,708,019)
Class C	(90,821)	(1,076,088)	(523,498)	(5,993,137)
Institutional Class	(397,574)	(4,712,721)	(1,589,650)	(18,215,765)

		(8,825,569)		(31,916,921)

Net increase (decrease) in net assets resulting from capital share transactions		2,906,090		(16,952,902)

Total increase (decrease) in net assets		3,281,046		(13,616,521)

Net assets
Beginning of period		129,150,893		142,767,414

End of period		$132,431,939		$129,150,893

The accompanying notes are an integral part of these financial statements.

Wells Fargo Pennsylvania Tax-Free Fund  |  13

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2019 (unaudited)	Year ended June 30
CLASS A		2019	2018	2017	2016	2015
Net asset value, beginning of period	$11.78	$11.48	$11.67	$12.13	$11.75	$11.65
Net investment income	0.19	0.35	0.38	0.36	0.38	0.42
Net realized and unrealized gains (losses) on investments	0.03	0.32	(0.19)	(0.46)	0.38	0.09

Total from investment operations	0.22	0.67	0.19	(0.10)	0.76	0.51
Distributions to shareholders from
Net investment income	(0.18)	(0.34)	(0.38)	(0.36)	(0.38)	(0.41)
Tax basis return of capital	0.00	(0.03)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.18)	(0.37)	(0.38)	(0.36)	(0.38)	(0.41)
Net asset value, end of period	$11.82	$11.78	$11.48	$11.67	$12.13	$11.75
Total return[1]	1.84%	6.00%	1.62%	(0.83)%	6.62%	4.44%
Ratios to average net assets (annualized)
Gross expenses	0.97%	0.96%	0.91%	0.90%	0.90%	0.90%
Net expenses	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Net investment income	3.10%	3.07%	3.25%	3.02%	3.23%	3.54%
Supplemental data
Portfolio turnover rate	2%	9%	10%	20%	13%	15%
Net assets, end of period (000s omitted)	$40,740	$41,255	$40,664	$45,381	$55,352	$47,323

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Pennsylvania Tax-Free Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2019 (unaudited)	Year ended June 30
CLASS C		2019	2018	2017	2016	2015
Net asset value, beginning of period	$11.76	$11.45	$11.65	$12.11	$11.73	$11.63
Net investment income	0.15	0.26 [1]	0.29 [1]	0.27 [1]	0.29 [1]	0.33
Net realized and unrealized gains (losses) on investments	0.02	0.34	(0.20)	(0.46)	0.38	0.09

Total from investment operations	0.17	0.60	0.09	(0.19)	0.67	0.42
Distributions to shareholders from
Net investment income	(0.13)	(0.26)	(0.29)	(0.27)	(0.29)	(0.32)
Tax basis return of capital	0.00	(0.03)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.13)	(0.29)	(0.29)	(0.27)	(0.29)	(0.32)
Net asset value, end of period	$11.80	$11.76	$11.45	$11.65	$12.11	$11.73
Total return[2]	1.46%	5.31%	0.77%	(1.58)%	5.83%	3.66%
Ratios to average net assets (annualized)
Gross expenses	1.72%	1.70%	1.66%	1.65%	1.65%	1.65%
Net expenses	1.49%	1.49%	1.49%	1.49%	1.49%	1.49%
Net investment income	2.46%	2.32%	2.50%	2.27%	2.46%	2.78%
Supplemental data
Portfolio turnover rate	2%	9%	10%	20%	13%	15%
Net assets, end of period (000s omitted)	$8,780	$8,768	$13,440	$16,323	$19,493	$13,062

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Pennsylvania Tax-Free Fund  |  15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2019 (unaudited)	Year ended June 30
INSTITUTIONAL CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$11.78	$11.48	$11.67	$12.13	$11.75	$11.65
Net investment income	0.20	0.38	0.40	0.39 [1]	0.41 [1]	0.44
Net realized and unrealized gains (losses) on investments	0.03	0.32	(0.18)	(0.46)	0.38	0.10

Total from investment operations	0.23	0.70	0.22	(0.07)	0.79	0.54
Distributions to shareholders from
Net investment income	(0.19)	(0.37)	(0.41)	(0.39)	(0.41)	(0.44)
Tax basis return of capital	0.00	(0.03)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.19)	(0.40)	(0.41)	(0.39)	(0.41)	(0.44)
Net asset value, end of period	$11.82	$11.78	$11.48	$11.67	$12.13	$11.75
Total return[2]	1.97%	6.27%	1.88%	(0.58)%	6.88%	4.70%
Ratios to average net assets (annualized)
Gross expenses	0.64%	0.62%	0.58%	0.57%	0.57%	0.57%
Net expenses	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income	3.36%	3.31%	3.50%	3.27%	3.47%	3.78%
Supplemental data
Portfolio turnover rate	2%	9%	10%	20%	13%	15%
Net assets, end of period (000s omitted)	$82,911	$79,128	$88,663	$102,672	$132,844	$106,769

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Pennsylvania Tax-Free Fund

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Pennsylvania Tax-Free Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Wells Fargo Pennsylvania Tax-Free Fund  |  17

Notes to financial statements (unaudited)

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2019, the aggregate cost of all investments for federal income tax purposes was $123,369,930 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$8,545,220

Gross unrealized losses	(32,530)

Net unrealized gains	$8,512,690

As of June 30, 2019, the Fund had capital loss carryforwards which consisted of $469,893 in short-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Municipal obligations	$0	$131,625,344	$0	$131,625,344

Short-term investments

Investment companies	257,276	0	0	257,276

Total assets	$257,276	$131,625,344	$0	$131,882,620

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended December 31, 2019, the Fund did not have any transfers into/out of Level 3.

18  |  Wells Fargo Pennsylvania Tax-Free Fund

Notes to financial statements (unaudited)

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo)”, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $500 million	0.400%

Next $500 million	0.375

Next $2 billion	0.350

Next $2 billion	0.325

Next $5 billion	0.290

Over $10 billion	0.280

For the six months ended December 31, 2019, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.16%

Institutional Class	0.08

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through October 31, 2020 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.74% for Class A shares, 1.49% for Class C shares, and 0.49% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2019, Funds Distributor received $2,826 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2019.

Wells Fargo Pennsylvania Tax-Free Fund  |  19

Notes to financial statements (unaudited)

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2019 were $6,977,033 and $2,341,570, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended December 31, 2019, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territory of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

In March 2017, FASB issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium and requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount and discounts will continue to be accreted to the maturity date of the security. ASU 2017-08 is effective for fiscal years beginning after December 15, 2018 and for interim periods within those fiscal years. During the current reporting period, management of the Fund adopted the change in accounting policy which did not have a material impact to the Fund’s financial statements.

20  |  Wells Fargo Pennsylvania Tax-Free Fund

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo Pennsylvania Tax-Free Fund  |  21

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 149 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

22  |  Wells Fargo Pennsylvania Tax-Free Fund

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock[3] (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo Pennsylvania Tax-Free Fund  |  23

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Michelle Rhee[4] (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy[5] (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 64 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 85 funds and Assistant Treasurer of 64 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

[3]	Pamela Wheelock was re-appointed to the Board effective January 1, 2020.

[4]	Michelle Rhee became Chief Legal Officer effective October 22, 2019.

[5]	Catherine Kennedy became Secretary effective October 22, 2019.

24  |  Wells Fargo Pennsylvania Tax-Free Fund

Appendix (unaudited)

Effective on or about May 1, 2020, if you purchase Fund shares through a Janney Montgomery Scott LLC (“Janney”) brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end sales charge* waivers on Class A shares available at Janney

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

Shares acquired through a right of reinstatement.

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
CDSC waivers on Class A and Class C shares available at Janney

Shares sold upon the death or disability of the shareholder.

Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

Shares purchased in connection with a return of excess contributions from an IRA account.

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

Shares acquired through a right of reinstatement.

Shares exchanged into the same share class of a different fund.
Front-end sales charge* discounts available at Janney; breakpoints, rights of accumulation and/or letters of intent

Breakpoints as described in the Fund’s Prospectus.

Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

*	Also referred to as an “initial sales charge.”

Wells Fargo Pennsylvania Tax-Free Fund  |  25

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind— including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved.

PAR-0120-02395 02-20

SA255/SAR255 12-19

Semi-Annual Report

December 31, 2019

Wells Fargo

Strategic Municipal Bond Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Strategic Municipal Bond Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“After periods of volatility, investors regrouped midway through the year, sentiment turned positive, and U.S. equity markets advanced in July.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Strategic Municipal Bond Fund for the six-month period that ended December 31, 2019. Despite periods of market volatility, the year was strongly positive for financial markets as supportive central banks more than offset concerns over slowing global economic growth and international trade tensions.

Overall, both fixed-income and equity investors enjoyed healthy returns. For the period, U.S. stocks, based on the S&P 500 Index,1 gained 10.92% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 6.96%. The MSCI EM Index (Net)3 gained 7.09%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 2.45%, the Bloomberg Barclays Global Aggregate ex-USD Index5 returned 0.09%, the Bloomberg Barclays Municipal Bond Index6 gained 2.32%, and the ICE BofA U.S. High Yield Index7 added 3.86%.

Sentiment turned positive, driven by central bank support.

After periods of volatility, investors regrouped midway through the year, sentiment turned positive, and U.S. equity markets advanced in July. The gains, primarily driven by geopolitical and monetary policy events, pushed equity markets to new highs. European Central Bank President Mario Draghi indicated the bank was ready to cut rates or buy more assets to prop up inflation if needed. President Trump backed off of tariff threats against Mexico and China. The U.S. Federal Reserve (Fed) implemented a 0.25% federal funds rate cut in July.

Throughout the summer, U.S.-China trade tensions simmered. Major U.S. stock market indices closed July with the worst weekly results of the year. Bond prices gained as Treasury yields fell to multiyear lows, and the yield curve inverted at multiple points along the 30-year arc.

Evidence of a continued global economic slowdown mounted, and central banks in China, New Zealand, and Thailand cut interest rates. Industrial and manufacturing data declined in China, Canada, Japan, and Germany. Adding to global uncertainty, Italy’s prime minister resigned, many feared a crackdown in Hong Kong as protestors sustained their calls for reform, and Boris Johnson planned to suspend Parliament as Brexit’s deadline neared.

In the U.S., the Fed cut interest rates a second time in September. U.S. manufacturing data disappointed investors. The U.S. Congress announced it would pursue an impeachment investigation of President Trump. Meanwhile, the Brexit impasse showed no signs of resolution. Officials in China warned of the negative economic impact of tariffs and trade restrictions. Although the S&P 500 Index finished the third quarter with the best year-to-date returns in more than 20 years, concerns about future returns remained.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2020. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Strategic Municipal Bond Fund

Letter to shareholders (unaudited)

The fourth quarter started on a strong note, with a relaxing of U.S.-China trade tensions in October along with renewed optimism for a U.K. Brexit deal and positive macroeconomic data. The initial estimate of U.S. third-quarter gross domestic product growth was a 1.9% annualized rate, while the U.S. unemployment rate fell to a 50-year low of 3.5% in September. However, despite resilience among U.S. consumers, business confidence declined while manufacturing activity contracted. Concerned with a potential economic slowdown, the Fed lowered interest rates another quarter point in late October, its third rate cut in four months. This helped push the S&P 500 Index to a new all-time high, while emerging market equities rallied and global bonds declined overall, reflecting a broad pickup in risk appetite.

Equity markets continued to rally in November despite ongoing geopolitical risks. Hopes for a U.S.-China trade deal buoyed investor confidence. U.S. business sentiment improved slightly, and manufacturing and services activity picked up. Throughout the month, central bank actions were on hold. With that positive backdrop, developed market equities outpaced those in emerging markets, and U.S. stocks outperformed non-U.S. stocks overall. While consumer confidence and purchasing manager activity rose in the eurozone, China reported weakening manufacturing and consumer data. Bond yields rose marginally, leading to slightly negative returns for global government and investment-grade corporate bonds.

Financial markets ended the year on a strong note, with the U.S. and China reaching a Phase One trade deal, with some details to be worked out. That, along with the landslide election win by the pro-Brexit U.K. Conservative Party and ongoing central bank support, gave investors a greater sense of certainty. U.S. economic indicators were broadly positive, with the exception of manufacturing activity and business confidence. Consumer confidence was resilient, fed by a robust labor market, tame inflation, and lower interest rates, which boosted housing affordability and homebuyer activity. The impeachment of U.S. President Donald Trump, while historically noteworthy, had little impact on markets. Meanwhile, slowing Chinese economic activity, due in part to the trade war, led to further government stimulus at year-end through lower reserve ratios, allowing banks to lend more money.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“Financial markets ended the year on a strong note, with the U.S. and China reaching a Phase One trade deal”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Strategic Municipal Bond Fund  |  3

Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from regular federal income tax.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Wendy Casetta

Terry J. Goode

Robert J. Miller

Average annual total returns (%) as of December 31, 20191

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]

Class A (VMPAX)	12-1-1994	0.37	1.48	2.42	4.52	2.30	2.84	0.80	0.80

Class C (DHICX)	8-18-1997	2.73	1.54	2.07	3.73	1.54	2.07	1.55	1.55

Class R6 (VMPRX)[4]	7-31-2018	–	–	–	4.91	2.48	3.01	0.42	0.42

Administrator Class (VMPYX)	10-6-1997	–	–	–	4.75	2.43	2.98	0.74	0.68

Institutional Class (STRIX)[5]	11-30-2012	–	–	–	4.86	2.64	3.13	0.47	0.47

Bloomberg Barclays Short-Intermediate Municipal Bond Index[6]	–	–	–	–	5.23	2.39	2.86	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

4  |  Wells Fargo Strategic Municipal Bond Fund

Performance highlights (unaudited)

Effective maturity distribution as of December 31, 2019[7]

Credit quality as of December 31, 2019[8]

[1]	Historical performance shown prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen Strategic Municipal Bond Fund.

[2]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]

The manager has contractually committed through October 31, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.81% for Class A, 1.56% for Class C, 0.43% for Class R6, 0.68% for Administrator Class, and 0.48% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]

Historical performance shown for Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Class R6 shares would be higher.

[5]

Historical performance shown for the Institutional class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns for Institutional Class shares would be higher.

[6]

The Bloomberg Barclays Short-Intermediate Municipal Bond Index is a rules-based, market-value-weighted index composed of publicly traded municipal bonds that cover the U.S. dollar–denominated short-term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, insured bonds, and prefunded bonds. You cannot invest directly in an index.

[7]	Amounts are calculated based on the long-term total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[8]

The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/ or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

Wells Fargo Strategic Municipal Bond Fund  |  5

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2019 to December 31, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2019	Ending account value 12-31-2019	Expenses paid during the period¹	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,014.30	$4.00	0.79%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$4.01	0.79%

Class C

Actual	$1,000.00	$1,010.47	$7.78	1.54%

Hypothetical (5% return before expenses)	$1,000.00	$1,017.39	$7.81	1.54%

Class R6

Actual	$1,000.00	$1,015.13	$2.08	0.41%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.08	$2.08	0.41%

Administrator Class

Actual	$1,000.00	$1,014.85	$3.44	0.68%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.72	$3.46	0.68%

Institutional Class

Actual	$1,000.00	$1,015.98	$2.33	0.46%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.82	$2.34	0.46%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal Obligations: 97.97%

Alabama: 2.48%

Health Revenue: 0.21%
Birmingham AL Special Care Facilities Ascension Senior Credit Group Series C-1	1.85%	11-15-2046	$5,395,000	$5,473,821

Industrial Development Revenue: 0.14%
Selma AL Industrial Development Board Refunding Bonds Gulf Opportunity Zone International Paper Company	2.00	11-1-2033	3,675,000	3,707,193

Utilities Revenue: 2.13%
Alabama Black Belt Energy Gas District Series A	4.00	12-1-2048	2,000,000	2,159,620
Southeast Alabama Gas Supply District Project #1 Series A	4.00	4-1-2049	4,410,000	4,783,968
Southeast Alabama Gas Supply District Project #2 Series A	4.00	6-1-2049	16,505,000	17,994,411
Tender Option Bond Trust Receipts/Floater Certificates Series 2016-XM0184 (Morgan Stanley Bank LIQ) 144Aø	2.01	9-1-2046	31,400,000	31,400,000

				56,337,999

				65,519,013

Alaska: 0.81%

Health Revenue: 0.47%
Alaska Industrial Development & Export Authority Loan Anticipation Notes YKHC Project	3.50	12-1-2020	6,000,000	6,007,200
Alaska Industrial Development & Export Authority Tanana Chiefs Conference Project Series 2019A	5.00	10-1-2027	1,455,000	1,759,299
Alaska Industrial Development & Export Authority Tanana Chiefs Conference Project Series 2019A	5.00	10-1-2028	1,530,000	1,867,304
Alaska Industrial Development & Export Authority Tanana Chiefs Conference Project Series 2019A	5.00	10-1-2029	2,220,000	2,735,195

				12,368,998

Industrial Development Revenue: 0.16%
Valdez AK Marine Terminal BP Pipelines Project Series B	5.00	1-1-2021	4,000,000	4,142,520

Utilities Revenue: 0.18%
Alaska Industrial Development & Export Authority Power Refunding Bonds Snettisham Hydroelectric Project Series 2015	5.00	1-1-2022	1,735,000	1,826,088
Alaska Industrial Development & Export Authority Power Refunding Bonds Snettisham Hydroelectric Project Series 2015	5.00	1-1-2023	2,835,000	3,051,707

				4,877,795

				21,389,313

Arizona: 1.52%

Education Revenue: 0.52%
Arizona IDA Agribusiness & Equine Center Incorporated Project Series 2017B 144A	4.00	3-1-2027	1,210,000	1,277,264
Arizona IDA Education Facility Leman Academy of Excellence Incorporated Project 144A	4.50	7-1-2029	765,000	790,505
Maricopa County AZ IDA Educational Horizon Community Learning Center Project	2.63	7-1-2021	1,085,000	1,082,873
Phoenix AZ IDA BASIS Schools Incorporated Project Series A 144A	3.00	7-1-2020	120,000	120,434
Phoenix AZ IDA BASIS Schools Incorporated Project Series A 144A	3.00	7-1-2020	670,000	672,425
Phoenix AZ IDA Great Hearts Academies Project	5.20	7-1-2022	345,000	360,045

The accompanying notes are an integral part of these financial statements.

Wells Fargo Strategic Municipal Bond Fund  |  7

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
Phoenix AZ IDA Legacy Traditional School Project Series 2015 144A	3.00%	7-1-2020	$305,000	$305,387
Pima County AZ IDA American Leadership Academy Project Series 2015 144A	4.60	6-15-2025	1,095,000	1,145,874
Pima County AZ IDA Charter Schools Project Series 2013	4.50	7-1-2020	530,000	536,567
Pima County AZ IDA Charter Schools Project Series 2013	4.50	7-1-2021	1,295,000	1,342,047
Pima County AZ IDA Charter Schools Project Series 2013	4.50	7-1-2022	1,350,000	1,406,282
Pima County AZ IDA New Plan Learning Project Series A	7.75	7-1-2035	985,000	975,386
Pima County AZ IDA New Plan Learning Project Series A	8.13	7-1-2041	2,950,000	2,917,521
Pima County AZ IDA Noah Webster Schools Project Series A	5.50	12-15-2023	785,000	838,639

				13,771,249

GO Revenue: 0.05%
Verrado AZ Community Facilities District #1 Series A 144A	5.00	7-15-2020	700,000	707,119
Verrado AZ Community Facilities District #1 Series A 144A	5.00	7-15-2021	500,000	512,980

				1,220,099

Health Revenue: 0.50%
Maricopa County AZ IDA Senior Living Facilities Christian Care Retirement Apartments Incorporated Project	5.00	1-1-2022	1,065,000	1,146,238
Maricopa County AZ IDA Senior Living Facilities Christian Care Retirement Apartments Incorporated Project	5.00	1-1-2023	1,120,000	1,245,104
Maricopa County AZ IDA Senior Living Facilities Christian Care Surprise Incorporated Project 144A	5.00	1-1-2026	3,015,000	3,079,461
Maricopa County AZ IDA Series 2019C (SIFMA Municipal Swap +0.57%) ±	2.18	1-1-2035	5,840,000	5,851,972
Tempe AZ IDA Mirabella Arizona State University Project Series B1 144A	4.00	10-1-2023	1,810,000	1,824,353

				13,147,128

Miscellaneous Revenue: 0.45%
Navajo Nation AZ Series A 144A	4.00	12-1-2022	6,345,000	6,589,600
Navajo Nation AZ Series A 144A	5.00	12-1-2025	4,110,000	4,578,992
Navajo Nation AZ Tribal Utility Authority (Municipal Government Guaranty Insured)	4.00	1-1-2021	803,000	804,100

				11,972,692

				40,111,168

Arkansas: 0.69%

Health Revenue: 0.18%
Boone County AR Hospital Construction Series 2006 (BOKF NA LOC) ø	3.00	5-1-2037	4,700,000	4,700,000

Housing Revenue: 0.22%
Arkansas Development Finance Authority MFHR Hickory View Apartments (Department of Housing and Urban Development Insured)	1.37	9-1-2023	6,000,000	5,992,140

Tax Revenue: 0.29%
Fayetteville AR Sales and Use Tax Capital Improvement Refunding Bonds Series A	1.60	11-1-2035	7,600,000	7,629,488

				18,321,628

California: 1.24%

Education Revenue: 0.04%
California Municipal Finance Authority Charter School Nova Academy Project Series 2016A 144A	4.00	6-15-2026	825,000	889,276

The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
California School Finance Authority Charter School Rocketship Education Obligated Group Series 2017A 144A	4.50%	6-1-2027	$250,000	$269,448

				1,158,724

Health Revenue: 0.65%
California Statewide CDA Health Facilities Catholic Series D (AGM Insured) (m)	1.65	7-1-2041	8,700,000	8,700,000
California Statewide CDA Health Facilities Catholic Series E (AGM Insured) (m)	1.70	7-1-2040	8,525,000	8,525,000

				17,225,000

Housing Revenue: 0.07%
California HFA Municipal Certificates Series 2019 Class A	4.00	3-20-2033	1,500,000	1,715,325

Industrial Development Revenue: 0.35%
California Municipal Finance Authority Special Facility Revenue United Airlines Incorporated	4.00	7-15-2029	2,500,000	2,841,475
California PCFA AMT Calplant I Project 144A	7.50	7-1-2032	3,500,000	3,465,210
California PCFA Solid Waste Disposal Revenue AMT Subordinated Calplant I Project Green 144A	7.50	12-1-2039	3,000,000	2,854,350

				9,161,035

Miscellaneous Revenue: 0.13%
Compton CA PFA Lease 144A	4.00	9-1-2022	3,390,000	3,463,868

				32,723,952

Colorado: 1.33%

Education Revenue: 0.56%
Colorado ECFA Eagle Ridge Academy Project 144A	3.63	11-1-2026	1,935,000	1,961,819
Colorado ECFA Rocky Mountain Classical Academy Project	6.38	9-1-2023	1,190,000	1,314,165
Colorado ECFA Vanguard School Project	4.00	6-15-2021	250,000	259,408
Colorado ECFA Vanguard School Project	4.00	6-15-2022	515,000	546,343
Colorado ECFA Windsor Charter Academy 144A	3.88	9-1-2026	1,085,000	1,091,293
Colorado School of Mines Institutional Enterprise Refunding Bonds Series 2018A (1 Month LIBOR +0.50%) ±	1.65	2-1-2023	5,820,000	5,844,037
Colorado University Enterprise and Refunding Bond Series C	2.00	6-1-2054	3,750,000	3,850,388

				14,867,453

GO Revenue: 0.16%
Aviation Station North Metropolitan District #2 Colorado Refunding Bonds and Improvement Limited Tax Series A	4.00	12-1-2029	500,000	514,870
Centennial CO Southglenn Metropolitan District	3.00	12-1-2021	463,000	465,440
Grand River CO Hospital District (AGM Insured)	5.00	12-1-2025	1,000,000	1,192,360
STC Metropolitan District #2 Colorado Refunding Bonds and Improvement Senior Limited Tax Special Revenue	3.00	12-1-2025	560,000	562,285
STC Metropolitan District #2 Colorado Refunding Bonds and Improvement Senior Limited Tax Special Revenue	4.00	12-1-2029	1,000,000	1,051,930
Thompson Crossing Metropolitan District #4 Colorado Refunding Bonds and Improvement Limited Tax	3.50	12-1-2029	515,000	516,360

				4,303,245

Health Revenue: 0.40%
Colorado Health Facilities Authority Catholic Health Initiatives Series 2011A	5.00	2-1-2022	3,415,000	3,555,391
Colorado Health Facilities Authority Catholic Health Initiatives Series 2011A	5.25	2-1-2031	5,150,000	5,375,467
Colorado Health Facilities Authority Christian Living Neighborhoods Project	4.00	1-1-2020	450,000	450,000
Colorado Health Facilities Authority Series B-2	5.00	8-1-2049	1,000,000	1,179,840

				10,560,698

The accompanying notes are an integral part of these financial statements.

Wells Fargo Strategic Municipal Bond Fund  |  9

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue: 0.07%
Colorado State Bridge Enterprise Senior Revenue Bonds AMT Central 70 Project Private Activity	4.00%	12-31-2024	$1,610,000	$1,778,132

Tax Revenue: 0.14%
Centerra CO Metropolitan District #1 Series 2017 144A	5.00	12-1-2021	1,440,000	1,508,400
Centerra CO Metropolitan District #1 Series 2017 144A	5.00	12-1-2022	1,940,000	2,070,252

				3,578,652

				35,088,180

Connecticut: 2.64%

Education Revenue: 0.45%
Connecticut HEFAR Yale University Issue Series A	2.05	7-1-2035	7,000,000	7,097,090
Connecticut HEFAR Yale University Issue Series A-2	2.00	7-1-2042	1,500,000	1,547,835
Connecticut State HEFA University of Hartford Project Series N	5.00	7-1-2026	575,000	686,579
Connecticut State HEFA University of Hartford Project Series N	5.00	7-1-2027	430,000	521,801
Connecticut State HEFA University of Hartford Project Series N	5.00	7-1-2028	530,000	651,540
Connecticut State Higher Education Supplemental Loan Authority AMT Chelsea Loan Program Series B	5.00	11-15-2026	750,000	889,185
Connecticut State Higher Education Supplemental Loan Authority AMT Chelsea Loan Program Series B	5.00	11-15-2027	500,000	600,935

				11,994,965

GO Revenue: 0.18%
Hartford CT Series A	5.00	4-1-2027	1,650,000	1,829,949
Hartford CT Series A	5.00	4-1-2025	2,500,000	2,785,375

				4,615,324

Health Revenue: 0.02%
Connecticut HEFA Bridgeport Hospital Series D	5.00	7-1-2020	500,000	509,815

Housing Revenue: 0.37%
Meriden CT MFHR Yale Acres Project	1.73	8-1-2022	9,635,000	9,691,654

Miscellaneous Revenue: 0.10%
Connecticut Series A (SIFMA Municipal Swap +0.75%) ±	2.36	3-1-2021	2,700,000	2,713,635

Tax Revenue: 1.52%
Connecticut State Special Tax Obligation Revenue Transportation Infrastructure Purpose Series A	5.00	8-1-2029	16,280,000	19,143,815
Connecticut State Special Tax Obligation Revenue Transportation Infrastructure Purpose Series B	5.00	10-1-2030	3,000,000	3,749,190
Connecticut State Special Tax Obligation Revenue Transportation Infrastructure Purpose Series B	5.00	10-1-2031	9,000,000	11,167,560
Connecticut State Special Tax Obligation Revenue Transportation Infrastructure Purpose Series B	5.00	10-1-2032	5,000,000	6,175,250

				40,235,815

				69,761,208

Delaware: 0.07%

Education Revenue: 0.07%
Delaware EDA Odyssey Charter School Project Series A 144A	6.25	9-1-2025	1,730,000	1,846,602

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
District of Columbia: 0.99%

Housing Revenue: 0.83%
District of Columbia HFA Hilltop Apartments Project Series 2017	1.94%	1-1-2021	$5,850,000	$5,850,000
District of Columbia HFA MFHR 1550 First Street Project	1.46	6-1-2039	16,100,000	16,124,955

				21,974,955

Water & Sewer Revenue: 0.16%
District of Columbia Water and Sewer Authority Public Utility Subordinated Lien Series C	1.75	10-1-2054	4,000,000	4,074,480

				26,049,435

Florida: 1.71%

Airport Revenue: 0.13%
Miami-Dade County FL Seaport AMT Series B	6.00	10-1-2032	1,385,000	1,602,861
Miami-Dade County FL Seaport AMT Series B	6.00	10-1-2033	1,500,000	1,735,710

				3,338,571

Education Revenue: 0.30%
Capital Trust Agency Educational Facilities Renaissance Charter School Incorporated Projects Series 2017A 144A	4.38	6-15-2027	1,310,000	1,366,553
Capital Trust Agency Educational Facilities Renaissance Charter School Incorporated Projects Series A 144A	4.00	6-15-2029	2,410,000	2,484,614
Florida State HEFAR Educational Facilities Florida Institute of Technology	5.00	10-1-2027	650,000	775,678
Florida State HEFAR Educational Facilities Florida Institute of Technology	5.00	10-1-2028	1,050,000	1,267,571
Florida State HEFAR Educational Facilities Florida Institute of Technology	5.00	10-1-2029	1,000,000	1,221,340
Miami-Dade County FL IDA Youth Charter Schools Project Series 2015A 144A	5.00	9-15-2025	800,000	836,632

				7,952,388

Health Revenue: 0.30%
Lakeland FL Hospital System Lakeland Regional Health System	5.00	11-15-2022	4,495,000	4,791,041
Orange County FL Health Facilities Authority Lakeside Behavioral Healthcare Incorporated Project (SunTrust Bank LOC) ø	1.53	7-1-2027	1,625,000	1,625,000
Sarasota County FL Health Facilities Authority Village on the Isle Project	4.00	1-1-2020	1,485,000	1,485,000

				7,901,041

Housing Revenue: 0.20%
University of West Florida Foundation Incorporated Dormitory Series A	5.00	6-1-2020	1,210,000	1,227,472
University of West Florida Foundation Incorporated Dormitory Series A	5.00	6-1-2021	1,265,000	1,327,845
University of West Florida Foundation Incorporated Dormitory Series A	5.00	6-1-2022	1,325,000	1,436,313
University of West Florida Foundation Incorporated Dormitory Series A	5.00	6-1-2023	1,190,000	1,329,944

				5,321,574

Industrial Development Revenue: 0.11%
Escambia County FL Environmental Improvement Refunding Bonds International Paper Company Project Series B	2.00	11-1-2033	825,000	832,227
Florida Development Finance Corporation 144A	5.00	5-1-2029	2,000,000	2,213,520

				3,045,747

Miscellaneous Revenue: 0.18%
Florida Village Community Development District #10 Special Assessment Bonds	5.13	5-1-2024	2,245,000	2,397,346
Florida Village Community Development District #12 Special Assessment Bonds Series 2016	2.88	5-1-2021	655,000	659,611

The accompanying notes are an integral part of these financial statements.

Wells Fargo Strategic Municipal Bond Fund  |  11

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Florida Village Community Development District #13 Special Assessment Bonds 144A	2.63%	5-1-2024	$500,000	$502,810
Pinellas County FL IDA 2017 Foundation for Global Understanding Incorporated Project	5.00	7-1-2029	1,000,000	1,188,460

				4,748,227

Resource Recovery Revenue: 0.14%
Florida Development Finance Corporation Solid Waste AMT Pro USA Incorporated 144A	5.00	8-1-2029	3,500,000	3,729,705

Transportation Revenue: 0.35%
Florida Development Finance Corporation Surface Series T	1.90	1-1-2049	6,400,000	6,406,976
Miami-Dade County FL Expressway Authority Toll System (AGM Insured, Citibank NA LIQ) 144Aø	1.85	2-1-2020	1,050,000	1,050,000
Osceola County FL Transportation Revenue Refunding Bonds and Improvement Osceola Parkway Series 2019A-1%%	5.00	10-1-2027	950,000	1,164,263
Osceola County FL Transportation Revenue Refunding Bonds and Improvement Osceola Parkway Series 2019A-1%%	5.00	10-1-2029	450,000	569,043

				9,190,282

				45,227,535

Georgia: 4.20%

Health Revenue: 0.23%
Gainesville & Hall Counties GA Hospital Authority Health System Project Series B (SIFMA Municipal Swap +0.95%) ±	2.56	8-15-2035	6,000,000	6,003,060

Housing Revenue: 0.04%
Northwest Georgia Housing Authority MFHR Charles Hight Apartments Project (FHA Insured)	1.54	8-1-2022	1,000,000	1,001,220

Transportation Revenue: 0.07%
Georgia Road & Tollway Authority I-75 S Express Lanes Project Series A 144A¤	0.00	6-1-2024	2,500,000	2,031,050

Utilities Revenue: 3.86%
Bartow County GA Development Authority Pollution Control Georgia Power Company Plant Bowen Project	1.55	8-1-2043	5,000,000	4,985,650
Bartow County GA Development Authority Pollution Control Georgia Power Company Plant Bowen Project	2.75	12-1-2032	4,500,000	4,644,000
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project	2.25	10-1-2032	1,500,000	1,526,445
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series E	3.25	11-1-2045	3,000,000	3,134,550
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series F	3.00	11-1-2045	14,955,000	15,356,691
Burke County GA Development Authority Pollution Control Revenue Bonds Georgia Power Company Plant Vogtle Project	1.70	12-1-2049	3,500,000	3,494,505
Floyd County GA PCR Georgia Power Company Plant Hammond Project	2.35	7-1-2022	8,875,000	8,949,994
Main Street Natural Gas Incorporated Georgia Gas Project Series B	4.00	8-1-2049	10,000,000	11,153,200
Main Street Natural Gas Incorporated Georgia Gas Project Series C	4.00	8-1-2048	14,485,000	15,790,823
Main Street Natural Gas Incorporated Georgia Gas Project Series C	4.00	3-1-2050	10,500,000	11,882,220
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series A (Royal Bank of Canada LIQ)	4.00	4-1-2048	2,640,000	2,865,878
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series B (1 Month LIBOR +0.75%) ±	1.90	4-1-2048	4,700,000	4,710,716

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities Revenue (continued)
Municipal Electric Authority Georgia General Resolution Projects Subordinate Bonds Series A	5.00%	1-1-2028	$1,035,000	$1,263,321
Municipal Electric Authority Georgia General Resolution Projects Subordinated Bonds Series A	5.00	1-1-2027	1,010,000	1,215,363
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project M Series A	5.00	1-1-2027	300,000	360,999
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project M Series A	5.00	1-1-2028	400,000	489,232
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project M Series A	5.00	1-1-2029	400,000	490,504
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project P Series B	5.00	1-1-2028	1,000,000	1,215,660
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project P Series B	5.00	1-1-2029	910,000	1,109,563
Municipal Electric Authority Georgia Project One Subordinated Bonds Series A	5.00	1-1-2027	1,150,000	1,383,830
Municipal Electric Authority Georgia Project One Subordinated Bonds Series A	5.00	1-1-2028	1,270,000	1,550,162
Municipal Electric Authority Georgia Project One Subordinated Bonds Series A	5.00	1-1-2029	1,140,000	1,411,753
Municipal Electric Authority Georgia Project One Subordinated Bonds Series A	5.00	1-1-2030	1,025,000	1,262,523
Municipal Electric Authority Georgia Project One Subordinated Bonds Series A	5.00	1-1-2031	1,385,000	1,696,542

				101,944,124

				110,979,454

Guam: 0.04%

Water & Sewer Revenue: 0.04%
Guam Government Waterworks Authority Water & Wastewater System Series 2014A	5.00	7-1-2020	1,000,000	1,016,330

Hawaii: 0.35%

Health Revenue: 0.35%
Hawaii Department of Budget & Finance Queens Health System Series B (SIFMA Municipal Swap +0.45%) ±	2.06	7-1-2039	9,325,000	9,325,000

Illinois: 18.39%

Airport Revenue: 1.68%
Chicago IL Midway Airport Second Lien Refunding Bonds Series 2013A	5.50	1-1-2027	3,925,000	4,392,625
Chicago IL Midway Airport Second Lien Refunding Bonds Series 2014A	5.00	1-1-2026	7,000,000	7,940,730
Chicago IL Midway Airport Second Lien Refunding Bonds Series 2014A	5.00	1-1-2030	4,925,000	5,548,111
Chicago IL O’Hare International Airport AMT Passenger Facility Charge Refunding Bonds Series B	5.00	1-1-2032	5,125,000	5,446,748
Chicago IL O’Hare International Airport Senior Lien Bonds Series 2015C	5.00	1-1-2022	695,000	745,610
Chicago IL O’Hare International Airport Senior Lien Bonds Series 2015D	5.00	1-1-2021	500,000	518,775
Chicago IL O’Hare International Airport Senior Lien Refunding Bonds Series 2013A	5.00	1-1-2026	2,690,000	2,966,209
Chicago IL O’Hare International Airport Senior Lien Refunding Bonds Series 2015A	5.00	1-1-2028	10,000,000	11,573,600
Chicago IL O’Hare International Airport Senior Lien Refunding Bonds Series 2017D	5.00	1-1-2025	1,700,000	1,989,374
Chicago IL O’Hare International Airport Customer Facility Charge	5.25	1-1-2023	1,350,000	1,501,403
Chicago IL O’Hare International Airport Customer Facility Charge	5.25	1-1-2024	1,665,000	1,860,055

				44,483,240

Education Revenue: 0.20%
University of Illinois Board of Trustees Auxiliary Facilities System Refunding Bond	4.00	4-1-2030	5,000,000	5,296,150

The accompanying notes are an integral part of these financial statements.

Wells Fargo Strategic Municipal Bond Fund  |  13

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO Revenue: 5.81%
Bensenville IL Series B (AGM Insured)	5.00%	12-30-2025	$435,000	$463,584
Berwyn IL Series A	5.00	12-1-2028	3,000,000	3,378,990
Chicago IL Board of Education Unlimited Tax General Obligation Refunding Bonds Series 2018A (AGM Insured)	5.00	12-1-2024	3,000,000	3,412,620
Chicago IL CAB City Colleges (National Insured) ¤	0.00	1-1-2027	7,720,000	6,415,629
Chicago IL CAB City Colleges (National Insured) ¤	0.00	1-1-2024	9,800,000	8,923,488
Chicago IL Park District General Obligation Limited Series A	5.00	1-1-2022	400,000	425,244
Chicago IL Park District General Obligation Limited Series A	5.00	1-1-2023	800,000	872,584
Chicago IL Park District General Obligation Limited Series A	5.00	1-1-2024	550,000	616,050
Chicago IL Park District General Obligation Limited Series A	5.00	1-1-2025	625,000	713,125
Chicago IL Park District General Obligation Limited Series C	5.00	1-1-2022	1,000,000	1,063,110
Chicago IL Park District General Obligation Limited Series C	5.00	1-1-2023	1,000,000	1,090,730
Chicago IL Park District General Obligation Limited Series C	5.00	1-1-2024	410,000	459,237
Chicago IL Park District Harbor Facilities Series D	5.00	1-1-2022	1,645,000	1,748,816
Chicago IL Park District Harbor Facilities Series D	5.00	1-1-2023	1,175,000	1,281,608
Chicago IL Park District Limited Tax Series B	5.00	1-1-2022	4,675,000	4,970,039
Chicago IL Park District Unlimited Tax Series E	5.00	11-15-2022	1,235,000	1,345,174
Chicago IL Park District Unlimited Tax Series E	5.00	11-15-2023	1,295,000	1,444,352
Chicago IL Series C	5.00	1-1-2021	1,000,000	1,037,450
Chicago IL Series C	5.00	1-1-2022	2,250,000	2,370,128
Chicago IL Series C	5.00	1-1-2023	2,500,000	2,688,025
Chicago IL Series G (Ambac Insured)	5.00	12-1-2024	605,000	607,589
Cook County IL Community Consolidated School District #15 Palatine	5.00	12-1-2026	2,540,000	3,019,120
Cook County IL Refunding Bonds Series 2010 G	5.00	11-15-2026	1,000,000	1,029,480
Cook County IL School District #123 Oak Lawn CAB (National Insured) ¤	0.00	12-1-2021	1,090,000	1,056,275
Cook County IL School District #153 Homewood Series A (AGM Insured) ¤	0.00	12-15-2023	1,225,000	1,136,457
Cook County IL School District #227 Rich Township Refunding Bonds Series 2015	3.00	12-1-2024	965,000	1,020,960
Cook County IL School District #99 Cicero Limited Tax (BAM Insured)	5.00	12-1-2026	3,030,000	3,627,395
Cook County IL School District #99 Cicero Limited Tax (BAM Insured)	5.00	12-1-2027	2,950,000	3,581,359
Cook County IL School District #99 Cicero Limited Tax (BAM Insured)	5.00	12-1-2028	2,285,000	2,805,409
Cook County IL School District #99 Cicero Refunding Bonds Limited Tax Series B	5.00	12-1-2022	1,000,000	1,097,170
Cook County IL School District #99 Cicero Refunding Bonds Limited Tax Series B	5.00	12-1-2024	1,000,000	1,153,210
Cook County IL School District #99 Cicero Refunding Bonds Limited Tax Series B	5.00	12-1-2025	1,000,000	1,175,690
Cook County IL Series A	5.00	11-15-2021	2,250,000	2,388,893
Cook County IL Series A	5.00	11-15-2030	2,200,000	2,581,062
Cook County IL Series A	5.25	11-15-2022	10,040,000	10,360,979
Cook County IL Series A	5.25	11-15-2022	1,000,000	1,076,230
Decatur IL Macon County General Obligation Refunding Bonds Series 2013	5.00	3-1-2024	1,405,000	1,534,653
Decatur IL Macon County School District #061 Series 2011A (AGM Insured)	5.25	1-1-2026	715,000	741,441
Decatur IL Macon County School District #061 Series 2011A (AGM Insured)	5.25	1-1-2027	1,495,000	1,549,926
DeKalb & Kane Counties IL Community Unit School District #427 Sycamore Prerefunded Bond Balance CAB (AGM Insured) ¤	0.00	1-1-2024	455,000	429,315
DeKalb & Kane Counties IL Community Unit School District #427 Sycamore Unrefunded Bond Balance CAB (AGM Insured) ¤	0.00	1-1-2024	5,175,000	4,785,323
DuPage & Cook Counties IL Township High School District #86 Hinsdale	4.00	1-15-2034	2,815,000	3,198,938
Illinois State Series 2012	5.00	3-1-2028	6,000,000	6,330,060
Illinois State Series A	5.00	4-1-2023	3,500,000	3,808,735
Kane, Cook & DuPage Counties IL School District #46 Elgin Series 2015A	5.00	1-1-2028	1,555,000	1,755,548
Kane, Cook & DuPage Counties IL School District #46 Elgin Series 2015D	5.00	1-1-2032	1,025,000	1,143,090
Kane, Cook & DuPage Counties IL School District #46 Elgin Unrefunded Bond Balance Series 2012B	4.50	1-1-2025	4,295,000	4,528,605

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Kane, Cook & DuPage Counties IL School District #46 Prerefunded CAB Series B (Ambac Insured) ¤	0.00%	1-1-2021	$510,000	$503,273
Kane, Cook & DuPage Counties IL School District #46 Unrefunded CAB Series B (Ambac Insured) ¤	0.00	1-1-2021	595,000	585,819
Madison-Macoupin Etc Counties IL Community College District #536 Series A (BAM Insured)	5.00	11-1-2025	1,620,000	1,848,679
Madison-Macoupin Etc Counties IL Community College District #536 Series A (BAM Insured)	5.00	11-1-2026	1,410,000	1,603,565
Rockford IL Waterworks System Series B (BAM Insured)	5.00	12-15-2020	1,000,000	1,032,980
Rockford IL Waterworks System Series B (BAM Insured)	5.00	12-15-2021	1,015,000	1,083,218
Rockford IL Waterworks System Series B (BAM Insured)	5.00	12-15-2022	1,065,000	1,166,931
Waukegan IL Series 2015A (AGM Insured)	5.00	12-30-2031	1,000,000	1,138,510
Will County IL	4.00	11-15-2035	2,490,000	2,745,250
Will County IL Lincoln-Way Community High School District #210	4.00	1-1-2022	1,630,000	1,632,103
Will County IL Lincoln-Way Community High School District #210 Unrefunded CAB (AGM Insured) ¤	0.00	1-1-2021	2,185,000	2,146,413
Will County IL Lincoln-Way Community High School District #210 Unrefunded CAB (AGM Insured) ¤	0.00	1-1-2025	14,385,000	12,893,276
Will County IL Lincoln-Way Community High School District #210 Unrefunded CAB (AGM Insured) ¤	0.00	1-1-2026	8,295,000	7,226,604
Will County IL School District #114 Manhattan CAB Series C (National Insured) ¤	0.00	12-1-2021	1,055,000	1,015,796
Winnebago & Boone Counties IL School District #205 Series A ¤	0.00	2-1-2021	1,305,000	1,280,714
Winnebago & Boone Counties IL School District #205 Series B ¤	0.00	2-1-2021	3,400,000	3,336,726

				153,482,752

Health Revenue: 0.26%
Illinois Finance Authority Ascension Health Alliance Senior Credit Group Bonds Series A	5.00	11-15-2027	1,000,000	1,071,850
Illinois Finance Authority Friendship Village of Schaumburg Series 2017	5.00	2-15-2021	2,555,000	2,577,510
Illinois Finance Authority Revenue Bonds Lutheran Life Communities	4.00	11-1-2020	320,000	323,584
Illinois Finance Authority Revenue Bonds Lutheran Life Communities	4.00	11-1-2022	390,000	403,486
Illinois Finance Authority Revenue Bonds Lutheran Life Communities	4.00	11-1-2024	420,000	441,239
Illinois Finance Authority Revenue Bonds Series 2014	5.00	8-1-2038	1,520,000	1,780,224
Illinois Finance Authority Rosalind Franklin University of Medicine & Science Series A	3.25	2-15-2022	380,000	382,234

				6,980,127

Housing Revenue: 0.04%
Illinois Housing Development Authority Homeowner Mortgage 2016 Series C	2.90	8-1-2031	1,000,000	1,028,150

Miscellaneous Revenue: 1.82%
Chicago IL Board of Education Refunding Bonds Series A	4.00	12-1-2027	1,750,000	1,888,950
Chicago IL Board of Education Refunding Bonds Series B	5.00	12-1-2026	2,000,000	2,294,160
Chicago IL Board of Education Refunding Bonds Series B	5.00	12-1-2027	1,625,000	1,889,794
Chicago IL Transit Authority Capital Grant Receipts Refunding Bond Series 2011 (AGM Insured)	5.25	6-1-2024	4,450,000	4,695,596
Illinois Refunding Bonds Series 2012 (AGM Insured)	5.00	8-1-2020	5,050,000	5,155,091
Illinois Refunding Bonds Series 2016	5.00	2-1-2026	7,000,000	7,981,260
Illinois Series 2012	5.00	8-1-2021	5,620,000	5,894,818
Illinois Series 2013 (AGM Insured)	5.00	7-1-2023	4,875,000	5,440,403
Illinois Series 2013	5.50	7-1-2038	4,000,000	4,377,040
Illinois Series 2017D	5.00	11-1-2022	7,885,000	8,511,227

				48,128,339

The accompanying notes are an integral part of these financial statements.

Wells Fargo Strategic Municipal Bond Fund  |  15

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax Revenue: 6.86%
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00%	1-1-2021	$1,450,000	$1,484,699
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2022	1,810,000	1,890,382
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2023	2,400,000	2,552,208
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2024	2,475,000	2,680,598
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2025	1,000,000	1,076,940
Chicago IL Series A	5.00	1-1-2029	5,000,000	5,000,000
Chicago IL Tax Increment Bond Pilson Redevelopment Project Series A	5.00	6-1-2022	1,635,000	1,761,206
Chicago IL Transit Authority Sales Tax Receipts Series 2011	5.25	12-1-2036	17,415,000	18,436,738
Chicago lL Series A	5.00	1-1-2022	3,000,000	3,000,000
Illinois Regional Transportation Authority Series A (AGM Insured)	5.25	6-1-2024	9,995,000	11,621,486
Illinois Sales Tax First Series (National Insured)	6.00	6-15-2024	515,000	601,736
Illinois Sales Tax First Series (National Insured)	6.00	6-15-2025	8,165,000	9,811,636
Illinois Sales Tax Series of June 2013	5.00	6-15-2026	9,100,000	9,866,766
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported	5.00	6-15-2028	1,000,000	1,194,200
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported (BAM Insured)	5.00	6-15-2028	1,500,000	1,812,930
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported (BAM Insured)	5.00	6-15-2028	1,515,000	1,831,059
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported (BAM Insured)	5.00	6-15-2030	3,250,000	3,955,575
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported (BAM Insured)	5.00	6-15-2030	2,000,000	2,434,200
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2022	3,795,000	3,610,753
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2026	1,740,000	1,479,940
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported Series 2014	5.00	6-15-2022	3,395,000	3,629,595
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported Series 2014	5.00	6-15-2023	3,220,000	3,525,288
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported Series 2014	5.00	6-15-2024	4,130,000	4,621,181
Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2017-XG0108 (Barclays Bank plc LOC, Barclays Bank plc LIQ) 144Aø	1.76	4-1-2046	7,420,000	7,420,000
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) ¤	0.00	12-15-2029	1,750,000	1,324,523
Metropolitan Pier & Exposition Authority CAB McCormick Place Project Series A (National Insured) ¤	0.00	12-15-2022	1,390,000	1,317,595
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B	5.00	12-15-2028	19,090,000	20,410,837
Metropolitan Pier & Exposition Authority McCormick Place Project Callable Bond Series B	5.00	12-15-2022	11,520,000	11,527,373
Metropolitan Pier & Exposition Authority Prerefunded Bond (National Insured) ¤	0.00	12-15-2023	20,000	18,905
Metropolitan Pier & Exposition Authority Prerefunded Bond (National Insured)	5.70	6-15-2025	220,000	246,250
Metropolitan Pier & Exposition Authority Unrefunded Bond (National Insured) ¤	0.00	12-15-2023	845,000	783,002
Metropolitan Pier & Exposition Authority Unrefunded Bond (National Insured)	5.70	6-15-2025	780,000	856,261
Sales Tax Securitization Corporation Series 2017A	5.00	1-1-2026	4,815,000	5,616,505
Sales Tax Securitization Corporation Series 2017A	5.00	1-1-2028	5,265,000	6,333,795
Sales Tax Securitization Corporation Series A	5.00	1-1-2027	1,000,000	1,185,770
St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2020	760,000	760,000
St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2021	790,000	798,690
St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2022	820,000	832,103
St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2023	855,000	870,706

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)
St. Charles, Kane & DuPage Counties IL Series 2016	4.00%	1-1-2024	$885,000	$903,160
St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2025	925,000	942,621
Tender Option Bond Trust Receipts/Certificates Series 2018-YX1099 (Barclays Bank plc LIQ) 144Aø	1.76	1-1-2035	21,365,000	21,365,000

				181,392,212

Tobacco Revenue: 0.76%
Railsplitter Tobacco Settlement Authority	5.00	6-1-2023	18,000,000	20,135,880

Transportation Revenue: 0.58%
Illinois State Toll Highway Authority Senior Revenue Refunding Bonds Series B	5.00	1-1-2029	11,990,000	15,196,726

Water & Sewer Revenue: 0.38%
Chicago IL Wastewater Transmission Series B (AGM Insured)	5.00	1-1-2031	3,140,000	3,719,047
Chicago IL Waterworks Second Lien	5.00	11-1-2028	2,560,000	3,019,418
Chicago IL Waterworks Second Lien Series 2017-2 (AGM Insured)	5.00	11-1-2030	2,620,000	3,150,183

				9,888,648

				486,012,224

Indiana: 0.22%

GO Revenue: 0.05%
Hammond IN Local Public Improvement Advance Program Series A %%	2.38	12-31-2020	1,375,000	1,380,734

Health Revenue: 0.01%
Indiana HFFA Ancilla System Incorporated (National Insured)	5.25	7-1-2022	240,000	240,696

Miscellaneous Revenue: 0.16%
Indiana Bond Bank Revenue CAB Hamilton Company Projects Series B ¤	0.00	7-15-2026	735,000	645,749
Indiana Bond Bank Revenue CAB Hamilton Company Projects Series B ¤	0.00	7-15-2027	630,000	538,278
Michigan IN City School Building Corporation Series 2016A	5.00	1-15-2025	1,000,000	1,154,700
Westfield-Washington IN Multi-School Building Corporation First Mortgage Series B 144A	1.50	1-15-2022	1,805,000	1,800,325

				4,139,052

				5,760,482

Iowa: 0.64%

Education Revenue: 0.11%
Iowa Student Loan Liquidity Corporation Senior Revenue Bonds AMT Series B	5.00	12-1-2025	1,295,000	1,532,076
Iowa Student Loan Liquidity Corporation Senior Revenue Bonds AMT Series B	5.00	12-1-2026	1,215,000	1,462,398

				2,994,474

GO Revenue: 0.36%
Coralville IA Taxable-Annual Appropriation Series 2018E	7.00	6-1-2025	8,485,000	9,082,174
Coralville IA Taxable-Annual Appropriation Series B	4.40	5-1-2023	410,000	412,120

				9,494,294

Health Revenue: 0.06%
Iowa Finance Authority Revenue Bonds Lifespace Commnunities Incorporated Series A2	2.88	5-15-2049	1,500,000	1,508,895

Industrial Development Revenue: 0.04%
Iowa Finance Authority Midwestern Disaster Area Project (Korea Development Bank LOC) ø	1.92	4-1-2022	1,000,000	1,000,000

The accompanying notes are an integral part of these financial statements.

Wells Fargo Strategic Municipal Bond Fund  |  17

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue: 0.07%
Xenia Dallas County IA Rural Water District Capital Loan Notes	5.00%	12-1-2031	$1,615,000	$1,880,668

				16,878,331

Kansas: 0.72%

Health Revenue: 0.10%
Wichita KS Health Care Facilities Presbyterian Manors Obligated Group	5.00	5-15-2026	1,105,000	1,238,981
Wichita KS Health Care Facilities Presbyterian Manors Obligated Group	5.00	5-15-2028	1,220,000	1,386,103

				2,625,084

Housing Revenue: 0.19%
Kansas Development Finance Authority MFHR Woodland Village Apartments Project Series J	1.68	7-1-2022	5,000,000	5,014,650

Tax Revenue: 0.43%
Wyandotte County & Kansas City KS Special Obligation Refunding & Improvement Bonds Plaza Redevelopment Project	4.00	12-1-2028	725,000	748,816
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A¤	0.00	9-1-2034	25,065,000	10,619,038

				11,367,854

				19,007,588

Kentucky: 0.86%

Education Revenue: 0.14%
Columbia KY Educational Development Lindsey Wilson College Incorporated Project	3.00	12-1-2024	3,795,000	3,830,939

Health Revenue: 0.11%
Kentucky EDFA Healthcare Facilities Rosedale Green Project Series 2015	3.35	11-15-2020	335,000	335,332
Kentucky EDFA Healthcare Facilities Rosedale Green Project Series 2015	5.00	11-15-2025	1,500,000	1,595,790
Kentucky EDFA Norton Healthcare Incorporated Series B (National Insured) ¤	0.00	10-1-2022	1,000,000	945,260

				2,876,382

Utilities Revenue: 0.61%
Kentucky Public Energy Authority Gas Supply Series A1	4.00	12-1-2049	3,870,000	4,289,547
Kentucky Public Energy Authority Gas Supply Series B	4.00	1-1-2049	10,725,000	11,842,974

				16,132,521

				22,839,842

Louisiana: 1.38%

Airport Revenue: 0.19%
New Orleans LA Aviation Board General North Terminal Project Series A	5.00	1-1-2032	1,000,000	1,153,460
New Orleans LA Aviation Board Gulf Opportunity Zone Controlled Foreign Corporation Revenue Refunding Bonds Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2031	1,250,000	1,520,988
New Orleans LA Aviation Board Gulf Opportunity Zone Controlled Foreign Corporation Revenue Refunding Bonds Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2032	2,000,000	2,422,260

				5,096,708

The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education Revenue: 0.27%
Louisiana Public Facilities Authority Loyola University Project Series 2011	5.25%	10-1-2025	$2,815,000	$2,980,043
Louisiana Public Facilities Authority Loyola University Project Series 2017 ¤	0.00	10-1-2020	1,000,000	985,150
Louisiana Public Facilities Authority Loyola University Project Series 2017 ¤	0.00	10-1-2021	1,950,000	1,880,873
Louisiana Public Facilities Authority Loyola University Project Series 2017 ¤	0.00	10-1-2022	1,500,000	1,414,440

				7,260,506

Housing Revenue: 0.51%
Louisiana Housing Corporation Harmony Garden Estates Project Series 2017	1.65	12-1-2020	13,500,000	13,501,350

Industrial Development Revenue: 0.27%
St. John the Baptist Parish Louisiana Series A	2.20	6-1-2037	7,000,000	7,060,340

Miscellaneous Revenue: 0.06%
Louisiana Local Government Environmental Facilities and CDA Jefferson Parish Gomesa Project 144A	4.00	11-1-2044	1,500,000	1,518,195

Water & Sewer Revenue: 0.08%
Greater Ouachita Water Company Incorporate Louisiana Waterworks and Sewer System Refunding Bonds (BAM Insured)	3.00	9-1-2023	250,000	263,395
Greater Ouachita Water Company Incorporate Louisiana Waterworks and Sewer System Refunding Bonds (BAM Insured)	5.00	9-1-2021	550,000	582,577
Greater Ouachita Water Company Incorporate Louisiana Waterworks and Sewer System Refunding Bonds (BAM Insured)	5.00	9-1-2024	460,000	531,180
Greater Ouachita Water Company Incorporate Louisiana Waterworks and Sewer System Refunding Bonds (BAM Insured)	5.00	9-1-2025	510,000	602,157

				1,979,309

				36,416,408

Maryland: 3.91%

Education Revenue: 0.10%
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2015 144A	5.25	8-1-2022	1,285,000	1,314,439
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016	5.00	8-1-2026	1,335,000	1,384,128

				2,698,567

GO Revenue: 0.70%
Prince George’s County MD Consolidated Public Improvement Bonds Series C	4.00	8-1-2027	3,890,000	4,254,182
Prince George’s County MD Consolidated Public Improvement Bonds Series C	4.00	8-1-2028	12,960,000	14,135,990

				18,390,172

Health Revenue: 0.15%
Rockville MD Mayor & Council Economic Development Ingleside King Farm Project #45 Series C-3	2.50	11-1-2024	4,000,000	4,001,080

Housing Revenue: 2.31%
Maryland CDA Department of Housing & Community Multifamily Development Headen House Series B	2.45	3-1-2021	19,500,000	19,620,120
Maryland CDA Department of Housing & Community Multifamily Development Huntington Apartments Series C 144A	2.34	4-1-2021	5,000,000	5,026,850
Maryland CDA Department of Housing & Community Multifamily Development Zions Towers Series A (FHA Insured)	2.44	3-1-2020	9,000,000	9,007,290
Maryland Community Development Department Housing Rosemont Tower LLC Series F (FHA/GNMA Insured)	2.01	11-1-2021	18,500,000	18,515,910

The accompanying notes are an integral part of these financial statements.

Wells Fargo Strategic Municipal Bond Fund  |  19

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing Revenue (continued)
Maryland State Administration Department of Housing & Community Development Park View at Taylor Series D	2.45%	4-1-2021	$8,820,000	$8,874,860

				61,045,030

Miscellaneous Revenue: 0.22%
Maryland State and Local Facilities Loan Series A	4.00	8-1-2030	5,000,000	5,816,000

Tax Revenue: 0.39%
Maryland State Department of Transportation	4.00	12-15-2027	9,260,000	10,224,336

Water & Sewer Revenue: 0.04%
Baltimore MD Series A (National Insured)	5.65	7-1-2020	1,100,000	1,124,277

				103,299,462

Massachusetts: 4.10%

Education Revenue: 1.28%
Lowell MA Collegiate Charter School Revenue	4.00	6-15-2024	320,000	336,534
Lowell MA Collegiate Charter School Revenue	5.00	6-15-2029	490,000	541,029
Massachusetts Development Finance Agency Harvard University Series A	5.00	7-15-2033	22,560,000	27,476,050
Massachusetts Development Finance Agency Sabis International Charter School Series 2015	5.00	4-15-2025	1,000,000	1,086,310
Massachusetts Educational Financing Authority AMT Issue I Series B	5.70	1-1-2031	1,625,000	1,626,788
Massachusetts Educational Financing Authority Series B	5.00	7-1-2023	2,460,000	2,747,992

				33,814,703

Health Revenue: 0.60%
Massachusetts Development Finance Agency Linden Ponds Incorporated Facility 144A	4.00	11-15-2023	1,095,000	1,146,345
Massachusetts Development Finance Agency Partners Healthcare System Series S-3 (SIFMA Municipal Swap +0.50%) ±	2.11	7-1-2038	14,870,000	14,895,576

				16,041,921

Miscellaneous Revenue: 1.86%
Massachusetts Series A (3 Month LIBOR +0.55%) ±	1.83	11-1-2025	15,800,000	15,901,594
Massachusetts Water Pollution Abatement Trust Series 17	5.00	2-1-2031	10,000,000	11,114,500
Massachusetts Water Pollution Abatement Trust Series 17	5.00	2-1-2032	10,000,000	11,095,300
Massachusetts Water Pollution Abatement Trust Series 17	5.00	2-1-2033	10,000,000	11,082,500

				49,193,894

Tax Revenue: 0.36%
Massachusetts Bay Transportation Authority Assessment Bonds Series A	4.00	7-1-2037	9,000,000	9,446,580

				108,497,098

Michigan: 2.59%

Airport Revenue: 0.04%
Wayne County MI Airport Authority AMT Detroit Metropolitan Airport Series C	5.00	12-1-2022	1,000,000	1,034,130

Education Revenue: 0.02%
Michigan Finance Authority Limited Obligation Revenue Refunding Bonds Public School Academy Cesar Chavez Academy Project	3.25	2-1-2024	400,000	400,752

The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO Revenue: 0.39%
Constantine MI Public Schools (Qualified School Board Loan Fund Insured)	5.00%	5-1-2020	$350,000	$354,354
Constantine MI Public Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,200,000	1,260,192
Forest Hills MI Public Schools	5.00	5-1-2020	1,600,000	1,620,336
Forest Hills MI Public Schools	5.00	5-1-2021	1,600,000	1,682,000
Fraser MI Public Schools District (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,000,000	1,049,480
Fraser MI Public Schools District (Qualified School Board Loan Fund Insured)	5.00	5-1-2022	610,000	663,021
Hudsonville MI Public Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,465,000	1,538,484
Ingham County MI Williamston Community Schools Series A (Qualified School Board Loan Fund Insured)	4.00	5-1-2024	1,025,000	1,119,013
Ingham County MI Williamston Community Schools Series A (Qualified School Board Loan Fund Insured)	4.00	5-1-2025	1,000,000	1,106,770

				10,393,650

Health Revenue: 0.20%
Michigan Finance Authority Bronson Healthcare Group Series B & C	3.75	11-15-2049	4,800,000	5,369,856

Housing Revenue: 0.35%
Michigan Housing Development Authority Series E (3 Month LIBOR +1.00%) ±	2.47	4-1-2042	9,180,000	9,243,158

Miscellaneous Revenue: 0.68%
Michigan Finance Authority Detroit Recovery Project Series 2014F	3.40	10-1-2020	500,000	505,060
Michigan Finance Authority Detroit Recovery Project Series 2014F	3.60	10-1-2021	500,000	511,890
Michigan Finance Authority Detroit Recovery Project Series 2014F	3.80	10-1-2022	500,000	521,295
Michigan Finance Authority Detroit Recovery Project Series 2014F	3.88	10-1-2023	2,500,000	2,647,575
Michigan Finance Authority Local Government Loan Program City of Detroit Financial Recovery Refunding Bond Series F	4.50	10-1-2029	5,015,000	5,431,847
Michigan Finance Authority Senior Lien Distributable State Aid	5.00	11-1-2028	865,000	1,098,169
Michigan Finance Authority Senior Lien Distributable State Aid	5.00	11-1-2029	1,500,000	1,891,470
Michigan Finance Authority Series H-1	5.00	10-1-2021	1,565,000	1,607,255
Michigan Municipal Bond Authority Local Government Loan Program Series C (Ambac Insured)	4.13	5-1-2020	500,000	500,525
Michigan Municipal Bond Authority Local Government Loan Program Series C (Ambac Insured)	5.00	5-1-2023	1,900,000	1,902,299
Michigan Public Educational Facilities Authority Chandler Park Academy	6.35	11-1-2028	1,385,000	1,387,825

				18,005,210

Tax Revenue: 0.13%
Michigan Finance Authority Series 2014B	5.00	7-1-2032	3,000,000	3,342,840

Water & Sewer Revenue: 0.78%
Detroit MI Water & Sewage Department Series A	5.00	7-1-2022	1,000,000	1,087,650
Michigan Financial Authority Great Lakes Water Authority Series C-3 (AGM Insured)	5.00	7-1-2031	3,000,000	3,446,820
Michigan Financial Authority Local Government Loan Program Series C7 (National Insured)	5.00	7-1-2022	2,000,000	2,173,240
Michigan Financial Authority Local Government Loan Program Series D1 (AGM Insured)	5.00	7-1-2022	2,700,000	2,953,368
Michigan Financial Authority Local Government Loan Program Series D1 (AGM Insured)	5.00	7-1-2023	2,000,000	2,260,380
Michigan Financial Authority Local Government Loan Program Series D6 (National Insured)	5.00	7-1-2022	2,080,000	2,260,170
Michigan Financial Authority Local Government Loan Program Series D6 (National Insured)	5.00	7-1-2023	3,670,000	4,111,611
Michigan Financial Authority Local Government Loan Program Series D6 (National Insured)	5.00	7-1-2024	2,130,000	2,448,669

				20,741,908

				68,531,504

The accompanying notes are an integral part of these financial statements.

Wells Fargo Strategic Municipal Bond Fund  |  21

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Minnesota: 0.53%

Education Revenue: 0.07%
Cologne MN Charter School Lease Academy Project Series 2014A	4.00%	7-1-2023	$260,000	$271,729
St. Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Project Series A	4.75	9-1-2022	490,000	502,054
St. Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Project Series A	5.00	9-1-2026	1,000,000	1,098,360

				1,872,143

Health Revenue: 0.39%
Shakopee MN Senior Housing Revenue Benedictine Living Community LLC Project 144A	5.85	11-1-2058	5,500,000	5,853,210
St. Paul MN Housing & RDA HealthEast Care System Project Series 2015A	5.25	11-15-2028	1,505,000	1,558,036
St. Paul MN Housing & RDA HealthEast Care System Project Series 2015A	5.25	11-15-2035	2,850,000	2,950,434

				10,361,680

Housing Revenue: 0.07%
Oak Park Heights MN Boutwells Landing Project Series 2005 (FHLMC LIQ) ø	1.62	11-1-2035	1,800,000	1,800,000

				14,033,823

Mississippi: 0.19%

Health Revenue: 0.19%
Mississippi HFFA Baptist Health System Series A (SIFMA Municipal Swap +1.30%) ±	2.91	8-15-2036	5,000,000	5,003,550

Missouri: 1.05%

Education Revenue: 0.19%
Missouri State HEFAR Webster University Project	5.00	4-1-2022	500,000	527,325
Missouri State HEFAR Webster University Project	5.00	4-1-2023	450,000	484,250
Missouri State HEFAR Webster University Project	5.00	4-1-2024	2,820,000	3,091,397
Missouri State HEFAR Webster University Project	5.00	4-1-2025	350,000	390,194
Missouri State HEFAR Webster University Project	5.00	4-1-2026	500,000	565,350

				5,058,516

Health Revenue: 0.04%
Lees Summit MO IDA Senior Living Facilities Revenue Series A	5.00	8-15-2020	1,075,000	1,091,383

Miscellaneous Revenue: 0.56%
Branson MO IDA Branson Shoppes Series A	3.00	11-1-2021	1,055,000	1,064,727
Branson MO IDA Branson Shoppes Series A	4.00	11-1-2022	350,000	362,586
Branson MO IDA Branson Shoppes Series A	4.00	11-1-2023	750,000	782,153
Kansas City MO IDA International Airport Terminal Modernization Project Series B	5.00	3-1-2028	3,000,000	3,696,870
Kansas City MO IDA International Airport Terminal Modernization Project Series B	5.00	3-1-2030	2,000,000	2,485,760
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	3.00	3-1-2020	900,000	901,944
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	4.00	3-1-2021	930,000	952,627
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	4.00	3-1-2022	970,000	1,011,409
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	4.00	3-1-2023	1,010,000	1,068,166
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	5.00	3-1-2024	1,000,000	1,108,050
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	5.00	3-1-2025	1,105,000	1,242,274

				14,676,566

The accompanying notes are an integral part of these financial statements.

22  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax Revenue: 0.11%
Arnold MO Real Property Arnold Triangle Redevelopment Project Series A	3.75%	5-1-2023	$920,000	$936,992
Lees Summit MO Summit Fair Project Series 2017 144A	3.50	11-1-2023	470,000	474,775
Richmond Heights MO Francis Place Redevelopment Project	5.63	11-1-2025	1,360,000	1,360,748

				2,772,515

Water & Sewer Revenue: 0.15%
Kansas City MO Sanitation Sewer System Revenue Series B	5.00	1-1-2020	400,000	400,000
Kansas City MO Sanitation Sewer System Revenue Series B	5.00	1-1-2021	575,000	597,235
Kansas City MO Sanitation Sewer System Revenue Series B	5.00	1-1-2023	805,000	897,438
Kansas City MO Sanitation Sewer System Revenue Series B	5.00	1-1-2025	810,000	961,632
Kansas City MO Sanitation Sewer System Revenue Series B	5.00	1-1-2027	700,000	869,792
Kansas City MO Sanitation Sewer System Revenue Series B	5.00	1-1-2028	275,000	348,673

				4,074,770

				27,673,750

Nebraska: 0.91%

Utilities Revenue: 0.91%
Central Plains Energy Nebraska Gas Project #3 Series A	5.00	9-1-2025	3,290,000	3,830,317
Central Plains Energy Nebraska Gas Project #3 Series A	5.00	9-1-2026	3,750,000	4,427,663
Central Plains Energy Nebraska Gas Project #3 Series A	5.00	9-1-2027	1,000,000	1,202,010
Central Plains Energy Nebraska Project Gas Supply	4.00	12-1-2049	13,000,000	14,546,740

				24,006,730

Nevada: 0.06%

Tax Revenue: 0.06%
Sparks NV Tourism Improvement District #1 Senior Revenue Refunding Sales Tax Anticipation Notes 144A	2.50	6-15-2024	1,460,000	1,477,622

New Hampshire: 0.24%

Health Revenue: 0.24%
New Hampshire Covenant Health Systems Series B	5.00	7-1-2028	6,400,000	6,449,344

New Jersey: 4.69%

Airport Revenue: 0.50%
New Jersey EDA Refunding Bonds Port Newark Container	5.00	10-1-2025	2,750,000	3,208,755
New Jersey EDA Refunding Bonds Port Newark Container	5.00	10-1-2026	2,130,000	2,524,412
New Jersey EDA Refunding Bonds Port Newark Container	5.00	10-1-2027	1,675,000	2,014,673
South Jersey NJ Port Corporation Marine Terminal Series R	4.00	1-1-2022	1,600,000	1,658,064
South Jersey NJ Port Corporation Marine Terminal Series S-2	5.00	1-1-2023	1,665,000	1,809,888
South Jersey NJ Port Corporation Marine Terminal Series S-2	5.00	1-1-2024	1,750,000	1,946,350

				13,162,142

Education Revenue: 0.29%
New Jersey Higher Education Student Assistance Authority Series 2014-1A-1	5.00	12-1-2021	2,250,000	2,402,573
New Jersey Higher Education Student Assistance Authority Series 2017-1B	5.00	12-1-2020	2,250,000	2,324,295
New Jersey Higher Education Student Assistance Authority Series 2017-1B	5.00	12-1-2021	2,815,000	3,005,885

				7,732,753

GO Revenue: 0.22%
Newark NJ Taxable BAN ECIA Property Acquisition	3.95	2-27-2020	5,500,000	5,516,610
Paterson NJ General Improvement (AGM Insured)	5.00	6-15-2020	400,000	400,948

				5,917,558

The accompanying notes are an integral part of these financial statements.

Wells Fargo Strategic Municipal Bond Fund  |  23

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing Revenue: 0.38%
New Jersey Housing & Mortgage Finance Agency Multifamily Series C	2.41%	10-1-2021	$10,000,000	$10,076,600

Industrial Development Revenue: 0.11%
New Jersey EDA Elite Pharmaceuticals Project Series A	6.50	9-1-2030	355,000	328,073
New Jersey EDA The Goethals Bridge Replacement Project	5.00	7-1-2020	500,000	508,590
New Jersey EDA The Goethals Bridge Replacement Project	5.00	1-1-2021	585,000	605,071
New Jersey EDA The Goethals Bridge Replacement Project	5.00	7-1-2021	900,000	946,170
New Jersey EDA The Goethals Bridge Replacement Project	5.00	1-1-2023	400,000	440,268

				2,828,172

Miscellaneous Revenue: 1.21%
New Jersey EDA Motor Vehicle Surcharge Revenue Refunding Bond Series A	3.13	7-1-2029	8,450,000	8,574,891
New Jersey EDA Motor Vehicle Surcharge Revenue Refunding Bond Series A	3.38	7-1-2030	9,705,000	10,007,505
New Jersey EDA School Facilities Construction Project Prerefunded Bond Series EE	5.50	9-1-2021	2,025,000	2,125,076
New Jersey EDA School Facilities Construction Project Series EE	5.25	9-1-2025	1,800,000	1,878,228
New Jersey EDA School Facilities Construction Project Series K (Ambac Insured)	5.25	12-15-2020	3,000,000	3,108,900
New Jersey EDA School Facilities Construction Project Series NN (AGM Insured)	5.00	3-1-2024	1,645,000	1,822,413
New Jersey EDA School Facilities Construction Refunding Bond Project Series I (SIFMA Municipal Swap +1.25%) ±	2.86	9-1-2025	4,500,000	4,495,725

				32,012,738

Tax Revenue: 0.26%
Gardens NJ Preservation Trust Open & Farmland Series A (AGM Insured)	5.75	11-1-2028	5,000,000	6,258,350
New Jersey EDA School Facilities Construction Project Unrefunded Bond Series EE	5.50	9-1-2021	750,000	785,370

				7,043,720

Transportation Revenue: 1.51%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2026	12,000,000	10,187,040
New Jersey TTFA Series A	5.00	6-15-2022	4,815,000	5,080,788
New Jersey TTFA Series A	5.00	12-15-2025	1,000,000	1,169,270
New Jersey TTFA Series A	5.00	12-15-2028	1,500,000	1,808,745
New Jersey TTFA Series A	5.25	12-15-2020	1,900,000	1,968,970
New Jersey TTFA Series A	5.25	6-15-2022	2,785,000	2,950,791
New Jersey TTFA Series AA	5.00	6-15-2023	1,350,000	1,458,999
New Jersey TTFA Series AA	5.00	6-15-2023	4,665,000	5,191,212
New Jersey TTFA Series B	5.00	6-15-2020	2,150,000	2,184,680
New Jersey TTFA Series D	5.00	12-15-2023	6,960,000	7,851,298

				39,851,793

Water & Sewer Revenue: 0.21%
New Jersey EDA	2.20	10-1-2039	5,500,000	5,475,250

				124,100,726

New York: 5.06%

Airport Revenue: 1.42%
Port Authority of New York & New Jersey Consolidated Bonds Series 172	5.00	10-1-2027	5,000,000	5,386,600
Port Authority of New York & New Jersey Consolidated Bonds Series 185	5.00	9-1-2028	5,000,000	5,756,400
Port Authority of New York & New Jersey Consolidated Bonds Series 207	5.00	9-15-2027	21,270,000	26,331,197

				37,474,197

The accompanying notes are an integral part of these financial statements.

24  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education Revenue: 0.36%
Albany NY IDA Foundation State University Project Series A ø	1.85%	7-1-2032	$2,520,000	$2,520,000
Build New York City Resource Corporation Bronx Charter School for International Cultures & Arts Series A	3.88	4-15-2023	800,000	818,848
Hempstead Town NY Local Development Corporation Academy Charter School Project Series A	5.45	2-1-2027	2,880,000	3,144,499
Hempstead Town NY Local Development Corporation Academy Charter School Project Series A	6.47	2-1-2033	1,435,000	1,662,390
New York NY IDA Civic Facility Stars Churchill School Center Project (AGC Insured) ø	2.25	10-1-2029	1,425,000	1,425,000

				9,570,737

Health Revenue: 0.54%
Monroe County NY Industrial Development Corporation Unity Hospital Rochester Project (FHA Insured)	4.20	8-15-2025	7,195,000	7,211,333
New York Dormitory Authority Non-State Supported Debt Northwell Health Obligated Group	5.00	5-1-2048	6,000,000	7,068,360

				14,279,693

Housing Revenue: 0.53%
East Rochester NY Housing Authority Home Good Sheperd Project Series A (Royal Bank of Scotland LOC) ø	1.74	12-1-2036	2,420,000	2,420,000
New York HFA Affordable Housing Project Series M (GNMA/FNMA/FHLMC Insured)	2.00	5-1-2021	9,375,000	9,447,375
New York HFA Affordable Housing Project Series M (GNMA/FNMA/FHLMC Insured)	2.00	5-1-2021	2,250,000	2,267,370

				14,134,745

Industrial Development Revenue: 0.56%
New York Liberty Development Corporation Refunding Bond	2.80	9-15-2069	2,000,000	2,015,020
New York Transportation Development Corporation Special Facilities Bonds Series 2018	5.00	1-1-2025	11,030,000	12,740,532

				14,755,552

Miscellaneous Revenue: 0.05%
New York Tender Option Bond Trust Receipts/Floater Certificates Series 2019-BAML3002 (Bank of America NA LIQ) 144Aø	1.69	1-15-2056	1,286,013	1,286,013

Tobacco Revenue: 0.02%
Suffolk County NY Tobacco Asset Securitization Corporation	5.00	6-1-2020	625,000	632,444

Transportation Revenue: 1.20%
New York Metropolitan Transportation Authority Subordinate Bond Series D (1 Month LIBOR +0.65%) ±	1.80	11-1-2035	17,235,000	17,251,546
New York Triborough Bridge & Tunnel Authority Series B (U.S. SOFR +0.50%) ±	1.52	11-15-2038	14,500,000	14,500,725

				31,752,271

Water & Sewer Revenue: 0.38%
New York NY Municipal Water Finance Series B1-A (Sumitomo Mitsui Banking SPA) ø	1.58	6-15-2024	10,000,000	10,000,000

				133,885,652

The accompanying notes are an integral part of these financial statements.

Wells Fargo Strategic Municipal Bond Fund  |  25

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
North Carolina: 0.72%

Housing Revenue: 0.69%
Wake County NC Housing Authority Sunnybrook Pointe Apartments	1.45%	12-1-2020	$18,100,000	$18,099,095

Industrial Development Revenue: 0.03%
Columbus County NC Industrial Facilities and PCFA Refunding Bonds Recovery Zone Facility International Paper Company Project	2.00	11-1-2033	850,000	857,446

				18,956,541

North Dakota: 0.47%

GO Revenue: 0.47%
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2025	960,000	1,136,381
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2026	1,115,000	1,348,113
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2027	1,170,000	1,441,311
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2028	1,225,000	1,534,043
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2029	1,290,000	1,607,172
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2030	1,355,000	1,678,073
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2031	1,420,000	1,749,298
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2032	1,490,000	1,828,558

				12,322,949

Ohio: 1.88%

Education Revenue: 0.08%
Portage County OH Port Authority Northeast Ohio Medical University Project	5.00	12-1-2026	1,980,000	2,101,889

Health Revenue: 0.64%
Akron OH Bath and Copley Joint Township Hospital District	5.00	1-1-2031	2,000,000	2,149,340
Allen County OH Hospital Facilities Revenue Bonds Series B	5.00	8-1-2047	2,500,000	2,711,650
Hamilton County OH Healthcare Series 2017	3.00	1-1-2022	465,000	474,412
Montgomery County OH Hospital Refunding Bonds Facilities Premier Health Partners	5.00	11-15-2033	4,000,000	4,917,600
Montgomery County OH Hospital Refunding Bonds Facilities Premier Health Partners	5.00	11-15-2034	5,460,000	6,694,124

				16,947,126

Housing Revenue: 0.55%
Ohio HFA MFHR Chadwick Place & Union Square Apartments	1.60	1-1-2022	3,130,000	3,133,631
Ohio HFA MFHR Terrace Towers Apartments Project	1.45	6-1-2022	11,525,000	11,533,298

				14,666,929

Resource Recovery Revenue: 0.19%
Ohio Air Quality Development Authority Revenue Refunding Bonds AMT American Electric Power Company	2.10	12-1-2027	4,930,000	4,953,319

Utilities Revenue: 0.16%
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Project Series A	3.25	9-1-2029	4,000,000	4,127,920

Water & Sewer Revenue: 0.26%
Columbus OH Sewerage System	5.00	6-1-2031	5,825,000	6,785,892

				49,583,075

The accompanying notes are an integral part of these financial statements.

26  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oklahoma: 0.62%

Education Revenue: 0.18%
Oklahoma Development Finance Authority Revenue Refunding Bonds Oklahoma City University Project	5.00%	8-1-2025	$925,000	$1,066,599
Oklahoma Development Finance Authority Revenue Refunding Bonds Oklahoma City University Project	5.00	8-1-2026	975,000	1,141,033
Oklahoma Development Finance Authority Revenue Refunding Bonds Oklahoma City University Project	5.00	8-1-2027	685,000	811,752
Oklahoma Development Finance Authority Revenue Refunding Bonds Oklahoma City University Project	5.00	8-1-2028	715,000	855,197
Oklahoma Development Finance Authority Revenue Refunding Bonds Oklahoma City University Project	5.00	8-1-2029	755,000	907,570

				4,782,151

Miscellaneous Revenue: 0.26%
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	4.00	9-1-2028	2,500,000	2,860,050
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	5.00	9-1-2024	890,000	1,019,949
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	5.00	9-1-2025	855,000	1,000,427
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	5.00	9-1-2026	1,810,000	2,150,714

				7,031,140

Tax Revenue: 0.18%
Tulsa OK Public Facilities Authority Capital Improvements	4.00	10-1-2027	4,050,000	4,670,784

				16,484,075

Oregon: 0.42%

Health Revenue: 0.42%
Multnomah County OR Hospital Facilities Authority Revenue Refunding Bonds Adventist Health System/West	5.00	3-1-2040	9,500,000	11,002,805

Other: 0.13%

Miscellaneous Revenue: 0.13%
FHLMC Multiclass Mortgage Certificate of Participation Series M012 Class A1A øø	1.60	8-15-2051	3,128,427	3,153,955
Public Housing Capital Fund Trust II (Department of Housing and Urban Development Insured) 144A	4.50	7-1-2022	418,785	424,975

				3,578,930

Pennsylvania: 6.14%

Education Revenue: 1.00%
Chester County PA IDA Avon Grove Charter School Project Series 2017A	4.00	12-15-2027	1,910,000	2,034,341
Chester County PA IDA Collegium Charter School Project Series A	3.70	10-15-2022	1,150,000	1,158,372
Lycoming County PA Authority Association of Independent Colleges & Universities of Pennsylvania Financing Program	2.00	11-1-2035	3,000,000	3,000,000
Montgomery County PA HEFAR Arcadia University	5.00	4-1-2022	1,575,000	1,682,762
Montgomery County PA HEFAR Arcadia University	5.00	4-1-2023	1,555,000	1,703,425
Pennsylvania HEFAR Thomas Jefferson University Series B ø	1.78	9-1-2045	9,440,000	9,440,000
Philadelphia PA IDA Charter School Project Series 2016B	4.88	8-1-2026	1,960,000	2,064,056
Philadelphia PA IDA Charter School Project Series A	4.50	8-1-2026	3,005,000	3,175,414
Philadelphia PA IDA for Independence Charter School	4.00	6-15-2029	350,000	359,839

The accompanying notes are an integral part of these financial statements.

Wells Fargo Strategic Municipal Bond Fund  |  27

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Education Revenue (continued)
Philadelphia PA IDA Tacony Academy Christian School Project Series A-1	6.25%	6-15-2023	$520,000	$552,240
Philadelphia PA IDA University of the Arts Series 2017 144A	5.00	3-15-2021	1,205,000	1,230,136

				26,400,585

GO Revenue: 1.54%
Allegheny County PA Penn Hills Schools District Series 2015 (BAM Insured)	5.00	11-15-2022	340,000	372,341
Allegheny County PA Penn Hills Schools District Series 2015 (BAM Insured)	5.00	11-15-2023	1,025,000	1,154,488
Armstrong PA School District Refunding Bonds Series A (BAM Insured)	5.00	3-15-2027	745,000	908,811
Armstrong PA School District Refunding Bonds Series A (BAM Insured)	5.00	3-15-2028	1,120,000	1,389,674
Armstrong PA School District Refunding Bonds Series A (BAM Insured)	5.00	3-15-2029	920,000	1,160,083
Armstrong PA School District Refunding Bonds Series A (BAM Insured)	5.00	3-15-2030	1,800,000	2,257,200
Bristol Township PA School District	5.25	6-1-2031	6,990,000	7,778,682
Philadelphia PA School District Series B	3.13	9-1-2020	200,000	202,486
Philadelphia PA School District Series D	5.00	9-1-2021	2,000,000	2,121,520
Philadelphia PA School District Series D	5.00	9-1-2022	3,565,000	3,907,703
Philadelphia PA School District Series E	5.25	9-1-2022	2,995,000	3,074,996
Philadelphia PA School District Series E	5.25	9-1-2023	5,770,000	5,924,117
Philadelphia PA School District Series F	5.00	9-1-2022	5,000,000	5,480,650
Scranton PA School District Series A	5.00	6-1-2024	750,000	852,015
Scranton PA School District Series A	5.00	6-1-2025	1,000,000	1,163,220
Scranton PA School District Series B (National Insured)	5.00	6-1-2024	665,000	755,453
Scranton PA School District Series B (National Insured)	5.00	6-1-2025	710,000	825,886
Scranton PA Series 2017 144A	5.00	9-1-2023	1,355,000	1,479,199

				40,808,524

Health Revenue: 0.81%
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (SIFMA Municipal Swap +1.50%) ±	3.11	11-1-2039	8,850,000	8,940,890
Bucks County PA IDA Hospital St. Lukes University Health Network	4.00	8-15-2031	750,000	850,335
Bucks County PA IDA Hospital St. Lukes University Health Network	4.00	8-15-2032	1,390,000	1,562,847
Fulton County PA IDA Medical Center Project	2.40	7-1-2020	810,000	811,069
Montgomery County PA Higher Education & Health Authority Series 2018D ø	1.78	9-1-2050	4,200,000	4,200,000
Montgomery County PA Higher Education & Health Authority Thomas Jefferson University Series C (SIFMA Municipal Swap +0.72%) ±	2.33	9-1-2051	3,500,000	3,500,000
Quakertown PA Health Facilities Authority Series A	3.13	7-1-2021	1,500,000	1,499,025

				21,364,166

Housing Revenue: 0.53%
Pennsylvania HFA Single Family Series 128A	4.75	4-1-2033	1,815,000	1,994,631
Pennsylvania HFA Special Limited Obligation MFHR Development Episcopal House	1.38	12-1-2022	12,000,000	11,999,640

				13,994,271

Industrial Development Revenue: 0.76%
Montgomery County PA IDA Peco Energy Company Project Series A	2.60	3-1-2034	8,500,000	8,575,225
Montgomery County PA IDA Peco Energy Company Project Series B	2.55	6-1-2029	10,340,000	10,395,319
Pennsylvania State Economic Development Financial Authority Solid Waste Disposal CarbonLite P LLC Project 144A	5.25	6-1-2026	1,000,000	1,036,610

				20,007,154

Miscellaneous Revenue: 0.49%
Delaware Valley PA Regional Finance Authority Local Government Series A (Ambac Insured)	5.50	8-1-2028	8,385,000	10,656,413
Delaware Valley PA Regional Finance Authority Local Government Series B (Ambac Insured)	5.70	7-1-2027	1,780,000	2,240,931

The accompanying notes are an integral part of these financial statements.

28  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Miscellaneous Revenue (continued)
Delaware Valley PA Regional Finance Authority Local Government Series C (Ambac Insured)	7.75%	7-1-2027	$125,000	$176,423

				13,073,767

Transportation Revenue: 0.51%
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00	9-1-2027	570,000	658,561
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00	9-1-2028	590,000	675,361
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00	9-1-2029	410,000	466,769
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00	9-1-2030	425,000	480,837
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00	9-1-2031	440,000	495,136
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00	9-1-2032	460,000	515,798
Pennsylvania Turnpike Commission Series B (SIFMA Municipal Swap +1.27%) ±	2.88	12-1-2020	10,000,000	10,046,000

				13,338,462

Water & Sewer Revenue: 0.50%
Luzerne County PA IDA Revenue Refunding Bonds AMT Pennsylvania American Water Company Project	2.45	12-1-2039	3,250,000	3,268,103
Pittsburgh PA Water & Sewer Authority Series C (1 Month LIBOR +0.64%) (AGM Insured) ±	1.89	9-1-2040	10,000,000	10,003,100

				13,271,203

				162,258,132

Rhode Island: 0.08%

Housing Revenue: 0.00%
Rhode Island Housing & Mortgage Finance	6.50	4-1-2027	15,000	15,050

Miscellaneous Revenue: 0.08%
Providence RI RDA Series A	5.00	4-1-2022	1,940,000	2,071,396

				2,086,446

South Carolina: 0.71%

Education Revenue: 0.02%
South Carolina Jobs EDA York Preparatory Academy Project Series A	5.75	11-1-2023	575,000	597,408

Health Revenue: 0.27%
South Carolina Jobs EDA Prisma Health Obligated Group Series C ø	1.77	5-1-2048	7,000,000	7,000,000

Miscellaneous Revenue: 0.20%
Berkeley County SC Assessment Revenue Bonds Nexton Improvement District	4.00	11-1-2030	425,000	428,451
Lee County SC School Facilities Incorporated (AGM Insured)	2.00	6-1-2020	185,000	185,444
Lee County SC School Facilities Incorporated (AGM Insured)	4.00	12-1-2020	375,000	383,756
South Carolina Transportation Infrastructure Refunding Bonds Series A	5.00	10-1-2032	4,025,000	4,295,400

				5,293,051

Resource Recovery Revenue: 0.14%
South Carolina Jobs EDA Solid Waste Disposal RePower South Berkeley LLC 144A	5.25	2-1-2027	3,310,000	3,417,211
South Carolina State Economic Development Jobs	6.00	2-1-2020	260,000	259,971

				3,677,182

The accompanying notes are an integral part of these financial statements.

Wells Fargo Strategic Municipal Bond Fund  |  29

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities Revenue: 0.08%
Patriots Energy Group Financing Agency South Carolina Series A	4.00%	10-1-2048	$2,050,000	$2,234,787

				18,802,428

South Dakota: 0.33%

Health Revenue: 0.33%
South Dakota HEFA Avera Health Series A	5.00	7-1-2033	7,675,000	8,783,500

Tennessee: 0.70%

Utilities Revenue: 0.70%
Tennessee Energy Acquisition Corporation Gas Project	4.00	11-1-2049	2,125,000	2,361,980
Tennessee Energy Acquisition Corporation Series A	4.00	5-1-2048	12,140,000	12,994,535
Tennessee Energy Acquisition Corporation Series B	5.63	9-1-2026	925,000	1,127,945
Tennessee Energy Acquisition Corporation Series C	5.00	2-1-2020	2,000,000	2,005,480

				18,489,940

Texas: 12.67%

Airport Revenue: 1.58%
Dallas Fort Worth TX International Airport Improvement Bonds AMT Series H	5.00	11-1-2032	9,175,000	9,735,960
Dallas Fort Worth TX International Airport Improvement Bonds AMT Series H	5.00	11-1-2037	22,000,000	23,308,120
Dallas Fort Worth TX International Airport Refunding Bonds AMT Series A	5.00	11-1-2032	3,375,000	3,774,668
Dallas Fort Worth TX International Airport Refunding Bonds AMT Series E	5.00	11-1-2032	1,970,000	2,029,790
Houston TX Airport System Subordinate Refunding Bonds AMT Series A	5.00	7-1-2031	2,750,000	2,970,605

				41,819,143

Education Revenue: 1.21%
Alamo TX Community College District Various Financing System	1.70	11-1-2042	4,300,000	4,300,731
Arlington TX Higher Education Finance Corporate Education Series A	4.00	6-15-2026	530,000	537,457
Austin TX Community College District Series A	4.00	2-1-2023	320,000	346,749
Clifton TX Higher Education Finance Corporation International Leadership Series 2015A	4.63	8-15-2025	8,905,000	9,565,573
Clifton TX Higher Education Finance Corporation Uplift Education Series 2018D	5.00	8-15-2025	6,565,000	7,372,298
Clifton TX Higher Education Finance Corporation Uplift Education Series A	4.00	12-1-2025	2,835,000	2,995,574
New Hope TX Cultural Education Facilities Finance Corporation Jubilee Academic Center 144A	3.38	8-15-2021	1,070,000	1,079,470
Newark TX Higher Educational Finance Corporation Charter Schools Incorporated Series 2015 A 144A	4.63	8-15-2025	1,360,000	1,452,725
North Texas Higher Education Authority Incorporated Student Loan Series 2 Class A (3 Month LIBOR +1.00%) ±	3.10	4-1-2037	1,225,000	1,230,880
Texas PFA Southern University Financing System (BAM Insured)	5.00	11-1-2020	1,715,000	1,763,003
Texas PFA Southern University Financing System (BAM Insured)	5.00	11-1-2021	1,275,000	1,352,278

				31,996,738

GO Revenue: 6.27%
Boerne TX Independent School District Refunding Bonds	5.00	2-1-2026	1,335,000	1,620,196
Boerne TX Independent School District Refunding Bonds	5.00	2-1-2027	1,955,000	2,426,292
Boerne TX Independent School District Refunding Bonds	5.00	2-1-2028	1,525,000	1,931,458
Boerne TX Independent School District Refunding Bonds	5.00	2-1-2029	1,530,000	1,972,920
Brazosporight TX Independent School District School Building Series A	4.00	2-15-2029	2,355,000	2,726,925
Cypress-Fairbanks TX Independent School District Series A-1	2.13	2-15-2027	7,000,000	7,094,430
Denton TX Independent School District Refunding Bonds Series B	5.00	8-15-2032	5,000,000	5,468,700

The accompanying notes are an integral part of these financial statements.

30  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

GO Revenue (continued)
Grapevine Colleyville TX Independent School Building	5.00%	8-15-2034	$2,890,000	$3,405,056
Grapevine Colleyville TX Independent School Building	5.00	8-15-2035	1,600,000	1,881,552
Houston TX Public Improvement Refunding Bonds Series A	4.00	3-1-2031	10,110,000	10,933,055
Katy TX Independent School District Series 2016A	5.00	2-15-2023	1,415,000	1,582,437
Leander TX Independent School District CAB Bonds Series 2014C ¤	0.00	8-15-2035	2,975,000	1,610,606
Northside TX Independent School District Building Bonds Series 2018	2.75	8-1-2048	11,275,000	11,813,156
Northwest TX Independent School District Refunding Bonds	5.00	2-15-2032	1,750,000	2,039,170
Pearland TX Permanent Improvement Series 2015	5.00	3-1-2021	1,000,000	1,044,500
San Antonio TX General Improvement	4.00	8-1-2032	7,360,000	8,551,290
Texas Tax Revenue Anticipation Notes	4.00	8-27-2020	36,500,000	37,181,455
Texas Transportation Commission Mobility Fund Refunding Bonds Series A ##	5.00	10-1-2030	40,760,000	47,476,001
Texas Transportation Commission Mobility Fund Series B (SIFMA Municipal Swap +0.30%) ±	1.91	10-1-2041	15,000,000	15,001,350

				165,760,549

Health Revenue: 0.28%
Mesquite TX Health Facilities Development Corporation Christian Care Centers Incorporated Project Series 2016	5.00	2-15-2020	810,000	811,320
Mesquite TX Health Facilities Development Corporation Christian Care Centers Incorporated Project Series 2016	5.00	2-15-2021	560,000	564,872
New Hope TX Cultural Education Facilities Finance Corporation Hospital Series 2017A	5.00	8-15-2024	1,000,000	1,165,020
New Hope TX Cultural Education Facilities Finance Corporation Hospital Series 2017A	5.00	8-15-2026	2,000,000	2,445,360
New Hope TX Cultural Education Facilities Finance Corporation Presbyterian Village North Project	5.00	10-1-2020	680,000	691,778
New Hope TX Cultural Education Facilities Finance Corporation Presbyterian Village North Project	5.00	10-1-2023	1,570,000	1,693,653

				7,372,003

Housing Revenue: 0.15%
New Hope TX Cultural Education Facilities Finance Corporation Student Housing Tarleton State University Project	5.38	4-1-2028	1,845,000	2,011,788
New Hope TX ECFA Collegiate Housing Tarleton State University Series A	4.00	4-1-2020	185,000	185,905
New Hope TX ECFA Collegiate Housing Tarleton State University Series A	4.00	4-1-2021	310,000	317,307
New Hope TX ECFA Collegiate Housing Tarleton State University Series A	4.00	4-1-2022	870,000	905,026
New Hope TX ECFA Collegiate Housing Tarleton State University Series A	5.00	4-1-2025	480,000	537,144

				3,957,170

Industrial Development Revenue: 0.35%
Austin Convention Enterprises Incorporated Series 2017B	5.00	1-1-2020	500,000	500,000
Austin Convention Enterprises Incorporated Series 2017B	5.00	1-1-2021	500,000	516,505
Houston TX Airport System Refunding Bond United Airlines Incorporated Terminal E Project	4.50	7-1-2020	8,150,000	8,263,122

				9,279,627

Miscellaneous Revenue: 0.44%
Lewisville TX Combination Contract Revenue Special Assessment Bonds Utility System 144A	8.00	9-1-2039	1,895,000	2,011,543
Lewisville TX Combination Contract Revenue Special Assessment Bonds Utility System 144A	8.00	9-1-2039	1,775,000	1,884,163
Lower Colorado River Authority Texas Transmission Contract LCRA Transmission Services Corporation	5.00	5-15-2028	1,650,000	1,891,940
Texas Transportation Commission Highway Improvement	5.00	4-1-2027	3,010,000	3,469,687

The accompanying notes are an integral part of these financial statements.

Wells Fargo Strategic Municipal Bond Fund  |  31

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Miscellaneous Revenue (continued)
Wood Glen TX Housing Finance Corporation Mortgage Copperwood Project Series A (National/FHA Insured)	7.65%	7-1-2022	$2,125,000	$2,342,451

				11,599,784

Resource Recovery Revenue: 0.40%
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series B ø	1.70	4-1-2040	4,100,000	4,100,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series C ø	1.70	4-1-2040	400,000	400,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series E ø	1.70	11-1-2040	6,000,000	6,000,000

				10,500,000

Transportation Revenue: 1.00%
Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2021	1,000,000	1,034,220
Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2023	500,000	553,355
Texas Private Activity Bond Surface Transportation Corporation Senior Lien LBJ Infrastructure Group LLC	7.00	6-30-2040	1,250,000	1,283,000
Texas Private Activity Bond Surface Transportation Corporation Senior Lien Revenue Refunding Notes Mobility	5.00	12-31-2032	2,000,000	2,495,660
Texas Private Activity Bond Surface Transportation Corporation Senior Lien Revenue Refunding Notes Mobility	5.00	12-31-2033	3,000,000	3,731,310
Texas Tender Option Bond Trust Receipts/Floater Certificates Series 2015-XM0085 (Barclays Bank plc LIQ) 144Aø	1.76	7-1-2021	17,500,000	17,500,000

				26,597,545

Utilities Revenue: 0.24%
San Antonio TX Electric & Gas Systems Junior Lien Refunding Bond	2.75	2-1-2048	6,000,000	6,245,640

Water & Sewer Revenue: 0.75%
Dallas TX Waterworks Refunding Bonds Series A	5.00	10-1-2029	16,225,000	19,802,613

				334,930,812

Utah: 0.22%

Airport Revenue: 0.16%
Salt Lake City UT Airport Revenue Bonds AMT Series 2018A	5.00	7-1-2029	1,000,000	1,234,490
Salt Lake City UT Airport Revenue Bonds AMT Series 2018A	5.00	7-1-2031	2,500,000	3,055,700

				4,290,190

Education Revenue: 0.06%
Utah Charter School Finance Authority Ronald Wilson Reagan Academy Project Series A 144A	3.50	2-15-2026	1,445,000	1,466,762

				5,756,952

Vermont: 0.39%

Education Revenue: 0.39%
Vermont Student Assistance Corporation Series A	5.00	6-15-2021	1,800,000	1,887,876
Vermont Student Assistance Corporation Series A	5.00	6-15-2022	550,000	594,308
Vermont Student Assistance Corporation Series A	5.00	6-15-2023	1,200,000	1,332,372
Vermont Student Assistance Corporation Series B (1 Month LIBOR +1.00%) ±	2.71	6-2-2042	6,570,309	6,530,361

				10,344,917

The accompanying notes are an integral part of these financial statements.

32  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Virginia: 2.29%

Health Revenue: 0.03%
Prince William County VA IDA Westminster at Lake Ridge Series 2016	2.25%	1-1-2020	$910,000	$910,000

Miscellaneous Revenue: 0.27%
Westmoreland County VA IDA Lease BAN High School Project	2.00	6-1-2022	7,000,000	7,093,240

Transportation Revenue: 1.10%
Chesapeake VA Bay Bridge & Tunnel District First Tier Generation Resolution	5.00	11-1-2023	20,000,000	22,670,000
Toll Road Investors Partnership II LP Series 1999B 144A¤	0.00	2-15-2029	10,000,000	6,363,351

				29,033,351

Utilities Revenue: 0.89%
Chesapeake VA EDA Poll Control Electric & Power Company Series 2008A	1.90	2-1-2032	4,250,000	4,307,843
Louisa VA Electric and Power IDA Series 2008B	2.15	11-1-2035	19,050,000	19,154,775

				23,462,618

				60,499,209

Washington: 1.79%

Airport Revenue: 0.08%
Port of Seattle WA Intermediate Lien Revenue Bonds AMT Series 2018A	5.00	5-1-2036	1,710,000	2,028,641

Education Revenue: 0.40%
University of Washington Series A	5.00	5-1-2048	10,000,000	10,671,400

GO Revenue: 0.22%
Washington State Refunding Bonds Motor Vehicle Fuel Tax %%	5.00	6-1-2027	1,120,000	1,329,194
Washington State Refunding Bonds Motor Vehicle Fuel Tax %%	5.00	6-1-2028	1,500,000	1,808,835
Washington State Refunding Bonds Motor Vehicle Fuel Tax %%	5.00	6-1-2029	1,000,000	1,223,510
Washington State Refunding Bonds Motor Vehicle Fuel Tax %%	5.00	6-1-2030	1,150,000	1,425,230

				5,786,769

Health Revenue: 0.79%
Washington HCFR Catholic Health Initiatives Series B (SIFMA Municipal Swap +1.40%) ±	3.01	1-1-2035	11,000,000	11,245,740
Washington Health Care Facilities Authority Commonspirit Health Series B3	5.00	8-1-2049	3,000,000	3,539,520
Washington Health Care Facilities Authority Fred Hutchinson Cancer Research (1 Month LIBOR +1.10%) ±	2.30	1-1-2042	6,050,000	6,120,180

				20,905,440

Housing Revenue: 0.21%
Snohomish County WA Housing Authority	5.00	4-1-2027	1,130,000	1,366,825
Snohomish County WA Housing Authority	5.00	4-1-2028	1,610,000	1,981,186
Snohomish County WA Housing Authority	5.00	4-1-2029	1,690,000	2,111,351

				5,459,362

Resource Recovery Revenue: 0.09%
Washington State EDFA Waste Management 144A	2.13	6-1-2020	2,500,000	2,502,125

				47,353,737

West Virginia: 0.43%

Miscellaneous Revenue: 0.09%
Roane County WV Building Commission Lease BAN Roane General Hospital	2.55	11-1-2021	2,250,000	2,262,083

The accompanying notes are an integral part of these financial statements.

Wells Fargo Strategic Municipal Bond Fund  |  33

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax Revenue: 0.13%
Monongalia County WV Commission Special District University Town Center Series A 144A	4.50%	6-1-2027	$3,295,000	$3,506,078

Utilities Revenue: 0.21%
West Virginia EDA Solid Waste Disposal Facilities Wheeling Power Company Mitchell Project Series A	3.00	6-1-2037	5,450,000	5,619,713

				11,387,874

Wisconsin: 4.37%

Airport Revenue: 0.06%
Wisconsin PFA Airport Series C	5.00	7-1-2022	1,605,000	1,674,176

Education Revenue: 0.26%
Corvian County WI Community School Revenue 144A	4.25	6-15-2029	1,085,000	1,121,413
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A	4.75	8-1-2023	830,000	873,824
PFA Wisconsin Charter School Revenue American Preparatory Academy 144A	4.00	7-15-2029	650,000	685,893
PFA Wisconsin Education Revenue Corvian Community School Series A 144A	4.00	6-15-2029	965,000	990,949
Pine Lake WI PFA Preparatory Series 2015 144A	4.35	3-1-2025	2,120,000	2,194,709
Wisconsin PFA Roseman University of Health Sciences Project Series 2012	5.00	4-1-2022	890,000	919,263

				6,786,051

GO Revenue: 1.46%
Eau Claire WI Area School District Refunding Bonds	5.00	4-1-2022	1,245,000	1,349,381
Eau Claire WI Area School District Refunding Bonds	5.00	4-1-2023	1,860,000	2,082,400
Eau Claire WI Area School District Refunding Bonds	5.00	4-1-2024	1,000,000	1,154,270
Wisconsin State Series A	4.00	5-1-2030	12,720,000	13,451,400
Wisconsin State Series B	5.00	5-1-2031	12,230,000	14,763,934
Wisconsin State Series B	5.00	5-1-2034	5,000,000	5,850,000

				38,651,385

Health Revenue: 1.04%
Wisconsin HEFA Bellin Memorial Hospital Series 2015	3.00	12-1-2020	745,000	755,884
Wisconsin HEFA Bellin Memorial Hospital Series 2015	5.00	12-1-2022	755,000	832,448
Wisconsin HEFA Beloit Health System Incorporated %%	5.00	7-1-2027	1,145,000	1,401,617
Wisconsin HEFA Beloit Health System Incorporated %%	5.00	7-1-2028	600,000	745,344
Wisconsin HEFA Health Care Series 2010A	5.00	6-1-2030	14,330,000	14,557,274
Wisconsin HEFA St. Camillus Health System Incorporated	5.00	11-1-2027	375,000	420,570
Wisconsin HEFA St. Camillus Health System Incorporated	5.00	11-1-2028	470,000	529,436
Wisconsin HEFA Temps 50 St. Camillus Health System Incorporated	2.25	11-1-2026	4,000,000	4,029,280
Wisconsin PFA Bancroft Neurohealth Project Series A 144A	4.00	6-1-2020	635,000	638,175
Wisconsin PFA Bancroft Neurohealth Project Series A 144A	4.00	6-1-2021	1,370,000	1,392,180
Wisconsin State HEFA Ascension Health Credit Group Series A	4.00	11-15-2034	2,000,000	2,206,280

				27,508,488

Miscellaneous Revenue: 0.21%
Monona WI Anticipation Notes Series D	3.63	9-1-2022	1,925,000	1,949,967
Wisconsin State Series 2	5.00	11-1-2029	3,000,000	3,641,550

				5,591,517

Tax Revenue: 1.03%
Wisconsin State General Fund Annual Appropriations Series A	5.00	5-1-2028	11,775,000	14,704,620
Wisconsin State General Fund Annual Appropriations Series A	5.00	5-1-2029	10,000,000	12,432,300

				27,136,920

The accompanying notes are an integral part of these financial statements.

34  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue: 0.31%
Wisconsin Clean Water Refunding Bonds Series 2012	5.00%	6-1-2023	$310,000	$349,696
Wisconsin Clean Water Refunding Bonds Series 2013	5.00	6-1-2024	2,285,000	2,577,594
Wisconsin Clean Water Refunding Bonds Series 2015	5.00	6-1-2025	3,045,000	3,540,665
Wisconsin Clean Water Refunding Bonds Series 2015	5.00	6-1-2026	1,525,000	1,773,240

				8,241,195

				115,589,732

Total Municipal Obligations (Cost $2,521,889,327)				2,589,445,008

Closed End Municipal Bond Fund Obligations: 1.13%

California: 1.13%
Nuveen California AMT-Free Quality Municipal Income Fund Variable Rate Demand Preferred Shares Series A 1.88% 144A			29,800,000	29,800,000

Total Closed End Municipal Bond Fund Obligations (Cost $29,800,000)				29,800,000

	Yield		Shares
Short-Term Investments: 0.39%

Investment Companies: 0.39%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)	1.45		10,323,019	10,327,149

Total Short-Term Investments (Cost $10,327,149)				10,327,149

Total investments in securities (Cost $2,562,016,476)	99.49%	2,629,572,157

Other assets and liabilities, net	0.51	13,560,709

Total net assets	100.00%	$2,643,132,866

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Strategic Municipal Bond Fund  |  35

Portfolio of investments—December 31, 2019 (unaudited)

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	836,527	357,855,242	(348,368,750)	10,323,019	$(2,360)	$(167)	$92,870	$10,327,149	0.39%

The accompanying notes are an integral part of these financial statements.

36  |  Wells Fargo Strategic Municipal Bond Fund

Statement of assets and liabilities—December 31, 2019 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $2,551,689,327)	$2,619,245,008
Investments in affiliated securities, at value (cost $10,327,149)	10,327,149
Cash	30,116
Receivable for investments sold	2,279,000
Receivable for Fund shares sold	5,107,537
Receivable for interest	23,273,232
Prepaid expenses and other assets	178,873

Total assets	2,660,440,915

Liabilities
Payable for investments purchased	10,924,644
Payable for Fund shares redeemed	4,180,516
Management fee payable	826,551
Dividends payable	767,721
Administration fees payable	229,487
Distribution fee payable	49,778
Trustees’ fees and expenses payable	4,224
Accrued expenses and other liabilities	325,128

Total liabilities	17,308,049

Total net assets	$2,643,132,866

Net assets consist of
Paid-in capital	$2,575,516,484
Total distributable earnings	67,616,382

Total net assets	$2,643,132,866

Computation of net asset value and offering price per share
Net assets – Class A	$567,645,669
Shares outstanding – Class A1	61,832,367
Net asset value per share – Class A	$9.18
Maximum offering price per share – Class A2	$9.56
Net assets – Class C	$75,500,437
Shares outstanding – Class C1	8,195,588
Net asset value per share – Class C	$9.21
Net assets – Class R6	$15,840,559
Shares outstanding – Class R6[1]	1,725,151
Net asset value per share – Class R6	$9.18
Net assets – Administrator Class	$145,447,656
Shares outstanding – Administrator Class[1]	15,852,010
Net asset value per share – Administrator Class	$9.18
Net assets – Institutional Class	$1,838,698,545
Shares outstanding – Institutional Class[1]	200,334,827
Net asset value per share – Institutional Class	$9.18

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/96 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Strategic Municipal Bond Fund  |  37

Statement of operations—six months ended December 31, 2019 (unaudited)

Investment income
Interest	$33,006,633
Income from affiliated securities	92,870

Total investment income	33,099,503

Expenses
Management fee	4,667,384
Administration fees
Class A	445,737
Class C	63,644
Class R6	2,074
Administrator Class	73,171
Institutional Class	704,747
Shareholder servicing fees
Class A	696,463
Class C	99,444
Administrator Class	182,928
Distribution fee
Class C	298,331
Custody and accounting fees	41,434
Professional fees	26,250
Registration fees	65,636
Shareholder report expenses	12,334
Trustees’ fees and expenses	10,804
Other fees and expenses	14,532

Total expenses	7,404,913
Less: Fee waivers and/or expense reimbursements
Administrator Class	(35,186)

Net expenses	7,369,727

Net investment income	25,729,776

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	296,251
Affiliated securities	(2,360)
Futures contracts	21,846

Net realized gains on investments	315,737

Net change in unrealized gains (losses) on
Unaffiliated securities	11,533,671
Affiiliated securities	(167)

Net change in unrealized gains (losses) on investments	11,533,504

Net realized and unrealized gains (losses) on investments	11,849,241

Net increase in net assets resulting from operations	$37,579,017

The accompanying notes are an integral part of these financial statements.

38  |  Wells Fargo Strategic Municipal Bond Fund

Statement of changes in net assets

	Six months ended December 31, 2019 (unaudited)		Year ended June 30, 2019

Operations
Net investment income		$25,729,776		$46,487,672
Net realized gains on investments		315,737		5,975,953
Net change in unrealized gains (losses) on investments		11,533,504		45,705,609

Net increase in net assets resulting from operations		37,579,017		98,169,234

Distributions to shareholders from net investment income and net realized gains
Class A		(5,460,538)		(9,763,010)
Class C		(477,299)		(1,245,785)
Class R6		(160,932)		(193,619)[1]
Administrator Class		(1,510,274)		(3,446,885)
Institutional Class		(20,203,681)		(31,841,170)

Total distributions to shareholders		(27,812,724)		(46,490,469)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	10,791,725	99,132,003	19,706,942	177,435,241
Class C	718,240	6,624,238	1,344,541	12,107,980
Class R6	1,033,435	9,480,891	2,320,780 [1]	20,830,779 [1]
Administrator Class	1,592,507	14,624,934	5,609,233	50,252,974
Institutional Class	41,302,238	379,240,506	100,346,510	902,217,837

		509,102,572		1,162,844,811

Reinvestment of distributions
Class A	540,100	4,962,451	995,585	8,956,377
Class C	43,896	404,632	120,097	1,082,404
Class R6	1,399	12,846	0 [1]	0 [1]
Administrator Class	159,424	1,463,568	373,089	3,350,926
Institutional Class	1,808,745	16,618,847	2,885,056	25,969,024

		23,462,344		39,358,731

Payment for shares redeemed
Class A	(7,251,115)	(66,582,738)	(17,937,947)	(161,039,725)
Class C	(1,540,301)	(14,202,904)	(5,379,557)	(48,528,767)
Class R6	(763,003)	(7,000,057)	(867,460)[1]	(7,804,378)[1]
Administrator Class	(2,216,749)	(20,350,137)	(11,142,539)	(99,719,756)
Institutional Class	(22,974,173)	(210,878,478)	(60,128,198)	(539,512,255)

		(319,014,314)		(856,604,881)

Net increase in net assets resulting from capital share transactions		213,550,602		345,598,661

Total increase in net assets		223,316,895		397,277,426

Net assets
Beginning of period		2,419,815,971		2,022,538,545

End of period		$2,643,132,866		$2,419,815,971

[1]	For the period from July 31, 2018 (commencement of class operations) to June 30, 2019

The accompanying notes are an integral part of these financial statements.

Wells Fargo Strategic Municipal Bond Fund  |  39

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2019 (unaudited)	Year ended June 30
CLASS A		2019	2018	2017	2016	2015
Net asset value, beginning of period	$9.14	$8.93	$8.94	$9.06	$8.90	$9.03
Net investment income	0.08	0.18	0.15	0.13	0.14	0.10
Net realized and unrealized gains (losses) on investments	0.05	0.21	0.01	(0.07)	0.18	(0.05)

Total from investment operations	0.13	0.39	0.16	0.06	0.32	0.05
Distributions to shareholders from
Net investment income	(0.08)	(0.18)	(0.15)	(0.13)	(0.14)	(0.10)
Net realized gains	(0.01)	0.00	(0.02)	(0.05)	(0.02)	(0.08)

Total distributions to shareholders	(0.09)	(0.18)	(0.17)	(0.18)	(0.16)	(0.18)
Net asset value, end of period	$9.18	$9.14	$8.93	$8.94	$9.06	$8.90
Total return[1]	1.43%	4.41%	1.82%	0.65%	3.67%	0.56%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.80%	0.82%	0.81%	0.81%	0.81%
Net expenses	0.79%	0.80%	0.82%	0.81%	0.81%	0.81%
Net investment income	1.80%	1.99%	1.69%	1.45%	1.53%	1.16%
Supplemental data
Portfolio turnover rate	6%	29%	33%	31%	53%	39%
Net assets, end of period (000s omitted)	$567,646	$528,004	$491,128	$550,965	$726,135	$635,610

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

40  |  Wells Fargo Strategic Municipal Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2019 (unaudited)	Year ended June 30
CLASS C		2019	2018	2017	2016	2015
Net asset value, beginning of period	$9.17	$8.96	$8.97	$9.09	$8.94	$9.06
Net investment income	0.05	0.11 [1]	0.08 [1]	0.07	0.07	0.04
Net realized and unrealized gains (losses) on investments	0.05	0.21	0.01	(0.07)	0.17	(0.04)

Total from investment operations	0.10	0.32	0.09	(0.00)	0.24	0.00
Distributions to shareholders from
Net investment income	(0.05)	(0.11)	(0.08)	(0.07)	(0.07)	(0.04)
Net realized gains	(0.01)	0.00	(0.02)	(0.05)	(0.02)	(0.08)

Total distributions to shareholders	(0.06)	(0.11)	(0.10)	(0.12)	(0.09)	(0.12)
Net asset value, end of period	$9.21	$9.17	$8.96	$8.97	$9.09	$8.94
Total return[2]	1.05%	3.62%	1.06%	(0.10)%	2.78%	(0.08)%
Ratios to average net assets (annualized)
Gross expenses	1.54%	1.55%	1.57%	1.56%	1.56%	1.56%
Net expenses	1.54%	1.55%	1.57%	1.56%	1.56%	1.56%
Net investment income	1.05%	1.24%	0.94%	0.72%	0.78%	0.40%
Supplemental data
Portfolio turnover rate	6%	29%	33%	31%	53%	39%
Net assets, end of period (000s omitted)	$75,500	$82,331	$115,518	$137,955	$156,560	$152,882

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Strategic Municipal Bond Fund  |  41

Financial highlights

(For a share outstanding throughout each period)

CLASS R6	Six months ended December 31, 2019 (unaudited)	Year ended June 30 2019[1]
Net asset value, beginning of period	$9.15	$8.94
Net investment income	0.10	0.20
Net realized and unrealized gains on investments	0.04	0.21

Total from investment operations	0.14	0.41
Distributions to shareholders from
Net investment income	(0.10)	(0.20)
Net realized gains	(0.01)	0.00

Total distributions to shareholders	(0.11)	0.20
Net asset value, end of period	$9.18	$9.15
Total return[2]	1.51%	4.61%
Ratios to average net assets (annualized)
Gross expenses	0.41%	0.41%
Net expenses	0.41%	0.41%
Net investment income	2.18%	2.39%
Supplemental data
Portfolio turnover rate	6%	29%
Net assets, end of period (000s omitted)	$15,841	$13,291

[1]	For the period from July 31, 2018 (commencement of class operations) to June 30, 2019

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

42  |  Wells Fargo Strategic Municipal Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2019 (unaudited)	Year ended June 30
ADMINISTRATOR CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$9.14	$8.93	$8.93	$9.06	$8.90	$9.02
Net investment income	0.09	0.19	0.16	0.14	0.15	0.12
Net realized and unrealized gains (losses) on investments	0.05	0.21	0.02	(0.08)	0.18	(0.04)

Total from investment operations	0.14	0.40	0.18	0.06	0.33	0.08
Distributions to shareholders from
Net investment income	(0.09)	(0.19)	(0.16)	(0.14)	(0.15)	(0.12)
Net realized gains	(0.01)	0.00	(0.02)	(0.05)	(0.02)	(0.08)

Total distributions to shareholders	(0.10)	(0.19)	(0.18)	(0.19)	(0.17)	(0.20)
Net asset value, end of period	$9.18	$9.14	$8.93	$8.93	$9.06	$8.90
Total return[1]	1.49%	4.53%	2.07%	0.67%	3.80%	0.80%
Ratios to average net assets (annualized)
Gross expenses	0.73%	0.73%	0.76%	0.75%	0.74%	0.75%
Net expenses	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%
Net investment income	1.91%	2.10%	1.80%	1.51%	1.66%	1.28%
Supplemental data
Portfolio turnover rate	6%	29%	33%	31%	53%	39%
Net assets, end of period (000s omitted)	$145,448	$149,097	$191,723	$195,138	$408,846	$529,945

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Strategic Municipal Bond Fund  |  43

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2019 (unaudited)	Year ended June 30
INSTITUTIONAL CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$9.14	$8.93	$8.94	$9.06	$8.90	$9.03
Net investment income	0.10	0.21	0.18	0.16	0.17	0.13
Net realized and unrealized gains (losses) on investments	0.05	0.21	0.01	(0.07)	0.18	(0.05)

Total from investment operations	0.15	0.42	0.19	0.09	0.35	0.08
Distributions to shareholders from
Net investment income	(0.10)	(0.21)	(0.18)	(0.16)	(0.17)	(0.13)
Net realized gains	(0.01)	0.00	(0.02)	(0.05)	(0.02)	(0.08)

Total distributions to shareholders	(0.11)	(0.21)	(0.20)	(0.21)	(0.19)	(0.21)
Net asset value, end of period	$9.18	$9.14	$8.93	$8.94	$9.06	$8.90
Total return[1]	1.60%	4.75%	2.16%	0.99%	4.02%	0.89%
Ratios to average net assets (annualized)
Gross expenses	0.46%	0.47%	0.49%	0.48%	0.48%	0.48%
Net expenses	0.46%	0.47%	0.48%	0.48%	0.48%	0.48%
Net investment income	2.13%	2.32%	2.05%	1.85%	1.85%	1.49%
Supplemental data
Portfolio turnover rate	6%	29%	33%	31%	53%	39%
Net assets, end of period (000s omitted)	$1,838,699	$1,647,093	$1,224,170	$1,033,007	$608,995	$319,313

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

44  |  Wells Fargo Strategic Municipal Bond Fund

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Strategic Municipal Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to

Wells Fargo Strategic Municipal Bond Fund  |  45

Notes to financial statements (unaudited)

make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2019, the aggregate cost of all investments for federal income tax purposes was $2,562,016,474 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$68,355,595

Gross unrealized losses	(799,912)

Net unrealized gains	$67,555,683

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

46  |  Wells Fargo Strategic Municipal Bond Fund

Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :

Municipal obligations	$0	$2,589,445,008	$0	$2,589,445,008

Closed end municipal bond fund obligations	0	29,800,000	0	29,800,000

Short-term investments

Investment companies	10,327,149	0	0	10,327,149

Total assets	$10,327,149	$2,619,245,008	$0	$2,629,572,157

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended December 31, 2019, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $500 million	0.400%

Next $500 million	0.375

Next $2 billion	0.350

Next $2 billion	0.325

Next $5 billion	0.290

Over $10 billion	0.280

For the six months ended December 31, 2019, the management fee was equivalent to an annual rate of 0.36% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account

Wells Fargo Strategic Municipal Bond Fund  |  47

Notes to financial statements (unaudited)

servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.16%

Class R6	0.03

Administrator Class	0.10

Institutional Class	0.08

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through October 31, 2020 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.81% for Class A shares, 1.56% for Class C shares, 0.43% for Class R6 shares, 0.68% for Administrator Class shares and 0.48% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Prior to November 1, 2019, the Fund’s expenses were capped at 0.82% for Class A shares and 1.57% for Class C shares.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2019, Funds Distributor received $10,075 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2019.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $22,145,000 and $40,650,000 in interfund purchases and sales, respectively, during the six months ended December 31, 2019.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2019 were $646,766,200 and $128,175,243, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended December 31, 2019, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio. The Fund had an average notional amount of $2,498,648 in long futures contracts and $524,441 in short futures contracts during the six months ended December 31, 2019.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.

7. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency

48  |  Wells Fargo Strategic Municipal Bond Fund

Notes to financial statements (unaudited)

purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended December 31, 2019, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

In March 2017, FASB issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium and requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount and discounts will continue to be accreted to the maturity date of the security. ASU 2017-08 is effective for fiscal years beginning after December 15, 2018 and for interim periods within those fiscal years. During the current reporting period, management of the Fund adopted the change in accounting policy which did not have a material impact to the Fund’s financial statements.

Wells Fargo Strategic Municipal Bond Fund  |  49

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

50  |  Wells Fargo Strategic Municipal Bond Fund

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 149 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

Wells Fargo Strategic Municipal Bond Fund  |  51

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock[3] (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

52  |  Wells Fargo Strategic Municipal Bond Fund

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Michelle Rhee[4] (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy[5] (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 64 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 85 funds and Assistant Treasurer of 64 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

[3]	Pamela Wheelock was re-appointed to the Board effective January 1, 2020.

[4]	Michelle Rhee became Chief Legal Officer effective October 22, 2019.

[5]	Catherine Kennedy became Secretary effective October 22, 2019.

Wells Fargo Strategic Municipal Bond Fund  |  53

Appendix (unaudited)

Effective on or about May 1, 2020, if you purchase Fund shares through a Janney Montgomery Scott LLC (“Janney”) brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end sales charge* waivers on Class A shares available at Janney

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

Shares acquired through a right of reinstatement.

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
CDSC waivers on Class A and Class C shares available at Janney

Shares sold upon the death or disability of the shareholder.

Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

Shares purchased in connection with a return of excess contributions from an IRA account.

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

Shares acquired through a right of reinstatement.

Shares exchanged into the same share class of a different fund.
Front-end sales charge* discounts available at Janney; breakpoints, rights of accumulation and/or letters of intent

Breakpoints as described in the Fund’s Prospectus.

Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

*	Also referred to as an “initial sales charge.”

54  |  Wells Fargo Strategic Municipal Bond Fund

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved.

PAR-0120-02397 02-20

SA257/SAR257 12-19

Semi-Annual Report

December 31, 2019

Wells Fargo

High Yield Municipal Bond Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/ advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo High Yield Municipal Bond Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“After periods of volatility, investors regrouped midway through the year, sentiment turned positive, and U.S. equity markets advanced in July.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo High Yield Municipal Bond Fund for the six-month period that ended December 31, 2019. Despite periods of market volatility, the year was strongly positive for financial markets as supportive central banks more than offset concerns over slowing global economic growth and international trade tensions.

Overall, both fixed-income and equity investors enjoyed healthy returns. For the period, U.S. stocks, based on the S&P 500 Index,1 gained 10.92% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 6.96%. The MSCI EM Index (Net)3 gained 7.09%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 2.45%, the Bloomberg Barclays Global Aggregate ex-USD Index5 returned 0.09%, the Bloomberg Barclays Municipal Bond Index6 gained 2.32%, and the ICE BofA U.S. High Yield Index7 added 3.86%.

Sentiment turned positive, driven by central bank support.

After periods of volatility, investors regrouped midway through the year, sentiment turned positive, and U.S. equity markets advanced in July. The gains, primarily driven by geopolitical and monetary policy events, pushed equity markets to new highs. European Central Bank President Mario Draghi indicated the bank was ready to cut rates or buy more assets to prop up inflation if needed. President Trump backed off of tariff threats against Mexico and China. The U.S. Federal Reserve (Fed) implemented a 0.25% federal funds rate cut in July.

Throughout the summer, U.S.-China trade tensions simmered. Major U.S. stock market indices closed July with the worst weekly results of the year. Bond prices gained as Treasury yields fell to multiyear lows, and the yield curve inverted at multiple points along the 30-year arc.

Evidence of a continued global economic slowdown mounted, and central banks in China, New Zealand, and Thailand cut interest rates. Industrial and manufacturing data declined in China, Canada, Japan, and Germany. Adding to global uncertainty, Italy’s prime minister resigned, many feared a crackdown in Hong Kong as protestors sustained their calls for reform, and Boris Johnson planned to suspend Parliament as Brexit’s deadline neared.

In the U.S., the Fed cut interest rates a second time in September. U.S. manufacturing data disappointed investors. The U.S. Congress announced it would pursue an impeachment investigation of President Trump. Meanwhile, the Brexit impasse showed no signs of resolution. Officials in China warned of the negative economic impact of tariffs and trade restrictions. Although the S&P 500 Index finished the third quarter with the best year-to-date returns in more than 20 years, concerns about future returns remained.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2020. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo High Yield Municipal Bond Fund

Letter to shareholders (unaudited)

The fourth quarter started on a strong note, with a relaxing of U.S.-China trade tensions in October along with renewed optimism for a U.K. Brexit deal and positive macroeconomic data. The initial estimate of U.S. third-quarter gross domestic product growth was a 1.9% annualized rate, while the U.S. unemployment rate fell to a 50-year low of 3.5% in September. However, despite resilience among U.S. consumers, business confidence declined while manufacturing activity contracted. Concerned with a potential economic slowdown, the Fed lowered interest rates another quarter point in late October, its third rate cut in four months. This helped push the S&P 500 Index to a new all-time high, while emerging market equities rallied and global bonds declined overall, reflecting a broad pickup in risk appetite.

Equity markets continued to rally in November despite ongoing geopolitical risks. Hopes for a U.S.-China trade deal buoyed investor confidence. U.S. business sentiment improved slightly, and manufacturing and services activity picked up. Throughout the month, central bank actions were on hold. With that positive backdrop, developed market equities outpaced those in emerging markets, and U.S. stocks outperformed non-U.S. stocks overall. While consumer confidence and purchasing manager activity rose in the eurozone, China reported weakening manufacturing and consumer data. Bond yields rose marginally, leading to slightly negative returns for global government and investment-grade corporate bonds.

Financial markets ended the year on a strong note, with the U.S. and China reaching a Phase One trade deal, with some details to be worked out. That, along with the landslide election win by the pro-Brexit U.K. Conservative Party and ongoing central bank support, gave investors a greater sense of certainty. U.S. economic indicators were broadly positive, with the exception of manufacturing activity and business confidence. Consumer confidence was resilient, fed by a robust labor market, tame inflation, and lower interest rates, which boosted housing affordability and homebuyer activity. The impeachment of U.S. President Donald Trump, while historically noteworthy, had little impact on markets. Meanwhile, slowing Chinese economic activity, due in part to the trade war, led to further government stimulus at year-end through lower reserve ratios, allowing banks to lend more money.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“Financial markets ended the year on a strong note, with the U.S. and China reaching a Phase One trade deal”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo High Yield Municipal Bond Fund  |  3

Performance highlights (unaudited)

Investment objective

The Fund seeks high current income exempt from federal income tax, and capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Dennis Derby

Terry J. Goode

Average annual total returns (%) as of December 31, 2019

		Including sales charge			Excluding sales charge				Expense ratios[1] (%)

	Inception date	1 year	5 year	Since Inception	1 year	5 year	Since Inception		Gross	Net[2]

Class A (WHYMX)	1-31-2013	4.33	4.11	4.87	9.27	5.06	5.57		1.09	0.80

Class C (WHYCX)	1-31-2013	7.46	4.28	4.78	8.46	4.28	4.78		1.84	1.55

Class R6 (EKHRX)[3]	7-31-2018	–	–	–	9.60	5.34	5.84		0.71	0.50

Administrator Class (WHYDX)	1-31-2013	–	–	–	9.38	5.17	5.67		1.03	0.70

Institutional Class (WHYIX)	1-31-2013	–	–	–	9.54	5.32	5.83		0.76	0.55

High Yield Municipal Bond Blended Index[4]	–	–	–	–	9.41	4.97	4.47	*	–	–

Bloomberg Barclays High Yield Municipal Bond Index[5]	–	–	–	–	10.68	5.93	5.18	*	–	–

Bloomberg Barclays Municipal Bond Index[6]	–	–	–	–	7.54	3.53	3.38	*	–	–

*	Based on the inception date of the oldest Fund class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

4  |  Wells Fargo High Yield Municipal Bond Fund

Performance highlights (unaudited)

Effective maturity distribution as of December 31, 2019[7]

Credit quality as of December 31, 2019[8]

[1]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through October 31, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.80% for Class A, 1.55% for Class C, 0.50% for Class R6, 0.70% for Administrator Class, and 0.55% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares.

[4]

Source: Wells Fargo Funds Management LLC. The High Yield Municipal Bond Blended Index is weighted 60% in the Bloomberg Barclays High Yield Municipal Bond Index and 40% in the Bloomberg Barclays Municipal Bond Index. Effective November 1, 2019, the Fund’s benchmark changed from Bloomberg Barclays Municipal Bond Index to the High Yield Municipal Bond Blended Index to better match the Fund’s investment strategy. You cannot invest directly in an index.

[5]

The Bloomberg Barclays High Yield Municipal Bond Index measures the non-investment-grade and nonrated U.S. dollar–denominated, fixed-rate, tax-exempt bond market within the 50 United States and four other qualifying regions (Washington, D.C.; Puerto Rico; Guam; and the Virgin Islands). The index allows state and local general obligation, revenue, insured, and prefunded bonds; however, historically the index has been composed of mostly revenue bonds. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]	Amounts are calculated based on the long-term total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[8]

The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/ or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

Wells Fargo High Yield Municipal Bond Fund  |  5

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2019 to December 31, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2019	Ending account value 12-31-2019	Expenses paid during the period¹	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,031.85	$4.09	0.80%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.11	$4.06	0.80%

Class C

Actual	$1,000.00	$1,027.98	$7.90	1.55%

Hypothetical (5% return before expenses)	$1,000.00	$1,017.34	$7.86	1.55%

Class R6

Actual	$1,000.00	$1,032.47	$2.55	0.50%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.62	$2.54	0.50%

Administrator Class

Actual	$1,000.00	$1,031.42	$3.57	0.70%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$3.56	0.70%

Institutional Class

Actual	$1,000.00	$1,033.14	$2.81	0.55%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.37	$2.80	0.55%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Wells Fargo High Yield Municipal Bond Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal Obligations: 98.09%

Alabama: 1.97%

Industrial Development Revenue: 1.40%
Tuscaloosa County AL IDA Gulf Opportunity Zone Hunt Refining Company Refunding Bond Series A 144A	5.25%	5-1-2044	$1,500,000	$1,724,040

Water & Sewer Revenue: 0.57%
Jefferson County AL Warrants CAB Senior Lien Series B (AGM Insured) ¤	0.00	10-1-2027	920,000	702,254

				2,426,294

Arizona: 3.58%

Education Revenue: 1.45%
Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses	5.00	7-1-2023	205,000	214,405
Phoenix AZ IDA Great Hearts Academies Project	5.20	7-1-2022	85,000	88,707
Phoenix AZ IDA Legacy Traditional Schools Project Series A 144A	6.50	7-1-2034	500,000	576,705
Pima County AZ IDA Desert Heights Charter School Facility Refunding Bond	6.00	5-1-2024	395,000	416,298
Pima County AZ IDA New Plan Learning Project Series A	8.13	7-1-2041	495,000	489,550

				1,785,665

Health Revenue: 2.13%
Maricopa County AZ IDA Senior Living Facility Series 2016 144A	6.00	1-1-2048	1,000,000	1,047,000
Tempe AZ IDA Mirabella at ASU Incorporated Project Series A 144A	6.13	10-1-2052	1,400,000	1,589,364

				2,636,364

				4,422,029

California: 5.75%

Education Revenue: 0.23%
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13	8-1-2043	250,000	282,373

Health Revenue: 0.90%
California Statewide CDA Loma Linda University Medical Center Refunding Bond Series A	5.25	12-1-2044	1,000,000	1,103,310

Housing Revenue: 0.90%
California Community Housing Agency Workforce Apartments Series A 144A	5.00	4-1-2049	1,000,000	1,110,060

Industrial Development Revenue: 0.82%
California PCFA Solid Waste Disposal AMT Green Bond Calplant I Project 144A	8.00	7-1-2039	1,000,000	1,007,750

Miscellaneous Revenue: 1.79%
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2046	500,000	565,990
Compton CA PFA Refunding Bond 144A	4.50	9-1-2032	1,585,000	1,644,263

				2,210,253

Resource Recovery Revenue: 0.42%
California PCFA AMT Rialto Bioenergy Facility LLC 144A	7.50	12-1-2040	500,000	520,690

The accompanying notes are an integral part of these financial statements.

Wells Fargo High Yield Municipal Bond Fund  |  7

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax Revenue: 0.69%
Compton CA Community College RDA Project 2nd Lien Series A	5.00%	8-1-2020	$100,000	$101,882
San Francisco City & County CA RDA CAB Mission Bay South Redevelopment Project Subordinate Bond Series D 144A¤	0.00	8-1-2026	1,000,000	752,270

				854,152

				7,088,588

Colorado: 11.37%

GO Revenue: 9.21%
Arapahoe County CO Copperleaf Metropolitan District #2	5.75	12-1-2045	500,000	522,245
Aurora CO Cornerstar Metropolitan District Refunding Bond Series A	5.25	12-1-2047	1,000,000	1,057,870
Brighton CO Crossing Metropolitan District #4 Series A	5.00	12-1-2047	1,220,000	1,289,955
Colorado Aviation Station North Metropolitan District #2 Refunding & Improvement Bonds Limited Tax Series A	5.00	12-1-2048	500,000	530,655
Colorado Big Dry Creek Metropolitan District Refunding & Improvement Bonds Limited Tax Series A	5.75	12-1-2047	1,000,000	1,055,180
Colorado Broadway Station Metropolitan District #2 Senior Series A	5.13	12-1-2048	500,000	534,905
Colorado Copperleaf Metropolitan District #3 Series A	5.13	12-1-2047	1,200,000	1,254,972
Colorado Cottonwood Highlands Metropolitan District #1 Limited Tax Series A	5.00	12-1-2049	900,000	956,610
Colorado Stc Metropolitan District # 2 Refunding & Improvement Bonds Senior Limited Tax Special Revenue	5.00	12-1-2049	500,000	535,665
Colorado Whispering Pines Metropolitan District #1 Series A	5.00	12-1-2047	1,000,000	1,049,280
Denver CO International Business Center Metropolitan District #1 Series B	6.00	12-1-2048	1,145,000	1,200,819
Eaton CO Area Park & Recreation District	5.00	12-1-2023	810,000	863,914
Eaton CO Area Park & Recreation District	5.50	12-1-2030	475,000	507,443

				11,359,513

Tax Revenue: 1.72%
Colorado Centerra Metropolitan District #1 Special Revenue Refunding & Improvement Bonds 144A	5.00	12-1-2029	1,000,000	1,076,980
Pueblo CO Urban Renewal Authority Regional Tourism Act Project	5.00	6-1-2036	1,000,000	1,046,210

				2,123,190

Transportation Revenue: 0.44%
Colorado High Performance Transportation Enterprise U.S. 36 & I-25 Managed Lanes	5.75	1-1-2044	500,000	541,035

				14,023,738

Connecticut: 0.52%

GO Revenue: 0.52%
Hartford CT Series A	4.00	4-1-2032	325,000	345,134
Hartford CT Series A	5.00	4-1-2024	105,000	117,103
Hartford CT Series B	5.00	4-1-2033	50,000	54,806
Hartford CT Unrefunded Bond Series A	5.00	4-1-2029	45,000	48,278
Hartford CT Unrefunded Bond Series A	5.00	4-1-2030	70,000	74,983

				640,304

Delaware: 0.88%

Education Revenue: 0.88%
Delaware EDA Odyssey Charter School Incorporated Project Series A 144A	7.00	9-1-2045	1,000,000	1,081,410

The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo High Yield Municipal Bond Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
District of Columbia: 0.36%

Tobacco Revenue: 0.36%
District of Columbia Tobacco Settlement Financing Corporation	6.75%	5-15-2040	$435,000	$449,786

Florida: 3.75%

Education Revenue: 2.79%
Florida Capital Trust Agency Educational Facilities Pineapple Cove Classical Academy Incorporated Project Series A 144A	5.13	7-1-2039	2,000,000	2,097,811
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A	8.50	6-15-2044	250,000	288,395
Miami-Dade County FL IDA Youth Co-Op Charter Schools Project Series A 144A	6.00	9-15-2045	1,000,000	1,048,480

				3,434,686

Health Revenue: 0.19%
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project	6.00	11-1-2038	250,000	237,500

Transportation Revenue: 0.77%
Florida Development Finance Corporation Surface Virgin Trains USA Passenger Rail Project Series 2019-A 144A	6.50	1-1-2049	1,000,000	951,480

				4,623,666

Georgia: 1.39%

Housing Revenue: 0.72%
Cobb County GA Development Authority Student Housing Kennesaw State University Foundation Project Refunding Bond Series C	5.00	7-15-2028	800,000	891,088

Transportation Revenue: 0.67%
Georgia Road & Tollway Authority CCAB I-75 South Expressway Lanes Project Series B 144A	7.00	6-1-2049	1,000,000	828,820

				1,719,908

Guam: 0.24%

Airport Revenue: 0.24%
Guam International Airport Authority Series C	6.38	10-1-2043	260,000	298,925

Idaho: 0.21%

Education Revenue: 0.21%
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	6.25	5-1-2043	250,000	262,418

Illinois: 16.44%

Airport Revenue: 1.04%
Chicago IL Midway Airport Second Lien Refunding Bond Series A	5.00	1-1-2031	1,000,000	1,124,050
Chicago IL O’Hare International Airport Revenue Bond Series B	6.00	1-1-2041	150,000	157,235

				1,281,285

Education Revenue: 1.21%
Illinois Finance Authority Charter School Aid Intrinsic Schools Belmont School Project Series A 144A	5.25	12-1-2025	800,000	849,552
Illinois Finance Authority Charter Schools Refunding & Improvement Bonds Series A	6.88	10-1-2031	610,000	647,912

				1,497,464

The accompanying notes are an integral part of these financial statements.

Wells Fargo High Yield Municipal Bond Fund  |  9

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO Revenue: 6.75%
Chicago IL Board of Education CAB School Reform Series A (National Insured) ¤	0.00%	12-1-2025	$500,000	$433,260
Chicago IL Neighborhoods Alive 21 Program Series B	5.50	1-1-2032	700,000	795,228
Chicago IL Series A	5.00	1-1-2033	310,000	324,713
Chicago IL Series A	6.00	1-1-2038	1,500,000	1,800,630
Cook County IL School District #144 Prairie Hills CAB Refunding Bond Series C (AGM Insured) ¤	0.00	12-1-2025	730,000	646,765
Illinois	5.00	3-1-2033	2,000,000	2,097,320
Lake County IL Community Unit School District #187 North Chicago Series A (AGM Insured) ¤	0.00	1-1-2023	590,000	550,104
Will County IL Lincoln-Way Community High School District #210 CAB Series B ¤	0.00	1-1-2027	685,000	570,441
Will County IL Lincoln-Way Community High School District #210 CAB Series B ¤	0.00	1-1-2033	1,000,000	659,330
Will County IL Lincoln-Way Community High School District #210 Series A	3.25	1-1-2030	450,000	449,906

				8,327,697

Miscellaneous Revenue: 2.25%
Chicago IL Certificate of Participation River Point Plaza Redevelopment Project Series A 144A	4.84	4-15-2028	2,000,000	2,028,940
Illinois Finance Authority Educational Facility Senior Rogers Park Montessori School	6.00	2-1-2034	680,000	743,519

				2,772,459

Tax Revenue: 5.19%
Chicago IL Sales Tax	5.00	1-1-2032	1,500,000	1,773,120
Chicago IL Sales Tax Series A	5.00	1-1-2041	1,000,000	1,075,700
Hillside IL Tax Increment Refunding Bond	5.00	1-1-2030	1,345,000	1,434,806
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2025	1,140,000	1,001,479
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series A	5.00	6-15-2057	1,000,000	1,113,720

				6,398,825

				20,277,730

Iowa: 1.45%

Health Revenue: 1.45%
Iowa Finance Authority Senior Housing Northcrest Incorporated Project Series A	5.00	3-1-2028	1,615,000	1,794,023

Kansas: 2.49%

Health Revenue: 0.88%
Kansas State Development Finance Authority Revenue Bond Series A	5.25	11-15-2033	1,000,000	1,083,680

Tax Revenue: 1.61%
Wyandotte County & Kansas City KS Special Obligation Refunding & Improvement Bonds Plaza Redevelopment Project	4.00	12-1-2028	725,000	748,816
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A¤	0.00	9-1-2034	2,935,000	1,243,442

				1,992,258

				3,075,938

Kentucky: 0.88%

Health Revenue: 0.88%
Kentucky EDFA Rosedale Green Project Refunding Bond	5.50	11-15-2035	1,000,000	1,086,410

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo High Yield Municipal Bond Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Maryland: 0.88%

Education Revenue: 0.88%
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A 144A	6.90%	8-1-2041	$1,000,000	$1,088,620

Michigan: 5.89%

Education Revenue: 0.61%
Michigan Finance Authority Limited Obligation Public School Academy Cesar Chavez Academy Project	5.00	2-1-2022	105,000	106,364
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project 144A	6.50	9-1-2037	185,000	144,300
Michigan Public Educational Facilities Authority Limited Obligation Crescent Academy Project	7.00	10-1-2036	292,500	292,822
Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A	6.50	12-15-2036	235,000	211,500

				754,986

GO Revenue: 0.70%
Wayne County MI Building Improvement Series A	6.75	11-1-2039	860,000	861,376

Miscellaneous Revenue: 2.04%
Charyl Stockwell Academy Michigan Public School Refunding Bond	4.88	10-1-2023	270,000	275,206
Michigan Finance Authority Local Government Loan Program City of Detroit Financial Recovery Refunding Bond Series F	4.50	10-1-2029	1,000,000	1,083,120
Michigan Municipal Bond Authority Local Government Loan Program Series C (Ambac Insured)	4.75	5-1-2027	950,000	950,580
Michigan Public Educational Facilities Authority Chandler Park Academy	6.35	11-1-2028	210,000	210,428

				2,519,334

Tax Revenue: 1.62%
Detroit MI Downtown Development Authority CAB ¤	0.00	7-1-2020	285,000	279,690
Detroit MI Downtown Development Authority CAB ¤	0.00	7-1-2021	170,000	160,230
Detroit MI Downtown Development Authority CAB ¤	0.00	7-1-2024	20,000	16,374
Detroit MI Downtown Development Authority CAB ¤	0.00	7-1-2025	580,000	451,513
Michigan Finance Authority Local Government Loan Program Public Lighting Authority Refunding Bond Series B	5.00	7-1-2044	1,000,000	1,094,750

				2,002,557

Water & Sewer Revenue: 0.92%
Michigan Finance Authority Local Government Loan Program Detroit Refunding Bond Series D-6 (National Insured)	5.00	7-1-2036	1,000,000	1,129,470

				7,267,723

Minnesota: 1.52%

Education Revenue: 0.45%
Deephaven MN Charter School Eagle Ridge Academy Project Series 2015-A	4.40	7-1-2025	125,000	131,174
Deephaven MN Charter School Eagle Ridge Academy Project Series 2015-A	5.00	7-1-2030	195,000	212,967
Deephaven MN Charter School Eagle Ridge Academy Project Series 2015-A	5.25	7-1-2037	190,000	206,587

				550,728

Health Revenue: 0.43%
Shakopee MN Senior Housing Revenue Benedictine Living Community LLC Project 144A	5.85	11-1-2058	500,000	532,110

The accompanying notes are an integral part of these financial statements.

Wells Fargo High Yield Municipal Bond Fund  |  11

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing Revenue: 0.64%
Minneapolis MN Student Housing Riverton Community Housing Project Refunding Bond	4.70%	8-1-2026	$335,000	$359,629
Minneapolis MN Student Housing Riverton Community Housing Project Refunding Bond	4.80	8-1-2027	400,000	430,220

				789,849

				1,872,687

Mississippi: 1.30%

Resource Recovery Revenue: 1.30%
Mississippi Business Finance Corporation AMT Waste Pro USA Incorporated Project 144A	5.00	2-1-2036	1,500,000	1,598,445

Missouri: 1.11%

Tax Revenue: 1.11%
Blue Springs MO Special Obligation Tax Refunding & Improvement Bonds Adams Farm Project Series A	4.00	6-1-2026	445,000	454,011
Richmond Heights MO Francis Place Redevelopment Project	5.63	11-1-2025	910,000	910,501

				1,364,512

Nevada: 1.41%

Industrial Development Revenue: 1.41%
Director of the State of Nevada Department of Business & Industry AMT Fulcrum Sierra Biofuels LLC Project 144A	6.25	12-15-2037	1,500,000	1,738,605

New Jersey: 3.70%

GO Revenue: 0.89%
Newark NJ Qualified General Improvement Series A	5.00	7-15-2027	1,000,000	1,101,280

Industrial Development Revenue: 0.22%
New Jersey EDA Continental Airlines Incorporated Project	5.25	9-15-2029	250,000	272,133

Miscellaneous Revenue: 0.17%
Essex County NJ Improvement Authority Lease Newark Project Series A	6.25	11-1-2030	200,000	208,274

Transportation Revenue: 2.42%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2031	1,000,000	705,240
New Jersey TTFA Series C	5.25	6-15-2032	2,000,000	2,275,880

				2,981,120

				4,562,807

New York: 2.33%

Education Revenue: 0.83%
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	7.65	2-1-2044	995,000	1,029,258

Health Revenue: 1.33%
Monroe County NY Industrial Development Corporation Revenue St. Anns Community Project	5.00	1-1-2040	1,500,000	1,645,230

Utilities Revenue: 0.17%
Green Island NY Power Authority Power System	6.00	12-15-2020	200,000	203,208

				2,877,696

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo High Yield Municipal Bond Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oklahoma: 0.48%

Health Revenue: 0.48%
Oklahoma Development Finance Authority Oklahoma University Medicine Project Series B	5.50%	8-15-2057	$500,000	$591,845

Oregon: 0.48%

Health Revenue: 0.48%
Polk County OR Hospital Facility Authority Revenue Bond Dallas Retirement Village Project Series 2015-A	5.00	7-1-2025	550,000	587,791

Pennsylvania: 6.33%

Education Revenue: 2.64%
Allegheny County PA IDA Propel Charter School Sunrise Project	5.25	7-15-2023	95,000	98,619
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project of Millersville University	5.00	7-1-2029	500,000	554,255
Montgomery County PA Higher Education & Health Authority Arcadia University	5.00	4-1-2026	1,655,000	1,921,736
Philadelphia PA Authority for Industrial Development Revenues Independence Charter School Project	5.00	6-15-2039	250,000	265,190
Philadelphia PA IDA Tacony Academy Charter School Project	6.88	6-15-2033	375,000	415,658

				3,255,458

Health Revenue: 0.82%
Quakertown PA General Authority Health LifeQuest Obligated Group Refunding Bond Series C	5.30	7-1-2042	1,000,000	1,012,320

Industrial Development Revenue: 1.08%
Pennsylvania EDFA Carbonlite P LLC Project 144A	5.75	6-1-2036	1,250,000	1,331,225

Miscellaneous Revenue: 1.79%
Chester County PA IDA Woodlands at Graystone Project Series 2018 144A	5.13	3-1-2048	1,050,000	1,116,465
Philadelphia PA State Public School Building Authority School District Project	5.00	4-1-2031	1,000,000	1,086,210

				2,202,675

				7,801,678

Puerto Rico: 0.86%

Tax Revenue: 0.86%
Puerto Rico Sales Tax Financing Corporation Series A-1	5.00	7-1-2058	1,000,000	1,061,030

South Carolina: 2.36%

Education Revenue: 0.54%
South Carolina Jobs EDA York Preparatory Academy Project Series A	5.75	11-1-2023	105,000	109,092
South Carolina Jobs EDA York Preparatory Academy Project Series A	7.25	11-1-2045	500,000	552,640

				661,732

Health Revenue: 0.88%
South Carolina Jobs EDA Residential Facilities Revenue Episcopal Home Still Hopes Refunding Bond Series A	5.00	4-1-2048	1,000,000	1,082,040

Resource Recovery Revenue: 0.94%
South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A	6.25	2-1-2045	1,000,000	1,066,580
South Carolina State Economic Development Jobs	6.00	2-1-2020	100,000	99,989

				1,166,569

				2,910,341

The accompanying notes are an integral part of these financial statements.

Wells Fargo High Yield Municipal Bond Fund  |  13

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tennessee: 1.33%

Tax Revenue: 1.33%
Bristol TN Industrial Development Board Sales Tax CAB Series B 144A¤	0.00%	12-1-2031	$2,000,000	$1,080,520
Nashville TN Metropolitan Development & Housing Agency Tax Increment Fifth & Broadway Development Project 144A	5.13	6-1-2036	500,000	558,740

				1,639,260

Texas: 7.73%

Education Revenue: 1.14%
Arlington TX Higher Education Finance Corporation Universal Academy Series A	7.00	3-1-2034	320,000	352,573
Pottsboro TX Higher Education Finance Corporation Imagine International Academy of North Texas Series A	3.88	8-15-2026	1,015,000	1,057,995

				1,410,568

GO Revenue: 0.87%
Port Isabel TX 144A	5.10	2-15-2049	1,000,000	1,078,440

Health Revenue: 1.56%
New Hope TX Cultural Education Facilities Finance Corporation Retirement Facility Presbyterian Village North Project Series 2018	5.00	10-1-2025	1,730,000	1,922,826

Miscellaneous Revenue: 2.16%
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #5 144A	6.50	9-1-2034	865,000	866,678
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	5.50	9-1-2039	500,000	504,775
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	6.00	9-1-2037	1,220,000	1,287,076

				2,658,529

Resource Recovery Revenue: 1.62%
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series B ø	1.70	4-1-2040	2,000,000	2,000,000

Transportation Revenue: 0.19%
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	7.00	12-31-2038	200,000	233,890

Utilities Revenue: 0.19%
Texas Gas Supply SA Energy Acquisition Public Facilities Corporation	5.50	8-1-2027	190,000	234,698

				9,538,951

Utah: 0.81%

Education Revenue: 0.81%
Utah Finance Authority Charter School Revenue Spectrum Academy Project 144A	5.00	4-15-2030	1,000,000	1,004,220

Virginia: 1.93%

Health Revenue: 0.90%
Henrico County VA EDA Residential Care Facilities Pinnacle Living Series A	5.00	6-1-2049	1,000,000	1,106,070

Miscellaneous Revenue: 1.03%
Stafford County & Staunton VA IDA Community Services Boards League/Central Series B	6.50	8-1-2028	1,270,000	1,271,791

				2,377,861

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo High Yield Municipal Bond Fund

Portfolio of investments—December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Washington: 0.83%

Health Revenue: 0.83%
Skagit County WA Public Hospital District #1 Skagit Valley Hospital Project	5.25%	12-1-2025	$250,000	$259,145
Washington Housing Finance Commission Bayview Manor Homes Series A 144A	4.00	7-1-2026	730,000	763,492

				1,022,637

West Virginia: 1.35%

Tax Revenue: 1.35%
Monongalia County WV Commission Refunding & Improvement Bonds University Town Center Series A 144A	5.75	6-1-2043	1,500,000	1,659,765

Wisconsin: 4.18%

Education Revenue: 2.87%
Wisconsin PFA Charter School Voyager Funding Incorporated Project Series A	4.13	10-1-2024	175,000	183,262
Wisconsin PFA Coral Academy Science Las Vegas Series A	5.00	7-1-2024	370,000	395,068
Wisconsin PFA Research Triangle High School Project Series 2015-A 144A	5.63	7-1-2045	1,000,000	1,045,320
Wisconsin PFA Wilson Preparatory Academy Series A 144A	4.13	6-15-2029	540,000	562,021
Wisconsin PFA Wilson Preparatory Academy Series A 144A	5.00	6-15-2039	1,285,000	1,346,963

				3,532,634

Health Revenue: 1.31%
Wisconsin HEFA Wisconsin Illinois Senior Housing Incorporated Series 2018-A	5.25	8-1-2048	1,500,000	1,620,285

				5,152,919

Total Municipal Obligations (Cost $112,702,430)				120,990,560

	Yield		Shares
Short-Term Investments: 0.29%

Investment Companies: 0.29%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)	1.45		351,637	351,777

Total Short-Term Investments (Cost $351,777)				351,777

Total investments in securities (Cost $113,054,207)	98.38%	121,342,337

Other assets and liabilities, net	1.62	1,998,951

Total net assets	100.00%	$123,341,288

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.

Wells Fargo High Yield Municipal Bond Fund  |  15

Portfolio of investments—December 31, 2019 (unaudited)

Abbreviations:

AGM	Assured Guaranty Municipal

Ambac	Ambac Financial Group Incorporated

AMT	Alternative minimum tax

CAB	Capital appreciation bond

CCAB	Convertible capital appreciation bond

CDA	Community Development Authority

EDA	Economic Development Authority

EDFA	Economic Development Finance Authority

GO	General obligation

HEFA	Health & Educational Facilities Authority

IDA	Industrial Development Authority

National	National Public Finance Guarantee Corporation

PCFA	Pollution Control Financing Authority

PFA	Public Finance Authority

RDA	Redevelopment Authority

TTFA	Transportation Trust Fund Authority

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	1,932,890	19,095,631	(20,676,884)	351,637	$(486)	$(9)	$4,847	$351,777	0.29%

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo High Yield Municipal Bond Fund

Statement of assets and liabilities—December 31, 2019 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $112,702,430)	$120,990,560
Investments in affiliated securities, at value (cost $351,777)	351,777
Receivable for investments sold	85,549
Receivable for Fund shares sold	650,932
Receivable for interest	1,587,923
Prepaid expenses and other assets	44,804

Total assets	123,711,545

Liabilities
Payable for Fund shares redeemed	225,181
Management fee payable	26,356
Dividends payable	32,429
Administration fees payable	11,372
Distribution fee payable	6,668
Custody and accounting fees payable	25,254
Professional fees payable	35,141
Trustees’ fees and expenses payable	4,235
Accrued expenses and other liabilities	3,621

Total liabilities	370,257

Total net assets	$123,341,288

Net assets consist of
Paid-in capital	$114,665,717
Total distributable earnings	8,675,571

Total net assets	$123,341,288

Computation of net asset value and offering price per share
Net assets – Class A	$25,892,603
Shares outstanding – Class A1	2,333,216
Net asset value per share – Class A	$11.10
Maximum offering price per share – Class A2	$11.62
Net assets – Class C	$10,255,788
Shares outstanding – Class C1	923,996
Net asset value per share – Class C	$11.10
Net assets – Class R6	$26,161
Shares outstanding – Class R6[1]	2,356
Net asset value per share – Class R6	$11.10
Net assets – Administrator Class	$14,298,541
Shares outstanding – Administrator Class[1]	1,287,986
Net asset value per share – Administrator Class	$11.10
Net assets – Institutional Class	$72,868,195
Shares outstanding – Institutional Class[1]	6,566,075
Net asset value per share – Institutional Class	$11.10

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Wells Fargo High Yield Municipal Bond Fund  |  17

Statement of operations—six months ended December 31, 2019 (unaudited)

Investment income
Interest	$3,078,172
Income from affiliated securities	4,847

Total investment income	3,083,019

Expenses
Management fee	328,027
Administration fees
Class A	20,136
Class C	8,197
Class R6	4
Administrator Class	7,550
Institutional Class	32,267
Shareholder servicing fees
Class A	31,462
Class C	12,808
Administrator Class	18,877
Distribution fee
Class C	38,425
Custody and accounting fees	8,897
Professional fees	26,727
Registration fees	53,548
Shareholder report expenses	12,375
Trustees’ fees and expenses	10,803
Other fees and expenses	4,228

Total expenses	614,331
Less: Fee waivers and/or expense reimbursements
Fund-level	(159,832)

Net expenses	454,499

Net investment income	2,628,520

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	825,776
Affiliated securities	(486)

Net realized gains on investments	825,290

Net change in unrealized gains (losses) on
Unaffiliated securities	697,395
Affiiliated securities	(9)

Net change in unrealized gains (losses) on investments	697,386

Net realized and unrealized gains (losses) on investments	1,522,676

Net increase in net assets resulting from operations	$4,151,196

The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo High Yield Municipal Bond Fund

Statement of changes in net assets

	Six months ended December 31, 2019 (unaudited)		Year ended June 30, 2019

Operations
Net investment income		$2,628,520		$4,885,724
Net realized gains on investments		825,290		724,011
Net change in unrealized gains (losses) on investments		697,386		3,956,531

Net increase in net assets resulting from operations		4,151,196		9,566,266

Distributions to shareholders from net investment income and net realized gains
Class A		(491,516)		(748,569)
Class C		(161,595)		(267,644)
Class R6		(556)		(908)[1]
Administrator Class		(302,178)		(717,353)
Institutional Class		(1,672,851)		(3,150,417)

Total distributions to shareholders		(2,628,696)		(4,884,891)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	456,013	5,047,241	891,097	9,469,553
Class C	63,850	707,491	326,023	3,467,080
Class R6	0	0	2,356 [1]	25,000 [1]
Administrator Class	106,135	1,175,370	509,916	5,419,801
Institutional Class	975,597	10,819,393	3,781,572	40,041,514

		17,749,495		58,422,948

Reinvestment of distributions
Class A	41,862	464,634	66,476	710,565
Class C	13,985	155,248	24,085	257,291
Administrator Class	19,611	217,748	53,338	568,370
Institutional Class	145,775	1,617,919	280,408	2,994,965

		2,455,549		4,531,191

Payment for shares redeemed
Class A	(322,190)	(3,578,632)	(413,546)	(4,406,588)
Class C	(60,924)	(675,563)	(282,977)	(3,004,602)
Administrator Class	(268,482)	(2,977,723)	(1,457,134)	(15,416,580)
Institutional Class	(2,318,693)	(25,700,664)	(3,433,887)	(36,431,467)

		(32,932,582)		(59,259,237)

Net increase (decrease) in net assets resulting from capital share transactions		(12,727,538)		3,694,902

Total increase (decrease) in net assets		(11,205,038)		8,376,277

Net assets
Beginning of period		134,546,326		126,170,049

End of period		$123,341,288		$134,546,326

[1]	For the period from July 31, 2018 (commencement of class operations) to June 30, 2019

The accompanying notes are an integral part of these financial statements.

Wells Fargo High Yield Municipal Bond Fund  |  19

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2019 (unaudited)	Year ended June 30
CLASS A		2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.97	$10.59	$10.37	$10.91	$10.34	$10.25
Net investment income	0.22	0.39	0.40	0.37	0.35	0.34
Net realized and unrealized gains (losses) on investments	0.13	0.38	0.22	(0.46)	0.60	0.18

Total from investment operations	0.35	0.77	0.62	(0.09)	0.95	0.52
Distributions to shareholders from
Net investment income	(0.22)	(0.39)	(0.40)	(0.37)	(0.35)	(0.34)
Net realized gains	0.00	0.00	0.00	(0.08)	(0.03)	(0.09)

Total distributions to shareholders	(0.22)	(0.39)	(0.40)	(0.45)	(0.38)	(0.43)
Net asset value, end of period	$11.10	$10.97	$10.59	$10.37	$10.91	$10.34
Total return[1]	3.19%	7.43%	6.11%	(0.76)%	9.44%	5.06%
Ratios to average net assets (annualized)
Gross expenses	1.09%	1.09%	1.07%	1.06%	1.07%	1.07%
Net expenses	0.80%	0.80%	0.85%	0.85%	0.85%	0.85%
Net investment income	3.91%	3.68%	3.82%	3.51%	3.28%	3.26%
Supplemental data
Portfolio turnover rate	4%	20%	50%	82%	61%	61%
Net assets, end of period (000s omitted)	$25,893	$23,674	$17,086	$20,305	$38,018	$21,100

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo High Yield Municipal Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2019 (unaudited)	Year ended June 30
CLASS C		2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.97	$10.59	$10.37	$10.91	$10.34	$10.25
Net investment income	0.18	0.31	0.32	0.29	0.27	0.26
Net realized and unrealized gains (losses) on investments	0.13	0.38	0.22	(0.46)	0.60	0.18

Total from investment operations	0.31	0.69	0.54	(0.17)	0.87	0.44
Distributions to shareholders from
Net investment income	(0.18)	(0.31)	(0.32)	(0.29)	(0.27)	(0.26)
Net realized gains	0.00	0.00	0.00	(0.08)	(0.03)	(0.09)

Total distributions to shareholders	(0.18)	(0.31)	(0.32)	(0.37)	(0.30)	(0.35)
Net asset value, end of period	$11.10	$10.97	$10.59	$10.37	$10.91	$10.34
Total return[1]	2.80%	6.63%	5.32%	(1.50)%	8.62%	4.28%
Ratios to average net assets (annualized)
Gross expenses	1.84%	1.84%	1.82%	1.81%	1.82%	1.82%
Net expenses	1.55%	1.55%	1.60%	1.60%	1.60%	1.60%
Net investment income	3.15%	2.91%	3.09%	2.79%	2.49%	2.50%
Supplemental data
Portfolio turnover rate	4%	20%	50%	82%	61%	62%
Net assets, end of period (000s omitted)	$10,256	$9,955	$8,896	$8,709	$10,573	$4,522

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo High Yield Municipal Bond Fund  |  21

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2019 (unaudited)	Year ended June 30 2019[1]
CLASS R6
Net asset value, beginning of period	$10.98	$10.61
Net investment income	0.24	0.39
Net realized and unrealized gains (losses) on investments	0.12	0.37

Total from investment operations	0.36	0.76
Distributions to shareholders from
Net investment income	(0.24)	(0.39)
Net asset value, end of period	$11.10	$10.98
Total return[2]	3.25%	7.29%
Ratios to average net assets (annualized)
Gross expenses	0.70%	0.71%
Net expenses	0.50%	0.50%
Net investment income	4.21%	3.96%
Supplemental data
Portfolio turnover rate	4%	20%
Net assets, end of period (000s omitted)	$26	$26

[1]	For the period from July, 31, 2018 (commencement of class operations) to June 30, 2019

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22  |  Wells Fargo High Yield Municipal Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2019 (unaudited)	Year ended June 30
ADMINISTRATOR CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.98	$10.59	$10.37	$10.92	$10.34	$10.26
Net investment income	0.22	0.40	0.41	0.38	0.36	0.35
Net realized and unrealized gains (losses) on investments	0.12	0.39	0.22	(0.47)	0.61	0.17

Total from investment operations	0.34	0.79	0.63	(0.09)	0.97	0.52
Distributions to shareholders from
Net investment income	(0.22)	(0.40)	(0.41)	(0.38)	(0.36)	(0.35)
Net realized gains	0.00	0.00	0.00	(0.08)	(0.03)	(0.09)

Total distributions to shareholders	(0.22)	(0.40)	(0.41)	(0.46)	(0.39)	(0.44)
Net asset value, end of period	$11.10	$10.98	$10.59	$10.37	$10.92	$10.34
Total return[1]	3.14%	7.64%	6.21%	(0.75)%	9.65%	5.07%
Ratios to average net assets (annualized)
Gross expenses	1.03%	1.03%	1.01%	1.00%	1.00%	1.00%
Net expenses	0.70%	0.71%	0.75%	0.75%	0.75%	0.75%
Net investment income	4.00%	3.69%	3.93%	3.60%	3.39%	3.35%
Supplemental data
Portfolio turnover rate	4%	20%	50%	82%	61%	62%
Net assets, end of period (000s omitted)	$14,299	$15,704	$24,627	$22,839	$25,179	$13,768

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo High Yield Municipal Bond Fund  |  23

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2019 (unaudited)	Year ended June 30
INSTITUTIONAL CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.97	$10.59	$10.37	$10.91	$10.34	$10.25
Net investment income	0.23	0.42	0.43	0.40	0.38	0.37
Net realized and unrealized gains (losses) on investments	0.13	0.38	0.22	(0.46)	0.60	0.18

Total from investment operations	0.36	0.80	0.65	(0.06)	0.98	0.55
Distributions to shareholders from
Net investment income	(0.23)	(0.42)	(0.43)	(0.40)	(0.38)	(0.37)
Net realized gains	0.00	0.00	0.00	(0.08)	(0.03)	(0.09)

Total distributions to shareholders	(0.23)	(0.42)	(0.43)	(0.48)	(0.41)	(0.46)
Net asset value, end of period	$11.10	$10.97	$10.59	$10.37	$10.91	$10.34
Total return[1]	3.31%	7.70%	6.37%	(0.51)%	9.71%	5.33%
Ratios to average net assets (annualized)
Gross expenses	0.76%	0.76%	0.74%	0.73%	0.74%	0.74%
Net expenses	0.55%	0.55%	0.60%	0.60%	0.60%	0.60%
Net investment income	4.15%	3.92%	4.09%	3.82%	3.58%	3.51%
Supplemental data
Portfolio turnover rate	4%	20%	50%	82%	61%	62%
Net assets, end of period (000s omitted)	$72,868	$85,187	$75,560	$73,989	$67,867	$76,118

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24  |  Wells Fargo High Yield Municipal Bond Fund

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo High Yield Municipal Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Wells Fargo High Yield Municipal Bond Fund  |  25

Notes to financial statements (unaudited)

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2019, the aggregate cost of all investments for federal income tax purposes was $113,054,207 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$8,378,442

Gross unrealized losses	(90,312)

Net unrealized gains	$8,288,130

As of June 30, 2019, the Fund had capital loss carryforwards which consisted of $432,834 in long-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Municipal obligations	$0	$120,990,560	$0	$120,990,560

Short-term investments

Investment companies	351,777	0	0	351,777

Total assets	$351,777	$120,990,560	$0	$121,342,337

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended December 31, 2019, the Fund did not have any transfers into/out of Level 3.

26  |  Wells Fargo High Yield Municipal Bond Fund

Notes to financial statements (unaudited)

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $500 million	0.500%

Next $500 million	0.475

Next $2 billion	0.450

Next $2 billion	0.425

Next $5 billion	0.390

Over $10 billion	0.380

For the six months ended December 31, 2019, the management fee was equivalent to an annual rate of 0.50% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.16%

Class R6	0.03

Administrator Class	0.10

Institutional Class	0.08

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through October 31, 2020 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.80% for Class A shares, 1.55% for Class C shares, 0.50% for Class R6 shares, 0.70% for Administrator Class shares and 0.55% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

Wells Fargo High Yield Municipal Bond Fund  |  27

Notes to financial statements (unaudited)

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2019, Funds Distributor received $1,569 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2019.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $6,305,000 and $8,605,000 in interfund purchases and sales, respectively, during the six months ended December 31, 2019.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2019 were $5,023,560 and $16,061,505, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended December 31, 2019, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

In March 2017, FASB issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium and requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount and discounts will continue to be accreted to the maturity date of the security. ASU 2017-08 is effective for fiscal years beginning after December 15, 2018 and for interim periods within those fiscal years. During the current reporting period, management of the Fund adopted the change in accounting policy which did not have a material impact to the Fund’s financial statements.

28  |  Wells Fargo High Yield Municipal Bond Fund

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo High Yield Municipal Bond Fund  |  29

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 149 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

30  |  Wells Fargo High Yield Municipal Bond Fund

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock[3] (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo High Yield Municipal Bond Fund  |  31

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Michelle Rhee[4] (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy[5] (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 64 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 85 funds and Assistant Treasurer of 64 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

[3]	Pamela Wheelock was re-appointed to the Board effective January 1, 2020.

[4]	Michelle Rhee became Chief Legal Officer effective October 22, 2019.

[5]	Catherine Kennedy became Secretary effective October 22, 2019.

32  |  Wells Fargo High Yield Municipal Bond Fund

Appendix (unaudited)

Effective on or about May 1, 2020, if you purchase Fund shares through a Janney Montgomery Scott LLC (“Janney”) brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end sales charge* waivers on Class A shares available at Janney

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

Shares acquired through a right of reinstatement.

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
CDSC waivers on Class A and Class C shares available at Janney

Shares sold upon the death or disability of the shareholder.

Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

Shares purchased in connection with a return of excess contributions from an IRA account.

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

Shares acquired through a right of reinstatement.

Shares exchanged into the same share class of a different fund.
Front-end sales charge* discounts available at Janney; breakpoints, rights of accumulation and/or letters of intent

Breakpoints as described in the Fund’s Prospectus.

Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

*	Also referred to as an “initial sales charge.”

Wells Fargo High Yield Municipal Bond Fund  |  33

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved.

PAR-0120-02390 02-20

SA264/SAR264 12-19

Semi-Annual Report

December 31, 2019

Wells Fargo

Alternative Risk Premia Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/ advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Alternative Risk Premia Fund  |  1

Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadvisers

Wells Capital Management Incorporated

Wells Fargo Asset Management (International) Limited

Portfolio managers

Petros N. Bocray, CFA®‡, FRM

Eddie Cheng, CFA®‡

Monisha Jayakumar

Average annual total returns (%) as of December 31, 2019

				Expense ratios[1] (%)

	Inception date	Since inception		Gross	Net[2]

Class R6 (WRPRX)[3]	1-29-2019	-4.29		1.56	0.62

Institutional Class (WRPIX)[3]	1-29-2019	-4.19		1.66	0.72

ICE BofA U.S. 3-Month Treasury Bill Index[4]	–	2.09	*	–	–

*	Based on the inception date of the oldest Fund class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Class R6 and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Alternative risk premia investment risk is the Fund’s ability to achieve its investment objective depending largely upon the portfolio managers’ successful evaluation of the risks, potential returns, and correlation properties with respect to the various risk premia in which the Fund invests. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of leverage results in certain risks, including, among others, the likelihood of greater volatility of net asset value and the market value of common shares. Short selling is generally considered speculative, has the potential for unlimited loss, and may involve leverage. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to subsidiary risk and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 3.

2  |  Wells Fargo Alternative Risk Premia Fund

Performance highlights (unaudited)

Net asset exposure as of December 31, 2019[5]

	% of net assets

	Long positions	Short positions

Bond futures	115	0

Stocks	70	52

Currency forwards	49	87

Equity index futures	22	0

Commodity futures	21	24

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through December 4, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.62% for Class R6 and 0.72% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]	The Fund is closed to new investors, except that Class R6 shares may be purchased by funds of funds managed by Wells Fargo Funds Management, LLC.

[4]

The ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index that is comprised of a single U.S. Treasury issue with approximately three months to final maturity, purchased at the beginning of each month and held for one full month. Copyright 2020. ICE Data Indices, LLC. All rights reserved. You cannot invest directly in an index.

[5]	Amounts are subject to change and may have changed since the date specified.

Wells Fargo Alternative Risk Premia Fund  |  3

Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2019 to December 31, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 7-1-2019	Ending account value 12-31-2019	Expenses paid during the period¹	Annualized net expense ratio

Class R6

Actual	$1,000.00	$983.68	$3.09	0.62%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.02	$3.15	0.62%

Institutional Class

Actual	$1,000.00	$982.64	$3.59	0.72%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.52	$3.66	0.72%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

4  |  Wells Fargo Alternative Risk Premia Fund

Consolidated portfolio of investments—December 31, 2019 (unaudited)

	Yield		Shares	Value
Short-Term Investments: 101.23%

Investment Companies: 6.01%
Wells Fargo Government Money Market Fund Select Class (l)(u)*	1.55%		5,734,600	$5,734,600

		Maturity date	Principal
U.S. Treasury Securities: 95.22%
U.S. Treasury Bill (z)#	1.49	3-12-2020	$21,900,000	21,836,018
U.S. Treasury Bill (z)#	1.73	3-26-2020	8,000,000	7,971,855
U.S. Treasury Bill (z)#*	1.75	1-16-2020	31,500,000	31,482,881
U.S. Treasury Bill (z)#*	1.84	1-30-2020	29,576,000	29,542,526

				90,833,280

Total Short-Term Investments (Cost $96,542,976)				96,567,880

Total investments in securities (Cost $96,542,976)	101.23%	96,567,880

Other assets and liabilities, net	(1.23)	(1,177,386)

Total net assets	100.00%	$95,390,494

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	A portion of the holding represents an investment held in Alt Risk Premia Special Investments (Cayman) Ltd., the consolidated entity.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	2,383,220	98,384,634	(95,033,254)	5,734,600	$0	$0	$81,765	$5,734,600	6.01%

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long

London Metal Exchange Aluminium Futures *	81	1-13-2020	$3,604,860	$3,623,231	$18,371	$0

London Metal Exchange Lead Futures *	28	1-13-2020	1,514,925	1,341,900	0	(173,025)

London Metal Exchange Nickel Futures *	11	1-13-2020	1,033,051	921,888	0	(111,163)

London Metal Exchange Zinc Futures *	47	1-13-2020	2,944,955	2,680,175	0	(264,780)

CAC 40 Index	27	1-17-2020	1,814,181	1,808,068	0	(6,113)

WTI Crude Futures *	5	1-21-2020	292,866	305,300	12,434	0

The accompanying notes are an integral part of these financial statements.

Wells Fargo Alternative Risk Premia Fund  |  5

Consolidated portfolio of investments—December 31, 2019 (unaudited)

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long (continued)

Hang Seng Index	8	1-30-2020	$1,436,329	$1,451,176	$14,847	$0

Brent Crude Futures *	52	1-31-2020	3,286,474	3,432,000	145,526	0

Gasoline RBOB Futures *	47	1-31-2020	3,274,916	3,337,047	62,131	0

NY Harbor Ultra-Low Sulfur Diesel Futures *	5	1-31-2020	414,477	424,788	10,311	0

Low Sugar Gas Oil Futures *	23	2-12-2020	1,412,259	1,411,625	0	(634)

Gold 100 Ounces Futures *	12	2-26-2020	1,770,399	1,827,720	57,321	0

Euro-Bund Futures	35	3-6-2020	6,786,466	6,693,352	0	(93,114)

TOPIX Index	10	3-12-2020	1,587,212	1,583,912	0	(3,300)

10-Year Japanese Treasury Bonds	60	3-13-2020	84,482,584	84,034,789	0	(447,795)

KC Hard Red Winter Wheat Futures *	13	3-13-2020	289,880	315,900	26,020	0

Soybean Oil Futures *	69	3-13-2020	1,313,052	1,439,478	126,426	0

Wheat Futures *	93	3-13-2020	2,431,073	2,598,188	167,115	0

10-Year Australian Treasury Bonds	186	3-16-2020	18,967,017	18,659,681	0	(307,336)

Cocoa Futures *	112	3-16-2020	2,848,206	2,844,800	0	(3,406)

Coffee C Futures *	32	3-19-2020	1,464,972	1,556,400	91,428	0

S&P/TSX 60 Index	16	3-19-2020	2,483,430	2,494,844	11,414	0

SPI 200 Index	18	3-19-2020	2,100,029	2,085,145	0	(14,884)

10-Year U.S. Treasury Notes	22	3-20-2020	2,837,308	2,825,281	0	(12,027)

DAX Index	4	3-20-2020	1,494,174	1,485,860	0	(8,314)

Euro STOXX 50 Index	43	3-20-2020	1,793,398	1,798,612	5,214	0

FTSE 100 Index	20	3-20-2020	1,895,811	1,986,635	90,824	0

MSCI Emerging Markets Index	26	3-20-2020	1,413,039	1,456,260	43,221	0

NASDAQ 100 E-Mini Index	7	3-20-2020	1,188,794	1,225,315	36,521	0

Russell 2000 E-Mini Index	32	3-20-2020	2,617,765	2,672,960	55,195	0

S&P 500 E-Mini Index	11	3-20-2020	1,726,314	1,777,105	50,791	0

Long Gilt Bonds	10	3-27-2020	1,751,142	1,740,259	0	(10,883)

Silver Futures *	7	3-27-2020	597,328	627,235	29,907	0

Short

London Metal Exchange Aluminium Futures *	(55)	1-13-2020	(2,448,837)	(2,460,219)	0	(11,382)

London Metal Exchange Lead Futures *	(67)	1-13-2020	(3,182,989)	(3,210,975)	0	(27,986)

London Metal Exchange Nickel Futures *	(2)	1-13-2020	(165,183)	(167,616)	0	(2,433)

London Metal Exchange Zinc Futures *	(18)	1-13-2020	(1,012,082)	(1,026,450)	0	(14,368)

Natural Gas Futures *	(101)	1-29-2020	(2,298,428)	(2,210,890)	87,538	0

Lean Hogs Futures *	(106)	2-14-2020	(2,914,215)	(3,028,420)	0	(114,205)

Live Cattle Futures *	(51)	2-28-2020	(2,560,965)	(2,568,870)	0	(7,905)

Sugar #11 Futures *	(26)	2-28-2020	(373,048)	(390,790)	0	(17,742)

Cotton #2 Futures *	(108)	3-9-2020	(3,536,725)	(3,728,700)	0	(191,975)

Corn Futures *	(47)	3-13-2020	(903,974)	(911,213)	0	(7,239)

Soybean Futures *	(104)	3-13-2020	(4,719,911)	(4,968,600)	0	(248,689)

Soybean Meal Futures *	(117)	3-13-2020	(3,500,202)	(3,564,990)	0	(64,788)

London Metal Exchange Copper Futures *	(8)	3-16-2020	(1,173,616)	(1,235,000)	0	(61,384)

					$1,142,555	$(2,226,870)

*	Represents an investment held in Alt Risk Premia Special Investments (Cayman) Ltd., the consolidated entity.

The accompanying notes are an integral part of these financial statements.

6  |  Wells Fargo Alternative Risk Premia Fund

Consolidated portfolio of investments—December 31, 2019 (unaudited)

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses

367,301,000 INR	5,139,233 USD	Goldman Sachs	1-15-2020	$672	$0

25,218,000 TRY	4,339,685 USD	Goldman Sachs	1-15-2020	0	(114,945)

343,561,000 RUB	5,358,855 USD	Goldman Sachs	1-15-2020	172,526	0

26,135,000 JPY	241,016 USD	Goldman Sachs	1-15-2020	0	(372)

103,051,951,000 IDR	7,329,442 USD	Goldman Sachs	1-15-2020	85,779	0

19,585,046 USD	28,652,000 AUD	Goldman Sachs	1-15-2020	0	(527,724)

5,775,969 USD	4,534,136,000 CLP	Goldman Sachs	1-15-2020	0	(255,044)

19,678,079 USD	179,814,000 NOK	Goldman Sachs	1-15-2020	0	(804,762)

168,147 USD	648,000 PLN	Goldman Sachs	1-15-2020	0	(2,657)

12,681,961 USD	19,392,000 NZD	Goldman Sachs	1-15-2020	0	(374,282)

736,772 USD	3,108,000 BRL	Goldman Sachs	1-15-2020	0	(35,521)

19,876,077 USD	19,574,000 CHF	Goldman Sachs	1-15-2020	0	(362,264)

5,484,905 USD	1,630,370,000 HUF	Goldman Sachs	1-15-2020	0	(43,913)

2,121,771 USD	2,796,000 CAD	Goldman Sachs	1-15-2020	0	(31,571)

5,250,000 CZK	228,900 USD	Goldman Sachs	1-15-2020	2,687	0

59,817,000 ZAR	4,053,395 USD	Goldman Sachs	1-15-2020	210,765	0

115,716,000 KRW	97,322 USD	Goldman Sachs	1-15-2020	2,768	0

3,146,000 EUR	3,501,674 USD	Goldman Sachs	1-15-2020	29,829	0

89,321,000 MXN	4,587,300 USD	Goldman Sachs	1-15-2020	128,782	0

5,367,000 GBP	7,068,339 USD	Goldman Sachs	1-15-2020	43,254	0

65,933,000 SEK	6,963,183 USD	Goldman Sachs	1-15-2020	80,459	0

				$757,521	$(2,553,055)

Swaps

Reference asset/index	Counterparty	Payment frequency	Maturity date	Notional amount	Value	Unrealized gains	Unrealized losses

Synthetic total return swap†	Goldman Sachs	Monthly	2-1-2024	$18,768,967	$18,698,152	$0	$(70,815)

†

The Fund receives or pays the difference between the total return on a portfolio of long and short positions underlying the total return swap and the return on a specified benchmark (either the Federal Funds Effective Rate or the One Month LIBOR), plus or minus a spread in a typical range of 20-75 basis points (bps; 100 bps equal 1.00%). The spread is determined based upon the country and/or currency of the individual underlying positions. Certain short positions may be subject to higher market rates.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Alternative Risk Premia Fund  |  7

Consolidated portfolio of investments—December 31, 2019 (unaudited)

The following table represents the component disclosures associated with the synthetic total return swap basket as of the end of the period.

Reference asset	Shares	Value	% of swap basket value

Long positions

Common Stocks

Communication Services
Diversified Telecommunication Services
Elisa Oyj	3,489	$192,743	1.03%
PCCW Limited	991,000	586,282	3.14
Proximus SA	10,910	312,304	1.67
Spark New Zealand Limited	145,031	422,756	2.26

Interactive Media & Services
Auto Trader Group plc	75,027	590,910	3.16

Media
Discovery Communications Incorporated Class A	8,238	269,710	1.44
Fox Corporation Class A	9,869	365,842	1.96
Fox Corporation Class B	10,508	382,489	2.05
Quebecor Incorporated Class B	64,200	1,638,432	8.76

		4,761,468

Consumer Discretionary
Diversified Consumer Services
H&R Block Incorporated	30,302	711,488	3.81

Hotels, Restaurants & Leisure
Darden Restaurants Incorporated	2,049	223,360	1.19
Flight Centre Travel Group Limited	11,594	358,475	1.92
Sodexho Alliance SA	2,694	319,258	1.71

Household Durables
NVR Incorporated	221	841,656	4.50
Pulte Group Incorporated	13,061	506,765	2.71

Internet & Direct Marketing Retail
Wayfair Incorporated Class A	2,559	231,255	1.24

Leisure Products
Bandai Namco Holdings Incorporated	4,100	249,410	1.33
Polaris Industries Incorporated	2,244	228,213	1.22

Multiline Retail
Harvey Norman Holdings Limited	227,212	648,942	3.47

Specialty Retail
Rent-A-Center Incorporated	6,621	190,949	1.02

Textiles, Apparel & Luxury Goods
Hugo Boss AG	6,085	294,537	1.58

		4,804,308

Consumer Staples
Food & Staples Retailing
Metro AG	13,767	221,525	1.18
Metro Incorporated	8,700	359,038	1.92

The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Alternative Risk Premia Fund

Consolidated portfolio of investments—December 31, 2019 (unaudited)

Reference asset	Shares	Value	% of swap basket value

Food Products
Bunge Limited	4,232	$243,551	1.30%
Golden Agri-Resources Limited	1,107,300	193,475	1.03
John B. Sanfilippo & Son Incorporated	2,638	240,796	1.29
NH Foods Limited	15,800	654,489	3.50
The Hershey Company	7,374	1,083,829	5.80
Toyo Suisan Kaisha Limited	21,600	917,259	4.91
Tyson Foods Incorporated Class A	3,820	347,772	1.86

Household Products
Kimberly-Clark Corporation	1,873	257,623	1.38

		4,519,357

Energy
Energy Equipment & Services
John Wood Group plc	55,284	291,814	1.56

Oil, Gas & Consumable Fuels
Caltex Australia Limited	42,616	1,015,298	5.43
Par Pacific Holdings Incorporated	13,047	303,209	1.62
Plains GP Holdings LP Class A	45,608	864,269	4.62
Vermilion Energy Incorporated	20,200	330,247	1.77

		2,804,837

Financials
Banks
Bank of Queensland Limited	113,367	576,774	3.08
Bendigo Bank Limited	41,050	281,729	1.51
CIT Group Incorporated	18,439	841,370	4.50
Israel Discount Bank Limited Class A	90,154	417,965	2.24
Mizrahi Tefahot Bank Limited	17,748	472,826	2.53

Capital Markets
CI Financial Corporation	82,300	1,375,943	7.36
Eaton Vance Corporation	16,113	752,314	4.02
INTL FC Stone Incorporated	4,490	219,246	1.17
Magellan Financial Group Limited	8,134	325,071	1.74
SEI Investments Company	4,128	270,299	1.45

Diversified Financial Services
Eurazeo SA	7,757	530,750	2.84
Industrivarden AB Class C	38,883	937,682	5.01
Lundbergforetagen AB Class B	16,949	744,033	3.98
Mitsubishi UFJ Lease & Finance Company Limited	92,600	596,128	3.19
Onex Corporation	3,800	240,455	1.29
Voya Financial Incorporated	14,248	868,840	4.65

Insurance
Cincinnati Financial Corporation	3,876	407,560	2.18
Erie Indemnity Company Class A	1,668	276,887	1.48
James River Group Holdings Limited	7,159	295,021	1.58
RenaissanceRe Holdings Limited	5,171	1,013,617	5.42
The Hartford Financial Services Group Incorporated	9,701	589,529	3.15
W.R. Berkley Corporation	10,547	728,796	3.90

Mortgage REITs
AGNC Investment Corporation	25,172	445,038	2.38
Ares Commercial Real Estate	22,279	352,896	1.89
Western Asset Mortgage Capital REIT	21,023	217,165	1.16

		13,777,934

The accompanying notes are an integral part of these financial statements.

Wells Fargo Alternative Risk Premia Fund  |  9

Consolidated portfolio of investments—December 31, 2019 (unaudited)

Reference asset	Shares	Value	% of swap basket value

Health Care
Health Care Equipment & Supplies
Smith & Nephew plc	11,691	$283,777	1.52%

Health Care Providers & Services
MediPal Holdings Corporation	16,600	366,365	1.96
Suzuken Company Limited	23,200	945,580	5.06

Pharmaceuticals
Karo Bio AB	61,622	266,582	1.43
Orion Oyj Class B	14,155	655,539	3.51
Recordati SpA	18,395	775,434	4.15

		3,293,277

Industrials
Air Freight & Logistics
C.H. Robinson Worldwide Incorporated	6,663	521,043	2.79

Construction & Engineering
Skanska AB Class B	18,032	407,912	2.18

Electrical Equipment
Acuity Brands Incorporated	2,717	374,943	2.01

Industrial Conglomerates
DCC plc	3,302	286,220	1.53

Machinery
Epiroc AB Class B	32,885	390,827	2.09
Yangzijiang Shipbuilding Holdings Limited	407,900	339,676	1.82

Professional Services
Manpower Incorporated	8,491	824,475	4.41
Robert Half International Incorporated	6,167	389,445	2.08

Road & Rail
ComfortDelGro Corporation Limited	135,300	239,423	1.28

Transportation Infrastructure
Japan Airport Terminal Company Limited	11,600	643,624	3.44
Kamigumi Company Limited	59,600	1,310,115	7.01

		5,727,703

Information Technology
Electronic Equipment, Instruments & Components
Flex Limited	23,585	297,641	1.59
Venture Corporation Limited	35,700	430,007	2.30

IT Services
Itochu Techno-Solutions Corporation	30,200	850,495	4.55
Leidos Holdings Incorporated	5,214	510,396	2.73
The Western Union Company	40,744	1,091,122	5.84

Semiconductors & Semiconductor Equipment
ASM Pacific Technology	14,800	205,312	1.10

		3,384,973

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Alternative Risk Premia Fund

Consolidated portfolio of investments—December 31, 2019 (unaudited)

Reference asset		Shares	Value	% of swap basket value

Materials
Chemicals
Air Water Incorporated		17,600	$256,811	1.37%
Daicel Corporation		19,600	187,382	1.00
Hitachi Chemical Company Limited		11,900	498,558	2.67
Johnson Matthey plc		4,939	196,002	1.05
Kaneka Corporation		20,300	650,133	3.48
Teijin Limited		73,400	1,371,267	7.33
Tosoh Corporation		46,100	710,205	3.80

Construction Materials
Fletcher Building Limited		139,074	476,540	2.55
Taiheiyo Cement Corporation		16,000	469,641	2.51

Metals & Mining
EVRAZ plc		78,001	417,411	2.23
Kobe Steel Limited		167,700	898,560	4.81
Mitsubishi Materials Corporation		24,200	656,778	3.51
Steel Dynamics Incorporated		13,980	475,877	2.55

			7,265,165

Real Estate
Equity REITs
Equity Lifestyle Properties Incorporated		13,987	984,543	5.27
Essential Properties Realty		9,784	242,739	1.30
Mirvac Group		313,390	699,348	3.74
Segro plc		75,466	896,859	4.80
Smart REIT		20,500	492,705	2.64
Summit Industrial Income REIT		40,000	371,489	1.99

Real Estate Management & Development
Jones Lang LaSalle Incorporated		1,552	270,179	1.44
Klovern AB Class B		136,316	334,170	1.79

			4,292,032

Utilities
Electric Utilities
FirstEnergy Corporation		8,411	408,770	2.19

Multi-Utilities
ATCO Limited Class I		36,700	1,406,606	7.52

			1,815,376

	Dividend yield

Preferred Stock

Materials
Chemicals
Fuchs Petrolub SE	2.24%	7,723	383,705	2.05

Short positions

Common Stocks

Communication Services
Diversified Telecommunication Services
CenturyLink Incorporated		(66,709)	(881,226)	(4.71)

The accompanying notes are an integral part of these financial statements.

Wells Fargo Alternative Risk Premia Fund  |  11

Consolidated portfolio of investments—December 31, 2019 (unaudited)

Reference asset	Shares	Value	% of swap basket value

Entertainment
Madison Square Garden Company Class A	(691)	$(203,285)	(1.09	) %
Netflix Incorporated	(1,808)	(585,015)	(3.13)

Interactive Media & Services
Facebook Incorporated Class A	(1,254)	(257,384)	(1.38)

Wireless Telecommunication Services
Millicom International Cellular SA	(6,331)	(304,017)	(1.63)
Softbank Corporation	(104,000)	(1,394,606)	(7.46)
Vodafone Group plc	(157,182)	(305,559)	(1.63)

		(3,931,092)

Consumer Discretionary
Automobiles
Nissan Motor Company Limited	(58,200)	(337,254)	(1.80)
Tesla Motors Incorporated	(1,817)	(760,106)	(4.07)

Hotels, Restaurants & Leisure
The Stars Group Incorporated	(37,700)	(983,907)	(5.26)

Household Durables
Newell Brands Incorporated	(11,049)	(212,362)	(1.14)

Internet & Direct Marketing Retail
Amazon.com Incorporated	(115)	(212,502)	(1.14)
Delivery Hero SE	(2,755)	(218,359)	(1.17)

Specialty Retail
Industria de Diseno Textil SA	(12,173)	(429,433)	(2.30)

Textiles, Apparel & Luxury Goods
EssilorLuxottica SA	(3,735)	(568,941)	(3.04)

		(3,722,864)

Consumer Staples
Beverages
Anheuser Busch InBev SA	(5,672)	(462,602)	(2.47)

Food & Staples Retailing
Aeon Company Limited	(15,400)	(317,800)	(1.70)
Seven & I Holdings Company Limited	(6,100)	(223,598)	(1.20)

Food Products
Leroy Seafood Group ASA	(37,315)	(248,406)	(1.33)
The Kraft Heinz Company	(30,882)	(992,239)	(5.31)

Household Products
Reckitt Benckiser Group plc	(6,003)	(487,352)	(2.61)

		(2,731,997)

Energy
Oil, Gas & Consumable Fuels
The Williams Companies Incorporated	(15,111)	(358,433)	(1.92)

Financials
Banks
Japan Post Bank Company Limited	(151,800)	(1,456,489)	(7.79)
Mitsubishi UFJ Financial Group Incorporated	(265,600)	(1,435,922)	(7.68)
Mizuho Financial Group Incorporated	(952,800)	(1,467,711)	(7.85)

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Alternative Risk Premia Fund

Consolidated portfolio of investments—December 31, 2019 (unaudited)

Reference asset	Shares	Value	% of swap basket value

Capital Markets
Daiwa Securities Group Incorporated	(42,900)	$(216,577)	(1.16	) %
Deutsche Bank AG	(32,469)	(251,587)	(1.35)
Nomura Holdings Incorporated	(141,600)	(728,643)	(3.90)
Standard Life Aberdeen plc	(69,756)	(303,160)	(1.62)
UBS Group AG	(70,380)	(888,152)	(4.75)

Diversified Financial Services
Kinnevik AB Class B	(46,141)	(1,130,686)	(6.05)

Insurance
AIA Group Limited	(27,800)	(291,832)	(1.56)
AXA SA	(48,548)	(1,367,397)	(7.31)
Enstar Group Limited	(1,040)	(215,134)	(1.15)
Japan Post Holdings Company Limited	(162,100)	(1,524,463)	(8.15)
Prudential plc	(23,769)	(456,209)	(2.44)
QBE Insurance Group Limited	(22,473)	(203,123)	(1.09)

Mortgage REITs
Two Harbors Investment Corporation	(25,437)	(371,889)	(1.99)

		(12,308,974)

Health Care
Biotechnology
Alnylam Pharmaceuticals Incorporated	(4,182)	(481,641)	(2.58)
Biomarin Pharmaceutical Incorporated	(5,933)	(501,635)	(2.68)

Health Care Equipment & Supplies
Alcon Incorporated	(4,645)	(263,100)	(1.41)

Health Care Providers & Services
Cigna Corporation	(1,607)	(328,615)	(1.76)
CVS Health Corporation	(15,419)	(1,145,478)	(6.13)
Orpea SA	(1,846)	(236,676)	(1.27)
UnitedHealth Group Incorporated	(1,558)	(458,021)	(2.45)

		(3,415,166)

Industrials
Aerospace & Defense
Airbus SE	(2,231)	(326,528)	(1.75)
Rolls Royce Holdings plc	(90,394)	(818,036)	(4.37)
Teledyne Technologies Incorporated	(898)	(311,193)	(1.66)
The Boeing Company	(1,110)	(361,594)	(1.93)

Construction & Engineering
Royal Boskalis Westminster NV	(9,484)	(242,551)	(1.30)

Electrical Equipment
Nidec Corporation	(4,200)	(573,651)	(3.07)

Industrial Conglomerates
General Electric Company	(51,676)	(576,704)	(3.08)
Siemens AG	(2,677)	(349,594)	(1.87)

Machinery
FANUC Corporation	(4,100)	(757,126)	(4.05)
Nordson Corporation	(1,209)	(196,874)	(1.05)

Road & Rail
Canadian National Railway Company	(11,700)	(1,058,411)	(5.66)
Sotetsu Holdings Incorporated	(13,900)	(376,820)	(2.02)

The accompanying notes are an integral part of these financial statements.

Wells Fargo Alternative Risk Premia Fund  |  13

Consolidated portfolio of investments—December 31, 2019 (unaudited)

Reference asset	Shares	Value	% of swap basket value

Transportation Infrastructure
Atlas Arteria Limited	(43,207)	$(237,410)	(1.27	) %
Transurban Group	(48,380)	(506,204)	(2.71)

		(6,692,696)

Information Technology
Electronic Equipment, Instruments & Components
Keyence Corporation	(1,400)	(491,594)	(2.63)
National Instruments Corporation	(8,171)	(345,960)	(1.85)

IT Services
Black Knight Incorporated	(4,470)	(288,226)	(1.54)
WEX Incorporated	(1,256)	(263,082)	(1.41)

Semiconductors & Semiconductor Equipment
ASML Holding NV	(2,111)	(624,418)	(3.34)
Nvidia Corporation	(2,943)	(692,488)	(3.70)
Qualcomm Incorporated	(10,608)	(935,944)	(5.01)

Software
Guidewire Software Incorporated	(1,830)	(200,879)	(1.07)
salesforce.com Incorporated	(3,895)	(633,483)	(3.39)
SAP SE	(2,917)	(392,623)	(2.10)

Technology Hardware, Storage & Peripherals
Apple Incorporated	(4,271)	(1,254,179)	(6.71)

		(6,122,876)

Materials
Chemicals
Corteva Incorporated	(18,562)	(548,693)	(2.93)
Dupont De Nemours Incorporated	(15,579)	(1,000,172)	(5.35)
Nutrien Limited	(23,400)	(1,120,310)	(5.99)

Metals & Mining
Pan American Silver Corporation	(9,900)	(234,511)	(1.25)

		(2,903,686)

Real Estate
Equity REITs
British Land Company plc	(145,318)	(1,229,615)	(6.58)
Hammerson plc	(47,925)	(195,967)	(1.05)
Kilroy Realty Corporation	(2,572)	(215,791)	(1.15)
Land Securities Group plc	(95,308)	(1,249,825)	(6.68)
VICI Properties Incorporated	(15,645)	(399,730)	(2.14)

Real Estate Management & Development
Capital & Counties Properties plc	(112,977)	(391,632)	(2.09)

		(3,682,560)

Utilities
Electric Utilities
CK Infrastructure Holdings Limited	(36,000)	(256,176)	(1.37)
EDF Group	(77,524)	(863,326)	(4.62)

		(1,119,502)

Abbreviations:

REIT	Real estate investment trust

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Alternative Risk Premia Fund

Consolidated statement of assets and liabilities—December 31, 2019 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $90,808,376)	$90,833,280
Investments in affiliated securities, at value (cost $5,734,600)	5,734,600
Cash at broker segregated for forward foreign currency contracts	1,610,000
Receivable for dividends	9,156
Unrealized gains on forward foreign currency contracts	757,521
Prepaid expenses and other assets	48,300

Total assets	98,992,857

Liabilities
Payable for daily variation margin on open futures contracts	862,611
Overdraft due to custodian bank	451
Cash due to broker (including foreign currency), at value (cost $159)	166
Unrealized losses on swap contracts	70,815
Unrealized losses on forward foreign currency contracts	2,553,055
Management fee payable	17,828
Administration fees payable	2,545
Trustees’ fees and expenses payable	5,168
Accrued expenses and other liabilities	89,724

Total liabilities	3,602,363

Total net assets	$95,390,494

Net assets consist of
Paid-in capital	$97,858,837
Total distributable loss	(2,468,343)

Total net assets	$95,390,494

Computation of net asset value
Net assets – Class R6	$95,366,787
Shares outstanding – Class R6[1]	10,056,739
Net asset value per share – Class R6	$9.48
Net assets – Institutional Class	$23,707
Shares outstanding – Institutional Class[1]	2,500
Net asset value per share – Institutional Class	$9.48

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Alternative Risk Premia Fund  |  15

Consolidated statement of operations—six months ended December 31, 2019 (unaudited)

Investment income
Interest	$817,910
Income from affiliated securities	81,765

Total investment income	899,675

Expenses
Management fee	272,287
Administration fees
Class R6	13,611
Institutional Class	17
Custody and accounting fees	11,657
Professional fees	65,636
Registration fees	22,809
Shareholder report expenses	61,666
Trustees’ fees and expenses	10,297
Other fees and expenses	13,684

Total expenses	471,664
Less: Fee waivers and/or expense reimbursements
Fund-level	(190,634)

Net expenses	281,030

Net investment income	618,645

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities and foreign currency	34,644
Futures contracts	567,478
Forward foreign currency contracts	2,250,586
Swap contracts	(2,354,577)

Net realized gains on investments	498,131

Net change in unrealized gains (losses) on
Unaffiliated securities	7,511
Futures contracts	(1,412,655)
Forward foreign currency contracts	(1,755,342)
Swap contracts	(88,559)

Net change in unrealized gains (losses) on investments	(3,249,045)

Net realized and unrealized gains (losses) on investments	(2,750,914)

Net decrease in net assets resulting from operations	$(2,132,269)

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Alternative Risk Premia Fund

Consolidated statement of changes in net assets

	Six months ended December 31, 2019 (unaudited)		Year ended June 30, 2019[1]

Operations
Net investment income		$618,645		$293,577
Net realized gains (losses) on investments		498,131		(1,635,932)
Net change in unrealized gains (losses) on investments		(3,249,045)		323,292

Net decrease in net assets resulting from operations		(2,132,269)		(1,019,063)

Distributions to shareholders from net investment income and net realized gains
Class R6		(1,035,896)		0
Institutional Class		(233)		0

Total distributions to shareholders		(1,036,129)		0

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class R6	6,797,251	66,868,902	3,997,500	39,975,000
Institutional Class	0	0	2,500	25,000

		66,868,902		40,000,000

Reinvestment of distributions
Class R6	64,136	622,954	0	0

Payment for shares redeemed
Class R6	(802,148)	(7,913,901)	0	0

Net increase in net assets resulting from capital share transactions		59,577,955		40,000,000

Total increase in net assets		56,409,557		38,980,937

Net assets
Beginning of period		38,980,937		0

End of period		$95,390,494		$38,980,937

[1]	For the period from January 29, 2019 (commencement of operations) to June 30, 2019

The accompanying notes are an integral part of these financial statements.

Wells Fargo Alternative Risk Premia Fund  |  17

Consolidated financial highlights

(For a share outstanding throughout each period)

CLASS R6	Six months ended December 31, 2019 (unaudited)	Year ended June 30, 2019[1]
Net asset value, beginning of period	$9.75	$10.00
Net investment income	0.07 [2]	0.07
Net realized and unrealized gains (losses) on investments	(0.24)	(0.32)

Total from investment operations	(0.17)	(0.25)
Distributions to shareholders from
Net investment income	(0.03)	0.00
Net realized gains	(0.07)	0.00

Total distributions to shareholders	(0.10)	0.00
Net asset value, end of period	$9.48	$9.75
Total return[3]	(1.63)%	(2.50)%
Ratios to average net assets (annualized)
Gross expenses	1.04%	1.56%
Net expenses	0.62%	0.62%
Net investment income	1.36%	1.78%
Supplemental data
Portfolio turnover rate	0%	0%
Net assets, end of period (000s omitted)	$95,367	$38,957

[1]	For the period from January 29, 2019 (commencement of class operations) to June 30, 2019

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Alternative Risk Premia Fund

Consolidated financial highlights

(For a share outstanding throughout each period)

INSTITUTIONAL CLASS	Six months ended December 31, 2019 (unaudited)	Year ended June 30, 2019[1]
Net asset value, beginning of period	$9.74	$10.00
Net investment income	0.06	0.07
Net realized and unrealized gains (losses) on investments	(0.23)	(0.33)

Total from investment operations	(0.17)	(0.26)
Distributions to shareholders from
Net investment income	(0.02)	0.00
Net realized gains	(0.07)	0.00

Total distributions to shareholders	(0.09)	0.00
Net asset value, end of period	$9.48	$9.74
Total return[2]	(1.74)%	(2.60)%
Ratios to average net assets (annualized)
Gross expenses	1.17%	1.68%
Net expenses	0.72%	0.72%
Net investment income	1.28%	1.69%
Supplemental data
Portfolio turnover rate	0%	0%
Net assets, end of period (000s omitted)	$24	$24

[1]	For the period from January 29, 2019 (commencement of class operations) to June 30, 2019

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Alternative Risk Premia Fund  |  19

Consolidated notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Alternative Risk Premia Fund (the “Fund”) which is a diversified series of the Trust.

2. INVESTMENT IN SUBSIDIARY

The Fund invests in direct or indirect investments in various derivatives, including commodity-linked derivatives, through Alt Risk Premia Special Investments (Cayman) Ltd. (the “Subsidiary”), a wholly owned subsidiary incorporated on October 2, 2018 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of December 31, 2019, the Subsidiary had $3,171,682 invested in securities and futures contracts representing 70.59% of its net assets. The Fund is the sole shareholder of the Subsidiary. As of December 31, 2019, the Fund held $4,493,262 in the Subsidiary, representing 4.71% of the Fund’s net assets prior to consolidation.

The consolidated financial statements of the Fund include the financial results of the Subsidiary. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary and the consolidated financial statements include the accounts of the Fund and the Subsidiary. Accordingly, all interfund balances and transactions between the Fund and the Subsidiary have been eliminated in consolidation.

3. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the consolidated financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Swaps contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time

20  |  Wells Fargo Alternative Risk Premia Fund

Consolidated notes to financial statements (unaudited)

each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values, commodities, and foreign exchange rates and is subject to interest rate risk, equity price risk, commodity risk, and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Consolidated Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Consolidated Statement of Operations.

Swap contracts

Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the OTC market (“OTC swaps”) or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.

The Fund entered into OTC swaps. For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuations in market value are recorded as unrealized gains or losses on OTC swaps in the Consolidated Statement of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

Total return basket swaps

The Fund may enter into total return basket swap contracts to obtain exposure to a custom basket of long and short securities without owning such securities. The Fund has the ability to trade in and out of the long and short positions within the swap and receives the economic benefits and risks equivalent to direct investments in these positions. Under the terms

Wells Fargo Alternative Risk Premia Fund  |  21

Consolidated notes to financial statements (unaudited)

of the contract, the Fund and the counterparty exchange periodic payments based on the total return of reference assets within a basket for a specified interest rate. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. To the extent the total return of the reference assets exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty. Positions within the swap are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses on swap contracts in the Consolidated Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

The Fund is exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the reference securities in the basket. In addition to counterparty credit risk, the Fund is subject to liquidity risk if there is no market for the contracts and is exposed to the market risk associated with the reference securities in the basket.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund is not subject to examination by federal and state tax authorities for taxes before 2019, the year the Fund commenced operations.

As of December 31, 2019, the aggregate cost of all investments for federal income tax purposes was $96,878,601 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$2,281,990

Gross unrealized losses	(5,543,375)

Net unrealized losses	$(3,261,385)

Class allocations

The separate classes of shares offered by the Fund differ principally in administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

22  |  Wells Fargo Alternative Risk Premia Fund

Consolidated notes to financial statements (unaudited)

4. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Short-term investments

Investment companies	$5,734,600	$0	$0	$5,734,600

U.S. Treasury securities	90,833,280	0	0	90,833,280

	96,567,880	0	0	96,567,880
Futures contracts	1,142,555	0	0	1,142,555

Forward foreign currency contracts	0	757,521	0	757,521

Total assets	$97,710,435	$757,521	$0	$98,467,956

Liabilities
Futures contracts	$2,226,870	$0	$0	$2,226,870
Forward foreign currency contracts	0	2,553,055	0	2,553,055

Swap contracts	0	70,815	0	70,815

Total liabilities	$2,226,870	$2,623,870	$0	$4,850,740

Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Consolidated Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Consolidated Statements of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.

For the six months ended December 31, 2019, the Fund did not have any transfers into/out of Level 3.

5. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadvisers and providing fund-level administrative services

Wells Fargo Alternative Risk Premia Fund  |  23

Consolidated notes to financial statements (unaudited)

in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $500 million	0.600%

Next $500 million	0.575

Next $2 billion	0.550

Next $2 billion	0.525

Next $5 billion	0.490

Over $10 billion	0.480

For the six months ended December 31, 2019, the management fee was equivalent to an annual rate of 0.60% of the Fund’s average daily net assets.

The Subsidiary has entered into a separate advisory contract with Funds Management to manage the investment and reinvestment of its assets in conformity with its investment objectives and restrictions. Under this agreement, the Subsidiary does not pay Funds Management a fee for its services.

Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated (“WellsCap”) and Wells Fargo Asset Management (International) Limited (“WFAM(I) Ltd”), each an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, serve as subadvisers to the Fund. WellsCap receives a subadvisory fee at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase. WFAM(I) Ltd receives a subadvisory fee for its asset allocation services at an annual rate of 0.10% of the Fund’s average daily net assets and a fee for portfolio management services on the assets it co-manages with WellsCap at an annual rate starting at 0.15% and declining to 0.075%. Effective August 1, 2019, Wells Fargo Asset Management (International), LLC, the subadviser at the time to the Fund, had merged with WFAM(I) Ltd and WFAM(I) Ltd became the subadviser to the Fund. This transaction did not result in any changes to the services provided to the Fund or to the strategies or fees and expenses.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class R6	0.03%

Institutional Class	0.13

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through December 4, 2020 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.62% for Class R6 shares and 0.72% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

24  |  Wells Fargo Alternative Risk Premia Fund

Consolidated notes to financial statements (unaudited)

6. INVESTMENT PORTFOLIO TRANSACTIONS

For the six months ended December 31, 2019, the Fund did not have any purchases and sales of securities, excluding any short-term securities.

7. DERIVATIVE TRANSACTIONS

During the six months ended December 31, 2019, the Fund entered into futures contracts, forward foreign currency contracts, and swap contracts to gain market exposures as a substitute for taking a position in the underlying security or basket of securities aiming to achieve Fund’s risk return objective.

The volume of the Fund’s derivative activity during the six months ended December 31, 2019 was as follows:

Futures contracts

Average notional balance on long futures	$155,800,712

Average notional balance on short futures	37,376,371
Forward foreign currency contracts

Average contract amounts to buy	$77,088,138

Average contract amounts to sell	97,495,567
Swap contracts

Average notional balance	$16,499,780

The Fund’s swap transactions may contain provisions for early termination in the event the net assets of the Fund declines below specific levels identified by the counterparty. If these levels are triggered, the counterparty may terminate the transaction and seek payment or request full collateralization of the derivative transactions in net liability positions.

A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2019 by risk type was as follows for the Fund:

	Asset derivatives			Liability derivatives

	Consolidated Statement of Assets and Liabilities location	Fair value		Consolidated Statement of Assets and Liabilities location	Fair value

Interest rate risk	Unrealized gains on futures contracts	$0	*	Unrealized losses on futures contracts	$871,155	*

Commodity risk	Unrealized gains on futures contracts	822,094	*	Unrealized losses on futures contracts	1,323,104	*

Equity risk	Unrealized gains on futures contracts	320,461	*	Unrealized losses on futures contracts	32,611	*

	Unrealized gains on swap contracts	0		Unrealized losses on swap contracts	70,815

Foreign currency risk	Unrealized gains on forward foreign currency contracts	757,521		Unrealized losses on forward foreign currency contracts	2,553,055

		$1,900,076			$4,850,740

*

Amount represents cumulative unrealized gains (losses) as reported in the table following the Consolidated Portfolio of Investments. Only the current day’s variation margin as of December 31, 2019 is reported separately on the Consolidated Statement of Assets and Liabilities.

Wells Fargo Alternative Risk Premia Fund  |  25

Consolidated notes to financial statements (unaudited)

The effect of derivative instruments on the Consolidated Statement of Operations for the six months ended December 31, 2019 was as follows for the Fund:

	Amount of realized gains (losses) on derivatives

	Futures contracts	Forward foreign currency contracts	Swap contracts	Total

Interest rate risk	$(10,523)	$0	$0	$(10,523)

Commodity risk	159,918	0	0	159,918

Equity risk	418,083	0	(2,354,577)	(1,936,494)

Foreign currency risk	0	2,250,586	0	2,250,586

	$567,478	$2,250,586	$(2,354,577)	$463,487

	Change in unrealized gains (losses) on derivatives

	Futures contracts	Forward foreign currency contracts	Swap contracts	Total

Interest rate risk	$(1,016,200)	$0	$0	$(1,016,200)

Commodity risk	(578,774)	0	0	(578,774)

Equity risk	182,319	0	(88,559)	93,760

Foreign currency risk	0	(1,755,342)	0	(1,755,342)

	$(1,412,655)	$(1,755,342)	$(88,559)	$(3,256,556)

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Consolidated Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Consolidated Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Consolidated Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:

Counterparty	Gross amounts of assets in the Consolidated Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets

Goldman Sachs	$757,521	$(757,521)	$0	$0

Counterparty	Gross amounts of liabilities in the Consolidated Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities

Goldman Sachs	$2,623,870	$(757,521)	$1,610,000	$256,349

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

26  |  Wells Fargo Alternative Risk Premia Fund

Consolidated notes to financial statements (unaudited)

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

Wells Fargo Alternative Risk Premia Fund  |  27

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

28  |  Wells Fargo Alternative Risk Premia Fund

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 149 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

Wells Fargo Alternative Risk Premia Fund  |  29

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock[3] (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

30  |  Wells Fargo Alternative Risk Premia Fund

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Michelle Rhee[4] (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy[5] (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 85 funds and Assistant Treasurer of 64 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

[3]	Pamela Wheelock was re-appointed to the Board effective January 1, 2020.

[4]	Michelle Rhee became Chief Legal Officer effective October 22, 2019.

[5]	Catherine Kennedy became Secretary effective October 22, 2019.

Wells Fargo Alternative Risk Premia Fund  |  31

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved.

PAR-0120-02383 02-20

SA295/SAR295 12-19

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the most recent fiscal half-year of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:

/s/Andrew Owen

Andrew Owen
President

Date:	February 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:

/s/Andrew Owen

Andrew Owen
President

Date:	February 25, 2020

By:

/s/Nancy Wiser

Nancy Wiser
Treasurer

Date:	February 25, 2020

By:

/s/Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	February 25, 2020